UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                811-21864

                                 WisdomTree Trust

(Exact name of registrant as specified in charter)

245 Park Avenue, 35th Floor

                              New York, NY 10167

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

                             Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (866) 909-9473

Date of fiscal year end:  March 31

Date of reporting period:  June 30, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Schedule of Investments (unaudited)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 22.0%
AGL Energy Ltd.	11,341	$188,367
Amcor Ltd.	17,253	183,690
AMP Ltd.	25,058	65,910
Aristocrat Leisure Ltd.	2,700	61,642
Aurizon Holdings Ltd.	37,771	120,838
Australia & New Zealand Banking Group Ltd.	25,367	529,285
BHP Billiton Ltd.	50,585	1,267,377
Brambles Ltd.	18,093	118,708
Caltex Australia Ltd.	4,146	99,679
CIMIC Group Ltd.	3,893	121,669
Cochlear Ltd.	300	44,369
Commonwealth Bank of Australia	14,996	807,384
CSL Ltd.	2,414	343,554
Fortescue Metals Group Ltd.	114,057	369,950
Insurance Australia Group Ltd.	15,347	96,723
Macquarie Group Ltd.	2,589	236,528
Medibank Pvt Ltd.	13,000	28,047
National Australia Bank Ltd.	25,921	524,949
Newcrest Mining Ltd.	2,600	41,878
Qantas Airways Ltd.	13,000	59,167
QBE Insurance Group Ltd.	11,422	82,197
Ramsay Health Care Ltd.	1,715	68,399
REA Group Ltd.	1,320	88,624
Rio Tinto Ltd.	7,479	461,078
Sonic Healthcare Ltd.	6,147	111,408
South32 Ltd.	82,102	218,986
Suncorp Group Ltd.	10,064	108,488
Telstra Corp., Ltd.	408,909	791,561
Treasury Wine Estates Ltd.	5,817	74,740
Wesfarmers Ltd.	22,717	828,480
Westpac Banking Corp.	29,604	640,876
Woodside Petroleum Ltd.	14,203	372,113
Woolworths Group Ltd.	15,960	359,893

Total Australia		9,516,557

China - 26.4%
AAC Technologies Holdings, Inc.	4,900	69,015
Agricultural Bank of China Ltd. Class H	256,900	120,175
ANTA Sports Products Ltd.	17,000	90,033
Bank of China Ltd. Class H	696,055	345,124
Bank of Communications Co., Ltd. Class H*	243,955	186,882
Beijing Enterprises Holdings Ltd.	11,900	57,942
Beijing Enterprises Water Group Ltd.*	48,500	26,459
China CITIC Bank Corp., Ltd. Class H	90,800	56,826
China Construction Bank Corp. Class H*	1,030,400	952,195
China Gas Holdings Ltd.	8,900	35,791
China Life Insurance Co., Ltd. Class H	26,396	68,131
China Merchants Bank Co., Ltd. Class H*	29,204	107,764
China Minsheng Banking Corp., Ltd. Class H	70,800	50,627
China Mobile Ltd.	355,134	3,155,057
China Overseas Land & Investment Ltd.	61,565	202,851
China Pacific Insurance Group Co., Ltd. Class H	20,200	78,143
China Petroleum & Chemical Corp. Class H	651,161	581,820
China Resources Beer Holdings Co., Ltd.	12,300	59,733
China Resources Land Ltd.	26,300	88,667
China Resources Pharmaceutical Group Ltd.(a)	47,000	65,059
China Resources Power Holdings Co., Ltd.	144,418	254,397
China Shenhua Energy Co., Ltd. Class H	44,036	104,513
China State Construction International Holdings Ltd.	35,700	36,631
China Telecom Corp., Ltd. Class H	143,038	66,911
CITIC Ltd.	400,400	564,458
CNOOC Ltd.	928,061	1,601,686
Country Garden Holdings Co., Ltd.	41,000	72,118
CSPC Pharmaceutical Group Ltd.	35,300	106,636
Dali Foods Group Co., Ltd.(a)	79,500	61,306
ENN Energy Holdings Ltd.	4,900	48,185
Fosun International Ltd.	51,500	96,889
Geely Automobile Holdings Ltd.	10,800	28,014
Guangdong Investment Ltd.	125,500	199,317
Hengan International Group Co., Ltd.	13,600	130,878
Industrial & Commercial Bank of China Ltd. Class H	648,270	485,038
PetroChina Co., Ltd. Class H	241,419	183,708
PICC Property & Casualty Co., Ltd. Class H	28,500	30,769
Ping An Insurance Group Co. of China Ltd. Class H	22,646	208,406
Shenzhou International Group Holdings Ltd.	11,000	135,792
Sun Art Retail Group Ltd.	140,425	183,643
Tencent Holdings Ltd.	5,400	271,051
Want Want China Holdings Ltd.	98,800	87,901
WH Group Ltd.(a)	112,000	91,222

Total China		11,447,763

Hong Kong - 8.5%
AIA Group Ltd.	32,925	287,894
Bank of East Asia Ltd. (The)	11,000	43,955
BOC Hong Kong Holdings Ltd.	64,389	303,255
Chow Tai Fook Jewellery Group Ltd.	29,400	33,127
CLP Holdings Ltd.	40,104	431,943
Galaxy Entertainment Group Ltd.	23,000	178,097
Hang Lung Properties Ltd.	41,000	84,556
Hang Seng Bank Ltd.	11,703	292,670
Henderson Land Development Co., Ltd.	22,523	119,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2018

Investments	Shares	Value
Hong Kong & China Gas Co., Ltd.	143,345	$274,432
Hong Kong Exchanges & Clearing Ltd.	5,900	177,479
MTR Corp., Ltd.	62,265	344,442
New World Development Co., Ltd.	80,857	113,781
Power Assets Holdings Ltd.	42,579	297,683
Sino Land Co., Ltd.	38,924	63,307
Sun Hung Kai Properties Ltd.	15,534	234,432
Swire Pacific Ltd. Class A	9,500	100,625
Swire Properties Ltd.	34,600	127,896
Techtronic Industries Co., Ltd.	12,000	66,918
Wharf Holdings Ltd. (The)	19,350	62,153
Wheelock & Co., Ltd.	9,000	62,692

Total Hong Kong		3,700,477

India - 5.6%
Ambuja Cements Ltd.	10,157	30,753
Asian Paints Ltd.	2,045	37,741
Bharat Petroleum Corp., Ltd.	8,468	46,137
Bharti Airtel Ltd.	6,651	37,077
Bharti Infratel Ltd.	12,579	55,179
Coal India Ltd.	44,382	171,238
HCL Technologies Ltd.	6,584	89,009
Hero MotoCorp Ltd.	1,109	56,223
Hindustan Petroleum Corp., Ltd.	13,276	50,225
Hindustan Unilever Ltd.	6,625	158,690
Indian Oil Corp., Ltd.	45,268	103,070
IndusInd Bank Ltd.	1,199	33,813
Infosys Ltd.	440	8,395
Infosys Ltd. ADR	25,460	494,688
ITC Ltd.	25,166	97,777
Larsen & Toubro Ltd. GDR Reg S	3,160	57,954
Maruti Suzuki India Ltd.	545	70,203
NTPC Ltd.	26,335	61,364
Oil & Natural Gas Corp., Ltd.	52,551	121,493
Power Grid Corp. of India Ltd.	16,721	45,600
Reliance Industries Ltd. GDR(a)	4,776	134,206
Tata Consultancy Services Ltd.	8,048	217,043
Tech Mahindra Ltd.	6,101	58,365
Vedanta Ltd. ADR	10,000	136,000
Wipro Ltd.	8,192	31,266
Yes Bank Ltd.	7,399	36,679

Total India		2,440,188

Indonesia - 1.3%
Astra International Tbk PT	235,261	108,355
Bank Central Asia Tbk PT	37,575	56,310
Bank Mandiri Persero Tbk PT	108,648	51,936
Bank Rakyat Indonesia Persero Tbk PT	369,500	73,229
Gudang Garam Tbk PT	10,900	51,153
Hanjaya Mandala Sampoerna Tbk PT	162,600	40,622
Telekomunikasi Indonesia Persero Tbk PT	770,800	201,710
Unilever Indonesia Tbk PT	35	112

Total Indonesia		583,427

Malaysia - 1.9%
Axiata Group Bhd	29,700	27,939
DiGi.Com Bhd	62,800	64,518
Genting Malaysia Bhd	30,040	36,290
Malayan Banking Bhd	61,794	137,677
MISC Bhd	42,200	61,845
Petronas Chemicals Group Bhd	61,308	127,640
Petronas Gas Bhd	14,600	62,528
Public Bank Bhd	18,190	105,191
Sime Darby Bhd	32,000	19,408
Tenaga Nasional Bhd	44,100	159,828

Total Malaysia		802,864

Philippines - 0.4%
PLDT, Inc.	2,265	54,750
SM Investments Corp.	3,764	61,713
Universal Robina Corp.	16,660	37,773

Total Philippines		154,236

Singapore - 5.3%
CapitaLand Ltd.	43,900	101,741
DBS Group Holdings Ltd.	15,617	304,781
Jardine Cycle & Carriage Ltd.	4,578	106,837
Keppel Corp., Ltd.	30,584	160,378
Oversea-Chinese Banking Corp., Ltd.	29,101	248,431
Singapore Airlines Ltd.	14,757	115,697
Singapore Technologies Engineering Ltd.	53,425	128,909
Singapore Telecommunications Ltd.	344,077	777,233
United Overseas Bank Ltd.	11,398	223,697
Wilmar International Ltd.	61,100	137,122

Total Singapore		2,304,826

South Korea - 9.5%
Hana Financial Group, Inc.	1,184	45,522
Hyundai Motor Co.	2,007	226,001
Kangwon Land, Inc.	2,467	57,884
KB Financial Group, Inc.	1,456	68,979
Kia Motors Corp.	4,352	120,466
Korea Electric Power Corp.	7,185	206,299
Korea Zinc Co., Ltd.	92	31,864
KT&G Corp.	1,943	186,542
LG Chem Ltd.	360	107,725
LG Corp.	1,356	87,723
LG Display Co., Ltd.	2,438	40,032
LG Household & Health Care Ltd.	61	76,407
NCSoft Corp.	94	31,291
POSCO	1,195	352,764
S-Oil Corp.	1,208	118,686
Samsung Electronics Co., Ltd.	38,300	1,603,136
Samsung Life Insurance Co., Ltd.	444	39,201
Shinhan Financial Group Co., Ltd.	2,723	105,793
SK Holdings Co., Ltd.	302	70,182
SK Hynix, Inc.	2,054	157,943
SK Innovation Co., Ltd.	1,039	188,316
SK Telecom Co., Ltd.	443	92,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Asia Pacific ex-Japan Fund (AXJL)

June 30, 2018

Investments	Shares	Value
SK Telecom Co., Ltd. ADR	3,377	$78,752

Total South Korea		4,094,123

Taiwan - 16.0%
ASE Technology Holding Co., Ltd.	59,526	139,792
Catcher Technology Co., Ltd.	10,000	111,845
Cathay Financial Holding Co., Ltd.	81,614	144,016
Cheng Shin Rubber Industry Co., Ltd.	57,948	87,145
China Steel Corp.	190,078	147,756
Chunghwa Telecom Co., Ltd.	96,436	347,933
CTBC Financial Holding Co., Ltd.	139,389	100,352
Delta Electronics, Inc.	32,415	116,419
Far EasTone Telecommunications Co., Ltd.	46,000	118,891
First Financial Holding Co., Ltd.	97,619	65,958
Formosa Chemicals & Fibre Corp.	98,685	393,271
Formosa Petrochemical Corp.*	52,511	210,984
Formosa Plastics Corp.	107,444	396,459
Fubon Financial Holding Co., Ltd.	65,803	110,289
Hon Hai Precision Industry Co., Ltd.	301,532	822,850
Largan Precision Co., Ltd.	1,000	147,269
MediaTek, Inc.	21,000	206,635
Mega Financial Holding Co., Ltd.	137,827	121,605
Nan Ya Plastics Corp.	153,537	439,130
Pegatron Corp.	56,000	115,165
President Chain Store Corp.	11,000	124,654
Quanta Computer, Inc.	74,000	129,852
Taiwan Mobile Co., Ltd.	46,100	167,081
Taiwan Semiconductor Manufacturing Co., Ltd.	267,241	1,897,689
Uni-President Enterprises Corp.	71,346	181,123
United Microelectronics Corp.	143,000	79,500

Total Taiwan		6,923,663

Thailand - 2.3%
Advanced Info Service PCL NVDR	28,800	160,821
Airports of Thailand PCL NVDR	30,440	57,885
Charoen Pokphand Foods PCL NVDR	68,900	50,328
CP ALL PCL	37,500	82,346
Kasikornbank PCL NVDR	6,600	38,648
PTT Exploration & Production PCL	21,913	92,930
PTT Global Chemical PCL	44,594	96,914
PTT PCL	130,000	188,349
PTT PCL NVDR	68,000	98,521
Siam Cement PCL (The) NVDR	5,871	73,365
Siam Commercial Bank PCL (The)	14,900	53,295

Total Thailand		993,402

TOTAL COMMON STOCKS (Cost: $39,989,280)		42,961,526

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree Global ex-U.S. Real Estate Fund(b) (Cost: $91,511)	2,885	87,300

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $40,080,791)		43,048,826
Other Assets less Liabilities - 0.6%		260,505

NET ASSETS - 100.0%		$43,309,331

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated company (See Note 4).

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 99.6%

Airlines - 0.9%
Qantas Airways Ltd.	62,532	$284,603

Banks - 11.0%
Australia & New Zealand Banking Group Ltd.	40,163	838,006
Commonwealth Bank of Australia	16,103	866,985
National Australia Bank Ltd.	50,848	1,029,767
Westpac Banking Corp.	43,830	948,845

Total Banks		3,683,603

Beverages - 2.9%
Coca-Cola Amatil Ltd.	108,873	740,055
Treasury Wine Estates Ltd.	17,592	226,033

Total Beverages		966,088

Biotechnology - 0.9%
CSL Ltd.	1,085	154,414
Sirtex Medical Ltd.	5,866	136,307

Total Biotechnology		290,721

Building Products - 0.3%
Reliance Worldwide Corp., Ltd.	26,198	103,750

Capital Markets - 3.3%
ASX Ltd.	9,816	466,992
Macquarie Group Ltd.	7,089	647,642

Total Capital Markets		1,114,634

Chemicals - 1.1%
Orica Ltd.	27,975	366,880

Commercial Services & Supplies - 2.7%
Brambles Ltd.	63,309	415,370
Downer EDI Ltd.	95,090	476,344

Total Commercial Services & Supplies		891,714

Construction & Engineering - 1.4%
CIMIC Group Ltd.	14,486	452,736

Construction Materials - 1.6%
Boral Ltd.	111,558	538,233

Containers & Packaging - 1.7%
Amcor Ltd.	54,175	576,792

Diversified Financial Services - 2.9%
AMP Ltd.	369,749	972,553

Diversified Telecommunication Services - 3.7%
SpeedCast International Ltd.	37,130	169,265
Telstra Corp., Ltd.	505,858	979,233
TPG Telecom Ltd.	24,231	92,559

Total Diversified Telecommunication Services		1,241,057

Electric Utilities - 1.6%
AusNet Services	448,670	532,057

Energy Equipment & Services - 0.2%
WorleyParsons Ltd.	6,491	83,832

Food & Staples Retailing - 4.7%
Metcash Ltd.*	235,676	454,477
Wesfarmers Ltd.	18,445	672,682
Woolworths Group Ltd.	20,063	452,415

Total Food & Staples Retailing		1,579,574

Food Products - 2.9%
Bega Cheese Ltd.	34,361	188,122
Costa Group Holdings Ltd.	33,420	203,712
Freedom Foods Group Ltd.	18,710	93,035
GrainCorp Ltd. Class A	83,189	472,045

Total Food Products		956,914

Health Care Equipment & Supplies - 1.5%
Ansell Ltd.	15,192	305,197
Cochlear Ltd.	1,348	199,363

Total Health Care Equipment & Supplies		504,560

Health Care Providers & Services - 4.5%
Healthscope Ltd.	226,117	369,217
Primary Health Care Ltd.	152,251	392,592
Ramsay Health Care Ltd.	6,954	277,347
Sonic Healthcare Ltd.	24,611	446,050

Total Health Care Providers & Services		1,485,206

Hotels, Restaurants & Leisure - 7.4%
Aristocrat Leisure Ltd.	7,834	178,854
Corporate Travel Management Ltd.	9,188	185,327
Crown Resorts Ltd.	60,678	605,231
Domino’s Pizza Enterprises Ltd.	7,242	279,416
Flight Centre Travel Group Ltd.	7,039	331,029
Star Entertainment Grp Ltd. (The)	107,927	393,127
Tabcorp Holdings Ltd.	145,543	479,604

Total Hotels, Restaurants & Leisure		2,452,588

Insurance - 5.2%
Insurance Australia Group Ltd.	93,748	590,836
QBE Insurance Group Ltd.	52,873	380,495
Suncorp Group Ltd.	69,541	749,640

Total Insurance		1,720,971

Internet Software & Services - 2.1%
carsales.com Ltd.	35,222	393,479
Domain Holdings Australia Ltd.	67,915	161,576
REA Group Ltd.	2,352	157,912

Total Internet Software & Services		712,967

IT Services - 1.7%
Computershare Ltd.	21,828	297,232
Link Administration Holdings Ltd.	50,925	275,798

Total IT Services		573,030

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Australia Dividend Fund (AUSE)

June 30, 2018

Investments	Shares	Value
Metals & Mining - 11.0%
Alumina Ltd.	438,033	$906,194
BHP Billiton Ltd.	21,290	533,408
BlueScope Steel Ltd.	6,402	81,642
Fortescue Metals Group Ltd.	295,566	958,683
Newcrest Mining Ltd.	8,286	133,462
Rio Tinto Ltd.	9,417	580,554
South32 Ltd.	179,248	478,099

Total Metals & Mining		3,672,042

Multi-Utilities - 2.0%
AGL Energy Ltd.	39,278	652,382

Multiline Retail - 2.3%
Harvey Norman Holdings Ltd.	306,066	750,774

Oil, Gas & Consumable Fuels - 6.1%
Beach Energy Ltd.	114,578	148,571
Caltex Australia Ltd.	24,357	585,595
Washington H Soul Pattinson & Co., Ltd.	18,412	281,461
Whitehaven Coal Ltd.	111,966	478,157
Woodside Petroleum Ltd.	20,038	524,988

Total Oil, Gas & Consumable Fuels		2,018,772

Personal Products - 0.8%
Blackmores Ltd.	2,446	257,530

Professional Services - 1.7%
ALS Ltd.	49,841	277,660
Seek Ltd.	18,526	298,534

Total Professional Services		576,194

Road & Rail - 2.1%
Aurizon Holdings Ltd.	222,607	712,169

Software - 3.3%
Altium Ltd.	9,184	152,744
IRESS Ltd.	35,523	316,004
MYOB Group Ltd.	175,759	375,294
Technology One Ltd.	81,165	254,867

Total Software		1,098,909

Specialty Retail - 3.0%
JB Hi-Fi Ltd.	43,799	728,767
Premier Investments Ltd.	22,299	278,108

Total Specialty Retail		1,006,875

Trading Companies & Distributors - 1.1%
Reece Ltd.	14,326	133,897
Seven Group Holdings Ltd.	17,655	248,235

Total Trading Companies & Distributors		382,132

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $31,610,501)		33,212,842
Other Assets less Liabilities - 0.4%		133,340

NET ASSETS - 100.0%		$33,346,182

*	Non-income producing security.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2018	8,600	USD	11,632	AUD	$6	$—

CURRENCY LEGEND

AUD	Australian dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

China - 99.6%

Air Freight & Logistics - 0.7%
ZTO Express Cayman, Inc. ADR(a)	68,946	$1,378,920

Auto Components - 1.7%
China First Capital Group Ltd.*	760,000	484,206
Fuyao Glass Industry Group Co., Ltd. Class A	230,667	896,624
Fuyao Glass Industry Group Co., Ltd. Class H(b)	112,000	378,190
Minth Group Ltd.	200,000	844,812
Xinyi Glass Holdings Ltd.	730,000	892,048

Total Auto Components		3,495,880

Automobiles - 2.8%
BYD Co., Ltd. Class A	175,200	1,262,970
BYD Co., Ltd. Class H(a)	98,000	593,777
Geely Automobile Holdings Ltd.	1,226,000	3,179,080
Great Wall Motor Co., Ltd. Class H(a)	818,000	625,390

Total Automobiles		5,661,217

Banks - 3.4%
China Minsheng Banking Corp., Ltd. Class A	3,993,530	4,226,469
China Minsheng Banking Corp., Ltd. Class H	1,647,600	1,177,772
Ping An Bank Co., Ltd. Class A	1,018,300	1,399,466

Total Banks		6,803,707

Biotechnology - 0.6%
3SBio, Inc.(a)(b)	273,500	621,029
China Biologic Products Holdings, Inc.*	5,970	593,000

Total Biotechnology		1,214,029

Capital Markets - 0.4%
Anxin Trust Co., Ltd. Class A	230,680	252,506
Pacific Securities Co., Ltd. (The) Class A	609,900	215,773
Sinolink Securities Co., Ltd. Class A	292,200	314,103

Total Capital Markets		782,382

Chemicals - 1.2%
Huabao International Holdings Ltd.	360,000	230,278
Kangde Xin Composite Material Group Co., Ltd. Class A†	375,400	969,404
Tianqi Lithium Corp. Class A	96,620	724,409
Zhejiang Longsheng Group Co., Ltd. Class A	328,900	594,230

Total Chemicals		2,518,321

Commercial Services & Supplies - 0.3%
Beijing Originwater Technology Co., Ltd. Class A	193,000	406,472
Country Garden Services Holdings Co., Ltd.*(a)	220,689	282,895

Total Commercial Services & Supplies		689,367

Communications Equipment - 0.7%
BYD Electronic International Co., Ltd.(a)	103,000	140,957
Hengtong Optic-electric Co., Ltd. Class A	121,380	404,649
Shenzhen Sunway Communication Co., Ltd. Class A	63,700	295,954
ZTE Corp. Class A*	160,000	315,201
ZTE Corp. Class H*(a)	182,000	276,436

Total Communications Equipment		1,433,197

Construction & Engineering - 0.2%
Beijing Orient Landscape & Environment Co., Ltd. Class A†	160,000	363,581

Diversified Consumer Services - 2.9%
New Oriental Education & Technology Group, Inc. ADR	33,778	3,197,426
TAL Education Group ADR*	73,679	2,711,387

Total Diversified Consumer Services		5,908,813

Diversified Telecommunication Services - 0.2%
Dr Peng Telecom & Media Group Co., Ltd. Class A	176,092	319,480

Electrical Equipment - 0.9%
China High Speed Transmission Equipment Group Co., Ltd.(a)	92,000	141,847
Fangda Carbon New Material Co., Ltd. Class A	142,100	523,782
Jiangsu Zhongtian Technology Co., Ltd. Class A	176,100	234,562
Luxshare Precision Industry Co., Ltd. Class A	171,335	583,879
TBEA Co., Ltd. Class A	406,875	426,301

Total Electrical Equipment		1,910,371

Electronic Equipment, Instruments & Components - 2.6%
AAC Technologies Holdings, Inc.	108,000	1,520,662
Chaozhou Three-Circle Group Co., Ltd. Class A	115,238	409,436
GoerTek, Inc. Class A	199,516	307,379
Kingboard Laminates Holdings Ltd.	141,000	174,096
O-film Tech Co., Ltd. Class A	171,100	417,261
Sunny Optical Technology Group Co., Ltd.	111,200	2,068,732

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2018

Investments	Shares	Value
Zhejiang Dahua Technology Co., Ltd. Class A	123,900	$422,416

Total Electronic Equipment, Instruments & Components		5,319,982

Food & Staples Retailing - 0.7%
Sun Art Retail Group Ltd.	567,500	741,925
Yonghui Superstores Co., Ltd. Class A	511,846	591,228

Total Food & Staples Retailing		1,333,153

Food Products - 2.7%
Dali Foods Group Co., Ltd.(a)(b)	634,000	488,755
Henan Shuanghui Investment & Development Co., Ltd. Class A	135,500	541,041
Tingyi Cayman Islands Holding Corp.	464,000	1,076,059
Uni-President China Holdings Ltd.	394,000	506,061
Want Want China Holdings Ltd.	1,664,000	1,479,978
WH Group Ltd.(b)	1,733,500	1,411,469

Total Food Products		5,503,363

Gas Utilities - 1.0%
ENN Energy Holdings Ltd.	198,000	1,946,470

Health Care Equipment & Supplies - 0.1%
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	372,000	263,077

Hotels, Restaurants & Leisure - 2.7%
Huazhu Group Ltd. ADR	28,484	1,196,043
MGM China Holdings Ltd.(a)	214,000	496,286
Yum China Holdings, Inc.	97,391	3,745,658

Total Hotels, Restaurants & Leisure		5,437,987

Household Durables - 2.5%
Midea Group Co., Ltd. Class A	570,900	4,507,332
Skyworth Digital Holdings Ltd.	444,000	198,015
Suofeiya Home Collection Co., Ltd. Class A	87,200	424,253

Total Household Durables		5,129,600

Industrial Conglomerates - 0.6%
Fosun International Ltd.	659,000	1,239,419

Insurance - 10.6%
Ping An Insurance Group Co. of China Ltd. Class A	1,195,994	10,592,563
Ping An Insurance Group Co. of China Ltd. Class H	1,177,500	10,832,898

Total Insurance		21,425,461

Internet & Catalog Retail - 7.0%
Ctrip.com International Ltd. ADR*	111,020	5,287,882
JD.com, Inc. ADR*	200,266	7,800,361
Vipshop Holdings Ltd. ADR*	105,588	1,145,630

Total Internet & Catalog Retail		14,233,873

Internet Software & Services - 29.1%
58.com, Inc. ADR*	15,195	1,053,621
Alibaba Group Holding Ltd. ADR*	104,700	19,424,991
Autohome, Inc. ADR	10,146	1,024,746
Baidu, Inc. ADR*	45,993	11,176,299
Bitauto Holdings Ltd. ADR*(a)	6,463	153,690
East Money Information Co., Ltd. Class A	285,960	569,827
Momo, Inc. ADR*	11,144	484,764
NetEase, Inc. ADR	12,134	3,065,898
Sohu.com Ltd. ADR*	4,987	177,039
Tencent Holdings Ltd.	406,900	20,417,847
Weibo Corp. ADR*(a)	7,934	704,222
YY, Inc. ADR*	7,155	718,863

Total Internet Software & Services		58,971,807

IT Services - 0.1%
Chinasoft International Ltd.*	394,000	307,252

Machinery - 2.6%
China Conch Venture Holdings Ltd.	536,863	1,963,324
Haitian International Holdings Ltd.	189,000	446,015
Han’s Laser Technology Industry Group Co., Ltd. Class A	121,000	973,056
Sany Heavy Industry Co., Ltd. Class A	523,600	710,092
Shenzhen Inovance Technology Co., Ltd. Class A	128,600	638,120
Zhengzhou Yutong Bus Co., Ltd. Class A	190,400	552,414

Total Machinery		5,283,021

Marine - 0.2%
SITC International Holdings Co., Ltd.	376,000	419,220

Media - 0.3%
Alibaba Pictures Group Ltd.*(a)	2,140,000	234,509
China Media Group Class A†	274,900	349,121

Total Media		583,630

Metals & Mining - 0.5%
GEM Co., Ltd. Class A	506,312	463,123
Jiangxi Ganfeng Lithium Co., Ltd. Class A	90,450	527,586

Total Metals & Mining		990,709

Multiline Retail - 0.1%
Nanjing Xinjiekou Department Store Co., Ltd. Class A	85,100	211,521

Paper & Forest Products - 0.3%
Nine Dragons Paper Holdings Ltd.	457,000	582,321

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2018

Investments	Shares	Value
Personal Products - 0.9%
Hengan International Group Co., Ltd.	192,500	$1,851,929

Pharmaceuticals - 7.0%
China Medical System Holdings Ltd.	333,000	665,330
CSPC Pharmaceutical Group Ltd.	1,204,000	3,635,979
Jiangsu Hengrui Medicine Co., Ltd. Class A	232,726	2,665,677
Kangmei Pharmaceutical Co., Ltd. Class A	424,551	1,468,617
Luye Pharma Group Ltd.(a)	385,607	395,537
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	137,500	860,440
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	98,000	537,583
Sihuan Pharmaceutical Holdings Group Ltd.	632,000	140,929
Sino Biopharmaceutical Ltd.	1,768,500	2,713,177
Tasly Pharmaceutical Group Co., Ltd. Class A	105,700	412,624
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	207,147	750,705

Total Pharmaceuticals		14,246,598

Professional Services - 0.2%
51job, Inc. ADR*	4,766	465,352

Real Estate Management & Development - 7.5%
Agile Group Holdings Ltd.	368,000	626,471
China Evergrande Group*(a)	976,000	2,487,290
China Fortune Land Development Co., Ltd. Class A	127,400	495,986
CIFI Holdings Group Co., Ltd.	1,018,000	647,284
Country Garden Holdings Co., Ltd.	1,920,000	3,376,190
Guangzhou R&F Properties Co., Ltd. Class H	326,400	658,797
KWG Property Holding Ltd.	432,000	542,759
Logan Property Holdings Co., Ltd.(a)	356,000	481,749
Longfor Properties Co., Ltd.	398,000	1,072,605
Red Star Macalline Group Corp., Ltd. Class H(b)	281,800	379,903
Shimao Property Holdings Ltd.	329,000	863,594
SOHO China Ltd.	642,500	305,372
Sunac China Holdings Ltd.(a)	636,000	2,224,570
Zall Group Ltd.*(a)	769,000	928,926
Zhongtian Financial Group Co., Ltd. Class A†	73,650	54,228

Total Real Estate Management & Development		15,145,724

Semiconductors & Semiconductor Equipment - 0.6%
GCL-Poly Energy Holdings Ltd.*(a)	964,000	90,898
Hanergy Thin Film Power Group Ltd.*†	502,000	0
LONGi Green Energy Technology Co., Ltd. Class A	148,871	375,655
Sanan Optoelectronics Co., Ltd. Class A	171,240	497,601
Xinyi Solar Holdings Ltd.(a)	878,000	269,624

Total Semiconductors & Semiconductor Equipment		1,233,778

Software - 0.7%
Hundsun Technologies, Inc. Class A	35,500	284,195
Iflytek Co., Ltd. Class A	133,300	646,326
Kingsoft Corp., Ltd.	195,000	591,369

Total Software		1,521,890

Specialty Retail - 0.8%
GOME Retail Holdings Ltd.(a)	2,659,000	271,053
Suning.com Co., Ltd. Class A	419,600	893,225
Zhongsheng Group Holdings Ltd.	143,000	429,115

Total Specialty Retail		1,593,393

Technology Hardware, Storage & Peripherals - 0.1%
Meitu, Inc.*(b)	160,000	139,655

Textiles, Apparel & Luxury Goods - 2.1%
ANTA Sports Products Ltd.	296,000	1,567,145
Li Ning Co., Ltd.*	434,500	478,909
Shenzhou International Group Holdings Ltd.	177,000	2,184,336

Total Textiles, Apparel & Luxury Goods		4,230,390

TOTAL COMMON STOCKS (Cost: $198,048,027)		202,089,840

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $879,042)(d)	879,042	879,042

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $198,927,069)		202,968,882
Other Assets less Liabilities - (0.1)%		(132,153)

NET ASSETS - 100.0%		$202,836,729

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $1,736,334, which represents 0.86% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree China ex-State-Owned Enterprises Fund (CXSE)

June 30, 2018

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,865,051 and the total market value of the collateral held by the Fund was $12,597,917. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $11,718,875.

ADR - American Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS
FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2018	73,026	USD	573,095	HKD	$1	$—

CURRENCY LEGEND

HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 4.0%
AES Tiete Energia S.A.	14,425	$36,181
CCR S.A.	110,382	290,343
Cia Hering	17,268	63,957
Engie Brasil Energia S.A.	20,598	183,259
Estacio Participacoes S.A.	41,016	259,908
Grendene S.A.	56,199	115,687
Guararapes Confeccoes S.A.	1,039	25,496
M. Dias Branco S.A.	17,288	168,054
MRV Engenharia e Participacoes S.A.	67,719	211,919
Multiplus S.A.	8,963	68,142
Natura Cosmeticos S.A.	22,157	174,323
Ser Educacional S.A.(a)	5,456	22,321
Smiles Fidelidade S.A.	8,247	111,463
Wiz Solucoes e Corretagem de Seguros S.A.	7,765	16,509

Total Brazil		1,747,562

China - 23.7%
ANTA Sports Products Ltd.	30,289	160,413
BAIC Motor Corp., Ltd. Class H*(a)	238,787	228,273
Beijing Capital International Airport Co., Ltd. Class H	40,000	42,165
Brilliance China Automotive Holdings Ltd.	90,000	162,438
BYD Co., Ltd. Class H(b)	35,052	212,445
China Cinda Asset Management Co., Ltd. Class H	1,485,000	476,990
China Conch Venture Holdings Ltd.	77,000	281,679
China Evergrande Group*(b)	125,000	318,656
China Lesso Group Holdings Ltd.	44,473	28,230
China Lilang Ltd.	41,726	59,886
China Logistics Property Holdings Co., Ltd.*(a)(b)	69,000	22,339
China Maple Leaf Educational Systems Ltd.	16,000	28,837
China Medical System Holdings Ltd.	30,000	59,958
China Overseas Land & Investment Ltd.	214,000	705,109
China Railway Signal & Communication Corp., Ltd. Class H(a)	165,000	117,144
China SCE Property Holdings Ltd.	126,000	59,744
China South City Holdings Ltd.	312,182	60,881
China Yongda Automobiles Services Holdings Ltd.(b)	35,251	34,642
CIFI Holdings Group Co., Ltd.	201,432	128,118
Cogobuy Group(a)(b)	36,000	16,152
CT Environmental Group Ltd.(b)	124,000	17,228
Dali Foods Group Co., Ltd.(a)	70,000	53,980
Fuyao Glass Industry Group Co., Ltd. Class H(a)	86,800	293,189
Geely Automobile Holdings Ltd.	126,876	329,099
Golden Eagle Retail Group Ltd.	15,000	18,049
Great Wall Motor Co., Ltd. Class H(b)	571,000	436,686
Guangzhou Automobile Group Co., Ltd. Class H	448,000	437,981
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H	36,000	158,767
Guangzhou R&F Properties Co., Ltd. Class H	165,200	333,540
Haier Electronics Group Co., Ltd.	51,000	174,541
Haitian International Holdings Ltd.	15,000	35,409
Hisense Kelon Electrical Holdings Co., Ltd. Class H	76,000	77,594
Jiangsu Expressway Co., Ltd. Class H	132,000	157,314
Kingboard Laminates Holdings Ltd.	49,500	61,138
KWG Property Holding Ltd.	82,328	103,468
Livzon Pharmaceutical Group, Inc. Class H(b)	5,291	25,358
Logan Property Holdings Co., Ltd.(b)	82,126	111,170
Longfor Properties Co., Ltd.	53,410	143,984
MGM China Holdings Ltd.(b)	28,060	65,094
Minth Group Ltd.	21,077	89,058
NetEase, Inc. ADR	1,476	372,941
PICC Property & Casualty Co., Ltd. Class H	645,000	696,346
Ping An Insurance Group Co. of China Ltd. Class H	100,129	921,466
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	108,000	76,401
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	26,787	146,987
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	178,000	72,149
Sihuan Pharmaceutical Holdings Group Ltd.	140,555	31,352
Sino-Ocean Group Holding Ltd.	157,500	91,544
Sinopec Engineering Group Co., Ltd. Class H	77,763	81,277
Skyworth Digital Holdings Ltd.	152,000	67,810
Tianneng Power International Ltd.	62,325	97,077
TravelSky Technology Ltd. Class H*	47,000	136,888
Vipshop Holdings Ltd. ADR*	20,096	218,042
Xinhua Winshare Publishing and Media Co., Ltd. Class H	101,000	70,290
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(b)	117,000	142,420
Xinyi Glass Holdings Ltd.	204,000	249,362
Xinyi Solar Holdings Ltd.(b)	166,000	50,993
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	6,800	34,583

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2018

Investments	Shares	Value
Yirendai Ltd. ADR(b)	263	$5,581
YY, Inc. ADR*	1,212	121,770
Zhongsheng Group Holdings Ltd.	35,000	105,061
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	20,500	16,592
Zhuzhou CRRC Times Electric Co., Ltd. Class H	26,000	123,613

Total China		10,257,291

Hong Kong - 0.0%
Pou Sheng International Holdings Ltd.	104,000	19,884

India - 6.3%
Apollo Tyres Ltd.*	45,735	169,550
Avanti Feeds Ltd.	2,709	21,278
Bajaj Auto Ltd.	8,442	346,268
Bajaj Corp., Ltd.	3,446	20,385
Bajaj Holdings & Investment Ltd.	3,362	141,438
Balrampur Chini Mills Ltd.	44,352	41,656
Britannia Industries Ltd.	1,514	137,307
Ceat Ltd.	2,042	37,497
DB Corp., Ltd.*	10,641	40,008
Dhampur Sugar Mills Ltd.	6,875	8,173
Endurance Technologies Ltd.(a)	2,018	36,793
Eros International Media Ltd.*	7,977	13,733
Hero MotoCorp Ltd.	13,010	659,567
InterGlobe Aviation Ltd.(a)	3,455	54,890
Jagran Prakashan Ltd.	19,419	38,914
KPR Mill Ltd.	3,580	33,381
KRBL Ltd.	5,742	28,264
Kwality Ltd.	14,165	4,734
Minda Industries Ltd.	1,936	35,725
Sun TV Network Ltd.	7,719	88,135
Symphony Ltd.	1,334	27,629
TV Today Network Ltd.	3,299	20,288
Vardhman Textiles Ltd.	5,824	103,700
VIP Industries Ltd.	5,468	34,014
Zee Entertainment Enterprises Ltd.	71,169	565,020

Total India		2,708,347

Indonesia - 3.0%
Ace Hardware Indonesia Tbk PT	730,700	64,759
Gudang Garam Tbk PT	71,553	335,795
Japfa Comfeed Indonesia Tbk PT	635,900	71,223
Matahari Department Store Tbk PT	542,500	333,147
Media Nusantara Citra Tbk PT	851,300	54,654
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	751,600	51,925
Ramayana Lestari Sentosa Tbk PT	492,100	51,167
Sri Rejeki Isman Tbk PT	2,781,200	66,764
Surya Citra Media Tbk PT	789,100	113,437
Surya Semesta Internusa Tbk PT	891,200	35,138
Tiga Pilar Sejahtera Food Tbk*	538,700	9,173
Waskita Karya Persero Tbk PT	666,300	89,506

Total Indonesia		1,276,688

Malaysia - 1.2%
Astro Malaysia Holdings Bhd	250,900	98,758
Berjaya Sports Toto Bhd	181,200	109,900
Bermaz Auto Bhd	84,549	46,047
Econpile Holdings Bhd	60,000	10,991
Heineken Malaysia Bhd	10,400	56,332
Matrix Concepts Holdings Bhd	80,800	39,805
Padini Holdings Bhd	50,500	74,634
SKP Resources Bhd	64,200	22,250
UOA Development Bhd	74,500	43,894

Total Malaysia		502,611

Mexico - 14.1%
America Movil S.A.B. de C.V. Series L	2,180,059	1,837,812
Coca-Cola Femsa S.A.B. de C.V. Series L	81,332	465,339
El Puerto de Liverpool S.A.B. de C.V. Class C1	87,185	565,273
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	32,079	169,031
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	203,364	347,118
Megacable Holdings S.A.B. de C.V. Series CPO	135,333	563,413
Qualitas Controladora S.A.B. de C.V.	23,868	59,634
Wal-Mart de Mexico S.A.B. de C.V.	775,222	2,065,076

Total Mexico		6,072,696

Philippines - 0.3%
Century Pacific Food, Inc.	162,300	48,659
DMCI Holdings, Inc.	392,966	77,316

Total Philippines		125,975

Poland - 0.3%
CCC S.A.	1,959	108,312

Russia - 2.8%
Magnit PJSC GDR Reg S	37,358	672,444
Mobile TeleSystems PJSC ADR	62,592	552,687

Total Russia		1,225,131

South Africa - 12.8%
AVI Ltd.	41,480	327,452
City Lodge Hotels Ltd.	5,039	52,139
Dis-Chem Pharmacies Ltd.(a)	20,874	39,856
Famous Brands Ltd.*(b)	8,584	70,952
Foschini Group Ltd. (The)	42,510	539,662
Hyprop Investments Ltd.	37,229	277,977
Massmart Holdings Ltd.	14,669	119,460
Metair Investments Ltd.	38,324	43,367
Mr. Price Group Ltd.(b)	32,237	532,162
Oceana Group Ltd.	9,767	56,295
Pick n Pay Stores Ltd.	43,556	237,637
Raubex Group Ltd.	22,743	32,158
Rhodes Food Group Pty Ltd.(b)	24,491	32,753

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2018

Investments	Shares	Value
RMB Holdings Ltd.	105,751	$584,760
Shoprite Holdings Ltd.	53,562	862,111
Truworths International Ltd.	98,843	557,090
Tsogo Sun Holdings Ltd.	156,371	233,879
Woolworths Holdings Ltd.	233,414	944,300

Total South Africa		5,544,010

South Korea - 16.6%
BGF Co., Ltd.	1,860	18,024
BGF retail Co., Ltd.	1,094	191,413
Cell Biotech Co., Ltd.	427	13,946
CJ E&M Corp.	7,130	632,712
Com2uS Corp.	1,255	189,179
DB HiTek Co., Ltd.	8,115	142,713
Dongwon Development Co., Ltd.	12,909	45,173
Easy Bio, Inc.	8,951	67,223
Grand Korea Leisure Co., Ltd.	5,319	124,325
GS Retail Co., Ltd.	7,120	280,775
Hanssem Co., Ltd.	980	92,328
Hanyang Eng Co., Ltd.	2,526	40,683
IS Dongseo Co., Ltd.	4,355	108,435
It’s Hanbul Co., Ltd.	1,655	79,149
Jusung Engineering Co., Ltd.	4,397	32,391
Kakao M Corp.	529	42,719
Korea Asset In Trust Co., Ltd.	8,871	39,599
Korea Autoglass Corp.	1,897	22,127
Korea Real Estate Investment & Trust Co., Ltd.	41,206	100,381
KT Skylife Co., Ltd.	4,626	56,865
KT&G Corp.	27,228	2,614,084
LG Display Co., Ltd.	71,706	1,177,407
Mando Corp.	6,440	221,890
Modetour Network, Inc.	2,136	52,130
Muhak Co., Ltd.	5,698	77,456
Nasmedia Co., Ltd.	406	20,910
Nexen Corp.	11,287	66,233
NS Shopping Co., Ltd.	3,497	41,418
Sangsangin Co., Ltd.*	10,427	198,342
Sunjin Co., Ltd.*	4,375	61,042
Systems Technology, Inc.	1,603	21,215
TES Co., Ltd.	1,842	38,757
Toptec Co., Ltd.*	3,979	87,113
UniTest, Inc.	2,913	49,400
WiSoL Co., Ltd.	3,051	38,052
Wonik QnC Corp.*	4,364	57,952
Wonik Tera Semicon Co., Ltd.	2,232	30,541

Total South Korea		7,174,102

Taiwan - 9.9%
AU Optronics Corp.(b)	3,939,000	1,666,632
Charoen Pokphand Enterprise	40,000	78,849
Chong Hong Construction Co., Ltd.	46,000	141,975
Elite Material Co., Ltd.	32,000	83,756
Formosa International Hotels Corp.	7,000	34,210
Grape King Bio Ltd.	15,000	113,158
Huaku Development Co., Ltd.	48,000	104,380
Kung Long Batteries Industrial Co., Ltd.	6,000	28,535
Largan Precision Co., Ltd.	4,000	589,075
Merry Electronics Co., Ltd.	17,000	74,159
momo.com, Inc.	4,488	31,796
Nanya Technology Corp.	141,000	384,775
Ruentex Development Co., Ltd.*	220,800	254,921
Ruentex Industries Ltd.*	256,000	522,269
Taiwan Sakura Corp.	34,000	43,826
Thinking Electronic Industrial Co., Ltd.	15,000	43,885
Yulon Nissan Motor Co., Ltd.	7,000	57,973

Total Taiwan		4,254,174

Thailand - 1.0%
Beauty Community PCL NVDR	102,500	37,745
Carabao Group PCL NVDR	15,000	21,280
GFPT PCL NVDR	125,134	45,325
Jasmine International PCL NVDR	181,935	23,724
Major Cineplex Group PCL NVDR	59,056	43,851
Malee Group PCL NVDR	14,208	5,275
MC Group PCL NVDR	73,600	24,881
Somboon Advance Technology PCL NVDR	53,700	34,849
SPCG PCL NVDR	72,296	42,116
Supalai PCL NVDR*	95,564	67,786
Thai Vegetable Oil PCL NVDR	90,400	72,309

Total Thailand		419,141

Turkey - 3.6%
Aksa Akrilik Kimya Sanayii AS	18,945	47,474
BIM Birlesik Magazalar AS	21,779	319,231
Dogus Otomotiv Servis ve Ticaret AS(b)	16,921	25,707
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(b)	480,343	212,847
Enka Insaat ve Sanayi AS	177,751	181,196
Is Gayrimenkul Yatirim Ortakligi AS	231,068	49,934
Migros Ticaret AS*	31,395	140,761
Torunlar Gayrimenkul Yatirim Ortakligi AS	66,023	39,344
Turkiye Halk Bankasi AS	225,517	364,277
Yapi ve Kredi Bankasi AS*(b)	333,001	180,268

Total Turkey		1,561,039

TOTAL COMMON STOCKS (Cost: $47,100,155)		42,996,963

WARRANTS - 0.0%

Malaysia - 0.0%
Econpile Holdings Bhd, expiring 1/2/23*	10,400	450

South Africa - 0.0%
Adcock Ingram Holdings Ltd., expiring 7/26/19*(b)	182	70

TOTAL WARRANTS (Cost: $0)		520

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Consumer Growth Fund (EMCG)

June 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%

United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $702,709)(d)	702,709	$702,709

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $47,802,864)		43,700,192
Other Assets less Liabilities - (1.2)%		(510,559)

NET ASSETS - 100.0%		$43,189,633

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $2,768,088 and the total market value of the collateral held by the Fund was $2,942,201. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,239,492.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Brazil - 3.5%
Ambev S.A.	173,193	$809,380
B2W Cia Digital*	4,310	30,134
B3 S.A. - Brasil Bolsa Balcao	89,747	477,030
Banco Bradesco S.A.	35,397	224,302
Banco Santander Brasil S.A.	21,432	163,216
BR Malls Participacoes S.A.*	13,178	33,224
Cia Siderurgica Nacional S.A.*	44,741	91,403
Cielo S.A.	46,663	200,362
Cosan S.A. Industria e Comercio	7,810	71,413
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	21,013	60,078
Embraer S.A.	29,855	188,252
Engie Brasil Energia S.A.	1,665	14,813
Equatorial Energia S.A.	9,070	133,855
Estacio Participacoes S.A.	14,494	91,845
Fleury S.A.	4,817	33,116
Hypera S.A.	11,421	81,960
Itau Unibanco Holding S.A.	15,886	148,232
Itausa - Investimentos Itau S.A.	51,544	132,631
Itausa - Investimentos Itau S.A. (Preference Shares)	1	2
JBS S.A.	43,534	105,231
Klabin S.A.	35,102	178,822
Localiza Rent a Car S.A.	24,178	149,125
Lojas Renner S.A.	32,383	247,203
M. Dias Branco S.A.	5,392	52,415
MRV Engenharia e Participacoes S.A.	16,700	52,261
Multiplan Empreendimentos Imobiliarios S.A.	10,493	155,456
Natura Cosmeticos S.A.	7,795	61,328
Odontoprev S.A.	14,446	49,075
Raia Drogasil S.A.	10,520	181,559
Smiles Fidelidade S.A.	1,998	27,004
Sul America S.A.	11,179	53,114
TIM Participacoes S.A.	30,533	104,597
TOTVS S.A.	6,798	48,060
Transmissora Alianca de Energia Eletrica S.A.	18,761	91,187
Ultrapar Participacoes S.A.	22,071	263,597
WEG S.A.	39,792	168,067

Total Brazil		4,973,349

Chile - 1.5%
Aguas Andinas S.A. Class A	65,506	35,893
Banco de Chile	1,244,535	192,459
Banco de Credito e Inversiones S.A.	2,159	144,169
Banco Santander Chile	2,536,748	199,770
Cencosud S.A.	52,081	128,810
Cia Cervecerias Unidas S.A.	8,867	111,353
Colbun S.A.	145,742	30,219
Empresa Nacional de Telecomunicaciones S.A.	14,878	138,292
Empresas CMPC S.A.	28,963	106,933
Empresas COPEC S.A.	23,263	359,033
Enel Americas S.A.	878,433	154,747
Latam Airlines Group S.A.	16,524	164,523
Parque Arauco S.A.	2,576	7,250
S.A.C.I. Falabella	35,302	325,005

Total Chile		2,098,456

China - 33.3%
3SBio, Inc.(a)	47,000	106,755
58.com, Inc. ADR*	3,649	253,022
AAC Technologies Holdings, Inc.	24,500	345,073
Agile Group Holdings Ltd.	24,000	40,870
Alibaba Group Holding Ltd. ADR*	45,349	8,413,600
Alibaba Pictures Group Ltd.*(b)	1,330,000	145,791
ANTA Sports Products Ltd.	47,000	248,915
Anxin Trust Co., Ltd. Class A	6,340	6,928
Autohome, Inc. ADR	1,368	138,168
Baidu, Inc. ADR*	10,796	2,623,428
Beijing Orient Landscape & Environment Co., Ltd. Class A†	32,600	73,956
Beijing Originwater Technology Co., Ltd. Class A	43,000	90,409
BYD Co., Ltd. Class A	18,900	136,017
BYD Co., Ltd. Class H(b)	27,000	163,643
BYD Electronic International Co., Ltd.	49,500	67,763
Chaozhou Three-Circle Group Co., Ltd. Class A	29,000	102,863
China Biologic Products Holdings, Inc.*	767	76,186
China Conch Venture Holdings Ltd.	48,900	178,885
China Evergrande Group*(b)	184,000	469,062
China First Capital Group Ltd.*	188,000	119,815
China Fortune Land Development Co., Ltd. Class A	25,264	98,191
China High Speed Transmission Equipment Group Co., Ltd.(b)	5,000	7,711
China Media Group Class A†	13,300	16,863
China Medical System Holdings Ltd.	49,000	97,932
China Minsheng Banking Corp., Ltd. Class A	677,578	715,899
CIFI Holdings Group Co., Ltd.	92,000	58,515
Country Garden Holdings Co., Ltd.	380,000	668,413
Country Garden Services Holdings Co., Ltd.*	37,241	47,753
CSPC Pharmaceutical Group Ltd.	190,000	573,963
Ctrip.com International Ltd. ADR*	17,670	841,622
Dali Foods Group Co., Ltd.(a)	95,500	73,645
Dr Peng Telecom & Media Group Co., Ltd. Class A	42,296	76,608
East Money Information Co., Ltd. Class A	51,260	101,974
ENN Energy Holdings Ltd.	34,000	334,347
Fangda Carbon New Material Co., Ltd. Class A	19,300	71,021
Fosun International Ltd.	96,500	181,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2018

Investments	Shares	Value
Fuyao Glass Industry Group Co., Ltd. Class A	38,300	$148,626
Fuyao Glass Industry Group Co., Ltd. Class H(a)	17,200	58,097
GCL-Poly Energy Holdings Ltd.*(b)	673,000	63,479
Geely Automobile Holdings Ltd.	239,000	619,933
GEM Co., Ltd. Class A	76,700	70,040
GoerTek, Inc. Class A	51,600	79,363
Great Wall Motor Co., Ltd. Class H(b)	196,000	149,896
Guangzhou R&F Properties Co., Ltd. Class H	76,800	155,060
Haitian International Holdings Ltd.	47,000	110,948
Han’s Laser Technology Industry Group Co., Ltd. Class A	19,300	154,946
Hanergy Thin Film Power Group Ltd.*†	102,000	0
Henan Shuanghui Investment & Development Co., Ltd. Class A	19,100	76,137
Hengan International Group Co., Ltd.	24,500	235,774
Hengtong Optic-electric Co., Ltd. Class A	27,160	90,393
Huazhu Group Ltd. ADR	4,804	201,720
Hundsun Technologies, Inc. Class A	19,100	152,649
Iflytek Co., Ltd. Class A	35,350	171,113
JD.com, Inc. ADR*	31,661	1,233,196
Jiangsu Hengrui Medicine Co., Ltd. Class A	30,536	349,178
Jiangsu Zhongtian Technology Co., Ltd. Class A	56,600	75,264
Jiangxi Ganfeng Lithium Co., Ltd. Class A	14,250	82,980
Kangde Xin Composite Material Group Co., Ltd. Class A†	13,600	35,061
Kangmei Pharmaceutical Co., Ltd. Class A	52,600	181,650
Kingsoft Corp., Ltd.	46,000	139,546
KWG Property Holding Ltd.	43,500	54,670
Li Ning Co., Ltd.*	45,000	49,615
Logan Property Holdings Co., Ltd.	8,000	10,829
Longfor Properties Co., Ltd.	96,000	258,800
LONGi Green Energy Technology Co., Ltd. Class A	33,593	84,625
Luxshare Precision Industry Co., Ltd. Class A	19,100	64,980
Luye Pharma Group Ltd.(b)	96,000	98,503
Meitu, Inc.*(a)	52,000	45,402
MGM China Holdings Ltd.(b)	57,600	133,621
Midea Group Co., Ltd. Class A	75,600	595,872
Momo, Inc. ADR*	1,907	82,954
Nanjing Xinjiekou Department Store Co., Ltd. Class A	6,100	15,137
NetEase, Inc. ADR	2,880	727,690
New Oriental Education & Technology Group, Inc. ADR	5,087	481,535
Nine Dragons Paper Holdings Ltd.	94,000	119,815
O-film Tech Co., Ltd. Class A	43,000	104,688
Ping An Bank Co., Ltd. Class A	162,100	222,403
Ping An Insurance Group Co. of China Ltd. Class A	177,500	1,569,431
Ping An Insurance Group Co. of China Ltd. Class H	263,500	2,424,934
Red Star Macalline Group Corp., Ltd. Class H(a)	77,600	104,648
Sanan Optoelectronics Co., Ltd. Class A	33,500	97,184
Sany Heavy Industry Co., Ltd. Class A	72,100	97,616
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	19,200	119,947
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	23,749	130,317
Shenzhen Inovance Technology Co., Ltd. Class A	4,300	21,301
Shenzhen Sunway Communication Co., Ltd. Class A	10,500	48,702
Shenzhou International Group Holdings Ltd.	40,000	493,789
Shimao Property Holdings Ltd.	52,000	136,538
Sino Biopharmaceutical Ltd.	337,000	517,176
Skyworth Digital Holdings Ltd.	122,000	54,426
SOHO China Ltd.	95,000	45,166
Sun Art Retail Group Ltd.	23,000	30,079
Sunac China Holdings Ltd.	134,000	468,845
Suning.com Co., Ltd. Class A	67,300	143,025
Sunny Optical Technology Group Co., Ltd.	29,000	539,676
TAL Education Group ADR*	13,634	501,731
Tasly Pharmaceutical Group Co., Ltd. Class A	13,609	53,037
TBEA Co., Ltd. Class A	114,551	119,819
Tencent Holdings Ltd.	215,900	10,837,035
Tianqi Lithium Corp. Class A	10,065	75,336
Tingyi Cayman Islands Holding Corp.	96,000	222,702
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	40,030	144,826
Uni-President China Holdings Ltd.	49,000	62,956
Vipshop Holdings Ltd. ADR*	15,944	172,992
Want Want China Holdings Ltd.	238,000	211,746
Weibo Corp. ADR*(b)	1,966	174,502
WH Group Ltd.(a)	256,000	208,508
Xinyi Glass Holdings Ltd.	180,000	220,026
Xinyi Solar Holdings Ltd.	98,000	30,104
Yonghui Superstores Co., Ltd. Class A	52,000	59,964
Yum China Holdings, Inc.	14,344	551,670
YY, Inc. ADR*	1,438	144,476
Zall Group Ltd.*(b)	191,000	230,794
Zhejiang Dahua Technology Co., Ltd. Class A	33,500	114,021

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2018

Investments	Shares	Value
Zhejiang Longsheng Group Co., Ltd. Class A	38,200	$68,901
Zhengzhou Yutong Bus Co., Ltd. Class A	9,500	27,516
Zhongtian Financial Group Co., Ltd. Class A†	14,250	10,475
ZTE Corp. Class A*	45,700	89,878
ZTO Express Cayman, Inc. ADR(b)	6,798	135,960

Total China		47,065,119

Czech Republic - 0.2%
Komercni Banka AS	4,417	185,448
Moneta Money Bank AS(a)	8,217	28,138

Total Czech Republic		213,586

Hungary - 0.4%
OTP Bank Nyrt	15,423	558,611

India - 9.7%
ACC Ltd.	5,117	100,070
Ashok Leyland Ltd.	50,632	92,965
Asian Paints Ltd.	12,197	225,097
Bajaj Finserv Ltd.	1,288	109,430
Balkrishna Industries Ltd.	2,806	42,654
Bharat Forge Ltd.	7,953	71,120
Bharti Airtel Ltd.	47,669	265,740
Bharti Infratel Ltd.	27,865	122,233
Britannia Industries Ltd.	342	31,017
Crompton Greaves Consumer Electricals Ltd.	18,893	62,375
Cummins India Ltd.	8,257	78,051
Dabur India Ltd.	28,612	163,470
DLF Ltd.	22,353	61,596
Dr. Reddy’s Laboratories Ltd.	4,583	149,504
Eicher Motors Ltd.	570	237,854
Federal Bank Ltd.	91,801	109,668
Glenmark Pharmaceuticals Ltd.	12,865	109,479
Godrej Consumer Products Ltd.	10,222	182,867
Havells India Ltd.*	14,878	117,988
HCL Technologies Ltd.	17,158	231,958
Hero MotoCorp Ltd.	4,883	247,553
Hindalco Industries Ltd.	32,280	108,597
Hindustan Unilever Ltd.	28,283	677,467
ICICI Bank Ltd. ADR	33,162	266,291
IDFC Bank Ltd.	154,482	87,596
IndusInd Bank Ltd.	14,974	422,284
Infosys Ltd. ADR	53,471	1,038,942
ITC Ltd.	118,122	458,937
JSW Steel Ltd.*	37,160	177,244
Kotak Mahindra Bank Ltd.	34,728	680,697
Larsen & Toubro Ltd.	14,175	263,804
Larsen & Toubro Ltd. GDR Reg S	4,723	86,620
Mahindra & Mahindra Ltd.	32,208	421,997
Marico Ltd.	23,644	114,450
Maruti Suzuki India Ltd.	4,837	623,067
Max Financial Services Ltd.*	6,926	43,725
MRF Ltd.	47	51,431
Natco Pharma Ltd.	5,306	62,396
Nestle India Ltd.	960	137,454
Oracle Financial Services Software Ltd.*	1,872	111,331
Page Industries Ltd.	334	135,590
Pidilite Industries Ltd.	561	8,708
Piramal Enterprises Ltd.	3,601	133,302
Reliance Industries Ltd. GDR(a)	67,124	1,886,184
Sun Pharmaceutical Industries Ltd.	40,196	330,884
Sun TV Network Ltd.	4,206	48,024
Tata Consultancy Services Ltd.	28,795	776,559
Tata Motors Ltd. ADR*	10,999	215,030
Tata Power Co., Ltd. (The)	97,142	103,855
Tech Mahindra Ltd.	11,371	108,781
TVS Motor Co., Ltd.	9,197	74,211
United Spirits Ltd.*	11,670	113,259
UPL Ltd.*	15,615	141,028
Vakrangee Ltd.	19,986	19,500
Vedanta Ltd.	71,348	245,967
Wipro Ltd.	36,600	139,691
Yes Bank Ltd.	73,235	363,048
Zee Entertainment Enterprises Ltd.	27,213	216,048

Total India		13,706,688

Indonesia - 2.0%
Adaro Energy Tbk PT	983,600	122,864
Astra International Tbk PT	152,900	70,422
Bank Central Asia Tbk PT	742,700	1,113,013
Bumi Serpong Damai Tbk PT	1,467,000	160,213
Charoen Pokphand Indonesia Tbk PT	437,000	112,223
Hanjaya Mandala Sampoerna Tbk PT	708,500	177,001
Indofood CBP Sukses Makmur Tbk PT	297,600	183,793
Matahari Department Store Tbk PT	223,500	137,251
Mayora Indah Tbk PT	435,200	90,199
Surya Citra Media Tbk PT	434,900	62,519
Unilever Indonesia Tbk PT	101,700	327,172
United Tractors Tbk PT	105,500	232,645

Total Indonesia		2,789,315

Malaysia - 2.5%
AirAsia Group Bhd	139,300	103,109
British American Tobacco Malaysia Bhd	15,100	130,011
Dialog Group Bhd	568,400	434,795
Genting Malaysia Bhd	269,100	325,092
HAP Seng Consolidated Bhd	32,200	78,119
Hartalega Holdings Bhd	96,000	142,354
Hong Leong Bank Bhd	14,408	64,915
IOI Corp. Bhd	235,200	264,342
Maxis Bhd	134,400	181,662
Press Metal Aluminium Holdings Bhd	163,200	176,148
Public Bank Bhd	183,000	1,058,270
Westports Holdings Bhd	330,900	277,695
YTL Corp. Bhd	560,258	156,725
YTL Power International Bhd	499,130	127,269

Total Malaysia		3,520,506

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2018

Investments	Shares	Value
Mexico - 3.0%
Alfa S.A.B. de C.V. Class A	170,891	$200,836
Alsea S.A.B. de C.V.	37,067	128,989
America Movil S.A.B. de C.V. Series L	765,057	644,951
Arca Continental S.A.B. de C.V.	9,807	61,000
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	119,666	163,344
Cemex S.A.B. de C.V. Series CPO*	650,727	432,367
Concentradora Fibra Danhos S.A. de C.V.	23,382	35,104
Controladora Vuela Cia de Aviacion S.A.B. de C.V. Class A*(b)	100,984	51,890
El Puerto de Liverpool S.A.B. de C.V. Class C1	19,730	127,921
Fomento Economico Mexicano S.A.B. de C.V.	16,525	147,084
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	15,776	147,593
Grupo Bimbo S.A.B. de C.V. Series A	110,578	217,660
Grupo Carso S.A.B. de C.V. Series A1	28,579	97,489
Grupo Financiero Banorte S.A.B. de C.V. Class O	92,036	548,168
Grupo Financiero Inbursa S.A.B. de C.V. Class O	50,629	71,607
Grupo Lala S.A.B. de C.V.	53,889	56,149
Grupo Mexico S.A.B. de C.V. Series B	90,619	259,975
Infraestructura Energetica Nova S.A.B. de C.V.	22,305	100,587
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	55,490	94,715
Megacable Holdings S.A.B. de C.V. Series CPO	19,315	80,411
Mexichem S.A.B. de C.V.	40,998	119,788
Promotora y Operadora de Infraestructura S.A.B. de C.V.	3,448	31,127
Wal-Mart de Mexico S.A.B. de C.V.	151,867	404,551

Total Mexico		4,223,306

Philippines - 1.1%
Aboitiz Power Corp.	200,800	130,750
Alliance Global Group, Inc.*	286,600	62,403
Ayala Corp.	10,525	181,440
Bank of the Philippine Islands	41,170	68,273
BDO Unibank, Inc.	68,903	162,034
DMCI Holdings, Inc.	495,500	97,489
Globe Telecom, Inc.	2,685	77,480
GT Capital Holdings, Inc.	2,350	40,071
International Container Terminal Services, Inc.	42,710	61,863
Jollibee Foods Corp.	18,270	90,036
Manila Electric Co.	1,310	8,729
Megaworld Corp.	914,000	73,301
Metropolitan Bank & Trust Co.	8,719	11,992
PLDT, Inc.	2,880	69,615
Security Bank Corp.	15,360	57,563
SM Investments Corp.	17,625	288,975
Universal Robina Corp.	49,240	111,642

Total Philippines		1,593,656

Poland - 1.3%
Alior Bank S.A.*	13,912	248,591
Bank Millennium S.A.*	76,443	163,750
Bank Polska Kasa Opieki S.A.*	13,972	421,703
Bank Zachodni WBK S.A.	2,381	212,156
CCC S.A.	2,855	157,851
CD Projekt S.A.	6,063	262,021
Cyfrowy Polsat S.A.	18,123	112,012
LPP S.A.	130	294,622

Total Poland		1,872,706

Russia - 4.4%
Lenta Ltd. GDR Reg S*	35,848	197,522
Lukoil PJSC ADR	36,641	2,505,512
Mail.ru Group Ltd. GDR Reg S*	6,726	195,054
MegaFon PJSC GDR Reg S	13,970	123,635
MMC Norilsk Nickel PJSC ADR	42,816	768,547
Mobile TeleSystems PJSC ADR	31,682	279,752
Novatek PJSC GDR Reg S	6,965	1,032,910
Novolipetsk Steel PJSC GDR Reg S	6,549	159,861
PhosAgro PJSC GDR Reg S	11,957	153,647
Severstal PJSC GDR Reg S	17,695	258,878
Yandex N.V. Class A*	13,908	499,297

Total Russia		6,174,615

South Africa - 6.9%
Anglo American Platinum Ltd.	1,590	41,646
AngloGold Ashanti Ltd.	22,592	184,807
Aspen Pharmacare Holdings Ltd.	15,026	283,084
AVI Ltd.	8,949	70,645
Barclays Africa Group Ltd.	12,140	141,708
Barloworld Ltd.	11,105	105,085
Bid Corp., Ltd.	10,412	209,140
Bidvest Group Ltd. (The)	12,859	184,832
Capitec Bank Holdings Ltd.	2,735	173,204
Clicks Group Ltd.	6,511	93,359
Discovery Ltd.	15,662	168,547
Exxaro Resources Ltd.	2,786	25,550
FirstRand Ltd.	111,613	520,270
Foschini Group Ltd. (The)	10,859	137,854
Gold Fields Ltd.	36,894	132,435
Hyprop Investments Ltd.	10,796	80,610
Imperial Holdings Ltd.	6,269	89,597
Life Healthcare Group Holdings Ltd.	76,587	139,023
Mondi Ltd.	4,338	117,607
Mr. Price Group Ltd.	8,100	133,713
MTN Group Ltd.	59,028	464,687
Naspers Ltd. Class N	14,384	3,657,327
Nedbank Group Ltd.	6,753	122,967
Netcare Ltd.	61,619	124,171
Northam Platinum Ltd.*	28,475	76,203

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2018

Investments	Shares	Value
Pick n Pay Stores Ltd.	15,358	$83,792
PSG Group Ltd.	1,823	28,756
Rand Merchant Investment Holdings Ltd.	28,563	78,044
Remgro Ltd.	17,064	254,337
RMB Holdings Ltd.	27,351	151,240
Sanlam Ltd.	48,622	248,569
Shoprite Holdings Ltd.	14,590	234,835
Sibanye Gold Ltd.*	96,675	58,049
SPAR Group Ltd. (The)	9,537	129,018
Standard Bank Group Ltd.	38,981	545,684
Tiger Brands Ltd.	5,884	142,268
Truworths International Ltd.	12,379	69,769
Vodacom Group Ltd.	13,291	119,070
Woolworths Holdings Ltd.	37,827	153,033

Total South Africa		9,774,535

South Korea - 15.1%
Amorepacific Corp.	1,152	333,351
Amorepacific Group	1,104	122,336
BGF Co., Ltd.	1,295	12,549
BNK Financial Group, Inc.	9,684	81,243
Celltrion, Inc.*	3,215	875,507
Cheil Worldwide, Inc.	4,367	80,914
CJ CheilJedang Corp.	385	121,770
CJ E&M Corp.	279	24,758
CJ Logistics Corp.*	534	80,495
Coway Co., Ltd.	1,918	149,034
Daelim Industrial Co., Ltd.	1,534	105,295
DB Insurance Co., Ltd.	1,295	68,555
DGB Financial Group, Inc.	6,897	63,431
Doosan Corp.	431	40,219
Doosan Heavy Industries & Construction Co., Ltd.*	3,939	55,312
E-Mart, Inc.	814	185,880
GS Engineering & Construction Corp.	1,378	56,876
GS Holdings Corp.	1,920	93,717
Hana Financial Group, Inc.	9,406	361,639
Hankook Tire Co., Ltd.	3,025	114,269
Hanmi Pharm Co., Ltd.	194	73,283
Hanmi Science Co., Ltd.	1,202	69,672
Hanon Systems	2,737	26,032
Hanssem Co., Ltd.	666	62,746
Hanwha Aerospace Co., Ltd.*	2,524	53,107
Hanwha Chemical Corp.	3,310	64,893
Hanwha Corp.	1,920	54,353
HDC Holdings Co., Ltd.	528	13,549
HDC Hyundai Development Co-Engineering & Construction*	736	35,606
Hotel Shilla Co., Ltd.	1,433	158,794
Hyosung Corp.†	574	69,014
Hyundai Department Store Co., Ltd.	657	68,087
Hyundai Engineering & Construction Co., Ltd.	3,121	161,021
Hyundai Glovis Co., Ltd.	1,199	124,257
Hyundai Marine & Fire Insurance Co., Ltd.	2,688	81,279
Hyundai Merchant Marine Co., Ltd.*(b)	14,211	64,138
Hyundai Motor Co.	4,558	513,261
Hyundai Steel Co.	1,967	92,835
Hyundai Wia Corp.	1,587	58,026
Kakao Corp.	1,579	162,221
KB Financial Group, Inc.	13,777	652,692
Korea Investment Holdings Co., Ltd.	1,918	144,732
Korea Zinc Co., Ltd.	432	149,620
KT&G Corp.	3,743	359,355
Kumho Petrochemical Co., Ltd.	958	100,141
LG Chem Ltd.	1,393	416,838
LG Corp.	3,695	239,039
LG Display Co., Ltd.	6,747	110,785
LG Electronics, Inc.	3,696	275,252
LG Household & Health Care Ltd.	336	420,867
LG Innotek Co., Ltd.	290	37,600
LG Uplus Corp.	7,137	89,653
Lotte Chemical Corp.	528	164,867
Lotte Confectionery Co., Ltd.	143	23,224
Lotte Corp.*	1,104	56,760
Lotte Shopping Co., Ltd.	469	88,371
LS Corp.	1,294	87,079
Mando Corp.	1,185	40,829
Medy-Tox, Inc.	192	132,186
NAVER Corp.	821	562,066
NCSoft Corp.	624	207,720
NH Investment & Securities Co., Ltd.	5,884	78,929
NongShim Co., Ltd.	190	55,406
OCI Co., Ltd.	583	53,880
Ottogi Corp.	143	110,217
POSCO	2,640	779,327
S-1 Corp.	1,153	100,144
Samsung Biologics Co., Ltd.*(a)	574	214,767
Samsung C&T Corp.	2,877	300,736
Samsung Electro-Mechanics Co., Ltd.	2,161	287,939
Samsung Electronics Co., Ltd.	145,337	6,083,420
Samsung Fire & Marine Insurance Co., Ltd.	1,055	249,906
Samsung Life Insurance Co., Ltd.	2,734	241,387
Samsung SDS Co., Ltd.	1,248	224,517
Samsung Securities Co., Ltd.	2,064	64,355
Shinhan Financial Group Co., Ltd.	17,530	681,067
SillaJen, Inc.*	1,775	116,741
SK Holdings Co., Ltd.	1,152	267,715
SK Hynix, Inc.	17,454	1,342,134
SK Innovation Co., Ltd.	2,012	364,669
SK Telecom Co., Ltd.	1,104	230,805
ViroMed Co., Ltd.*	235	49,678
Yuhan Corp.	337	65,767

Total South Korea		21,356,506

Taiwan - 11.6%
Accton Technology Corp.	7,000	20,250
Acer, Inc.*	135,000	110,255
Advantech Co., Ltd.	3,000	19,778
Airtac International Group	1,000	14,218
ASE Technology Holding Co., Ltd.	86,062	202,110
Asia Cement Corp.	94,000	103,285
Asustek Computer, Inc.	39,000	356,249

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2018

Investments	Shares	Value
AU Optronics Corp.	288,000	$121,856
Catcher Technology Co., Ltd.	9,000	100,661
Cathay Financial Holding Co., Ltd.	286,000	504,676
Chailease Holding Co., Ltd.	94,000	308,313
Chang Hwa Commercial Bank Ltd.	334,478	194,180
Cheng Shin Rubber Industry Co., Ltd.	92,000	138,354
Chicony Electronics Co., Ltd.	46,010	103,675
China Development Financial Holding Corp.	576,000	210,650
China Life Insurance Co., Ltd.	144,877	152,535
Chroma ATE, Inc.	1,000	5,379
Compal Electronics, Inc.	191,000	120,281
CTBC Financial Holding Co., Ltd.	529,672	381,334
E.Sun Financial Holding Co., Ltd.	385,858	268,937
Epistar Corp.*	31,000	38,790
Far Eastern New Century Corp.	190,080	180,177
Far EasTone Telecommunications Co., Ltd.	49,000	126,644
Feng TAY Enterprise Co., Ltd.	3,000	15,055
Formosa Chemicals & Fibre Corp.	144,000	573,856
Formosa Petrochemical Corp.*	82,000	329,468
Formosa Plastics Corp.	145,000	535,038
Foxconn Technology Co., Ltd.	48,020	117,497
Fubon Financial Holding Co., Ltd.	286,000	479,348
General Interface Solution Holding Ltd.	4,000	25,977
Giant Manufacturing Co., Ltd.	1,000	4,231
Hiwin Technologies Corp.	1,000	11,808
Hon Hai Precision Industry Co., Ltd.	433,085	1,181,845
HTC Corp.*	9,000	16,797
Innolux Corp.	289,000	103,795
Inventec Corp.	144,000	113,118
King Yuan Electronics Co., Ltd.	92,000	83,736
Largan Precision Co., Ltd.	2,000	294,537
Lite-On Technology Corp.	95,015	114,996
Macronix International*	46,806	66,628
MediaTek, Inc.	48,000	472,309
Merida Industry Co., Ltd.	1,000	5,002
Merry Electronics Co., Ltd.	4,000	17,449
Nan Ya Plastics Corp.	192,000	549,138
Nien Made Enterprise Co., Ltd.	1,000	8,544
Novatek Microelectronics Corp.	46,000	207,455
Pegatron Corp.	94,000	193,312
Pou Chen Corp.	97,000	112,626
Powertech Technology, Inc.	46,000	133,526
President Chain Store Corp.	42,000	475,950
Quanta Computer, Inc.	96,000	168,457
Shin Kong Financial Holding Co., Ltd.	432,449	166,662
SinoPac Financial Holdings Co., Ltd.	385,738	139,171
Standard Foods Corp.	1,280	2,590
Synnex Technology International Corp.	49,000	73,930
Taishin Financial Holding Co., Ltd.	575,265	271,703
Taiwan Cement Corp.	96,000	133,349
Taiwan Mobile Co., Ltd.	48,000	173,967
Taiwan Paiho Ltd.	38,000	80,017
Taiwan Semiconductor Manufacturing Co., Ltd.	575,000	4,083,097
Uni-President Enterprises Corp.	143,160	363,435
United Microelectronics Corp.	432,000	240,169
Winbond Electronics Corp.	50,000	31,979
Wistron Corp.	49,621	36,864
WPG Holdings Ltd.	96,000	136,025
Yageo Corp.*	2,000	73,798
Yuanta Financial Holding Co., Ltd.	335,236	152,837

Total Taiwan		16,353,678

Thailand - 2.3%
Advanced Info Service PCL NVDR	62,400	348,445
Bangkok Bank PCL NVDR	2,600	15,342
Bangkok Dusit Medical Services PCL NVDR	249,600	188,349
Bank of Ayudhya PCL NVDR	129,400	148,421
Banpu PCL NVDR	196,300	115,540
Berli Jucker PCL NVDR	86,000	131,090
BTS Group Holdings PCL NVDR	374,500	99,475
Bumrungrad Hospital PCL NVDR	24,000	120,616
Central Pattana PCL NVDR	75,800	159,585
Charoen Pokphand Foods PCL NVDR	206,300	150,693
CP ALL PCL NVDR	244,800	543,097
Delta Electronics Thailand PCL NVDR	18,300	32,314
Energy Absolute PCL NVDR	110,500	109,232
Glow Energy PCL NVDR	42,900	122,692
Home Product Center PCL NVDR	239,900	97,032
Indorama Ventures PCL NVDR	129,700	214,340
Kasikornbank PCL NVDR	76,600	448,548
Land & Houses PCL NVDR	254,200	86,703
Thai Union Group PCL NVDR	115,200	54,940
True Corp. PCL NVDR	650,700	104,096

Total Thailand		3,290,550

Turkey - 0.8%
Akbank Turk AS	115,829	190,132
Anadolu Efes Biracilik ve Malt Sanayii AS	8,335	42,938
BIM Birlesik Magazalar AS	11,084	162,466
Haci Omer Sabanci Holding AS	89,410	172,333
Tofas Turk Otomobil Fabrikasi AS	16,445	86,367
Tupras Turkiye Petrol Rafinerileri AS	6,459	152,268
Turkcell Iletisim Hizmetleri AS	32,931	87,482
Turkiye Garanti Bankasi AS	108,844	199,099

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (XSOE)

June 30, 2018

Investments	Shares	Value
Turkiye Is Bankasi AS Group C	77,211	$96,067

Total Turkey		1,189,152

TOTAL COMMON STOCKS (Cost: $150,935,164)		140,754,334

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $158,709)(d)	158,709	158,709

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $151,093,873)		140,913,043
Other Assets less Liabilities - 0.3%		397,098

NET ASSETS - 100.0%		$141,310,141

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $205,369, which represents 0.15% of net assets.

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,360,628 and the total market value of the collateral held by the Fund was $1,439,442. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,280,733.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	7/3/2018	29,747	USD	233,448	HKD	$—	$(8)

CURRENCY LEGEND

HKD	Hong Kong dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

Brazil - 2.6%
AES Tiete Energia S.A.	578,535	$1,451,074
Banco Santander Brasil S.A.	525,614	4,002,831
BB Seguridade Participacoes S.A.	970,625	6,170,787
Cia Hering	398,402	1,475,601
Cia Paranaense de Energia	237,240	1,184,535
Cosan S.A. Industria e Comercio	280,280	2,562,835
EcoRodovias Infraestrutura e Logistica S.A.	211,040	405,910
Engie Brasil Energia S.A.	694,688	6,180,582
Estacio Participacoes S.A.	549,772	3,483,766
Ez Tec Empreendimentos e Participacoes S.A.	233,900	980,612
Fleury S.A.	258,662	1,778,242
Grendene S.A.	699,402	1,439,742
Itau Unibanco Holding S.A.	309,455	2,887,517
Magnesita Refratarios S.A.	111,078	1,830,417
MRV Engenharia e Participacoes S.A.	465,009	1,455,193
Multiplus S.A.	146,946	1,117,162
Porto Seguro S.A.	117,652	1,243,979
Qualicorp Consultoria e Corretora de Seguros S.A.	390,873	1,875,426
SLC Agricola S.A.	144,944	1,919,828
Smiles Fidelidade S.A.	131,386	1,775,763
Transmissora Alianca de Energia Eletrica S.A.	1,150,957	5,594,141
Tupy S.A.	275,486	1,283,845
Wiz Solucoes e Corretagem de Seguros S.A.	92,600	196,878

Total Brazil		52,296,666

Chile - 1.0%
AES Gener S.A.	7,202,932	1,769,409
Aguas Andinas S.A. Class A	6,406,102	3,510,124
Banco Santander Chile	47,850,641	3,768,253
Empresas Lipigas S.A.	295,639	2,456,677
Enel Chile S.A.	50,936,613	5,045,584
Grupo Security S.A.	1,952,698	896,319
Inversiones Aguas Metropolitanas S.A.	1,179,092	1,801,894
Inversiones La Construccion S.A.	70,102	1,120,370

Total Chile		20,368,630

China - 22.0%
Agile Group Holdings Ltd.	942,000	1,604,130
Agricultural Bank of China Ltd. Class H	26,069,000	12,194,741
Anhui Expressway Co., Ltd. Class H	310,000	186,898
BAIC Motor Corp., Ltd. Class H*(a)(b)	1,421,500	1,358,909
Bank of China Ltd. Class H	69,427,084	34,423,947
Bank of Chongqing Co., Ltd. Class H(a)	1,000,000	636,037
Bank of Communications Co., Ltd. Class H*	25,694,287	19,683,086
Beijing Capital Land Ltd. Class H	1,480,000	637,618
Beijing Jingneng Clean Energy Co., Ltd. Class H	830,000	192,545
Central China Securities Co., Ltd. Class H(a)	1,816,000	550,903
China Cinda Asset Management Co., Ltd. Class H	8,245,000	2,648,338
China CITIC Bank Corp., Ltd. Class H	10,153,000	6,354,158
China Construction Bank Corp. Class H*	67,095,054	62,002,707
China Lilang Ltd.	1,398,000	2,006,447
China Minsheng Banking Corp., Ltd. Class H	4,967,400	3,552,010
China Mobile Ltd.	6,623,500	58,844,037
China Petroleum & Chemical Corp. Class H	46,056,000	41,151,567
China Pioneer Pharma Holdings Ltd.	848,000	237,794
China Power International Development Ltd.(a)	7,299,000	1,683,930
China Resources Cement Holdings Ltd.	2,484,000	2,517,102
China Resources Power Holdings Co., Ltd.	3,946,000	6,951,000
China Sanjiang Fine Chemicals Co., Ltd.	1,592,000	531,651
China SCE Property Holdings Ltd.	1,321,000	626,366
China Shineway Pharmaceutical Group Ltd.*	336,000	656,972
China Suntien Green Energy Corp., Ltd. Class H	2,618,000	754,154
China Vanke Co., Ltd. Class H	750,800	2,626,932
China Zhongwang Holdings Ltd.(a)	2,251,600	1,191,027
Chongqing Rural Commercial Bank Co., Ltd. Class H	2,863,991	1,704,789
CIFI Holdings Group Co., Ltd.	2,138,000	1,359,848
CITIC Telecom International Holdings Ltd.	3,398,000	892,222
CNOOC Ltd.	22,740,000	39,245,626
COSCO Shipping Energy Transportation Co., Ltd. Class H*(a)	1,862,000	897,126
CPMC Holdings Ltd.	389,000	240,477
Dali Foods Group Co., Ltd.(a)(b)	3,004,000	2,316,527
Dongfeng Motor Group Co., Ltd. Class H	3,126,000	3,307,114
E-Commodities Holdings Ltd.	4,536,000	317,993
Fantasia Holdings Group Co., Ltd.	1,137,000	189,851
Great Wall Motor Co., Ltd. Class H(a)	3,696,000	2,826,606
Greatview Aseptic Packaging Co., Ltd.	1,571,000	937,139
Guangdong Investment Ltd.	3,546,000	5,631,692
Guangzhou R&F Properties Co., Ltd. Class H	1,414,000	2,854,873
Hisense Kelon Electrical Holdings Co., Ltd. Class H(a)	418,000	426,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2018

Investments	Shares	Value
Huabao International Holdings Ltd.	1,349,000	$863,173
Huadian Power International Corp., Ltd. Class H	2,012,000	795,009
Huaneng Power International, Inc. Class H	10,624,000	7,041,636
Industrial & Commercial Bank of China Ltd. Class H	63,270,823	47,339,506
Jiangnan Group Ltd.(a)	9,300,000	551,211
Jiangsu Expressway Co., Ltd. Class H	1,484,527	1,769,220
Kingboard Laminates Holdings Ltd.	1,106,500	1,366,650
KWG Property Holding Ltd.	2,058,000	2,586,452
Lenovo Group Ltd.(a)	13,374,000	7,244,900
Logan Property Holdings Co., Ltd.(a)	1,034,000	1,399,675
Powerlong Real Estate Holdings Ltd.(a)	1,841,000	992,605
Red Star Macalline Group Corp., Ltd. Class H(a)(b)	969,600	1,307,556
Shandong Chenming Paper Holdings Ltd. Class H(a)	615,000	509,531
Shanghai Industrial Holdings Ltd.	565,000	1,316,457
Shenzhen Expressway Co., Ltd. Class H	946,000	928,462
Shenzhen Investment Ltd.	3,790,000	1,381,616
Shimao Property Holdings Ltd.	1,169,000	3,069,473
Sichuan Expressway Co., Ltd. Class H	624,000	189,297
Sino-Ocean Group Holding Ltd.	3,812,500	2,215,934
Sinopec Shanghai Petrochemical Co., Ltd. Class H	7,756,000	4,725,501
SITC International Holdings Co., Ltd.	1,581,000	1,763,283
Times China Holdings Ltd.(a)	616,000	913,936
Weichai Power Co., Ltd. Class H	1,896,000	2,614,856
Xingda International Holdings Ltd.	670,000	196,420
Xinhua Winshare Publishing and Media Co., Ltd. Class H(a)	2,314,000	1,610,416
Xinyi Glass Holdings Ltd.	4,378,000	5,351,512
Xinyi Solar Holdings Ltd.(a)	7,180,000	2,205,584
XTEP International Holdings Ltd.	1,511,500	1,034,581
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(b)	182,800	929,675
Yuexiu Property Co., Ltd.	1,470,000	281,055
Yuexiu Transport Infrastructure Ltd.(a)	2,560,000	1,866,458
Yuzhou Properties Co., Ltd.	2,406,000	1,413,770
Zhejiang Expressway Co., Ltd. Class H	1,952,398	1,742,002
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	1,999,600	853,827

Total China		439,324,895

Czech Republic - 1.0%
CEZ AS(a)	488,606	11,556,360
Komercni Banka AS	69,599	2,922,123
Moneta Money Bank AS(b)	999,117	3,421,311
O2 Czech Republic AS	217,369	2,492,529

Total Czech Republic		20,392,323

Hong Kong - 0.2%
CP Pokphand Co., Ltd.	15,678,000	1,418,833
Ju Teng International Holdings Ltd.	1,280,000	212,097
Stella International Holdings Ltd.	837,500	1,037,608
Wasion Holdings Ltd.	386,000	209,594

Total Hong Kong		2,878,132

Hungary - 0.1%
Magyar Telekom Telecommunications PLC	935,995	1,334,793

India - 2.6%
Banco Products India Ltd.	20,044	59,548
Bharti Infratel Ltd.	1,186,778	5,205,957
Chennai Petroleum Corp., Ltd.	14,889	66,073
Coal India Ltd.	3,993,077	15,406,406
Greaves Cotton Ltd.	524,767	1,107,897
Hindustan Petroleum Corp., Ltd.	1,038,930	3,930,390
Indian Oil Corp., Ltd.	3,749,408	8,536,928
Mangalore Refinery & Petrochemicals Ltd.	154,675	182,973
National Aluminium Co., Ltd.	584,255	551,723
NHPC Ltd.	5,293,216	1,811,660
NLC India Ltd.	133,608	159,417
NMDC Ltd.	1,336,927	2,109,346
Oil India Ltd.	354,537	1,085,888
SJVN Ltd.	507,169	215,777
Sonata Software Ltd.	242,124	1,106,282
Vedanta Ltd.	3,252,047	11,211,173

Total India		52,747,438

Indonesia - 1.0%
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	3,191,700	465,503
Bank Pembangunan Daerah Jawa Timur Tbk PT	4,093,300	194,239
Gudang Garam Tbk PT	775,500	3,639,384
Indo Tambangraya Megah Tbk PT	1,302,300	2,033,424
Indocement Tunggal Prakarsa Tbk PT	4,204,500	4,004,984
Japfa Comfeed Indonesia Tbk PT	6,357,400	712,047
Matahari Department Store Tbk PT	5,415,200	3,325,454
Perusahaan Gas Negara Persero Tbk	42,601,400	5,930,900

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2018

Investments	Shares	Value
Puradelta Lestari Tbk PT	20,467,200	$182,819
Ramayana Lestari Sentosa Tbk PT	2,953,300	307,077

Total Indonesia		20,795,831

Malaysia - 2.5%
AirAsia Group Bhd	5,291,200	3,916,497
Alliance Bank Malaysia Bhd	1,593,900	1,594,097
AMMB Holdings Bhd	1,233,700	1,145,284
Ann Joo Resources Bhd	373,400	183,950
Astro Malaysia Holdings Bhd	4,495,100	1,769,330
Berjaya Sports Toto Bhd	1,130,572	685,704
Bermaz Auto Bhd	1,652,900	900,205
British American Tobacco Malaysia Bhd	276,297	2,378,911
DiGi.Com Bhd	4,172,047	4,286,173
Gas Malaysia Bhd	45,400	32,256
HAP Seng Consolidated Bhd	678,600	1,646,313
Heineken Malaysia Bhd	454,200	2,460,180
HeveaBoard Bhd	317,500	61,700
Lingkaran Trans Kota Holdings Bhd	719,100	753,012
Magnum Bhd	695,400	359,794
Mah Sing Group Bhd	1,284,600	340,270
Malakoff Corp. Bhd	4,770,757	974,347
Malayan Banking Bhd	6,744,365	15,026,435
MISC Bhd	2,679,700	3,927,175
Petronas Gas Bhd	325,300	1,393,165
SP Setia Bhd Group	1,722,393	1,321,802
Tune Protect Group Bhd	919,000	204,753
UOA Development Bhd	778,159	458,477
YTL Corp. Bhd	9,622,978	2,691,909
YTL Power International Bhd	6,758,096	1,723,193

Total Malaysia		50,234,932

Mexico - 2.4%
Alpek S.A.B. de C.V.	1,596,244	2,399,756
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B(a)	3,787,291	5,169,633
Bolsa Mexicana de Valores S.A.B. de C.V.	364,348	617,635
Concentradora Fibra Danhos S.A. de C.V.	1,749,135	2,626,050
Corp. Inmobiliaria Vesta S.A.B. de C.V.	209,588	276,383
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	543,402	2,863,292
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	667,151	6,241,553
Grupo Financiero Banorte S.A.B. de C.V. Class O	3,078,696	18,336,769
Grupo Financiero Interacciones S.A. de C.V. Class O*	193,886	938,173
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	1,732,374	2,956,954
Macquarie Mexico Real Estate Management S.A. de C.V.*	1,844,149	1,847,362
Nemak S.A.B. de C.V.(b)	2,274,458	1,574,876
Prologis Property Mexico S.A. de C.V.	650,243	1,211,778
Rassini S.A.B. de C.V.	69,896	241,844

Total Mexico		47,302,058

Philippines - 0.5%
Globe Telecom, Inc.	57,790	1,667,618
Manila Electric Co.	616,230	4,106,083
PLDT, Inc.	182,129	4,402,425

Total Philippines		10,176,126

Poland - 0.6%
Asseco Poland S.A.	124,087	1,327,059
Bank Handlowy w Warszawie S.A.	98,675	1,865,995
Bank Polska Kasa Opieki S.A.*	263,242	7,945,177

Total Poland		11,138,231

Russia - 14.7%
Gazprom PJSC ADR	18,321,105	80,631,183
Lukoil PJSC ADR	1,302,950	89,095,721
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	154,775	1,368,211
MegaFon PJSC GDR Reg S	397,371	3,516,733
MMC Norilsk Nickel PJSC ADR	1,921,937	34,498,769
Mobile TeleSystems PJSC ADR	1,958,812	17,296,310
Novolipetsk Steel PJSC GDR Reg S	333,456	8,139,661
PhosAgro PJSC GDR Reg S	136,440	1,753,254
RusHydro PJSC ADR	2,381,360	2,500,428
Severstal PJSC GDR Reg S	900,122	13,168,785
Sistema PJSFC GDR Reg S	609,675	1,663,193
Tatneft PJSC ADR	590,998	37,386,534
TMK PAO GDR Reg S	295,407	1,459,311

Total Russia		292,478,093

Singapore - 0.1%
IGG, Inc.(a)	1,437,000	1,838,961

South Africa - 11.2%
Aeci Ltd.	209,826	1,618,904
African Rainbow Minerals Ltd.	138,538	1,102,745
Alexander Forbes Group Holdings Ltd.	2,126,748	895,310
Assore Ltd.	77,611	1,656,607
AVI Ltd.	461,748	3,645,135
Barclays Africa Group Ltd.	784,482	9,157,083
Coronation Fund Managers Ltd.	477,204	2,030,152
Exxaro Resources Ltd.	412,643	3,784,348
FirstRand Ltd.	4,222,033	19,680,488
Foschini Group Ltd. (The)	427,718	5,429,854
Hyprop Investments Ltd.	377,784	2,820,787
Imperial Holdings Ltd.	229,396	3,278,532
Investec Ltd.	230,379	1,614,607
JSE Ltd.	70,170	829,932
Kumba Iron Ore Ltd.(a)	146,468	3,149,870
Lewis Group Ltd.	464,959	1,055,349
Liberty Holdings Ltd.	264,261	2,242,688
Life Healthcare Group Holdings Ltd.(a)	2,267,670	4,116,343

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2018

Investments	Shares	Value
Metair Investments Ltd.	118,614	$134,224
Mr. Price Group Ltd.	389,918	6,436,687
MTN Group Ltd.	4,420,345	34,798,375
Nedbank Group Ltd.	342,153	6,230,336
Netcare Ltd.(a)	2,248,086	4,530,206
Peregrine Holdings Ltd.	349,227	549,336
Raubex Group Ltd.	306,939	433,997
Resilient REIT Ltd.(a)	364,154	1,494,476
Reunert Ltd.	596,368	3,492,601
RMB Holdings Ltd.	960,887	5,313,315
Sanlam Ltd.	1,501,909	7,678,159
Santam Ltd.	44,139	919,154
Sasol Ltd.	808,629	29,667,282
SPAR Group Ltd. (The)	253,347	3,427,312
Standard Bank Group Ltd.	1,514,914	21,206,862
Telkom S.A. SOC Ltd.(a)	1,199,883	4,293,097
Truworths International Ltd.	1,056,394	5,953,958
Tsogo Sun Holdings Ltd.	959,705	1,435,400
Vodacom Group Ltd.(a)	982,083	8,798,174
Woolworths Holdings Ltd.	2,072,622	8,384,999

Total South Africa		223,286,684

South Korea - 2.7%
Coway Co., Ltd.	112,935	8,775,389
Daishin Securities Co., Ltd.	32,711	343,399
Doosan Corp.	19,727	1,840,833
Grand Korea Leisure Co., Ltd.	53,141	1,242,102
Hansol Paper Co., Ltd.	13,769	206,937
Hite Jinro Co., Ltd.	28,801	507,797
HMC Investment Securities Co., Ltd.	34,034	303,542
Korea Electric Power Corp.	566,504	16,265,705
Kyungdong Pharm Co., Ltd.	18,412	201,549
Meritz Securities Co., Ltd.	347,763	1,107,724
S-Oil Corp.	98,462	9,673,925
SK Telecom Co., Ltd.	63,337	13,241,383
Ssangyong Cement Industrial Co., Ltd.	30,800	784,854

Total South Korea		54,495,139

Taiwan - 27.5%
AcBel Polytech, Inc.	884,000	549,447
Alpha Networks, Inc.	287,000	203,800
Arcadyan Technology Corp.	614,000	1,484,225
ASE Technology Holding Co., Ltd.	4,076,671	9,573,762
Asia Cement Corp.	3,143,158	3,453,623
Asustek Computer, Inc.(a)	1,676,000	15,309,576
Aten International Co., Ltd.	95,000	275,760
AU Optronics Corp.(a)	14,375,000	6,082,211
Aurora Corp.	280,000	829,296
Capital Securities Corp.	2,828,000	1,048,146
Cathay Financial Holding Co., Ltd.	6,893,000	12,163,386
Cathay Real Estate Development Co., Ltd.	641,000	336,389
Charoen Pokphand Enterprise	239,000	471,125
Chaun-Choung Technology Corp.	246,000	706,004
Cheng Shin Rubber Industry Co., Ltd.(a)	3,592,000	5,401,814
Cheng Uei Precision Industry Co., Ltd.	175,000	186,546
Chicony Electronics Co., Ltd.	1,322,967	2,981,053
Chicony Power Technology Co., Ltd.(a)	422,000	711,442
Chin-Poon Industrial Co., Ltd.	517,000	654,548
China Bills Finance Corp.*	3,212,000	1,511,790
China Development Financial Holding Corp.(a)	19,068,000	6,973,390
China General Plastics Corp.(a)	936,000	930,213
China Metal Products Co., Ltd.	576,000	543,156
China Steel Chemical Corp.(a)	147,000	718,402
Chong Hong Construction Co., Ltd.	445,000	1,373,452
Chung-Hsin Electric & Machinery Manufacturing Corp.	291,000	200,436
Chunghwa Telecom Co., Ltd.(a)	6,739,000	24,313,758
Cleanaway Co., Ltd.	360,000	2,255,277
Compal Electronics, Inc.	7,852,000	4,944,763
CTBC Financial Holding Co., Ltd.	17,066,000	12,286,557
CTCI Corp.(a)	1,262,000	2,019,962
CyberPower Systems, Inc.	16,000	47,441
CyberTAN Technology, Inc.	328,000	194,185
Darfon Electronics Corp.	466,000	1,238,041
Depo Auto Parts Ind Co., Ltd.	77,000	203,306
DFI, Inc.	84,000	220,962
Elite Advanced Laser Corp.	145,000	492,235
Elite Material Co., Ltd.(a)	307,000	803,536
Eternal Materials Co., Ltd.	1,409,105	1,287,160
Everlight Electronics Co., Ltd.(a)	1,142,000	1,438,339
Far Eastern Department Stores Ltd.	1,469,000	941,960
Far Eastern International Bank	599,000	198,432
Far Eastern New Century Corp.	3,079,402	2,918,960
Far EasTone Telecommunications Co., Ltd.	2,603,000	6,727,665
Farglory Land Development Co., Ltd.	1,939,000	2,060,567
Feng Hsin Steel Co., Ltd.*	966,000	1,853,519
Feng TAY Enterprise Co., Ltd.	559,000	2,805,222
First Financial Holding Co., Ltd.	12,455,540	8,415,767
Flytech Technology Co., Ltd.	77,000	197,497
Formosa Chemicals & Fibre Corp.(a)	8,886,000	35,411,680
Formosa International Hotels Corp.	40,000	195,484
Formosa Laboratories, Inc.	111,000	198,783
Formosa Petrochemical Corp.*(a)	3,758,000	15,099,300
Formosa Plastics Corp.	8,644,000	31,895,633
Formosan Union Chemical	236,000	146,298
Foxconn Technology Co., Ltd.(a)	1,434,000	3,508,746
Fubon Financial Holding Co., Ltd.	5,854,000	9,811,549
Gemtek Technology Corp.(a)	874,000	781,163
Getac Technology Corp.(a)	1,287,000	1,857,356
Gigabyte Technology Co., Ltd.(a)	1,345,000	2,973,351

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2018

Investments	Shares	Value
Grand Pacific Petrochemical(a)	1,699,000	$1,632,770
Great Wall Enterprise Co., Ltd.(a)	1,077,000	1,439,485
Greatek Electronics, Inc.	1,236,000	2,193,207
Hannstar Board Corp.	228,000	224,721
HannStar Display Corp.(a)	5,596,000	1,672,091
Highwealth Construction Corp.(a)	2,895,000	4,296,661
Holtek Semiconductor, Inc.	438,000	1,065,963
Holy Stone Enterprise Co., Ltd.*(a)	205,000	1,647,342
Hon Hai Precision Industry Co., Ltd.	23,976,000	65,428,053
Hsin Kuang Steel Co., Ltd.(a)	376,000	479,735
Hua Nan Financial Holdings Co., Ltd.	5,028,000	2,927,235
Huaku Development Co., Ltd.	536,000	1,165,580
Huang Hsiang Construction Corp.(a)	1,215,000	1,079,965
Hung Sheng Construction Ltd.	292,000	391,236
IEI Integration Corp.	407,000	495,926
Inventec Corp.	7,811,000	6,135,869
ITEQ Corp.	395,000	921,151
Kenda Rubber Industrial Co., Ltd.	766,543	844,772
Kindom Construction Corp.	265,000	192,089
King Yuan Electronics Co., Ltd.(a)	2,197,000	1,999,664
King’s Town Bank	1,355,000	1,453,286
Kinik Co.	82,000	189,881
Kinsus Interconnect Technology Corp.(a)	462,000	792,515
Kung Long Batteries Industrial Co., Ltd.	42,000	199,747
LCY Chemical Corp.(a)	1,922,000	2,972,344
Lien Hwa Industrial Corp.	1,761,085	2,180,526
Lion Travel Service Co., Ltd.	168,000	619,906
Lite-On Technology Corp.(a)	5,570,651	6,742,117
Long Chen Paper Co., Ltd.	841,772	717,847
Lumax International Corp., Ltd.	22,000	45,676
Makalot Industrial Co., Ltd.	315,000	1,415,452
Marketech International Corp.	231,000	547,032
Mega Financial Holding Co., Ltd.(a)	14,139,302	12,475,104
Merry Electronics Co., Ltd.(a)	243,000	1,060,039
Micro-Star International Co., Ltd.(a)	1,471,000	4,544,933
Mirle Automation Corp.	554,000	781,344
Nan Kang Rubber Tire Co., Ltd.	233,000	205,194
Nan Ya Plastics Corp.	12,351,000	35,325,031
Nantex Industry Co., Ltd.	212,000	197,478
Novatek Microelectronics Corp.	1,357,000	6,119,930
OptoTech Corp.	1,015,746	979,482
Pegatron Corp.(a)	5,023,000	10,329,865
Posiflex Technology, Inc.	23,000	87,508
Pou Chen Corp.	2,932,000	3,404,326
Powertech Technology, Inc.	950,000	2,757,597
Primax Electronics Ltd.	442,000	895,931
Prince Housing & Development Corp.	542,000	197,327
Qisda Corp.(a)	3,899,000	2,749,512
Quang Viet Enterprise Co., Ltd.	107,000	456,238
Quanta Computer, Inc.(a)	5,131,990	9,005,411
Radiant Opto-Electronics Corp.(a)	1,300,170	2,601,321
Realtek Semiconductor Corp.(a)	600,000	2,184,430
Rechi Precision Co., Ltd.	1,428,000	1,517,530
Run Long Construction Co., Ltd.(a)	1,294,000	2,308,857
Sanyang Motor Co., Ltd.	788,000	564,731
Sercomm Corp.(a)	331,000	769,730
Sheng Yu Steel Co., Ltd.	1,118,000	955,242
Shiny Chemical Industrial Co., Ltd.	238,000	846,975
Sigurd Microelectronics Corp.	220,000	273,841
Sinbon Electronics Co., Ltd.	90,000	245,896
SinoPac Financial Holdings Co., Ltd.(a)	6,894,451	2,487,461
Sitronix Technology Corp.	222,000	855,568
Sunonwealth Electric Machine Industry Co., Ltd.	171,000	242,295
Supreme Electronics Co., Ltd.(a)	1,880,000	2,111,944
Syncmold Enterprise Corp.	646,324	1,324,934
Systex Corp.	224,000	484,169
Taichung Commercial Bank Co., Ltd.	6,146,000	2,106,555
Taiflex Scientific Co., Ltd.	209,000	288,597
Taishin Financial Holding Co., Ltd.(a)	6,271,000	2,961,851
Taiwan Cement Corp.(a)	5,434,485	7,548,762
Taiwan Cogeneration Corp.	227,000	202,516
Taiwan Cooperative Financial Holding Co., Ltd.	5,865,000	3,433,762
Taiwan Fertilizer Co., Ltd.	1,422,000	1,951,906
Taiwan Hon Chuan Enterprise Co., Ltd.	114,000	200,790
Taiwan Mobile Co., Ltd.(a)	2,820,253	10,221,492
Taiwan PCB Techvest Co., Ltd.	213,000	199,108
Taiwan Sakura Corp.	494,000	636,771
Taiwan Secom Co., Ltd.	307,538	903,797
Taiwan Styrene Monomer*(a)	3,047,000	2,303,601
Taiwan Surface Mounting Technology Corp.	228,000	204,156
Test Research, Inc.	510,000	1,047,149
Thinking Electronic Industrial Co., Ltd.	81,000	236,981
Thye Ming Industrial Co., Ltd.	808,000	1,042,846
Tong Hsing Electronic Industries Ltd.	192,000	667,530
Topco Scientific Co., Ltd.	459,435	1,204,023
Transcend Information, Inc.	459,000	1,273,641
Tripod Technology Corp.(a)	640,000	1,759,089
Tung Ho Steel Enterprise Corp.	974,000	718,796
TXC Corp.	789,000	987,269
TYC Brother Industrial Co., Ltd.	186,000	195,831
United Microelectronics Corp.(a)	12,798,000	7,115,014
UPC Technology Corp.	1,451,000	975,630
Visual Photonics Epitaxy Co., Ltd.	195,000	735,523

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2018

Investments	Shares	Value
Walsin Lihwa Corp.	4,940,000	$3,353,986
Well Shin Technology Co., Ltd.	536,000	898,358
Wistron Corp.(a)	4,180,223	3,105,500
Wistron NeWeb Corp.(a)	255,000	608,049
WPG Holdings Ltd.	3,156,000	4,471,824
WT Microelectronics Co., Ltd.	787,091	1,147,521
YC INOX Co., Ltd.	1,176,000	1,026,013
Yulon Nissan Motor Co., Ltd.(a)	196,000	1,623,235
YungShin Global Holding Corp.*	77,000	103,926
Yungtay Engineering Co., Ltd.	527,000	836,604
Zinwell Corp.	231,000	189,416

Total Taiwan		548,361,882

Thailand - 4.9%
Advanced Info Service PCL NVDR	1,849,700	10,328,841
Bangchak Corp. PCL NVDR	1,038,700	1,003,272
BTS Group Holdings PCL NVDR	8,099,243	2,151,323
Glow Energy PCL NVDR	781,900	2,236,192
Hana Microelectronics PCL NVDR(a)	954,200	950,456
Intouch Holdings PCL NVDR	3,023,459	4,859,619
IRPC PCL NVDR	20,540,500	3,595,982
Jasmine International PCL NVDR(a)	6,828,300	890,379
KGI Securities Thailand PCL NVDR	11,840,200	1,365,215
Kiatnakin Bank PCL NVDR	932,100	1,906,121
Krung Thai Bank PCL NVDR	3,773,600	1,902,177
Land & Houses PCL NVDR	6,886,053	2,348,699
MC Group PCL NVDR(a)	1,294,700	437,689
PTT Exploration & Production PCL NVDR	2,740,900	11,623,799
PTT Global Chemical PCL NVDR	2,941,334	6,481,056
PTT PCL NVDR	15,866,500	22,987,987
Sansiri PCL NVDR	13,152,400	611,370
Siam Cement PCL (The) NVDR	454,400	5,678,286
Siam City Cement PCL NVDR(a)	169,565	1,028,752
Siam Commercial Bank PCL (The) NVDR	1,181,600	4,226,369
Siamgas & Petrochemicals PCL NVDR(a)	1,969,600	546,946
Star Petroleum Refining PCL NVDR	4,522,038	1,774,419
Thai Oil PCL NVDR	1,842,900	4,324,946
Thai Vegetable Oil PCL NVDR	1,745,797	1,396,427
Thanachart Capital PCL NVDR	516,500	728,837
Tipco Asphalt PCL NVDR(a)	1,549,900	640,918
Tisco Financial Group PCL NVDR	382,200	969,055
TTW PCL NVDR(a)	3,259,877	1,151,239

Total Thailand		98,146,371

Turkey - 1.7%
Akcansa Cimento AS	13,553	28,341
Aksa Akrilik Kimya Sanayii AS	391,803	981,817
Alarko Holding AS	175,975	175,929
Albaraka Turk Katilim Bankasi AS	719,503	213,596
Borusan Mannesmann Boru Sanayi ve Ticaret AS	113,472	230,352
Celebi Hava Servisi AS	28,954	248,509
Cimsa Cimento Sanayi ve Ticaret AS	367,921	876,997
EGE Endustri VE Ticaret AS	3,246	207,959
Enka Insaat ve Sanayi AS	1,542,116	1,572,008
Eregli Demir ve Celik Fabrikalari TAS	3,486,076	7,761,716
Ford Otomotiv Sanayi AS	116,862	1,563,704
Is Gayrimenkul Yatirim Ortakligi AS	999,733	216,043
Kordsa Teknik Tekstil AS	153,432	214,012
Petkim Petrokimya Holding AS(a)	2,082,522	2,200,167
Soda Sanayii AS	670,504	907,431
Tat Gida Sanayi AS	229,409	218,833
TAV Havalimanlari Holding AS	240,398	1,177,537
Tupras Turkiye Petrol Rafinerileri AS	266,133	6,273,982
Turk Traktor ve Ziraat Makineleri AS	31,270	354,938
Turkcell Iletisim Hizmetleri AS	2,913,632	7,740,090
Turkiye Is Bankasi AS Group C	1,079,892	1,343,618
Vestel Beyaz Esya Sanayi ve Ticaret AS	83,312	204,588

Total Turkey		34,712,167

TOTAL COMMON STOCKS (Cost: $2,004,799,225)		1,982,309,352

EXCHANGE-TRADED FUND - 0.1%
United States - 0.1%
WisdomTree Global High Dividend Fund(c) (Cost: $2,629,213)	56,250	2,575,980

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.6%
United States - 1.6%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(d) (Cost: $31,418,365)(e)	31,418,365	31,418,365

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $2,038,846,803)		2,016,303,697
Other Assets less Liabilities - (1.0)%		(19,707,336)

NET ASSETS - 100.0%		$1,996,596,361

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2018.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets High Dividend Fund (DEM)

June 30, 2018

(e)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $193,068,170 and the total market value of the collateral held by the Fund was $210,854,245. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $179,435,880.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC—OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC Holdings PLC	7/2/2018	325,914	USD	4,500,000	ZAR	$—	$(2,403)
State Street Bank and Trust	7/2/2018	1,450,603	BRL	374,826	USD	2,209	—
State Street Bank and Trust	7/2/2018	2,882,734	USD	198,000,000	INR	—	(7,144)

						$2,209	$(9,547)

CURRENCY LEGEND

BRL	Brazilian real
INR	Indian rupee
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 100.0%

Brazil - 3.9%
CCR S.A.	333,750	$877,879
Estacio Participacoes S.A.	107,775	682,943
Grendene S.A.	99,250	204,309
Localiza Rent a Car S.A.	53,040	327,140
Lojas Renner S.A.	52,509	400,839
M. Dias Branco S.A.	11,304	109,885
Natura Cosmeticos S.A.	13,470	105,977
Odontoprev S.A.	65,254	221,674
Ser Educacional S.A.(a)	4,305	17,612
Smiles Fidelidade S.A.	21,069	284,761

Total Brazil		3,233,019

Chile - 0.9%
Aguas Andinas S.A. Class A	905,712	496,271
Empresas Lipigas S.A.	18,600	154,561
Forus S.A.	14,163	45,444

Total Chile		696,276

China - 16.1%
AAC Technologies Holdings, Inc.	38,500	542,257
ANTA Sports Products Ltd.	208,000	1,101,581
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	31,000	63,537
Brilliance China Automotive Holdings Ltd.	124,000	223,804
China Conch Venture Holdings Ltd.	310,000	1,134,033
China Lesso Group Holdings Ltd.	220,000	139,648
China Maple Leaf Educational Systems Ltd.	64,000	115,348
China Medical System Holdings Ltd.	225,000	449,687
China Overseas Property Holdings Ltd.	160,000	53,024
China Pioneer Pharma Holdings Ltd.	254,000	71,226
China Railway Signal & Communication Corp., Ltd. Class H(a)(b)	118,000	83,776
China Yuhua Education Corp., Ltd.(a)(b)	44,000	31,295
Cogobuy Group(a)(b)	59,000	26,471
Consun Pharmaceutical Group Ltd.	87,000	81,395
Cosmo Lady China Holdings Co., Ltd.(a)(b)	144,000	71,766
CSPC Pharmaceutical Group Ltd.	344,000	1,039,176
Geely Automobile Holdings Ltd.	161,000	417,612
Greentown Service Group Co., Ltd.	74,000	67,157
Guangzhou Automobile Group Co., Ltd. Class H	396,400	387,535
Haitian International Holdings Ltd.	102,000	240,782
Kingboard Laminates Holdings Ltd.	145,000	179,091
Logan Property Holdings Co., Ltd.(b)	548,000	741,801
Minth Group Ltd.	80,000	338,030
Shenzhou International Group Holdings Ltd.	139,000	1,715,918
Sino Biopharmaceutical Ltd.	435,500	668,339
Sunny Optical Technology Group Co., Ltd.	9,400	174,929
Tencent Holdings Ltd.	44,000	2,208,567
TravelSky Technology Ltd. Class H*	55,000	160,188
Xiabuxiabu Catering Management China Holdings Co., Ltd.(a)	39,000	85,204
Yadea Group Holdings Ltd.(a)	120,000	44,510
Yestar Healthcare Holdings Co., Ltd.(b)	85,000	28,819
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)	46,000	233,945
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	70,500	57,062
Zhuzhou CRRC Times Electric Co., Ltd. Class H	55,364	263,220

Total China		13,240,733

India - 16.8%
Adani Ports & Special Economic Zone Ltd.	19,946	108,631
AIA Engineering Ltd.	1,976	43,263
Ajanta Pharma Ltd.*	3,489	50,042
Alembic Pharmaceuticals Ltd.	5,026	36,869
Alkem Laboratories Ltd.	2,112	58,295
Amara Raja Batteries Ltd.	4,375	46,368
Asian Paints Ltd.	17,018	314,069
Aurobindo Pharma Ltd.	7,993	70,825
Bajaj Auto Ltd.	8,367	343,192
Bajaj Corp., Ltd.	13,078	77,363
Bajaj Holdings & Investment Ltd.	2,486	104,585
Balkrishna Industries Ltd.	3,405	51,760
Bata India Ltd.	2,154	27,018
Berger Paints India Ltd.	10,967	44,979
Bharat Forge Ltd.	7,332	65,567
Britannia Industries Ltd.	1,119	101,484
Cadila Healthcare Ltd.*	13,548	74,626
Care Ratings Ltd.	4,833	88,467
Castrol India Ltd.	56,525	135,053
Ceat Ltd.	1,251	22,972
Colgate-Palmolive India Ltd.	5,295	91,568
CRISIL Ltd.	4,352	114,309
Cummins India Ltd.	7,636	72,181
Dabur India Ltd.	31,944	182,507
DB Corp., Ltd.*	8,047	30,255
DCM Shriram Ltd.	3,377	14,597
Eicher Motors Ltd.	356	148,554
Emami Ltd.	5,840	45,103
Finolex Industries Ltd.	3,965	33,440
GHCL Ltd.	7,653	30,561
Godrej Consumer Products Ltd.	16,972	303,621
Greaves Cotton Ltd.	30,637	64,681
Gulf Oil Lubricants India Ltd.	1,848	22,983

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2018

Investments	Shares	Value
Havells India Ltd.*	13,290	$105,395
Hero MotoCorp Ltd.	16,192	820,885
Hexaware Technologies Ltd.	7,539	50,412
Hindustan Unilever Ltd.	83,041	1,989,093
Hindustan Zinc Ltd.	8,823	35,349
Indraprastha Gas Ltd.	9,802	36,381
InterGlobe Aviation Ltd.(a)	12,025	191,041
ITC Ltd.	443,975	1,724,967
Kajaria Ceramics Ltd.	2,893	20,418
Kansai Nerolac Paints Ltd.	5,650	36,465
L&T Technology Services Ltd.(a)	1,980	35,202
Larsen & Toubro Infotech Ltd.(a)	1,840	44,886
Mahanagar Gas Ltd.	2,256	27,315
Marico Ltd.	42,773	207,045
Maruti Suzuki India Ltd.	8,352	1,075,843
Mindtree Ltd.	10,196	146,865
Motherson Sumi Systems Ltd.	23,380	97,151
Natco Pharma Ltd.	5,486	64,512
Nestle India Ltd.	1,810	259,159
Persistent Systems Ltd.	3,439	40,729
PI Industries Ltd.	3,362	36,952
Pidilite Industries Ltd.	5,561	86,319
Rallis India Ltd.	10,562	28,966
Siemens Ltd.	3,212	45,959
Solar Industries India Ltd.	1,326	21,833
Sonata Software Ltd.	11,061	50,538
Sun Pharmaceutical Industries Ltd.	60,634	499,125
Sun TV Network Ltd.	10,132	115,686
Supreme Industries Ltd.	3,239	53,503
Supreme Petrochem Ltd.	3,562	14,042
Tata Consultancy Services Ltd.	77,520	2,090,602
Thyrocare Technologies Ltd.(a)	3,166	26,563
Titan Co., Ltd.	8,926	114,449
Torrent Pharmaceuticals Ltd.	4,276	87,445
TVS Motor Co., Ltd.	1,790	14,444
UPL Ltd.*	27,029	244,115
Vakrangee Ltd.	8,570	8,362
Vardhman Textiles Ltd.	2,212	39,386
Voltas Ltd.	5,695	43,538
Welspun India Ltd.	23,601	18,653
Zee Entertainment Enterprises Ltd.	20,487	162,649

Total India		13,832,030

Indonesia - 7.0%
Ace Hardware Indonesia Tbk PT	668,107	59,211
Hanjaya Mandala Sampoerna Tbk PT	2,260,900	564,831
Kalbe Farma Tbk PT	2,338,731	199,110
Matahari Department Store Tbk PT	936,200	574,917
Nippon Indosari Corpindo Tbk PT	442,300	29,013
Pakuwon Jati Tbk PT*	1,570,300	58,078
Surya Citra Media Tbk PT	1,354,000	194,644
Telekomunikasi Indonesia Persero Tbk PT	13,213,700	3,457,877
Unilever Indonesia Tbk PT	184,865	594,716

Total Indonesia		5,732,397

Malaysia - 1.7%
Fraser & Neave Holdings Bhd	16,700	161,315
Hai-O Enterprise Bhd	33,600	40,758
HAP Seng Consolidated Bhd	79,900	193,841
Hartalega Holdings Bhd	157,400	233,402
HeveaBoard Bhd	147,100	28,586
Inari Amertron Bhd	213,375	119,378
Kossan Rubber Industries	26,800	55,995
Lingkaran Trans Kota Holdings Bhd	68,500	71,730
Matrix Concepts Holdings Bhd	223,700	110,202
My EG Services Bhd	91,850	21,942
Padini Holdings Bhd	55,400	81,876
Petron Malaysia Refining & Marketing Bhd	10,800	19,384
Scientex Bhd	39,300	70,146
Serba Dinamik Holdings Bhd	63,300	50,928
SKP Resources Bhd	159,600	55,314
Sunway Construction Group Bhd	99,400	44,539

Total Malaysia		1,359,336

Mexico - 5.8%
America Movil S.A.B. de C.V. Series L	3,457,859	2,915,011
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	123,267	649,518
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	31,378	503,449
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	349,506	596,565
Promotora y Operadora de Infraestructura S.A.B. de C.V. Series L	4,222	30,931
Rassini S.A.B. de C.V.	26,121	90,380

Total Mexico		4,785,854

Philippines - 0.3%
D&L Industries, Inc.	474,800	90,392
Semirara Mining & Power Corp.	333,690	189,456

Total Philippines		279,848

Poland - 0.4%
CCC S.A.	1,747	96,590
CD Projekt S.A.	2,404	103,892
LiveChat Software S.A.	2,770	24,193
Warsaw Stock Exchange	8,070	78,891

Total Poland		303,566

Russia - 10.8%
Magnit PJSC GDR Reg S	74,236	1,336,248
MMC Norilsk Nickel PJSC ADR	289,139	5,190,045
Novatek PJSC GDR Reg S	15,943	2,364,347

Total Russia		8,890,640

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2018

Investments	Shares	Value
Singapore - 0.3%
IGG, Inc.(b)	198,000	$253,385

South Africa - 9.8%
Astral Foods Ltd.	5,631	117,264
AVI Ltd.	119,002	939,427
City Lodge Hotels Ltd.	6,635	68,653
Clicks Group Ltd.	38,065	545,803
Mr. Price Group Ltd.	68,101	1,124,198
Naspers Ltd. Class N	5,777	1,468,881
Netcare Ltd.(b)	464,611	936,256
Pick n Pay Stores Ltd.	91,702	500,317
RMB Holdings Ltd.	337,872	1,868,295
Santam Ltd.	10,125	210,844
Tsogo Sun Holdings Ltd.	193,140	288,873

Total South Africa		8,068,811

South Korea - 7.6%
BGF Co., Ltd.	760	7,365
Caregen Co., Ltd.	786	56,772
Com2uS Corp.	505	76,124
Cosmax, Inc.	572	83,401
Dongwon Development Co., Ltd.	9,619	33,660
DoubleUGames Co., Ltd.	654	31,512
Grand Korea Leisure Co., Ltd.	9,894	231,259
Hanssem Co., Ltd.	601	56,622
IS Dongseo Co., Ltd.	4,316	107,464
It’s Hanbul Co., Ltd.	1,752	83,788
Jeju Air Co., Ltd.	1,093	41,239
Kakao M Corp.	561	45,303
Korea Asset In Trust Co., Ltd.	9,987	44,581
Korea Petrochemical Ind Co., Ltd.	601	135,083
Korea Real Estate Investment & Trust Co., Ltd.	34,026	82,890
LEENO Industrial, Inc.	791	44,713
Medy-Tox, Inc.	154	106,024
Modetour Network, Inc.	2,332	56,914
NAVER Corp.	142	97,215
NICE Information Service Co., Ltd.	5,266	51,975
Samjin Pharmaceutical Co., Ltd.	2,383	96,539
Samsung Electronics Co., Ltd.	57,063	2,388,505
SK Holdings Co., Ltd.	3,428	796,637
SK Hynix, Inc.	17,855	1,372,969
SK Materials Co., Ltd.	902	144,789

Total South Korea		6,273,343

Taiwan - 13.9%
Accton Technology Corp.	67,000	193,824
Advantech Co., Ltd.	47,399	312,485
Aerospace Industrial Development Corp.	7,998	8,316
ASMedia Technology, Inc.	4,000	63,893
Aten International Co., Ltd.	32,000	92,887
Catcher Technology Co., Ltd.	103,000	1,152,008
Charoen Pokphand Enterprise	71,000	139,958
China Steel Chemical Corp.	43,000	210,145
Chong Hong Construction Co., Ltd.	153,000	472,221
Chroma ATE, Inc.	40,000	215,163
Cleanaway Co., Ltd.	38,000	238,057
Cub Elecparts, Inc.	8,618	110,239
Eclat Textile Co., Ltd.	42,483	505,111
Elite Advanced Laser Corp.	23,000	78,079
Elite Material Co., Ltd.	42,000	109,930
Ennoconn Corp.	5,050	73,294
Feng TAY Enterprise Co., Ltd.	109,680	550,406
Flytech Technology Co., Ltd.	32,000	82,077
Formosa International Hotels Corp.	24,000	117,290
Foxsemicon Integrated Technology, Inc.	6,000	37,293
Grape King Bio Ltd.	33,000	248,946
Holtek Semiconductor, Inc.	37,000	90,047
Hota Industrial Manufacturing Co., Ltd.	37,383	181,468
Kung Long Batteries Industrial Co., Ltd.	36,000	171,212
Largan Precision Co., Ltd.	5,000	736,343
LCY Chemical Corp.	337,000	521,165
Merry Electronics Co., Ltd.	31,000	135,231
momo.com, Inc.	12,000	85,016
Nien Made Enterprise Co., Ltd.	33,000	281,959
Novatek Microelectronics Corp.	151,000	680,994
Posiflex Technology, Inc.	21,000	79,899
Ruentex Industries Ltd.*	89,000	181,570
Shiny Chemical Industrial Co., Ltd.	29,000	103,203
Sinbon Electronics Co., Ltd.	35,000	95,626
Standard Foods Corp.	77,408	156,652
Sunny Friend Environmental Technology Co., Ltd.	11,000	77,570
Taiwan Semiconductor Manufacturing Co., Ltd.	359,291	2,551,339
Thinking Electronic Industrial Co., Ltd.	13,000	38,034
Vivotek, Inc.	12,175	32,306
Voltronic Power Technology Corp.	12,150	207,624

Total Taiwan		11,418,880

Thailand - 3.0%
Amata Corp. PCL NVDR	113,500	64,064
Bangkok Aviation Fuel Services PCL NVDR	62,500	59,425
Bumrungrad Hospital PCL NVDR	33,490	168,309
Carabao Group PCL NVDR	29,500	41,850
Chularat Hospital PCL NVDR	512,400	32,170
Com7 PCL NVDR	58,200	29,161
CP ALL PCL NVDR	535,717	1,188,506
Eastern Polymer Group PCL NVDR	149,400	32,919
Energy Absolute PCL NVDR	55,100	54,468
Forth Smart Service PCL NVDR	43,400	11,462
Karmarts PCL NVDR	124,800	15,294
KCE Electronics PCL NVDR	48,400	55,515
Malee Group PCL NVDR	23,500	8,725
MCS Steel PCL NVDR	165,600	34,240
SPCG PCL NVDR	168,700	98,277
SVI PCL NVDR(b)	242,300	29,840
Syntec Construction PCL NVDR	171,200	20,050

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Quality Dividend Growth Fund (DGRE)

June 30, 2018

Investments	Shares	Value
Taokaenoi Food & Marketing PCL NVDR	99,100	$43,971
Thai Vegetable Oil PCL NVDR	256,900	205,489
TIPCO Foods PCL NVDR(b)	62,000	16,001
TTW PCL NVDR	625,500	220,898
VGI Global Media PCL NVDR	248,480	57,751

Total Thailand		2,488,385

Turkey - 1.7%
Arcelik AS	59,125	196,817
BIM Birlesik Magazalar AS	36,604	536,532
EGE Endustri VE Ticaret AS	308	19,732
Petkim Petrokimya Holding AS	407,247	430,253
Tofas Turk Otomobil Fabrikasi AS	30,297	159,117
Turk Traktor ve Ziraat Makineleri AS	6,647	75,448

Total Turkey		1,417,899

TOTAL COMMON STOCKS (Cost: $79,938,544)		82,274,402

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
United States - 1.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $845,054)(d)	845,054	845,054

TOTAL INVESTMENTS IN SECURITIES - 101.0% (Cost: $80,783,598)		83,119,456
Other Assets less Liabilities - (1.0)%		(796,366)

NET ASSETS - 100.0%		$82,323,090

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,165,831 and the total market value of the collateral held by the Fund was $1,247,795. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $402,741.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.4%

Brazil - 3.7%
AES Tiete Energia S.A.	1,285,750	$3,224,902
Alupar Investimento S.A.	257,771	1,018,381
Arezzo Industria e Comercio S.A.	134,726	1,561,777
Cia de Saneamento de Minas Gerais-COPASA	198,042	2,111,473
Cia Hering	924,350	3,423,607
Cia Paranaense de Energia	141,205	705,034
CVC Brasil Operadora e Agencia de Viagens S.A.	207,672	2,439,771
Cyrela Brazil Realty S.A. Empreendimentos e Participacoes	192,386	550,046
EcoRodovias Infraestrutura e Logistica S.A.	800,484	1,539,632
Ez Tec Empreendimentos e Participacoes S.A.	379,782	1,592,214
Grendene S.A.	1,631,979	3,359,483
Guararapes Confeccoes S.A.	15,427	378,558
Iguatemi Empresa de Shopping Centers S.A.	143,135	1,147,342
Instituto Hermes Pardini S.A.	71,135	325,408
Linx S.A.	138,746	638,302
Magnesita Refratarios S.A.	210,849	3,474,509
Mahle-Metal Leve S.A.	89,049	602,239
Minerva S.A.*	289,896	472,435
MRV Engenharia e Participacoes S.A.	1,386,066	4,337,536
Multiplus S.A.	363,719	2,765,187
Odontoprev S.A.	906,198	3,078,444
Sao Martinho S.A.	168,518	781,839
SLC Agricola S.A.	528,596	7,001,417
Sul America S.A.	725,680	3,447,895
Tegma Gestao Logistica S.A.	41,823	167,514
TOTVS S.A.	271,706	1,920,882
Tupy S.A.	687,143	3,202,286
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A.	260,165	1,123,185
Wiz Solucoes e Corretagem de Seguros S.A.	420,024	893,018

Total Brazil		57,284,316

Chile - 1.8%
CAP S.A.	162,194	1,614,728
Empresas Lipigas S.A.	262,649	2,182,539
Engie Energia Chile S.A.	856,557	1,578,798
Forus S.A.	251,682	807,569
Grupo Security S.A.	7,071,080	3,245,738
Inversiones Aguas Metropolitanas S.A.	1,550,876	2,370,056
Inversiones La Construccion S.A.	264,348	4,224,809
Parque Arauco S.A.	1,490,264	4,194,197
Ripley Corp. S.A.	2,281,227	2,166,630
Salfacorp S.A.	713,479	1,120,337
Sociedad Matriz SAAM S.A.	10,806,988	990,987
SONDA S.A.	530,082	789,767
Vina Concha y Toro S.A.	1,445,302	2,968,325

Total Chile		28,254,480

China - 21.7%
Angang Steel Co., Ltd. Class H(a)	1,014,000	915,068
Anhui Expressway Co., Ltd. Class H	2,079,666	1,253,825
AviChina Industry & Technology Co., Ltd. Class H	2,155,000	1,282,763
BAIC Motor Corp., Ltd. Class H*(a)(b)	4,951,500	4,733,476
Bank of Chongqing Co., Ltd. Class H	3,653,000	2,323,445
BBMG Corp. Class H(a)	3,936,000	1,454,907
Beijing Capital International Airport Co., Ltd. Class H	2,664,000	2,808,160
Beijing Capital Land Ltd. Class H	4,030,000	1,736,217
Beijing Jingneng Clean Energy Co., Ltd. Class H	8,338,000	1,934,263
Beijing North Star Co., Ltd. Class H	1,932,000	615,643
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	418,000	856,731
Beijing Urban Construction Design & Development Group Co., Ltd. Class H(a)(b)	1,466,000	657,747
CECEP COSTIN New Materials Group Ltd.*†	4,614,000	1
Central China Securities Co., Ltd. Class H(a)	6,971,000	2,114,726
CGN Meiya Power Holdings Co., Ltd.*(b)	7,350,000	1,302,220
Chaowei Power Holdings Ltd.(a)	1,036,000	528,204
China Aerospace International Holdings Ltd.	8,532,000	826,507
China Aoyuan Property Group Ltd.(a)	4,701,000	3,445,405
China Coal Energy Co., Ltd. Class H	2,184,000	904,728
China Communications Services Corp., Ltd. Class H	7,756,000	4,913,334
China Electronics Huada Technology Co., Ltd.	4,904,000	718,837
China High Speed Transmission Equipment Group Co., Ltd.(a)	1,349,000	2,080,556
China Lesso Group Holdings Ltd.	3,084,000	1,957,609
China Lilang Ltd.	3,016,000	4,328,644
China Maple Leaf Educational Systems Ltd.(a)	1,018,000	1,834,760
China Merchants Securities Co., Ltd. Class H(a)(b)	1,795,200	2,434,650
China National Building Material Co., Ltd. Class H(a)	3,244,000	3,212,802
China Oilfield Services Ltd. Class H	2,100,000	1,983,443
China Overseas Property Holdings Ltd.(a)	2,940,000	974,323

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
China Pioneer Pharma Holdings Ltd.	3,270,000	$916,965
China Power Clean Energy Development Co., Ltd.*(a)	1,589,000	775,720
China Railway Signal & Communication Corp., Ltd. Class H(a)(b)	3,343,000	2,373,415
China Reinsurance Group Corp. Class H*	23,990,000	5,259,456
China Resources Phoenix Healthcare Holdings Co., Ltd.(a)	522,000	638,740
China Sanjiang Fine Chemicals Co., Ltd.	3,964,000	1,323,784
China SCE Property Holdings Ltd.	7,638,000	3,621,635
China Shineway Pharmaceutical Group Ltd.*	2,213,000	4,327,020
China Singyes Solar Technologies Holdings Ltd.(a)	2,622,000	802,095
China South City Holdings Ltd.	9,230,000	1,800,011
China Southern Airlines Co., Ltd. Class H	4,002,000	3,147,345
China Suntien Green Energy Corp., Ltd. Class H	5,987,000	1,724,645
China Travel International Investment Hong Kong Ltd.	5,562,000	2,169,375
China Yongda Automobiles Services Holdings Ltd.(a)	1,611,500	1,583,678
China ZhengTong Auto Services Holdings Ltd.(a)	1,509,500	1,006,276
Chongqing Rural Commercial Bank Co., Ltd. Class H	13,212,000	7,864,436
CITIC Resources Holdings Ltd.(a)	7,870,000	832,597
CITIC Telecom International Holdings Ltd.	10,479,000	2,751,498
Cogobuy Group(a)(b)	1,259,000	564,873
Colour Life Services Group Co., Ltd.(a)	983,000	989,835
Consun Pharmaceutical Group Ltd.	1,622,000	1,517,501
COSCO Shipping Energy Transportation Co., Ltd. Class H*(a)	7,904,000	3,808,210
Cosmo Lady China Holdings Co., Ltd.(a)(b)	2,320,000	1,156,237
CPMC Holdings Ltd.(a)	2,969,000	1,835,414
CSC Financial Co., Ltd. Class H*(b)	2,486,500	1,768,499
Dah Chong Hong Holdings Ltd.	2,504,000	1,247,939
E-Commodities Holdings Ltd.	22,956,000	1,609,315
Everbright Securities Co., Ltd. Class H(a)(b)	2,249,800	2,741,473
Fantasia Holdings Group Co., Ltd.(a)	8,430,000	1,407,606
Fu Shou Yuan International Group Ltd.	1,623,000	1,830,813
Fufeng Group Ltd.(a)	4,307,000	1,937,902
Future Land Development Holdings Ltd.*(a)	3,448,565	3,120,893
Fuyao Glass Industry Group Co., Ltd. Class H(b)	1,700,800	5,744,884
Goodbaby International Holdings Ltd.	1,055,000	638,746
Greatview Aseptic Packaging Co., Ltd.	3,873,000	2,310,338
Greenland Hong Kong Holdings Ltd.	2,758,000	1,022,985
Greentown Service Group Co., Ltd.(a)	798,000	724,211
Guangshen Railway Co., Ltd. Class H	2,392,665	1,347,989
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class H(a)	564,000	2,487,353
Guangzhou R&F Properties Co., Ltd. Class H	7,266,800	14,671,703
Guotai Junan International Holdings Ltd.(a)	8,715,000	1,888,419
Hisense Kelon Electrical Holdings Co., Ltd. Class H(a)	1,387,000	1,416,091
Huabao International Holdings Ltd.	5,636,000	3,606,258
Huadian Fuxin Energy Corp., Ltd. Class H	9,812,000	2,301,217
Huadian Power International Corp., Ltd. Class H(a)	14,854,000	5,869,313
Huaneng Renewables Corp., Ltd. Class H	9,256,000	3,079,257
Jiangnan Group Ltd.(a)	18,984,000	1,125,182
Jiangsu Expressway Co., Ltd. Class H	5,171,933	6,163,773
Jiangxi Copper Co., Ltd. Class H	1,902,000	2,424,335
Legend Holdings Corp. Class H(b)	590,300	1,798,261
Livzon Pharmaceutical Group, Inc. Class H(a)	83,250	398,983
Lonking Holdings Ltd.	3,951,000	1,818,010
Luye Pharma Group Ltd.(a)	3,628,500	3,723,104
Metallurgical Corp. of China Ltd. Class H	9,121,000	2,697,196
Orient Securities Co., Ltd. Class H(a)(b)	1,970,000	1,534,227
Powerlong Real Estate Holdings Ltd.(a)	7,399,000	3,989,289
Qingdao Port International Co., Ltd. Class H(b)	3,541,000	2,653,905
Red Star Macalline Group Corp., Ltd. Class H(a)(b)	5,064,000	6,829,069
Shandong Chenming Paper Holdings Ltd. Class H(a)	1,498,500	1,241,516
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	3,360,000	2,376,919
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	428,000	2,348,546
Shanghai Industrial Urban Development Group Ltd.	2,766,000	507,688
Shanghai Jin Jiang International Hotels Group Co., Ltd. Class H	3,491,587	1,415,247

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	1,620,100	$4,470,765
Shenzhen Expressway Co., Ltd. Class H	2,379,697	2,335,579
Shougang Fushan Resources Group Ltd.	14,336,000	3,417,053
Shui On Land Ltd.	13,155,500	3,336,895
Sichuan Expressway Co., Ltd. Class H	3,124,000	947,698
Sinopec Engineering Group Co., Ltd. Class H	2,326,500	2,431,639
Sinopec Kantons Holdings Ltd.(a)	2,472,000	1,168,973
Sinopec Shanghai Petrochemical Co., Ltd. Class H	23,564,000	14,356,846
Sinotrans Ltd. Class H	8,307,000	4,383,557
SITC International Holdings Co., Ltd.	4,862,000	5,422,570
SSY Group Ltd.	2,616,000	2,904,277
Sun King Power Electronics Group(a)	2,140,000	390,060
TCL Electronics Holdings Ltd.	1,805,000	860,461
Tian Ge Interactive Holdings Ltd.(a)(b)	690,000	511,864
Tianjin Port Development Holdings Ltd.*	7,056,000	854,406
Tianneng Power International Ltd.	2,638,000	4,108,924
Times China Holdings Ltd.	3,506,000	5,201,721
Tong Ren Tang Technologies Co., Ltd. Class H	1,504,888	2,390,036
TravelSky Technology Ltd. Class H*	1,391,000	4,051,310
Tsaker Chemical Group Ltd.(b)	1,074,500	671,096
Virscend Education Co., Ltd.(a)(b)	1,684,000	1,180,557
Weichai Power Co., Ltd. Class H	7,183,076	9,906,491
Wisdom Sports Group(a)	4,956,000	442,193
Xiabuxiabu Catering Management China Holdings Co., Ltd.(b)	445,000	972,194
Xingda International Holdings Ltd.	4,898,000	1,435,915
Xinhua Winshare Publishing and Media Co., Ltd. Class H	4,580,000	3,187,427
Xinjiang Goldwind Science & Technology Co., Ltd. Class H(a)	1,186,380	1,444,140
XTEP International Holdings Ltd.	4,718,000	3,229,344
Yadea Group Holdings Ltd.(b)	1,400,000	519,282
Yanzhou Coal Mining Co., Ltd. Class H	3,364,000	4,399,319
YiChang HEC ChangJiang Pharmaceutical Co., Ltd. Class H(a)(b)	562,600	2,861,243
Yuexiu Property Co., Ltd.	29,488,000	5,637,918
Yuexiu Transport Infrastructure Ltd.(a)	3,998,000	2,914,882
Yuzhou Properties Co., Ltd.	11,721,000	6,887,280
Zhaojin Mining Industry Co., Ltd. Class H(a)	1,180,500	901,312
Zhejiang Expressway Co., Ltd. Class H	6,342,000	5,658,566
Zijin Mining Group Co., Ltd. Class H	15,460,000	5,911,707
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H(a)	6,404,400	2,734,673

Total China		337,182,382

Czech Republic - 1.0%
Moneta Money Bank AS(b)	4,493,195	15,386,204

Hong Kong - 0.8%
C&D International Investment Group Ltd.	888,000	862,482
Canvest Environmental Protection Group Co., Ltd.(a)	845,000	453,441
China Vast Industrial Urban Development Co., Ltd.(b)	1,267,000	565,232
China Water Affairs Group Ltd.(a)	1,444,000	1,507,416
Concord New Energy Group Ltd.(a)	26,110,000	1,148,175
CP Pokphand Co., Ltd.	37,312,000	3,376,673
Hua Han Health Industry Holdings Ltd.*†	8,880,000	299,945
Joy City Property Ltd.	9,776,000	1,233,612
Ju Teng International Holdings Ltd.	2,844,000	471,254
LVGEM China Real Estate Investment Co., Ltd.(a)	2,672,000	991,087
Pou Sheng International Holdings Ltd.(a)	6,070,000	1,160,545
Wasion Holdings Ltd.	1,750,000	950,232

Total Hong Kong		13,020,094

Hungary - 0.2%
Magyar Telekom Telecommunications PLC	2,261,954	3,225,703

India - 3.6%
AIA Engineering Ltd.	20,351	445,574
Allcargo Logistics Ltd.	241,201	372,284
Amara Raja Batteries Ltd.	149,058	1,579,778
Apollo Hospitals Enterprise Ltd.	81,065	1,239,313
Apollo Tyres Ltd.*	414,379	1,536,193
Arvind Ltd.	128,977	750,538
Bajaj Corp., Ltd.	71,991	425,862
Balmer Lawrie & Co., Ltd.	67,902	207,873
Balrampur Chini Mills Ltd.	293,251	275,424
Banco Products India Ltd.	46,603	138,452
Bata India Ltd.	45,872	575,383
Care Ratings Ltd.	61,315	1,122,356
Ceat Ltd.	22,657	416,054
CESC Ltd.	52,714	701,712
Chennai Petroleum Corp., Ltd.	247,563	1,098,614
Coromandel International Ltd.	115,413	663,016
CRISIL Ltd.	30,004	788,079
Crompton Greaves Consumer Electricals Ltd.	421,088	1,390,208

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
DB Corp., Ltd.*	228,502	$859,113
Engineers India Ltd.	523,070	948,191
Finolex Industries Ltd.	48,575	409,678
Gateway Distriparks Ltd.	121,959	316,490
GE T&D India Ltd.	109,343	462,970
GHCL Ltd.	163,126	651,409
Great Eastern Shipping Co., Ltd. (The)	99,861	410,871
Greaves Cotton Ltd.	460,492	972,198
Gujarat Pipavav Port Ltd.	375,433	578,095
Gulf Oil Lubricants India Ltd.	21,034	261,593
HeidelbergCement India Ltd.	325,696	659,806
Hexaware Technologies Ltd.	265,722	1,776,845
Indian Bank*	343,677	1,724,028
Indian Hotels Co., Ltd. (The)	563,145	1,085,358
IRB Infrastructure Developers Ltd.	690,188	2,124,508
Jagran Prakashan Ltd.	51,769	103,742
Jain Irrigation Systems Ltd.	494,265	554,033
Jyothy Laboratories Ltd.	83,968	287,573
Kajaria Ceramics Ltd.	59,249	418,155
Karnataka Bank Ltd. (The)	808,806	1,294,987
Karur Vysya Bank Ltd. (The)	895,858	1,355,914
KPIT Technologies Ltd.	308,282	1,222,734
L&T Technology Services Ltd.(b)	10,952	194,711
Mindtree Ltd.	266,842	3,843,631
Mphasis Ltd.	215,653	3,412,552
Multi Commodity Exchange of India Ltd.	55,033	587,198
Natco Pharma Ltd.	67,573	794,623
NIIT Technologies Ltd.	70,302	1,126,535
Persistent Systems Ltd.	65,100	771,005
PI Industries Ltd.	65,497	719,879
Rallis India Ltd.	266,305	730,332
Redington India Ltd.	366,893	586,097
Reliance Infrastructure Ltd.	412,248	2,357,121
SJVN Ltd.	1,396,218	594,027
Sonata Software Ltd.	289,051	1,320,695
South Indian Bank Ltd. (The)	2,935,840	955,546
SRF Ltd.	26,313	651,575
Sundram Fasteners Ltd.	62,053	566,325
Supreme Industries Ltd.	51,073	843,638
Tata Global Beverages Ltd.	391,937	1,540,805
Torrent Power Ltd.	124,749	413,584
Vijaya Bank	1,059,416	791,682
Wockhardt Ltd.*	85,276	797,809

Total India		55,804,374

Indonesia - 2.9%
Ace Hardware Indonesia Tbk PT	14,074,100	1,247,321
Adhi Karya Persero Tbk PT	5,513,400	688,694
AKR Corporindo Tbk PT	4,267,945	1,280,681
Astra Agro Lestari Tbk PT	1,855,866	1,450,502
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	20,610,900	3,006,056
Bank Pembangunan Daerah Jawa Timur Tbk PT	26,488,500	1,256,956
Bank Tabungan Negara Persero Tbk PT	9,985,116	1,707,155
Bukit Asam Tbk PT	11,181,200	3,097,653
Ciputra Development Tbk PT	7,455,700	530,692
Global Mediacom Tbk PT	11,571,400	448,160
Indah Kiat Pulp & Paper Corp. Tbk PT	1,820,400	2,362,836
Indo Tambangraya Megah Tbk PT	3,354,000	5,236,968
Japfa Comfeed Indonesia Tbk PT	20,842,600	2,334,429
Matahari Department Store Tbk PT	14,288,800	8,774,699
Media Nusantara Citra Tbk PT	22,289,940	1,431,036
Pakuwon Jati Tbk PT*	16,658,700	616,128
Puradelta Lestari Tbk PT	106,645,700	952,592
Ramayana Lestari Sentosa Tbk PT	7,894,000	820,800
Summarecon Agung Tbk PT	9,582,000	605,144
Tower Bersama Infrastructure Tbk PT	4,825,103	1,680,200
Waskita Beton Precast Tbk PT	57,247,800	1,462,156
Waskita Karya Persero Tbk PT	13,212,800	1,774,923
Wijaya Karya Beton Tbk PT	29,443,800	838,316
Wijaya Karya Persero Tbk PT	11,888,300	1,099,232

Total Indonesia		44,703,329

Malaysia - 5.2%
7-Eleven Malaysia Holdings Bhd Class B	2,312,478	847,250
AirAsia Group Bhd	12,615,400	9,337,801
Alliance Bank Malaysia Bhd	1,807,347	1,807,571
Ann Joo Resources Bhd	853,400	420,415
Berjaya Sports Toto Bhd	7,663,700	4,648,116
Bermaz Auto Bhd	3,915,980	2,132,728
Bursa Malaysia Bhd	1,861,450	3,386,968
Cahya Mata Sarawak Bhd	1,612,000	937,789
Dialog Group Bhd	6,276,876	4,801,472
DRB-Hicom Bhd	1,785,900	866,534
Econpile Holdings Bhd	1,352,200	247,711
Felda Global Ventures Holdings Bhd	1,255,600	469,354
Fraser & Neave Holdings Bhd	343,800	3,320,974
Genting Plantations Bhd	639,800	1,496,747
George Kent Malaysia Bhd	740,600	221,841
Globetronics Technology Bhd	1,859,533	1,017,346
Hartalega Holdings Bhd	2,275,888	3,374,816
HeveaBoard Bhd	1,895,900	368,432
Inari Amertron Bhd	3,770,875	2,109,711
IOI Properties Group Bhd	6,422,100	2,543,721
Kossan Rubber Industries	459,400	959,855
KPJ Healthcare Bhd	4,328,300	1,092,924
LBS Bina Group Bhd	5,475,480	1,186,049
Lingkaran Trans Kota Holdings Bhd	1,348,000	1,411,571
Mah Sing Group Bhd	6,279,477	1,663,335
Malakoff Corp. Bhd	6,870,763	1,403,238
Malaysian Resources Corp. Bhd	2,433,543	361,462
Matrix Concepts Holdings Bhd	3,216,900	1,584,758
Muhibbah Engineering M Bhd	1,514,200	1,124,545
My EG Services Bhd	1,256,900	300,262
Padini Holdings Bhd	1,312,100	1,939,160
Pos Malaysia Bhd	1,149,200	1,132,273
QL Resources Bhd	751,500	1,116,227
Sapura Energy Bhd*	1,830,400	290,000
Scientex Bhd	583,900	1,042,188
SKP Resources Bhd	2,174,000	753,460

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
SP Setia Bhd Group	7,183,040	$5,512,421
Sunway Bhd	5,041,161	1,934,348
Sunway Construction Group Bhd	3,070,400	1,375,770
Top Glove Corp. Bhd	2,019,380	6,068,888
Tune Protect Group Bhd	3,533,100	787,174
Unisem M Bhd	1,806,800	1,033,224
UOA Development Bhd	2,276,660	1,341,367
VS Industry Bhd	3,133,825	1,202,483

Total Malaysia		80,974,279

Mexico - 2.6%
Bolsa Mexicana de Valores S.A.B. de C.V.	2,410,509	4,086,243
Corp. Inmobiliaria Vesta S.A.B. de C.V.	3,397,048	4,479,681
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	1,606,986	8,467,524
Grupo Cementos de Chihuahua S.A.B. de C.V.	95,740	627,608
Grupo Comercial Chedraui S.A. de C.V.	479,132	1,123,254
Grupo Financiero Interacciones S.A. de C.V. Class O*	511,227	2,473,719
Grupo Rotoplas S.A.B. de C.V.*(a)	413,347	542,346
Macquarie Mexico Real Estate Management S.A. de C.V.*	7,290,903	7,303,607
Megacable Holdings S.A.B. de C.V. Series CPO	872,664	3,633,038
Prologis Property Mexico S.A. de C.V.	2,300,577	4,287,302
Qualitas Controladora S.A.B. de C.V.	519,359	1,297,621
Regional S.A.B. de C.V.	186,599	1,012,371
Unifin Financiera S.A.B. de C.V. SOFOM ENR(a)	209,274	569,400

Total Mexico		39,903,714

Philippines - 0.8%
Cebu Air, Inc.	580,120	753,311
D&L Industries, Inc.	6,615,100	1,259,370
Energy Development Corp.*	21,818,500	2,138,207
Filinvest Land, Inc.	31,503,000	826,424
Manila Water Co., Inc.	2,784,745	1,461,055
Petron Corp.	3,939,900	655,573
Pilipinas Shell Petroleum Corp.	1,648,890	1,585,011
Robinsons Land Corp.	3,447,926	1,201,694
Robinsons Retail Holdings, Inc.	563,880	839,995
Vista Land & Lifescapes, Inc.	10,792,000	1,241,634

Total Philippines		11,962,274

Poland - 0.6%
Asseco Poland S.A.	547,314	5,853,297
Eurocash S.A.(a)	150,475	872,156
Grupa Azoty S.A.	67,775	780,219
LiveChat Software S.A.	64,963	567,393
Warsaw Stock Exchange	144,321	1,410,849

Total Poland		9,483,914

Russia - 0.1%
TMK PAO GDR Reg S	344,698	1,702,808

Singapore - 0.4%
IGG, Inc.(a)	5,003,000	6,402,452

South Africa - 10.7%
Adcock Ingram Holdings Ltd.	248,584	1,090,913
Advtech Ltd.	1,085,325	1,239,240
Aeci Ltd.	310,546	2,396,005
African Rainbow Minerals Ltd.	559,208	4,451,224
Alexander Forbes Group Holdings Ltd.	5,723,142	2,409,304
Astral Foods Ltd.	87,216	1,816,256
AVI Ltd.	1,613,500	12,737,306
Barloworld Ltd.	618,601	5,853,720
Blue Label Telecoms Ltd.	1,527,599	1,157,994
City Lodge Hotels Ltd.	97,665	1,010,550
Coronation Fund Managers Ltd.	1,841,225	7,833,056
Distell Group Holdings Ltd.*	549,000	5,547,579
EOH Holdings Ltd.	340,634	804,723
Foschini Group Ltd. (The)	1,180,390	14,984,978
Harmony Gold Mining Co., Ltd.(a)	1,834,652	2,840,406
Hosken Consolidated Investments Ltd.	66,149	674,943
Hyprop Investments Ltd.	1,874,284	13,994,654
Investec Ltd.	1,378,593	9,661,844
JSE Ltd.	469,627	5,554,490
KAP Industrial Holdings Ltd.	4,215,513	2,303,635
Lewis Group Ltd.(a)	548,394	1,244,727
Massmart Holdings Ltd.	274,157	2,232,661
Metair Investments Ltd.	1,191,669	1,348,493
Mpact Ltd.	733,552	1,257,709
Murray & Roberts Holdings Ltd.	835,268	1,067,071
Omnia Holdings Ltd.	253,282	2,439,269
Peregrine Holdings Ltd.	792,340	1,246,355
Pick n Pay Stores Ltd.	1,279,349	6,980,007
Pioneer Foods Group Ltd.	483,443	3,947,258
Raubex Group Ltd.	956,603	1,352,592
Reunert Ltd.	721,808	4,227,234
Rhodes Food Group Pty Ltd.(a)	622,772	832,862
Santam Ltd.	199,542	4,155,278
SPAR Group Ltd. (The)	841,599	11,385,265
Tongaat Hulett Ltd.	87,159	508,853
Trencor Ltd.	628,366	1,554,153
Truworths International Ltd.	2,851,485	16,071,297
Tsogo Sun Holdings Ltd.	2,106,437	3,150,530
Wilson Bayly Holmes-Ovcon Ltd.	104,168	1,136,205
Zeder Investments Ltd.	3,493,477	1,366,168

Total South Africa		165,866,807

South Korea - 8.4%
Aekyung Petrochemical Co., Ltd.	33,781	342,508
Ahnlab, Inc.	13,121	600,423
Bukwang Pharmaceutical Co., Ltd.	62,294	1,316,307
Caregen Co., Ltd.	7,892	570,037
Cheil Worldwide, Inc.	129,743	2,403,942
CJ CGV Co., Ltd.	11,665	703,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
CJ O Shopping Co., Ltd.	4,603	$1,154,777
Com2uS Corp.	12,176	1,835,413
Cosmax, Inc.	6,670	972,521
Cuckoo Holdings Co., Ltd.	4,636	738,349
Daeduck Electronics Co.	142,107	1,064,687
Daewoong Pharmaceutical Co., Ltd.	6,161	1,083,496
Daishin Securities Co., Ltd.	144,371	1,515,604
DGB Financial Group, Inc.	503,912	4,634,453
Dongkuk Steel Mill Co., Ltd.	84,036	636,396
Dongkuk Structures & Construction Co., Ltd.	117,335	472,183
DONGSUNG Corp.	226,625	1,268,856
Dongwon Development Co., Ltd.	103,649	362,702
Douzone Bizon Co., Ltd.	18,973	1,055,474
DTR Automotive Corp.	14,103	419,484
Eugene Corp.	170,183	1,152,877
Grand Korea Leisure Co., Ltd.	117,303	2,741,806
Green Cross Corp.	7,715	1,429,473
Green Cross Holdings Corp.	38,892	1,160,304
Halla Holdings Corp.	21,723	858,590
Hana Tour Service, Inc.	20,036	1,571,239
Hankook Tire Worldwide Co., Ltd.	26,293	412,856
Hanmi Semiconductor Co., Ltd.	142,476	1,078,957
Hansol Chemical Co., Ltd.	19,028	1,336,826
Hansol Paper Co., Ltd.	70,734	1,063,073
Hite Jinro Co., Ltd.	127,416	2,246,500
HMC Investment Securities Co., Ltd.	93,711	835,789
Hotel Shilla Co., Ltd.	18,753	2,078,058
Huchems Fine Chemical Corp.	56,373	1,479,507
Hyundai Corp.	51,431	1,672,834
Hyundai Department Store Co., Ltd.	22,569	2,338,914
Hyundai Elevator Co., Ltd.(a)	15,249	1,225,940
Hyundai Home Shopping Network Corp.	12,730	1,284,993
Hyundai Wia Corp.(a)	35,913	1,313,104
iMarketKorea, Inc.	152,055	942,755
Innocean Worldwide, Inc.	16,528	880,900
IS Dongseo Co., Ltd.	55,754	1,388,222
ISU Chemical Co., Ltd.	52,289	539,546
It’s Hanbul Co., Ltd.	9,538	456,147
Jeju Air Co., Ltd.	22,718	857,148
Kakao M Corp.	6,191	499,946
KEPCO Plant Service & Engineering Co., Ltd.	41,988	1,343,089
Kginicis Co., Ltd.	68,558	1,337,942
KIWOOM Securities Co., Ltd.(a)	14,926	1,453,092
Kolon Industries, Inc.	32,066	1,944,963
Korea Asset In Trust Co., Ltd.	138,252	617,141
Korea Autoglass Corp.	31,771	370,590
Korea Petrochemical Ind Co., Ltd.(a)	7,172	1,612,011
Korea Real Estate Investment & Trust Co., Ltd.	426,284	1,038,458
Korean Reinsurance Co.	337,652	3,590,109
Kumho Industrial Co., Ltd.	66,860	626,906
Kumho Petrochemical Co., Ltd.	17,455	1,824,592
Kyobo Securities Co., Ltd.	69,894	598,912
Kyungdong Pharm Co., Ltd.	90,066	985,918
LEENO Industrial, Inc.	20,747	1,172,778
LF Corp.	30,549	770,235
LG International Corp.	53,549	1,160,348
LIG Nex1 Co., Ltd.(a)	11,389	409,268
Lock&Lock Co., Ltd.	71,206	1,418,370
LOTTE Fine Chemical Co., Ltd.	28,988	1,690,641
LS Corp.	44,151	2,971,131
LS Industrial Systems Co., Ltd.	26,469	1,674,351
Mando Corp.(a)	67,684	2,332,046
Medy-Tox, Inc.	1,301	895,700
Meritz Financial Group, Inc.	109,295	1,314,090
Meritz Fire & Marine Insurance Co., Ltd.	209,070	3,601,744
Meritz Securities Co., Ltd.	1,590,596	5,066,501
Mirae Asset Life Insurance Co., Ltd.	99,527	495,626
Modetour Network, Inc.	22,325	544,854
Moorim P&P Co., Ltd.	154,730	1,203,687
Muhak Co., Ltd.	51,638	701,943
Nexen Tire Corp.	93,934	863,906
NICE Information Service Co., Ltd.	69,208	683,076
NongShim Co., Ltd.	4,139	1,206,976
NS Shopping Co., Ltd.	74,724	885,022
OCI Co., Ltd.	7,694	711,065
Paradise Co., Ltd.(a)	128,609	2,082,900
Partron Co., Ltd.	131,789	839,571
Poongsan Corp.	31,446	960,732
POSCO Chemtech Co., Ltd.	37,667	1,488,767
Posco Daewoo Corp.	128,315	2,463,832
S&T Motiv Co., Ltd.	19,944	590,536
Seah Besteel Corp.	42,305	814,215
SeAH Steel Corp.	7,759	529,798
SFA Engineering Corp.	21,607	634,930
Shinsegae, Inc.	4,969	1,790,088
Silicon Works Co., Ltd.	34,299	1,110,986
SK Discovery Co., Ltd.	6,647	219,777
SK Gas Ltd.	12,678	1,068,160
SK Materials Co., Ltd.(a)	11,352	1,822,228
SK Networks Co., Ltd.	243,188	981,917
SKC Co., Ltd.	54,230	2,099,618
Soulbrain Co., Ltd.	11,474	637,273
Ssangyong Cement Industrial Co., Ltd.(a)	88,503	2,255,258
Sungwoo Hitech Co., Ltd.	68,293	264,716
Youlchon Chemical Co., Ltd.	67,201	804,965
Youngone Corp.	19,592	588,903
Yuhan Corp.	5,022	980,067

Total South Korea		130,143,588

Taiwan - 27.7%
AcBel Polytech, Inc.(a)	1,810,303	1,125,186
Accton Technology Corp.(a)	1,182,633	3,421,232
Acer, Inc.*(a)	7,989,000	6,524,627
Adlink Technology, Inc.	435,000	771,881
Alpha Networks, Inc.(a)	961,000	682,410
Altek Corp.(a)	896,000	1,181,403
Arcadyan Technology Corp.(a)	988,000	2,388,297
Asia Optical Co., Inc.(a)	101,000	311,396
Asia Vital Components Co., Ltd.	1,100,000	1,033,668
Aten International Co., Ltd.	572,000	1,660,364
Aurora Corp.	278,000	823,373
BES Engineering Corp.(a)	3,977,000	1,100,936

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
Capital Securities Corp.(a)	4,857,000	$1,800,157
Chang Wah Electromaterials, Inc.	217,000	939,502
Charoen Pokphand Enterprise	680,000	1,340,440
Chaun-Choung Technology Corp.	464,000	1,331,650
Cheng Loong Corp.	1,528,000	859,511
Cheng Uei Precision Industry Co., Ltd.	941,820	1,003,957
Chicony Electronics Co., Ltd.	2,597,550	5,853,082
Chicony Power Technology Co., Ltd.(a)	541,000	912,062
Chilisin Electronics Corp.(a)	325,143	1,903,604
Chin-Poon Industrial Co., Ltd.(a)	1,054,650	1,335,241
China Bills Finance Corp.*(a)	4,822,000	2,269,567
China General Plastics Corp.(a)	1,307,530	1,299,446
China Metal Products Co., Ltd.	1,448,000	1,365,433
China Steel Chemical Corp.(a)	551,726	2,696,334
China Synthetic Rubber Corp.(a)	1,908,609	2,926,594
Chong Hong Construction Co., Ltd.	1,477,000	4,558,627
Chroma ATE, Inc.(a)	719,132	3,868,267
Chung-Hsin Electric & Machinery Manufacturing Corp.(a)	1,640,000	1,129,606
Cleanaway Co., Ltd.(a)	341,161	2,137,257
Clevo Co.	638,000	717,759
Compeq Manufacturing Co., Ltd.(a)	2,223,000	2,358,727
CTCI Corp.	2,292,190	3,668,887
Cub Elecparts, Inc.(a)	119,143	1,524,042
CyberPower Systems, Inc.	241,000	714,578
CyberTAN Technology, Inc.(a)	1,154,000	683,199
Darfon Electronics Corp.	429,000	1,139,741
DFI, Inc.	322,000	847,021
Elan Microelectronics Corp.	1,015,156	1,734,740
Elite Advanced Laser Corp.(a)	349,920	1,187,881
Elite Material Co., Ltd.(a)	801,163	2,096,948
Elite Semiconductor Memory Technology, Inc.(a)	394,000	520,793
Ennoconn Corp.(a)	67,000	972,416
Eternal Materials Co., Ltd.(a)	2,677,509	2,445,795
Eva Airways Corp.(a)	2,544,840	1,231,165
Evergreen International Storage & Transport Corp.	1,165,000	504,387
Everlight Chemical Industrial Corp.(a)	2,317,000	1,413,523
Everlight Electronics Co., Ltd.(a)	1,924,165	2,423,469
Far Eastern Department Stores Ltd.	3,663,841	2,349,348
Far Eastern International Bank(a)	7,575,676	2,509,613
Faraday Technology Corp.(a)	393,200	771,221
Farglory Land Development Co., Ltd.	1,987,640	2,112,257
Feng Hsin Steel Co., Ltd.*	996,950	1,912,904
FLEXium Interconnect, Inc.(a)	451,028	1,390,578
Flytech Technology Co., Ltd.(a)	635,655	1,630,392
Formosa Laboratories, Inc.	281,000	503,226
Foxsemicon Integrated Technology, Inc.	144,950	900,931
Gemtek Technology Corp.(a)	1,399,000	1,250,398
Getac Technology Corp.	2,037,292	2,940,153
Giant Manufacturing Co., Ltd.(a)	914,000	3,867,229
Gigabyte Technology Co., Ltd.(a)	2,521,000	5,573,098
Global Unichip Corp.(a)	108,000	968,824
Globe Union Industrial Corp.	949,000	550,939
Grand Pacific Petrochemical(a)	2,536,000	2,437,142
Grape King Bio Ltd.(a)	278,988	2,104,637
Great Wall Enterprise Co., Ltd.	1,991,446	2,661,706
Greatek Electronics, Inc.	1,544,000	2,739,735
HannStar Display Corp.(a)	8,649,000	2,584,331
Highwealth Construction Corp.(a)	8,239,613	12,228,955
Hiwin Technologies Corp.	169,040	1,995,979
Holtek Semiconductor, Inc.	872,773	2,124,072
Holy Stone Enterprise Co., Ltd.*(a)	419,000	3,367,007
Hota Industrial Manufacturing Co., Ltd.(a)	407,427	1,977,768
Hsin Kuang Steel Co., Ltd.(a)	538,000	686,429
Huaku Development Co., Ltd.	1,220,296	2,653,644
Huang Hsiang Construction Corp.	1,749,000	1,554,616
Hung Sheng Construction Ltd.(a)	1,266,000	1,696,249
IEI Integration Corp.	1,305,620	1,590,888
Inventec Corp.(a)	14,941,992	11,737,564
ITEQ Corp.	896,000	2,089,496
Jentech Precision Industrial Co., Ltd.	175,000	379,405
Kenda Rubber Industrial Co., Ltd.(a)	1,464,039	1,613,451
Kindom Construction Corp.(a)	1,845,187	1,337,509
King Slide Works Co., Ltd.(a)	119,004	1,680,346
King Yuan Electronics Co., Ltd.(a)	3,907,000	3,556,070
King’s Town Bank	3,069,000	3,291,612
Kinik Co.(a)	611,495	1,415,994
Kinsus Interconnect Technology Corp.(a)	845,368	1,450,145
Kung Long Batteries Industrial Co., Ltd.	340,000	1,617,003
L&K Engineering Co., Ltd.(a)	606,000	664,864
LCY Chemical Corp.	2,999,000	4,637,908
Lien Hwa Industrial Corp.(a)	2,912,300	3,605,928
Lion Travel Service Co., Ltd.	276,000	1,018,417
Lite-On Semiconductor Corp.(a)	596,000	833,737
Long Chen Paper Co., Ltd.(a)	1,931,242	1,646,926
Lotes Co., Ltd.(a)	227,233	1,464,529
Makalot Industrial Co., Ltd.	720,667	3,238,315
Marketech International Corp.	555,000	1,314,299
Mercuries & Associates Holding Ltd.(a)	698,000	555,176
Merida Industry Co., Ltd.	603,043	3,016,352
Merry Electronics Co., Ltd.(a)	533,146	2,325,743
Micro-Star International Co., Ltd.(a)	2,968,877	9,172,908

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
Mirle Automation Corp.(a)	728,560	$1,027,538
momo.com, Inc.	127,000	899,749
Namchow Holdings Co., Ltd.	526,086	1,049,118
Nan Kang Rubber Tire Co., Ltd.	2,436,000	2,145,288
Nan Ya Printed Circuit Board Corp.*(a)	594,000	542,595
Nantex Industry Co., Ltd.	2,162,300	2,014,180
Novatek Microelectronics Corp.	2,669,000	12,036,916
Nuvoton Technology Corp.(a)	502,000	1,037,309
OptoTech Corp.	2,095,485	2,020,672
Pan-International Industrial Corp.(a)	1,020,000	719,288
Posiflex Technology, Inc.	355,727	1,353,439
Powertech Technology, Inc.	2,322,000	6,740,148
Primax Electronics Ltd.	1,104,000	2,237,801
Prince Housing & Development Corp.	2,923,460	1,064,349
Qisda Corp.(a)	7,664,000	5,404,530
Quang Viet Enterprise Co., Ltd.(a)	270,000	1,151,254
Radiant Opto-Electronics Corp.(a)	2,170,252	4,342,141
Realtek Semiconductor Corp.	1,274,770	4,641,077
Rechi Precision Co., Ltd.(a)	1,602,000	1,702,439
Ruentex Industries Ltd.*(a)	1,089,000	2,221,684
Run Long Construction Co., Ltd.(a)	1,469,000	2,621,106
Sanyang Motor Co., Ltd.(a)	2,894,000	2,074,025
SDI Corp.(a)	567,000	1,567,742
Sercomm Corp.(a)	840,488	1,954,527
Sheng Yu Steel Co., Ltd.	606,000	517,779
Shin Zu Shing Co., Ltd.(a)	325,000	959,378
Shinkong Synthetic Fibers Corp.	3,819,000	1,471,809
Shiny Chemical Industrial Co., Ltd.	272,000	967,971
Sigurd Microelectronics Corp.	1,169,000	1,455,091
Sinbon Electronics Co., Ltd.(a)	579,120	1,582,259
Sincere Navigation Corp.	818,000	410,496
Sinon Corp.	2,273,000	1,286,034
Sinyi Realty, Inc.	1,136,227	1,311,812
Sitronix Technology Corp.(a)	660,000	2,543,582
Standard Foods Corp.	785,896	1,590,429
Sunny Friend Environmental Technology Co., Ltd.	184,000	1,297,538
Sunonwealth Electric Machine Industry Co., Ltd.(a)	881,000	1,248,313
Sunspring Metal Corp.(a)	773,000	907,667
Supreme Electronics Co., Ltd.	1,966,000	2,208,554
Syncmold Enterprise Corp.	829,220	1,699,862
Synnex Technology International Corp.	2,938,600	4,433,659
Systex Corp.	759,000	1,640,556
TA Chen Stainless Pipe	1,812,605	2,155,138
Taichung Commercial Bank Co., Ltd.(a)	11,088,027	3,800,445
Taiflex Scientific Co., Ltd.(a)	517,000	713,899
Tainan Spinning Co., Ltd.(a)	3,110,000	1,371,976
Taiwan Business Bank	4,314,000	1,331,477
Taiwan Cogeneration Corp.(a)	2,380,970	2,124,158
Taiwan Fertilizer Co., Ltd.(a)	2,835,000	3,891,459
Taiwan FU Hsing Industrial Co., Ltd.	1,430,000	1,625,186
Taiwan Hon Chuan Enterprise Co., Ltd.(a)	1,007,692	1,774,868
Taiwan Paiho Ltd.(a)	390,000	821,228
Taiwan PCB Techvest Co., Ltd.	748,302	699,497
Taiwan Sakura Corp.	755,000	973,203
Taiwan Secom Co., Ltd.(a)	697,674	2,050,333
Taiwan Styrene Monomer*	4,299,000	3,250,142
Taiwan Surface Mounting Technology Corp.(a)	1,635,000	1,464,011
Taiwan TEA Corp.(a)	2,930,000	1,441,527
Teco Electric and Machinery Co., Ltd.	4,483,683	3,367,707
Test Research, Inc.	1,289,115	2,646,854
Thinking Electronic Industrial Co., Ltd.(a)	187,000	547,105
Thye Ming Industrial Co., Ltd.	1,182,000	1,525,549
Ton Yi Industrial Corp.(a)	2,630,538	1,082,810
Tong Hsing Electronic Industries Ltd.(a)	528,918	1,838,900
Tong Yang Industry Co., Ltd.(a)	1,007,685	1,551,759
Topco Scientific Co., Ltd.	801,521	2,100,514
Transcend Information, Inc.(a)	1,054,479	2,925,986
Tripod Technology Corp.	1,318,928	3,625,176
TSRC Corp.(a)	1,568,011	1,686,890
Tung Ho Steel Enterprise Corp.(a)	2,711,153	2,000,785
TXC Corp.(a)	1,613,549	2,019,020
TYC Brother Industrial Co., Ltd.(a)	921,000	969,680
U-Ming Marine Transport Corp.(a)	723,420	794,876
Unimicron Technology Corp.(a)	1,562,000	835,089
UPC Technology Corp.	1,479,000	994,457
USI Corp.	1,975,540	916,867
Visual Photonics Epitaxy Co., Ltd.(a)	594,750	2,243,346
Vivotek, Inc.	305,625	810,964
Voltronic Power Technology Corp.(a)	112,315	1,919,285
Walsin Lihwa Corp.	9,147,000	6,210,305
Wan Hai Lines Ltd.	1,930,000	1,069,813
Well Shin Technology Co., Ltd.(a)	618,000	1,035,794
Wistron Corp.(a)	11,702,748	8,694,007
Wistron NeWeb Corp.(a)	927,648	2,211,982
Wowprime Corp.	120,000	353,838
WPG Holdings Ltd.	6,607,759	9,362,717
WT Microelectronics Co., Ltd.(a)	1,962,678	2,861,441
Yageo Corp.*(a)	336,731	12,425,091
YC INOX Co., Ltd.(a)	2,439,000	2,127,930
Yieh Phui Enterprise Co., Ltd.(a)	2,997,000	1,017,398
Yulon Motor Co., Ltd.	987,000	683,067
Yungtay Engineering Co., Ltd.(a)	1,247,790	1,980,846
Zeng Hsing Industrial Co., Ltd.	503,000	2,128,245

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
Zinwell Corp.	902,186	$739,776

Total Taiwan		430,934,267

Thailand - 5.7%
Amata Corp. PCL NVDR(a)	2,262,600	1,277,109
Ananda Development PCL NVDR(a)	6,349,400	916,092
AP Thailand PCL NVDR	5,549,000	1,365,057
Bangkok Aviation Fuel Services PCL NVDR	1,080,100	1,026,959
Bangkok Chain Hospital PCL NVDR(a)	2,430,800	1,122,585
Bangkok Land PCL NVDR*	59,540,214	3,342,735
Bangkok Life Assurance PCL NVDR	474,800	440,691
Bangkok Ranch PCL NVDR	1,680,000	286,508
Banpu PCL NVDR	6,857,286	4,036,133
BCPG PCL NVDR	2,359,100	1,125,076
Beauty Community PCL NVDR	4,809,500	1,771,081
BEC World PCL NVDR(a)	1,779,800	421,715
Carabao Group PCL NVDR(a)	665,600	944,256
Central Plaza Hotel PCL NVDR(a)	1,102,900	1,431,473
CH Karnchang PCL NVDR(a)	1,704,125	1,229,357
Dhipaya Insurance PCL NVDR(a)	2,173,544	1,430,222
Eastern Polymer Group PCL NVDR(a)	1,954,900	430,751
Eastern Water Resources Development and Management PCL NVDR(a)	2,094,400	670,107
Forth Smart Service PCL NVDR(a)	1,300,805	343,557
GFPT PCL NVDR(a)	2,602,300	942,578
Global Power Synergy PCL NVDR(a)	1,455,600	3,042,569
Gunkul Engineering PCL NVDR(a)	7,546,533	619,577
Inter Far East Energy Corp. NVDR*†	4,230,700	0
Jasmine International PCL NVDR(a)	15,777,000	2,057,248
Karmarts PCL NVDR(a)	2,321,200	284,457
KCE Electronics PCL NVDR(a)	1,535,400	1,761,099
KGI Securities Thailand PCL NVDR	9,111,400	1,050,575
Khon Kaen Sugar Industry PCL NVDR(a)	4,069,900	366,082
Kiatnakin Bank PCL NVDR	2,666,906	5,453,754
LPN Development PCL NVDR(a)	4,811,018	1,452,164
Major Cineplex Group PCL NVDR(a)	2,315,100	1,719,030
Malee Group PCL NVDR(a)	403,000	149,620
MC Group PCL NVDR(a)	2,341,200	791,471
MCS Steel PCL NVDR(a)	2,283,600	472,160
Mega Lifesciences PCL NVDR	392,800	471,289
Polyplex Thailand PCL NVDR	1,329,700	557,888
Pruksa Holding PCL NVDR(a)	3,642,800	2,089,140
Quality Houses PCL NVDR	32,088,644	2,983,188
Ratchaburi Electricity Generating Holding PCL NVDR(a)	2,047,400	3,167,197
Robinson PCL NVDR	1,209,500	2,044,431
Siam City Cement PCL NVDR(a)	407,854	2,474,454
Siam Global House PCL NVDR(a)	1,649,079	826,282
Siamgas & Petrochemicals PCL NVDR(a)	3,942,200	1,094,725
Sino-Thai Engineering & Construction PCL NVDR*(a)	992,400	542,181
Somboon Advance Technology PCL NVDR(a)	1,320,300	856,820
SPCG PCL NVDR	3,260,300	1,899,299
Star Petroleum Refining PCL NVDR(a)	10,282,970	4,034,972
Supalai PCL*	3,562,627	2,527,067
Taokaenoi Food & Marketing PCL NVDR(a)	1,289,380	572,106
Thai Vegetable Oil PCL NVDR	3,403,600	2,722,469
Tipco Asphalt PCL NVDR(a)	4,048,500	1,674,146
Tisco Financial Group PCL NVDR	2,035,357	5,160,579
TPI Polene PCL NVDR(a)	11,929,510	604,937
TPI Polene Power PCL NVDR	9,703,400	1,610,887
TTW PCL	8,008,124	2,828,103
Unique Engineering & Construction PCL NVDR	1,718,200	570,486
Vibhavadi Medical Center PCL NVDR	10,012,900	664,907
WHA Corp. PCL NVDR	31,229,300	3,450,022

Total Thailand		89,201,423

Turkey - 1.5%
AG Anadolu Grubu Holding AS Class A	159,602	744,150
Aksa Akrilik Kimya Sanayii AS	825,196	2,067,853
Alarko Holding AS	868,678	868,451
Anadolu Cam Sanayii AS	1	1
Aselsan Elektronik Sanayi ve Ticaret AS	1	4
Borusan Mannesmann Boru Sanayi ve Ticaret AS	276,514	561,333
Cimsa Cimento Sanayi ve Ticaret AS	296,982	707,903
EGE Endustri VE Ticaret AS	6,448	413,099
Is Gayrimenkul Yatirim Ortakligi AS	3,104,460	670,876
Kordsa Teknik Tekstil AS	318,626	444,429
Otokar Otomotiv Ve Savunma Sanayi AS(a)	27,780	457,522
Soda Sanayii AS	2,235,902	3,025,975
Tat Gida Sanayi AS(a)	591,621	564,346
TAV Havalimanlari Holding AS	814,521	3,989,752
Tekfen Holding AS	607,272	2,299,871
Torunlar Gayrimenkul Yatirim Ortakligi AS	834,667	497,390
Trakya Cam Sanayii AS	2,046,044	1,853,463
Turk Traktor ve Ziraat Makineleri AS	109,242	1,239,977
Turkiye Sise ve Cam Fabrikalari AS	1,604,871	1,481,840

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets SmallCap Dividend Fund (DGS)

June 30, 2018

Investments	Shares	Value
Ulker Biskuvi Sanayi AS*	230,607	$907,588

Total Turkey		22,795,823

TOTAL COMMON STOCKS (Cost: $1,464,944,091)		1,544,232,231

WARRANTS - 0.0%

Malaysia - 0.0%
Econpile Holdings Bhd, expiring 1/2/23* (Cost: $0)	253,100	10,965

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.4%

United States - 1.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $22,276,011)(d)	22,276,011	22,276,011

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $1,487,220,102)		1,566,519,207
Other Assets less Liabilities - (0.8)%		(12,584,271)

NET ASSETS - 100.0%		$1,553,934,936

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $299,946, which represents 0.02% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $207,948,703. The Fund also held collateral for securities on loan of $118,863 that were unsettled. The total market value of the collateral held by the Fund was $231,399,482. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $209,123,471.

GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Banco De Investimentos Credit Suisse (Brasil) S.A.	7/3/2018	351,830	USD	1,352,116	BRL	$393	$—
Credit Suisse International	7/3/2018	789,598	USD	886,876,551	KRW	—	(6,164)
JP Morgan Chase Bank N.A.	7/2/2018	2,592,369	USD	79,227,997	TWD	—	(6,250)
Merrill Lynch International	7/2/2018	899,972	USD	29,829,580	THB	—	(407)
Merrill Lynch International	7/3/2018	495,577	USD	2,005,354	MYR	—	(859)
Merrill Lynch International	7/3/2018	458,276	USD	15,196,442	THB	—	(415)
State Street Bank and Trust	7/2/2018	378,541	USD	26,000,000	INR	—	(938)
State Street Bank and Trust	7/2/2018	219,873	USD	890,000	MYR	—	(452)
State Street Bank and Trust	7/2/2018	196,104	USD	6,000,000	TWD	—	(691)
UBS AG	7/3/2018	458,859	USD	3,600,000	HKD	—	(6)

						$393	$(16,182)

CURRENCY LEGEND

BRL	Brazilian real

HKD	Hong Kong dollar

INR	Indian rupee

KRW	South Korean won

MYR	Malaysian ringgit

THB	Thai baht

TWD	New Taiwan dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.4%

Austria - 0.6%
Andritz AG	312,302	$16,576,005
Lenzing AG	127,593	15,403,630

Total Austria		31,979,635

Belgium - 7.9%
Anheuser-Busch InBev S.A./N.V.	3,728,218	376,524,362
Bekaert S.A.	253,157	8,216,945
Melexis N.V.	70,648	6,557,566
Solvay S.A.	240,747	30,399,265
UCB S.A.	204,607	16,086,786

Total Belgium		437,784,924

Finland - 4.6%
Amer Sports Oyj*	238,112	7,511,770
Cargotec Oyj Class B	90,434	4,576,109
Huhtamaki Oyj	129,849	4,804,371
Kemira Oyj	804,535	10,699,028
Kone Oyj Class B	1,382,564	70,476,552
Konecranes Oyj	220,604	9,102,393
Metso Oyj	425,911	14,271,724
Nokia Oyj	17,108,627	98,477,667
Valmet Oyj	452,839	8,734,329
Wartsila Oyj Abp	1,180,374	23,194,202

Total Finland		251,848,145

France - 27.1%
Air Liquide S.A.	600,409	75,498,543
Airbus SE	1,010,436	118,280,237
Arkema S.A.	117,427	13,902,138
BioMerieux	50,233	4,521,881
Bureau Veritas S.A.	658,464	17,574,539
Christian Dior SE	170,587	71,342,313
Cie Generale des Etablissements Michelin SCA	316,388	38,528,312
Danone S.A.	1,084,373	79,597,207
Dassault Systemes SE	75,053	10,515,380
Edenred	401,647	12,689,602
Eramet	22,602	2,974,038
Essilor International Cie Generale d’Optique S.A.	141,494	19,972,848
Gaztransport Et Technigaz S.A.	136,713	8,380,015
Hermes International	48,489	29,654,076
Imerys S.A.	102,554	8,291,785
Ingenico Group S.A.	36,697	3,299,111
IPSOS(a)	120,380	4,115,296
Kering S.A.	103,351	58,354,809
L’Oreal S.A.	587,098	144,976,179
Legrand S.A.	327,148	24,025,398
LVMH Moet Hennessy Louis Vuitton SE	540,278	179,904,688
Pernod Ricard S.A.	257,628	42,081,039
Publicis Groupe S.A.	393,353	27,068,755
Remy Cointreau S.A.	44,204	5,728,755
Rubis SCA	79,177	4,945,708
Safran S.A.	463,297	56,283,001
Sanofi	3,222,191	258,266,155
Sartorius Stedim Biotech	3,015	315,055
Schneider Electric SE	991,312	82,661,995
SCOR SE	815,500	30,297,013
SEB S.A.	33,511	5,853,217
Societe BIC S.A.	23,267	2,156,933
Sodexo S.A.	269,548	26,945,548
Tarkett S.A.	174,884	5,039,308
Teleperformance	41,238	7,284,709
Valeo S.A.	290,067	15,856,430
Vicat S.A.	67,705	4,442,554

Total France		1,501,624,570

Germany - 23.8%
adidas AG	129,994	28,374,254
BASF SE	1,721,540	164,637,862
Bayer AG Registered Shares	1,183,624	130,386,114
Bayerische Motoren Werke AG	1,341,085	121,551,848
Brenntag AG	112,501	6,268,051
Continental AG	241,986	55,248,913
Covestro AG(b)	295,762	26,389,131
Daimler AG Registered Shares	2,832,087	182,293,111
Duerr AG	81,870	3,803,421
Evonik Industries AG	914,586	31,319,317
Fresenius Medical Care AG & Co. KGaA	188,452	19,005,952
Fresenius SE & Co. KGaA	284,263	22,834,129
GEA Group AG	79,561	2,683,635
Hannover Rueck SE	343,691	42,856,341
HeidelbergCement AG	310,881	26,162,825
Henkel AG & Co. KGaA	230,758	25,662,409
Hochtief AG	60,300	10,898,430
Infineon Technologies AG	760,590	19,385,635
K+S AG Registered Shares	72,310	1,785,601
Krones AG	9,682	1,251,378
LANXESS AG	51,518	4,018,011
Linde AG	317,013	75,654,304
Merck KGaA	36,640	3,577,184
MTU Aero Engines AG	41,254	7,928,145
OSRAM Licht AG	59,905	2,447,974
Pfeiffer Vacuum Technology AG	3,626	596,505
SAP SE	920,905	106,391,346
Siemens AG Registered Shares	1,390,376	183,793,898
Siltronic AG	6,324	904,859
Symrise AG	94,044	8,246,064
Wacker Chemie AG	28,948	3,790,474

Total Germany		1,320,147,121

Ireland - 1.2%
CRH PLC	1,519,146	53,831,178
Glanbia PLC	216,413	4,017,503
Kerry Group PLC Class A	93,020	9,731,057

Total Ireland		67,579,738

Italy - 1.9%
Autogrill SpA	376,011	4,666,696
Brunello Cucinelli SpA	43,661	1,949,848
Davide Campari-Milano SpA	582,874	4,794,368
DiaSorin SpA	51,047	5,822,915
Ferrari N.V.	118,411	16,106,221
IMA Industria Macchine Automatiche SpA	68,985	6,008,543
Interpump Group SpA	100,864	3,137,228

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2018

Investments	Shares	Value
Luxottica Group SpA	693,450	$44,740,590
Maire Tecnimont SpA	959,437	4,312,736
Moncler SpA	197,923	9,012,319
Salini Impregilo SpA	615,361	1,603,614
Salvatore Ferragamo SpA(a)	133,602	3,260,130

Total Italy		105,415,208

Netherlands - 10.8%
Aegon N.V.	10,600,673	63,567,353
Akzo Nobel N.V.	654,514	56,029,542
Arcadis N.V.	215,619	3,891,994
ASM International N.V.	57,377	3,172,672
ASML Holding N.V.	312,008	61,819,181
BE Semiconductor Industries N.V.	442,807	11,984,049
Corbion N.V.	107,406	3,423,473
EXOR N.V.	228,763	15,411,229
Heineken Holding N.V.	386,169	37,016,575
Heineken N.V.	741,456	74,466,424
Koninklijke Ahold Delhaize N.V.	3,292,215	78,817,678
Koninklijke DSM N.V.	419,893	42,220,010
Koninklijke Philips N.V.	1,949,180	82,894,780
Koninklijke Vopak N.V.	172,501	7,969,542
SBM Offshore N.V.	444,744	6,919,154
Signify N.V.(b)	627,568	16,302,961
Wolters Kluwer N.V.	555,808	31,317,550

Total Netherlands		597,224,167

Portugal - 0.8%
Galp Energia, SGPS, S.A.	2,452,751	46,778,714

Spain - 16.2%
Acerinox S.A.	1,563,218	20,697,042
ACS Actividades de Construccion y Servicios S.A.	1,014,942	41,119,363
Amadeus IT Group S.A.	625,637	49,379,285
Applus Services S.A.	388,460	5,184,038
Banco Bilbao Vizcaya Argentaria S.A.	25,149,470	178,352,540
Banco Santander S.A.	49,270,827	264,160,213
Construcciones y Auxiliar de Ferrocarriles S.A.	70,751	3,395,081
Grifols S.A.	579,194	17,433,422
Mapfre S.A.	22,726,427	68,591,040
Obrascon Huarte Lain S.A.	3,735,751	11,955,359
Prosegur Cash S.A.(b)	3,905,418	10,533,075
Prosegur Cia de Seguridad S.A.	1,012,971	6,617,177
Siemens Gamesa Renewable Energy S.A.	579,250	7,780,873
Tecnicas Reunidas S.A.(a)	368,737	11,878,021
Telefonica S.A.	22,198,178	188,653,438
Viscofan S.A.	184,613	12,577,051

Total Spain		898,307,018

United Kingdom - 4.5%
Unilever N.V. CVA	4,462,853	248,988,820

TOTAL COMMON STOCKS (Cost: $5,391,686,620)		5,507,678,060

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $8,572,257)(d)	8,572,257	8,572,257

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $5,400,258,877)		5,516,250,317
Other Assets less Liabilities - 0.4%		22,626,746

NET ASSETS - 100.0%		$5,538,877,063

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $7,054,826. The Fund also held collateral for securities on loan of $1,327,800 that were unsettled. The total market value of the collateral held by the Fund was $8,827,496. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $255,239.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	7/3/2018	236,367,529	EUR	275,249,988	USD	$721,040	$—
BNP Paribas SA	7/3/2018	307,474,031	USD	262,948,895	EUR	467,917	—
BNP Paribas SA	8/2/2018	275,249,988	USD	235,856,120	EUR	—	(721,706)
Bank of America N.A.	7/3/2018	28,279,912	EUR	32,772,346	USD	245,880	—
Bank of America N.A.	7/3/2018	282,960,666	EUR	330,299,985	USD	70,882	—
Bank of America N.A.	7/3/2018	368,968,837	USD	315,320,250	EUR	816,521	—
Bank of America N.A.	7/3/2018	44,492,679	USD	38,031,019	EUR	89,544	—
Bank of America N.A.	8/2/2018	330,299,985	USD	282,355,945	EUR	—	(80,455)
Bank of Montreal	7/3/2018	236,205,259	EUR	275,249,988	USD	531,580	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2018	307,474,031	USD	262,789,333	EUR	$654,213	$—
Bank of Montreal	8/2/2018	275,249,988	USD	235,697,578	EUR	—	(536,198)
Barclays Bank PLC	7/3/2018	331,056,686	EUR	385,349,983	USD	1,175,418	—
Barclays Bank PLC	7/3/2018	430,463,643	USD	368,163,086	EUR	614,647	—
Barclays Bank PLC	8/2/2018	385,349,983	USD	330,347,178	EUR	—	(1,184,275)
Canadian Imperial Bank of Commerce	7/3/2018	236,164,726	EUR	275,249,988	USD	484,256	—
Canadian Imperial Bank of Commerce	7/3/2018	307,474,031	USD	262,811,795	EUR	627,988	—
Canadian Imperial Bank of Commerce	8/2/2018	275,249,988	USD	235,658,227	EUR	—	(490,155)
Citibank N.A.	7/3/2018	283,397,671	EUR	330,299,985	USD	581,108	—
Citibank N.A.	7/3/2018	307,474,034	USD	262,769,123	EUR	677,812	—
Citibank N.A.	8/2/2018	330,299,985	USD	282,785,999	EUR	—	(583,654)
Commonwealth Bank of Australia	7/3/2018	141,686,678	EUR	165,149,992	USD	276,360	—
Commonwealth Bank of Australia	7/3/2018	184,484,418	USD	157,770,146	EUR	279,805	—
Commonwealth Bank of Australia	8/2/2018	165,149,992	USD	141,382,952	EUR	—	(280,071)
Credit Suisse International	7/3/2018	98,034,501	EUR	114,703,209	USD	—	(242,978)
Credit Suisse International	7/3/2018	283,446,310	EUR	330,299,985	USD	637,897	—
Credit Suisse International	7/3/2018	307,474,031	USD	262,988,253	EUR	421,964	—
Credit Suisse International	8/2/2018	330,299,985	USD	282,838,303	EUR	—	(644,855)
Goldman Sachs	7/3/2018	11,287,361	EUR	13,108,938	USD	69,626	—
Goldman Sachs	7/3/2018	283,641,035	EUR	330,299,985	USD	865,248	—
Goldman Sachs	7/3/2018	368,968,837	USD	315,508,993	EUR	596,153	—
Goldman Sachs	8/2/2018	330,299,985	USD	283,030,981	EUR	—	(870,304)
HSBC Holdings PLC	7/3/2018	25,334,872	EUR	29,495,111	USD	84,631	—
HSBC Holdings PLC	7/3/2018	283,033,406	EUR	330,299,985	USD	155,811	—
HSBC Holdings PLC	7/3/2018	307,474,031	USD	263,041,124	EUR	360,234	—
HSBC Holdings PLC	8/2/2018	330,299,985	USD	282,428,375	EUR	—	(165,204)
JP Morgan Chase Bank N.A.	7/3/2018	282,929,156	EUR	330,299,985	USD	34,094	—
JP Morgan Chase Bank N.A.	7/3/2018	307,474,031	USD	262,723,093	EUR	731,552	—
JP Morgan Chase Bank N.A.	8/2/2018	330,299,985	USD	282,317,331	EUR	—	(35,273)
Morgan Stanley & Co. International	7/3/2018	283,251,852	EUR	330,299,985	USD	410,857	—
Morgan Stanley & Co. International	7/3/2018	307,474,031	USD	262,728,705	EUR	724,999	—
Morgan Stanley & Co. International	8/2/2018	330,299,985	USD	282,645,888	EUR	—	(419,713)
Nomura International PLC	7/3/2018	307,474,031	USD	262,789,333	EUR	654,213	—
Royal Bank of Canada	7/3/2018	283,397,671	EUR	330,299,985	USD	581,108	—
Royal Bank of Canada	7/3/2018	368,968,837	USD	315,593,462	EUR	497,532	—
Royal Bank of Canada	8/2/2018	330,299,985	USD	282,788,178	EUR	—	(586,203)
Societe Generale	7/2/2018	640,315	USD	550,000	EUR	—	(1,838)
Societe Generale	7/3/2018	236,509,699	EUR	275,249,988	USD	887,030	—
Societe Generale	7/3/2018	307,474,031	USD	263,106,399	EUR	284,023	—
Societe Generale	8/2/2018	275,249,988	USD	235,998,686	EUR	—	(888,521)
Standard Chartered Bank	7/3/2018	236,144,465	EUR	275,249,988	USD	460,600	—
Standard Chartered Bank	7/3/2018	307,474,031	USD	263,017,498	EUR	387,819	—
Standard Chartered Bank	8/2/2018	275,249,988	USD	235,635,027	EUR	—	(463,009)
State Street Bank and Trust	7/3/2018	11,271,881	EUR	13,108,938	USD	51,552	—
State Street Bank and Trust	7/3/2018	109,635,850	EUR	128,184,372	USD	—	(178,980)
State Street Bank and Trust	7/3/2018	282,972,793	EUR	330,299,992	USD	85,034	—
State Street Bank and Trust	7/3/2018	101,375,255	EUR	118,362,504	USD	—	(1,774)
State Street Bank and Trust	7/3/2018	368,968,837	USD	315,668,253	EUR	410,210	—
State Street Bank and Trust	8/2/2018	330,299,992	USD	282,360,055	EUR	—	(85,256)
UBS AG	7/3/2018	33,632,353	EUR	39,326,815	USD	—	(59,344)
UBS AG	7/3/2018	16,657,354	EUR	19,663,407	USD	—	(215,105)
UBS AG	7/3/2018	33,196,178	EUR	39,326,815	USD	—	(568,601)
UBS AG	7/3/2018	27,803,358	EUR	32,772,346	USD	—	(310,522)
UBS AG	7/3/2018	11,084,245	EUR	13,108,938	USD	—	(167,522)
UBS AG	7/3/2018	52,810,563	EUR	62,267,456	USD	—	(608,457)
UBS AG	7/3/2018	11,324,796	EUR	13,108,938	USD	113,333	—
UBS AG	7/3/2018	16,981,765	EUR	19,663,407	USD	163,662	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged Equity Fund (HEDJ)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	7/3/2018	283,166,861	EUR	330,299,985	USD	$311,626	$—
UBS AG	7/3/2018	368,968,837	USD	315,594,002	EUR	496,902	—
UBS AG	8/2/2018	16,084,863	EUR	18,820,512	USD	144	—
UBS AG	8/2/2018	330,299,985	USD	282,559,810	EUR	—	(318,994)
Wells Fargo Bank N.A.	7/3/2018	235,760,161	EUR	275,249,988	USD	11,906	—
Wells Fargo Bank N.A.	7/3/2018	307,474,031	USD	263,106,399	EUR	284,023	—
Wells Fargo Bank N.A.	8/2/2018	275,249,988	USD	235,254,389	EUR	—	(17,630)

						$19,088,754	$(10,726,597)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

Austria - 5.2%
Andritz AG	33,944	$1,801,640
BAWAG Group AG(a)	15,536	725,563
Lenzing AG	5,670	684,509
Oesterreichische Post AG	31,762	1,449,974
Palfinger AG	6,862	259,981
POLYTEC Holding AG	11,460	163,505
Porr AG	7,552	253,939
S IMMO AG	19,983	390,097
Telekom Austria AG*	76,813	640,337
UNIQA Insurance Group AG	146,365	1,346,602
Verbund AG	28,452	920,170
Vienna Insurance Group AG Wiener Versicherung Gruppe	31,498	859,076
Wienerberger AG	14,090	351,718
Zumtobel Group AG	16,662	128,006

Total Austria		9,975,117

Belgium - 4.8%
Ackermans & van Haaren N.V.	5,091	876,740
Bekaert S.A.	12,717	412,767
bpost S.A.	109,962	1,737,065
Cofinimmo S.A.	8,567	1,056,254
D’ieteren S.A./N.V.	13,150	546,270
Econocom Group S.A./N.V.*	27,920	153,928
Elia System Operator S.A./N.V.	18,702	1,163,834
Euronav N.V.	47,368	434,970
Greenyard N.V.	10,828	155,752
Kinepolis Group N.V.	5,187	328,845
Melexis N.V.	9,613	892,281
Ontex Group N.V.	8,841	194,163
Warehouses De Pauw CVA	9,767	1,236,136

Total Belgium		9,189,005

Finland - 10.3%
Amer Sports Oyj*	28,802	908,623
Cargotec Oyj Class B	8,511	430,671
Citycon Oyj	549,122	1,188,651
Cramo Oyj	19,265	447,833
DNA Oyj	35,608	852,270
Finnair Oyj	32,313	349,541
Huhtamaki Oyj	22,324	825,981
Kemira Oyj	69,039	918,108
Kesko Oyj Class B	28,574	1,748,147
Konecranes Oyj	23,669	976,612
Lehto Group Oyj	18,773	217,650
Metsa Board Oyj	65,794	744,365
Metso Oyj	46,431	1,555,842
Nokian Renkaat Oyj	55,056	2,175,257
Oriola Oyj Class B	48,986	174,726
Orion Oyj Class B	51,268	1,382,121
Outokumpu Oyj	167,255	1,040,445
Ramirent Oyj	45,381	482,160
Sanoma Oyj	33,686	341,779
Tieto Oyj	29,320	950,296
Tikkurila Oyj	10,238	175,715
Tokmanni Group Corp.	32,838	272,214
Uponor Oyj	14,100	226,359
Valmet Oyj	47,380	913,862
YIT Oyj	41,316	246,258

Total Finland		19,545,486

France - 15.4%
Alten S.A.	4,015	413,925
Altran Technologies S.A.	23,782	344,862
Beneteau S.A.	11,943	223,942
Bonduelle SCA	5,364	193,832
Casino Guichard Perrachon S.A.	89,384	3,469,981
Chargeurs S.A.	7,890	235,458
Coface S.A.	58,116	645,964
Derichebourg S.A.	42,213	267,129
Direct Energie	3,831	188,219
Elior Group S.A.(a)	20,373	294,001
Elis S.A.	40,601	931,009
Eramet	4,337	570,675
Eurazeo S.A.	14,241	1,079,929
Eutelsat Communications S.A.	137,907	2,860,403
Gaztransport Et Technigaz S.A.	17,035	1,044,184
Ingenico Group S.A.	11,593	1,042,227
Interparfums S.A.	7,138	300,440
IPSOS	10,123	346,064
Jacquet Metal Service S.A.	7,048	224,649
Kaufman & Broad S.A.	7,230	340,863
Korian S.A.	13,527	456,747
Lagardere SCA	55,793	1,472,841
Lectra	6,385	146,711
LISI	7,644	289,608
Maisons du Monde S.A.(a)	5,163	190,125
Metropole Television S.A.	34,945	698,905
Neopost S.A.	23,126	621,558
Nexity S.A.	21,728	1,372,438
Oeneo S.A.	15,247	180,865
Rallye S.A.	15,688	179,502
Rexel S.A.	78,156	1,123,757
Rothschild & Co.	18,145	613,312
Rubis SCA	17,088	1,067,384
Societe BIC S.A.	18,116	1,679,417
Sopra Steria Group	2,986	608,709
SPIE S.A.	45,398	921,217
Tarkett S.A.	16,741	482,394
Television Francaise 1	102,770	1,083,502
Trigano S.A.	1,554	276,148
Vicat S.A.	7,381	484,314
Vilmorin & Cie S.A.	5,718	385,876

Total France		29,353,086

Germany - 16.0%
Aareal Bank AG	25,256	1,110,800
alstria office REIT-AG	66,939	1,005,851
AURELIUS Equity Opportunities SE & Co. KGaA	19,242	1,143,520
Aurubis AG	7,233	553,141
BayWa AG	8,137	275,510
Bechtle AG	3,896	300,674
bet-at-home.com AG	7,117	541,361
Bilfinger SE	13,918	707,849
Carl Zeiss Meditec AG Bearer Shares	8,202	559,732
CECONOMY AG	90,657	755,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2018

Investments	Shares	Value
Comdirect Bank AG	19,077	$276,190
CompuGroup Medical SE	3,547	182,217
CropEnergies AG	46,388	273,510
CTS Eventim AG & Co. KGaA	15,563	766,435
Deutz AG	26,697	206,190
DMG MORI AG	8,077	440,395
Duerr AG	14,884	691,464
Elmos Semiconductor AG	6,066	160,061
ElringKlinger AG	13,909	178,472
Encavis AG	31,565	230,336
Freenet AG	66,300	1,756,401
Gerresheimer AG	3,142	254,957
Hamburger Hafen und Logistik AG	20,324	441,365
Hugo Boss AG	21,276	1,931,621
Indus Holding AG	4,187	261,048
Jenoptik AG	7,076	277,424
K+S AG Registered Shares	21,469	530,149
Kloeckner & Co. SE	30,864	325,399
Krones AG	4,431	572,697
LEG Immobilien AG	16,139	1,753,916
Leoni AG	8,281	420,579
METRO AG	200,585	2,478,934
MLP SE	43,632	271,524
Nemetschek SE	2,515	302,742
NORMA Group SE	4,938	338,715
Pfeiffer Vacuum Technology AG	2,150	353,692
Rheinmetall AG	5,303	585,470
RHOEN-KLINIKUM AG	5,828	169,976
Salzgitter AG	4,724	206,004
Scout24 AG(a)	7,703	408,671
Siltronic AG	4,369	625,131
Sixt Leasing SE	7,130	144,349
Sixt SE	6,018	674,175
Software AG	10,661	496,770
STADA Arzneimittel AG	5,358	503,211
Stroeer SE & Co. KGaA	8,017	485,329
Suedzucker AG	55,886	890,006
Takkt AG	12,112	221,454
TLG Immobilien AG	25,174	671,311
VERBIO Vereinigte BioEnergie AG	24,068	151,462
Vossloh AG	5,011	243,970
VTG AG	5,418	307,433
Wacker Neuson SE	12,329	313,229
Washtec AG	2,914	257,550
Wuestenrot & Wuerttembergische AG	23,800	488,508

Total Germany		30,474,413

Ireland - 1.1%
C&C Group PLC	149,541	565,693
Glanbia PLC	39,822	739,258
Hibernia REIT PLC	157,433	275,717
Irish Continental Group PLC	34,918	205,881
Total Produce PLC	86,535	224,295

Total Ireland		2,010,844

Italy - 23.9%
A2A SpA	776,667	1,346,595
ACEA SpA	78,207	1,163,297
Amplifon SpA	12,069	250,259
Anima Holding SpA(a)	54,722	294,281
Aquafil SpA	13,117	189,137
Ascopiave SpA	160,784	561,293
ASTM SpA	23,122	535,603
Autogrill SpA	35,310	438,235
Avio SpA	11,783	200,030
Azimut Holding SpA	56,844	879,711
Banca Farmafactoring SpA(a)	160,822	942,594
Banca Generali SpA	38,084	948,883
Banca IFIS SpA	18,970	570,987
Banca Mediolanum SpA	445,976	3,022,661
Banca Popolare di Sondrio SCPA	68,815	277,030
Banca Sistema SpA(a)	72,302	170,943
Biesse SpA	6,666	260,571
BPER Banca	117,740	647,059
Brembo SpA	47,661	644,944
Brunello Cucinelli SpA	5,889	262,996
Buzzi Unicem SpA RSP	28,152	374,705
Cairo Communication SpA	65,433	261,657
Cerved Group SpA	48,009	515,687
Credito Emiliano SpA	55,416	410,204
Datalogic SpA	9,438	348,762
De’ Longhi SpA	54,185	1,536,043
DiaSorin SpA	6,683	762,328
doBank SpA(a)	30,062	396,618
Ei Towers SpA	12,964	716,695
Enav SpA(a)	188,326	944,605
ERG SpA	46,411	1,014,926
Falck Renewables SpA	73,187	176,880
Fincantieri SpA*	115,194	157,090
FinecoBank Banca Fineco SpA	182,311	2,058,756
Gamenet Group SpA(a)	27,816	241,301
Geox SpA	71,143	201,013
Gima TT SpA(a)	22,817	375,358
Gruppo MutuiOnline SpA	11,251	187,058
Hera SpA	343,938	1,072,178
IMA Industria Macchine Automatiche SpA	6,952	605,514
Immobiliare Grande Distribuzione SIIQ SpA	75,469	606,400
Infrastrutture Wireless Italiane SpA(a)	143,121	1,103,702
Interpump Group SpA	8,689	270,259
Iren SpA	264,380	676,003
Italgas SpA	261,366	1,440,956
Maire Tecnimont SpA	97,294	437,343
MARR SpA	19,115	503,934
Massimo Zanetti Beverage Group SpA(a)	16,839	142,145
Parmalat SpA	84,799	286,131
Piaggio & C. SpA	84,361	212,160
Prysmian SpA	39,051	972,520
RAI Way SpA(a)	76,290	357,180
Reply SpA	2,893	196,583
Salvatore Ferragamo SpA	21,714	529,861
Saras SpA	488,825	1,184,831
Societa Cattolica di Assicurazioni SC	60,377	503,674
Societa Iniziative Autostradali e Servizi SpA	57,070	859,554
Technogym SpA(a)	16,751	198,510
Telecom Italia SpA RSP	2,538,680	1,658,675
Tod’s SpA	5,980	372,487

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2018

Investments	Shares	Value
Unieuro SpA(a)	16,424	$217,646
Unione di Banche Italiane SpA	242,323	931,387
Unipol Gruppo SpA	371,639	1,435,799
UnipolSai Assicurazioni SpA	1,795,642	3,967,631
Vittoria Assicurazioni SpA	19,345	314,853
Zignago Vetro SpA	23,102	215,243

Total Italy		45,559,954

Netherlands - 7.9%
Aalberts Industries N.V.	19,121	915,760
Accell Group	7,591	162,191
Arcadis N.V.	13,803	249,149
ASM International N.V.	9,846	544,436
ASR Nederland N.V.	51,791	2,115,192
BE Semiconductor Industries N.V.	53,382	1,444,721
Boskalis Westminster	31,586	920,112
Corbion N.V.	15,296	487,547
Euronext N.V.(a)	17,938	1,140,375
ForFarmers N.V.	29,009	377,306
IMCD N.V.	7,215	484,373
Intertrust N.V.(a)	20,894	371,289
Koninklijke Volkerwessels N.V.	35,241	906,027
PostNL N.V.	324,412	1,217,737
SBM Offshore N.V.	31,956	497,159
Signify N.V.(a)	61,243	1,590,970
Sligro Food Group N.V.	15,122	792,741
TKH Group N.V. CVA	8,658	549,911
Wessanen	8,295	174,521

Total Netherlands		14,941,517

Portugal - 3.3%
Altri, SGPS, S.A.	92,460	933,782
Corticeira Amorim, SGPS, S.A.	14,897	195,150
CTT-Correios de Portugal S.A.	94,919	333,133
Mota-Engil, SGPS, S.A.*	97,046	325,755
Navigator Co. S.A. (The)	206,232	1,228,010
NOS, SGPS, S.A.	148,750	815,222
REN - Redes Energeticas Nacionais, SGPS, S.A.	270,679	758,475
Semapa-Sociedade de Investimento e Gestao	22,304	597,642
Sonae Capital, SGPS, S.A.	213,236	225,561
Sonae, SGPS, S.A.	731,666	879,885

Total Portugal		6,292,615

Spain - 11.4%
Acciona S.A.	21,219	1,756,990
Acerinox S.A.	66,114	875,351
Almirall S.A.	21,620	289,783
Applus Services S.A.	22,385	298,730
Atresmedia Corp. de Medios de Comunicacion S.A.	75,508	635,189
Bolsas y Mercados Espanoles SHMSF S.A.	50,779	1,676,638
Cellnex Telecom S.A.(a)	9,199	231,990
Cia de Distribucion Integral Logista Holdings S.A.	58,499	1,513,540
Cie Automotive S.A.	24,539	724,285
Construcciones y Auxiliar de Ferrocarriles S.A.	5,984	287,150
Distribuidora Internacional de Alimentacion S.A.	181,893	529,861
Ebro Foods S.A.	44,942	1,048,916
Ence Energia y Celulosa S.A.	53,261	472,605
Euskaltel S.A.(a)	68,609	622,011
Faes Farma S.A.	113,701	481,889
Fluidra S.A.	10,618	170,088
Global Dominion Access S.A.*(a)	16,124	87,447
Grupo Catalana Occidente S.A.	22,353	995,648
Lar Espana Real Estate Socimi S.A.	55,119	615,226
Mediaset Espana Comunicacion S.A.	141,248	1,191,010
Melia Hotels International S.A.	31,180	427,386
NH Hotel Group S.A.*	33,749	249,425
Obrascon Huarte Lain S.A.	310,809	994,668
Papeles y Cartones de Europa S.A.	26,135	517,516
Prosegur Cash S.A.(a)	263,766	711,388
Prosegur Cia de Seguridad S.A.	98,248	641,800
Sacyr S.A.	129,055	353,491
Talgo S.A.*(a)	34,019	204,155
Tecnicas Reunidas S.A.	22,798	734,386
Unicaja Banco S.A.(a)	267,614	456,494
Viscofan S.A.	13,288	905,266
Zardoya Otis S.A.*	106,948	1,021,414

Total Spain		21,721,736

TOTAL INVESTMENTS IN SECURITIES - 99.3% (Cost: $175,970,613)		189,063,773
Other Assets less Liabilities - 0.7%		1,265,526

NET ASSETS - 100.0%		$190,329,299

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Hedged SmallCap Equity Fund (EUSC)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2018	34,623,217	EUR	40,425,549	USD	$—	$(1,194)
Bank of America N.A.	7/3/2018	44,182,651	USD	37,766,823	EUR	87,978	—
Bank of America N.A.	8/2/2018	39,779,049	USD	33,996,136	EUR	682	—
Bank of Montreal	7/3/2018	26,379,731	EUR	30,800,420	USD	—	(752)
Bank of Montreal	7/3/2018	33,662,974	USD	28,774,134	EUR	67,720	—
Bank of Montreal	8/2/2018	30,307,851	USD	25,901,954	EUR	364	—
Barclays Bank PLC	7/3/2018	44,182,651	USD	37,766,177	EUR	88,732	—
Citibank N.A.	7/3/2018	34,623,217	EUR	40,425,549	USD	—	(1,194)
Citibank N.A.	7/3/2018	44,182,651	USD	37,763,466	EUR	91,897	—
Citibank N.A.	8/2/2018	39,779,049	USD	33,996,717	EUR	2	—
Credit Suisse International	7/3/2018	44,182,651	USD	37,766,371	EUR	88,505	—
Goldman Sachs	7/3/2018	34,623,395	EUR	40,425,549	USD	—	(987)
Goldman Sachs	8/2/2018	39,779,049	USD	33,996,252	EUR	546	—
Standard Chartered Bank	7/3/2018	60,000	USD	51,378	EUR	13	—
UBS AG	7/3/2018	7,996,841	EUR	9,350,826	USD	—	(14,110)
UBS AG	7/3/2018	3,946,565	EUR	4,675,413	USD	—	(67,599)
UBS AG	7/3/2018	3,305,487	EUR	3,864,723	USD	—	(5,400)
UBS AG	7/3/2018	34,623,573	EUR	40,425,549	USD	—	(779)
UBS AG	8/2/2018	39,779,049	USD	33,996,979	EUR	—	(304)

						$426,439	$(92,319)

CURRENCY LEGEND

EUR	Euro
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

Austria - 0.9%
Lenzing AG	1,634	$197,264
Telekom Austria AG*	24,006	200,122
Voestalpine AG	5,184	238,774

Total Austria		636,160

Belgium - 0.6%
Kinepolis Group N.V.	631	40,004
Melexis N.V.	1,122	104,144
Umicore S.A.	3,436	197,175
Warehouses De Pauw CVA	854	108,085

Total Belgium		449,408

Denmark - 7.3%
Chr Hansen Holding A/S	2,553	235,797
Coloplast A/S Class B	6,632	662,836
Dfds A/S	1,311	83,696
Novo Nordisk A/S Class B	61,105	2,834,299
Orsted A/S(a)	11,109	671,954
Pandora A/S	3,547	247,787
Royal Unibrew A/S	2,198	175,144
Vestas Wind Systems A/S	4,748	293,890

Total Denmark		5,205,403

Finland - 3.3%
DNA Oyj	4,428	105,983
Huhtamaki Oyj	3,376	124,911
Kone Oyj Class B	17,415	887,734
Neste Oyj	3,730	292,653
Nokian Renkaat Oyj	5,130	202,686
Orion Oyj Class B	7,076	190,760
Stora Enso Oyj Class R	14,120	276,302
Wartsila Oyj Abp	15,898	312,394

Total Finland		2,393,423

France - 9.5%
Airbus SE	11,968	1,400,957
Altran Technologies S.A.	4,238	61,455
BioMerieux	1,048	94,339
Cie Plastic Omnium S.A.	2,194	92,756
Eurazeo S.A.	1,437	108,971
Faurecia S.A.	2,197	156,779
Hermes International	763	466,623
Ipsen S.A.	1,197	187,762
LVMH Moet Hennessy Louis Vuitton SE	7,316	2,436,121
Rubis SCA	2,698	168,528
Safran S.A.	6,165	748,947
SEB S.A.	553	96,590
Teleperformance	708	125,068
Thales S.A.	3,679	473,999
Valeo S.A.	4,320	236,152

Total France		6,855,047

Germany - 7.6%
1&1 Drillisch AG	5,016	285,560
adidas AG	2,324	507,268
AURELIUS Equity Opportunities SE & Co. KGaA	3,201	190,230
Beiersdorf AG	2,080	236,148
Continental AG	3,316	757,091
CTS Eventim AG & Co. KGaA	2,204	108,541
Fielmann AG*	2,618	181,259
Fuchs Petrolub SE	1,986	93,910
Hamburger Hafen und Logistik AG	2,464	53,509
Hella GmbH & Co. KGaA	1,848	103,566
Henkel AG & Co. KGaA	5,123	569,725
Hugo Boss AG	2,070	187,933
Infineon Technologies AG	13,190	336,182
KION Group AG	1,829	131,629
ProSiebenSat.1 Media SE	16,008	406,137
Siltronic AG	486	69,538
Sixt SE	402	45,035
Symrise AG	2,406	210,965
ThyssenKrupp AG	5,367	130,463
TUI AG	21,000	460,581
United Internet AG Registered Shares	3,482	199,449
Wacker Chemie AG	1,176	153,986

Total Germany		5,418,705

Ireland - 0.8%
Glanbia PLC	5,112	94,899
Kerry Group PLC Class A	1,461	152,839
Kingspan Group PLC	1,676	83,908
Smurfit Kappa Group PLC	6,698	271,363

Total Ireland		603,009

Italy - 2.4%
Anima Holding SpA(a)	12,576	67,630
Banca IFIS SpA	2,290	68,928
Brembo SpA	5,363	72,572
De’ Longhi SpA	5,486	155,518
DiaSorin SpA	1,238	141,218
Ferrari N.V.	1,404	190,972
FinecoBank Banca Fineco SpA	20,844	235,382
Gima TT SpA(a)	3,025	49,764
IMA Industria Macchine Automatiche SpA	949	82,657
Interpump Group SpA	829	25,785
Maire Tecnimont SpA	11,145	50,098
Moncler SpA	863	39,296
RAI Way SpA(a)	14,361	67,236
Recordati SpA	6,172	245,440
Salvatore Ferragamo SpA	2,819	68,789
Saras SpA	63,983	155,084

Total Italy		1,716,369

Netherlands - 3.0%
ASML Holding N.V.	4,294	850,784
BE Semiconductor Industries N.V.	6,448	174,508
Corbion N.V.	1,470	46,855
GrandVision N.V.(a)	4,242	95,340
Koninklijke DSM N.V.	3,623	364,291
Koninklijke Vopak N.V.	4,104	189,605
TKH Group N.V. CVA	1,283	81,489
Wolters Kluwer N.V.	6,575	370,475

Total Netherlands		2,173,347

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2018

Investments	Shares	Value
Norway - 4.2%
Borregaard ASA	4,546	$49,083
Entra ASA(a)	8,237	112,382
Leroy Seafood Group ASA	22,147	149,125
Norsk Hydro ASA	78,634	470,720
Salmar ASA	6,428	269,568
Schibsted ASA Class A	1,458	44,292
Telenor ASA	76,316	1,565,103
Veidekke ASA	9,375	94,206
Yara International ASA	5,576	231,239

Total Norway		2,985,718

Portugal - 0.8%
Altri, SGPS, S.A.	7,242	73,139
Jeronimo Martins, SGPS, S.A.	32,344	467,132

Total Portugal		540,271

Spain - 5.0%
Amadeus IT Group S.A.	8,394	662,508
Atresmedia Corp. de Medios de Comunicacion S.A.	12,619	106,154
Cie Automotive S.A.	1,034	30,519
Global Dominion Access S.A.*(a)	679	3,685
Grifols S.A.	7,481	225,174
Industria de Diseno Textil S.A.	63,454	2,167,749
Prosegur Cash S.A.(a)	34,432	92,865
Prosegur Cia de Seguridad S.A.	14,775	96,517
Zardoya Otis S.A.*	23,891	228,172

Total Spain		3,613,343

Sweden - 7.3%
AAK AB	5,116	81,549
AddTech AB Class B	1,791	39,680
AF AB Class B	2,528	57,873
Ahlsell AB(a)	16,502	97,488
Assa Abloy AB Class B	19,215	410,032
Atlas Copco AB Class A	21,604	629,815
Atlas Copco AB Class B	10,606	278,191
Bonava AB Class B	3,987	46,840
Electrolux AB Series B	10,176	232,048
Hexagon AB Class B	4,006	223,675
Hexpol AB	7,936	82,678
Husqvarna AB Class B	11,449	108,808
Indutrade AB	3,092	73,965
Intrum AB	5,783	134,394
Investment AB Latour Class B	17,925	194,157
JM AB	3,844	68,750
Lifco AB Class B	1,383	49,316
Loomis AB Class B	2,181	75,918
Nibe Industrier AB Class B	8,730	93,819
Nobia AB	8,163	62,915
Peab AB	15,628	118,180
Sandvik AB	28,149	500,301
Securitas AB Class B	11,304	186,315
SKF AB Class B	13,582	253,087
Sweco AB Class B	3,156	74,508
Thule Group AB(a)	2,864	71,328
Volvo AB Class A	12,230	195,494
Volvo AB Class B	49,626	794,371

Total Sweden		5,235,495

Switzerland - 15.5%
Bobst Group S.A. Registered Shares	422	43,180
Bucher Industries AG Registered Shares	182	60,926
Cie Financiere Richemont S.A. Registered Shares	8,558	725,010
EMS-Chemie Holding AG Registered Shares	737	472,431
Galenica AG*(a)	1,922	102,008
GAM Holding AG*	6,959	96,015
Givaudan S.A. Registered Shares	272	616,893
Kuehne + Nagel International AG Registered Shares	4,839	727,105
Logitech International S.A. Registered Shares	3,982	175,129
Lonza Group AG Registered Shares*	827	219,462
Oriflame Holding AG	2,171	70,085
Partners Group Holding AG	806	590,528
Roche Holding AG Bearer Shares	5,194	1,171,717
Roche Holding AG Genusschein	19,496	4,330,372
SGS S.A. Registered Shares	233	619,957
Sonova Holding AG Registered Shares	1,349	241,623
Straumann Holding AG Registered Shares	228	173,362
Sunrise Communications Group AG*(a)	2,446	199,040
Swatch Group AG (The) Bearer Shares	494	234,376
Swatch Group AG (The) Registered Shares	1,179	101,936
Vifor Pharma AG	856	136,769

Total Switzerland		11,107,924

United Kingdom - 31.5%
A.G. Barr PLC	3,957	35,890
Ashmore Group PLC	35,540	175,018
Ashtead Group PLC	8,375	251,328
Barratt Developments PLC	52,521	357,383
Beazley PLC	8,988	69,537
Bellway PLC	2,876	114,063
British American Tobacco PLC	70,659	3,572,914
Carnival PLC	4,095	235,017
Cineworld Group PLC	12,995	45,568
Compass Group PLC	24,691	527,604
Computacenter PLC	7,809	149,080
Croda International PLC	3,779	239,583
Diageo PLC	58,480	2,101,609
Domino’s Pizza Group PLC	12,858	58,889
Dunelm Group PLC	7,642	50,951
easyJet PLC	12,012	265,319
Electrocomponents PLC	17,004	170,167
esure Group PLC	22,665	65,054
FDM Group Holdings PLC	4,127	53,343
Fresnillo PLC	18,032	272,230

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Quality Dividend Growth Fund (EUDG)

June 30, 2018

Investments	Shares	Value
Halma PLC	9,491	$171,668
Hargreaves Lansdown PLC	11,162	290,533
Hays PLC	24,745	60,961
Howden Joinery Group PLC	12,842	90,911
Ibstock PLC(a)	10,991	43,417
IMI PLC	8,332	124,524
International Consolidated Airlines Group S.A.	62,365	547,709
Jardine Lloyd Thompson Group PLC	6,786	114,678
Johnson Matthey PLC	5,467	261,213
Mondi PLC	8,762	237,260
Next PLC	2,716	216,941
Pagegroup PLC	15,690	116,727
Persimmon PLC	18,950	633,725
Reckitt Benckiser Group PLC	18,402	1,515,781
Redrow PLC	6,627	46,634
RELX N.V.	25,852	551,302
RELX PLC	24,537	525,609
Renishaw PLC	1,714	119,934
Rentokil Initial PLC	15,044	69,675
Rightmove PLC	1,785	125,138
Rotork PLC	11,397	50,362
Sage Group PLC (The)	26,845	222,789
Savills PLC	4,699	53,974
Segro PLC	36,935	326,423
Smith & Nephew PLC	14,468	267,037
Spirax-Sarco Engineering PLC	1,965	169,148
SSE PLC	67,727	1,211,595
SSP Group PLC	4,024	33,698
Synthomer PLC	18,027	125,427
Telecom Plus PLC	4,501	66,912
Unilever N.V. CVA	57,644	3,216,039
Unilever PLC	38,318	2,120,706
Unite Group PLC (The)	2,649	30,112
WH Smith PLC	3,278	86,512

Total United Kingdom		22,655,621

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $69,764,667)		71,589,243
Other Assets less Liabilities - 0.3%		242,287

NET ASSETS - 100.0%		$71,831,530

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	7/3/2018	19,486	USD	16,694	EUR	$—	$(5)
Societe Generale	7/3/2018	27,063	USD	20,515	GBP	—	(22)

						$—	$(27)

CURRENCY LEGEND

EUR	Euro
GBP	British pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.0%

Austria - 0.8%
Palfinger AG	33,664	$1,275,428
POLYTEC Holding AG	75,250	1,073,627
Porr AG	72,068	2,423,319
S IMMO AG	116,184	2,268,080
Schoeller-Bleckmann Oilfield Equipment AG	7,794	940,018
Zumtobel Group AG	100,723	773,803

Total Austria		8,754,275

Belgium - 2.1%
Bekaert S.A.	158,295	5,137,924
D’ieteren S.A./N.V.	101,378	4,211,389
Econocom Group S.A./N.V.*	339,954	1,874,225
Euronav N.V.	151,915	1,395,003
Fagron	44,787	765,541
Kinepolis Group N.V.	29,545	1,873,094
Ontex Group N.V.	161,177	3,539,709
Orange Belgium S.A.	146,314	2,470,187
Recticel S.A.	134,679	1,533,134

Total Belgium		22,800,206

Denmark - 3.0%
Alm Brand A/S	535,304	5,259,510
Matas A/S	295,600	2,399,448
Per Aarsleff Holding A/S	34,038	1,202,784
Ringkjoebing Landbobank A/S	39,444	2,206,614
Scandinavian Tobacco Group A/S Class A(a)	372,901	5,630,183
Schouw & Co. A/S	39,643	3,500,561
Spar Nord Bank A/S	298,591	3,195,764
Sydbank A/S	242,340	8,331,802

Total Denmark		31,726,666

Finland - 4.7%
Aktia Bank Oyj	131,135	1,255,475
CapMan Oyj Class B	41,754	69,030
Citycon Oyj	2,565,636	5,553,675
Cramo Oyj	132,793	3,086,897
F-Secure Oyj	183,403	806,208
Finnair Oyj	260,363	2,816,439
Kemira Oyj	473,704	6,299,505
Lehto Group Oyj(b)	136,916	1,587,373
Oriola Oyj Class B	314,566	1,122,015
Raisio Oyj Class V	333,625	1,415,920
Ramirent Oyj	325,171	3,454,847
Sanoma Oyj	268,562	2,724,834
Technopolis Oyj	620,864	2,794,451
Terveystalo Oyj*(a)	66,647	841,945
Tieto Oyj	237,474	7,696,818
Tikkurila Oyj	83,327	1,430,141
Tokmanni Group Corp.	232,329	1,925,916
Uponor Oyj	74,370	1,193,923
YIT Oyj	727,583	4,336,646

Total Finland		50,412,058

France - 5.8%
Akka Technologies	12,706	909,379
Albioma S.A.	70,509	1,590,477
Beneteau S.A.	77,421	1,451,710
Bonduelle SCA	34,281	1,238,768
Chargeurs S.A.	47,228	1,409,406
Coface S.A.	393,541	4,374,240
Derichebourg S.A.	308,358	1,951,328
Direct Energie	26,379	1,296,014
Europcar Groupe S.A.(a)	174,571	1,821,136
Gaztransport Et Technigaz S.A.	129,719	7,951,308
Interparfums S.A.	41,889	1,763,116
IPSOS(b)	88,201	3,015,229
Jacquet Metal Service S.A.	33,204	1,058,349
Kaufman & Broad S.A.	72,999	3,441,588
Lectra	46,649	1,071,872
LISI	50,674	1,919,887
Maisons du Monde S.A.(a)	27,904	1,027,552
Mersen S.A.	25,616	1,019,862
Neopost S.A.	176,633	4,747,367
Nexans S.A.	59,362	2,046,669
Oeneo S.A.	88,767	1,052,982
Rallye S.A.	292,708	3,349,163
Tarkett S.A.	106,702	3,074,634
Television Francaise 1	560,072	5,904,828
Vilmorin & Cie S.A.	41,665	2,811,738

Total France		61,298,602

Georgia - 0.2%
Bank of Georgia Group PLC*	94,477	2,351,223

Germany - 7.8%
alstria office REIT-AG	442,473	6,648,765
AURELIUS Equity Opportunities SE & Co. KGaA	188,357	11,193,740
BayWa AG	58,966	1,996,528
bet-at-home.com AG	60,457	4,598,717
Bilfinger SE	68,287	3,472,974
CANCOM SE	15,224	1,555,294
CompuGroup Medical SE	29,151	1,497,552
CropEnergies AG	270,921	1,597,385
Deutz AG	200,788	1,550,755
Elmos Semiconductor AG	29,122	768,432
ElringKlinger AG	173,355	2,224,384
Encavis AG	291,805	2,129,357
Grammer AG	21,357	1,486,148
Hamburger Hafen und Logistik AG	152,743	3,317,034
Indus Holding AG	38,292	2,387,399
Jenoptik AG	38,921	1,525,950
Kloeckner & Co. SE	202,080	2,130,526
Koenig & Bauer AG	17,506	1,265,183
Leoni AG	61,548	3,125,927
MLP SE	333,649	2,076,313
NORMA Group SE	34,726	2,381,981
OHB SE	25,115	821,045
Pfeiffer Vacuum Technology AG	9,706	1,596,713
RHOEN-KLINIKUM AG	40,783	1,189,453
RIB Software SE	37,133	862,758
Sixt Leasing SE	41,011	830,281
SMA Solar Technology AG	21,944	909,023
Takkt AG	143,479	2,623,347
VERBIO Vereinigte BioEnergie AG	205,304	1,291,998
Vossloh AG	30,819	1,500,480

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2018

Investments	Shares	Value
VTG AG	37,752	$2,142,160
Wacker Neuson SE	121,234	3,080,059
Washtec AG	30,644	2,708,426
Wuestenrot & Wuerttembergische AG	205,069	4,209,152

Total Germany		82,695,239

Ireland - 1.8%
C&C Group PLC	929,872	3,517,579
FBD Holdings PLC	47,419	586,859
Grafton Group PLC	316,861	3,329,954
Greencore Group PLC	1,589,701	3,901,676
Hibernia REIT PLC	747,518	1,309,148
Hostelworld Group PLC(a)	268,499	1,116,631
Irish Continental Group PLC	290,137	1,710,685
Origin Enterprises PLC	340,224	2,450,901
Total Produce PLC	389,052	1,008,408

Total Ireland		18,931,841

Italy - 11.0%
Anima Holding SpA(a)	801,082	4,308,009
Aquafil SpA	77,874	1,122,885
Ascopiave SpA	576,378	2,012,122
ASTM SpA	169,863	3,934,741
Banca Farmafactoring SpA(a)	1,080,947	6,335,542
Banca IFIS SpA	141,045	4,245,377
Banca Popolare di Sondrio SCPA	615,921	2,479,522
Biesse SpA	23,186	906,331
BPER Banca	901,498	4,954,327
Brunello Cucinelli SpA	41,078	1,834,495
Cairo Communication SpA	365,552	1,461,791
Cementir Holding SpA	191,938	1,519,380
Cerved Group SpA	388,537	4,173,456
CIR-Compagnie Industriali Riunite SpA	1,184,855	1,449,780
Cofide SpA	176,486	87,883
Credito Emiliano SpA	440,072	3,257,532
Datalogic SpA	63,897	2,361,184
doBank SpA(a)	192,196	2,535,704
Ei Towers SpA	81,676	4,515,337
El.En. SpA	24,096	787,732
Enav SpA(a)	1,602,742	8,039,028
ePrice SpA*	51,906	92,238
Falck Renewables SpA	571,628	1,381,527
Gamenet Group SpA(a)	196,983	1,708,808
Geox SpA	494,246	1,396,478
Gima TT SpA(a)	154,539	2,542,288
Gruppo MutuiOnline SpA	76,708	1,275,341
Immobiliare Grande Distribuzione SIIQ SpA	559,733	4,497,501
Maire Tecnimont SpA	722,457	3,247,494
MARR SpA	144,792	3,817,194
OVS SpA*(a)	988,322	3,226,349
Piaggio & C. SpA	655,131	1,647,591
RAI Way SpA(a)	301,281	1,410,561
Reply SpA	17,194	1,168,357
SAES Getters SpA	41,597	1,063,609
Salini Impregilo SpA	805,756	2,099,778
Saras SpA	3,903,768	9,462,089
Societa Cattolica di Assicurazioni SC	572,406	4,775,096
Technogym SpA(a)	131,627	1,559,864
Tod’s SpA(b)	56,555	3,522,744
Unieuro SpA(a)	127,785	1,693,368
Vittoria Assicurazioni SpA	101,131	1,645,973
Zignago Vetro SpA	141,542	1,318,754

Total Italy		116,875,160

Netherlands - 5.0%
Accell Group	63,041	1,346,945
AMG Advanced Metallurgical Group N.V.	13,301	748,526
Amsterdam Commodities N.V.	50,909	1,393,841
Arcadis N.V.	167,582	3,024,911
BE Semiconductor Industries N.V.	436,989	11,826,592
BinckBank N.V.	408,989	2,318,337
Brunel International N.V.	47,494	804,049
Corbion N.V.	87,104	2,776,364
ForFarmers N.V.	192,269	2,500,749
Intertrust N.V.(a)	245,284	4,358,726
Kendrion N.V.	30,439	1,243,867
Koninklijke BAM Groep N.V.	476,281	2,004,120
Koninklijke Volkerwessels N.V.	152,662	3,924,858
PostNL N.V.	2,285,286	8,578,221
Sligro Food Group N.V.	94,907	4,975,311
Wessanen	48,685	1,024,296

Total Netherlands		52,849,713

Norway - 6.1%
ABG Sundal Collier Holding ASA	2,463,518	1,804,476
American Shipping Co. ASA	249,104	900,092
Atea ASA*	327,980	4,724,290
Austevoll Seafood ASA	424,593	5,094,866
Borregaard ASA	165,102	1,782,609
Entra ASA(a)	419,236	5,719,847
Europris ASA*(a)	780,943	2,333,132
Grieg Seafood ASA	281,757	2,969,539
Kongsberg Gruppen ASA	161,723	3,436,693
Norway Royal Salmon ASA	98,709	2,201,769
NRC Group ASA*	171,389	1,328,988
Ocean Yield ASA	878,378	7,662,529
Sbanken ASA(a)	81,588	856,882
Scatec Solar ASA(a)	124,827	843,881
Selvaag Bolig ASA	412,379	2,114,920
SpareBank 1 Nord Norge	485,805	3,629,948
SpareBank 1 SMN	461,586	4,785,534
SpareBank 1 SR-Bank ASA	562,594	5,963,894
Sparebanken Vest	231,115	1,318,567
Veidekke ASA	355,104	3,568,293
XXL ASA(a)	268,420	2,173,601

Total Norway		65,214,350

Portugal - 3.1%
Altri, SGPS, S.A.	532,002	5,372,854
Corticeira Amorim, SGPS, S.A.	146,103	1,913,937
CTT-Correios de Portugal S.A.	1,028,920	3,611,156
Mota-Engil, SGPS, S.A.*	703,207	2,360,460
REN - Redes Energeticas Nacionais, SGPS, S.A.	3,012,815	8,442,273
Semapa-Sociedade de Investimento e Gestao	104,892	2,810,611

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2018

Investments	Shares	Value
Sonae Capital, SGPS, S.A.	1,251,790	$1,324,145
Sonae, SGPS, S.A.	5,523,041	6,641,882

Total Portugal		32,477,318

Spain - 5.8%
Almirall S.A.	202,306	2,711,604
Applus Services S.A.	119,861	1,599,557
Atresmedia Corp. de Medios de Comunicacion S.A.	923,226	7,766,363
Construcciones y Auxiliar de Ferrocarriles S.A.	37,915	1,819,402
Distribuidora Internacional de Alimentacion S.A.	3,379,755	9,845,356
Ence Energia y Celulosa S.A.	454,639	4,034,186
Euskaltel S.A.(a)	471,198	4,271,895
Faes Farma S.A.	662,507	2,807,843
Fluidra S.A.	86,707	1,388,942
Lar Espana Real Estate Socimi S.A.	390,100	4,354,211
Obrascon Huarte Lain S.A.(b)	2,492,585	7,976,910
Papeles y Cartones de Europa S.A.	160,607	3,180,285
Sacyr S.A.	841,955	2,306,177
Talgo S.A.*(a)	213,281	1,279,944
Tecnicas Reunidas S.A.(b)	213,166	6,866,656

Total Spain		62,209,331

Sweden - 13.1%
Acando AB	375,518	1,318,049
AddTech AB Class B	76,445	1,693,651
AF AB Class B	130,218	2,981,069
Alimak Group AB(a)	68,430	1,049,474
Ambea AB(a)	136,668	1,099,944
Arjo AB Class B	336,122	1,200,436
Atrium Ljungberg AB Class B	222,264	3,592,597
Attendo AB(a)	146,632	1,298,151
Avanza Bank Holding AB	48,270	2,482,026
Beijer Ref AB	99,418	1,804,771
Bergman & Beving AB	122,119	1,292,720
Betsson AB	395,567	2,404,531
Bilia AB Class A	414,600	3,241,814
BioGaia AB Class B	27,962	1,248,694
Biotage AB	71,598	918,785
Bonava AB Class B	284,999	3,348,244
Bravida Holding AB(a)	313,173	2,490,751
Bufab AB	67,490	855,507
Bulten AB	93,188	1,087,506
Byggmax Group AB	266,161	1,160,326
Catena AB	69,186	1,351,857
Clas Ohlson AB Class B	400,077	3,188,631
Cloetta AB Class B	544,194	1,653,386
Coor Service Management Holding AB(a)	299,951	2,098,919
Duni AB	136,608	1,957,651
Dustin Group AB(a)	189,844	1,712,543
Evolution Gaming Group AB(a)	42,084	2,620,254
Fagerhult AB	143,541	1,230,672
Granges AB	147,295	1,931,333
Gunnebo AB	29,662	88,528
Hemfosa Fastigheter AB	433,375	5,076,872
HIQ International AB	241,705	1,675,400
Inwido AB	266,272	1,907,896
ITAB Shop Concept AB Class B	281,795	1,118,234
JM AB	340,274	6,085,831
KappAhl AB	556,772	2,001,852
KNOW IT AB	49,308	950,223
Kungsleden AB	470,267	3,248,659
Lagercrantz Group AB Class B	120,667	1,316,465
LeoVegas AB(a)	118,952	944,064
Lindab International AB	154,070	1,129,778
Mekonomen AB	161,173	2,230,407
Modern Times Group MTG AB Class B	150,061	6,286,929
Mycronic AB	179,761	2,013,420
NCC AB Class B	356,025	5,927,780
NetEnt AB*	689,648	3,692,616
Nobia AB	541,100	4,170,450
Nobina AB(a)	366,485	2,810,292
Nolato AB Class B	30,601	2,473,119
Paradox Interactive AB	43,271	899,665
Peab AB	1,011,553	7,649,403
Platzer Fastigheter Holding AB Class B	213,698	1,397,422
Pricer AB Class B	107,770	106,011
Ratos AB Class B	884,268	2,961,398
Resurs Holding AB(a)	789,760	5,084,974
Rottneros AB	782,942	1,039,722
Scandi Standard AB	199,925	1,280,539
Scandic Hotels Group AB(a)	138,106	1,192,565
SkiStar AB	74,151	1,546,677
Thule Group AB(a)	153,099	3,812,928
Wihlborgs Fastigheter AB	313,811	3,635,521

Total Sweden		140,069,932

Switzerland - 3.1%
Ascom Holding AG Registered Shares	79,329	1,438,060
Autoneum Holding AG	10,600	2,476,660
Bobst Group S.A. Registered Shares	26,496	2,711,107
Comet Holding AG*	10,146	1,093,330
EFG International AG	623,340	4,670,577
GAM Holding AG*	503,953	6,953,176
Huber + Suhner AG Registered Shares	25,668	1,563,940
Implenia AG Registered Shares	33,621	2,559,794
Mobilezone Holding AG Registered Shares	204,882	2,067,494
Oriflame Holding AG	137,145	4,427,395
Swissquote Group Holding S.A. Registered Shares	21,277	1,176,401
u-blox Holding AG*	5,893	1,168,570
Ypsomed Holding AG*	8,162	1,187,783

Total Switzerland		33,494,287

United Kingdom - 25.6%
A.G. Barr PLC	179,168	1,625,076
AA PLC	1,043,063	1,709,675
Aggreko PLC	491,815	4,389,397
Ascential PLC	269,310	1,609,250
BCA Marketplace PLC	1,137,284	3,303,300
Big Yellow Group PLC	233,144	2,934,954
Bodycote PLC	147,654	1,909,440

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2018

Investments	Shares	Value
Bovis Homes Group PLC	237,674	$3,594,456
Brewin Dolphin Holdings PLC	505,385	2,370,018
Card Factory PLC	1,961,350	5,101,263
Central Asia Metals PLC	534,373	1,777,876
Chesnara PLC	337,170	1,611,439
Civitas Social Housing PLC	1,599,479	2,259,533
CMC Markets PLC(a)	705,277	1,856,698
Coats Group PLC	983,000	1,008,396
Computacenter PLC	117,946	2,251,686
Concentric AB	77,020	1,324,131
Connect Group PLC	558,713	227,562
ContourGlobal PLC(a)	277,241	863,825
Costain Group PLC	250,183	1,453,339
Countryside Properties PLC(a)	520,682	2,364,762
Cranswick PLC	36,109	1,609,438
Crest Nicholson Holdings PLC	986,307	5,075,868
Dairy Crest Group PLC	346,542	2,246,434
De La Rue PLC	268,538	1,971,228
Debenhams PLC	10,009,301	1,972,967
Devro PLC	9,165	24,055
DFS Furniture PLC	480,996	1,304,997
Dignity PLC	69,054	917,156
Diploma PLC	105,746	1,830,303
Domino’s Pizza Group PLC	594,109	2,720,989
Drax Group PLC	718,675	3,110,268
Dunelm Group PLC	434,033	2,893,813
Elementis PLC	498,228	1,662,882
EMIS Group PLC	110,372	1,296,896
Equiniti Group PLC(a)	375,081	1,223,146
Essentra PLC	531,343	3,370,034
esure Group PLC	1,006,077	2,887,667
Euromoney Institutional Investor PLC	85,712	1,518,625
FDM Group Holdings PLC	126,128	1,630,236
Ferrexpo PLC	703,715	1,702,539
Fidessa Group PLC	77,910	3,975,567
Forterra PLC(a)	391,797	1,585,433
Galliford Try PLC	328,170	3,784,584
Games Workshop Group PLC	66,121	2,618,889
Genus PLC	30,209	1,051,328
Go-Ahead Group PLC (The)	128,251	2,688,856
Greene King PLC	783,594	5,954,815
Greggs PLC	161,912	2,128,025
Halfords Group PLC	436,012	1,997,488
Hastings Group Holdings PLC(a)	1,482,037	4,981,657
Headlam Group PLC	243,019	1,565,728
Helical PLC	258,639	1,157,577
Hill & Smith Holdings PLC	78,347	1,529,843
Hilton Food Group PLC	105,436	1,383,667
Hochschild Mining PLC	408,223	1,026,712
Ibstock PLC(a)	606,900	2,397,370
Inmarsat PLC	1,019,769	7,404,928
ITE Group PLC	720,568	761,064
J D Wetherspoon PLC	58,983	981,191
James Fisher & Sons PLC	45,734	1,055,448
James Halstead PLC	193,541	1,027,201
John Laing Group PLC(a)	410,155	1,492,394
John Menzies PLC	180,527	1,494,397
Johnson Service Group PLC	728,127	1,324,685
Just Group PLC	1,136,558	2,025,731
Kcom Group PLC	1,259,686	1,609,882
Keller Group PLC	109,148	1,461,201
Kier Group PLC	308,278	3,907,240
Lookers PLC	897,070	1,283,843
Low & Bonar PLC	259,304	166,038
M&C Saatchi PLC	101,929	477,730
Marshalls PLC	347,484	1,871,765
Marston’s PLC	2,845,052	3,737,401
McCarthy & Stone PLC(a)	1,258,932	1,630,526
McColl’s Retail Group PLC	222,247	613,251
Mears Group PLC	384,430	1,730,725
Millennium & Copthorne Hotels PLC	206,611	1,445,725
MJ Gleeson PLC	115,133	1,206,915
Moneysupermarket.com Group PLC	807,145	3,355,680
Morgan Advanced Materials PLC	353,489	1,524,223
Morgan Sindall Group PLC	69,488	1,319,244
N Brown Group PLC	1,113,068	2,487,912
NCC Group PLC	343,765	929,497
Northgate PLC	338,423	1,817,595
Numis Corp. PLC	295,226	1,613,657
OneSavings Bank PLC	410,799	2,226,920
Pagegroup PLC	654,719	4,870,855
Pan African Resources PLC	5,306,753	497,443
PayPoint PLC	178,676	2,205,638
Pendragon PLC	3,804,235	1,228,012
Pets at Home Group PLC(b)	1,556,162	2,660,608
Photo-Me International PLC	1,491,086	2,007,979
Polar Capital Holdings PLC	220,357	2,100,489
Polypipe Group PLC	308,860	1,569,924
PZ Cussons PLC	863,954	2,570,993
QinetiQ Group PLC	614,244	2,187,148
Rank Group PLC	840,865	2,124,832
Reach PLC	158,345	159,927
Redde PLC	953,199	2,214,892
Renewi PLC	1,661,647	1,711,157
Restaurant Group PLC (The)	473,181	1,757,955
RPS Group PLC	484,728	1,635,104
RWS Holdings PLC	229,509	1,299,910
Safestore Holdings PLC	283,692	2,058,122
Saga PLC	3,967,292	6,578,701
Savills PLC	220,722	2,535,253
Senior PLC	408,370	1,637,940
SIG PLC	633,557	1,168,526
Soco International PLC	737,542	938,686
Softcat PLC	145,074	1,467,151
Spire Healthcare Group PLC(a)	313,763	1,038,100
Spirent Communications PLC	855,484	1,307,907
St. Modwen Properties PLC	221,350	1,228,566
Stagecoach Group PLC	2,395,713	4,478,725
SThree PLC	243,685	1,174,297
Stock Spirits Group PLC	409,562	1,232,852
Superdry PLC	102,268	1,514,917
Synthomer PLC	367,480	2,556,823
TalkTalk Telecom Group PLC	2,728,535	3,782,467
TBC Bank Group PLC	80,059	1,845,486
Ted Baker PLC	52,249	1,485,867
Telecom Plus PLC	179,548	2,669,164
TT electronics PLC	360,893	1,155,438
Tyman PLC	373,934	1,626,697
Ultra Electronics Holdings PLC	106,581	2,321,775
Vedanta Resources PLC	847,692	7,238,765
Vesuvius PLC	349,130	2,756,416
Virgin Money Holdings UK PLC	398,843	1,931,995
Watkin Jones PLC	533,273	1,443,311
Wincanton PLC	355,688	1,220,953

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe SmallCap Dividend Fund (DFE)

June 30, 2018

Investments	Shares	Value
XPS Pensions Group PLC*	2,345	$5,697

Total United Kingdom		273,530,628

TOTAL COMMON STOCKS (Cost: $1,054,655,702)		1,055,690,829

RIGHTS - 0.0%

United Kingdom - 0.0%
ITE Group PLC, expiring 7/10/18* (Cost $638,996)	1,220,539	385,129

EXCHANGE-TRADED FUND - 0.7%

United States - 0.7%
WisdomTree International MidCap Dividend Fund(c) (Cost: $7,508,138)	108,366	7,072,713

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.1%

United States - 1.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(d) (Cost: $11,658,596)(e)	11,658,596	11,658,596

TOTAL INVESTMENTS IN SECURITIES - 100.8% (Cost: $1,074,461,432)		1,074,807,267
Other Assets less Liabilities - (0.8)%		(8,180,526)

NET ASSETS - 100.0%		$1,066,626,741

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(e)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $13,808,588 and the total market value of the collateral held by the Fund was $15,539,454. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,880,858.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/2/2018	48,678	GBP	55,000	EUR	$52	$—
Citibank N.A.	7/2/2018	27,000	GBP	35,620	USD	26	—
UBS AG	7/2/2018	3,300,000	SEK	368,617	USD	263	—
UBS AG	7/2/2018	21,566	USD	18,672	EUR	—	(234)

						$341	$(234)

CURRENCY LEGEND

EUR	Euro

GBP	British pound

SEK	Swedish krona

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 98.9%

Germany - 98.9%

Aerospace & Defense - 0.7%
MTU Aero Engines AG	3,006	$577,690

Air Freight & Logistics - 3.3%
Deutsche Post AG Registered Shares	80,107	2,616,005

Airlines - 1.0%
Deutsche Lufthansa AG Registered Shares	34,523	830,331

Auto Components - 2.8%
Continental AG	7,398	1,689,071
ElringKlinger AG	456	5,851
Hella GmbH & Co. KGaA	8,232	461,341
Leoni AG	1,363	69,225

Total Auto Components		2,225,488

Automobiles - 13.2%
Bayerische Motoren Werke AG	45,486	4,122,712
Daimler AG Registered Shares	68,992	4,440,812
Volkswagen AG	12,720	2,101,451

Total Automobiles		10,664,975

Capital Markets - 2.6%
AURELIUS Equity Opportunities SE & Co. KGaA	7,247	430,677
Deutsche Bank AG Registered Shares	40,018	430,880
Deutsche Boerse AG	9,302	1,239,732

Total Capital Markets		2,101,289

Chemicals - 13.4%
BASF SE	47,391	4,532,194
Covestro AG(a)	11,238	1,002,702
Evonik Industries AG	29,239	1,001,268
Fuchs Petrolub SE	4,418	208,909
K+S AG Registered Shares	6,946	171,522
LANXESS AG	4,441	346,364
Linde AG	10,799	2,577,152
Symrise AG	5,810	509,438
Wacker Chemie AG	3,278	429,224

Total Chemicals		10,778,773

Commercial Services & Supplies - 0.2%
Bilfinger SE	2,392	121,654

Construction & Engineering - 0.7%
Hochtief AG	3,057	552,512

Construction Materials - 1.0%
HeidelbergCement AG	9,774	822,551

Diversified Telecommunication Services - 5.7%
Deutsche Telekom AG Registered Shares*	296,847	4,599,168

Electrical Equipment - 0.3%
OSRAM Licht AG	6,194	253,113

Electronic Equipment, Instruments & Components - 0.0%
Jenoptik AG	575	22,544

Food & Staples Retailing - 0.8%
METRO AG	50,907	629,135

Food Products - 0.4%
Suedzucker AG	19,361	308,331

Health Care Equipment & Supplies - 0.1%
Carl Zeiss Meditec AG Bearer Shares	1,330	90,764

Health Care Providers & Services - 2.1%
Fresenius Medical Care AG & Co. KGaA	7,973	804,101
Fresenius SE & Co. KGaA	10,982	882,156

Total Health Care Providers & Services		1,686,257

Health Care Technology - 0.1%
CompuGroup Medical SE	865	44,437

Hotels, Restaurants & Leisure - 1.2%
TUI AG	44,859	983,867

Household Products - 1.1%
Henkel AG & Co. KGaA	8,005	890,230

Independent Power & Renewable Electricity Producers - 1.1%
Uniper SE	29,314	874,121

Industrial Conglomerates - 6.3%
Indus Holding AG	1,161	72,385
Rheinmetall AG	3,882	428,587
Siemens AG Registered Shares	34,506	4,561,350

Total Industrial Conglomerates		5,062,322

Insurance - 12.1%
Allianz SE Registered Shares	23,751	4,908,851
Hannover Rueck SE	11,116	1,386,103
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	12,355	2,611,662
Talanx AG	23,494	858,024

Total Insurance		9,764,640

Internet & Catalog Retail - 0.0%
Takkt AG	1,300	23,769

IT Services - 0.2%
Bechtle AG	940	72,545
Wirecard AG	511	82,303

Total IT Services		154,848

Life Sciences Tools & Services - 0.1%
Gerresheimer AG	518	42,033

Machinery - 3.1%
DMG MORI AG	5,938	323,767

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2018

Investments	Shares	Value
Duerr AG	6,694	$310,982
GEA Group AG	8,788	296,424
KION Group AG	5,709	410,865
Krones AG	1,344	173,709
MAN SE	7,783	880,989
NORMA Group SE	721	49,456
Pfeiffer Vacuum Technology AG	156	25,663
Wacker Neuson SE	137	3,481
Washtec AG	480	42,424

Total Machinery		2,517,760

Media - 2.3%
Axel Springer SE	8,988	650,100
CTS Eventim AG & Co. KGaA	6,476	318,925
ProSiebenSat.1 Media SE	36,095	915,762

Total Media		1,884,787

Metals & Mining - 0.9%
Aurubis AG	4,555	348,341
Salzgitter AG	832	36,282
ThyssenKrupp AG	14,056	341,679

Total Metals & Mining		726,302

Multi-Utilities - 4.8%
E.ON SE	125,517	1,341,495
Innogy SE(a)	43,283	1,854,133
RWE AG	29,857	680,633

Total Multi-Utilities		3,876,261

Personal Products - 0.8%
Beiersdorf AG	5,745	652,245

Pharmaceuticals - 6.1%
Bayer AG Registered Shares	40,519	4,463,508
Merck KGaA	3,305	322,669
STADA Arzneimittel AG	1,651	155,058

Total Pharmaceuticals		4,941,235

Road & Rail - 0.3%
Sixt SE	1,493	167,256
VTG AG	839	47,607

Total Road & Rail		214,863

Semiconductors & Semiconductor Equipment - 1.3%
Infineon Technologies AG	30,136	768,095
Siltronic AG	1,660	237,518

Total Semiconductors & Semiconductor Equipment		1,005,613

Software - 4.4%
Nemetschek SE	567	68,252
RIB Software SE	396	9,201
SAP SE	29,468	3,404,412
Software AG	1,909	88,954

Total Software		3,570,819

Specialty Retail - 0.9%
CECONOMY AG	33,957	282,997
Fielmann AG*	6,383	441,932

Total Specialty Retail		724,929

Textiles, Apparel & Luxury Goods - 2.0%
adidas AG	5,655	1,234,337
Hugo Boss AG	3,990	362,247

Total Textiles, Apparel & Luxury Goods		1,596,584

Thrifts & Mortgage Finance - 0.5%
Aareal Bank AG	9,965	438,277

Trading Companies & Distributors - 0.5%
Brenntag AG	6,966	388,114
Kloeckner & Co. SE	3,316	34,961

Total Trading Companies & Distributors		423,075

Transportation Infrastructure - 0.5%
Fraport AG Frankfurt Airport Services Worldwide	3,884	374,662
Hamburger Hafen und Logistik AG	2,357	51,186

Total Transportation Infrastructure		425,848

TOTAL INVESTMENTS IN SECURITIES - 98.9% (Cost: $78,557,946)		79,719,445
Other Assets less Liabilities - 1.1%		924,823

NET ASSETS - 100.0%		$80,644,268

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2018	15,202,464	EUR	17,750,169	USD	$—	$(524)
Bank of America N.A.	7/3/2018	18,878,688	USD	16,137,286	EUR	37,592	—
Bank of America N.A.	8/2/2018	16,809,102	USD	14,365,465	EUR	288	—
Barclays Bank PLC	7/3/2018	18,878,688	USD	16,137,010	EUR	37,914	—
Canadian Imperial Bank of Commerce	7/3/2018	18,878,688	USD	16,136,458	EUR	38,558	—
Citibank N.A.	7/3/2018	15,202,464	EUR	17,750,169	USD	—	(524)
Citibank N.A.	8/2/2018	16,809,102	USD	14,365,710	EUR	1	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Germany Hedged Equity Fund (DXGE)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	7/3/2018	1,372,044	EUR	1,605,331	USD	$—	$(3,401)
Credit Suisse International	7/3/2018	14,383,764	USD	12,294,929	EUR	28,813	—
Goldman Sachs	7/3/2018	15,202,542	EUR	17,750,169	USD	—	(433)
Goldman Sachs	8/2/2018	16,809,102	USD	14,365,514	EUR	231	—
State Street Bank and Trust	7/3/2018	1,850,212	EUR	2,163,236	USD	—	(3,021)
State Street Bank and Trust	7/3/2018	11,583,002	EUR	13,523,942	USD	—	(203)
State Street Bank and Trust	7/3/2018	18,878,688	USD	16,136,376	EUR	38,655	—
State Street Bank and Trust	8/2/2018	12,806,939	USD	10,945,204	EUR	121	—
UBS AG	7/3/2018	1,357,386	EUR	1,605,331	USD	—	(20,515)
UBS AG	7/3/2018	15,202,620	EUR	17,750,169	USD	—	(342)
UBS AG	8/2/2018	16,809,102	USD	14,365,821	EUR	—	(129)

						$182,173	$(29,092)

CURRENCY LEGEND

EUR	Euro

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 5.8%
Aristocrat Leisure Ltd.	15,862	$362,137
carsales.com Ltd.	15,245	170,308
Cochlear Ltd.	1,953	288,840
Crown Resorts Ltd.	73,264	730,770
CSL Ltd.	12,411	1,766,299
Domino’s Pizza Enterprises Ltd.(a)	3,425	132,146
Magellan Financial Group Ltd.	12,956	223,040
Northern Star Resources Ltd.	22,140	118,760
REA Group Ltd.	3,273	219,747

Total Australia		4,012,047

Austria - 0.1%
ams AG*	859	63,827

Belgium - 0.2%
Melexis N.V.	1,525	141,551

Brazil - 0.7%
CCR S.A.	25,170	66,206
Estacio Participacoes S.A.	10,823	68,583
Localiza Rent a Car S.A.	9,976	61,530
Lojas Renner S.A.	8,305	63,398
M. Dias Branco S.A.	2,161	21,007
Natura Cosmeticos S.A.	700	5,507
Odontoprev S.A.	11,576	39,325
Smiles Fidelidade S.A.	3,114	42,088
Ultrapar Participacoes S.A.	8,291	99,020

Total Brazil		466,664

Canada - 3.0%
Alimentation Couche-Tard, Inc. Class B	5,850	253,977
Canadian Pacific Railway Ltd.	3,221	589,915
CI Financial Corp.	28,051	503,892
Constellation Software, Inc.	248	192,214
Dollarama, Inc.	2,937	113,778
Open Text Corp.	8,421	296,203
Toromont Industries Ltd.	2,233	96,521
Winpak Ltd.	460	15,386

Total Canada		2,061,886

Chile - 0.1%
Aguas Andinas S.A. Class A	107,802	59,068

China - 3.3%
AAC Technologies Holdings, Inc.	8,000	112,677
Anhui Conch Cement Co., Ltd. Class H	16,000	91,773
ANTA Sports Products Ltd.	28,000	148,290
Beijing Enterprises Water Group Ltd.*	62,000	33,823
Brilliance China Automotive Holdings Ltd.	22,000	39,707
China Conch Venture Holdings Ltd.	19,500	71,334
China Gas Holdings Ltd.	28,000	112,600
China Medical System Holdings Ltd.	19,000	37,974
China State Construction International Holdings Ltd.	30,000	30,782
China Yongda Automobiles Services Holdings Ltd.(a)	2,000	1,966
CIFI Holdings Group Co., Ltd.	160,000	101,766
CSPC Pharmaceutical Group Ltd.	116,400	351,628
Geely Automobile Holdings Ltd.	24,000	62,253
Guangzhou Automobile Group Co., Ltd. Class H	36,400	35,586
Haier Electronics Group Co., Ltd.	3,000	10,267
Haitian International Holdings Ltd.	20,000	47,212
Kingboard Laminates Holdings Ltd.	22,000	27,172
Logan Property Holdings Co., Ltd.(a)	82,000	110,999
Minth Group Ltd.	14,000	59,155
Shenzhou International Group Holdings Ltd.	17,200	212,329
Sihuan Pharmaceutical Holdings Group Ltd.	85,000	18,960
Sino Biopharmaceutical Ltd.	32,250	49,492
SITC International Holdings Co., Ltd.	23,000	25,652
Sunny Optical Technology Group Co., Ltd.	3,000	55,829
Tencent Holdings Ltd.	8,100	406,577
TravelSky Technology Ltd. Class H*	7,000	20,388
Zhou Hei Ya International Holdings Co., Ltd.*(a)(b)	4,000	3,238
Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,600	17,116

Total China		2,296,545

Denmark - 2.9%
Ambu A/S Class B	1,140	38,444
Chr Hansen Holding A/S	5,730	529,227
Dfds A/S	3,432	219,102
DSV A/S	1,611	130,162
Pandora A/S	14,063	982,416
SimCorp A/S	1,521	123,224

Total Denmark		2,022,575

Finland - 0.2%
Konecranes Oyj	4,007	165,334

France - 1.2%
Cie Plastic Omnium S.A.	3,961	167,459
Direct Energie(a)	429	21,077
Ipsen S.A.	1,449	227,291
Sartorius Stedim Biotech	1,508	157,580
SEB S.A.	1,043	182,176
Trigano S.A.	259	46,024

Total France		801,607

Germany - 4.5%
adidas AG	4,344	948,180

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2018

Investments	Shares	Value
AURELIUS Equity Opportunities SE & Co. KGaA	5,140	$305,462
CompuGroup Medical SE	807	41,457
Covestro AG(b)	8,167	728,694
CTS Eventim AG & Co. KGaA	5,360	263,965
Diebold Nixdorf AG	1,782	119,009
Fuchs Petrolub SE	3,236	153,017
Nemetschek SE	689	82,938
United Internet AG Registered Shares	6,530	374,039
Wirecard AG	441	71,029

Total Germany		3,087,790

Hong Kong - 2.2%
Galaxy Entertainment Group Ltd.	95,000	735,617
PCCW Ltd.	1,134,000	638,877
Vitasoy International Holdings Ltd.	38,000	121,574

Total Hong Kong		1,496,068

India - 2.2%
Adani Ports & Special Economic Zone Ltd.	3,839	20,908
Alkem Laboratories Ltd.	160	4,416
Asian Paints Ltd.	2,655	48,998
Aurobindo Pharma Ltd.	1,302	11,537
Bharat Forge Ltd.	3,409	30,485
Biocon Ltd.	607	5,489
Cadila Healthcare Ltd.*	1,166	6,423
Cipla Ltd.	813	7,317
Cummins India Ltd.	482	4,556
Dabur India Ltd.	1,695	9,684
Eicher Motors Ltd.	17	7,094
Emami Ltd.	588	4,541
Endurance Technologies Ltd.(b)	203	3,701
Godrej Consumer Products Ltd.	1,284	22,970
Hero MotoCorp Ltd.	1,987	100,735
Hindustan Unilever Ltd.	10,446	250,214
Hindustan Zinc Ltd.	720	2,885
Indraprastha Gas Ltd.	732	2,717
InterGlobe Aviation Ltd.(b)	789	12,535
ITC Ltd.	40,779	158,438
Kansai Nerolac Paints Ltd.	464	2,995
Marico Ltd.	2,191	10,606
Maruti Suzuki India Ltd.	806	103,823
Motherson Sumi Systems Ltd.	5,789	24,055
Motilal Oswal Financial Services Ltd.	152	1,722
Natco Pharma Ltd.	380	4,469
Nestle India Ltd.	107	15,320
Pidilite Industries Ltd.	2,828	43,897
Sun Pharmaceutical Industries Ltd.	5,902	48,584
Sun TV Network Ltd.	451	5,149
Tata Consultancy Services Ltd.	17,114	461,540
Torrent Pharmaceuticals Ltd.	697	14,254
UPL Ltd.*	3,513	31,728
Vakrangee Ltd.	884	862
Whirlpool of India Ltd.	165	3,691
Zee Entertainment Enterprises Ltd.	1,819	14,441

Total India		1,502,779

Indonesia - 0.9%
Chandra Asri Petrochemical Tbk PT	10,300	4,025
Hanjaya Mandala Sampoerna Tbk PT	190,200	47,517
Kalbe Farma Tbk PT	209,700	17,853
Matahari Department Store Tbk PT	95,500	58,646
Pakuwon Jati Tbk PT*	75,800	2,803
Surya Citra Media Tbk PT	139,400	20,039
Telekomunikasi Indonesia Persero Tbk PT	1,251,500	327,504
Unilever Indonesia Tbk PT	25,500	82,034
United Tractors Tbk PT	16,600	36,606

Total Indonesia		597,027

Italy - 2.1%
Brembo SpA	9,839	133,140
Brunello Cucinelli SpA	1,175	52,474
De’ Longhi SpA	8,844	250,711
Ferrari N.V.	2,397	326,039
IMA Industria Macchine Automatiche SpA	1,800	156,779
Moncler SpA	3,756	171,028
Recordati SpA	8,099	322,071

Total Italy		1,412,242

Japan - 9.0%
Asahi Intecc Co., Ltd.	1,500	56,742
Fast Retailing Co., Ltd.	2,000	919,243
Fujitsu General Ltd.	2,300	36,006
Haseko Corp.	15,600	215,624
Japan Lifeline Co., Ltd.	900	22,117
Kakaku.com, Inc.	9,200	207,813
Kaken Pharmaceutical Co., Ltd.	3,000	154,110
M3, Inc.	2,300	91,676
Mixi, Inc.	4,800	121,511
MonotaRO Co., Ltd.(a)	2,000	88,476
Murata Manufacturing Co., Ltd.	7,000	1,176,726
Nihon M&A Center, Inc.	1,800	52,246
Open House Co., Ltd.	1,900	112,527
Oracle Corp.	3,400	277,795
Park24 Co., Ltd.	8,800	239,534
Pigeon Corp.	4,000	194,646
Pilot Corp.	700	38,992
Relo Group, Inc.	1,900	50,157
Ryohin Keikaku Co., Ltd.	500	176,048
Seria Co., Ltd.(a)	500	24,015
Shimano, Inc.	1,900	278,915
Start Today Co., Ltd.	5,300	192,114
Trend Micro, Inc.	7,200	410,816
USS Co., Ltd.	12,800	243,600
Yahoo Japan Corp.(a)	207,800	690,384
Zenkoku Hosho Co., Ltd.	2,000	90,823

Total Japan		6,162,656

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2018

Investments	Shares	Value
Malaysia - 0.2%
Fraser & Neave Holdings Bhd	6,700	$64,719
HAP Seng Consolidated Bhd	37,200	90,249
Hartalega Holdings Bhd	4,800	7,118

Total Malaysia		162,086

Mexico - 0.6%
America Movil S.A.B. de C.V. Series L	369,422	311,427
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	4,350	69,794
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	23,569	40,229

Total Mexico		421,450

Netherlands - 2.5%
ASML Holding N.V.	7,590	1,503,832
BE Semiconductor Industries N.V.	3,832	103,709
TKH Group N.V. CVA	1,951	123,917

Total Netherlands		1,731,458

New Zealand - 0.5%
Fisher & Paykel Healthcare Corp., Ltd.	21,339	215,124
Ryman Healthcare Ltd.	20,454	165,765

Total New Zealand		380,889

Norway - 3.5%
Entra ASA(b)	12,610	172,045
Leroy Seafood Group ASA	30,545	205,672
Marine Harvest ASA	68,938	1,371,926
Salmar ASA	12,280	514,981
Tomra Systems ASA	5,241	109,959

Total Norway		2,374,583

Philippines - 0.1%
DMCI Holdings, Inc.	96,100	18,908
Jollibee Foods Corp.	1,210	5,963
Semirara Mining & Power Corp.	36,250	20,581

Total Philippines		45,452

Poland - 0.0%
CCC S.A.	123	6,800
CD Projekt S.A.	373	16,120

Total Poland		22,920

Russia - 2.7%
Magnit PJSC GDR Reg S	6,421	115,578
MMC Norilsk Nickel PJSC ADR	39,007	700,176
Novatek PJSC GDR Reg S	1,854	274,948
Tatneft PJSC ADR	11,845	749,315

Total Russia		1,840,017

Singapore - 0.1%
First Resources Ltd.	66,000	75,512

South Africa - 1.6%
AVI Ltd.	9,961	78,634
Capitec Bank Holdings Ltd.	1,100	69,662
Clicks Group Ltd.	4,979	71,392
Discovery Ltd.	8,409	90,494
Mr. Price Group Ltd.	6,506	107,400
Naspers Ltd. Class N	697	177,222
Netcare Ltd.(a)	39,922	80,448
Pick n Pay Stores Ltd.	5,790	31,590
Rand Merchant Investment Holdings Ltd.	16,418	44,859
RMB Holdings Ltd.	29,370	162,404
Santam Ltd.	2,086	43,439
Shoprite Holdings Ltd.	8,294	133,497

Total South Africa		1,091,041

South Korea - 3.1%
BGF Co., Ltd.	16	155
Hanssem Co., Ltd.	54	5,088
Medy-Tox, Inc.	15	10,327
NAVER Corp.	22	15,061
NCSoft Corp.	189	62,915
Samsung Electronics Co., Ltd.	39,543	1,655,165
SK Holdings Co., Ltd.	328	76,224
SK Hynix, Inc.	3,673	282,437

Total South Korea		2,107,372

Spain - 6.1%
Industria de Diseno Textil S.A.	121,732	4,158,673

Sweden - 4.9%
Atlas Copco AB Class A	36,221	1,055,940
Atlas Copco AB Class B	18,042	473,234
Evolution Gaming Group AB(b)	515	32,065
Hemfosa Fastigheter AB	15,247	178,615
Indutrade AB	3,615	86,476
Intrum AB(a)	4,968	115,453
Investment AB Latour Class B	20,710	224,324
JM AB	6,236	111,531
Peab AB	24,642	186,344
Sandvik AB	51,923	922,843

Total Sweden		3,386,825

Switzerland - 10.1%
EMS-Chemie Holding AG Registered Shares	1,323	848,068
Geberit AG Registered Shares	1,753	751,904
Givaudan S.A. Registered Shares	513	1,163,479
Kuehne + Nagel International AG Registered Shares	8,197	1,231,676
Partners Group Holding AG	1,290	945,138
Roche Holding AG Bearer Shares	4,917	1,109,228
Schindler Holding AG Participation Certificate	1,204	259,000
Sonova Holding AG Registered Shares	1,970	352,852
Straumann Holding AG Registered Shares	230	174,883

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2018

Investments	Shares	Value
Temenos AG Registered Shares*	787	$118,888

Total Switzerland		6,955,116

Taiwan - 5.9%
Advantech Co., Ltd.	7,000	46,148
Catcher Technology Co., Ltd.	20,000	223,691
Eclat Textile Co., Ltd.	4,283	50,924
Feng TAY Enterprise Co., Ltd.	13,440	67,446
Formosa Plastics Corp.	194,000	715,844
Hotai Motor Co., Ltd.	10,000	88,066
Largan Precision Co., Ltd.	1,000	147,269
Nan Ya Plastics Corp.	277,000	792,246
Nien Made Enterprise Co., Ltd.	3,000	25,632
Novatek Microelectronics Corp.	39,000	175,886
Standard Foods Corp.	4,000	8,095
Taiwan Semiconductor Manufacturing Co., Ltd.	241,000	1,711,350

Total Taiwan		4,052,597

Thailand - 0.5%
Airports of Thailand PCL NVDR	47,300	89,946
Bumrungrad Hospital PCL NVDR	6,300	31,662
Central Pattana PCL NVDR	14,350	30,212
CP ALL PCL	73,456	161,302
Energy Absolute PCL NVDR	3,700	3,657
Home Product Center PCL NVDR	109,500	44,289
Minor International PCL	11,600	11,379

Total Thailand		372,447

Turkey - 0.4%
Arcelik AS	7,789	25,928
BIM Birlesik Magazalar AS	3,470	50,862
Petkim Petrokimya Holding AS	45,742	48,326
Tofas Turk Otomobil Fabrikasi AS	4,218	22,153
Tupras Turkiye Petrol Rafinerileri AS	4,262	100,475

Total Turkey		247,744

United Kingdom - 18.4%
Abcam PLC	4,508	79,396
Ashtead Group PLC	16,271	488,281
AVEVA Group PLC	2,170	76,952
British American Tobacco PLC	74,913	3,788,020
Countryside Properties PLC(b)	18,832	85,529
Croda International PLC	5,854	371,134
Domino’s Pizza Group PLC	23,877	109,355
easyJet PLC	36,196	799,490
Fevertree Drinks PLC	917	41,042
Hargreaves Lansdown PLC	19,525	508,211
Howden Joinery Group PLC	37,368	264,535
Jardine Lloyd Thompson Group PLC	12,934	218,574
JD Sports Fashion PLC	8,092	47,071
Moneysupermarket.com Group PLC	39,289	163,343
NMC Health PLC	1,438	68,005
Renishaw PLC	1,562	109,298
Rentokil Initial PLC	48,256	223,495
Rightmove PLC	2,677	187,672
Spirax-Sarco Engineering PLC	2,227	191,701
Unilever N.V. CVA	79,080	4,411,984
Unite Group PLC (The)	13,660	155,278
Victrex PLC	3,496	134,499
ZPG PLC(b)	15,640	100,890

Total United Kingdom		12,623,755

TOTAL COMMON STOCKS (Cost: $64,801,022)		68,399,603

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree Emerging Markets High Dividend Fund(a)(c)	580	24,865
WisdomTree International Equity Fund(c)	700	36,925

TOTAL EXCHANGE-TRADED FUNDS (Cost: $62,887)		61,790

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(d) (Cost: $299,070)(e)	299,070	299,070

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $65,162,979)		68,760,463
Other Assets less Liabilities - (0.1)%		(84,028)

NET ASSETS - 100.0%		$68,676,435

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(e)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,007,939 and the total market value of the collateral held by the Fund was $1,069,185. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $770,115.

ADR	-	American Depositary Receipt
CVA	-	Certificaten Van Aandelen (Certificate of Stock)
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Quality Dividend Growth Fund (DNL)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/2/2018	3,340	USD	3,333	CHF	$—	$(16)
Bank of Montreal	7/2/2018	4,281	USD	3,274	GBP	—	(42)
Bank of Montreal	7/3/2018	12,603	USD	98,915	HKD	—	(5)
State Street Bank and Trust	7/3/2018	3,895	USD	24,855	DKK	—	—

						$—	$(63)

CURRENCY LEGEND

CHF	Swiss franc

DKK	Danish krone

GBP	British pound

HKD	Hong Kong dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 12.2%
Abacus Property Group	71,023	$197,832
Aveo Group	63,094	113,279
BWP Trust	99,955	240,018
Charter Hall Group	66,350	319,628
Charter Hall Retail REIT	77,966	241,366
Cromwell Property Group	400,389	331,327
Dexus	132,950	953,814
Goodman Group	151,901	1,079,672
GPT Group (The)	241,436	902,628
Growthpoint Properties Australia Ltd.(a)	117,699	313,932
Investa Office Fund	75,958	293,516
LendLease Group	57,155	836,556
Mirvac Group	456,309	731,602
Scentre Group	799,234	2,592,356
Shopping Centres Australasia Property Group	111,502	201,839
Stockland	386,190	1,132,786
Vicinity Centres	704,291	1,347,746
Viva Energy REIT	109,491	182,019

Total Australia		12,011,916

Austria - 0.8%
BUWOG AG*	8,437	283,698
CA Immobilien Anlagen AG	7,325	244,083
IMMOFINANZ AG*	7,563	180,138
S IMMO AG	4,518	88,198

Total Austria		796,117

Belgium - 1.1%
Aedifica S.A.	1,689	154,013
Befimmo S.A.	4,217	259,964
Cofinimmo S.A.	2,872	354,098
Warehouses De Pauw CVA	2,688	340,200

Total Belgium		1,108,275

Brazil - 0.1%
BR Malls Participacoes S.A.*	6,924	17,457
Iguatemi Empresa de Shopping Centers S.A.	3,916	31,390
Multiplan Empreendimentos Imobiliarios S.A.	4,623	68,490

Total Brazil		117,337

Canada - 5.6%
Allied Properties Real Estate Investment Trust	8,833	281,015
Artis Real Estate Investment Trust	32,298	321,887
Boardwalk Real Estate Investment Trust	7,076	245,666
Canadian Apartment Properties REIT	14,001	453,733
Cominar Real Estate Investment Trust	51,202	499,000
CT Real Estate Investment Trust	4,798	47,052
Dream Global Real Estate Investment Trust	27,394	299,044
Dream Office Real Estate Investment Trust	18,761	334,159
First Capital Realty, Inc.(a)	29,135	457,584
FirstService Corp.	635	48,268
Granite Real Estate Investment Trust	6,686	272,533
H&R Real Estate Investment Trust	49,685	759,939
RioCan Real Estate Investment Trust	50,672	930,274
SmartCentres Real Estate Investment Trust	20,217	469,212
Tricon Capital Group, Inc.	9,000	75,465

Total Canada		5,494,831

Chile - 0.1%
Parque Arauco S.A.	33,283	93,672

China - 10.0%
Agile Group Holdings Ltd.	138,000	235,000
China Aoyuan Property Group Ltd.	90,000	65,962
China Jinmao Holdings Group Ltd.	669,000	335,973
China Overseas Grand Oceans Group Ltd.(a)	41,219	15,184
China Overseas Land & Investment Ltd.	904,049	2,978,754
China Resources Land Ltd.	224,000	755,189
China SCE Property Holdings Ltd.	211,000	100,048
China South City Holdings Ltd.	504,800	98,445
China Vanke Co., Ltd. Class H	125,000	437,355
CIFI Holdings Group Co., Ltd.	361,900	230,182
Country Garden Holdings Co., Ltd.	429,000	754,603
Fullshare Holdings Ltd.*(a)	107,500	53,165
Future Land Development Holdings Ltd.*(a)	70,000	63,349
Greenland Hong Kong Holdings Ltd.	75,000	27,819
Greentown China Holdings Ltd.(a)	27,500	36,875
Guangzhou R&F Properties Co., Ltd. Class H	182,000	367,459
Hopson Development Holdings Ltd.(a)	20,000	17,819
KWG Property Holding Ltd.	261,500	328,648
Logan Property Holdings Co., Ltd.(a)	178,000	240,950
Longfor Properties Co., Ltd.	108,000	291,150
Powerlong Real Estate Holdings Ltd.	202,000	108,911
Red Star Macalline Group Corp., Ltd. Class H(b)	125,600	169,378
Shenzhen Investment Ltd.	990,000	360,897
Shimao Property Holdings Ltd.	141,000	370,227
Shui On Land Ltd.	333,500	84,592
Sino-Ocean Group Holding Ltd.	1,119,700	650,802
Sunac China Holdings Ltd.(a)	39,900	139,604
Times China Holdings Ltd.	67,000	99,405
Yuexiu Property Co., Ltd.	1,604,000	306,674

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2018

Investments	Shares	Value
Yuzhou Properties Co., Ltd.	294,000	$172,755

Total China		9,897,174

Finland - 0.3%
Citycon Oyj(a)	144,420	312,617

France - 9.9%
Covivio	10,395	1,081,379
Gecina S.A.	6,549	1,095,713
ICADE	10,761	1,008,890
Klepierre S.A.	47,239	1,778,714
Mercialys S.A.	15,102	262,898
Nexity S.A.	7,023	443,604
Unibail-Rodamco SE*	91,520	991,979
Unibail-Rodamco-Westfield*	171	37,644
Unibail-Rodamco-Westfield	13,658	3,006,695

Total France		9,707,516

Germany - 4.6%
alstria office REIT-AG	17,324	260,317
Deutsche Euroshop AG	7,056	249,289
Deutsche Wohnen SE Bearer Shares	20,036	968,472
LEG Immobilien AG	5,507	598,476
TAG Immobilien AG	15,774	346,791
TLG Immobilien AG	8,295	221,202
Vonovia SE	38,998	1,855,890

Total Germany		4,500,437

Hong Kong - 18.2%
Champion REIT	706,000	468,840
Hang Lung Group Ltd.	106,649	299,062
Hang Lung Properties Ltd.	492,283	1,015,256
Henderson Land Development Co., Ltd.	349,287	1,847,620
Hui Xian REIT	1,012,634	487,387
Hysan Development Co., Ltd.	105,115	586,842
Joy City Property Ltd.	274,000	34,575
Kowloon Development Co., Ltd.	140,000	157,747
Lai Sun Development Co., Ltd.	12,000	20,037
Link REIT	221,115	2,019,373
LVGEM China Real Estate Investment Co., Ltd.(a)	60,000	22,255
New World Development Co., Ltd.	941,054	1,324,237
Sino Land Co., Ltd.	655,735	1,066,501
Sun Hung Kai Properties Ltd.	234,810	3,543,647
Sunlight Real Estate Investment Trust	234,000	161,658
Swire Pacific Ltd. Class A	71,778	760,282
Swire Pacific Ltd. Class B	242,500	431,499
Swire Properties Ltd.	433,741	1,603,285
Wharf Holdings Ltd. (The)	254,872	818,662
Wheelock & Co., Ltd.	132,231	921,097
Yuexiu Real Estate Investment Trust	543,000	364,748

Total Hong Kong		17,954,610

Indonesia - 0.0%
Pakuwon Jati Tbk PT*	620,000	22,931

Ireland - 0.3%
Green REIT PLC	119,050	205,715
Hibernia REIT PLC	26,731	46,815

Total Ireland		252,530

Israel - 1.1%
Alony Hetz Properties & Investments Ltd.	15,463	141,934
Amot Investments Ltd.	49,843	249,178
Azrieli Group Ltd.	6,722	333,111
Gazit-Globe Ltd.	22,733	209,286
Melisron Ltd.	3,486	144,276

Total Israel		1,077,785

Italy - 0.2%
Beni Stabili SpA SIIQ	275,507	241,412

Japan - 6.5%
Aeon Mall Co., Ltd.	9,330	167,622
Daibiru Corp.	4,100	41,716
Daikyo, Inc.	6,400	140,116
Daito Trust Construction Co., Ltd.	6,000	975,579
Daiwa House Industry Co., Ltd.	43,800	1,493,150
Hulic Co., Ltd.	28,600	305,456
Ichigo, Inc.(a)	17,200	80,748
Leopalace21 Corp.	19,800	108,505
Mitsubishi Estate Co., Ltd.	40,389	706,302
Mitsui Fudosan Co., Ltd.	38,908	939,286
Nomura Real Estate Holdings, Inc.	15,465	343,186
NTT Urban Development Corp.	13,500	145,037
Open House Co., Ltd.	2,500	148,061
Relo Group, Inc.	2,900	76,555
Sumitomo Realty & Development Co., Ltd.	9,279	342,543
TOC Co., Ltd.	4,900	35,700
Tokyo Tatemono Co., Ltd.	11,200	153,796
Tokyu Fudosan Holdings Corp.	34,568	244,050

Total Japan		6,447,408

Malaysia - 0.6%
IGB Real Estate Investment Trust	200,100	86,192
IOI Properties Group Bhd	186,475	73,861
KLCCP Stapled Group	40,900	81,000
SP Setia Bhd Group	154,475	118,547
Sunway Bhd	148,965	57,160
Sunway Real Estate Investment Trust	184,096	80,666
UOA Development Bhd	88,100	51,907

Total Malaysia		549,333

Mexico - 1.7%
Concentradora Fibra Danhos S.A. de C.V.	165,156	247,956
Fibra Uno Administracion S.A. de C.V.	641,319	940,979
Macquarie Mexico Real Estate Management S.A. de C.V.*	165,592	165,880
PLA Administradora Industrial S de RL de C.V.*	147,823	203,658

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2018

Investments	Shares	Value
Prologis Property Mexico S.A. de C.V.	57,567	$107,280

Total Mexico		1,665,753

Netherlands - 0.7%
Eurocommercial Properties N.V. CVA	7,327	311,047
Wereldhave N.V.(a)	8,586	337,427

Total Netherlands		648,474

New Zealand - 0.5%
Goodman Property Trust	195,796	192,217
Kiwi Property Group Ltd.	203,166	185,009
Precinct Properties New Zealand Ltd.	157,084	143,578

Total New Zealand		520,804

Norway - 0.2%
Entra ASA(b)	17,343	236,619

Philippines - 0.4%
Ayala Land, Inc.	182,900	129,890
Megaworld Corp.	358,800	28,775
Robinsons Land Corp.	63,447	22,113
SM Prime Holdings, Inc.	239,175	161,116
Vista Land & Lifescapes, Inc.	267,100	30,730

Total Philippines		372,624

Poland - 0.0%
Globe Trade Centre S.A.(a)	14,695	36,149

Singapore - 8.8%
Ascendas Real Estate Investment Trust	293,184	567,661
Ascott Residence Trust	324,888	254,954
Bukit Sembawang Estates Ltd.(a)	35,600	150,912
CapitaLand Commercial Trust	454,075	552,816
CapitaLand Ltd.	312,789	724,909
CapitaLand Mall Trust	532,586	808,546
CapitaLand Retail China Trust	147,700	164,653
CDL Hospitality Trusts	177,600	204,497
City Developments Ltd.	31,703	254,136
Frasers Centrepoint Trust	135,000	218,812
Frasers Hospitality Trust(a)	283,700	140,446
Frasers Logistics & Industrial Trust(a)	255,699	196,908
Frasers Property Ltd.(a)	146,500	177,283
GuocoLand Ltd.	64,100	95,433
Ho Bee Land Ltd.	26,400	45,888
Keppel DC REIT(a)	144,600	144,229
Keppel REIT	460,000	371,104
Mapletree Commercial Trust	413,892	476,575
Mapletree Industrial Trust	303,118	429,056
Mapletree Logistics Trust	412,675	372,270
Mapletree North Asia Commercial Trust(a)	476,600	398,477
OUE Hospitality Trust	320,200	186,695
Oxley Holdings Ltd.(a)	170,976	52,039
Parkway Life Real Estate Investment Trust(a)	76,700	153,006
SPH REIT	386,700	280,772
Starhill Global REIT	370,484	175,256
Suntec Real Estate Investment Trust	369,428	468,728
United Industrial Corp., Ltd.	26,600	63,403
UOL Group Ltd.	37,300	208,453
Wheelock Properties Singapore Ltd.	97,800	116,915
Wing Tai Holdings Ltd.	58,900	85,963
Yanlord Land Group Ltd.	120,100	140,051

Total Singapore		8,680,846

South Africa - 3.1%
Fortress REIT Ltd. Class A	207,296	232,913
Fortress REIT Ltd. Class B	120,209	131,994
Growthpoint Properties Ltd.	562,923	1,096,172
Hyprop Investments Ltd.	43,295	323,269
Redefine Properties Ltd.	1,105,194	845,854
Resilient REIT Ltd.(a)	40,192	164,947
Vukile Property Fund Ltd.	150,213	213,271

Total South Africa		3,008,420

Spain - 0.8%
Axiare Patrimonio SOCIMI S.A.	1,961	40,159
Hispania Activos Inmobiliarios SOCIMI S.A.	6,244	132,900
Inmobiliaria Colonial Socimi S.A.	22,731	251,198
Merlin Properties Socimi S.A.	26,401	383,919

Total Spain		808,176

Sweden - 1.8%
Atrium Ljungberg AB Class B	9,771	157,935
Castellum AB	28,477	462,043
Fabege AB	20,744	247,834
Hemfosa Fastigheter AB	18,708	219,159
Hufvudstaden AB Class A	13,287	190,557
Klovern AB Class B	43,791	48,657
Kungsleden AB	21,008	145,126
Wallenstam AB Class B	16,961	152,717
Wihlborgs Fastigheter AB	11,685	135,371

Total Sweden		1,759,399

Switzerland - 1.5%
Allreal Holding AG Registered Shares*	1,472	239,416
PSP Swiss Property AG Registered Shares	4,819	446,496
Swiss Prime Site AG Registered Shares*	8,562	785,967

Total Switzerland		1,471,879

Taiwan - 0.5%
Highwealth Construction Corp.	301,110	446,897

Thailand - 0.6%
Bangkok Land PCL NVDR*	1,160,800	65,170
Central Pattana PCL NVDR	50,174	105,634
Land & Houses PCL NVDR	747,211	254,859
Pruksa Holding PCL NVDR	85,700	49,149
Supalai PCL NVDR*	67,000	47,525

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-U.S. Real Estate Fund (DRW)

June 30, 2018

Investments	Shares	Value
WHA Corp. PCL NVDR	799,900	$88,368

Total Thailand		610,705

United Kingdom - 7.0%
Assura PLC	187,527	142,608
Big Yellow Group PLC	15,608	196,483
British Land Co. PLC (The)	138,173	1,226,247
Capital & Counties Properties PLC	12,685	48,115
Derwent London PLC	6,088	249,651
Grainger PLC	20,264	82,401
Great Portland Estates PLC	13,442	126,783
Hammerson PLC	101,622	701,154
Hansteen Holdings PLC	93,426	128,526
Intu Properties PLC(a)	229,559	546,142
Land Securities Group PLC	88,311	1,115,675
Londonmetric Property PLC	83,494	203,931
NewRiver REIT PLC(a)	48,386	172,480
Safestore Holdings PLC	15,967	115,837
Savills PLC	12,494	143,508
Secure Income REIT PLC	21,869	110,871
Segro PLC	83,757	740,224
Shaftesbury PLC	11,461	141,554
St. Modwen Properties PLC	10,708	59,433
Tritax Big Box REIT PLC	133,123	274,003
Unite Group PLC (The)	17,077	194,120
Workspace Group PLC	11,049	157,545

Total United Kingdom		6,877,291

TOTAL COMMON STOCKS (Cost: $95,393,799)		97,729,937

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
iShares MSCI India ETF (Cost: $58,001)	1,659	55,228

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $1,762,590)(d)	1,762,590	1,762,590

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $97,214,390)		99,547,755
Other Assets less Liabilities - (1.1)%		(1,085,219)

NET ASSETS - 100.0%		$98,462,536

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,059,351. The Fund also held collateral for securities on loan of $20,356 that were unsettled. The total market value of the collateral held by the Fund was $3,256,403. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $1,493,813.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
NVDR	-	Non-Voting Depositary Receipt

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/3/2018	13,384	USD	105,000	HKD	$—	$—
Bank of Montreal	7/3/2018	40,663	USD	4,501,578	JPY	23	—

						$23	$—

CURRENCY LEGEND

HKD	Hong Kong dollar
JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

Australia - 3.4%
AGL Energy Ltd.	3,955	$65,690
Alumina Ltd.	16,237	33,591
Amcor Ltd.	7,599	80,905
AMP Ltd.	14,782	38,881
ASX Ltd.	1,554	73,931
Aurizon Holdings Ltd.	13,138	42,031
Australia & New Zealand Banking Group Ltd.	13,933	290,714
Bank of Queensland Ltd.	4,454	33,534
Bendigo & Adelaide Bank Ltd.	4,183	33,502
BHP Billiton Ltd.	12,601	315,710
Brambles Ltd.	3,281	21,527
Coca-Cola Amatil Ltd.	3,637	24,722
Commonwealth Bank of Australia	8,447	454,786
Crown Resorts Ltd.	3,554	35,449
Fortescue Metals Group Ltd.	28,102	91,150
Harvey Norman Holdings Ltd.(a)	6,262	15,361
Insurance Australia Group Ltd.	14,803	93,294
Macquarie Group Ltd.	1,763	161,065
Mineral Resources Ltd.	574	6,790
National Australia Bank Ltd.	13,804	279,557
QBE Insurance Group Ltd.	4,629	33,312
Rio Tinto Ltd.	1,779	109,675
Sonic Healthcare Ltd.	3,013	54,608
South32 Ltd.	20,989	55,983
Suncorp Group Ltd.	8,384	90,378
Tabcorp Holdings Ltd.	19,378	63,856
Telstra Corp., Ltd.	100,319	194,196
Wesfarmers Ltd.	5,527	201,568
Westpac Banking Corp.	16,759	362,804
Woodside Petroleum Ltd.	3,327	87,166
Woolworths Group Ltd.	5,257	118,544

Total Australia		3,564,280

Austria - 0.0%
Lenzing AG	33	3,984
Oesterreichische Post AG	821	37,479
Vienna Insurance Group AG Wiener Versicherung Gruppe	299	8,155

Total Austria		49,618

Belgium - 0.8%
Ageas	1,433	72,295
Anheuser-Busch InBev S.A./N.V.	5,837	589,497
Cofinimmo S.A.	344	42,413
Elia System Operator S.A./N.V.	1,095	68,142
KBC Group N.V.	748	57,744
Proximus SADP	1,963	44,257

Total Belgium		874,348

Brazil - 0.3%
Banco Santander Brasil S.A.	5,218	39,738
BB Seguridade Participacoes S.A.	6,567	41,750
CCR S.A.	6,865	18,057
Cia de Saneamento Basico do Estado de Sao Paulo	1,674	10,134
Engie Brasil Energia S.A.	6,488	57,723
Estacio Participacoes S.A.	2,094	13,269
Itau Unibanco Holding S.A.	5,375	50,154
Multiplus S.A.	524	3,984
Porto Seguro S.A.	1,854	19,603
Qualicorp Consultoria e Corretora de Seguros S.A.	942	4,520
Transmissora Alianca de Energia Eletrica S.A.	4,305	20,924

Total Brazil		279,856

Canada - 2.9%
AltaGas Ltd.	1,786	36,862
ARC Resources Ltd.	1,674	17,281
Bank of Montreal	2,777	214,526
Bank of Nova Scotia (The)	4,675	264,554
BCE, Inc.	4,854	196,455
Cameco Corp.	732	8,230
Canadian Imperial Bank of Commerce	2,021	175,698
CI Financial Corp.	2,238	40,202
Crescent Point Energy Corp.(a)	3,620	26,583
Enbridge, Inc.	6,684	238,814
Great-West Lifeco, Inc.	4,143	101,792
Keyera Corp.	1,360	37,819
Manulife Financial Corp.	5,229	93,891
National Bank of Canada	1,318	63,242
Nutrien Ltd.	1,661	90,307
Pembina Pipeline Corp.	2,780	96,221
Peyto Exploration & Development Corp.	2,221	17,087
Power Corp. of Canada	2,254	50,445
Power Financial Corp.	3,041	71,086
Rogers Communications, Inc. Class B	2,212	104,996
Royal Bank of Canada	5,129	385,967
Shaw Communications, Inc. Class B	2,111	42,976
TELUS Corp.	2,594	92,090
Toronto-Dominion Bank (The)	5,836	337,574
TransCanada Corp.(a)	2,869	124,055
Vermilion Energy, Inc.	628	22,634

Total Canada		2,951,387

Chile - 0.1%
AES Gener S.A.	98,921	24,300
Banco Santander Chile	849,099	66,867
Enel Chile S.A.	183,551	18,182

Total Chile		109,349

China - 3.7%
Agile Group Holdings Ltd.	6,000	10,217
Agricultural Bank of China Ltd. Class H	179,074	83,768
Bank of China Ltd. Class H	523,366	259,500
Bank of Communications Co., Ltd. Class H*	169,125	129,558
China Cinda Asset Management Co., Ltd. Class H	26,000	8,351
China Construction Bank Corp. Class H*	861,536	796,148

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
China Everbright Bank Co., Ltd. Class H	85,000	$36,512
China Merchants Bank Co., Ltd. Class H*	20,027	73,900
China Minsheng Banking Corp., Ltd. Class H	39,000	27,888
China Mobile Ltd.	79,500	706,288
China Petroleum & Chemical Corp. Class H	264,000	235,887
China Power International Development Ltd.	119,631	27,600
China Resources Cement Holdings Ltd.	10,000	10,133
China Resources Power Holdings Co., Ltd.	29,575	52,097
China Vanke Co., Ltd. Class H	8,600	30,090
China Zhongwang Holdings Ltd.(a)	41,200	21,794
CIFI Holdings Group Co., Ltd.	20,000	12,721
CNOOC Ltd.	213,415	368,320
CRRC Corp., Ltd. Class H	37,000	28,721
Dali Foods Group Co., Ltd.(b)	27,500	21,207
Dongfeng Motor Group Co., Ltd. Class H	14,000	14,811
Great Wall Motor Co., Ltd. Class H(a)	21,500	16,443
Guangdong Investment Ltd.	28,000	44,469
Guangzhou R&F Properties Co., Ltd. Class H	10,000	20,190
Huaneng Power International, Inc. Class H	98,137	65,046
Industrial & Commercial Bank of China Ltd. Class H	498,000	372,606
Kingboard Laminates Holdings Ltd.	2,000	2,470
KWG Property Holding Ltd.	14,500	18,223
Lenovo Group Ltd.(a)	76,000	41,170
Logan Property Holdings Co., Ltd.(a)	8,000	10,829
Powerlong Real Estate Holdings Ltd.	8,000	4,313
Shenzhen Investment Ltd.	66,000	24,060
Shimao Property Holdings Ltd.	15,500	40,699
Sino-Ocean Group Holding Ltd.	53,775	31,256
Sinopec Shanghai Petrochemical Co., Ltd. Class H	40,000	24,371
Sun Art Retail Group Ltd.	40,000	52,311
Weichai Power Co., Ltd. Class H	9,000	12,412
Xinyi Glass Holdings Ltd.	16,000	19,558
Xinyi Solar Holdings Ltd.(a)	50,000	15,359
Yuexiu Property Co., Ltd.	40,000	7,648
Yuzhou Properties Co., Ltd.	17,000	9,989

Total China		3,788,933

Czech Republic - 0.1%
CEZ AS(a)	3,610	85,383
Komercni Banka AS	770	32,328
O2 Czech Republic AS	1,898	21,764

Total Czech Republic		139,475

Denmark - 0.2%
Danske Bank A/S	2,478	77,565
ISS A/S	1,279	43,953
Pandora A/S	702	49,040
Tryg A/S	1,802	42,300

Total Denmark		212,858

Finland - 0.8%
Elisa Oyj	1,989	92,124
Fortum Oyj	5,685	135,671
Kesko Oyj Class B	890	54,450
Metso Oyj	1,019	34,145
Neste Oyj	759	59,551
Nokia Oyj	25,168	144,867
Nokian Renkaat Oyj	855	33,781
Sampo Oyj Class A	2,470	120,545
Stora Enso Oyj Class R	3,543	69,330
UPM-Kymmene Oyj	3,585	128,165

Total Finland		872,629

France - 3.6%
Amundi S.A.(b)	447	30,969
AXA S.A.	9,562	234,614
BNP Paribas S.A.	4,111	255,301
Bouygues S.A.	1,894	81,621
Carrefour S.A.	2,856	46,250
Casino Guichard Perrachon S.A.	1,024	39,753
CNP Assurances	3,017	68,653
Credit Agricole S.A.	9,133	121,934
Electricite de France S.A.	21,977	302,266
Engie S.A.	16,723	256,363
Eutelsat Communications S.A.	843	17,485
ICADE	593	55,596
Lagardere SCA	1,227	32,391
Metropole Television S.A.	1,736	34,720
Natixis S.A.	14,056	99,747
Orange S.A.	14,135	236,740
Renault S.A.	736	62,584
Sanofi	4,971	398,437
SCOR SE	1,467	54,501
Societe Generale S.A.	3,092	130,378
Suez	2,691	34,891
TOTAL S.A.	15,928	970,936
Unibail-Rodamco-Westfield	568	125,040
Veolia Environnement S.A.	1,978	42,332

Total France		3,733,502

Germany - 2.4%
Allianz SE Registered Shares	1,612	333,168
Axel Springer SE	394	28,498
BASF SE	3,631	347,247
Bayerische Motoren Werke AG	2,511	227,589
CECONOMY AG	2,462	20,518
Daimler AG Registered Shares	5,512	354,791
Deutsche Telekom AG Registered Shares*	17,258	267,385
Evonik Industries AG	2,046	70,064
Freenet AG	1,405	37,221
Hugo Boss AG	493	44,759
Innogy SE(b)	1,753	75,094

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	861	$182,002
ProSiebenSat.1 Media SE	1,167	29,608
Siemens AG Registered Shares	3,118	412,169
Telefonica Deutschland Holding AG	21,429	84,466
TUI AG	136	2,983

Total Germany		2,517,562

Hong Kong - 0.7%
BOC Hong Kong Holdings Ltd.	32,000	150,712
CLP Holdings Ltd.	8,500	91,550
Hang Lung Properties Ltd.	13,472	27,784
Hang Seng Bank Ltd.	7,500	187,561
Hopewell Holdings Ltd.	8,500	29,036
Hysan Development Co., Ltd.	6,000	33,497
New World Development Co., Ltd.	49,472	69,616
PCCW Ltd.	14,000	7,887
Power Assets Holdings Ltd.	7,000	48,939
Sino Land Co., Ltd.	26,000	42,287
SJM Holdings Ltd.	33,000	41,053
Wharf Holdings Ltd. (The)	6,519	20,939

Total Hong Kong		750,861

India - 0.1%
Vedanta Ltd. ADR	5,800	78,880

Indonesia - 0.1%
Gudang Garam Tbk PT	5,000	23,465
Indocement Tunggal Prakarsa Tbk PT	14,000	13,336
Matahari Department Store Tbk PT	32,900	20,204
Perusahaan Gas Negara Persero Tbk	221,900	30,892

Total Indonesia		87,897

Israel - 0.1%
Bezeq Israeli Telecommunication Corp., Ltd.	29,105	32,726
Israel Chemicals Ltd.	6,724	30,676

Total Israel		63,402

Italy - 1.5%
ACEA SpA	1,614	24,008
Assicurazioni Generali SpA	6,681	112,092
Atlantia SpA	3,532	104,414
Azimut Holding SpA(a)	864	13,371
Banca Generali SpA	593	14,775
Banca Mediolanum SpA	4,236	28,710
Enel SpA	40,402	224,394
Eni SpA	22,670	421,006
Hera SpA	15,514	48,363
Intesa Sanpaolo SpA	78,487	227,857
Mediobanca Banca di Credito Finanziario SpA	2,003	18,620
Poste Italiane SpA(b)	6,171	51,659
Snam SpA	23,718	99,026
Telecom Italia SpA RSP	32,227	21,056
Terna Rete Elettrica Nazionale SpA	12,080	65,330
UnipolSai Assicurazioni SpA(a)	16,135	35,652

Total Italy		1,510,333

Japan - 3.3%
Amada Holdings Co., Ltd.	2,900	27,883
Aozora Bank Ltd.	833	31,699
Canon, Inc.(a)	6,200	203,243
Chugoku Electric Power Co., Inc. (The)	3,000	38,785
Daiwa Securities Group, Inc.	11,601	67,376
ITOCHU Corp.	9,342	169,314
Japan Airlines Co., Ltd.	1,700	60,286
Japan Post Holdings Co., Ltd.	13,900	152,220
Japan Tobacco, Inc.	6,900	192,800
Konica Minolta, Inc.	3,400	31,586
Marubeni Corp.	7,269	55,460
Mitsubishi Corp.	4,000	111,154
Mitsui & Co., Ltd.	7,258	121,060
Mizuho Financial Group, Inc.	77,700	130,827
MS&AD Insurance Group Holdings, Inc.	1,400	43,530
Nissan Motor Co., Ltd.	21,800	212,164
Nomura Holdings, Inc.	2,500	12,147
NTT DOCOMO, Inc.	12,700	323,620
Resona Holdings, Inc.	10,400	55,641
Sankyo Co., Ltd.	800	31,310
Showa Shell Sekiyu K.K.	1,200	17,908
Sony Financial Holdings, Inc.	1,100	21,014
Subaru Corp.	3,500	101,905
Sumitomo Corp.	6,186	101,643
Sumitomo Mitsui Financial Group, Inc.	4,700	182,713
Sumitomo Mitsui Trust Holdings, Inc.	900	35,694
Takeda Pharmaceutical Co., Ltd.(a)	2,900	122,477
Tokio Marine Holdings, Inc.	1,200	56,260
Toyota Motor Corp.	11,400	737,941

Total Japan		3,449,660

Malaysia - 0.3%
AMMB Holdings Bhd	37,100	34,441
Astro Malaysia Holdings Bhd	25,600	10,077
British American Tobacco Malaysia Bhd	1,700	14,637
DiGi.Com Bhd	76,200	78,284
Malayan Banking Bhd	39,000	86,892
Maxis Bhd	34,400	46,497
MISC Bhd	9,400	13,776
YTL Power International Bhd	39,490	10,069

Total Malaysia		294,673

Mexico - 0.2%
Alpek S.A.B. de C.V.	9,106	13,690
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B(a)	6,488	8,856
Concentradora Fibra Danhos S.A. de C.V.	19,780	29,696

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	3,350	$31,341
Grupo Financiero Banorte S.A.B. de C.V. Class O	15,280	91,008
Kimberly-Clark de Mexico S.A.B. de C.V. Class A	8,346	14,246
Nemak S.A.B. de C.V.(b)	11,826	8,189

Total Mexico		197,026

Netherlands - 0.6%
ABN AMRO Group N.V. CVA(b)	2,503	64,935
Aegon N.V.	12,685	76,066
Boskalis Westminster(a)	757	22,052
ING Groep N.V.	14,306	205,914
Koninklijke Ahold Delhaize N.V.	4,483	107,326
Koninklijke KPN N.V.	6,566	17,862
NN Group N.V.	1,672	68,013
Randstad N.V.	891	52,451
Steinhoff International Holdings N.V.*	15,851	1,518

Total Netherlands		616,137

New Zealand - 0.2%
Air New Zealand Ltd.	6,754	14,519
Auckland International Airport Ltd.	2,489	11,426
Mercury NZ Ltd.	13,557	30,932
Meridian Energy Ltd.	16,275	34,379
Spark New Zealand Ltd.	25,448	64,266
Z Energy Ltd.	1,123	5,756

Total New Zealand		161,278

Norway - 0.9%
Aker BP ASA	1,015	37,460
DNB ASA	4,214	82,363
Equinor ASA	18,225	483,889
Gjensidige Forsikring ASA	2,370	38,848
Marine Harvest ASA	3,548	70,608
Salmar ASA	526	22,059
Telenor ASA	8,628	176,945

Total Norway		912,172

Philippines - 0.1%
Aboitiz Power Corp.	39,600	25,786
DMCI Holdings, Inc.	67,000	13,182
Globe Telecom, Inc.	470	13,563
Manila Electric Co.	5,160	34,382
PLDT, Inc.	1,205	29,127

Total Philippines		116,040

Poland - 0.1%
Bank Handlowy w Warszawie S.A.	947	17,908
Bank Polska Kasa Opieki S.A.*	1,120	33,804
Powszechny Zaklad Ubezpieczen S.A.	2,943	30,641

Total Poland		82,353

Portugal - 0.2%
EDP - Energias de Portugal S.A.	24,067	95,538
Galp Energia, SGPS, S.A.	3,329	63,490
Jeronimo Martins, SGPS, S.A.	1,554	22,444
Navigator Co. S.A. (The)	9,219	54,895

Total Portugal		236,367

Russia - 1.3%
Gazprom PJSC ADR	77,588	341,465
Lukoil PJSC ADR	5,355	366,175
MegaFon PJSC GDR Reg S	3,927	34,754
MMC Norilsk Nickel PJSC ADR	9,935	178,333
Mobile TeleSystems PJSC ADR	10,721	94,666
Novolipetsk Steel PJSC GDR Reg S	2,465	60,171
PhosAgro PJSC GDR Reg S	3,382	43,459
RusHydro PJSC ADR	14,647	15,379
Severstal PJSC GDR Reg S	6,373	93,237
Sistema PJSFC GDR Reg S	1,840	5,019
Tatneft PJSC ADR	2,637	166,817

Total Russia		1,399,475

Singapore - 0.7%
ComfortDelGro Corp., Ltd.	9,900	17,063
DBS Group Holdings Ltd.	8,300	161,982
Frasers Property Ltd.	34,300	41,507
Hutchison Port Holdings Trust(a)	85,400	23,912
Keppel Corp., Ltd.	8,900	46,670
Oversea-Chinese Banking Corp., Ltd.	14,503	123,810
Singapore Telecommunications Ltd.	93,200	210,529
StarHub Ltd.	12,600	15,340
United Overseas Bank Ltd.	4,813	94,460

Total Singapore		735,273

South Africa - 1.1%
Assore Ltd.	666	14,216
AVI Ltd.	3,751	29,611
Barclays Africa Group Ltd.	3,685	43,014
Exxaro Resources Ltd.	1,530	14,032
FirstRand Ltd.	23,320	108,703
Foschini Group Ltd. (The)	2,908	36,917
Imperial Holdings Ltd.	2,160	30,871
Kumba Iron Ore Ltd.(a)	505	10,860
Life Healthcare Group Holdings Ltd.(a)	10,983	19,937
Mr. Price Group Ltd.(a)	1,448	23,903
MTN Group Ltd.	19,094	150,314
Nedbank Group Ltd.	3,294	59,981
Netcare Ltd.(a)	12,880	25,955
Resilient REIT Ltd.(a)	993	4,075
RMB Holdings Ltd.	7,849	43,402
Sanlam Ltd.	12,696	64,905
Sasol Ltd.	3,454	126,722
SPAR Group Ltd. (The)	2,594	35,092
Standard Bank Group Ltd.	7,951	111,304
Telkom S.A. SOC Ltd.(a)	4,953	17,722
Truworths International Ltd.	5,204	29,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
Vodacom Group Ltd.(a)	8,291	$74,276
Woolworths Holdings Ltd.	10,303	41,682

Total South Africa		1,116,824

South Korea - 0.4%
Coway Co., Ltd.	487	37,841
Doosan Corp.	35	3,266
Hyosung Corp.†	96	11,542
Kia Motors Corp.	1,536	42,517
Korea Electric Power Corp.	3,809	109,366
KT&G Corp.	892	85,639
S-Oil Corp.	439	43,132
SK Telecom Co., Ltd.	334	69,827

Total South Korea		403,130

Spain - 1.8%
Acerinox S.A.	2,868	37,972
ACS Actividades de Construccion y Servicios S.A.	1,994	80,785
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	3,368	28,332
Banco Bilbao Vizcaya Argentaria S.A.	22,521	159,712
Banco Santander S.A.	44,256	237,274
CaixaBank S.A.	15,185	65,705
Enagas S.A.	1,921	56,161
Endesa S.A.(a)	5,874	129,586
Ferrovial S.A.	2,045	41,963
Gas Natural SDG S.A.	5,735	151,863
Iberdrola S.A.	36,705	283,871
Mapfre S.A.	17,849	53,870
Mediaset Espana Comunicacion S.A.	4,343	36,621
Red Electrica Corp. S.A.(a)	3,682	74,973
Repsol S.A.	8,755	171,370
Telefonica S.A.	31,061	263,975

Total Spain		1,874,033

Sweden - 0.9%
Axfood AB	856	16,487
Hennes & Mauritz AB Class B(a)	6,247	93,223
ICA Gruppen AB(a)	926	28,434
Nordea Bank AB	19,605	189,081
Skandinaviska Enskilda Banken AB Class A	12,981	123,570
Skanska AB Class B	3,781	68,807
SKF AB Class B	1,883	35,088
Svenska Cellulosa AB SCA Class B	3,421	37,216
Svenska Handelsbanken AB Class A	8,255	91,870
Swedbank AB Class A	6,415	137,536
Telia Co. AB	20,966	95,994

Total Sweden		917,306

Switzerland - 2.5%
ABB Ltd. Registered Shares	9,021	197,236
Adecco Group AG Registered Shares	665	39,353
Baloise Holding AG Registered Shares	538	78,185
Credit Suisse Group AG Registered Shares*	8,164	122,918
Kuehne + Nagel International AG Registered Shares	790	118,705
LafargeHolcim Ltd. Registered Shares*	1,568	76,398
Novartis AG Registered Shares	9,375	710,761
Roche Holding AG Genusschein	2,414	536,188
Sulzer AG Registered Shares	386	46,882
Swiss Re AG	1,555	134,210
Swisscom AG Registered Shares	288	128,548
UBS Group AG Registered Shares*	12,122	187,089
Zurich Insurance Group AG	803	237,839

Total Switzerland		2,614,312

Taiwan - 2.5%
ASE Technology Holding Co., Ltd.	24,086	56,564
Asia Cement Corp.	23,514	25,837
Asustek Computer, Inc.	8,486	77,516
AU Optronics Corp.(a)	84,000	35,541
Catcher Technology Co., Ltd.	5,000	55,923
Cathay Financial Holding Co., Ltd.	56,000	98,818
Cheng Shin Rubber Industry Co., Ltd.	17,197	25,862
China Development Financial Holding Corp.	152,000	55,588
China Steel Corp.	63,000	48,973
Chunghwa Telecom Co., Ltd.	35,000	126,277
Compal Electronics, Inc.	32,000	20,152
CTBC Financial Holding Co., Ltd.	105,480	75,940
Far Eastern New Century Corp.	68,994	65,399
Far EasTone Telecommunications Co., Ltd.	10,000	25,846
Feng TAY Enterprise Co., Ltd.	4,000	20,073
First Financial Holding Co., Ltd.	100,391	67,831
Formosa Chemicals & Fibre Corp.	42,000	167,375
Formosa Petrochemical Corp.*	35,000	140,627
Formosa Plastics Corp.	41,000	151,287
Foxconn Technology Co., Ltd.	6,000	14,681
Fubon Financial Holding Co., Ltd.	61,195	102,565
Hon Hai Precision Industry Co., Ltd.	127,500	347,934
Hotai Motor Co., Ltd.	3,000	26,420
Inventec Corp.	39,000	30,636
Lite-On Technology Corp.	32,000	38,729
Mega Financial Holding Co., Ltd.	92,941	82,002
Nan Ya Plastics Corp.	56,000	160,165
Novatek Microelectronics Corp.	8,000	36,079
Pegatron Corp.	27,680	56,924

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
Pou Chen Corp.	35,000	$40,638
Powertech Technology, Inc.	7,000	20,319
Quanta Computer, Inc.	28,210	49,502
SinoPac Financial Holdings Co., Ltd.	96,666	34,876
Taiwan Cement Corp.	33,000	45,839
Taiwan Mobile Co., Ltd.	16,800	60,888
United Microelectronics Corp.	92,000	51,147
Wistron Corp.	31,000	23,030
WPG Holdings Ltd.	15,000	21,254
Yuanta Financial Holding Co., Ltd.	107,000	48,782

Total Taiwan		2,633,839

Thailand - 0.5%
Advanced Info Service PCL NVDR	8,900	49,698
Glow Energy PCL NVDR	14,400	41,183
Intouch Holdings PCL NVDR	30,271	48,655
Krung Thai Bank PCL NVDR	35,800	18,046
Land & Houses PCL NVDR	149,100	50,855
PTT Exploration & Production PCL NVDR	17,800	75,488
PTT Global Chemical PCL NVDR	24,136	53,182
PTT PCL NVDR	57,000	82,584
Siam Commercial Bank PCL (The) NVDR	18,800	67,244

Total Thailand		486,935

Turkey - 0.2%
Eregli Demir ve Celik Fabrikalari TAS	16,365	36,437
Ford Otomotiv Sanayi AS	3,790	50,713
Tupras Turkiye Petrol Rafinerileri AS	2,337	55,094
Turkcell Iletisim Hizmetleri AS	6,783	18,019

Total Turkey		160,263

United Kingdom - 7.9%
Admiral Group PLC	1,362	34,300
AstraZeneca PLC	5,998	415,978
Aviva PLC	16,348	108,781
BAE Systems PLC	19,190	163,871
Barratt Developments PLC	5,504	37,452
Berkeley Group Holdings PLC	1,177	58,816
BHP Billiton PLC	9,566	215,460
BP PLC	149,500	1,141,434
British American Tobacco PLC	8,593	434,510
BT Group PLC	56,944	163,743
Centrica PLC	34,523	71,855
Direct Line Insurance Group PLC	4,965	22,477
Dixons Carphone PLC	9,316	22,951
easyJet PLC	2,688	59,372
Evraz PLC	10,952	73,511
G4S PLC	2,856	10,094
GlaxoSmithKline PLC	31,571	637,646
HSBC Holdings PLC	87,799	823,820
Imperial Brands PLC	5,776	215,199
Inmarsat PLC	4,497	32,654
Intu Properties PLC(a)	5,890	14,013
ITV PLC	44,216	101,575
J Sainsbury PLC	16,733	70,959
Kingfisher PLC	5,800	22,743
Legal & General Group PLC	38,571	135,456
Lloyds Banking Group PLC	254,918	212,198
Man Group PLC	16,936	39,487
Marks & Spencer Group PLC	11,728	45,693
National Grid PLC	22,506	249,118
NEX Group PLC	4,276	58,035
Next PLC	575	45,928
Old Mutual Ltd.*	23,894	47,445
Pearson PLC	5,805	67,827
Pennon Group PLC	2,699	28,307
Persimmon PLC	2,181	72,937
Quilter PLC*(b)	1	1
Rio Tinto PLC	7,248	402,001
Royal Dutch Shell PLC Class A	26,185	908,865
Royal Mail PLC	7,483	49,931
Severn Trent PLC	1,841	48,113
SSE PLC	7,688	137,534
Standard Life Aberdeen PLC	14,066	60,485
Tate & Lyle PLC	2,250	19,214
Taylor Wimpey PLC	16,852	39,803
United Utilities Group PLC	5,751	57,948
Vedanta Resources PLC	1,480	12,638
Vodafone Group PLC	178,230	432,544
William Hill PLC	2,687	10,763

Total United Kingdom		8,135,485

United States - 52.8%
AbbVie, Inc.	11,096	1,028,044
Acadia Realty Trust	618	16,915
AES Corp.	6,606	88,586
Alexander’s, Inc.	59	22,575
Alexandria Real Estate Equities, Inc.	375	47,314
Alliant Energy Corp.	1,736	73,468
Altria Group, Inc.	18,453	1,047,946
Ameren Corp.	2,463	149,874
American Campus Communities, Inc.	916	39,278
American Eagle Outfitters, Inc.	2,073	48,197
American Electric Power Co., Inc.	4,268	295,559
AmTrust Financial Services, Inc.	1,958	28,528
Apartment Investment & Management Co. Class A	671	28,383
Apple Hospitality REIT, Inc.	2,666	47,668
Archer-Daniels-Midland Co.	4,274	195,877
AT&T, Inc.	82,631	2,653,281
AvalonBay Communities, Inc.	689	118,432
Avangrid, Inc.	2,880	152,438
B&G Foods, Inc.(a)	1,238	37,016
BB&T Corp.	3,318	167,360
BGC Partners, Inc. Class A	1,361	15,407
Brandywine Realty Trust	3,317	55,991
Brixmor Property Group, Inc.	3,376	58,844
CA, Inc.	3,085	109,980
Camden Property Trust	892	81,288
Campbell Soup Co.(a)	2,519	102,120
Cardinal Health, Inc.	2,020	98,637
CenterPoint Energy, Inc.	5,233	145,006
CenturyLink, Inc.	14,021	261,351
CF Industries Holdings, Inc.	2,285	101,454

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
Chevron Corp.	17,094	$2,161,194
Cinemark Holdings, Inc.	936	32,835
Cisco Systems, Inc.	40,509	1,743,102
CME Group, Inc.	3,157	517,495
CMS Energy Corp.	1,721	81,369
CNA Financial Corp.	3,135	143,207
Coca-Cola Co. (The)	33,617	1,474,442
Colony Capital, Inc.	6,321	39,443
Columbia Property Trust, Inc.	1,510	34,292
Compass Minerals International, Inc.(a)	286	18,805
Consolidated Edison, Inc.	2,688	209,610
CoreCivic, Inc.	1,461	34,903
CoreSite Realty Corp.	86	9,531
Coty, Inc. Class A	5,095	71,840
Cracker Barrel Old Country Store, Inc.(a)	229	35,772
Crown Castle International Corp.	2,815	303,513
CubeSmart	1,405	45,269
CVR Energy, Inc.(a)	1,383	51,157
Cypress Semiconductor Corp.	3,921	61,089
Darden Restaurants, Inc.	1,071	114,661
DDR Corp.	3,483	62,346
DiamondRock Hospitality Co.	1,026	12,599
Dominion Energy, Inc.	5,274	359,581
Domtar Corp.	592	28,262
DTE Energy Co.	1,339	138,761
Duke Energy Corp.	7,014	554,667
Edison International	1,939	122,681
Education Realty Trust, Inc.	616	25,564
Emerson Electric Co.	5,488	379,440
Entergy Corp.	2,105	170,063
EPR Properties	928	60,125
Equity Residential	1,752	111,585
Evergy, Inc.	1,969	110,559
Eversource Energy	2,260	132,459
Exelon Corp.	8,262	351,961
Extended Stay America, Inc.	2,618	56,575
Extra Space Storage, Inc.	849	84,739
Exxon Mobil Corp.	37,910	3,136,294
Fastenal Co.	1,777	85,527
Federal Realty Investment Trust	370	46,824
FirstEnergy Corp.	4,561	163,786
Flowers Foods, Inc.	1,922	40,035
Foot Locker, Inc.	1,383	72,815
Ford Motor Co.	46,423	513,903
GameStop Corp. Class A(a)	1,931	28,135
Gaming and Leisure Properties, Inc.	2,356	84,345
Gap, Inc. (The)	3,198	103,583
General Electric Co.	90,532	1,232,141
General Mills, Inc.	5,415	239,668
General Motors Co.	12,424	489,506
Genuine Parts Co.	929	85,273
GEO Group, Inc. (The)	1,486	40,924
GGP, Inc.	6,511	133,020
Gramercy Property Trust	1,167	31,882
H&R Block, Inc.	1,846	42,052
Harley-Davidson, Inc.	1,455	61,226
Hawaiian Electric Industries, Inc.	1,485	50,936
HCP, Inc.	5,020	129,616
Healthcare Realty Trust, Inc.	568	16,517
Healthcare Trust of America, Inc. Class A	960	25,882
Helmerich & Payne, Inc.	1,559	99,402
Highwoods Properties, Inc.	1,129	57,274
HollyFrontier Corp.	1,917	131,180
Hospitality Properties Trust	2,366	67,691
Host Hotels & Resorts, Inc.	8,008	168,729
HP, Inc.	10,860	246,413
Hudson Pacific Properties, Inc.	388	13,747
Intel Corp.	31,076	1,544,788
International Business Machines Corp.	9,084	1,269,035
International Paper Co.	3,347	174,312
Interpublic Group of Cos., Inc. (The)	2,742	64,273
Iron Mountain, Inc.	3,017	105,625
J.M. Smucker Co. (The)	893	95,980
Kellogg Co.	3,014	210,588
Kennedy-Wilson Holdings, Inc.	726	15,355
Kimberly-Clark Corp.	2,747	289,369
Kimco Realty Corp.	4,749	80,686
Kinder Morgan, Inc.	12,873	227,466
Kohl’s Corp.	2,090	152,361
Kraft Heinz Co. (The)	9,562	600,685
L Brands, Inc.	3,985	146,967
Lamar Advertising Co. Class A	894	61,069
Las Vegas Sands Corp.	9,695	740,310
LaSalle Hotel Properties	1,273	43,575
Leggett & Platt, Inc.	974	43,479
Lexington Realty Trust	2,055	17,940
Liberty Property Trust	2,121	94,024
Life Storage, Inc.	435	42,330
Macerich Co. (The)	1,376	78,198
Macquarie Infrastructure Corp.	1,374	57,983
Macy’s, Inc.	5,522	206,688
Marathon Petroleum Corp.	3,913	274,536
Maxim Integrated Products, Inc.	1,917	112,451
MDU Resources Group, Inc.	1,872	53,689
Medical Properties Trust, Inc.	4,850	68,094
Merck & Co., Inc.	20,301	1,232,271
Mercury General Corp.	506	23,053
Meredith Corp.(a)	286	14,586
MetLife, Inc.	7,273	317,103
Mid-America Apartment Communities, Inc.	557	56,073
Mosaic Co. (The)	4,087	114,640
Murphy Oil Corp.	2,523	85,202
National Fuel Gas Co.	485	25,686
National Health Investors, Inc.	307	22,620
National Retail Properties, Inc.	1,314	57,763
Navient Corp.	4,170	54,335
New York Community Bancorp, Inc.	6,076	67,079
Nordstrom, Inc.	1,394	72,181
NorthWestern Corp.	538	30,801
Nucor Corp.	2,425	151,563
Occidental Petroleum Corp.	8,566	716,803
OGE Energy Corp.	1,586	55,843
Old Republic International Corp.	3,560	70,880
Omega Healthcare Investors, Inc.(a)	2,701	83,731
Omnicom Group, Inc.	1,569	119,668

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Shares	Value
ONEOK, Inc.	2,854	$199,295
Outfront Media, Inc.	2,185	42,498
PacWest Bancorp	1,289	63,702
Park Hotels & Resorts, Inc.	1,301	39,850
Pattern Energy Group, Inc. Class A	892	16,725
Paychex, Inc.	2,739	187,211
PBF Energy, Inc. Class A	1,489	62,434
Pebblebrook Hotel Trust	200	7,760
People’s United Financial, Inc.	4,249	76,864
PepsiCo, Inc.	9,651	1,050,704
Pfizer, Inc.	51,588	1,871,613
Philip Morris International, Inc.	14,370	1,160,234
Phillips 66	3,724	418,242
Physicians Realty Trust	1,347	21,471
Piedmont Office Realty Trust, Inc. Class A	2,573	51,280
Pinnacle West Capital Corp.	1,172	94,416
Pitney Bowes, Inc.	2,184	18,717
PPL Corp.	7,093	202,505
Principal Financial Group, Inc.	1,541	81,596
ProAssurance Corp.	1,362	48,283
Procter & Gamble Co. (The)	19,465	1,519,438
Prologis, Inc.	3,955	259,804
Prudential Financial, Inc.	2,513	234,991
Public Service Enterprise Group, Inc.	4,351	235,563
Public Storage	1,152	261,343
QTS Realty Trust, Inc. Class A	154	6,083
QUALCOMM, Inc.	15,176	851,677
Rayonier, Inc.	1,618	62,600
Realty Income Corp.	2,120	114,035
Retail Opportunity Investments Corp.	851	16,305
Retail Properties of America, Inc. Class A	2,421	30,940
RLJ Lodging Trust	1,845	40,682
Ryman Hospitality Properties, Inc.	306	25,444
Sabra Health Care REIT, Inc.	847	18,405
Sabre Corp.	1,638	40,360
SCANA Corp.	1,721	66,293
Select Income REIT	1,843	41,412
SemGroup Corp. Class A	935	23,749
Sempra Energy	1,424	165,341
Senior Housing Properties Trust	4,491	81,242
Simon Property Group, Inc.	2,390	406,754
Six Flags Entertainment Corp.	841	58,912
SL Green Realty Corp.	432	43,429
South Jersey Industries, Inc.	984	32,934
Southern Co. (The)	9,934	460,044
Spirit Realty Capital, Inc.	6,841	54,933
STORE Capital Corp.	1,320	36,168
Sun Communities, Inc.	313	30,636
T. Rowe Price Group, Inc.	1,260	146,273
Tanger Factory Outlet Centers, Inc.(a)	1,376	32,322
Tapestry, Inc.	2,968	138,635
Targa Resources Corp.	3,367	166,633
Target Corp.	5,441	414,169
Taubman Centers, Inc.	757	44,481
TEGNA, Inc.	1,585	17,197
Tupperware Brands Corp.	748	30,848
UDR, Inc.	1,358	50,979
Umpqua Holdings Corp.	3,248	73,372
United Parcel Service, Inc. Class B	4,576	486,109
Uniti Group, Inc.(a)	4,026	80,641
Urban Edge Properties	660	15,094
Valero Energy Corp.	4,520	500,952
Vector Group Ltd.	2,948	56,248
Vectren Corp.	781	55,802
Ventas, Inc.	3,317	188,903
VEREIT, Inc.	10,765	80,092
Verizon Communications, Inc.	48,881	2,459,203
VF Corp.	2,513	204,860
Viacom, Inc. Class B	2,704	81,553
Vornado Realty Trust	939	69,411
W.P. Carey, Inc.	1,624	107,752
W.W. Grainger, Inc.	374	115,342
WEC Energy Group, Inc.	2,183	141,131
Weingarten Realty Investors	1,183	36,448
Wells Fargo & Co.	27,597	1,529,978
Welltower, Inc.	3,646	228,568
Western Union Co. (The)	3,438	69,895
WestRock Co.	1,654	94,311
Weyerhaeuser Co.	6,246	227,729
Williams Cos., Inc. (The)	8,528	231,194
Williams-Sonoma, Inc.(a)	655	40,204
Xcel Energy, Inc.	4,348	198,617
Xerox Corp.	1,786	42,864

Total United States		54,537,103

TOTAL COMMON STOCKS (Cost: $98,441,727)		102,664,854

RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	78,487	0

Spain - 0.0%
Repsol S.A., expiring 7/6/18*	8,755	4,969

TOTAL RIGHTS (Cost: $4,932)		4,969

EXCHANGE-TRADED FUNDS - 0.3%

United States - 0.3%
iShares MSCI India ETF	7,260	241,685
WisdomTree International High Dividend Fund(a)(c)	726	30,056
WisdomTree U.S. High Dividend Fund(a)(c)	143	10,002

TOTAL EXCHANGE-TRADED FUNDS (Cost: $292,946)		281,743

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(d) (Cost: $909,389)(e)	909,389	909,389

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global High Dividend Fund (DEW)

June 30, 2018

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $99,648,994)	$103,860,955
Other Assets less Liabilities - (0.5)%	(522,394)

NET ASSETS - 100.0%	$103,338,561

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $11,542, which represents 0.01% of net assets.

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(e)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,703,497. The Fund also held collateral for securities on loan of $1,456 that were unsettled. The total market value of the collateral held by the Fund was $1,789,831. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $880,442.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/2/2018	8,088	USD	11,000	AUD	$—	$(39)
Bank of Montreal	7/2/2018	5,235	USD	4,000	GBP	—	(46)
Bank of Montreal	7/3/2018	3,848	USD	30,200	HKD	—	(1)
Citibank N.A.	7/2/2018	6,570	USD	5,675	EUR	—	(56)
Goldman Sachs	7/2/2018	8,203	USD	905,000	JPY	32	—

						$32	$(142)

CURRENCY LEGEND

AUD	Australian dollar
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 101.2%

India - 101.2%

Aerospace & Defense - 0.1%
Bharat Electronics Ltd.	1,180,991	$1,872,797

Air Freight & Logistics - 0.0%
Allcargo Logistics Ltd.	194,254	299,823
Transport Corp. of India Ltd.	89,447	376,509

Total Air Freight & Logistics		676,332

Airlines - 0.3%
InterGlobe Aviation Ltd.(a)	111,229	1,767,099
Jet Airways India Ltd.*	284,077	1,438,317
SpiceJet Ltd.*	992,737	1,580,787

Total Airlines		4,786,203

Auto Components - 1.6%
Apollo Tyres Ltd.*	1,330,915	4,933,991
Balkrishna Industries Ltd.	182,465	2,773,660
Bharat Forge Ltd.	449,108	4,016,179
Bosch Ltd.	9,045	2,311,574
Ceat Ltd.	110,613	2,031,201
Exide Industries Ltd.	519,836	1,959,770
Igarashi Motors India Ltd.	20,048	200,977
JK Tyre & Industries Ltd.	471,679	838,854
Mahindra CIE Automotive Ltd.*	122,815	461,307
Motherson Sumi Systems Ltd.	711,570	2,956,783
Sundaram Finance Holdings Ltd.*	43,981	77,030
Sundram Fasteners Ltd.	79,942	729,588
Tube Investments of India Ltd.	224,244	756,699

Total Auto Components		24,047,613

Automobiles - 5.4%
Bajaj Auto Ltd.	195,059	8,000,793
Hero MotoCorp Ltd.	245,813	12,461,964
Mahindra & Mahindra Ltd.	1,526,702	20,003,216
Maruti Suzuki India Ltd.	205,739	26,501,790
Tata Motors Ltd.*	3,575,561	14,053,836
TVS Motor Co., Ltd.	175,245	1,414,058

Total Automobiles		82,435,657

Banks - 9.5%
Axis Bank Ltd.	3,038,026	22,649,401
Bank of Baroda*	1,225,702	2,015,257
Canara Bank	316,928	1,163,588
City Union Bank Ltd.	671,552	1,810,343
DCB Bank Ltd.	491,999	1,181,616
Federal Bank Ltd.	2,505,125	2,992,695
ICICI Bank Ltd.*	10,261,333	41,246,021
IDFC Bank Ltd.	3,518,073	1,994,850
Indian Bank*	461,689	2,316,026
IndusInd Bank Ltd.	538,774	15,194,032
Karnataka Bank Ltd. (The)	1,518,620	2,431,476
Karur Vysya Bank Ltd. (The)	802,153	1,214,088
Kotak Mahindra Bank Ltd.	1,123,456	22,020,656
Lakshmi Vilas Bank Ltd. (The)	255,386	386,723
Punjab National Bank*	678,868	754,518
RBL Bank Ltd.(a)	34,545	278,341
South Indian Bank Ltd. (The)	7,403,194	2,409,563
State Bank of India*	479,768	1,816,067
Union Bank of India*	211,076	252,466
Vijaya Bank	1,337,180	999,250
Yes Bank Ltd.	3,765,366	18,666,081

Total Banks		143,793,058

Beverages - 0.1%
United Spirits Ltd.*	146,822	1,424,933

Biotechnology - 0.2%
Biocon Ltd.	350,870	3,172,758

Building Products - 0.1%
Kajaria Ceramics Ltd.	96,409	680,414
Somany Ceramics Ltd.	9,603	69,687

Total Building Products		750,101

Capital Markets - 0.7%
5Paisa Capital Ltd.*	13,159	61,546
Care Ratings Ltd.	50,252	919,850
CRISIL Ltd.	25,586	672,036
Edelweiss Financial Services Ltd.	926,927	3,984,237
IIFL Holdings Ltd.	329,335	3,221,729
JM Financial Ltd.	773,155	1,306,177
Motilal Oswal Financial Services Ltd.	6,044	68,472

Total Capital Markets		10,234,047

Chemicals - 2.3%
Aarti Industries	31,696	568,553
Advanced Enzyme Technologies Ltd.	27,728	87,698
Asian Paints Ltd.	328,423	6,061,074
Atul Ltd.	31,028	1,200,770
Berger Paints India Ltd.	228,346	936,513
Castrol India Ltd.	443,144	1,058,785
Chambal Fertilizers and Chemicals Ltd.	793,430	1,790,906
Coromandel International Ltd.	118,775	682,330
DCM Shriram Ltd.	159,223	688,227
Deepak Fertilisers & Petrochemicals Corp., Ltd.	63,834	249,457
Dhanuka Agritech Ltd.	60,645	491,958
EID Parry India Ltd.*	205,358	721,893
Finolex Industries Ltd.	72,873	614,605
GHCL Ltd.	295,255	1,179,038
Gujarat Alkalies & Chemicals Ltd.	100,568	780,369
Gujarat Fluorochemicals Ltd.	41,444	447,467
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	190,392	1,118,065
Gulf Oil Lubricants India Ltd.	42,499	528,547
I G Petrochemicals Ltd.	28,459	206,563
Jindal Poly Films Ltd.	81,553	256,687
Kansai Nerolac Paints Ltd.	244,745	1,579,599
PI Industries Ltd.	131,347	1,443,638
Pidilite Industries Ltd.	116,126	1,802,525
Rain Industries Ltd.	149,362	420,520
Rallis India Ltd.	207,439	568,894
Rashtriya Chemicals & Fertilizers Ltd.	524,502	542,760
SH Kelkar & Co., Ltd.(a)	176,253	573,533

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2018

Investments	Shares	Value
Supreme Industries Ltd.	62,722	$1,036,060
Supreme Petrochem Ltd.	67,312	265,357
UPL Ltd.*	816,672	7,375,854

Total Chemicals		35,278,245

Communications Equipment - 0.0%
Sterlite Technologies Ltd.	178,933	719,231

Construction & Engineering - 1.3%
Engineers India Ltd.	157,930	286,286
IRB Infrastructure Developers Ltd.	743,338	2,288,112
ITD Cementation India Ltd.	198,377	365,107
J Kumar Infraprojects Ltd.	86,993	289,744
Kalpataru Power Transmission Ltd.	61,346	359,042
Larsen & Toubro Ltd.	692,059	12,879,580
PNC Infratech Ltd.	113,961	239,931
Voltas Ltd.	347,912	2,659,802

Total Construction & Engineering		19,367,604

Construction Materials - 1.7%
ACC Ltd.	85,977	1,681,392
Ambuja Cements Ltd.	1,030,332	3,119,644
Birla Corp., Ltd.	35,416	374,681
Dalmia Bharat Ltd.	6,147	204,561
Grasim Industries Ltd.	689,903	10,138,347
HeidelbergCement India Ltd.	70,945	143,723
India Cements Ltd. (The)	114,089	176,008
JK Cement Ltd.	31,429	399,015
JK Lakshmi Cement Ltd.	20,299	91,888
Ramco Cements Ltd. (The)	151,223	1,550,303
Ramco Industries Ltd.	119,143	390,738
Shree Cement Ltd.	8,797	1,997,085
UltraTech Cement Ltd.	106,722	5,948,021

Total Construction Materials		26,215,406

Consumer Finance - 1.8%
Bajaj Finance Ltd.	223,205	7,480,943
Cholamandalam Investment and Finance Co., Ltd.	54,380	1,200,543
Mahindra & Mahindra Financial Services Ltd.	548,532	3,760,024
Manappuram Finance Ltd.	1,588,300	2,283,406
Muthoot Finance Ltd.	239,548	1,326,840
Repco Home Finance Ltd.	34,909	281,656
Shriram City Union Finance Ltd.	79,602	2,351,695
Shriram Transport Finance Co., Ltd.	404,678	7,675,091
Sundaram Finance Ltd.	41,533	969,780

Total Consumer Finance		27,329,978

Containers & Packaging - 0.1%
HSIL Ltd.	90,379	442,496
Nilkamal Ltd.	13,607	316,626
Time Technoplast Ltd.	126,974	217,013
Uflex Ltd.	133,274	505,747

Total Containers & Packaging		1,481,882

Diversified Financial Services - 1.9%
Bajaj Holdings & Investment Ltd.	95,551	4,019,794
IDFC Ltd.	2,523,382	1,701,529
L&T Finance Holdings Ltd.	1,223,970	2,709,115
Power Finance Corp., Ltd.	3,328,447	3,755,221
Reliance Capital Ltd.	217,719	1,232,147
Rural Electrification Corp., Ltd.	8,433,222	12,880,927
Srei Infrastructure Finance Ltd.	515,578	467,681
TI Financial Holdings Ltd.	220,968	1,981,988

Total Diversified Financial Services		28,748,402

Diversified Telecommunication Services - 0.5%
Bharti Infratel Ltd.	1,106,784	4,855,053
Himachal Futuristic Communications Ltd.*	4,252,521	1,796,840
Tata Communications Ltd.*	146,802	1,270,041

Total Diversified Telecommunication Services		7,921,934

Electric Utilities - 2.0%
Adani Transmission Ltd.*	1,134,907	2,586,525
CESC Ltd.	191,544	2,549,773
Power Grid Corp. of India Ltd.	5,705,396	15,559,414
Reliance Infrastructure Ltd.	902,252	5,158,830
Tata Power Co., Ltd. (The)	2,099,007	2,244,067
Torrent Power Ltd.	521,340	1,728,415

Total Electric Utilities		29,827,024

Electrical Equipment - 0.5%
ABB India Ltd.	39,224	674,677
Amara Raja Batteries Ltd.	70,354	745,641
Bharat Heavy Electricals Ltd.	234,183	245,240
Finolex Cables Ltd.	75,214	638,301
Havells India Ltd.*	426,657	3,383,552
Suzlon Energy Ltd.*	13,149,849	1,439,449

Total Electrical Equipment		7,126,860

Electronic Equipment, Instruments & Components - 0.1%
Redington India Ltd.	837,181	1,337,363

Food Products - 0.7%
Balrampur Chini Mills Ltd.	589,978	554,113
Britannia Industries Ltd.	31,993	2,901,503
Kaveri Seed Co., Ltd.	107,093	871,484
KRBL Ltd.	364,825	1,795,771
Nestle India Ltd.	25,866	3,703,540
Tata Global Beverages Ltd.	279,690	1,099,533

Total Food Products		10,925,944

Gas Utilities - 0.8%
GAIL India Ltd.	1,366,220	6,784,739
Gujarat Gas Ltd.	31,045	330,364
Gujarat State Petronet Ltd.	900,213	2,364,348
Indraprastha Gas Ltd.	651,860	2,419,441

Total Gas Utilities		11,898,892

Health Care Providers & Services - 0.2%
Apollo Hospitals Enterprise Ltd.	102,469	1,566,535
Dr Lal PathLabs Ltd.(a)	26,866	375,532
Fortis Healthcare Ltd.*	255,991	503,837

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2018

Investments	Shares	Value
Thyrocare Technologies Ltd.(a)	12,083	$101,378

Total Health Care Providers & Services		2,547,282

Hotels, Restaurants & Leisure - 0.0%
Cox & Kings Ltd.	156,628	478,811
EIH Ltd.	54,072	134,006

Total Hotels, Restaurants & Leisure		612,817

Household Durables - 0.2%
Crompton Greaves Consumer Electricals Ltd.	450,210	1,486,353
Whirlpool of India Ltd.	55,699	1,245,881

Total Household Durables		2,732,234

Household Products - 1.3%
Hindustan Unilever Ltd.	791,245	18,952,810
Jyothy Laboratories Ltd.	96,602	330,842

Total Household Products		19,283,652

Independent Power & Renewable Electricity Producers - 2.0%
Adani Green Energy Ltd.*	1,501,184	587,196
JSW Energy Ltd.*	2,206,335	2,112,466
NHPC Ltd.	11,625,908	3,979,093
NLC India Ltd.	618,843	738,384
NTPC Ltd.	8,281,262	19,296,555
PTC India Ltd.	1,571,033	1,736,930
Reliance Power Ltd.*	4,519,036	2,110,620

Total Independent Power & Renewable Electricity Producers		30,561,244

Industrial Conglomerates - 0.4%
Godrej Industries Ltd.	164,154	1,494,313
Nava Bharat Ventures Ltd.	241,419	457,539
Siemens Ltd.	240,889	3,446,771

Total Industrial Conglomerates		5,398,623

Insurance - 0.5%
Bajaj Finserv Ltd.	74,377	6,319,141
ICICI Prudential Life Insurance Co., Ltd.(a)	99,157	546,040
Max Financial Services Ltd.*	132,751	838,086

Total Insurance		7,703,267

IT Services - 20.3%
HCL Technologies Ltd.	2,179,923	29,470,243
Hexaware Technologies Ltd.	394,772	2,639,784
Infosys Ltd.	7,740,965	147,690,133
Mindtree Ltd.	473,274	6,817,107
Mphasis Ltd.	369,071	5,840,280
Persistent Systems Ltd.	115,526	1,368,220
Sonata Software Ltd.	56,646	258,819
Tata Consultancy Services Ltd.	2,898,389	78,165,340
Tech Mahindra Ltd.	1,942,797	18,585,803
Vakrangee Ltd.	1,156,563	1,128,457
Wipro Ltd.	3,991,419	15,233,979

Total IT Services		307,198,165

Life Sciences Tools & Services - 0.2%
Divi’s Laboratories Ltd.	234,332	3,552,174
Syngene International Ltd.(a)	22,820	203,154

Total Life Sciences Tools & Services		3,755,328

Machinery - 1.3%
AIA Engineering Ltd.	92,412	2,023,312
Ashok Leyland Ltd.	2,807,769	5,155,328
Cummins India Ltd.	160,101	1,513,383
Eicher Motors Ltd.	11,872	4,954,037
Escorts Ltd.	209,259	2,662,200
Force Motors Ltd.	8,207	303,239
Greaves Cotton Ltd.	200,417	423,124
Jain Irrigation Systems Ltd.	581,524	651,843
SML ISUZU Ltd.	36,553	405,143
Thermax Ltd.	45,214	687,861
Timken India Ltd.	28,892	303,911

Total Machinery		19,083,381

Marine - 0.1%
Shipping Corp. of India Ltd.*	917,081	792,399

Media - 1.0%
Eros International Media Ltd.*	131,028	225,567
Jagran Prakashan Ltd.	321,201	643,668
Sun TV Network Ltd.	258,133	2,947,347
TV Today Network Ltd.	99,928	614,532
Zee Entertainment Enterprises Ltd.	1,274,277	10,116,660

Total Media		14,547,774

Metals & Mining - 3.1%
Hindalco Industries Ltd.	1,505,708	5,065,543
Hindustan Zinc Ltd.	1,279,610	5,126,658
Indian Metals & Ferro Alloys Ltd.	44,542	194,349
Jindal Saw Ltd.	117,466	136,214
JSW Steel Ltd.*	3,051,835	14,556,516
Kalyani Steels Ltd.	77,323	285,976
National Aluminium Co., Ltd.	2,406,922	2,272,902
NMDC Ltd.	2,857,903	4,509,076
Sarda Energy & Minerals Ltd.	34,587	199,904
Skipper Ltd.	106,607	254,556
Srikalahasthi Pipes Ltd.	63,485	235,584
Tata Metaliks Ltd.	13,604	131,056
Vedanta Ltd.	4,120,827	14,206,222

Total Metals & Mining		47,174,556

Multiline Retail - 0.0%
Future Retail Ltd.*	53,045	444,977

Oil, Gas & Consumable Fuels - 18.0%
Aegis Logistics Ltd.	182,557	568,601
Bharat Petroleum Corp., Ltd.	3,736,736	20,359,389
Chennai Petroleum Corp., Ltd.	424,454	1,883,606
Coal India Ltd.	3,856,231	14,878,416
Great Eastern Shipping Co., Ltd. (The)	282,678	1,163,058
Hindustan Petroleum Corp., Ltd.	4,286,354	16,215,762
Indian Oil Corp., Ltd.	10,897,697	24,812,679
Mangalore Refinery & Petrochemicals Ltd.	1,282,405	1,517,024
Oil & Natural Gas Corp., Ltd.	14,874,415	34,388,197

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2018

Investments	Shares	Value
Oil India Ltd.	1,478,534	$4,528,503
Petronet LNG Ltd.	1,095,506	3,504,852
Reliance Industries Ltd.	10,517,814	149,281,883

Total Oil, Gas & Consumable Fuels		273,101,970

Paper & Forest Products - 0.1%
Century Plyboards India Ltd.	134,938	495,321
JK Paper Ltd.*	156,053	265,004
Tamil Nadu Newsprint & Papers Ltd.	121,406	442,725

Total Paper & Forest Products		1,203,050

Personal Products - 1.1%
Bajaj Corp., Ltd.	113,640	672,237
Colgate-Palmolive India Ltd.	94,638	1,636,603
Dabur India Ltd.	774,295	4,423,816
Emami Ltd.	92,054	710,945
Godrej Consumer Products Ltd.	370,091	6,620,748
Marico Ltd.	561,338	2,717,182

Total Personal Products		16,781,531

Pharmaceuticals - 5.2%
Ajanta Pharma Ltd.*	59,089	847,504
Alkem Laboratories Ltd.	49,085	1,354,843
Aurobindo Pharma Ltd.	781,057	6,920,816
Bliss Gvs Pharma Ltd.	104,888	257,723
Cadila Healthcare Ltd.*	568,155	3,129,558
Cipla Ltd.	606,459	5,458,264
Dr. Reddy’s Laboratories Ltd.	131,977	4,305,264
Glenmark Pharmaceuticals Ltd.	396,307	3,372,499
Granules India Ltd.	156,803	184,346
Ipca Laboratories Ltd.	52,576	536,848
JB Chemicals & Pharmaceuticals Ltd.	162,557	611,769
Jubilant Life Sciences Ltd.	189,786	1,936,640
Laurus Labs Ltd.(a)	24,314	163,915
Lupin Ltd.	672,967	8,877,291
Natco Pharma Ltd.	150,469	1,769,435
Piramal Enterprises Ltd.	125,519	4,646,484
Shilpa Medicare Ltd.	22,261	129,151
Solara Active Pharma Sciences Ltd.*	15,280	50,681
Strides Shasun Ltd.	85,786	494,007
Sun Pharmaceutical Industries Ltd.	3,764,577	30,989,147
Suven Life Sciences Ltd.	128,189	389,067
Torrent Pharmaceuticals Ltd.	139,492	2,852,649

Total Pharmaceuticals		79,277,901

Real Estate Management & Development - 0.4%
Anant Raj Ltd.	209,967	120,590
DLF Ltd.	431,712	1,189,626
Godrej Properties Ltd.*	54,359	570,486
Housing Development & Infrastructure Ltd.*	1,135,724	343,958
Mahindra Lifespace Developers Ltd.	24,794	202,235
Oberoi Realty Ltd.	142,691	994,141
Phoenix Mills Ltd. (The)	15,294	148,799
Prestige Estates Projects Ltd.	275,638	1,086,420
Sobha Ltd.	144,515	930,599
Sunteck Realty Ltd.	48,998	265,854

Total Real Estate Management & Development		5,852,708

Road & Rail - 0.1%
Container Corp. of India Ltd.	192,274	1,830,413
VRL Logistics Ltd.*	72,207	341,986

Total Road & Rail		2,172,399

Software - 0.8%
8K Miles Software Services Ltd.	34,499	246,853
KPIT Technologies Ltd.	945,153	3,748,746
NIIT Technologies Ltd.	252,469	4,045,621
Oracle Financial Services Software Ltd.*	53,756	3,196,958
TAKE Solutions Ltd.	75,239	249,332
Tata Elxsi Ltd.	30,213	588,562

Total Software		12,076,072

Specialty Retail - 0.1%
PC Jeweller Ltd.	447,585	893,341
Praxis Home Retail Ltd.*	2,812	7,153

Total Specialty Retail		900,494

Textiles, Apparel & Luxury Goods - 0.8%
Arvind Ltd.	468,316	2,725,207
Himatsingka Seide Ltd.	66,388	278,236
KPR Mill Ltd.	36,888	343,952
Sintex Industries Ltd.	3,252,640	702,606
SRF Ltd.	21,295	527,317
Titan Co., Ltd.	278,583	3,571,994
Trident Ltd.	568,160	467,282
Vardhman Textiles Ltd.	111,831	1,991,217
Welspun India Ltd.	1,934,934	1,529,252

Total Textiles, Apparel & Luxury Goods		12,137,063

Thrifts & Mortgage Finance - 9.0%
Can Fin Homes Ltd.	13,603	67,494
Dewan Housing Finance Corp., Ltd.	1,328,959	12,366,311
Housing Development Finance Corp., Ltd.	3,656,538	101,832,302
Indiabulls Housing Finance Ltd.	1,004,595	16,751,803
LIC Housing Finance Ltd.	885,740	6,058,557

Total Thrifts & Mortgage Finance		137,076,467

Tobacco - 1.4%
ITC Ltd.	5,625,773	21,857,707

Trading Companies & Distributors - 0.2%
Adani Enterprises Ltd.	1,845,900	3,048,436

Transportation Infrastructure - 0.9%
Adani Ports & Special Economic Zone Ltd.	2,391,133	13,022,714
Gateway Distriparks Ltd.	144,274	374,399
Gujarat Pipavav Port Ltd.	246,527	379,604

Total Transportation Infrastructure		13,776,717

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree India Earnings Fund (EPI) (consolidated)

June 30, 2018

Investments	Shares	Value
Water Utilities - 0.0%
VA Tech Wabag Ltd.	4,057	$22,972

Wireless Telecommunication Services - 0.8%
Bharti Airtel Ltd.	2,055,069	11,456,376

TOTAL INVESTMENTS IN SECURITIES - 101.2% (Cost: $1,156,272,320)		1,533,949,826
Other Assets less Liabilities - (1.2)%		(18,403,717)

NET ASSETS - 100.0%		$1,515,546,109

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.2%

Australia - 9.3%
Amcor Ltd.	199,972	$2,129,067
BHP Billiton Ltd.	80,443	2,015,451
Rio Tinto Ltd.	35,523	2,189,980
South32 Ltd.	659,036	1,757,812
Telstra Corp., Ltd.	1,873,861	3,627,395
Wesfarmers Ltd.	69,460	2,533,180
Woodside Petroleum Ltd.	75,714	1,983,678
Woolworths Group Ltd.	73,695	1,661,800

Total Australia		17,898,363

Belgium - 1.2%
Anheuser-Busch InBev S.A./N.V.	22,774	2,300,017

China - 2.2%
China Mobile Ltd.	255,000	2,265,453
CNOOC Ltd.	1,171,000	2,020,960

Total China		4,286,413

Denmark - 1.4%
Coloplast A/S Class B	12,830	1,282,296
Novo Nordisk A/S Class B	29,783	1,381,457

Total Denmark		2,663,753

Finland - 3.4%
Fortum Oyj	115,021	2,744,945
Kone Oyj Class B	37,835	1,928,649
Nokia Oyj	315,819	1,817,862

Total Finland		6,491,456

France - 8.4%
Bouygues S.A.	48,936	2,108,862
Carrefour S.A.	122,048	1,976,436
Engie S.A.	162,483	2,490,854
Publicis Groupe S.A.	24,387	1,678,202
Renault S.A.	19,951	1,696,488
Sanofi	28,864	2,313,517
Sodexo S.A.	16,353	1,634,739
TOTAL S.A.	40,167	2,448,492

Total France		16,347,590

Germany - 10.4%
BASF SE	18,471	1,766,457
Bayer AG Registered Shares	11,736	1,292,819
Bayerische Motoren Werke AG	23,804	2,157,522
Daimler AG Registered Shares	40,848	2,629,266
Deutsche Post AG Registered Shares	49,899	1,629,521
Deutsche Telekom AG Registered Shares*	152,984	2,370,241
Evonik Industries AG	55,220	1,890,968
Innogy SE(a)	52,870	2,264,815
Telefonica Deutschland Holding AG	866,891	3,416,981
United Internet AG Registered Shares	11,271	645,603

Total Germany		20,064,193

Hong Kong - 1.3%
Power Assets Holdings Ltd.	363,000	2,537,847

Italy - 4.3%
Atlantia SpA	85,875	2,538,669
Eni SpA	146,099	2,713,213
Snam SpA	733,029	3,060,514

Total Italy		8,312,396

Japan - 13.0%
Bridgestone Corp.	45,600	1,783,820
Canon, Inc.	63,600	2,084,879
FUJIFILM Holdings Corp.	23,800	929,525
Fujitsu Ltd.	127,000	770,267
Hitachi Ltd.	132,000	931,442
Japan Tobacco, Inc.	83,100	2,321,983
Marubeni Corp.	229,400	1,750,245
Mitsubishi Corp.	63,800	1,772,910
Murata Manufacturing Co., Ltd.	4,800	806,898
Nissan Motor Co., Ltd.	252,400	2,456,437
Nomura Research Institute Ltd.	16,000	775,696
Sekisui House Ltd.	113,300	2,004,857
Subaru Corp.	70,400	2,049,745
Takeda Pharmaceutical Co., Ltd.	51,000	2,153,911
Tokyo Electron Ltd.	8,900	1,528,263
Yahoo Japan Corp.	321,300	1,067,471

Total Japan		25,188,349

Netherlands - 1.4%
Koninklijke Ahold Delhaize N.V.	68,486	1,639,598
Koninklijke Philips N.V.	26,738	1,137,114

Total Netherlands		2,776,712

Norway - 0.9%
Equinor ASA	64,644	1,716,353

Portugal - 2.2%
EDP - Energias de Portugal S.A.	610,422	2,423,175
Galp Energia, SGPS, S.A.	93,921	1,791,255

Total Portugal		4,214,430

Singapore - 1.3%
Singapore Telecommunications Ltd.	1,118,100	2,525,668

Spain - 9.0%
Aena SME S.A.(a)	10,743	1,950,436
Endesa S.A.	156,242	3,446,834
Ferrovial S.A.	97,818	2,007,196
Gas Natural SDG S.A.	95,316	2,523,972
Iberdrola S.A.	332,075	2,568,220
Repsol S.A.	123,881	2,424,845
Telefonica S.A.	301,296	2,560,594

Total Spain		17,482,097

Sweden - 3.2%
Hennes & Mauritz AB Class B	241,121	3,598,218

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Dividend ex-Financials Fund (DOO)

June 30, 2018

Investments	Shares	Value
Telia Co. AB	548,031	$2,509,205

Total Sweden		6,107,423

Switzerland - 7.0%
ABB Ltd. Registered Shares	75,639	1,653,782
Kuehne + Nagel International AG Registered Shares	12,615	1,895,521
LafargeHolcim Ltd. Registered Shares*	38,364	1,869,228
Nestle S.A. Registered Shares	21,004	1,626,676
Novartis AG Registered Shares	25,259	1,914,998
Roche Holding AG Genusschein	9,204	2,044,355
Swisscom AG Registered Shares	5,632	2,513,825

Total Switzerland		13,518,385

United Kingdom - 19.3%
Anglo American PLC	90,832	2,032,421
AstraZeneca PLC	26,345	1,827,099
BHP Billiton PLC	98,090	2,209,328
BP PLC	346,180	2,643,087
British American Tobacco PLC	47,206	2,387,000
BT Group PLC	1,344,807	3,867,000
GlaxoSmithKline PLC	127,119	2,567,447
Imperial Brands PLC	91,596	3,412,635
National Grid PLC	251,142	2,779,886
Rio Tinto PLC	46,450	2,576,290
Royal Dutch Shell PLC Class A	79,162	2,747,664
SSE PLC	186,337	3,333,456
Unilever PLC	28,582	1,581,868
Vodafone Group PLC	1,402,399	3,403,460

Total United Kingdom		37,368,641

TOTAL COMMON STOCKS (Cost: $202,180,392)		191,800,086

RIGHTS - 0.0%

Spain - 0.0%
Repsol S.A., expiring 7/6/18* (Cost $74,404)	132,097	74,971

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $287,634)	6,013	287,361

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $202,542,430)		192,162,418
Other Assets less Liabilities - 0.6%		1,116,270

NET ASSETS - 100.0%		$193,278,688

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 7.4%
Adelaide Brighton Ltd.	89,494	$459,552
AGL Energy Ltd.	55,183	916,553
Alumina Ltd.	345,997	715,792
Amcor Ltd.	71,867	765,155
AMP Ltd.	290,964	765,324
APN Outdoor Group Ltd.	88,639	411,283
Aristocrat Leisure Ltd.	22,277	508,594
ASX Ltd.	15,382	731,792
Aurizon Holdings Ltd.	188,293	602,391
AusNet Services	428,486	508,122
Australia & New Zealand Banking Group Ltd.	205,900	4,296,128
Bank of Queensland Ltd.	68,922	518,905
Bendigo & Adelaide Bank Ltd.	60,179	481,982
BHP Billiton Ltd.	181,703	4,552,459
Boral Ltd.	87,448	421,909
Brambles Ltd.	94,203	618,065
Caltex Australia Ltd.	23,754	571,098
carsales.com Ltd.	35,618	397,903
CIMIC Group Ltd.	18,198	568,748
Cleanaway Waste Management Ltd.	207,715	259,365
Coca-Cola Amatil Ltd.	85,380	580,364
Cochlear Ltd.	3,306	488,943
Commonwealth Bank of Australia	136,341	7,340,598
Crown Resorts Ltd.	72,174	719,898
CSL Ltd.	10,282	1,463,306
Flight Centre Travel Group Ltd.	8,222	386,663
Fortescue Metals Group Ltd.	371,419	1,204,716
Harvey Norman Holdings Ltd.	183,871	451,032
Iluka Resources Ltd.	38,831	320,757
Insurance Australia Group Ltd.	160,779	1,013,292
IOOF Holdings Ltd.	49,878	331,303
JB Hi-Fi Ltd.	25,402	422,661
Macquarie Group Ltd.	23,353	2,133,502
Magellan Financial Group Ltd.	20,071	345,526
Medibank Pvt Ltd.	254,161	548,337
National Australia Bank Ltd.	254,172	5,147,459
Orica Ltd.	21,599	283,262
Perpetual Ltd.	9,973	306,532
Premier Investments Ltd.	33,482	417,580
Qantas Airways Ltd.	79,891	363,609
QBE Insurance Group Ltd.	87,966	633,038
Ramsay Health Care Ltd.	8,796	350,812
REA Group Ltd.	6,770	454,533
Rio Tinto Ltd.	27,705	1,708,003
Sonic Healthcare Ltd.	29,638	537,159
South32 Ltd.	315,218	840,765
Star Entertainment Grp Ltd. (The)	110,888	403,913
Suncorp Group Ltd.	87,845	946,953
Tabcorp Holdings Ltd.	145,809	480,480
Telstra Corp., Ltd.	1,374,300	2,660,351
Treasury Wine Estates Ltd.	40,229	516,886
Wesfarmers Ltd.	84,430	3,079,131
Westpac Banking Corp.	285,240	6,174,961
Woodside Petroleum Ltd.	57,548	1,507,735
Woolworths Group Ltd.	71,628	1,615,190

Total Australia		65,250,370

Austria - 0.5%
Andritz AG	8,755	464,688
Erste Group Bank AG*	21,224	885,888
Lenzing AG	2,688	324,508
Oesterreichische Post AG	11,022	503,168
OMV AG	15,579	883,453
Telekom Austria AG*	28,681	239,094
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,775	321,151
Voestalpine AG	10,339	476,213

Total Austria		4,098,163

Belgium - 1.9%
Ageas	15,451	779,501
Anheuser-Busch InBev S.A./N.V.	103,775	10,480,561
Bekaert S.A.	6,063	196,792
bpost S.A.	30,765	485,993
Euronav N.V.	43,235	397,018
KBC Group N.V.	24,305	1,876,308
Proximus SADP	36,525	823,471
Solvay S.A.	5,385	679,967
UCB S.A.	6,599	518,832
Umicore S.A.	14,175	813,434

Total Belgium		17,051,877

China - 2.8%
Beijing Enterprises Holdings Ltd.	78,000	379,787
China Jinmao Holdings Group Ltd.	736,000	369,621
China Mobile Ltd.	1,335,481	11,864,587
China Overseas Land & Investment Ltd.	433,175	1,427,270
China Power International Development Ltd.	1,809,866	417,549
China Resources Power Holdings Co., Ltd.	486,000	856,104
China Unicom Hong Kong Ltd.	314,000	392,227
CITIC Ltd.	1,154,000	1,626,833
CNOOC Ltd.	2,388,700	4,122,517
Fosun International Ltd.	308,487	580,371
Guangdong Investment Ltd.	414,000	657,507
Lenovo Group Ltd.	1,097,003	594,263
Shanghai Industrial Holdings Ltd.	115,000	267,952
Shenzhen Investment Ltd.	1,234,000	449,845
Sino-Ocean Group Holding Ltd.	734,500	426,912
Sun Art Retail Group Ltd.	335,500	438,755

Total China		24,872,100

Denmark - 1.3%
AP Moller - Maersk A/S Class B	286	356,206
Carlsberg A/S Class B	3,635	428,123
Chr Hansen Holding A/S	7,205	665,459
Coloplast A/S Class B	8,194	818,951
Danske Bank A/S	51,919	1,625,138
H. Lundbeck A/S	5,498	386,320
ISS A/S	8,597	295,436
Novo Nordisk A/S Class B	77,081	3,575,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
Novozymes A/S Class B	7,577	$384,341
Orsted A/S(a)	14,159	856,440
Pandora A/S	6,547	457,362
SimCorp A/S	4,477	362,706
Sydbank A/S	8,681	298,458
Tryg A/S	24,794	582,017
Vestas Wind Systems A/S	6,924	428,580

Total Denmark		11,520,868

Finland - 1.5%
Amer Sports Oyj*	8,610	271,622
Elisa Oyj	16,641	770,757
Fortum Oyj	70,517	1,682,869
Kesko Oyj Class B	8,866	542,419
Kone Oyj Class B	20,118	1,025,520
Metsa Board Oyj	22,661	256,377
Metso Oyj	11,455	383,842
Neste Oyj	10,306	808,603
Nokia Oyj	306,914	1,766,604
Nokian Renkaat Oyj	11,465	452,981
Orion Oyj Class B	11,599	312,694
Outokumpu Oyj	35,685	221,986
Sampo Oyj Class A	31,481	1,536,386
Stora Enso Oyj Class R	34,025	665,806
Technopolis Oyj	64,123	288,612
UPM-Kymmene Oyj	35,733	1,277,469
Valmet Oyj	13,760	265,402
Wartsila Oyj Abp	18,793	369,280

Total Finland		12,899,229

France - 10.8%
Accor S.A.	11,687	573,370
Aeroports de Paris	4,343	982,189
Air Liquide S.A.	13,162	1,655,058
Airbus SE	19,459	2,277,844
ALD S.A.(a)	19,531	333,386
Amundi S.A.(a)	9,462	655,551
Atos SE	2,930	400,077
AXA S.A.	174,466	4,280,711
BNP Paribas S.A.	87,367	5,425,666
Bouygues S.A.	23,798	1,025,558
Bureau Veritas S.A.	12,352	329,677
Capgemini SE	6,747	907,484
Carrefour S.A.	53,460	865,727
Casino Guichard Perrachon S.A.	17,709	687,482
Christian Dior SE	4,180	1,748,145
Cie de Saint-Gobain	27,326	1,220,985
Cie Generale des Etablissements Michelin SCA	8,381	1,020,601
Cie Plastic Omnium S.A.	8,190	346,249
CNP Assurances	34,833	792,644
Coface S.A.	22,941	254,991
Covivio	3,652	379,913
Credit Agricole S.A.	187,917	2,508,869
Danone S.A.	26,551	1,948,947
Edenred	14,343	453,152
Eiffage S.A.	4,189	455,731
Electricite de France S.A.	178,454	2,454,411
Elis S.A.	10,444	239,488
Engie S.A.	188,252	2,885,891
Essilor International Cie Generale d’Optique S.A.	4,534	640,005
Eurazeo S.A.	3,943	299,007
Eutelsat Communications S.A.	26,768	555,209
Getlink	19,481	267,141
Hermes International	1,351	826,222
ICADE	4,334	406,331
Imerys S.A.	4,061	328,344
JCDecaux S.A.	11,166	373,637
Kering S.A.	3,399	1,919,169
Klepierre S.A.	22,052	830,335
L’Oreal S.A.	14,730	3,637,381
Lagardere SCA	15,109	398,852
Legrand S.A.	7,069	519,140
LVMH Moet Hennessy Louis Vuitton SE	13,223	4,403,066
Metropole Television S.A.	21,177	423,543
Natixis S.A.	208,842	1,482,021
Nexity S.A.	6,159	389,030
Orange S.A.	154,511	2,587,829
Pernod Ricard S.A.	7,011	1,145,179
Peugeot S.A.	33,066	755,138
Publicis Groupe S.A.	12,892	887,168
Remy Cointreau S.A.	3,258	422,231
Renault S.A.	16,251	1,381,866
Rexel S.A.	19,815	284,908
Rubis SCA	5,128	320,315
Safran S.A.	11,747	1,427,068
Sanofi	78,209	6,268,634
Schneider Electric SE	24,389	2,033,712
SCOR SE	16,200	601,854
SEB S.A.	1,568	273,876
Societe BIC S.A.	3,233	299,710
Societe Generale S.A.	61,308	2,585,118
Sodexo S.A.	6,665	666,271
SPIE S.A.	10,644	215,988
Suez	50,085	649,384
Thales S.A.	7,048	908,059
TOTAL S.A.	172,256	10,500,349
Unibail-Rodamco-Westfield	6,226	1,370,602
Valeo S.A.	10,450	571,246
Veolia Environnement S.A.	35,021	749,491
Vinci S.A.	26,040	2,503,992
Vivendi S.A.	43,526	1,067,195
Wendel S.A.	2,205	303,785

Total France		95,589,198

Germany - 8.1%
1&1 Drillisch AG	8,096	460,903
Aareal Bank AG	10,968	482,391
adidas AG	4,474	976,556
Allianz SE Registered Shares	24,237	5,009,298
AURELIUS Equity Opportunities SE & Co. KGaA	5,347	317,763
Aurubis AG	3,473	265,596
Axel Springer SE	8,765	633,970
BASF SE	44,531	4,258,680
Bayer AG Registered Shares	33,268	3,664,749
Bayerische Motoren Werke AG	37,493	3,398,251
Beiersdorf AG	4,672	530,424
Brenntag AG	7,050	392,794
CECONOMY AG	33,893	282,463
Continental AG	5,800	1,324,224

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
Covestro AG(a)	8,696	$775,894
Daimler AG Registered Shares	85,754	5,519,733
Deutsche Bank AG Registered Shares	37,522	404,005
Deutsche Boerse AG	6,753	900,012
Deutsche Lufthansa AG Registered Shares	25,432	611,679
Deutsche Post AG Registered Shares	66,565	2,173,772
Deutsche Telekom AG Registered Shares*	302,192	4,681,980
Deutsche Wohnen SE Bearer Shares	11,628	562,058
Duerr AG	2,949	137,001
E.ON SE	102,297	1,093,326
Evonik Industries AG	22,802	780,838
Fielmann AG*	6,347	439,439
Fraport AG Frankfurt Airport Services Worldwide	4,166	401,865
Freenet AG	20,370	539,636
Fresenius Medical Care AG & Co. KGaA	6,050	610,161
Fresenius SE & Co. KGaA	8,921	716,601
GEA Group AG	10,202	344,119
Hannover Rueck SE	7,419	925,108
HeidelbergCement AG	5,398	454,280
Hella GmbH & Co. KGaA	6,114	342,643
Henkel AG & Co. KGaA	5,892	655,245
Hochtief AG	1,950	352,437
Hugo Boss AG	4,457	404,645
Indus Holding AG	5,360	334,181
Infineon Technologies AG	27,178	692,703
Innogy SE(a)	34,260	1,467,610
KION Group AG	3,451	248,361
LANXESS AG	2,665	207,850
LEG Immobilien AG	3,472	377,322
Leoni AG	4,995	253,688
Linde AG	9,254	2,208,442
MAN SE	3,965	448,814
Merck KGaA	5,077	495,670
METRO AG	35,412	437,640
MTU Aero Engines AG	2,883	554,052
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	9,785	2,068,402
OSRAM Licht AG	5,013	204,853
ProSiebenSat.1 Media SE	30,159	765,160
Rheinmetall AG	2,586	285,504
RWE AG	21,715	495,024
SAP SE	26,825	3,099,069
Siemens AG Registered Shares	37,260	4,925,402
Symrise AG	7,099	622,462
Talanx AG	12,159	444,059
Telefonica Deutschland Holding AG	325,136	1,281,573
ThyssenKrupp AG	9,613	233,677
TUI AG	40,210	881,903
Uniper SE	18,550	553,147
Volkswagen AG	9,236	1,525,865
VTG AG	6,482	367,808
Wacker Neuson SE	10,375	263,586

Total Germany		71,568,366

Hong Kong - 2.5%
AIA Group Ltd.	243,365	2,127,964
Bank of East Asia Ltd. (The)	159,458	637,186
BOC Hong Kong Holdings Ltd.	468,444	2,206,248
CLP Holdings Ltd.	125,500	1,351,707
Dah Sing Financial Holdings Ltd.	49,200	287,219
Galaxy Entertainment Group Ltd.	88,000	681,414
Hang Lung Group Ltd.	74,000	207,509
Hang Lung Properties Ltd.	234,000	482,588
Hang Seng Bank Ltd.	99,100	2,478,305
Henderson Land Development Co., Ltd.	190,509	1,007,734
Hong Kong & China Gas Co., Ltd.	551,517	1,055,871
Hong Kong Exchanges & Clearing Ltd.	34,935	1,050,884
Hopewell Holdings Ltd.	63,500	216,916
Hysan Development Co., Ltd.	49,000	273,560
MTR Corp., Ltd.	214,000	1,183,820
New World Development Co., Ltd.	576,772	811,625
PCCW Ltd.	637,000	358,875
Power Assets Holdings Ltd.	153,000	1,069,671
Sino Land Co., Ltd.	364,400	592,668
Sun Hung Kai Properties Ltd.	117,000	1,765,711
Swire Pacific Ltd. Class A	50,500	534,902
Swire Properties Ltd.	216,600	800,642
Wharf Holdings Ltd. (The)	240,000	770,893
Wheelock & Co., Ltd.	57,000	397,052

Total Hong Kong		22,350,964

Ireland - 0.4%
AIB Group PLC	87,427	474,651
CRH PLC	22,853	809,800
DCC PLC	5,355	487,472
Kerry Group PLC Class A	5,596	585,412
Kingspan Group PLC	7,622	381,592
Paddy Power Betfair PLC	3,272	362,921
Smurfit Kappa Group PLC	8,411	340,763

Total Ireland		3,442,611

Israel - 0.4%
Bank Hapoalim BM	87,069	588,698
Bezeq Israeli Telecommunication Corp., Ltd.	504,767	567,571
Delek Automotive Systems Ltd.	47,121	257,839
Harel Insurance Investments & Financial Services Ltd.	57,346	429,404
Israel Chemicals Ltd.	93,565	426,858
Mediterranean Towers Ltd.	265,278	476,052
Naphtha Israel Petroleum Corp., Ltd.	37,430	219,127
Paz Oil Co., Ltd.	4,042	529,908
Strauss Group Ltd.	21,012	422,473

Total Israel		3,917,930

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
Italy - 3.5%
A2A SpA	238,885	$414,182
ACEA SpA	21,256	316,174
Ascopiave SpA	122,824	428,776
Assicurazioni Generali SpA	119,521	2,005,288
Atlantia SpA	56,411	1,667,643
Azimut Holding SpA	18,872	292,061
Banca Generali SpA	11,978	298,438
Banca Mediolanum SpA	73,408	497,532
Brembo SpA	18,373	248,622
Cementir Holding SpA	29,751	235,509
Datalogic SpA	8,785	324,632
Davide Campari-Milano SpA	39,706	326,597
De’ Longhi SpA	12,935	366,683
Ei Towers SpA	5,417	299,471
Enel SpA	530,989	2,949,133
Eni SpA	278,478	5,171,631
ERG SpA	23,077	504,653
Ferrari N.V.	1,771	240,891
FinecoBank Banca Fineco SpA	45,835	517,594
Hera SpA	92,261	287,611
Infrastrutture Wireless Italiane SpA(a)	38,802	299,228
Intesa Sanpaolo SpA	1,424,566	4,135,678
Intesa Sanpaolo SpA RSP	130,064	394,523
Iren SpA	100,852	257,872
Italgas SpA	71,345	393,337
Luxottica Group SpA	12,276	792,033
MARR SpA	13,689	360,887
Mediobanca Banca di Credito Finanziario SpA	57,026	530,116
Piaggio & C. SpA	130,635	328,534
Poste Italiane SpA(a)	113,873	953,269
Prysmian SpA	10,586	263,632
Recordati SpA	10,055	399,855
Snam SpA	296,304	1,237,117
Societa Cattolica di Assicurazioni SC	30,007	250,323
Telecom Italia SpA RSP	351,383	229,580
Terna Rete Elettrica Nazionale SpA	146,473	792,140
UniCredit SpA	63,026	1,051,986
Unione di Banche Italiane SpA	72,142	277,283
UnipolSai Assicurazioni SpA	343,553	759,111

Total Italy		31,099,625

Japan - 17.6%
Aeon Co., Ltd.	35,600	761,721
Aisin Seiki Co., Ltd.	13,900	633,729
AIT Corp.	37,200	394,955
Amada Holdings Co., Ltd.	54,500	524,015
ANA Holdings, Inc.	9,100	334,292
Aozora Bank Ltd.	12,400	471,864
Asahi Glass Co., Ltd.	12,400	483,059
Asahi Group Holdings Ltd.	14,700	752,750
Asahi Kasei Corp.	62,400	793,204
Astellas Pharma, Inc.	78,600	1,198,532
Azbil Corp.	10,700	466,582
Bandai Namco Holdings, Inc.	12,700	523,983
Bridgestone Corp.	42,900	1,678,199
Brother Industries Ltd.	21,400	422,726
Canon, Inc.	80,800	2,648,714
Chiba Bank Ltd. (The)	63,600	449,590
Chubu Electric Power Co., Inc.	34,800	521,851
Chugai Pharmaceutical Co., Ltd.	17,100	896,953
Concordia Financial Group Ltd.	89,200	454,194
Cosmo Energy Holdings Co., Ltd.	9,900	347,682
Dai-ichi Life Holdings, Inc.	45,733	815,857
Daiichi Sankyo Co., Ltd.	29,700	1,136,089
Daiken Medical Co., Ltd.	106,600	735,272
Daikin Industries Ltd.	6,400	766,740
Daito Trust Construction Co., Ltd.	3,800	617,867
Daiwa House Industry Co., Ltd.	26,600	906,799
Daiwa Securities Group, Inc.	102,000	592,395
Denka Co., Ltd.	10,600	353,604
Denso Corp.	30,300	1,480,464
Dentsu, Inc.	10,900	516,634
Disco Corp.	1,500	256,083
East Japan Railway Co.	7,300	699,585
Eisai Co., Ltd.	12,500	880,693
FamilyMart UNY Holdings Co., Ltd.	4,300	452,652
FANUC Corp.	7,900	1,569,444
Fast Retailing Co., Ltd.	1,700	781,357
FCC Co., Ltd.	12,900	363,946
France Bed Holdings Co., Ltd.	77,500	680,088
Fuji Electric Co., Ltd.	38,000	289,550
FUJIFILM Holdings Corp.	18,300	714,719
Fujitsu Ltd.	76,000	460,947
Gurunavi, Inc.	21,200	173,788
Hamamatsu Photonics K.K.	11,600	498,497
Hirose Electric Co., Ltd.	4,805	595,609
Hitachi Ltd.	149,000	1,051,401
Hitachi Metals Ltd.	27,900	289,667
Honda Motor Co., Ltd.	74,200	2,179,141
Hoya Corp.	9,900	562,995
Hulic Co., Ltd.	29,800	318,272
I-Net Corp.	13,800	221,144
Ichigo, Inc.	60,200	282,616
Iida Group Holdings Co., Ltd.	21,700	418,660
Isuzu Motors Ltd.	46,800	621,733
ITOCHU Corp.	90,600	1,642,030
Japan Airlines Co., Ltd.	16,100	570,946
Japan Exchange Group, Inc.	29,900	555,808
Japan Post Holdings Co., Ltd.	210,800	2,308,495
Japan Post Insurance Co., Ltd.	25,900	532,661
Japan Tobacco, Inc.	129,544	3,619,724
JFE Holdings, Inc.	33,900	641,488
JXTG Holdings, Inc.	164,200	1,141,758
Kajima Corp.	66,000	511,245
Kaneka Corp.	36,000	322,737
Kansai Electric Power Co., Inc. (The)	31,200	455,191
Kao Corp.	11,900	907,823
KDDI Corp.	110,400	3,021,012
Kirin Holdings Co., Ltd.	34,800	930,911
Komatsu Ltd.	41,300	1,181,225
Kubota Corp.	44,800	704,974
Kyoei Steel Ltd.	16,500	312,229
Kyoritsu Maintenance Co., Ltd.	8,200	450,106
Kyoritsu Printing Co., Ltd.	68,300	230,000
Kyowa Hakko Kirin Co., Ltd.	19,400	391,100
Kyushu Financial Group, Inc.	85,000	410,554
Lawson, Inc.	9,100	568,519
LIXIL Group Corp.	22,700	454,143
Makita Corp.	10,000	448,246

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
Marubeni Corp.	108,300	$826,293
Marui Group Co., Ltd.	20,900	440,397
Mazda Motor Corp.	35,000	429,739
Medipal Holdings Corp.	21,600	434,477
Michinoku Bank Ltd. (The)	34,900	572,188
Mitsubishi Chemical Holdings Corp.	83,600	699,956
Mitsubishi Corp.	82,400	2,289,777
Mitsubishi Electric Corp.	90,300	1,202,071
Mitsubishi Estate Co., Ltd.	30,100	526,373
Mitsubishi Gas Chemical Co., Inc.	12,400	280,991
Mitsubishi Heavy Industries Ltd.	18,900	687,816
Mitsubishi Materials Corp.	9,200	252,914
Mitsubishi Motors Corp.	57,400	457,583
Mitsubishi Tanabe Pharma Corp.	38,900	672,185
Mitsubishi UFJ Financial Group, Inc.	513,600	2,926,312
Mitsui Fudosan Co., Ltd.	21,500	519,036
Mizuho Financial Group, Inc.	1,230,700	2,072,185
Monex Group, Inc.	56,300	325,301
MS&AD Insurance Group Holdings, Inc.	30,330	943,046
Murata Manufacturing Co., Ltd.	5,400	907,760
Nabtesco Corp.	10,800	332,488
NEC Corp.	13,900	381,492
Nichiha Corp.	8,400	317,754
Nidec Corp.	4,000	600,370
Nintendo Co., Ltd.	3,600	1,176,545
Nippon Express Co., Ltd.	6,800	493,586
Nippon Kayaku Co., Ltd.	34,400	384,793
Nippon Light Metal Holdings Co., Ltd.	148,500	333,828
Nippon Steel & Sumikin Bussan Corp.	6,700	332,686
Nippon Steel & Sumitomo Metal Corp.	44,900	881,867
Nippon Telegraph & Telephone Corp.	85,700	3,896,404
Nissan Motor Co., Ltd.	268,100	2,609,234
Nisshinbo Holdings, Inc.	33,200	356,683
Nitto Denko Corp.	6,600	499,506
NOK Corp.	22,000	425,838
Nomura Holdings, Inc.	165,100	802,210
Nomura Real Estate Holdings, Inc.	13,800	306,238
Nomura Research Institute Ltd.	9,200	446,025
NSK Ltd.	38,900	401,415
NTT Data Corp.	48,700	561,018
NTT DOCOMO, Inc.	193,055	4,919,404
Obayashi Corp.	43,500	452,810
Oji Holdings Corp.	74,000	458,972
Omron Corp.	11,600	541,435
Ono Pharmaceutical Co., Ltd.	17,800	417,339
Oracle Corp.	5,300	433,034
Oriental Land Co., Ltd.	3,900	409,313
Otsuka Holdings Co., Ltd.	18,900	915,267
Outsourcing, Inc.	13,000	241,304
Panasonic Corp.	76,200	1,027,443
Park24 Co., Ltd.	13,400	364,745
Pasco Corp.*	32,109	88,705
Pigeon Corp.	8,300	403,891
Qol Co., Ltd.	18,100	338,583
Recruit Holdings Co., Ltd.	33,500	927,288
Resona Holdings, Inc.	111,400	595,997
Ricoh Co., Ltd.	25,000	229,314
San-In Godo Bank Ltd. (The)	45,000	402,609
Sanwa Holdings Corp.	34,100	361,426
SBI Holdings, Inc.	20,900	538,515
Secom Co., Ltd.	9,500	729,621
Seiko Epson Corp.	28,600	497,301
Seino Holdings Co., Ltd.	29,000	514,206
Sekisui House Ltd.	52,800	934,302
Seven & I Holdings Co., Ltd.	29,700	1,295,361
Seven Bank Ltd.	137,000	419,293
Shikoku Electric Power Co., Inc.	29,200	390,687
Shimizu Corp.	43,600	452,276
Shin-Etsu Chemical Co., Ltd.	10,200	909,173
Shionogi & Co., Ltd.	11,900	611,411
Shizuoka Bank Ltd. (The)	61,600	556,688
Showa Shell Sekiyu K.K.	41,500	619,325
SMC Corp.	1,500	550,219
SoftBank Group Corp.	9,600	691,020
Sojitz Corp.	159,500	578,874
Sompo Holdings, Inc.	15,400	622,868
Sony Corp.	12,100	618,737
Sony Financial Holdings, Inc.	29,800	569,285
Subaru Corp.	49,700	1,447,050
Sumitomo Chemical Co., Ltd.	102,000	578,305
Sumitomo Corp.	62,500	1,026,949
Sumitomo Electric Industries Ltd.	47,000	700,131
Sumitomo Heavy Industries Ltd.	13,000	438,947
Sumitomo Metal Mining Co., Ltd.	12,800	489,743
Sumitomo Mitsui Financial Group, Inc.	69,100	2,686,269
Sumitomo Mitsui Trust Holdings, Inc.	20,607	817,285
Sumitomo Realty & Development Co., Ltd.	10,000	369,160
Sumitomo Rubber Industries Ltd.	24,500	389,293
Suntory Beverage & Food Ltd.	10,900	465,463
Suzuken Co., Ltd.	8,800	372,609
Suzuki Motor Corp.	11,900	657,285
Sysmex Corp.	3,600	336,063
T&D Holdings, Inc.	30,600	459,836
Taisei Corp.	10,800	595,748
Takeda Pharmaceutical Co., Ltd.	49,900	2,107,455
Teijin Ltd.	20,200	370,572
Terumo Corp.	9,000	515,957
Toda Corp.	52,000	452,562
Toho Co., Ltd.	11,200	375,642
Tokai Tokyo Financial Holdings, Inc.	59,500	380,319
Tokio Marine Holdings, Inc.	29,700	1,392,426
Tokyo Electron Device Ltd.	24,400	446,080
Tokyo Electron Ltd.	8,200	1,408,062
Tokyo Gas Co., Ltd.	18,900	501,742
Toray Industries, Inc.	47,700	376,381
TOTO Ltd.	7,200	334,113
Tow Co., Ltd.	19,300	141,834
Toyo Ink SC Holdings Co., Ltd.	14,400	375,714
Toyo Kanetsu K.K.	12,100	441,331

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
Toyoda Gosei Co., Ltd.	12,600	$319,536
Toyota Boshoku Corp.	19,200	353,440
Toyota Motor Corp.	145,210	9,399,681
Toyota Tsusho Corp.	21,300	713,429
Trend Micro, Inc.	9,100	519,225
Ube Industries Ltd.	14,500	376,883
Unicharm Corp.	14,200	427,288
USS Co., Ltd.	26,660	507,374
Wacoal Holdings Corp.	16,600	484,070
West Japan Railway Co.	8,820	650,083
Yahoo Japan Corp.	197,710	656,862
Yakult Honsha Co., Ltd.	4,000	267,232
Yamaha Corp.	6,900	358,814
Yamaha Motor Co., Ltd.	20,900	525,684
Yamato Holdings Co., Ltd.	12,600	371,294
Yuasa Trading Co., Ltd.	15,500	494,673

Total Japan		155,866,143

Netherlands - 2.3%
Aalberts Industries N.V.	8,779	420,452
ABN AMRO Group N.V. CVA(a)	75,825	1,967,126
Aegon N.V.	162,085	971,949
Akzo Nobel N.V.	11,024	943,707
ASML Holding N.V.	5,513	1,092,309
ASR Nederland N.V.	11,527	470,773
BE Semiconductor Industries N.V.	11,720	317,188
Boskalis Westminster	12,541	365,324
Corbion N.V.	9,318	297,003
Euronext N.V.(a)	4,946	314,433
Heineken Holding N.V.	4,480	429,435
Heineken N.V.	13,685	1,374,422
ING Groep N.V.	245,468	3,533,159
Koninklijke Ahold Delhaize N.V.	63,801	1,527,436
Koninklijke DSM N.V.	8,046	809,021
Koninklijke KPN N.V.	265,986	723,586
Koninklijke Philips N.V.	37,375	1,589,485
NN Group N.V.	19,127	778,038
PostNL N.V.	80,731	303,038
Randstad N.V.	11,043	650,078
Signify N.V.(a)	12,394	321,971
Wolters Kluwer N.V.	16,284	917,538

Total Netherlands		20,117,471

New Zealand - 0.5%
Abano Healthcare Group Ltd.	82,071	488,982
Air New Zealand Ltd.	101,092	217,311
Arvida Group Ltd.	546,361	473,489
Auckland International Airport Ltd.	76,349	350,472
Contact Energy Ltd.	88,527	350,633
Fisher & Paykel Healthcare Corp., Ltd.	39,573	398,946
Mercury NZ Ltd.	158,418	361,456
Meridian Energy Ltd.	168,463	355,861
Spark New Zealand Ltd.	212,216	535,929
Tourism Holdings Ltd.	67,373	303,339
Vector Ltd.	73,719	169,200
Z Energy Ltd.	53,109	272,198

Total New Zealand		4,277,816

Norway - 1.6%
Aker ASA Class A	8,150	622,969
Aker BP ASA	22,347	824,742
DNB ASA	86,038	1,681,617
Equinor ASA	164,231	4,360,472
Gjensidige Forsikring ASA	34,131	559,470
Leroy Seafood Group ASA	48,088	323,796
Marine Harvest ASA	56,180	1,118,030
Norsk Hydro ASA	98,570	590,061
Ocean Yield ASA	46,656	407,004
Orkla ASA	59,398	520,345
Salmar ASA	13,478	565,221
SpareBank 1 SR-Bank ASA	25,917	274,738
Storebrand ASA	39,808	321,086
Telenor ASA	102,206	2,096,061
Yara International ASA	7,448	308,871

Total Norway		14,574,483

Portugal - 0.4%
Altri, SGPS, S.A.	44,661	451,045
EDP - Energias de Portugal S.A.	240,410	954,349
Galp Energia, SGPS, S.A.	40,493	772,280
Jeronimo Martins, SGPS, S.A.	49,596	716,295
Navigator Co. S.A. (The)	75,076	447,041
REN - Redes Energeticas Nacionais, SGPS, S.A.	140,248	392,992
Semapa-Sociedade de Investimento e Gestao	5,935	159,030

Total Portugal		3,893,032

Singapore - 1.7%
CapitaLand Ltd.	166,800	386,570
City Developments Ltd.	38,000	304,613
ComfortDelGro Corp., Ltd.	233,200	401,922
DBS Group Holdings Ltd.	112,400	2,193,593
Hutchison Port Holdings Trust	1,878,336	525,934
Jardine Cycle & Carriage Ltd.	23,055	538,035
Keppel Corp., Ltd.	100,100	524,910
Keppel Infrastructure Trust	892,500	340,374
M1 Ltd.	265,200	311,199
Olam International Ltd.	170,600	267,755
Oversea-Chinese Banking Corp., Ltd.	180,995	1,545,128
QAF Ltd.	537,674	360,815
SATS Ltd.	123,500	452,879
Sheng Siong Group Ltd.	984,200	765,128
Singapore Airlines Ltd.	25,900	203,059
Singapore Technologies Engineering Ltd.	263,200	635,077
Singapore Telecommunications Ltd.	1,219,300	2,754,268
StarHub Ltd.	363,300	442,301
United Overseas Bank Ltd.	64,801	1,271,782
UOL Group Ltd.	68,600	383,375
Wilmar International Ltd.	270,200	606,389

Total Singapore		15,215,106

Spain - 4.3%
Acciona S.A.	5,226	432,727
Acerinox S.A.	27,861	368,880

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
ACS Actividades de Construccion y Servicios S.A.	19,519	$790,793
Aena SME S.A.(a)	8,192	1,487,291
Amadeus IT Group S.A.	16,826	1,328,016
Applus Services S.A.	26,916	359,197
Atresmedia Corp. de Medios de Comunicacion S.A.	40,935	344,353
Banco Bilbao Vizcaya Argentaria S.A.	347,296	2,462,920
Banco de Sabadell S.A.	378,560	634,474
Banco Santander S.A.	935,060	5,013,223
Bankia S.A.	160,132	599,588
Bankinter S.A.	51,753	504,059
Bolsas y Mercados Espanoles SHMSF S.A.	8,680	286,599
CaixaBank S.A.	322,375	1,394,898
Cellnex Telecom S.A.(a)	13,707	345,678
Cia de Distribucion Integral Logista Holdings S.A.	12,475	322,765
Cie Automotive S.A.	9,207	271,751
Distribuidora Internacional de Alimentacion S.A.	116,862	340,423
Enagas S.A.	20,720	605,759
Ence Energia y Celulosa S.A.	43,372	384,856
Endesa S.A.	93,378	2,059,999
Ferrovial S.A.	43,203	886,513
Gas Natural SDG S.A.	63,822	1,690,009
Global Dominion Access S.A.*(a)	6,050	32,810
Iberdrola S.A.	409,427	3,166,449
Industria de Diseno Textil S.A.	108,478	3,705,883
Mapfre S.A.	221,147	667,448
Mediaset Espana Comunicacion S.A.	68,103	574,248
Obrascon Huarte Lain S.A.	75,426	241,382
Red Electrica Corp. S.A.	38,685	787,707
Repsol S.A.	104,132	2,038,278
Telefonica S.A.	407,272	3,461,242
Zardoya Otis S.A.*	29,902	285,581

Total Spain		37,875,799

Sweden - 3.3%
Ahlsell AB(a)	57,141	337,570
Alfa Laval AB	17,015	404,358
Assa Abloy AB Class B	26,201	559,107
Atlas Copco AB Class A	20,323	592,470
Atlas Copco AB Class B	28,071	736,291
Axfood AB	25,653	494,077
Boliden AB	16,845	547,189
Castellum AB	16,959	275,162
Dometic Group AB(a)	30,087	295,960
Electrolux AB Series B	19,829	452,170
Essity AB Class B	26,436	653,660
Evolution Gaming Group AB(a)	3,453	214,992
Fabege AB	62,870	751,123
Hemfosa Fastigheter AB	18,291	214,274
Hennes & Mauritz AB Class B	158,668	2,367,782
ICA Gruppen AB	17,457	536,043
Intrum AB	9,605	223,215
Investment AB Latour Class B	25,028	271,095
NCC AB Class B	18,821	313,368
Nobia AB	41,254	317,959
Nordea Bank AB	407,981	3,934,787
Peab AB	38,299	289,619
Saab AB Class B	5,610	233,280
Sandvik AB	52,772	937,933
Securitas AB Class B	24,591	405,314
Skandinaviska Enskilda Banken AB Class A	183,394	1,745,790
Skanska AB Class B	42,206	768,068
SKF AB Class B	25,875	482,155
SSAB AB Class A	69,888	330,534
Svenska Cellulosa AB SCA Class B	23,054	250,795
Svenska Handelsbanken AB Class A	129,464	1,440,804
Swedbank AB Class A	98,591	2,113,766
Swedish Match AB	12,889	639,263
Tele2 AB Class B	61,952	729,214
Telefonaktiebolaget LM Ericsson Class B	88,995	689,000
Telia Co. AB	355,409	1,627,270
Trelleborg AB Class B	15,914	340,303
Volvo AB Class A	8,296	132,610
Volvo AB Class B	82,146	1,314,924

Total Sweden		28,963,294

Switzerland - 7.2%
ABB Ltd. Registered Shares	107,998	2,361,284
Adecco Group AG Registered Shares	10,837	641,303
Baloise Holding AG Registered Shares	4,691	681,717
Cembra Money Bank AG	3,084	242,415
Cie Financiere Richemont S.A. Registered Shares	18,068	1,530,671
Clariant AG Registered Shares*	23,635	566,983
Coca-Cola HBC AG*	12,796	427,585
Credit Suisse Group AG Registered Shares*	76,577	1,152,955
Dufry AG*	3,463	440,831
EMS-Chemie Holding AG Registered Shares	1,022	655,122
Flughafen Zurich AG Registered Shares	2,052	418,274
Geberit AG Registered Shares	1,598	685,420
Givaudan S.A. Registered Shares	446	1,011,523
Helvetia Holding AG Registered Shares	641	365,705
Julius Baer Group Ltd.*	8,109	475,948
Kuehne + Nagel International AG Registered Shares	7,263	1,091,334
LafargeHolcim Ltd. Registered Shares*	33,378	1,626,293
Logitech International S.A. Registered Shares	14,766	649,410
Lonza Group AG Registered Shares*	2,144	568,955
Nestle S.A. Registered Shares	136,974	10,608,088
Novartis AG Registered Shares	141,669	10,740,563
Partners Group Holding AG	898	657,933

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
Roche Holding AG Bearer Shares	5,545	$1,250,899
Roche Holding AG Genusschein	42,697	9,483,683
Schindler Holding AG Participation Certificate	3,691	793,995
SGS S.A. Registered Shares	362	963,195
STMicroelectronics N.V.	17,561	392,332
Sunrise Communications Group AG*(a)	5,646	459,436
Swatch Group AG (The) Bearer Shares	1,786	847,358
Swiss Life Holding AG Registered Shares*	1,960	681,001
Swiss Re AG	25,074	2,164,099
Swisscom AG Registered Shares	3,685	1,644,788
UBS Group AG Registered Shares*	200,395	3,092,858
Vontobel Holding AG Registered Shares	9,033	654,539
Zurich Insurance Group AG	11,314	3,351,072

Total Switzerland		63,379,567

United Kingdom - 19.4%
Admiral Group PLC	26,146	658,455
Aggreko PLC	27,929	249,263
Anglo American PLC	93,148	2,084,243
Antofagasta PLC	60,126	785,876
Ashmore Group PLC	52,337	257,735
Associated British Foods PLC	17,774	642,503
AstraZeneca PLC	67,202	4,660,644
Aviva PLC	237,334	1,579,235
Babcock International Group PLC	30,638	330,799
BAE Systems PLC	161,987	1,383,269
Barclays PLC	335,228	836,486
Barratt Developments PLC	130,431	887,527
Bellway PLC	12,310	488,219
Berkeley Group Holdings PLC	12,707	634,988
BHP Billiton PLC	136,555	3,075,693
Bodycote PLC	28,606	369,929
BP PLC	1,607,066	12,269,963
Brewin Dolphin Holdings PLC	78,981	370,384
British American Tobacco PLC	172,992	8,747,443
British Land Co. PLC (The)	73,913	655,957
BT Group PLC	1,042,073	2,996,487
Bunzl PLC	9,029	273,576
Burberry Group PLC	15,245	434,748
Carnival PLC	9,424	540,855
Centrica PLC	631,622	1,314,642
Close Brothers Group PLC	12,590	247,002
CNH Industrial N.V.	31,647	336,092
Coca-Cola European Partners PLC	15,571	632,298
Compass Group PLC	51,674	1,104,183
Costain Group PLC	63,334	367,914
Countryside Properties PLC(a)	54,243	246,353
Debenhams PLC	1,204,717	237,466
Derwent London PLC	7,373	302,344
Devro PLC	9,477	24,874
Diageo PLC	91,488	3,287,824
Direct Line Insurance Group PLC	122,564	554,864
Dixons Carphone PLC	129,109	318,071
easyJet PLC	18,645	411,827
Electrocomponents PLC	48,716	487,525
Elegant Hotels Group PLC	149,876	154,342
Equiniti Group PLC(a)	89,376	291,457
Evraz PLC	138,308	928,345
Fresnillo PLC	41,392	624,898
G4S PLC	101,715	359,492
GlaxoSmithKline PLC	385,995	7,796,015
Greene King PLC	28,765	218,596
Halma PLC	18,660	337,511
Hammerson PLC	57,501	396,736
Hastings Group Holdings PLC(a)	70,691	237,618
Howden Joinery Group PLC	49,582	351,000
HSBC Holdings PLC	1,351,842	12,684,361
Ibstock PLC(a)	57,075	225,457
IMI PLC	24,711	369,312
Imperial Brands PLC	97,555	3,634,652
Inchcape PLC	44,675	460,356
Informa PLC	49,655	547,401
Inmarsat PLC	40,771	296,054
InterContinental Hotels Group PLC	7,986	497,654
International Consolidated Airlines Group S.A.	73,686	647,134
Intertek Group PLC	6,216	469,094
Intu Properties PLC	136,255	324,163
Investec PLC	36,823	261,552
ITV PLC	356,750	819,539
J Sainsbury PLC	158,373	671,604
Jardine Lloyd Thompson Group PLC	12,714	214,857
Johnson Matthey PLC	6,626	316,589
Jupiter Fund Management PLC	62,724	369,339
Kingfisher PLC	145,468	570,401
Land Securities Group PLC	39,428	498,113
Legal & General Group PLC	438,810	1,541,042
Lloyds Banking Group PLC	4,131,998	3,439,549
London Stock Exchange Group PLC	9,991	589,753
Lookers PLC	244,671	350,161
Man Group PLC	136,473	318,195
Marks & Spencer Group PLC	185,980	724,589
McCarthy & Stone PLC(a)	134,368	174,029
Micro Focus International PLC	26,419	461,633
Mondi PLC	18,753	507,800
Morgan Advanced Materials PLC	101,298	436,791
National Grid PLC	238,986	2,645,331
Next PLC	7,097	566,874
PayPoint PLC	30,227	373,132
Pearson PLC	37,131	433,847
Pennon Group PLC	40,247	422,113
Persimmon PLC	41,993	1,404,328
Polar Capital Holdings PLC	40,929	390,144
PRS REIT PLC (The)	336,987	464,928
Prudential PLC	75,781	1,735,366
PZ Cussons PLC	104,368	310,583
Reckitt Benckiser Group PLC	27,839	2,293,110
Redde PLC	153,432	356,521
Redrow PLC	37,987	267,312
RELX N.V.	48,439	1,032,977
RELX PLC	41,596	891,031

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Equity Fund (DWM)

June 30, 2018

Investments	Shares	Value
Rentokil Initial PLC	96,479	$446,837
Rio Tinto PLC	99,546	5,521,192
Rolls-Royce Holdings PLC*	41,669	543,644
Rotork PLC	96,521	426,515
Royal Dutch Shell PLC Class A	342,217	11,878,142
Royal Dutch Shell PLC Class B	315,268	11,294,475
Royal Mail PLC	75,783	505,666
RPC Group PLC	31,610	312,247
RSA Insurance Group PLC	54,082	485,104
Saga PLC	184,808	306,455
Sage Group PLC (The)	62,453	518,303
Schroders PLC	10,077	420,146
Segro PLC	82,215	726,596
Severn Trent PLC	20,346	531,730
Sky PLC	19,458	375,451
Smith & Nephew PLC	21,262	392,435
Smiths Group PLC	22,839	512,001
Soco International PLC	130,546	166,149
Spectris PLC	8,678	299,031
Spirax-Sarco Engineering PLC	3,785	325,814
SSE PLC	108,780	1,946,008
St. James’s Place PLC	26,953	408,335
Stagecoach Group PLC	178,552	333,798
Standard Chartered PLC	50,039	457,559
Standard Life Aberdeen PLC	243,131	1,045,477
TalkTalk Telecom Group PLC	212,453	294,516
Tate & Lyle PLC	44,596	380,822
Tesco PLC	172,788	585,593
TP ICAP PLC	38,028	211,570
Travis Perkins PLC	17,347	325,786
Unilever N.V. CVA	73,541	4,102,955
Unilever PLC	57,543	3,184,712
United Utilities Group PLC	58,813	592,609
Vedanta Resources PLC	37,203	317,691
Vodafone Group PLC	2,911,000	7,064,661
WH Smith PLC	23,047	608,252
Whitbread PLC	8,140	425,467
William Hill PLC	86,404	346,103
WM Morrison Supermarkets PLC	147,026	489,160

Total United Kingdom		171,901,344

TOTAL COMMON STOCKS (Cost: $793,424,179)		879,725,356

RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	1,660,159	0

Spain - 0.0%
Repsol S.A., expiring 7/6/18*	104,132	59,100

TOTAL RIGHTS (Cost: $58,653)		59,100

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b) (Cost: $27,573)(c)	27,573	27,573

TOTAL INVESTMENTS IN SECURITIES - 99.4% (Cost: $793,510,405)		879,812,029
Other Assets less Liabilities - 0.6%		5,343,502

NET ASSETS - 100.0%		$885,155,531

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the Fund held collateral with a market value of $82,112 for $77,781 of securities on loan that were unsettled. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $54,539.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	7/2/2018	202,935	SGD	112,789	GBP	$—	$(76)

CURRENCY LEGEND

GBP	British pound
SGD	Singapore dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

Australia - 6.9%
Altium Ltd.	15,519	$258,104
ARB Corp., Ltd.	19,968	336,819
Aristocrat Leisure Ltd.	74,897	1,709,933
Blackmores Ltd.	4,340	456,942
Caltex Australia Ltd.	124,194	2,985,894
carsales.com Ltd.	80,388	898,047
Cochlear Ltd.	10,671	1,578,194
Computershare Ltd.	146,416	1,993,747
Corporate Travel Management Ltd.	15,740	317,485
Costa Group Holdings Ltd.	47,055	286,824
Crown Resorts Ltd.	255,853	2,551,999
CSL Ltd.	62,585	8,906,925
Domino’s Pizza Enterprises Ltd.	14,624	564,234
Flight Centre Travel Group Ltd.	18,550	872,366
Inghams Group Ltd.	225,200	635,606
Magellan Financial Group Ltd.	92,738	1,596,503
McMillan Shakespeare Ltd.	26,220	309,962
Mineral Resources Ltd.	82,251	972,946
Northern Star Resources Ltd.	115,965	622,042
Pendal Group Ltd.	182,546	1,336,602
Platinum Asset Management Ltd.	356,158	1,515,728
Reece Ltd.	67,009	626,296
Sandfire Resources NL	33,948	229,755
Seek Ltd.	84,658	1,364,206
Technology One Ltd.	104,451	327,988
Webjet Ltd.	23,860	237,110

Total Australia		33,492,257

Austria - 0.5%
ams AG*	5,345	397,154
Lenzing AG	17,314	2,090,228

Total Austria		2,487,382

Belgium - 0.6%
Kinepolis Group N.V.	4,909	311,221
Melexis N.V.	11,779	1,093,330
Warehouses De Pauw CVA	9,620	1,217,531

Total Belgium		2,622,082

China - 3.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	135,000	276,695
China Everbright International Ltd.	1,033,000	1,335,120
China Overseas Land & Investment Ltd.	3,770,000	12,421,786
China South City Holdings Ltd.	3,126,000	609,625
CSPC Pharmaceutical Group Ltd.	492,000	1,486,263

Total China		16,129,489

Denmark - 9.2%
Chr Hansen Holding A/S	16,750	1,547,042
Coloplast A/S Class B	58,823	5,879,074
Dfds A/S	14,892	950,717
DSV A/S	12,717	1,027,484
GN Store Nord A/S	8,268	376,766
Novo Nordisk A/S Class B	658,658	30,551,245
Pandora A/S	34,594	2,416,674
Rockwool International A/S Class B	870	339,738
Royal Unibrew A/S	11,388	907,435
SimCorp A/S	6,078	492,412

Total Denmark		44,488,587

Finland - 1.9%
DNA Oyj	45,811	1,096,476
Neste Oyj	40,633	3,188,041
Nokian Renkaat Oyj	48,777	1,927,175
Wartsila Oyj Abp	153,513	3,016,511

Total Finland		9,228,203

France - 6.4%
Airbus SE	110,012	12,877,852
Alten S.A.	3,833	395,162
Eurazeo S.A.	13,207	1,001,518
Hermes International	6,775	4,143,339
Ipsen S.A.	9,386	1,472,292
Safran S.A.	60,968	7,406,614
SEB S.A.	7,020	1,226,152
Trigano S.A.	1,636	290,719
Valeo S.A.	40,671	2,223,269

Total France		31,036,917

Germany - 5.6%
1&1 Drillisch AG	56,449	3,213,628
adidas AG	22,828	4,982,749
AURELIUS Equity Opportunities SE & Co. KGaA	36,476	2,167,707
Bechtle AG	6,185	477,328
CompuGroup Medical SE	6,553	336,642
Continental AG	32,630	7,449,902
CTS Eventim AG & Co. KGaA	11,213	552,210
Fielmann AG*	17,927	1,241,189
Fuchs Petrolub SE	21,236	1,004,161
Hugo Boss AG	17,282	1,569,011
Nemetschek SE	3,436	413,607
Pfeiffer Vacuum Technology AG	1,215	199,877
Siltronic AG	6,756	966,671
United Internet AG Registered Shares	37,548	2,150,751
Wirecard AG	1,636	263,500

Total Germany		26,988,933

Hong Kong - 1.1%
Galaxy Entertainment Group Ltd.	429,000	3,321,894
Techtronic Industries Co., Ltd.	221,500	1,235,190
Vitasoy International Holdings Ltd.	192,000	614,267

Total Hong Kong		5,171,351

Ireland - 0.5%
Glanbia PLC	45,727	848,878
Hibernia REIT PLC	242,609	424,887
Irish Continental Group PLC	49,582	292,342

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

Investments	Shares	Value
Kingspan Group PLC	15,484	$775,200

Total Ireland		2,341,307

Israel - 0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	3,201,360	3,599,677
Frutarom Industries Ltd.	2,171	212,619

Total Israel		3,812,296

Italy - 2.1%
Biesse SpA	5,389	210,654
Brembo SpA	53,770	727,611
Datalogic SpA	9,968	368,347
De’ Longhi SpA	51,073	1,447,824
DiaSorin SpA	6,118	697,878
Ferrari N.V.	9,271	1,261,038
Gima TT SpA(a)	24,744	407,058
IMA Industria Macchine Automatiche SpA	8,022	698,710
Interpump Group SpA	8,975	279,154
Moncler SpA	14,633	666,306
Recordati SpA	66,150	2,630,572
Reply SpA	3,254	221,114
Salvatore Ferragamo SpA	20,331	496,113
Technogym SpA(a)	19,413	230,057

Total Italy		10,342,436

Japan - 17.4%
Ai Holdings Corp.	13,000	281,912
Asahi Intecc Co., Ltd.	11,600	438,803
Astellas Pharma, Inc.	527,300	8,040,534
Benefit One, Inc.	10,100	285,406
Calbee, Inc.	14,000	526,430
Chugai Pharmaceutical Co., Ltd.	75,900	3,981,212
Ci:z Holdings Co., Ltd.	5,200	247,407
Create SD Holdings Co., Ltd.	10,100	290,421
CyberAgent, Inc.	9,000	541,146
Daikin Industries Ltd.	33,500	4,013,407
Dip Corp.	14,700	377,835
Disco Corp.	9,400	1,604,785
en-japan, Inc.	5,300	267,476
Financial Products Group Co., Ltd.	38,800	500,566
GMO Payment Gateway, Inc.	2,300	265,373
Harmonic Drive Systems, Inc.	7,400	313,330
Haseko Corp.	50,400	696,632
Hikari Tsushin, Inc.	7,500	1,318,332
Hoya Corp.	55,600	3,161,869
Japan Lifeline Co., Ltd.	14,200	348,959
Kakaku.com, Inc.	30,900	697,980
Kaken Pharmaceutical Co., Ltd.	15,000	770,550
Keyence Corp.	3,400	1,920,318
Koito Manufacturing Co., Ltd.	15,300	1,011,114
Kyudenko Corp.	11,700	565,115
Lasertec Corp.	9,000	253,510
M3, Inc.	14,900	593,901
Meitec Corp.	12,600	605,173
Mixi, Inc.	19,700	498,703
Modec, Inc.	9,200	254,990
MonotaRO Co., Ltd.	8,000	353,902
Murata Manufacturing Co., Ltd.	43,340	7,285,612
Nidec Corp.	16,900	2,536,564
Nihon M&A Center, Inc.	14,500	420,869
Nissan Chemical Industries Ltd.	16,000	746,806
Nitto Denko Corp.	39,400	2,981,900
Obara Group, Inc.	3,700	211,114
Open House Co., Ltd.	11,000	651,469
Oracle Corp.	20,700	1,691,283
Oriental Land Co., Ltd.	14,600	1,532,298
Park24 Co., Ltd.	34,400	936,361
Pigeon Corp.	15,400	749,388
Relo Group, Inc.	16,000	422,372
Ryohin Keikaku Co., Ltd.	2,700	950,661
Seria Co., Ltd.	6,700	321,798
Shimano, Inc.	10,000	1,467,973
Start Today Co., Ltd.	16,900	612,590
Sundrug Co., Ltd.	20,200	818,833
Sysmex Corp.	15,400	1,437,602
Systena Corp.	14,600	149,210
T-Gaia Corp.	13,600	347,474
TechnoPro Holdings, Inc.	7,000	430,371
Toei Animation Co., Ltd.	8,500	296,980
Tokyo Electron Ltd.	69,400	11,917,013
Trend Micro, Inc.	42,300	2,413,542
USS Co., Ltd.	56,900	1,082,880
V Technology Co., Ltd.	1,000	184,896
Yahoo Japan Corp.	1,675,300	5,565,931
Yaskawa Electric Corp.	29,400	1,039,146

Total Japan		84,230,027

Netherlands - 2.4%
ASM International N.V.	7,915	437,661
ASML Holding N.V.	42,900	8,499,920
BE Semiconductor Industries N.V.	76,447	2,068,948
Corbion N.V.	18,852	600,891

Total Netherlands		11,607,420

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	122,985	1,239,845
Mainfreight Ltd.	35,595	669,969
Ryman Healthcare Ltd.	115,079	932,633
Z Energy Ltd.	210,690	1,079,843

Total New Zealand		3,922,290

Norway - 1.6%
Borregaard ASA	25,718	277,678
Entra ASA(a)	82,464	1,125,098
Grieg Seafood ASA	43,030	453,508
Leroy Seafood Group ASA	192,133	1,293,710
Salmar ASA	73,797	3,094,795
Tomra Systems ASA	29,241	613,493
Veidekke ASA	70,737	710,807
XXL ASA(a)	36,118	292,475

Total Norway		7,861,564

Portugal - 0.2%
Altri, SGPS, S.A.	91,320	922,269

Singapore - 0.7%
First Resources Ltd.	274,700	314,288

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

Investments	Shares	Value
Sheng Siong Group Ltd.	629,100	$489,069
SIA Engineering Co., Ltd.	588,100	1,354,334
Venture Corp., Ltd.	104,000	1,360,734

Total Singapore		3,518,425

Spain - 4.8%
Cie Automotive S.A.	14,049	414,666
Faes Farma S.A.	118,385	501,740
Global Dominion Access S.A.*(a)	9,383	50,884
Industria de Diseno Textil S.A.	554,598	18,946,470
Prosegur Cash S.A.(a)	271,842	733,169
Prosegur Cia de Seguridad S.A.	96,361	629,473
Zardoya Otis S.A.*	177,684	1,696,982

Total Spain		22,973,384

Sweden - 5.6%
AddTech AB Class B	12,037	266,682
Atlas Copco AB Class A	218,362	6,365,841
Atlas Copco AB Class B	107,604	2,822,410
Beijer Ref AB	11,267	204,534
Bonava AB Class B	25,891	304,174
Electrolux AB Series B	82,348	1,877,822
Evolution Gaming Group AB(a)	6,795	423,073
Fagerhult AB	23,651	202,776
Hexpol AB	76,664	798,690
Indutrade AB	24,810	593,488
Intrum AB	52,729	1,225,392
Investment AB Latour Class B	135,268	1,465,176
JM AB	36,388	650,803
Lifco AB Class B	13,507	481,638
Loomis AB Class B	17,676	615,281
Mycronic AB	32,521	364,253
NetEnt AB*	104,505	559,556
Nobia AB	41,294	318,267
Nolato AB Class B	2,972	240,192
Paradox Interactive AB	8,915	185,355
Peab AB	139,515	1,055,018
Sandvik AB	281,346	5,000,449
Sweco AB Class B	25,511	602,272
Thule Group AB(a)	20,953	521,834

Total Sweden		27,144,976

Switzerland - 6.8%
Bucher Industries AG Registered Shares	1,943	650,439
Comet Holding AG*	3,232	348,279
EMS-Chemie Holding AG Registered Shares	8,274	5,303,793
Kuehne + Nagel International AG Registered Shares	42,141	6,332,078
Logitech International S.A. Registered Shares	25,948	1,141,195
Oriflame Holding AG	24,335	785,597
Partners Group Holding AG	8,801	6,448,187
SGS S.A. Registered Shares	1,971	5,244,355
Sonova Holding AG Registered Shares	11,000	1,970,240
Straumann Holding AG Registered Shares	1,650	1,254,595
Sunrise Communications Group AG*(a)	27,736	2,256,980
Temenos AG Registered Shares*	4,619	697,769
Ypsomed Holding AG*	2,585	376,185

Total Switzerland		32,809,692

United Kingdom - 20.7%
A.G. Barr PLC	69,004	625,875
Abcam PLC	18,652	328,502
Ashtead Group PLC	58,469	1,754,613
Barratt Developments PLC	546,358	3,717,732
Bellway PLC	31,346	1,243,193
Bovis Homes Group PLC	33,853	511,975
British American Tobacco PLC	540,800	27,345,874
Cineworld Group PLC	163,922	574,806
Compass Group PLC	256,276	5,476,171
Computacenter PLC	24,583	469,310
Cranswick PLC	12,861	573,236
Croda International PLC	26,919	1,706,622
Diageo PLC	709,903	25,511,940
Diploma PLC	27,008	467,468
Domino’s Pizza Group PLC	68,032	311,583
Dunelm Group PLC	59,961	399,776
easyJet PLC	71,660	1,582,811
Electrocomponents PLC	93,678	937,482
esure Group PLC	248,714	713,865
Fevertree Drinks PLC	6,688	299,331
Games Workshop Group PLC	8,099	320,781
Greggs PLC	18,008	236,681
Hargreaves Lansdown PLC	87,462	2,276,526
Hill & Smith Holdings PLC	31,023	605,771
HomeServe PLC	55,379	657,296
Howden Joinery Group PLC	92,931	657,876
IMI PLC	74,623	1,115,258
Jardine Lloyd Thompson Group PLC	91,024	1,538,233
JD Sports Fashion PLC	41,183	239,562
Marshalls PLC	88,763	478,133
Moneysupermarket.com Group PLC	174,960	727,391
Next PLC	26,222	2,094,486
NMC Health PLC	10,546	498,735
Pagegroup PLC	120,553	896,868
Redrow PLC	76,857	540,838
RELX PLC	237,459	5,086,625
Renishaw PLC	11,973	837,790
Rentokil Initial PLC	145,574	674,217
Rightmove PLC	11,389	798,429
Rotork PLC	90,178	398,486
RWS Holdings PLC	27,060	153,264
Softcat PLC	30,734	310,817
Spirax-Sarco Engineering PLC	9,476	815,697
Superdry PLC	13,384	198,260
Synthomer PLC	88,503	615,779
Ted Baker PLC	11,778	334,945
Unite Group PLC (The)	85,942	976,933
Victrex PLC	19,068	733,586

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

Investments	Shares	Value
WH Smith PLC	16,586	$437,735

Total United Kingdom		99,809,163

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $453,450,900)		482,940,450
Other Assets less Liabilities - 0.1%		249,348

NET ASSETS - 100.0%		$483,189,798

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/3/2018	7,182,501	AUD	5,306,633	USD	$157	$—
Bank of America N.A.	7/3/2018	12,231,953	CHF	12,319,160	USD	—	(360)
Bank of America N.A.	7/3/2018	45,629,202	DKK	7,149,874	USD	357	—
Bank of America N.A.	7/3/2018	26,102,685	EUR	30,477,103	USD	—	(900)
Bank of America N.A.	7/3/2018	14,344,897	GBP	18,938,291	USD	567	—
Bank of America N.A.	7/3/2018	2,185,172	ILS	596,910	USD	42	—
Bank of America N.A.	7/3/2018	12,607,835	NOK	1,546,975	USD	—	(77)
Bank of America N.A.	7/3/2018	680,689	NZD	460,847	USD	14	—
Bank of America N.A.	7/3/2018	64,700,573	SEK	7,232,708	USD	—	(361)
Bank of America N.A.	7/3/2018	5,978,577	USD	7,900,479	AUD	141,309	—
Bank of America N.A.	7/3/2018	13,879,053	USD	13,611,437	CHF	170,974	—
Bank of America N.A.	7/3/2018	8,055,215	USD	51,249,195	DKK	24,314	—
Bank of America N.A.	7/3/2018	34,336,216	USD	29,350,203	EUR	68,371	—
Bank of America N.A.	7/3/2018	21,336,321	USD	16,011,744	GBP	196,808	—
Bank of America N.A.	7/3/2018	672,493	USD	2,393,504	ILS	18,628	—
Bank of America N.A.	7/3/2018	1,742,859	USD	14,245,812	NOK	—	(5,008)
Bank of America N.A.	7/3/2018	519,201	USD	740,037	NZD	18,159	—
Bank of America N.A.	7/3/2018	8,148,538	USD	71,804,607	SEK	122,090	—
Bank of America N.A.	7/5/2018	29,587,867	HKD	3,771,228	USD	113	—
Bank of America N.A.	7/5/2018	1,769,872,178	JPY	15,980,311	USD	394	—
Bank of America N.A.	7/5/2018	243,066	SGD	178,269	USD	5	—
Bank of America N.A.	7/5/2018	4,248,754	USD	33,301,182	HKD	4,105	—
Bank of America N.A.	7/5/2018	18,003,792	USD	1,951,675,866	JPY	381,527	—
Bank of America N.A.	7/5/2018	200,842	USD	268,541	SGD	3,884	—
Bank of America N.A.	8/2/2018	7,212,912	USD	9,761,848	AUD	—	(372)
Bank of America N.A.	8/2/2018	9,370,524	USD	59,664,741	DKK	—	(598)
Bank of America N.A.	8/2/2018	25,389,113	USD	21,698,149	EUR	435	—
Bank of America N.A.	8/2/2018	21,309,128	USD	16,118,966	GBP	—	(791)
Bank of America N.A.	8/2/2018	4,360,968	USD	34,204,271	HKD	—	(550)
Bank of America N.A.	8/2/2018	852,989	USD	3,116,213	ILS	—	(100)
Bank of America N.A.	8/2/2018	1,661,106	USD	13,522,006	NOK	69	—
Bank of America N.A.	8/2/2018	829,919	USD	1,225,841	NZD	—	(48)
Bank of America N.A.	8/2/2018	5,780,206	USD	51,593,269	SEK	257	—
Bank of America N.A.	8/3/2018	6,880,444	USD	6,814,192	CHF	132	—
Bank of America N.A.	8/3/2018	18,022,729	USD	1,992,336,995	JPY	—	(1,353)
Bank of America N.A.	8/3/2018	728,741	USD	993,098	SGD	—	(31)
Bank of Montreal	7/3/2018	5,472,358	AUD	4,043,153	USD	98	—
Bank of Montreal	7/3/2018	9,319,623	CHF	9,386,029	USD	—	(236)
Bank of Montreal	7/3/2018	34,764,259	DKK	5,447,526	USD	137	—
Bank of Montreal	7/3/2018	19,887,862	EUR	23,220,650	USD	—	(567)
Bank of Montreal	7/3/2018	10,929,396	GBP	14,429,175	USD	366	—
Bank of Montreal	7/3/2018	1,664,872	ILS	454,792	USD	23	—
Bank of Montreal	7/3/2018	9,606,718	NOK	1,178,651	USD	29	—
Bank of Montreal	7/3/2018	518,623	NZD	351,125	USD	9	—
Bank of Montreal	7/3/2018	49,296,924	SEK	5,510,637	USD	—	(138)
Bank of Montreal	7/5/2018	22,543,044	HKD	2,873,319	USD	72	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/5/2018	1,348,474,256	JPY	12,175,477	USD	$300	$—
Bank of Montreal	7/5/2018	185,194	SGD	135,825	USD	4	—
Bank of Montreal	8/2/2018	5,495,556	USD	7,437,734	AUD	—	(380)
Bank of Montreal	8/2/2018	7,139,451	USD	45,458,098	DKK	—	(333)
Bank of Montreal	8/2/2018	19,344,090	USD	16,532,011	EUR	232	—
Bank of Montreal	8/2/2018	16,235,528	USD	12,281,063	GBP	—	(529)
Bank of Montreal	8/2/2018	3,322,643	USD	26,058,951	HKD	—	(234)
Bank of Montreal	8/2/2018	649,898	USD	2,374,226	ILS	—	(66)
Bank of Montreal	8/2/2018	1,265,606	USD	10,303,898	NOK	—	(120)
Bank of Montreal	8/2/2018	632,323	USD	933,974	NZD	—	(33)
Bank of Montreal	8/2/2018	4,403,967	USD	39,310,012	SEK	101	—
Bank of Montreal	8/3/2018	5,242,247	USD	5,191,848	CHF	21	—
Bank of Montreal	8/3/2018	13,731,606	USD	1,517,916,444	JPY	—	(534)
Bank of Montreal	8/3/2018	555,234	USD	756,650	SGD	—	(24)
Barclays Bank PLC	7/3/2018	5,978,577	USD	7,900,323	AUD	141,425	—
Barclays Bank PLC	7/3/2018	13,879,053	USD	13,609,286	CHF	173,140	—
Barclays Bank PLC	7/3/2018	8,055,215	USD	51,248,438	DKK	24,433	—
Barclays Bank PLC	7/3/2018	34,336,216	USD	29,349,702	EUR	68,957	—
Barclays Bank PLC	7/3/2018	21,336,321	USD	16,011,035	GBP	197,744	—
Barclays Bank PLC	7/3/2018	672,493	USD	2,393,880	ILS	18,526	—
Barclays Bank PLC	7/3/2018	1,742,859	USD	14,245,167	NOK	—	(4,929)
Barclays Bank PLC	7/3/2018	519,201	USD	740,005	NZD	18,181	—
Barclays Bank PLC	7/3/2018	8,148,538	USD	71,801,698	SEK	122,415	—
Barclays Bank PLC	7/5/2018	4,248,754	USD	33,301,097	HKD	4,116	—
Barclays Bank PLC	7/5/2018	18,003,792	USD	1,951,735,278	JPY	380,991	—
Barclays Bank PLC	7/5/2018	200,842	USD	268,470	SGD	3,936	—
Canadian Imperial Bank of Commerce	7/3/2018	5,978,577	USD	7,900,124	AUD	141,572	—
Canadian Imperial Bank of Commerce	7/3/2018	13,879,053	USD	13,609,244	CHF	173,182	—
Canadian Imperial Bank of Commerce	7/3/2018	8,055,215	USD	51,244,459	DKK	25,056	—
Canadian Imperial Bank of Commerce	7/3/2018	34,336,216	USD	29,348,698	EUR	70,129	—
Canadian Imperial Bank of Commerce	7/3/2018	21,336,321	USD	16,010,746	GBP	198,124	—
Canadian Imperial Bank of Commerce	7/3/2018	672,493	USD	2,393,853	ILS	18,533	—
Canadian Imperial Bank of Commerce	7/3/2018	1,742,859	USD	14,245,049	NOK	—	(4,914)
Canadian Imperial Bank of Commerce	7/3/2018	519,201	USD	739,982	NZD	18,196	—
Canadian Imperial Bank of Commerce	7/3/2018	8,148,538	USD	71,798,398	SEK	122,784	—
Canadian Imperial Bank of Commerce	7/5/2018	4,248,754	USD	33,298,335	HKD	4,468	—
Canadian Imperial Bank of Commerce	7/5/2018	18,003,792	USD	1,952,079,151	JPY	377,886	—
Canadian Imperial Bank of Commerce	7/5/2018	200,842	USD	268,520	SGD	3,900	—
Citibank N.A.	7/3/2018	7,182,501	AUD	5,306,633	USD	157	—
Citibank N.A.	7/3/2018	12,231,940	CHF	12,319,160	USD	—	(372)
Citibank N.A.	7/3/2018	45,629,202	DKK	7,149,874	USD	357	—
Citibank N.A.	7/3/2018	26,102,685	EUR	30,477,103	USD	—	(900)
Citibank N.A.	7/3/2018	14,344,908	GBP	18,938,291	USD	581	—
Citibank N.A.	7/3/2018	2,185,128	ILS	596,910	USD	30	—
Citibank N.A.	7/3/2018	12,608,844	NOK	1,546,975	USD	46	—
Citibank N.A.	7/3/2018	680,689	NZD	460,847	USD	14	—
Citibank N.A.	7/3/2018	64,701,867	SEK	7,232,708	USD	—	(217)
Citibank N.A.	7/3/2018	4,555,109	USD	6,019,369	AUD	107,700	—
Citibank N.A.	7/3/2018	10,574,521	USD	10,368,508	CHF	132,396	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	7/3/2018	6,137,310	USD	39,047,217	DKK	$18,495	$—
Citibank N.A.	7/3/2018	26,160,929	USD	22,360,074	EUR	54,413	—
Citibank N.A.	7/3/2018	16,256,248	USD	12,198,969	GBP	150,553	—
Citibank N.A.	7/3/2018	512,379	USD	1,823,773	ILS	14,155	—
Citibank N.A.	7/3/2018	1,327,893	USD	10,852,717	NOK	—	(3,663)
Citibank N.A.	7/3/2018	395,586	USD	563,827	NZD	13,847	—
Citibank N.A.	7/3/2018	6,208,412	USD	54,706,447	SEK	93,227	—
Citibank N.A.	7/5/2018	29,588,459	HKD	3,771,228	USD	188	—
Citibank N.A.	7/5/2018	1,769,856,197	JPY	15,980,311	USD	249	—
Citibank N.A.	7/5/2018	243,075	SGD	178,269	USD	11	—
Citibank N.A.	7/5/2018	3,237,147	USD	25,368,961	HKD	3,558	—
Citibank N.A.	7/5/2018	13,717,176	USD	1,487,054,359	JPY	290,118	—
Citibank N.A.	7/5/2018	153,023	USD	204,533	SGD	3,011	—
Citibank N.A.	8/2/2018	7,212,912	USD	9,761,980	AUD	—	(469)
Citibank N.A.	8/2/2018	9,370,524	USD	59,667,927	DKK	—	(1,098)
Citibank N.A.	8/2/2018	25,389,113	USD	21,698,520	EUR	1	—
Citibank N.A.	8/2/2018	21,309,128	USD	16,118,844	GBP	—	(629)
Citibank N.A.	8/2/2018	4,360,968	USD	34,203,015	HKD	—	(390)
Citibank N.A.	8/2/2018	852,989	USD	3,115,955	ILS	—	(30)
Citibank N.A.	8/2/2018	1,661,106	USD	13,523,119	NOK	—	(68)
Citibank N.A.	8/2/2018	829,919	USD	1,225,838	NZD	—	(46)
Citibank N.A.	8/2/2018	5,780,206	USD	51,594,385	SEK	132	—
Citibank N.A.	8/3/2018	6,880,444	USD	6,814,192	CHF	132	—
Citibank N.A.	8/3/2018	18,022,729	USD	1,992,327,984	JPY	—	(1,272)
Citibank N.A.	8/3/2018	728,741	USD	993,069	SGD	—	(10)
Credit Suisse International	7/3/2018	5,978,577	USD	7,900,531	AUD	141,271	—
Credit Suisse International	7/3/2018	13,879,053	USD	13,609,078	CHF	173,350	—
Credit Suisse International	7/3/2018	8,055,215	USD	51,250,572	DKK	24,098	—
Credit Suisse International	7/3/2018	34,336,216	USD	29,349,852	EUR	68,781	—
Credit Suisse International	7/3/2018	21,336,321	USD	16,011,203	GBP	197,522	—
Credit Suisse International	7/3/2018	672,493	USD	2,393,692	ILS	18,577	—
Credit Suisse International	7/3/2018	1,742,859	USD	14,245,528	NOK	—	(4,973)
Credit Suisse International	7/3/2018	519,201	USD	740,043	NZD	18,155	—
Credit Suisse International	7/3/2018	8,148,538	USD	71,804,273	SEK	122,127	—
Credit Suisse International	7/5/2018	4,248,754	USD	33,301,912	HKD	4,012	—
Credit Suisse International	7/5/2018	18,003,792	USD	1,951,751,482	JPY	380,845	—
Credit Suisse International	7/5/2018	200,842	USD	268,458	SGD	3,945	—
Goldman Sachs	7/3/2018	3,207,296	AUD	2,379,288	USD	—	(9,578)
Goldman Sachs	7/3/2018	7,182,462	AUD	5,306,633	USD	128	—
Goldman Sachs	7/3/2018	5,463,885	CHF	5,523,433	USD	—	(20,754)
Goldman Sachs	7/3/2018	12,232,014	CHF	12,319,160	USD	—	(298)
Goldman Sachs	7/3/2018	20,515,810	DKK	3,205,726	USD	9,162	—
Goldman Sachs	7/3/2018	45,628,058	DKK	7,149,874	USD	178	—
Goldman Sachs	7/3/2018	11,734,515	EUR	13,664,749	USD	35,890	—
Goldman Sachs	7/3/2018	26,102,819	EUR	30,477,103	USD	—	(744)
Goldman Sachs	7/3/2018	6,395,879	GBP	8,491,194	USD	—	(47,032)
Goldman Sachs	7/3/2018	14,344,832	GBP	18,938,291	USD	481	—
Goldman Sachs	7/3/2018	964,385	ILS	267,632	USD	—	(4,179)
Goldman Sachs	7/3/2018	2,185,073	ILS	596,910	USD	15	—
Goldman Sachs	7/3/2018	5,624,141	NOK	693,604	USD	—	(3,559)
Goldman Sachs	7/3/2018	12,608,151	NOK	1,546,975	USD	—	(39)
Goldman Sachs	7/3/2018	299,810	NZD	206,626	USD	—	(3,639)
Goldman Sachs	7/3/2018	680,685	NZD	460,847	USD	11	—
Goldman Sachs	7/3/2018	28,732,869	SEK	3,242,866	USD	—	(31,054)
Goldman Sachs	7/3/2018	64,702,193	SEK	7,232,708	USD	—	(180)
Goldman Sachs	7/3/2018	2,297,244	USD	3,113,712	AUD	—	(3,322)
Goldman Sachs	7/3/2018	5,332,970	USD	5,284,568	CHF	10,881	—
Goldman Sachs	7/3/2018	3,095,184	USD	19,860,462	DKK	—	(17,009)
Goldman Sachs	7/3/2018	13,193,551	USD	11,360,217	EUR	—	(70,076)
Goldman Sachs	7/3/2018	8,198,394	USD	6,182,018	GBP	36,582	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Goldman Sachs	7/3/2018	258,403	USD	935,553	ILS	$2,826	$—
Goldman Sachs	7/3/2018	669,686	USD	5,445,372	NOK	1,575	—
Goldman Sachs	7/3/2018	199,501	USD	290,174	NZD	3,039	—
Goldman Sachs	7/3/2018	3,131,043	USD	27,880,692	SEK	14,489	—
Goldman Sachs	7/5/2018	13,268,702	HKD	1,690,872	USD	389	—
Goldman Sachs	7/5/2018	29,587,720	HKD	3,771,228	USD	94	—
Goldman Sachs	7/5/2018	786,673,645	JPY	7,164,951	USD	—	(61,840)
Goldman Sachs	7/5/2018	1,769,865,786	JPY	15,980,311	USD	336	—
Goldman Sachs	7/5/2018	108,618	SGD	79,929	USD	—	(264)
Goldman Sachs	7/5/2018	243,070	SGD	178,269	USD	8	—
Goldman Sachs	7/5/2018	1,632,566	USD	12,810,412	HKD	—	(280)
Goldman Sachs	7/5/2018	6,917,884	USD	760,285,828	JPY	53,036	—
Goldman Sachs	7/5/2018	77,173	USD	104,787	SGD	318	—
Goldman Sachs	8/2/2018	7,212,912	USD	9,761,795	AUD	—	(333)
Goldman Sachs	8/2/2018	9,370,524	USD	59,664,394	DKK	—	(543)
Goldman Sachs	8/2/2018	25,389,113	USD	21,698,223	EUR	348	—
Goldman Sachs	8/2/2018	21,309,128	USD	16,119,003	GBP	—	(839)
Goldman Sachs	8/2/2018	4,360,968	USD	34,206,979	HKD	—	(895)
Goldman Sachs	8/2/2018	852,989	USD	3,116,096	ILS	—	(68)
Goldman Sachs	8/2/2018	1,661,106	USD	13,522,400	NOK	21	—
Goldman Sachs	8/2/2018	829,919	USD	1,225,800	NZD	—	(20)
Goldman Sachs	8/2/2018	5,780,206	USD	51,594,518	SEK	117	—
Goldman Sachs	8/3/2018	6,880,444	USD	6,814,185	CHF	139	—
Goldman Sachs	8/3/2018	18,022,729	USD	1,992,252,288	JPY	—	(587)
Goldman Sachs	8/3/2018	728,741	USD	993,106	SGD	—	(37)
UBS AG	7/3/2018	2,889,730	AUD	2,133,155	USD	1,921	—
UBS AG	7/3/2018	1,786,808	AUD	1,312,711	USD	7,472	—
UBS AG	7/3/2018	7,182,433	AUD	5,306,633	USD	107	—
UBS AG	7/3/2018	4,925,713	CHF	4,952,043	USD	8,643	—
UBS AG	7/3/2018	3,040,859	CHF	3,047,411	USD	15,038	—
UBS AG	7/3/2018	12,232,064	CHF	12,319,160	USD	—	(248)
UBS AG	7/3/2018	18,461,832	DKK	2,874,099	USD	18,925	—
UBS AG	7/3/2018	11,381,078	DKK	1,768,676	USD	14,773	—
UBS AG	7/3/2018	45,627,836	DKK	7,149,874	USD	143	—
UBS AG	7/3/2018	10,561,494	EUR	12,251,154	USD	79,924	—
UBS AG	7/3/2018	6,511,000	EUR	7,539,172	USD	62,750	—
UBS AG	7/3/2018	26,102,953	EUR	30,477,103	USD	—	(587)
UBS AG	7/3/2018	5,788,973	GBP	7,612,795	USD	30,100	—
UBS AG	7/3/2018	3,577,858	GBP	4,684,797	USD	38,872	—
UBS AG	7/3/2018	14,344,756	GBP	18,938,291	USD	381	—
UBS AG	7/3/2018	873,651	ILS	239,946	USD	—	(1,279)
UBS AG	7/3/2018	539,841	ILS	147,659	USD	—	(184)
UBS AG	7/3/2018	2,185,062	ILS	596,910	USD	12	—
UBS AG	7/3/2018	5,068,902	NOK	621,852	USD	69	—
UBS AG	7/3/2018	3,134,472	NOK	382,678	USD	1,901	—
UBS AG	7/3/2018	12,608,213	NOK	1,546,975	USD	—	(31)
UBS AG	7/3/2018	272,136	NZD	185,251	USD	—	(1,001)
UBS AG	7/3/2018	168,849	NZD	114,001	USD	318	—
UBS AG	7/3/2018	680,683	NZD	460,847	USD	9	—
UBS AG	7/3/2018	25,941,055	SEK	2,907,397	USD	—	(7,659)
UBS AG	7/3/2018	16,125,583	SEK	1,789,167	USD	13,380	—
UBS AG	7/3/2018	64,702,511	SEK	7,232,708	USD	—	(145)
UBS AG	7/3/2018	328,178	USD	443,953	AUD	163	—
UBS AG	7/3/2018	761,853	USD	754,112	CHF	2,387	—
UBS AG	7/3/2018	442,169	USD	2,823,268	DKK	—	(245)
UBS AG	7/3/2018	1,884,793	USD	1,615,102	EUR	—	(920)
UBS AG	7/3/2018	1,171,199	USD	884,854	GBP	2,970	—
UBS AG	7/3/2018	36,915	USD	134,370	ILS	207	—
UBS AG	7/3/2018	606,180	USD	66,728,302	JPY	3,749	—
UBS AG	7/3/2018	95,670	USD	777,252	NOK	306	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Hedged Quality Dividend Growth Fund (IHDG)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
UBS AG	7/3/2018	28,500	USD	41,565	NZD	$359	$—
UBS AG	7/3/2018	447,292	USD	3,958,674	SEK	4,784	—
UBS AG	7/5/2018	11,897,733	HKD	1,515,955	USD	559	—
UBS AG	7/5/2018	7,321,083	HKD	932,895	USD	268	—
UBS AG	7/5/2018	29,587,573	HKD	3,771,228	USD	75	—
UBS AG	7/5/2018	709,343,125	JPY	6,423,749	USD	—	(18,878)
UBS AG	7/5/2018	436,211,263	JPY	3,953,076	USD	—	(14,394)
UBS AG	7/5/2018	1,769,789,080	JPY	15,980,311	USD	—	(357)
UBS AG	7/5/2018	97,731	SGD	71,660	USD	20	—
UBS AG	7/5/2018	60,298	SGD	44,099	USD	125	—
UBS AG	7/5/2018	243,060	SGD	178,269	USD	1	—
UBS AG	7/5/2018	233,224	USD	1,830,781	HKD	—	(132)
UBS AG	7/5/2018	988,269	USD	108,534,567	JPY	8,278	—
UBS AG	7/5/2018	11,025	USD	15,028	SGD	3	—
UBS AG	8/2/2018	754,629	AUD	557,584	USD	31	—
UBS AG	8/2/2018	4,612,412	DKK	724,376	USD	63	—
UBS AG	8/2/2018	1,677,388	EUR	1,962,671	USD	15	—
UBS AG	8/2/2018	1,246,052	GBP	1,647,273	USD	57	—
UBS AG	8/2/2018	2,644,012	HKD	337,119	USD	29	—
UBS AG	8/2/2018	240,886	ILS	65,939	USD	5	—
UBS AG	8/2/2018	1,045,342	NOK	128,410	USD	—	(1)
UBS AG	8/2/2018	94,759	NZD	64,156	USD	1	—
UBS AG	8/2/2018	3,988,602	SEK	446,831	USD	9	—
UBS AG	8/2/2018	7,212,912	USD	9,761,887	AUD	—	(401)
UBS AG	8/2/2018	9,370,524	USD	59,666,137	DKK	—	(817)
UBS AG	8/2/2018	25,389,113	USD	21,698,687	EUR	—	(194)
UBS AG	8/2/2018	21,309,128	USD	16,118,929	GBP	—	(742)
UBS AG	8/2/2018	4,360,968	USD	34,202,906	HKD	—	(376)
UBS AG	8/2/2018	852,989	USD	3,116,106	ILS	—	(71)
UBS AG	8/2/2018	1,661,106	USD	13,522,496	NOK	9	—
UBS AG	8/2/2018	829,919	USD	1,225,792	NZD	—	(15)
UBS AG	8/2/2018	5,780,206	USD	51,596,552	SEK	—	(110)
UBS AG	8/3/2018	526,768	CHF	531,884	USD	—	(5)
UBS AG	8/3/2018	154,003,526	JPY	1,393,223	USD	1	—
UBS AG	8/3/2018	76,767	SGD	56,334	USD	—	—
UBS AG	8/3/2018	6,880,444	USD	6,814,261	CHF	63	—
UBS AG	8/3/2018	18,022,729	USD	1,992,189,209	JPY	—	(16)
UBS AG	8/3/2018	728,741	USD	993,058	SGD	—	(2)

						$5,987,189	$(363,702)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli New shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International High Dividend Fund (DTH)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.4%

Australia - 9.2%
Adelaide Brighton Ltd.	29,746	$152,746
AGL Energy Ltd.	26,223	435,547
Alumina Ltd.	165,799	343,002
Amcor Ltd.	38,533	410,254
AMP Ltd.	121,662	320,008
ASX Ltd.	5,554	264,229
Aurizon Holdings Ltd.	106,823	341,750
AusNet Services	165,480	196,235
Australia & New Zealand Banking Group Ltd.	101,422	2,116,182
Bank of Queensland Ltd.	13,638	102,679
Bendigo & Adelaide Bank Ltd.	23,356	187,061
BHP Billiton Ltd.	109,152	2,734,738
Boral Ltd.	36,438	175,802
Brambles Ltd.	39,038	256,128
Caltex Australia Ltd.	5,544	133,290
CIMIC Group Ltd.	9,786	305,845
Coca-Cola Amatil Ltd.	38,991	265,038
Commonwealth Bank of Australia	61,761	3,325,212
Crown Resorts Ltd.	30,798	307,194
CSR Ltd.	30,355	102,944
Downer EDI Ltd.	22,527	112,847
DuluxGroup Ltd.	13,488	76,237
Event Hospitality and Entertainment Ltd.	7,020	69,450
Fairfax Media Ltd.	109,699	60,788
Fortescue Metals Group Ltd.	209,268	678,771
Harvey Norman Holdings Ltd.	79,632	195,336
Insurance Australia Group Ltd.	70,677	445,434
JB Hi-Fi Ltd.	7,120	118,469
Macquarie Group Ltd.	10,237	935,240
Magellan Financial Group Ltd.	4,323	74,421
Medibank Pvt Ltd.	56,835	122,618
Metcash Ltd.*	36,557	70,496
Mineral Resources Ltd.	4,714	55,762
National Australia Bank Ltd.	118,737	2,404,647
New Hope Corp., Ltd.	32,207	71,150
Nine Entertainment Co. Holdings Ltd.	43,202	79,161
Orora Ltd.	34,115	89,985
Platinum Asset Management Ltd.	19,081	81,204
Premier Investments Ltd.	7,660	95,534
Rio Tinto Ltd.	16,282	1,003,779
Sonic Healthcare Ltd.	12,806	232,096
South32 Ltd.	169,347	451,690
Suncorp Group Ltd.	40,584	437,488
Super Retail Group Ltd.	14,293	85,539
Tabcorp Holdings Ltd.	69,070	227,604
Telstra Corp., Ltd.	835,869	1,618,064
Wesfarmers Ltd.	50,242	1,832,307
Westpac Banking Corp.	131,949	2,856,472
Whitehaven Coal Ltd.	31,482	134,446
Woodside Petroleum Ltd.	32,234	844,518
Woolworths Group Ltd.	41,384	933,197

Total Australia		28,970,634

Austria - 0.4%
Andritz AG	4,213	223,613
Erste Group Bank AG*	8,747	365,099
Lenzing AG	1,226	148,009
Oesterreichische Post AG	4,924	224,787
UNIQA Insurance Group AG	11,454	105,380
Vienna Insurance Group AG Wiener Versicherung Gruppe	3,870	105,550

Total Austria		1,172,438

Belgium - 2.7%
Ageas	5,501	277,525
Anheuser-Busch InBev S.A./N.V.	61,552	6,216,328
bpost S.A.	13,865	219,025
Cofinimmo S.A.	529	65,222
KBC Group N.V.	10,674	824,016
Proximus SADP	17,443	393,259
Solvay S.A.	2,619	330,703
Warehouses De Pauw CVA	897	113,527

Total Belgium		8,439,605

China - 3.8%
China Jinmao Holdings Group Ltd.	264,000	132,581
China Mobile Ltd.	794,500	7,058,441
China Overseas Land & Investment Ltd.	170,000	560,134
China Power International Development Ltd.	482,000	111,201
China Resources Power Holdings Co., Ltd.	242,000	426,290
CITIC Telecom International Holdings Ltd.	211,000	55,403
CNOOC Ltd.	1,525,000	2,631,908
Guangdong Investment Ltd.	174,000	276,344
Lenovo Group Ltd.	528,000	286,026
Shanghai Industrial Holdings Ltd.	57,000	132,811
Shenzhen Investment Ltd.	200,000	72,908
Sino-Ocean Group Holding Ltd.	270,500	157,222
Yuexiu Property Co., Ltd.	464,000	88,714

Total China		11,989,983

Denmark - 0.6%
Danske Bank A/S	24,003	751,328
ISS A/S	4,980	171,137
Pandora A/S	3,452	241,150
Scandinavian Tobacco Group A/S Class A(a)	5,092	76,881
Topdanmark A/S	6,243	273,336
Tryg A/S	9,856	231,361

Total Denmark		1,745,193

Finland - 1.9%
DNA Oyj	2,974	71,182
Elisa Oyj	5,768	267,155
Fortum Oyj	41,230	983,943
Kesko Oyj Class B	2,968	181,581
Kone Oyj Class B	15,394	784,713
Konecranes Oyj	2,145	88,505
Metso Oyj	5,439	182,254
Nokia Oyj	186,325	1,072,491
Nokian Renkaat Oyj	5,005	197,747

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2018

Investments	Shares	Value
Orion Oyj Class B	5,908	$159,272
Outokumpu Oyj	16,686	103,799
Sampo Oyj Class A	20,453	998,180
Tieto Oyj	5,167	167,469
UPM-Kymmene Oyj	18,336	655,519
Valmet Oyj	3,537	68,222

Total Finland		5,982,032

France - 10.2%
ALD S.A.(a)	12,727	217,245
Amundi S.A.(a)	4,881	338,168
AXA S.A.	80,359	1,971,694
BNP Paribas S.A.	38,491	2,390,369
Bouygues S.A.	14,929	643,355
Carrefour S.A.	28,063	454,450
Casino Guichard Perrachon S.A.	8,694	337,510
Cie Generale des Etablissements Michelin SCA	4,877	593,899
CNP Assurances	15,317	348,547
Covivio	2,276	236,769
Credit Agricole S.A.	81,880	1,093,175
Electricite de France S.A.	102,426	1,408,741
Engie S.A.	107,172	1,642,940
Eutelsat Communications S.A.	15,049	312,139
Gaztransport Et Technigaz S.A.	1,960	120,141
ICADE	3,037	284,732
Kaufman & Broad S.A.	1,900	89,577
Klepierre S.A.	11,345	427,179
Lagardere SCA	7,130	188,220
Metropole Television S.A.	7,667	153,341
Natixis S.A.	109,753	778,848
Nexity S.A.	1,762	111,296
Orange S.A.	101,968	1,707,812
Publicis Groupe S.A.	6,906	475,239
Renault S.A.	9,461	804,494
Rexel S.A.	6,097	87,665
Sanofi	48,439	3,882,499
Schneider Electric SE	16,443	1,371,124
SCOR SE	4,234	157,299
Societe BIC S.A.	1,600	148,326
Societe Generale S.A.	26,102	1,100,619
Sodexo S.A.	3,809	380,769
Suez	29,258	379,349
TOTAL S.A.	104,930	6,396,303
Unibail-Rodamco-Westfield	3,238	712,819
Veolia Environnement S.A.	18,680	399,775

Total France		32,146,427

Germany - 8.5%
Aareal Bank AG	2,553	112,285
Allianz SE Registered Shares	10,954	2,263,971
AURELIUS Equity Opportunities SE & Co. KGaA	1,855	110,240
Axel Springer SE	3,439	248,742
BASF SE	28,763	2,750,723
Bayerische Motoren Werke AG	25,206	2,284,595
CECONOMY AG	12,373	103,116
Daimler AG Registered Shares	55,395	3,565,613
Deutsche Lufthansa AG Registered Shares	12,223	293,982
Deutsche Post AG Registered Shares	39,951	1,304,655
Deutsche Telekom AG Registered Shares*	191,757	2,970,967
E.ON SE	57,563	615,219
Evonik Industries AG	15,232	521,609
Freenet AG	8,428	223,272
Hannover Rueck SE	2,997	373,709
Hugo Boss AG	2,386	216,622
Innogy SE(a)	20,481	877,353
LEG Immobilien AG	893	97,047
Linde AG	5,497	1,311,844
MAN SE	3,772	426,968
METRO AG	17,206	212,641
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	4,318	912,761
ProSiebenSat.1 Media SE	17,565	445,639
Siemens AG Registered Shares	23,199	3,066,677
Talanx AG	4,226	154,338
Telefonica Deutschland Holding AG	192,090	757,152
TLG Immobilien AG	2,205	58,800
TUI AG	18,916	414,874

Total Germany		26,695,414

Hong Kong - 2.2%
Bank of East Asia Ltd. (The)	54,800	218,978
BOC Hong Kong Holdings Ltd.	180,047	847,974
CLP Holdings Ltd.	74,000	797,022
Hang Lung Properties Ltd.	130,000	268,104
Hang Seng Bank Ltd.	38,618	965,764
Henderson Land Development Co., Ltd.	97,200	514,158
Hopewell Holdings Ltd.	48,000	163,968
Hysan Development Co., Ltd.	22,000	122,823
New World Development Co., Ltd.	269,489	379,221
PCCW Ltd.	426,380	240,216
Power Assets Holdings Ltd.	85,018	594,388
Sino Land Co., Ltd.	172,000	279,744
Sun Hung Kai Properties Ltd.	59,000	890,401
Swire Pacific Ltd. Class B	87,500	155,695
Wharf Holdings Ltd. (The)	103,000	330,841

Total Hong Kong		6,769,297

Israel - 0.4%
Bank Leumi Le-Israel BM	47,386	279,613
Bezeq Israeli Telecommunication Corp., Ltd.	222,433	250,108
Delek Automotive Systems Ltd.	12,705	69,520
Delek Group Ltd.	1,218	165,137
First International Bank of Israel Ltd.	7,458	155,555
Harel Insurance Investments & Financial Services Ltd.	23,053	172,620
Israel Chemicals Ltd.	54,849	250,230
Mediterranean Towers Ltd.	44,251	79,410

Total Israel		1,422,193

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2018

Investments	Shares	Value
Italy - 3.6%
A2A SpA	82,043	$142,247
ACEA SpA	6,795	101,073
Ascopiave SpA	16,022	55,932
Assicurazioni Generali SpA	57,366	962,470
Atlantia SpA	37,887	1,120,030
Azimut Holding SpA	4,703	72,783
Banca Mediolanum SpA	27,796	188,391
De’ Longhi SpA	6,508	184,490
Ei Towers SpA	844	46,659
Enav SpA(a)	22,921	114,967
Enel SpA	357,226	1,984,047
Eni SpA	171,284	3,180,925
ERG SpA	7,031	153,755
FinecoBank Banca Fineco SpA	11,048	124,760
Hera SpA	23,470	73,164
Intesa Sanpaolo SpA RSP	53,452	162,136
Italgas SpA	30,038	165,605
MARR SpA	2,575	67,885
Mediobanca Banca di Credito Finanziario SpA	17,390	161,658
Poste Italiane SpA(a)	46,938	392,934
Saras SpA	49,401	119,740
Snam SpA	176,700	737,751
Telecom Italia SpA RSP	253,097	165,364
Terna Rete Elettrica Nazionale SpA	78,930	426,861
Unipol Gruppo SpA	14,758	57,016
UnipolSai Assicurazioni SpA	131,889	291,420
Zignago Vetro SpA	6,165	57,440

Total Italy		11,311,503

Japan - 9.6%
Amada Holdings Co., Ltd.	16,500	158,647
Autobacs Seven Co., Ltd.	3,400	60,286
Bridgestone Corp.	25,900	1,013,178
Canon, Inc.	54,100	1,773,458
Chugoku Electric Power Co., Inc. (The)	8,900	115,062
Daito Trust Construction Co., Ltd.	1,500	243,895
Daiwa Securities Group, Inc.	44,800	260,189
Heiwa Corp.	2,200	53,111
Hirose Electric Co., Ltd.	800	99,165
ITOCHU Corp.	52,400	949,695
IwaiCosmo Holdings, Inc.	5,100	66,026
Japan Exchange Group, Inc.	10,400	193,325
Japan Post Holdings Co., Ltd.	105,600	1,156,438
Japan Tobacco, Inc.	78,700	2,199,039
JFE Holdings, Inc.	20,700	391,705
Konica Minolta, Inc.	13,700	127,272
Lawson, Inc.	3,300	206,166
Marubeni Corp.	68,400	521,869
Marusan Securities Co., Ltd.	3,500	32,167
Matsui Securities Co., Ltd.	10,700	102,300
Mitsubishi Chemical Holdings Corp.	42,700	357,514
Mitsubishi Corp.	52,000	1,445,005
Mitsubishi Tanabe Pharma Corp.	14,800	255,741
Mizuho Financial Group, Inc.	622,300	1,047,794
MS&AD Insurance Group Holdings, Inc.	13,000	404,207
Nissan Motor Co., Ltd.	193,400	1,882,230
Nomura Holdings, Inc.	79,800	387,743
NSK Ltd.	19,700	203,287
NTT DOCOMO, Inc.	120,800	3,078,211
Okumura Corp.	2,900	94,646
Resona Holdings, Inc.	36,800	196,882
Sankyo Co., Ltd.	3,000	117,411
Seiko Epson Corp.	10,600	184,315
Sekisui House Ltd.	29,300	518,467
Sony Financial Holdings, Inc.	7,100	135,635
Subaru Corp.	30,400	885,117
Sumitomo Chemical Co., Ltd.	49,000	277,813
Sumitomo Corp.	41,000	673,679
Sumitomo Mitsui Financial Group, Inc.	30,900	1,201,240
Sumitomo Rubber Industries Ltd.	6,200	98,515
Takeda Pharmaceutical Co., Ltd.	29,100	1,228,997
Tokai Tokyo Financial Holdings, Inc.	19,000	121,446
Toyota Motor Corp.	84,600	5,476,297

Total Japan		29,995,185

Netherlands - 2.0%
ABN AMRO Group N.V. CVA(a)	33,731	875,083
Aegon N.V.	61,206	367,024
Akzo Nobel N.V.	7,057	604,113
ASR Nederland N.V.	3,935	160,709
BE Semiconductor Industries N.V.	5,896	159,568
Boskalis Westminster	6,820	198,669
ING Groep N.V.	109,187	1,571,590
Koninklijke Ahold Delhaize N.V.	33,426	800,239
Koninklijke KPN N.V.	141,619	385,259
Koninklijke Volkerwessels N.V.	2,771	71,241
NN Group N.V.	8,220	334,369
PostNL N.V.	28,668	107,611
Randstad N.V.	6,376	375,342
Signify N.V.(a)	6,303	163,739
Sligro Food Group N.V.	847	44,402

Total Netherlands		6,218,958

New Zealand - 0.7%
Air New Zealand Ltd.	92,681	199,230
Auckland International Airport Ltd.	56,991	261,611
Chorus Ltd.	38,590	109,212
Contact Energy Ltd.	50,205	198,849
Genesis Energy Ltd.	93,225	154,008
Infratil Ltd.	26,483	60,604
Mercury NZ Ltd.	64,166	146,405
Meridian Energy Ltd.	144,257	304,728
Skellerup Holdings Ltd.	91,648	123,480
SKYCITY Entertainment Group Ltd.	44,351	121,313
Spark New Zealand Ltd.	125,348	316,553
Trade Me Group Ltd.	45,182	142,552
Vector Ltd.	52,187	119,780

Total New Zealand		2,258,325

Norway - 2.2%
Aker ASA Class A	2,242	171,374

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2018

Investments	Shares	Value
Atea ASA*	6,488	$93,454
DNB ASA	41,835	817,667
Entra ASA(a)	3,448	47,043
Equinor ASA	98,002	2,602,036
Gjensidige Forsikring ASA	14,156	232,043
Marine Harvest ASA	31,393	624,748
Norsk Hydro ASA	48,290	289,074
Ocean Yield ASA	16,130	140,710
Orkla ASA	26,645	233,418
Salmar ASA	5,808	243,568
SpareBank 1 SR-Bank ASA	5,895	62,491
Storebrand ASA	6,106	49,250
Telenor ASA	58,073	1,190,973
Veidekke ASA	7,149	71,837

Total Norway		6,869,686

Portugal - 0.6%
Altri, SGPS, S.A.	9,854	99,519
CTT-Correios de Portugal S.A.	21,156	74,250
EDP - Energias de Portugal S.A.	163,895	650,609
Galp Energia, SGPS, S.A.	24,236	462,228
Jeronimo Martins, SGPS, S.A.	27,014	390,152
NOS, SGPS, S.A.	33,946	186,041
REN - Redes Energeticas Nacionais, SGPS, S.A.	25,146	70,462
Sonae, SGPS, S.A.	67,768	81,496

Total Portugal		2,014,757

Singapore - 1.8%
CapitaLand Ltd.	99,800	231,293
ComfortDelGro Corp., Ltd.	92,900	160,114
DBS Group Holdings Ltd.	47,300	923,105
Frasers Property Ltd.	89,800	108,669
Hi-P International Ltd.	125,300	109,356
Hutchison Port Holdings Trust	804,323	225,210
Jardine Cycle & Carriage Ltd.	11,900	277,710
Keppel Infrastructure Trust	246,000	93,817
M1 Ltd.	66,400	77,917
NetLink NBN Trust	55,900	30,338
Olam International Ltd.	106,400	166,994
Oversea-Chinese Banking Corp., Ltd.	76,847	656,032
SATS Ltd.	34,900	127,980
Sheng Siong Group Ltd.	56,300	43,768
Singapore Exchange Ltd.	20,400	107,274
Singapore Technologies Engineering Ltd.	140,400	338,772
Singapore Telecommunications Ltd.	783,500	1,769,842
StarHub Ltd.	134,200	163,383

Total Singapore		5,611,574

Spain - 5.3%
Acciona S.A.	1,626	134,637
Acerinox S.A.	9,294	123,053
ACS Actividades de Construccion y Servicios S.A.	9,854	399,225
Aena SME S.A.(a)	5,562	1,009,804
Atresmedia Corp. de Medios de Comunicacion S.A.	13,157	110,679
Banco Bilbao Vizcaya Argentaria S.A.	142,174	1,008,256
Banco de Sabadell S.A.	125,480	210,307
Banco Santander S.A.	417,054	2,235,990
Bankia S.A.	39,646	148,448
Bankinter S.A.	11,220	109,280
Bolsas y Mercados Espanoles SHMSF S.A.	3,620	119,526
CaixaBank S.A.	133,629	578,205
Cia de Distribucion Integral Logista Holdings S.A.	5,557	143,776
Distribuidora Internacional de Alimentacion S.A.	36,543	106,451
Enagas S.A.	10,172	297,383
Endesa S.A.	65,816	1,451,958
Faes Farma S.A.	16,023	67,909
Ferrovial S.A.	28,268	580,051
Gas Natural SDG S.A.	40,754	1,079,168
Iberdrola S.A.	262,386	2,029,255
Mapfre S.A.	91,036	274,757
Mediaset Espana Comunicacion S.A.	25,574	215,641
Obrascon Huarte Lain S.A.	26,862	85,965
Red Electrica Corp. S.A.	20,775	423,022
Repsol S.A.	62,876	1,230,734
Tecnicas Reunidas S.A.	2,654	85,493
Telefonica S.A.	252,201	2,143,355
Zardoya Otis S.A.*	15,562	148,626

Total Spain		16,550,954

Sweden - 3.0%
Axfood AB	9,136	175,959
BillerudKorsnas AB	4,701	66,605
Castellum AB	5,342	86,675
Com Hem Holding AB	6,003	97,701
Electrolux AB Series B	8,024	182,975
Hemfosa Fastigheter AB	5,056	59,230
Hennes & Mauritz AB Class B	93,299	1,392,289
Holmen AB Class B	3,288	74,813
ICA Gruppen AB	7,511	230,636
Intrum AB	3,885	90,285
JM AB	3,434	61,417
Modern Times Group MTG AB Class B	2,073	86,850
NCC AB Class B	5,109	85,064
Nobia AB	8,819	67,971
Nordea Bank AB	193,682	1,867,973
Peab AB	17,416	131,701
Skandinaviska Enskilda Banken AB Class A	84,869	807,897
Skanska AB Class B	20,487	372,824
SKF AB Class B	16,015	298,424
Svenska Handelsbanken AB Class A	57,302	637,714
Swedbank AB Class A	45,064	966,161
Swedish Match AB	6,905	342,471
Tele2 AB Class B	14,982	176,348
Telia Co. AB	206,681	946,306

Total Sweden		9,306,289

Switzerland - 8.9%
ABB Ltd. Registered Shares	68,306	1,493,452
Adecco Group AG Registered Shares	5,310	314,231

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International High Dividend Fund (DTH)

June 30, 2018

Investments	Shares	Value
Baloise Holding AG Registered Shares	457	$66,414
GAM Holding AG*	4,491	61,964
Helvetia Holding AG Registered Shares	94	53,629
Kuehne + Nagel International AG Registered Shares	3,791	569,633
LafargeHolcim Ltd. Registered Shares*	20,584	1,002,925
Nestle S.A. Registered Shares	85,439	6,616,908
Novartis AG Registered Shares	86,138	6,530,509
Oriflame Holding AG	2,269	73,249
Roche Holding AG Genusschein	23,671	5,257,706
SGS S.A. Registered Shares	203	540,134
Sulzer AG Registered Shares	934	113,440
Sunrise Communications Group AG*(a)	1,756	142,892
Swiss Life Holding AG Registered Shares*	536	186,233
Swiss Re AG	11,441	987,455
Swisscom AG Registered Shares	2,184	974,821
UBS Group AG Registered Shares*	94,636	1,460,594
Zurich Insurance Group AG	5,407	1,601,489

Total Switzerland		28,047,678

United Kingdom - 21.8%
Admiral Group PLC	8,600	216,580
Aggreko PLC	6,521	58,199
Anglo American PLC	54,464	1,218,665
Antofagasta PLC	31,595	412,962
Ashmore Group PLC	20,479	100,850
AstraZeneca PLC	42,381	2,939,239
Aviva PLC	131,210	873,080
Babcock International Group PLC	14,124	152,497
BAE Systems PLC	110,445	943,132
Barratt Developments PLC	74,607	507,669
BBA Aviation PLC	15,955	71,915
BCA Marketplace PLC	26,225	76,172
Bellway PLC	4,369	173,276
BHP Billiton PLC	83,864	1,888,909
Bovis Homes Group PLC	5,282	79,882
BP PLC	970,119	7,406,867
Brewin Dolphin Holdings PLC	9,651	45,259
British American Tobacco PLC	102,353	5,175,540
British Land Co. PLC (The)	26,998	239,600
Britvic PLC	7,667	78,853
BT Group PLC	617,969	1,776,973
Card Factory PLC	40,654	105,737
Carnival PLC	4,576	262,623
Centrica PLC	385,460	802,287
Crest Nicholson Holdings PLC	16,270	83,731
Daily Mail & General Trust PLC Class A Non-Voting Shares	14,653	143,254
Direct Line Insurance Group PLC	61,078	276,509
Dixons Carphone PLC	68,950	169,864
Drax Group PLC	13,104	56,711
Dunelm Group PLC	16,600	110,677
Evraz PLC	85,895	576,540
Fidessa Group PLC	3,000	153,083
G4S PLC	51,200	180,957
Galliford Try PLC	9,882	113,963
Games Workshop Group PLC	2,068	81,908
GlaxoSmithKline PLC	239,783	4,842,943
Go-Ahead Group PLC (The)	3,207	67,237
Greene King PLC	12,909	98,100
Halfords Group PLC	17,528	80,300
Hammerson PLC	16,064	110,836
HSBC Holdings PLC	609,087	5,715,076
Ibstock PLC(a)	12,940	51,115
IMI PLC	8,457	126,392
Imperial Brands PLC	59,352	2,211,305
Inchcape PLC	11,855	122,161
Inmarsat PLC	17,889	129,899
International Consolidated Airlines Group S.A.	54,605	479,558
Intu Properties PLC	46,663	111,016
Investec PLC	14,721	104,563
ITV PLC	183,713	422,032
J Sainsbury PLC	91,748	389,071
John Wood Group PLC	19,786	163,997
Jupiter Fund Management PLC	19,371	114,063
Kingfisher PLC	65,559	257,066
Land Securities Group PLC	14,096	178,081
Legal & General Group PLC	223,823	786,036
Lloyds Banking Group PLC	1,903,781	1,584,741
Man Group PLC	48,458	112,983
Marks & Spencer Group PLC	93,351	363,701
Meggitt PLC	20,671	134,626
Micro Focus International PLC	14,545	254,152
Morgan Advanced Materials PLC	13,312	57,401
National Express Group PLC	9,824	52,088
National Grid PLC	171,402	1,897,245
NEX Group PLC	6,035	81,908
Pagegroup PLC	15,927	118,491
Pennon Group PLC	15,275	160,205
Persimmon PLC	27,037	904,170
Redrow PLC	9,865	69,419
Rio Tinto PLC	59,876	3,320,946
Royal Dutch Shell PLC Class A	216,358	7,509,653
Royal Mail PLC	40,196	268,210
RPC Group PLC	10,043	99,206
Saga PLC	64,585	107,097
Schroders PLC Non-Voting Shares	2,823	92,618
Severn Trent PLC	8,888	232,282
SSE PLC	60,567	1,083,507
St. James’s Place PLC	12,329	186,783
Standard Life Aberdeen PLC	118,401	509,131
TalkTalk Telecom Group PLC	63,158	87,554
Tate & Lyle PLC	16,863	144,000
Telford Homes PLC	11,233	58,580
Travis Perkins PLC	5,649	106,091
United Utilities Group PLC	26,761	269,648
Vedanta Resources PLC	17,011	145,263
Vodafone Group PLC	1,775,406	4,308,705
William Hill PLC	39,536	158,367

Total United Kingdom		68,593,581

TOTAL COMMON STOCKS (Cost: $309,610,658)		312,111,706

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International High Dividend Fund (DTH)

June 30, 2018

Investments	Shares	Value
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	53,808	$0

Spain - 0.0%
Repsol S.A., expiring 7/6/18*	63,295	35,923

TOTAL RIGHTS (Cost: $35,651)		35,923

EXCHANGE-TRADED FUND - 0.1%

United States - 0.1%
WisdomTree International LargeCap Dividend Fund(b) (Cost: $113,552)	2,389	114,170

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $309,759,861)		312,261,799
Other Assets less Liabilities - 0.5%		1,707,100

NET ASSETS - 100.0%		$313,968,899

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated company (See Note 4).

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of Montreal	7/2/2018	55,145	USD	75,000	AUD	$—	$(269)
Bank of Montreal	7/2/2018	53,263	USD	40,700	GBP	—	(471)
Citibank N.A.	7/2/2018	69,463	USD	60,000	EUR	—	(590)
Credit Suisse International	7/3/2018	794	USD	681	EUR	—	(1)
Goldman Sachs	7/2/2018	68,206	USD	7,525,000	JPY	270	—
Morgan Stanley & Co. International	7/2/2018	1,400	ILS	383	USD	—	(1)

						$270	$(1,332)

CURRENCYLEGEND

AUD	Australian dollar

EUR	Euro

GBP	British pound

ILS	Israeli New shekel

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

Australia - 6.5%
Australia & New Zealand Banking Group Ltd.	147,883	$3,085,597
BHP Billiton Ltd.	130,319	3,265,064
Commonwealth Bank of Australia	91,509	4,926,843
CSL Ltd.	5,697	810,781
Macquarie Group Ltd.	13,677	1,249,514
National Australia Bank Ltd.	170,833	3,459,688
Rio Tinto Ltd.	18,750	1,155,931
Telstra Corp., Ltd.	971,931	1,881,451
Wesfarmers Ltd.	55,395	2,020,235
Westpac Banking Corp.	192,402	4,165,176
Woodside Petroleum Ltd.	34,947	915,598
Woolworths Group Ltd.	44,240	997,599

Total Australia		27,933,477

Austria - 0.3%
Erste Group Bank AG*	12,172	508,058
OMV AG	10,612	601,785

Total Austria		1,109,843

Belgium - 2.1%
Anheuser-Busch InBev S.A./N.V.	75,128	7,587,411
KBC Group N.V.	16,282	1,256,945

Total Belgium		8,844,356

China - 3.3%
China Mobile Ltd.	975,486	8,666,345
China Overseas Land & Investment Ltd.	270,000	889,624
CITIC Ltd.	928,273	1,308,618
CNOOC Ltd.	1,820,529	3,141,944
Fosun International Ltd.	212,000	398,845

Total China		14,405,376

Denmark - 1.2%
Coloplast A/S Class B	5,624	562,092
Danske Bank A/S	36,121	1,130,639
Novo Nordisk A/S Class B	56,711	2,630,487
Orsted A/S(a)	11,134	673,466

Total Denmark		4,996,684

Finland - 1.3%
Fortum Oyj	51,569	1,230,681
Kone Oyj Class B	17,695	902,007
Nokia Oyj	219,972	1,266,164
Sampo Oyj Class A	28,204	1,376,457
UPM-Kymmene Oyj	21,847	781,039

Total Finland		5,556,348

France - 12.8%
Accor S.A.	8,256	405,043
Aeroports de Paris	2,000	452,309
Air Liquide S.A.	10,700	1,345,474
Airbus SE	11,934	1,396,977
AXA S.A.	116,346	2,854,674
BNP Paribas S.A.	57,731	3,585,211
Bouygues S.A.	17,206	741,480
Capgemini SE	3,210	431,751
Christian Dior SE	2,501	1,045,960
Cie de Saint-Gobain	18,215	813,885
Cie Generale des Etablissements Michelin SCA	5,903	718,841
CNP Assurances	24,440	556,146
Credit Agricole S.A.	126,392	1,687,452
Danone S.A.	20,454	1,501,403
Electricite de France S.A.	120,302	1,654,603
Engie S.A.	124,742	1,912,287
Essilor International Cie Generale d’Optique S.A.	3,201	451,843
Hermes International	882	539,399
Kering S.A.	1,540	869,526
L’Oreal S.A.	9,989	2,466,653
Legrand S.A.	5,830	428,149
LVMH Moet Hennessy Louis Vuitton SE	8,892	2,960,906
Natixis S.A.	160,377	1,138,095
Orange S.A.	123,268	2,064,556
Pernod Ricard S.A.	4,035	659,078
Peugeot S.A.	24,483	559,125
Publicis Groupe S.A.	8,351	574,678
Renault S.A.	11,368	966,652
Safran S.A.	7,115	864,356
Sanofi	57,946	4,644,508
Schneider Electric SE	18,373	1,532,059
Societe Generale S.A.	39,760	1,676,524
Thales S.A.	3,599	463,692
TOTAL S.A.	125,315	7,638,928
Unibail-Rodamco-Westfield	4,610	1,014,853
Vinci S.A.	17,933	1,724,428
Vivendi S.A.	29,125	714,103

Total France		55,055,607

Germany - 9.1%
adidas AG	2,841	620,115
Allianz SE Registered Shares	16,348	3,378,801
BASF SE	33,772	3,229,754
Bayer AG Registered Shares	24,615	2,711,549
Bayerische Motoren Werke AG	29,093	2,636,901
Continental AG	4,378	999,561
Covestro AG(a)	6,176	551,049
Daimler AG Registered Shares	64,737	4,166,930
Deutsche Boerse AG	3,911	521,242
Deutsche Post AG Registered Shares	49,017	1,600,718
Deutsche Telekom AG Registered Shares*	234,738	3,636,889
E.ON SE	74,291	794,004
Evonik Industries AG	18,609	637,251
Fresenius Medical Care AG & Co. KGaA	5,022	506,484
Fresenius SE & Co. KGaA	7,044	565,827
HeidelbergCement AG	5,232	440,310
Henkel AG & Co. KGaA	5,189	577,064
Infineon Technologies AG	15,257	388,865
Innogy SE(a)	25,358	1,086,271
Linde AG	6,762	1,613,733

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2018

Investments	Shares	Value
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	6,282	$1,327,921
SAP SE	18,151	2,096,969
Siemens AG Registered Shares	27,476	3,632,054
Volkswagen AG	7,663	1,265,992

Total Germany		38,986,254

Hong Kong - 2.5%
AIA Group Ltd.	149,800	1,309,839
BOC Hong Kong Holdings Ltd.	263,715	1,242,028
CLP Holdings Ltd.	92,500	996,278
Galaxy Entertainment Group Ltd.	56,000	433,627
Hang Seng Bank Ltd.	55,495	1,387,826
Henderson Land Development Co., Ltd.	136,566	722,392
Hong Kong & China Gas Co., Ltd.	355,780	681,136
Hong Kong Exchanges & Clearing Ltd.	23,970	721,045
MTR Corp., Ltd.	160,500	887,865
New World Development Co., Ltd.	352,000	495,329
Sun Hung Kai Properties Ltd.	82,442	1,244,178
Swire Properties Ltd.	125,000	462,051
Wheelock & Co., Ltd.	44,000	306,496

Total Hong Kong		10,890,090

Ireland - 0.2%
CRH PLC	18,792	665,898

Italy - 3.1%
Assicurazioni Generali SpA	80,460	1,349,934
Atlantia SpA	44,053	1,302,312
Enel SpA	433,117	2,405,548
Eni SpA	201,334	3,738,985
Intesa Sanpaolo SpA	1,077,061	3,126,831
Luxottica Group SpA	9,681	624,607
UniCredit SpA	43,585	727,490

Total Italy		13,275,707

Japan - 14.5%
Asahi Group Holdings Ltd.	7,900	404,539
Asahi Kasei Corp.	38,500	489,396
Astellas Pharma, Inc.	48,200	734,978
Bridgestone Corp.	29,100	1,138,359
Canon, Inc.	60,900	1,996,370
Chugai Pharmaceutical Co., Ltd.	7,600	398,646
Dai-ichi Life Holdings, Inc.	26,400	470,965
Daiichi Sankyo Co., Ltd.	14,300	547,006
Daikin Industries Ltd.	3,900	467,232
Daiwa House Industry Co., Ltd.	17,000	579,533
Denso Corp.	20,400	996,748
East Japan Railway Co.	5,900	565,418
Eisai Co., Ltd.	6,500	457,961
FANUC Corp.	5,500	1,092,651
Fast Retailing Co., Ltd.	900	413,660
FUJIFILM Holdings Corp.	10,900	425,707
Hitachi Ltd.	101,000	712,694
Honda Motor Co., Ltd.	55,100	1,618,203
ITOCHU Corp.	59,000	1,069,313
Japan Post Holdings Co., Ltd.	154,500	1,691,947
Japan Tobacco, Inc.	92,809	2,593,273
JXTG Holdings, Inc.	96,700	672,400
Kao Corp.	7,600	579,786
KDDI Corp.	81,800	2,238,395
Kirin Holdings Co., Ltd.	16,400	438,705
Komatsu Ltd.	27,000	772,230
Kubota Corp.	25,500	401,268
Mitsubishi Corp.	58,400	1,622,852
Mitsubishi Electric Corp.	61,700	821,348
Mitsubishi Estate Co., Ltd.	20,200	353,247
Mitsubishi UFJ Financial Group, Inc.	348,100	1,983,351
Mitsui Fudosan Co., Ltd.	15,500	374,189
Mizuho Financial Group, Inc.	823,498	1,386,561
MS&AD Insurance Group Holdings, Inc.	18,600	578,327
Murata Manufacturing Co., Ltd.	3,600	605,173
Nidec Corp.	2,200	330,204
Nintendo Co., Ltd.	2,500	817,045
Nippon Steel & Sumitomo Metal Corp.	32,200	632,430
Nippon Telegraph & Telephone Corp.	63,900	2,905,253
Nissan Motor Co., Ltd.	210,900	2,052,545
Nomura Holdings, Inc.	118,300	574,812
NTT DOCOMO, Inc.	144,600	3,684,679
Otsuka Holdings Co., Ltd.	11,900	576,280
Panasonic Corp.	52,300	705,187
Recruit Holdings Co., Ltd.	15,000	415,203
Secom Co., Ltd.	5,700	437,773
Seven & I Holdings Co., Ltd.	18,600	811,236
Shin-Etsu Chemical Co., Ltd.	6,700	597,202
SoftBank Group Corp.	6,500	467,878
Sompo Holdings, Inc.	9,700	392,326
Sony Corp.	7,400	378,401
Subaru Corp.	34,500	1,004,492
Sumitomo Corp.	44,900	737,760
Sumitomo Mitsui Financial Group, Inc.	45,300	1,761,042
Sumitomo Mitsui Trust Holdings, Inc.	10,800	428,334
Suzuki Motor Corp.	6,800	375,592
Takeda Pharmaceutical Co., Ltd.	35,200	1,486,621
Tokio Marine Holdings, Inc.	19,200	900,154
Tokyo Electron Ltd.	5,900	1,013,118
Toyota Motor Corp.	100,700	6,518,476
Yahoo Japan Corp.	149,900	498,020

Total Japan		62,194,494

Netherlands - 2.2%
ABN AMRO Group N.V. CVA(a)	50,786	1,317,540
Akzo Nobel N.V.	8,567	733,376
ASML Holding N.V.	3,890	770,739
Heineken Holding N.V.	5,370	514,746
Heineken N.V.	9,947	999,004
ING Groep N.V.	170,210	2,449,928
Koninklijke Ahold Delhaize N.V.	39,511	945,918
Koninklijke DSM N.V.	4,236	425,927
Koninklijke Philips N.V.	22,879	972,999

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2018

Investments	Shares	Value
Wolters Kluwer N.V.	6,194	$349,007

Total Netherlands		9,479,184

Norway - 1.3%
DNB ASA	60,414	1,180,795
Equinor ASA	115,934	3,078,145
Telenor ASA	69,514	1,425,607

Total Norway		5,684,547

Singapore - 1.2%
DBS Group Holdings Ltd.	73,400	1,432,471
Oversea-Chinese Banking Corp., Ltd.	108,355	925,011
Singapore Telecommunications Ltd.	910,600	2,056,947
United Overseas Bank Ltd.	41,886	822,053

Total Singapore		5,236,482

Spain - 4.5%
Aena SME S.A.(a)	6,533	1,186,093
Amadeus IT Group S.A.	7,509	592,658
Banco Bilbao Vizcaya Argentaria S.A.	224,020	1,588,683
Banco Santander S.A.	632,441	3,390,764
CaixaBank S.A.	208,597	902,587
Endesa S.A.	73,498	1,621,430
Ferrovial S.A.	615	12,620
Gas Natural SDG S.A.	47,858	1,267,282
Iberdrola S.A.	309,492	2,393,566
Industria de Diseno Textil S.A.	77,918	2,661,876
Repsol S.A.	74,886	1,465,817
Telefonica S.A.	285,907	2,429,809

Total Spain		19,513,185

Sweden - 2.9%
Assa Abloy AB Class B	20,672	441,123
Atlas Copco AB Class A	23,622	688,645
Essity AB Class B	19,348	478,401
Hennes & Mauritz AB Class B	110,258	1,645,366
Nordea Bank AB	278,904	2,689,899
Sandvik AB	31,915	567,235
Skandinaviska Enskilda Banken AB Class A	124,411	1,184,310
Svenska Handelsbanken AB Class A	90,420	1,006,284
Swedbank AB Class A	63,741	1,366,591
Telefonaktiebolaget LM Ericsson Class B	50,459	390,654
Telia Co. AB	232,617	1,065,056
Volvo AB Class B	50,172	803,111

Total Sweden		12,326,675

Switzerland - 8.8%
ABB Ltd. Registered Shares	78,932	1,725,781
Cie Financiere Richemont S.A. Registered Shares	11,078	938,498
Credit Suisse Group AG Registered Shares*	40,729	613,222
Geberit AG Registered Shares	959	411,338
Givaudan S.A. Registered Shares	261	591,945
Kuehne + Nagel International AG Registered Shares	4,769	716,587
LafargeHolcim Ltd. Registered Shares*	24,288	1,183,396
Nestle S.A. Registered Shares	102,431	7,932,871
Novartis AG Registered Shares	102,422	7,765,072
Partners Group Holding AG	698	511,400
Roche Holding AG Bearer Shares	6,271	1,414,678
Roche Holding AG Genusschein	29,127	6,469,570
SGS S.A. Registered Shares	256	681,154
Swiss Re AG	16,450	1,419,774
Swisscom AG Registered Shares	2,685	1,198,441
UBS Group AG Registered Shares*	138,263	2,133,925
Zurich Insurance Group AG	7,577	2,244,217

Total Switzerland		37,951,869

United Kingdom - 21.7%
Anglo American PLC	64,542	1,444,166
Associated British Foods PLC	13,150	475,352
AstraZeneca PLC	50,203	3,481,717
Aviva PLC	184,349	1,226,670
BAE Systems PLC	125,106	1,068,328
Barclays PLC	227,677	568,116
BHP Billiton PLC	98,324	2,214,598
BP PLC	1,156,962	8,833,415
British American Tobacco PLC	124,504	6,295,619
BT Group PLC	755,741	2,173,138
Coca-Cola European Partners PLC	13,343	541,825
Compass Group PLC	37,404	799,258
Diageo PLC	66,145	2,377,067
GlaxoSmithKline PLC	288,963	5,836,241
HSBC Holdings PLC	904,146	8,483,621
Imperial Brands PLC	71,084	2,648,410
International Consolidated Airlines Group S.A.	68,772	603,977
Legal & General Group PLC	282,744	992,959
Lloyds Banking Group PLC	2,926,507	2,436,077
National Grid PLC	208,744	2,310,583
Prudential PLC	56,018	1,282,798
Reckitt Benckiser Group PLC	20,666	1,702,267
RELX N.V.	26,789	571,284
RELX PLC	31,019	664,460
Rio Tinto PLC	71,841	3,984,570
Royal Dutch Shell PLC Class A	257,955	8,953,460
Royal Dutch Shell PLC Class B	209,190	7,494,231
Sky PLC	19,522	376,686
Smith & Nephew PLC	21,535	397,474
SSE PLC	72,567	1,298,180
Standard Chartered PLC	35,605	325,574
Tesco PLC	124,394	421,582
Unilever N.V. CVA	55,963	3,122,254
Unilever PLC	43,784	2,423,221
Vodafone Group PLC	2,137,974	5,188,616

Total United Kingdom		93,017,794

TOTAL COMMON STOCKS (Cost: $399,762,848)		427,123,870

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International LargeCap Dividend Fund (DOL)

June 30, 2018

Investments	Shares	Value
RIGHTS - 0.0%

Italy - 0.0%
Intesa Sanpaolo SpA, expiring 7/17/18*	987,884	$0

Spain - 0.0%
Repsol S.A., expiring 7/6/18*	63,535	36,059

TOTAL RIGHTS (Cost: $35,786)		36,059

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree International MidCap Dividend Fund(b) (Cost: $14,067)	244	15,925

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%

United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $17,708)(d)	17,708	17,708

TOTAL INVESTMENTS IN SECURITIES - 99.5% (Cost: $399,830,409)		427,193,562
Other Assets less Liabilities - 0.5%		2,285,378

NET ASSETS - 100.0%		$429,478,940

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)	At June 30, 2018, the Fund held collateral with a market value of $17,708 for $16,530 of securities on loan that were unsettled.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

Australia - 9.2%
Adelaide Brighton Ltd.	44,793	$230,012
AGL Energy Ltd.	66,123	1,098,260
Alumina Ltd.	395,801	818,825
Amcor Ltd.	106,762	1,136,676
AMP Ltd.	511,638	1,345,764
Aristocrat Leisure Ltd.	20,462	467,157
ASX Ltd.	16,284	774,704
Aurizon Holdings Ltd.	222,903	713,116
AusNet Services	424,417	503,297
Bank of Queensland Ltd.	51,616	388,611
Bendigo & Adelaide Bank Ltd.	61,352	491,376
Boral Ltd.	97,536	470,581
Brambles Ltd.	116,509	764,414
Caltex Australia Ltd.	23,836	573,069
Challenger Ltd.	45,021	393,510
CIMIC Group Ltd.	24,178	755,643
Coca-Cola Amatil Ltd.	74,022	503,159
Cochlear Ltd.	2,283	337,646
Computershare Ltd.	28,410	386,859
Crown Resorts Ltd.	63,384	632,222
Downer EDI Ltd.	55,501	278,027
Evolution Mining Ltd.	66,895	173,483
Flight Centre Travel Group Ltd.	5,736	269,751
Fortescue Metals Group Ltd.	507,245	1,645,275
Harvey Norman Holdings Ltd.	151,977	372,797
Healthscope Ltd.	117,257	191,464
Iluka Resources Ltd.	26,480	218,734
Incitec Pivot Ltd.	106,202	284,836
Insurance Australia Group Ltd.	218,442	1,376,706
Magellan Financial Group Ltd.	17,916	308,428
Medibank Pvt Ltd.	269,411	581,238
Newcrest Mining Ltd.	14,927	240,428
Orica Ltd.	24,176	317,058
Orora Ltd.	98,846	260,725
Qantas Airways Ltd.	87,911	400,111
QBE Insurance Group Ltd.	88,454	636,550
Ramsay Health Care Ltd.	10,917	435,404
REA Group Ltd.	4,471	300,180
Reece Ltd.	24,558	229,530
Seek Ltd.	20,542	331,020
Seven Group Holdings Ltd.	14,520	204,156
Sonic Healthcare Ltd.	28,968	525,016
South32 Ltd.	410,043	1,093,686
Star Entertainment Grp Ltd. (The)	61,673	224,646
Suncorp Group Ltd.	139,164	1,500,163
Tabcorp Holdings Ltd.	147,329	485,489
Treasury Wine Estates Ltd.	29,205	375,243
Washington H Soul Pattinson & Co., Ltd.	16,575	253,379
Whitehaven Coal Ltd.	76,286	325,783

Total Australia		26,624,207

Austria - 0.9%
Andritz AG	8,725	463,095
BAWAG Group AG(a)	4,806	224,450
EVN AG	11,582	216,361
Oesterreichische Post AG	6,956	317,550
Telekom Austria AG*	44,545	371,341
Verbund AG	6,177	199,771
Vienna Insurance Group AG Wiener Versicherung Gruppe	11,080	302,196
Voestalpine AG	10,219	470,686

Total Austria		2,565,450

Belgium - 2.2%
Ackermans & van Haaren N.V.	2,049	352,866
Ageas	21,553	1,087,346
bpost S.A.	36,170	571,376
Colruyt S.A.	10,546	601,736
Elia System Operator S.A./N.V.	4,579	284,953
Melexis N.V.	2,914	270,478
Proximus SADP	49,246	1,110,271
Solvay S.A.	7,200	909,148
UCB S.A.	7,664	602,565
Umicore S.A.	7,758	445,194

Total Belgium		6,235,933

China - 1.9%
Beijing Enterprises Holdings Ltd.	62,700	305,290
China Everbright International Ltd.	263,000	339,919
China Jinmao Holdings Group Ltd.	1,017,242	510,861
China Resources Pharmaceutical Group Ltd.(a)	163,000	225,631
China Resources Power Holdings Co., Ltd.	576,000	1,014,642
Guangdong Investment Ltd.	498,208	791,245
Lenovo Group Ltd.	1,468,000	795,238
Shenzhen Investment Ltd.	976,000	355,794
Sino-Ocean Group Holding Ltd.	945,964	549,821
Sun Art Retail Group Ltd.	339,500	443,986

Total China		5,332,427

Denmark - 2.0%
AP Moller - Maersk A/S Class B	346	430,934
Carlsberg A/S Class B	5,483	645,777
Chr Hansen Holding A/S	3,399	313,934
Dfds A/S	3,118	199,056
H. Lundbeck A/S	7,132	501,134
ISS A/S	14,268	490,319
Jyske Bank A/S Registered Shares	3,713	203,643
Novozymes A/S Class B	7,902	400,827
Pandora A/S	9,262	647,027
Topdanmark A/S	12,197	534,019
Tryg A/S	28,850	677,228
Vestas Wind Systems A/S	10,504	650,173

Total Denmark		5,694,071

Finland - 1.7%
Amer Sports Oyj*	9,734	307,081
DNA Oyj	10,807	258,663
Elisa Oyj	15,915	737,131
Huhtamaki Oyj	6,417	237,427
Kesko Oyj Class B	6,803	416,205
Konecranes Oyj	4,881	201,396
Metsa Board Oyj	16,509	186,776

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2018

Investments	Shares	Value
Metso Oyj	11,939	$400,060
Nokian Renkaat Oyj	12,677	500,867
Orion Oyj Class B	12,579	339,114
Stora Enso Oyj Class R	35,815	700,833
Wartsila Oyj Abp	34,503	677,980

Total Finland		4,963,533

France - 7.4%
ALD S.A.(a)	29,864	509,766
Alstom S.A.	4,563	209,692
Amundi S.A.(a)	17,238	1,194,291
Arkema S.A.	3,643	431,293
Atos SE	3,460	472,446
Bollore S.A.	88,773	412,930
Bureau Veritas S.A.	25,425	678,598
Carrefour S.A.	72,350	1,171,631
Casino Guichard Perrachon S.A.	20,516	796,453
Cie Plastic Omnium S.A.	5,953	251,675
Covivio	7,379	767,628
Edenred	17,548	554,410
Eiffage S.A.	4,759	517,743
Elis S.A.	10,447	239,557
Eramet	1,186	156,057
Eurazeo S.A.	4,320	327,596
Eutelsat Communications S.A.	34,093	707,141
Faurecia S.A.	5,308	378,783
Getlink	30,246	414,760
ICADE	7,373	691,251
Imerys S.A.	4,567	369,255
Ingenico Group S.A.	3,102	278,874
Ipsen S.A.	1,525	239,212
JCDecaux S.A.	10,632	355,768
Klepierre S.A.	36,288	1,366,370
Lagardere SCA	13,971	368,811
Nexity S.A.	5,615	354,669
Orpea	1,481	197,641
Remy Cointreau S.A.	1,981	256,734
Rexel S.A.	18,683	268,631
Rubis SCA	5,527	345,238
SCOR SE	18,357	681,989
SEB S.A.	1,528	266,889
Societe BIC S.A.	4,655	431,535
Sodexo S.A.	10,341	1,033,745
Suez	72,259	936,885
Teleperformance	2,121	374,675
Valeo S.A.	12,266	670,517
Veolia Environnement S.A.	48,141	1,030,275
Vicat S.A.	2,442	160,235
Wendel S.A.	2,622	361,235

Total France		21,232,884

Germany - 6.8%
1&1 Drillisch AG	9,435	537,132
Aurubis AG	2,155	164,803
Axel Springer SE	7,892	570,826
Brenntag AG	7,539	420,039
Carl Zeiss Meditec AG Bearer Shares	2,403	163,989
CTS Eventim AG & Co. KGaA	4,019	197,925
Deutsche Lufthansa AG Registered Shares	34,066	819,340
DMG MORI AG	4,994	272,296
Duerr AG	4,255	197,674
Fielmann AG*	5,341	369,788
Fraport AG Frankfurt Airport Services Worldwide	3,769	363,569
Freenet AG	15,477	410,012
Fuchs Petrolub SE	3,229	152,686
GEA Group AG	11,375	383,685
Hannover Rueck SE	11,027	1,375,005
Hella GmbH & Co. KGaA	4,975	278,811
Hochtief AG	3,173	573,478
Hugo Boss AG	5,195	471,647
K+S AG Registered Shares	6,732	166,238
KION Group AG	3,829	275,565
LANXESS AG	2,700	210,579
LEG Immobilien AG	4,597	499,582
MAN SE	9,574	1,083,720
Merck KGaA	4,391	428,696
METRO AG	47,568	587,870
MTU Aero Engines AG	2,097	402,999
OSRAM Licht AG	5,640	230,474
ProSiebenSat.1 Media SE	39,097	991,925
Rheinmetall AG	1,923	212,306
RWE AG	30,577	697,046
Stroeer SE & Co. KGaA	3,367	203,830
Suedzucker AG	14,735	234,661
Symrise AG	4,121	361,342
Talanx AG	22,101	807,150
Telefonica Deutschland Holding AG	442,733	1,745,099
TUI AG	56,402	1,237,977
Uniper SE	23,356	696,458
United Internet AG Registered Shares	7,441	426,221
Wacker Chemie AG	2,393	313,341

Total Germany		19,535,784

Hong Kong - 3.0%
Bank of East Asia Ltd. (The)	228,522	913,162
Dah Sing Banking Group Ltd.	94,000	196,975
Hang Lung Group Ltd.	102,000	286,026
Hang Lung Properties Ltd.	426,000	878,558
Hopewell Holdings Ltd.	81,662	278,957
Hysan Development Co., Ltd.	75,000	418,714
PCCW Ltd.	993,543	559,746
Power Assets Holdings Ltd.	224,000	1,566,054
Sino Land Co., Ltd.	515,046	837,681
SJM Holdings Ltd.	255,000	317,229
Swire Pacific Ltd. Class A	55,500	587,863
Swire Pacific Ltd. Class B	150,000	266,906
Techtronic Industries Co., Ltd.	61,500	342,954
Wharf Holdings Ltd. (The)	386,000	1,239,852

Total Hong Kong		8,690,677

Ireland - 0.9%
AIB Group PLC	142,527	773,795
Bank of Ireland Group PLC	38,925	303,813
DCC PLC	4,071	370,588
Kingspan Group PLC	4,449	222,737
Paddy Power Betfair PLC	4,337	481,048
Smurfit Kappa Group PLC	12,970	525,467

Total Ireland		2,677,448

Israel - 1.0%
Azrieli Group Ltd.	6,580	326,075

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2018

Investments	Shares	Value
Bank Hapoalim BM	82,289	$556,379
Bank Leumi Le-Israel BM	104,537	616,847
Bezeq Israeli Telecommunication Corp., Ltd.	572,052	643,227
Elbit Systems Ltd.	1,681	197,143
Israel Chemicals Ltd.	74,708	340,830
Mizrahi Tefahot Bank Ltd.	14,356	263,428

Total Israel		2,943,929

Italy - 4.6%
A2A SpA	251,359	435,809
ACEA SpA	19,489	289,891
Banca Mediolanum SpA	113,690	770,549
Brembo SpA	17,033	230,489
Davide Campari-Milano SpA	27,710	227,926
De’ Longhi SpA	13,022	369,149
DiaSorin SpA	1,477	168,481
ERG SpA	13,130	287,130
FinecoBank Banca Fineco SpA	44,623	503,907
Hera SpA	115,414	359,787
IMA Industria Macchine Automatiche SpA	2,443	212,783
Infrastrutture Wireless Italiane SpA(a)	44,264	341,349
Iren SpA	72,377	185,063
Italgas SpA	75,436	415,892
Leonardo SpA	21,803	215,511
Mediobanca Banca di Credito Finanziario SpA	88,082	818,814
Moncler SpA	5,030	229,038
Poste Italiane SpA(a)	145,191	1,215,443
Prysmian SpA	9,954	247,893
Recordati SpA	11,369	452,108
Salvatore Ferragamo SpA	7,658	186,869
Snam SpA	443,842	1,853,112
Societa Iniziative Autostradali e Servizi SpA	14,612	220,077
Telecom Italia SpA RSP	586,831	383,413
Terna Rete Elettrica Nazionale SpA	183,193	990,725
Unione di Banche Italiane SpA	85,105	327,108
Unipol Gruppo SpA	81,701	315,646
UnipolSai Assicurazioni SpA	448,643	991,317

Total Italy		13,245,279

Japan - 23.1%
ABC-Mart, Inc.	4,678	255,935
Air Water, Inc.	10,600	194,650
Aisin Seiki Co., Ltd.	17,000	775,064
Ajinomoto Co., Inc.	22,000	416,305
Alfresa Holdings Corp.	9,300	218,720
Amada Holdings Co., Ltd.	26,800	257,681
ANA Holdings, Inc.	11,600	426,131
Aozora Bank Ltd.	9,200	350,092
Asahi Glass Co., Ltd.	11,428	445,193
Asics Corp.	12,100	204,607
Azbil Corp.	4,900	213,669
Bandai Namco Holdings, Inc.	13,700	565,242
Benesse Holdings, Inc.	6,300	223,527
Brother Industries Ltd.	13,500	266,673
Canon Marketing Japan, Inc.	8,200	170,863
Casio Computer Co., Ltd.	17,400	283,075
Chiba Bank Ltd. (The)	41,800	295,485
Chubu Electric Power Co., Inc.	36,300	544,344
Chugoku Electric Power Co., Inc. (The)	24,900	321,914
Coca-Cola Bottlers Japan Holdings, Inc.	5,700	227,712
Concordia Financial Group Ltd.	70,800	360,504
Dai Nippon Printing Co., Ltd.	19,279	431,478
Daicel Corp.	20,800	230,224
Daifuku Co., Ltd.	4,500	197,242
Daito Trust Construction Co., Ltd.	5,420	881,273
Daiwa Securities Group, Inc.	146,700	852,003
Denka Co., Ltd.	5,600	186,810
Dentsu, Inc.	11,400	540,333
DIC Corp.	5,900	184,300
Disco Corp.	1,900	324,371
Electric Power Development Co., Ltd.	9,800	253,040
FamilyMart UNY Holdings Co., Ltd.	3,500	368,438
Fuji Electric Co., Ltd.	30,876	235,267
Fujitsu Ltd.	74,000	448,817
Fukuoka Financial Group, Inc.	51,000	256,462
Hakuhodo DY Holdings, Inc.	17,200	276,094
Hamamatsu Photonics K.K.	6,200	266,438
Hankyu Hanshin Holdings, Inc.	7,500	301,652
Haseko Corp.	25,200	348,316
Hikari Tsushin, Inc.	2,100	369,133
Hino Motors Ltd.	31,900	340,701
Hirose Electric Co., Ltd.	3,575	443,143
Hisamitsu Pharmaceutical Co., Inc.	2,800	236,356
Hitachi Chemical Co., Ltd.	11,800	238,099
Hitachi Construction Machinery Co., Ltd.	11,200	364,014
Hitachi High-Technologies Corp.	6,200	253,004
Hitachi Metals Ltd.	24,100	250,214
Hulic Co., Ltd.	29,500	315,068
Idemitsu Kosan Co., Ltd.	9,900	353,045
IHI Corp.	6,400	223,031
Iida Group Holdings Co., Ltd.	17,000	327,983
Isuzu Motors Ltd.	39,600	526,081
Itochu Techno-Solutions Corp.	13,500	233,278
J. Front Retailing Co., Ltd.	14,800	225,411
Japan Airlines Co., Ltd.	20,100	712,796
Japan Exchange Group, Inc.	39,800	739,838
Japan Post Insurance Co., Ltd.	38,600	793,850
JFE Holdings, Inc.	46,100	872,348
JGC Corp.	10,300	207,646
JSR Corp.	13,700	233,270
JTEKT Corp.	18,900	257,312
Kajima Corp.	59,953	464,404
Kaneka Corp.	20,000	179,298
Kansai Electric Power Co., Inc. (The)	44,500	649,230
Kansai Paint Co., Ltd.	11,200	232,767
Kawasaki Heavy Industries Ltd.	7,056	207,988
Kikkoman Corp.	6,000	302,803
Kintetsu Group Holdings Co., Ltd.	8,600	350,941
Kobe Steel Ltd.	22,200	203,230
Koito Manufacturing Co., Ltd.	4,600	303,995
Konami Holdings Corp.	4,900	249,501

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2018

Investments	Shares	Value
Konica Minolta, Inc.	30,900	$287,059
Kose Corp.	1,200	258,601
Kuraray Co., Ltd.	19,100	263,139
Kyowa Hakko Kirin Co., Ltd.	15,700	316,509
Kyushu Railway Co.	8,600	263,206
Lawson, Inc.	8,200	512,292
LIXIL Group Corp.	18,300	366,116
Mabuchi Motor Co., Ltd.	5,500	261,680
Makita Corp.	8,758	392,574
Marubeni Corp.	121,600	927,767
Marui Group Co., Ltd.	12,700	267,610
Maruichi Steel Tube Ltd.	6,600	223,744
Mazda Motor Corp.	35,300	433,422
Mebuki Financial Group, Inc.	74,800	251,213
Medipal Holdings Corp.	10,100	203,158
MEIJI Holdings Co., Ltd.	5,400	455,342
MINEBEA MITSUMI, Inc.	13,900	235,170
Mitsubishi Chemical Holdings Corp.	101,000	845,641
Mitsubishi Gas Chemical Co., Inc.	11,100	251,532
Mitsubishi Heavy Industries Ltd.	21,100	767,879
Mitsubishi Materials Corp.	7,800	214,427
Mitsubishi Motors Corp.	66,500	530,127
Mitsubishi Tanabe Pharma Corp.	42,600	736,121
Mitsui Chemicals, Inc.	12,900	343,565
Nabtesco Corp.	7,100	218,580
NEC Corp.	11,960	328,248
NGK Insulators Ltd.	15,700	279,656
NGK Spark Plug Co., Ltd.	10,200	290,994
NH Foods Ltd.	6,800	274,726
Nifco, Inc.	6,500	201,282
Nikon Corp.	21,300	339,023
Nippon Express Co., Ltd.	4,100	297,603
Nippon Paint Holdings Co., Ltd.	7,100	305,755
Nissan Chemical Industries Ltd.	5,900	275,385
Nisshin Seifun Group, Inc.	13,900	294,276
Nissin Foods Holdings Co., Ltd.	4,600	332,650
Nitto Denko Corp.	7,100	537,347
NOK Corp.	9,800	189,692
Nomura Real Estate Holdings, Inc.	12,368	274,460
Nomura Research Institute Ltd.	9,910	480,447
NSK Ltd.	36,700	378,713
Obayashi Corp.	37,200	387,231
Obic Co., Ltd.	4,100	339,430
Odakyu Electric Railway Co., Ltd.	14,400	309,152
Oji Holdings Corp.	43,862	272,046
Olympus Corp.	6,400	239,787
Omron Corp.	7,600	354,733
Ono Pharmaceutical Co., Ltd.	22,400	525,191
Oracle Corp.	4,668	381,397
Osaka Gas Co., Ltd.	22,000	455,333
Otsuka Corp.	8,300	325,586
Park24 Co., Ltd.	10,600	288,530
Pigeon Corp.	5,100	248,174
Pola Orbis Holdings, Inc.	8,300	365,300
Resona Holdings, Inc.	146,700	784,855
Ricoh Co., Ltd.	28,360	260,134
Ryohin Keikaku Co., Ltd.	700	246,468
Sankyo Co., Ltd.	7,700	301,354
Santen Pharmaceutical Co., Ltd.	13,400	233,606
SBI Holdings, Inc.	15,200	391,647
SCSK Corp.	5,000	232,474
Sega Sammy Holdings, Inc.	15,173	259,995
Seibu Holdings, Inc.	13,400	225,985
Seiko Epson Corp.	26,900	467,742
Sekisui Chemical Co., Ltd.	24,600	419,309
Sekisui House Ltd.	51,100	904,221
Seven Bank Ltd.	80,800	247,291
SG Holdings Co., Ltd.	10,600	232,546
Shimadzu Corp.	8,000	241,954
Shimamura Co., Ltd.	2,100	184,851
Shimano, Inc.	2,900	425,712
Shimizu Corp.	44,800	464,724
Shizuoka Bank Ltd. (The)	27,100	244,907
Showa Shell Sekiyu K.K.	23,709	353,821
Sojitz Corp.	82,400	299,055
Sony Financial Holdings, Inc.	29,109	556,084
Square Enix Holdings Co., Ltd.	4,300	211,186
Stanley Electric Co., Ltd.	7,600	259,360
Start Today Co., Ltd.	5,700	206,613
Sumitomo Chemical Co., Ltd.	116,000	657,681
Sumitomo Dainippon Pharma Co., Ltd.	12,190	258,074
Sumitomo Electric Industries Ltd.	42,712	636,255
Sumitomo Heavy Industries Ltd.	6,700	226,227
Sumitomo Metal Mining Co., Ltd.	14,000	535,657
Sumitomo Rubber Industries Ltd.	15,700	249,465
Sundrug Co., Ltd.	5,600	227,003
Suntory Beverage & Food Ltd.	11,900	508,166
T&D Holdings, Inc.	34,151	513,198
Taiheiyo Cement Corp.	5,900	194,154
Taisei Corp.	10,475	577,820
Taiyo Nippon Sanso Corp.	16,300	233,687
TDK Corp.	3,900	398,574
Teijin Ltd.	10,700	196,293
TIS, Inc.	3,100	142,735
Tobu Railway Co., Ltd.	8,400	257,085
Toho Co., Ltd.	8,000	268,316
Tohoku Electric Power Co., Inc.	32,900	401,875
Tokyo Gas Co., Ltd.	21,000	557,491
Tokyu Corp.	19,400	334,178
Tokyu Fudosan Holdings Corp.	34,100	240,746
Toray Industries, Inc.	64,900	512,099
Tosoh Corp.	21,400	331,727
TOTO Ltd.	6,200	287,708
Toyota Boshoku Corp.	11,800	217,218
Toyota Tsusho Corp.	17,500	586,151
Trend Micro, Inc.	7,530	429,645
Tsuruha Holdings, Inc.	1,800	225,721
Ube Industries Ltd.	6,800	176,745
USS Co., Ltd.	16,200	308,307
West Japan Railway Co.	8,576	632,099
Yamada Denki Co., Ltd.	55,200	274,592
Yamaha Corp.	5,600	291,211
Yamaha Motor Co., Ltd.	22,260	559,891
Yamato Holdings Co., Ltd.	9,900	291,731

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2018

Investments	Shares	Value
Yaskawa Electric Corp.	6,800	$240,347
Yokogawa Electric Corp.	11,200	199,399
Yokohama Rubber Co., Ltd. (The)	10,100	209,997

Total Japan		66,703,505

Netherlands - 2.6%
Aalberts Industries N.V.	5,236	250,767
Aegon N.V.	229,454	1,375,930
ASR Nederland N.V.	14,161	578,348
Boskalis Westminster	11,957	348,312
Euronext N.V.(a)	5,549	352,767
GrandVision N.V.(a)	10,948	246,060
Koninklijke KPN N.V.	406,939	1,107,034
Koninklijke Vopak N.V.	7,946	367,105
NN Group N.V.	32,325	1,314,899
Randstad N.V.	14,931	878,957
SBM Offshore N.V.	15,328	238,467
Signify N.V.(a)	15,241	395,931

Total Netherlands		7,454,577

New Zealand - 0.8%
Auckland International Airport Ltd.	92,668	425,383
Fisher & Paykel Healthcare Corp., Ltd.	24,491	246,901
Mercury NZ Ltd.	157,104	358,458
Meridian Energy Ltd.	261,900	553,236
Ryman Healthcare Ltd.	23,206	188,068
Spark New Zealand Ltd.	254,235	642,044

Total New Zealand		2,414,090

Norway - 2.4%
Aker ASA Class A	6,091	465,584
Aker BP ASA	22,304	823,155
Gjensidige Forsikring ASA	60,011	983,690
Leroy Seafood Group ASA	41,948	282,453
Marine Harvest ASA	71,748	1,427,847
Norsk Hydro ASA	144,570	865,426
Orkla ASA	76,918	673,825
Salmar ASA	13,429	563,167
Storebrand ASA	46,939	378,603
Yara International ASA	12,377	513,279

Total Norway		6,977,029

Portugal - 1.3%
EDP - Energias de Portugal S.A.	361,970	1,436,902
Galp Energia, SGPS, S.A.	58,719	1,119,885
Jeronimo Martins, SGPS, S.A.	63,528	917,509
Navigator Co. S.A. (The)	38,498	229,237

Total Portugal		3,703,533

Singapore - 2.5%
CapitaLand Ltd.	323,700	750,196
City Developments Ltd.	35,900	287,779
ComfortDelGro Corp., Ltd.	219,900	378,999
Frasers Property Ltd.	229,800	278,086
Jardine Cycle & Carriage Ltd.	30,011	700,367
Keppel Corp., Ltd.	120,200	630,312
Olam International Ltd.	225,200	353,449
SATS Ltd.	90,200	330,766
Sembcorp Industries Ltd.	114,500	230,931
Singapore Airlines Ltd.	47,461	372,100
Singapore Exchange Ltd.	118,600	623,661
Singapore Technologies Engineering Ltd.	293,800	708,912
UOL Group Ltd.	54,000	301,782
Venture Corp., Ltd.	19,500	255,138
Wilmar International Ltd.	405,700	910,482

Total Singapore		7,112,960

Spain - 4.0%
Acciona S.A.	4,395	363,918
Acerinox S.A.	27,025	357,812
ACS Actividades de Construccion y Servicios S.A.	22,441	909,175
Banco de Sabadell S.A.	577,146	967,307
Bankia S.A.	217,991	816,231
Bankinter S.A.	64,761	630,753
Cia de Distribucion Integral Logista Holdings S.A.	13,894	359,478
Ebro Foods S.A.	11,296	263,641
EDP Renovaveis S.A.	18,089	188,600
Enagas S.A.	28,699	839,029
Ferrovial S.A.	61,825	1,268,630
Grifols S.A.	13,458	405,078
Grupo Catalana Occidente S.A.	7,462	332,373
Mapfre S.A.	356,039	1,074,568
Mediaset Espana Comunicacion S.A.	54,196	456,983
Prosegur Cash S.A.(a)	76,683	206,817
Prosegur Cia de Seguridad S.A.	36,978	241,557
Red Electrica Corp. S.A.	53,403	1,087,396
Siemens Gamesa Renewable Energy S.A.	14,495	194,707
Viscofan S.A.	3,506	238,852
Zardoya Otis S.A.*	43,208	412,661

Total Spain		11,615,566

Sweden - 3.4%
Alfa Laval AB	20,900	496,685
Axfood AB	22,202	427,611
BillerudKorsnas AB	14,931	211,547
Boliden AB	17,385	564,731
Castellum AB	19,020	308,602
Com Hem Holding AB	13,039	212,215
Dometic Group AB(a)	16,468	161,992
Electrolux AB Series B	23,915	545,345
Fabege AB	22,437	268,060
Hexpol AB	17,177	178,951
Husqvarna AB Class B	26,365	250,565
ICA Gruppen AB	18,666	573,167
Indutrade AB	6,416	153,479
Intrum AB	12,129	281,871
Investment AB Latour Class B	29,681	321,494
Kinnevik AB Class B	14,884	510,608
Lundin Petroleum AB	11,756	375,440
Saab AB Class B	4,572	190,117
Securitas AB Class B	24,974	411,627
Skanska AB Class B	46,495	846,120
SKF AB Class B	26,705	497,622

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2018

Investments	Shares	Value
SSAB AB Class B	43,555	$164,463
Svenska Cellulosa AB SCA Class B	23,257	253,004
Swedish Match AB	15,621	774,764
Tele2 AB Class B	42,767	503,394
Trelleborg AB Class B	12,415	265,481

Total Sweden		9,748,955

Switzerland - 3.2%
Adecco Group AG Registered Shares	14,416	853,098
Baloise Holding AG Registered Shares	3,333	484,367
BKW AG	3,267	210,573
Clariant AG Registered Shares*	15,723	377,181
Coca-Cola HBC AG*	12,448	415,957
DKSH Holding AG	3,797	267,104
Dufry AG*	3,165	402,896
EMS-Chemie Holding AG Registered Shares	1,296	830,761
Flughafen Zurich AG Registered Shares	1,889	385,048
Helvetia Holding AG Registered Shares	747	426,180
Julius Baer Group Ltd.*	12,508	734,142
Logitech International S.A. Registered Shares	7,089	311,775
OC Oerlikon Corp. AG Registered Shares*	17,178	262,786
SFS Group AG*	1,815	191,562
Sonova Holding AG Registered Shares	2,360	422,706
Straumann Holding AG Registered Shares	326	247,878
Sulzer AG Registered Shares	2,158	262,103
Sunrise Communications Group AG*(a)	4,239	344,943
Swiss Life Holding AG Registered Shares*	2,520	875,573
VAT Group AG*(a)	1,868	249,455
Vifor Pharma AG	2,085	333,134
Vontobel Holding AG Registered Shares	4,406	319,262

Total Switzerland		9,208,484

United Kingdom - 14.8%
Admiral Group PLC	36,657	923,162
Antofagasta PLC	76,336	997,748
Ashmore Group PLC	67,427	332,047
Babcock International Group PLC	34,433	371,773
Barratt Developments PLC	149,244	1,015,541
BBA Aviation PLC	64,853	292,314
Beazley PLC	37,909	293,289
Bellway PLC	9,604	380,898
Berkeley Group Holdings PLC	9,115	455,490
British Land Co. PLC (The)	86,880	771,036
Bunzl PLC	16,251	492,401
Burberry Group PLC	19,158	546,337
Carnival PLC	12,979	744,882
Centrica PLC	918,780	1,912,326
Cineworld Group PLC	53,838	188,788
ConvaTec Group PLC(a)	85,008	238,380
Croda International PLC	5,702	361,498
Daily Mail & General Trust PLC Class A Non-Voting Shares	27,451	268,373
Derwent London PLC	5,107	209,423
Direct Line Insurance Group PLC	146,542	663,416
DS Smith PLC	62,623	430,918
easyJet PLC	20,414	450,900
Electrocomponents PLC	22,949	229,662
Evraz PLC	191,798	1,287,378
Fresnillo PLC	38,481	580,950
G4S PLC	113,801	402,208
Halma PLC	13,386	242,118
Hammerson PLC	81,397	561,609
Hargreaves Lansdown PLC	19,867	517,113
Hikma Pharmaceuticals PLC	9,202	182,356
HomeServe PLC	15,975	189,608
Howden Joinery Group PLC	34,122	241,556
IMI PLC	20,447	305,585
Inchcape PLC	31,243	321,945
Informa PLC	48,812	538,108
InterContinental Hotels Group PLC	7,103	442,629
Intertek Group PLC	5,607	423,135
Intu Properties PLC	195,435	464,958
Investec PLC	61,530	437,044
ITV PLC	385,348	885,235
J Sainsbury PLC	149,867	635,533
Jardine Lloyd Thompson Group PLC	15,072	254,705
John Wood Group PLC	52,383	434,178
Johnson Matthey PLC	8,603	411,050
Kingfisher PLC	154,359	605,264
Land Securities Group PLC	65,755	830,714
Man Group PLC	158,445	369,424
Marks & Spencer Group PLC	196,235	764,543
Mediclinic International PLC	24,167	168,020
Meggitt PLC	54,644	355,885
Melrose Industries PLC	82,890	232,769
Merlin Entertainments PLC(a)	48,740	248,838
Micro Focus International PLC	33,605	587,198
Mondi PLC	21,190	573,790
NEX Group PLC	28,562	387,648
Next PLC	8,266	660,248
Pearson PLC	35,833	418,681
Pennon Group PLC	37,048	388,562
Persimmon PLC	53,809	1,799,478
Redrow PLC	24,869	175,002
Rentokil Initial PLC	65,076	301,396
Rightmove PLC	3,977	278,809
Royal Mail PLC	97,835	652,809
RPC Group PLC	34,014	335,994
RSA Insurance Group PLC	70,916	636,101
Sage Group PLC (The)	57,565	477,737
Schroders PLC	17,891	745,939
Segro PLC	58,190	514,269
Severn Trent PLC	22,851	597,196
Smiths Group PLC	21,758	487,768
Spectris PLC	6,265	215,883
Spirax-Sarco Engineering PLC	3,094	266,333
St. James’s Place PLC	43,274	655,596
Standard Life Aberdeen PLC	378,367	1,626,999
Tate & Lyle PLC	45,921	392,137
Taylor Wimpey PLC	103,509	244,481

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International MidCap Dividend Fund (DIM)

June 30, 2018

Investments	Shares	Value
TP ICAP PLC	51,316	$285,498
Travis Perkins PLC	15,754	295,869
Unite Group PLC (The)	16,350	185,856
United Utilities Group PLC	72,606	731,589
Victrex PLC	4,446	171,047
Weir Group PLC (The)	10,518	277,728
Whitbread PLC	10,434	545,372
William Hill PLC	83,237	333,417
WM Morrison Supermarkets PLC	136,090	452,776

Total United Kingdom		42,604,266

TOTAL COMMON STOCKS (Cost: $256,822,806)		287,284,587

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b)
(Cost: $16,979)(c)	16,979	16,979

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $256,839,785)		287,301,566
Other Assets less Liabilities - 0.3%		860,040

NET ASSETS - 100.0%		$288,161,606

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)	At June 30, 2018, the Fund held collateral with a market value of $16,979 for $16,249 of securities on loan that were unsettled.
RSP	– Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Morgan Stanley & Co. International	7/3/2018	70,036	USD	60,000	EUR	$—	$(17)
Royal Bank of Canada	7/3/2018	90,284	USD	10,000,000	JPY	3	—
Societe Generale	7/3/2018	79,149	USD	60,000	GBP	—	(66)

						$3	$(83)

CURRENCY LEGEND

EUR	Euro

GBP	British pound

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2018

Investments	Shares	Value

COMMON STOCKS - 99.7%

Australia - 6.9%
Altium Ltd.	2,223	$36,972
ARB Corp., Ltd.	790	13,326
Aristocrat Leisure Ltd.	9,294	212,186
Blackmores Ltd.	623	65,593
Caltex Australia Ltd.	16,752	402,754
carsales.com Ltd.	11,002	122,908
Cochlear Ltd.	1,460	215,927
Computershare Ltd.	17,902	243,771
Corporate Travel Management Ltd.	2,133	43,024
Costa Group Holdings Ltd.	7,126	43,437
Crown Resorts Ltd.	29,002	289,280
CSL Ltd.	7,772	1,106,090
Domino’s Pizza Enterprises Ltd.	2,009	77,513
Flight Centre Travel Group Ltd.	2,419	113,760
Inghams Group Ltd.	18,021	50,863
Magellan Financial Group Ltd.	11,809	203,294
McMillan Shakespeare Ltd.	2,265	26,776
Mineral Resources Ltd.	10,245	121,188
Northern Star Resources Ltd.	18,726	100,447
Pendal Group Ltd.	23,189	169,790
Platinum Asset Management Ltd.	45,363	193,055
Reece Ltd.	8,591	80,295
Seek Ltd.	9,265	149,299
Technology One Ltd.	10,691	33,571
Webjet Ltd.	2,947	29,286

Total Australia		4,144,405

Austria - 0.5%
ams AG*	707	52,533
Lenzing AG	2,165	261,369

Total Austria		313,902

Belgium - 0.5%
Kinepolis Group N.V.	699	44,315
Melexis N.V.	1,549	143,779
Warehouses De Pauw CVA	1,097	138,839

Total Belgium		326,933

China - 3.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	10,000	20,496
China Everbright International Ltd.	129,000	166,728
China Overseas Land & Investment Ltd.	472,000	1,555,194
China South City Holdings Ltd.	318,000	62,016
CSPC Pharmaceutical Group Ltd.	60,000	181,252

Total China		1,985,686

Denmark - 9.2%
Ambu A/S Class B	595	20,065
Chr Hansen Holding A/S	2,254	208,181
Coloplast A/S Class B	7,251	724,702
Dfds A/S	1,713	109,359
DSV A/S	1,089	87,987
GN Store Nord A/S	1,138	51,858
Novo Nordisk A/S Class B	81,562	3,783,178
Pandora A/S	4,355	304,232
Rockwool International A/S Class B	138	53,890
Royal Unibrew A/S	1,252	99,764
SimCorp A/S	618	50,068

Total Denmark		5,493,284

Finland - 1.9%
DNA Oyj	6,404	153,278
Neste Oyj	5,154	404,380
Nokian Renkaat Oyj	5,495	217,107
Wartsila Oyj Abp	19,393	381,070

Total Finland		1,155,835

France - 6.4%
Airbus SE	13,617	1,593,987
Alten S.A.	382	39,382
Eurazeo S.A.	1,359	103,056
Hermes International	811	495,978
Ipsen S.A.	1,031	161,723
Safran S.A.	7,672	932,022
SEB S.A.	936	163,487
Trigano S.A.	276	49,046
Valeo S.A.	5,319	290,762

Total France		3,829,443

Germany - 5.6%
1&1 Drillisch AG	7,084	403,290
adidas AG	2,906	634,303
AURELIUS Equity Opportunities SE & Co. KGaA	3,989	237,060
Bechtle AG	685	52,865
CompuGroup Medical SE	947	48,649
Continental AG	3,978	908,235
CTS Eventim AG & Co. KGaA	1,593	78,451
Fielmann AG*	2,131	147,541
Fuchs Petrolub SE	2,234	105,636
Hugo Boss AG	2,176	197,556
Nemetschek SE	450	54,169
Pfeiffer Vacuum Technology AG	198	32,573
Siltronic AG	849	121,478
United Internet AG Registered Shares	4,807	275,345
Wirecard AG	246	39,622

Total Germany		3,336,773

Hong Kong - 1.1%
Galaxy Entertainment Group Ltd.	51,000	394,910
Techtronic Industries Co., Ltd.	29,500	164,506
Vitasoy International Holdings Ltd.	22,000	70,385

Total Hong Kong		629,801

Ireland - 0.5%
Glanbia PLC	6,117	113,557
Hibernia REIT PLC	14,578	25,531
Irish Continental Group PLC	3,848	22,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2018

Investments	Shares	Value
Kingspan Group PLC	2,126	$106,437

Total Ireland		268,213

Israel - 0.8%
Bezeq Israeli Telecommunication Corp., Ltd.	422,360	474,911

Italy - 2.1%
Brembo SpA	6,614	89,500
Datalogic SpA	1,348	49,813
De’ Longhi SpA	6,020	170,656
DiaSorin SpA	735	83,841
Ferrari N.V.	1,161	157,919
Gima TT SpA(a)	2,979	49,007
IMA Industria Macchine Automatiche SpA	1,104	96,158
Interpump Group SpA	1,653	51,414
Moncler SpA	1,570	71,489
Recordati SpA	8,217	326,763
Reply SpA	350	23,783
Salvatore Ferragamo SpA	2,793	68,154
Technogym SpA(a)	2,811	33,312

Total Italy		1,271,809

Japan - 17.3%
Ai Holdings Corp.	1,300	28,191
Asahi Intecc Co., Ltd.	1,400	52,959
Astellas Pharma, Inc.	64,500	983,528
Benefit One, Inc.	1,100	31,084
Calbee, Inc.	2,300	86,485
Chugai Pharmaceutical Co., Ltd.	9,300	487,816
Ci:z Holdings Co., Ltd.	700	33,305
Create SD Holdings Co., Ltd.	1,000	28,755
CyberAgent, Inc.	900	54,115
Daikin Industries Ltd.	4,000	479,213
Dip Corp.	1,700	43,695
Disco Corp.	1,100	187,794
Elecom Co., Ltd.	700	16,374
en-japan, Inc.	700	35,327
Financial Products Group Co., Ltd.	3,900	50,315
Funai Soken Holdings, Inc.	600	13,363
GMO Payment Gateway, Inc.	200	23,076
Harmonic Drive Systems, Inc.	600	25,405
Haseko Corp.	9,400	129,927
Hikari Tsushin, Inc.	600	105,466
Hoya Corp.	7,000	398,077
Japan Lifeline Co., Ltd.	1,800	44,234
Japan Material Co., Ltd.	1,000	15,474
Kakaku.com, Inc.	4,300	97,130
Kaken Pharmaceutical Co., Ltd.	1,500	77,055
Keyence Corp.	400	225,920
Koito Manufacturing Co., Ltd.	1,600	105,737
Kotobuki Spirits Co., Ltd.	400	20,945
Kyudenko Corp.	1,400	67,621
Lasertec Corp.	1,100	30,984
M3, Inc.	1,600	63,775
Meitec Corp.	500	24,015
Mixi, Inc.	4,200	106,322
Modec, Inc.	1,000	27,716
MonotaRO Co., Ltd.	1,100	48,662
Murata Manufacturing Co., Ltd.	5,100	857,329
Nidec Corp.	2,200	330,204
Nihon M&A Center, Inc.	1,700	49,343
Nissan Chemical Industries Ltd.	3,000	140,026
Nitto Denko Corp.	5,200	393,550
Obara Group, Inc.	500	28,529
Open House Co., Ltd.	1,200	71,069
Oracle Corp.	2,500	204,261
Oriental Land Co., Ltd.	1,400	146,933
Park24 Co., Ltd.	4,100	111,601
Pigeon Corp.	2,200	107,055
Pilot Corp.	700	38,992
Relo Group, Inc.	2,900	76,555
Ryohin Keikaku Co., Ltd.	300	105,629
Seria Co., Ltd.	1,000	48,030
Shimano, Inc.	1,200	176,157
Start Today Co., Ltd.	2,500	90,620
Sundrug Co., Ltd.	2,800	113,502
Sysmex Corp.	2,100	196,037
Systena Corp.	1,800	18,396
T-Gaia Corp.	900	22,995
TechnoPro Holdings, Inc.	500	30,741
Toei Animation Co., Ltd.	700	24,457
Tokyo Electron Ltd.	8,500	1,459,577
Trend Micro, Inc.	4,800	273,877
United Arrows Ltd.	400	14,951
USS Co., Ltd.	7,300	138,928
Yahoo Japan Corp.	206,600	686,397
Yaskawa Electric Corp.	4,200	148,449

Total Japan		10,354,050

Netherlands - 2.4%
ASM International N.V.	1,411	78,021
ASML Holding N.V.	5,210	1,032,275
BE Semiconductor Industries N.V.	9,017	244,034
Corbion N.V.	1,862	59,350

Total Netherlands		1,413,680

New Zealand - 0.8%
Fisher & Paykel Healthcare Corp., Ltd.	15,137	152,600
Mainfreight Ltd.	3,476	65,425
Ryman Healthcare Ltd.	14,374	116,491
Z Energy Ltd.	30,452	156,075

Total New Zealand		490,591

Norway - 1.6%
Borregaard ASA	3,323	35,879
Entra ASA(a)	9,783	133,474
Grieg Seafood ASA	5,858	61,740
Leroy Seafood Group ASA	24,588	165,561
Salmar ASA	9,076	380,617
Tomra Systems ASA	2,407	50,500
Veidekke ASA	7,625	76,620
XXL ASA(a)	5,513	44,643

Total Norway		949,034

Portugal - 0.2%
Altri, SGPS, S.A.	10,668	107,739

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2018

Investments	Shares	Value
Singapore - 0.7%
First Resources Ltd.	66,600	$76,198
Sheng Siong Group Ltd.	66,100	51,387
SIA Engineering Co., Ltd.	55,400	127,580
Venture Corp., Ltd.	13,000	170,092

Total Singapore		425,257

Spain - 4.8%
Cie Automotive S.A.	1,485	43,831
Global Dominion Access S.A.*(a)	976	5,292
Industria de Diseno Textil S.A.	69,405	2,371,050
Prosegur Cash S.A.(a)	38,698	104,370
Prosegur Cia de Seguridad S.A.	14,757	96,399
Zardoya Otis S.A.*	22,505	214,936

Total Spain		2,835,878

Sweden - 5.6%
AddTech AB Class B	1,285	28,469
Atlas Copco AB Class A	28,134	820,182
Atlas Copco AB Class B	11,213	294,112
Beijer Ref AB	1,312	23,817
Bonava AB Class B	3,079	36,173
Electrolux AB Series B	11,279	257,201
Evolution Gaming Group AB(a)	886	55,165
Fagerhult AB	2,921	25,044
Hexpol AB	10,173	105,983
Indutrade AB	3,359	80,352
Intrum AB	6,525	151,637
Investment AB Latour Class B	15,566	168,606
JM AB	4,207	75,243
Lifco AB Class B	1,682	59,977
Loomis AB Class B	1,929	67,146
Mycronic AB	4,084	45,743
NetEnt AB*	12,704	68,022
Nobia AB	5,904	45,504
Nolato AB Class B	402	32,489
Paradox Interactive AB	870	18,088
Peab AB	16,136	122,021
Sandvik AB	34,687	616,503
Sweco AB Class B	3,245	76,609
Thule Group AB(a)	2,048	51,005
Vitrolife AB	1,164	17,081

Total Sweden		3,342,172

Switzerland - 6.8%
Bucher Industries AG Registered Shares	297	99,424
EMS-Chemie Holding AG Registered Shares	994	637,173
Kuehne + Nagel International AG Registered Shares	5,320	799,380
Logitech International S.A. Registered Shares	3,836	168,707
Oriflame Holding AG	2,896	93,490
Partners Group Holding AG	1,068	782,486
SGS S.A. Registered Shares	241	641,243
Sonova Holding AG Registered Shares	1,546	276,908
Straumann Holding AG Registered Shares	207	157,395
Sunrise Communications Group AG*(a)	3,276	266,580
Temenos AG Registered Shares*	602	90,941
Ypsomed Holding AG*	330	48,024

Total Switzerland		4,061,751

United Kingdom - 20.7%
Abcam PLC	2,863	50,424
Ashtead Group PLC	6,692	200,822
Barratt Developments PLC	64,230	437,058
Bellway PLC	4,528	179,582
Bovis Homes Group PLC	4,114	62,218
British American Tobacco PLC	66,897	3,382,687
Cineworld Group PLC	22,534	79,017
Compass Group PLC	31,632	675,921
Computacenter PLC	2,360	45,054
Cranswick PLC	1,227	54,689
Croda International PLC	3,388	214,794
Diageo PLC	87,710	3,152,054
Diploma PLC	2,545	44,050
Domino’s Pizza Group PLC	13,188	60,400
Dunelm Group PLC	8,319	55,465
easyJet PLC	10,049	221,960
Electrocomponents PLC	12,543	125,524
esure Group PLC	24,039	68,997
FDM Group Holdings PLC	2,446	31,615
Fevertree Drinks PLC	1,020	45,652
Games Workshop Group PLC	934	36,993
Hargreaves Lansdown PLC	10,853	282,490
Hill & Smith Holdings PLC	2,737	53,444
HomeServe PLC	6,691	79,416
Howden Joinery Group PLC	16,203	114,704
IMI PLC	10,424	155,789
Jardine Lloyd Thompson Group PLC	9,762	164,970
JD Sports Fashion PLC	6,808	39,602
Marshalls PLC	6,424	34,604
Moneysupermarket.com Group PLC	21,428	89,086
Next PLC	3,384	270,298
NMC Health PLC	1,569	74,200
Pagegroup PLC	13,434	99,944
Redrow PLC	11,352	79,883
RELX PLC	30,103	644,838
Renishaw PLC	1,287	90,056
Rentokil Initial PLC	21,842	101,160
Rightmove PLC	1,779	124,717
Rotork PLC	16,125	71,255
RWS Holdings PLC	3,264	18,487
Softcat PLC	2,533	25,617
Spirax-Sarco Engineering PLC	1,429	123,009
Synthomer PLC	9,975	69,403
Ted Baker PLC	1,374	39,074
Unite Group PLC (The)	8,518	96,827
Victrex PLC	2,317	89,140

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International Quality Dividend Growth Fund (IQDG)

June 30, 2018

Investments	Shares	Value
WH Smith PLC	2,908	$76,747

Total United Kingdom		12,333,736

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $59,049,543)		59,544,883
Other Assets less Liabilities - 0.3%		169,186

NET ASSETS - 100.0%		$59,714,069

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

CVA	– Certificaten Van Aandelen (Certificate of Stock)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

Australia - 10.6%
Accent Group Ltd.	2,603,122	$3,173,472
ALS Ltd.	491,799	2,739,777
Altium Ltd.	289,700	4,818,148
AMA Group Ltd.	1,064,600	821,976
Ansell Ltd.	225,958	4,539,344
AP Eagers Ltd.	242,757	1,529,949
APN Outdoor Group Ltd.	191,526	888,676
ARB Corp., Ltd.	77,481	1,306,945
ARQ Group Ltd.	128,200	312,578
Asaleo Care Ltd.	1,826,456	1,882,520
AUB Group Ltd.	81,244	815,168
Austal Ltd.	566,282	778,219
Australian Pharmaceutical Industries Ltd.	1,431,558	1,798,101
Bapcor Ltd.	269,384	1,303,675
Beach Energy Ltd.	3,410,987	4,422,964
Bega Cheese Ltd.	197,787	1,082,860
Blackmores Ltd.	21,846	2,300,080
Breville Group Ltd.	186,794	1,603,708
Brickworks Ltd.	184,818	2,135,685
Cabcharge Australia Ltd.	165,203	292,944
carsales.com Ltd.	336,379	3,757,828
Cedar Woods Properties Ltd.	234,605	998,426
Cleanaway Waste Management Ltd.	2,764,759	3,452,233
Collins Foods Ltd.	266,321	1,096,016
Corporate Travel Management Ltd.	122,531	2,471,524
Costa Group Holdings Ltd.	82,200	501,051
CSG Ltd.*	943,260	160,293
CSR Ltd.	1,427,288	4,840,391
Dicker Data Ltd.	351,992	754,201
Dongfang Modern Agriculture Holding Group Ltd.*	471,223	344,681
DuluxGroup Ltd.	585,112	3,307,171
ERM Power Ltd.	292,680	320,045
Estia Health Ltd.	621,530	1,510,825
Event Hospitality and Entertainment Ltd.	242,114	2,395,282
Fairfax Media Ltd.	720,101	399,035
G8 Education Ltd.(a)	1,999,070	3,441,439
Genworth Mortgage Insurance Australia Ltd.	2,240,448	4,254,261
GrainCorp Ltd. Class A	370,489	2,102,290
Greencross Ltd.	422,158	1,397,363
GUD Holdings Ltd.	183,871	1,923,679
GWA Group Ltd.	599,783	1,506,709
HT&E Ltd.	62,034	115,043
IDP Education Ltd.	322,521	2,504,476
IMF Bentham Ltd.	453,267	1,004,689
Infomedia Ltd.	922,197	654,110
Inghams Group Ltd.	491,000	1,385,801
Integrated Research Ltd.	99,200	227,944
Invocare Ltd.	175,647	1,783,133
IOOF Holdings Ltd.	515,512	3,424,165
IPH Ltd.	21,127	69,463
IRESS Ltd.	277,034	2,464,426
IVE Group Ltd.	492,213	832,808
Japara Healthcare Ltd.	828,178	1,104,478
JB Hi-Fi Ltd.(a)	293,561	4,884,532
Link Administration Holdings Ltd.	497,330	2,693,425
MACA Ltd.	1,474,575	1,307,387
McMillan Shakespeare Ltd.	181,941	2,150,833
Metcash Ltd.*	1,303,500	2,513,667
Mineral Resources Ltd.	300,685	3,556,799
Monadelphous Group Ltd.	196,443	2,185,837
Monash IVF Group Ltd.	983,700	784,951
MYOB Group Ltd.	1,216,552	2,597,674
MyState Ltd.	232,509	860,664
Navigator Global Investments Ltd.	855,267	3,374,420
Navitas Ltd.	702,525	2,304,628
New Hope Corp., Ltd.	847,700	1,872,706
NIB Holdings Ltd.	711,673	3,012,946
Nick Scali Ltd.	208,447	1,036,494
Nine Entertainment Co. Holdings Ltd.	2,548,080	4,668,968
Northern Star Resources Ltd.	619,846	3,324,885
Nufarm Ltd.	202,993	1,328,835
OFX Group Ltd.	443,732	572,101
oOh!media Ltd.	239,980	877,680
OZ Minerals Ltd.	470,923	3,277,608
Pact Group Holdings Ltd.	458,848	1,786,634
Peet Ltd.	703,959	686,558
Pendal Group Ltd.	668,400	4,894,026
Perpetual Ltd.	169,230	5,201,479
Platinum Asset Management Ltd.	1,634,913	6,957,822
Premier Investments Ltd.	375,405	4,681,970
Primary Health Care Ltd.	679,243	1,751,486
Qube Holdings Ltd.	1,179,000	2,099,361
Regis Healthcare Ltd.	816,600	1,978,971
Regis Resources Ltd.	820,014	3,102,040
Reject Shop Ltd. (The)	71,800	301,321
Ruralco Holdings Ltd.	464,500	1,053,611
Sandfire Resources NL	140,743	952,530
Scottish Pacific Group Ltd.	334,762	791,484
SeaLink Travel Group Ltd.	220,862	722,904
Servcorp Ltd.	362,400	1,113,878
SG Fleet Group Ltd.	634,910	1,735,682
Sigma Healthcare Ltd.	3,535,111	2,115,652
Silver Chef Ltd.	22,718	63,448
Sims Metal Management Ltd.	219,030	2,602,231
Sirtex Medical Ltd.	66,377	1,542,391
Southern Cross Media Group Ltd.	1,752,013	1,695,762
St Barbara Ltd.	268,300	957,467
Steadfast Group Ltd.	850,012	1,764,768
Super Retail Group Ltd.	174,674	1,045,369
Tassal Group Ltd.	224,313	684,480
Virtus Health Ltd.	168,400	715,428
WPP AUNZ Ltd.	2,350,962	1,754,378

Total Australia		198,992,239

Austria - 0.9%
Lenzing AG	62,400	7,533,223
Palfinger AG	28,900	1,094,935
Porr AG(a)	40,867	1,374,171
S IMMO AG	137,194	2,678,225
UNIQA Insurance Group AG	357,079	3,285,233

Total Austria		15,965,787

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
Belgium - 1.3%
Cofinimmo S.A.	55,511	$6,844,136
D’ieteren S.A./N.V.	81,754	3,396,179
Econocom Group S.A./N.V.*	328,000	1,808,321
Fagron	11,000	188,022
Greenyard N.V.	79,000	1,136,354
Kinepolis Group N.V.	15,000	950,970
Ontex Group N.V.	120,000	2,635,395
Orange Belgium S.A.	2,807	47,390
Recticel S.A.	86,050	979,560
Warehouses De Pauw CVA	55,858	7,069,527

Total Belgium		25,055,854

China - 2.3%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	441,000	903,872
China Overseas Grand Oceans Group Ltd.	2,844,000	1,047,634
China Power Clean Energy Development Co., Ltd.*	2,440,500	1,191,406
China Power International Development Ltd.	22,543,000	5,200,827
China South City Holdings Ltd.	11,644,000	2,270,784
China Travel International Investment Hong Kong Ltd.	7,200,000	2,808,252
CITIC Telecom International Holdings Ltd.	12,005,822	3,152,400
CPMC Holdings Ltd.	1,985,109	1,227,180
Dah Chong Hong Holdings Ltd.	3,273,000	1,631,191
Guotai Junan International Holdings Ltd.	16,966,000	3,676,296
Poly Property Group Co., Ltd.	5,898,000	2,435,746
Shanghai Industrial Holdings Ltd.	2,326,000	5,419,610
Shenwan Hongyuan HK Ltd.	1,145,000	305,024
Shougang Fushan Resources Group Ltd.	12,840,000	3,060,474
Xiwang Special Steel Co., Ltd.	9,284,000	1,834,210
Yuexiu Property Co., Ltd.	31,574,000	6,036,747

Total China		42,201,653

Denmark - 1.0%
Alm Brand A/S	355,809	3,495,922
Matas A/S	279,500	2,268,761
Per Aarsleff Holding A/S	39,098	1,381,587
Schouw & Co. A/S	23,029	2,033,510
Spar Nord Bank A/S	235,938	2,525,200
Sydbank A/S	190,470	6,548,479

Total Denmark		18,253,459

Finland - 2.2%
Aktia Bank Oyj	66,464	636,321
Cramo Oyj	139,666	3,246,666
F-Secure Oyj	192,430	845,889
Finnair Oyj	195,500	2,114,793
HKScan Oyj Class A	88,352	296,572
Kemira Oyj	443,072	5,892,149
Lassila & Tikanoja Oyj	74,902	1,439,458
Oriola Oyj Class B	514,302	1,834,447
Ramirent Oyj	272,773	2,898,134
Sanoma Oyj	327,386	3,321,663
Technopolis Oyj	720,514	3,242,967
Tieto Oyj	189,516	6,142,441
Tikkurila Oyj	92,079	1,580,351
Tokmanni Group Corp.	260,622	2,160,454
Uponor Oyj	129,398	2,077,332
YIT Oyj	711,535	4,240,994

Total Finland		41,970,631

France - 2.9%
Albioma S.A.	77,406	1,746,053
Beneteau S.A.	45,050	844,726
Coface S.A.	396,120	4,402,906
Direct Energie	20,950	1,029,285
Elior Group S.A.(b)	271,900	3,923,768
Gaztransport Et Technigaz S.A.	106,389	6,521,263
IPSOS(a)	88,313	3,019,058
Jacquet Metal Service S.A.	46,053	1,467,899
Kaufman & Broad S.A.	61,856	2,916,244
Korian S.A.	93,972	3,173,017
Lectra	39,800	914,500
LISI	42,615	1,614,555
Maisons du Monde S.A.(b)	30,200	1,112,101
Metropole Television S.A.	354,300	7,086,050
Neopost S.A.	140,027	3,763,507
Rothschild & Co.	99,100	3,349,638
SPIE S.A.	272,250	5,524,505
Vilmorin & Cie S.A.	30,200	2,038,029

Total France		54,447,104

Georgia - 0.1%
Bank of Georgia Group PLC*	105,587	2,627,714

Germany - 3.8%
Aareal Bank AG	178,574	7,853,975
alstria office REIT-AG	295,274	4,436,898
AURELIUS Equity Opportunities SE & Co. KGaA	122,111	7,256,852
BayWa AG	78,650	2,663,007
bet-at-home.com AG	37,493	2,851,939
Bilfinger SE	61,422	3,123,831
Borussia Dortmund GmbH & Co. KGaA	182,987	1,148,350
Comdirect Bank AG	84,021	1,216,425
CompuGroup Medical SE	21,500	1,104,503
CropEnergies AG	276,811	1,632,114
Deutz AG	108,407	837,265
Elmos Semiconductor AG	51,717	1,364,638
Encavis AG	217,250	1,585,315
Gerresheimer AG	25,947	2,105,463
Grammer AG	22,807	1,587,048
Hamburger Hafen und Logistik AG	106,726	2,317,709
Indus Holding AG	26,869	1,675,207
Jenoptik AG	59,184	2,320,388
Kloeckner & Co. SE	135,574	1,429,354
Leoni AG	38,865	1,973,893
MLP SE	169,770	1,056,486
NORMA Group SE	30,086	2,063,707
Pfeiffer Vacuum Technology AG	16,336	2,687,400
RHOEN-KLINIKUM AG	24,148	704,286
Takkt AG	122,789	2,245,054
TLG Immobilien AG	170,008	4,533,578

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
VTG AG	38,127	$2,163,439
Wacker Neuson SE	88,813	2,256,374
Washtec AG	11,778	1,040,982
Wuestenrot & Wuerttembergische AG	116,634	2,393,976
Zeal Network SE	5,622	175,258

Total Germany		71,804,714

Hong Kong - 0.4%
Chu Kong Shipping Enterprises Group Co., Ltd.	134,000	32,281
Dah Sing Financial Holdings Ltd.	348,629	2,035,219
Hong Kong Aircraft Engineering Co., Ltd.	59,200	515,377
Hongkong & Shanghai Hotels Ltd. (The)	1,331,870	1,901,350
Kowloon Development Co., Ltd.	1,029,000	1,159,444
Lai Sun Development Co., Ltd.	775,434	1,294,787
Miramar Hotel & Investment	109,000	205,622
Television Broadcasts Ltd.	52,700	166,924

Total Hong Kong		7,311,004

Ireland - 0.6%
C&C Group PLC	810,967	3,067,778
FBD Holdings PLC	34,906	431,998
Grafton Group PLC	235,258	2,472,372
Greencore Group PLC	894,217	2,194,718
Hostelworld Group PLC(b)	25,242	104,976
Irish Continental Group PLC	349,836	2,062,678

Total Ireland		10,334,520

Israel - 3.2%
Amot Investments Ltd.	889,736	4,448,012
Ashtrom Properties Ltd.	372,537	1,632,403
Avgol Industries 1953 Ltd.	28,352	29,316
Delek Group Ltd.	61,100	8,283,982
Direct Insurance Financial Investments Ltd.	99,892	1,106,833
Discount Investment Corp., Ltd. Registered Shares	1,056,419	2,897,501
Elco Ltd.	15,800	296,141
Electra Consumer Products 1970 Ltd.	159,500	1,854,018
First International Bank of Israel Ltd.	224,903	4,690,919
Fox Wizel Ltd.	39,200	808,512
Gazit-Globe Ltd.	410,025	3,774,799
Harel Insurance Investments & Financial Services Ltd.	644,363	4,824,955
Inrom Construction Industries Ltd.	394,803	1,474,357
Magic Software Enterprises Ltd.	58,886	487,265
Matrix IT Ltd.	208,148	2,214,794
Maytronics Ltd.	264,832	1,426,697
Melisron Ltd.	77,802	3,220,009
Menora Mivtachim Holdings Ltd.	111,900	1,205,037
Paz Oil Co., Ltd.	40,500	5,309,571
Phoenix Holdings Ltd. (The)	148,800	776,408
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	19,785	958,834
Sella Capital Real Estate Ltd.	839,802	1,499,716
Shapir Engineering and Industry Ltd.	402,584	1,171,277
Shikun & Binui Ltd.	363,906	641,512
Shufersal Ltd.	324,986	1,990,462
Strauss Group Ltd.	110,603	2,223,814
ZUR Shamir Holdings Ltd.	246,771	939,746

Total Israel		60,186,890

Italy - 4.9%
Anima Holding SpA(b)	683,601	3,676,227
Aquafil SpA	46,500	670,495
Ascopiave SpA	1,038,989	3,627,086
ASTM SpA	94,572	2,190,685
Azimut Holding SpA	582,100	9,008,511
Banca IFIS SpA	117,801	3,545,746
Banca Popolare di Sondrio SCPA	417,412	1,680,381
Biesse SpA	51,808	2,025,154
BPER Banca	644,103	3,539,771
Cairo Communication SpA	379,150	1,516,168
Cerved Group SpA	349,427	3,753,358
CIR-Compagnie Industriali Riunite SpA	1,069,944	1,309,176
Cofide SpA	1,041,632	518,691
Credito Emiliano SpA	681,197	5,042,404
Datalogic SpA	59,640	2,203,875
doBank SpA(b)	175,300	2,312,789
Ei Towers SpA	74,089	4,095,900
El.En. SpA	16,000	523,063
Enav SpA(b)	969,114	4,860,879
Fincantieri SpA*	287,000	391,382
Gamenet Group SpA(b)	164,200	1,424,419
Gima TT SpA(b)	118,700	1,952,708
Immobiliare Grande Distribuzione SIIQ SpA	449,484	3,611,641
Maire Tecnimont SpA	529,058	2,378,152
MARR SpA	137,794	3,632,703
Massimo Zanetti Beverage Group SpA(b)	84,996	717,484
RAI Way SpA(b)	714,167	3,343,642
Saras SpA	3,292,501	7,980,479
Societa Cattolica di Assicurazioni SC	459,713	3,834,994
Tod’s SpA(a)	47,877	2,982,202
Vittoria Assicurazioni SpA	71,900	1,170,220
Zignago Vetro SpA	140,548	1,309,493

Total Italy		90,829,878

Japan - 25.3%
77 Bank Ltd. (The)	55,000	1,200,153
ADEKA Corp.	85,301	1,368,482
Aeon Delight Co., Ltd.	46,700	1,589,482
Ai Holdings Corp.	34,200	741,646
Aica Kogyo Co., Ltd.	45,400	1,594,421
Aichi Corp.	132,400	775,765
Aichi Steel Corp.	30,000	1,155,148
Aida Engineering Ltd.	75,100	730,219
Aisan Industry Co., Ltd.	123,300	1,039,698
Akita Bank Ltd. (The)	32,400	902,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
Albis Co., Ltd.	20,000	$577,800
Alinco, Inc.	128,400	1,240,356
Alpen Co., Ltd.(a)	50,700	1,090,761
Amano Corp.	86,600	2,046,845
Aoyama Trading Co., Ltd.	80,001	2,672,358
Arcs Co., Ltd.	66,500	1,813,118
Ariake Japan Co., Ltd.	39,000	3,359,003
Asahi Broadcasting Group Holdings Corp.	78,200	588,097
Asahi Holdings, Inc.	62,400	1,163,328
Asante, Inc.	3,000	57,446
Asanuma Corp.	258,000	922,385
ASKUL Corp.(a)	31,688	1,027,038
Autobacs Seven Co., Ltd.	60,903	1,079,885
Avex, Inc.	53,000	735,918
Awa Bank Ltd. (The)	76,000	467,946
Bando Chemical Industries Ltd.	33,800	373,199
Bank of Saga Ltd. (The)	48,720	1,092,588
Baroque Japan Ltd.	90,000	804,406
Bell System24 Holdings, Inc.	91,700	1,600,290
Belluna Co., Ltd.	204,800	2,582,996
Bic Camera, Inc.	4,000	61,716
BML, Inc.	40,200	1,036,167
C.I. Takiron Corp.	121,100	682,223
Central Glass Co., Ltd.	50,700	1,063,755
Chiyoda Co., Ltd.	31,500	728,028
Chiyoda Integre Co., Ltd.	43,393	951,579
Chugoku Bank Ltd. (The)	154,000	1,558,561
Ci:z Holdings Co., Ltd.	1,000	47,578
Citizen Watch Co., Ltd.	303,607	1,995,449
CKD Corp.	58,600	963,925
Clarion Co., Ltd.	312,000	839,399
CONEXIO Corp.	80,100	1,392,792
Cosel Co., Ltd.	43,000	544,658
Cosmo Energy Holdings Co., Ltd.	74,600	2,619,907
Daido Metal Co., Ltd.	84,800	864,345
Daido Steel Co., Ltd.	50,591	2,338,518
Daiho Corp.	61,000	363,472
Daikyo, Inc.	54,300	1,188,801
Daio Paper Corp.(a)	63,200	879,830
Daishi Bank Ltd. (The)	22,490	894,402
Daiwabo Holdings Co., Ltd.	60,300	3,211,935
DCM Holdings Co., Ltd.	152,900	1,432,855
DeNA Co., Ltd.	83,000	1,556,367
Denyo Co., Ltd.	15,600	241,961
Dexerials Corp.	119,900	1,197,214
DMG Mori Co., Ltd.(a)	97,700	1,355,707
Doshisha Co., Ltd.	44,300	1,002,264
Doutor Nichires Holdings Co., Ltd.	37,800	750,779
Dowa Holdings Co., Ltd.	65,900	2,031,765
Eagle Industry Co., Ltd.	63,400	1,019,986
Earth Corp.	35,800	1,822,886
EDION Corp.	135,700	1,368,455
Ehime Bank Ltd. (The)	77,055	895,317
Eighteenth Bank Ltd. (The)	307,393	802,028
Elematec Corp.	6,725	159,557
eRex Co., Ltd.(a)	25,000	262,944
ES-Con Japan Ltd.(a)	71,000	416,648
ESPEC Corp.	17,000	333,968
Excel Co., Ltd.	8,000	196,019
Exedy Corp.	37,470	1,160,313
F@N Communications, Inc.	129,000	871,142
FIDEA Holdings Co., Ltd.	846,200	1,314,011
Financial Products Group Co., Ltd.	93,600	1,207,551
Foster Electric Co., Ltd.	64,385	924,810
France Bed Holdings Co., Ltd.	125,000	1,096,917
Fudo Tetra Corp.	454,200	848,819
Fuji Corp., Ltd.	263,400	2,354,227
Fuji Oil Co., Ltd.	189,500	711,705
Fujikura Ltd.	230,600	1,467,729
Fujimi, Inc.	62,441	1,383,945
Fujimori Kogyo Co., Ltd.	39,400	1,298,334
Fujitec Co., Ltd.	61,600	759,121
Fujitsu General Ltd.	83,900	1,313,435
Fukui Bank Ltd. (The)	20,773	454,412
Fukui Computer Holdings, Inc.	32,000	528,109
Fukuyama Transporting Co., Ltd.	18,000	919,785
Funai Soken Holdings, Inc.	191,350	4,261,820
Furukawa Electric Co., Ltd.	50,000	1,749,199
Gakkyusha Co., Ltd.	3,000	50,512
Gecoss Corp.	53,700	516,808
Geo Holdings Corp.	96,100	1,289,257
Gfoot Co., Ltd.(a)	124,261	875,038
Glory Ltd.	78,577	2,199,149
GMO Financial Holdings, Inc.(a)	250,100	1,928,275
Godo Steel Ltd.	41,900	793,250
GS Yuasa Corp.	237,000	1,080,531
Gunma Bank Ltd. (The)	432,900	2,274,616
Gunze Ltd.	36,600	2,346,048
H2O Retailing Corp.	98,000	1,565,133
Hachijuni Bank Ltd. (The)	742,000	3,175,263
Hakuto Co., Ltd.	40,000	595,856
Hanwa Co., Ltd.	65,300	2,490,791
Happinet Corp.	114,000	1,443,976
Hard Off Corp. Co., Ltd.	39,200	351,779
Hazama Ando Corp.	155,000	1,410,554
Heiwa Corp.	126,819	3,061,563
Heiwado Co., Ltd.	68,000	1,694,398
Hiroshima Bank Ltd. (The)	337,700	2,250,012
Hokkaido Gas Co., Ltd.	94,000	267,323
Hokkoku Bank Ltd. (The)	14,000	551,077
Hokuetsu Bank Ltd. (The)	52,100	1,038,096
Hokuetsu Industries Co., Ltd.	165,600	1,611,672
Hokuetsu Kishu Paper Co., Ltd.	160,000	823,365
Hokuhoku Financial Group, Inc.	153,200	2,040,085
Hosokawa Micron Corp.	32,900	2,043,534
Hyakugo Bank Ltd. (The)	183,800	721,825
Hyakujushi Bank Ltd. (The)	286,000	939,864
Ibiden Co., Ltd.	94,100	1,507,945
Ichibanya Co., Ltd.	1,000	43,696
Ichigo, Inc.	341,800	1,604,622
Ichinen Holdings Co., Ltd.	34,000	422,986
Ichiyoshi Securities Co., Ltd.	149,000	1,614,228
Idec Corp.	81,200	1,902,352
Iino Kaiun Kaisha Ltd.	207,900	944,104
Imasen Electric Industrial	96,200	1,020,494
Inaba Denki Sangyo Co., Ltd.	40,300	1,648,165
Inabata & Co., Ltd.	60,400	838,669
Internet Initiative Japan, Inc.	32,000	643,380
Iseki & Co., Ltd.	21,479	383,370
Itochu Enex Co., Ltd.	191,101	1,865,031
Itoki Corp.	124,000	722,069
Iwatani Corp.	19,000	662,123

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
Iyo Bank Ltd. (The)	245,500	$1,622,408
Japan Aviation Electronics Industry Ltd.	48,000	756,196
Japan Wool Textile Co., Ltd. (The)	101,000	938,284
JINS, Inc.(a)	1,000	57,148
Juroku Bank Ltd. (The)	56,000	1,479,312
K’s Holdings Corp.	155,302	1,613,800
kabu.com Securities Co., Ltd.	587,701	1,904,795
Kadokawa Dwango	70,000	774,162
Kaga Electronics Co., Ltd.	56,500	1,342,044
Kanamoto Co., Ltd.	15,000	474,654
Kandenko Co., Ltd.	154,900	1,700,523
Kansai Mirai Financial Group, Inc.*	1	6
Kasai Kogyo Co., Ltd.	46,400	573,900
Kato Sangyo Co., Ltd.	48,100	1,645,818
Kato Works Co., Ltd.	43,600	1,094,281
Keihin Corp.	33,000	669,444
Keiyo Bank Ltd. (The)	189,000	810,500
Kintetsu World Express, Inc.	65,500	1,352,399
Kitagawa Corp.	32,600	769,638
Kitano Construction Corp.	56,000	232,564
Kito Corp.	84,300	1,621,842
Kiyo Bank Ltd. (The)	53,150	876,676
Koa Corp.	100,600	2,525,785
Kobe Bussan Co., Ltd.	15,100	744,333
Koei Tecmo Holdings Co., Ltd.	89,000	1,750,029
Kohnan Shoji Co., Ltd.	84,200	1,960,473
Kokuyo Co., Ltd.	128,500	2,281,944
Konoike Transport Co., Ltd.	48,700	735,128
Kurabo Industries Ltd.	393,955	1,244,836
Kurimoto Ltd.	25,500	449,614
KYB Corp.	31,079	1,414,148
Kyoei Steel Ltd.	43,200	817,471
KYORIN Holdings, Inc.	80,290	1,667,196
Kyosan Electric Manufacturing Co., Ltd.	363,900	2,253,739
Kyoto Kimono Yuzen Co., Ltd.	147,100	840,647
Kyushu Financial Group, Inc.	576,000	2,782,106
Leopalace21 Corp.	152,200	834,067
Lintec Corp.	55,530	1,611,781
Macnica Fuji Electronics Holdings, Inc.	54,700	919,033
Maeda Road Construction Co., Ltd.	66,600	1,266,882
Mandom Corp.	61,760	1,923,640
Marubun Corp.	122,200	916,790
Maruha Nichiro Corp.	52,000	2,091,455
Matsui Construction Co., Ltd.	33,600	289,088
Matsui Securities Co., Ltd.	254,740	2,435,514
Max Co., Ltd.	45,247	572,711
Maxell Holdings Ltd.	63,000	1,061,328
MegaChips Corp.(a)	37,400	998,099
Megmilk Snow Brand Co., Ltd.	37,500	1,000,429
Meitec Corp.	42,300	2,031,653
Mimasu Semiconductor Industry Co., Ltd.	17,000	273,805
Ministop Co., Ltd.	43,100	869,666
Mito Securities Co., Ltd.	185,000	669,751
Mitsubishi Logistics Corp.	54,000	1,166,632
Mitsubishi Shokuhin Co., Ltd.	31,000	827,301
Mitsuboshi Belting Ltd.	23,000	289,044
Mitsui Mining & Smelting Co., Ltd.	44,864	1,909,753
Mixi, Inc.	129,000	3,265,616
Miyazaki Bank Ltd. (The)	27,964	853,323
Modec, Inc.	9,000	249,447
Morinaga Milk Industry Co., Ltd.	50,900	1,902,460
MOS Food Services, Inc.	2,000	59,044
MrMax Holdings Ltd.	70,246	432,517
Musashino Bank Ltd. (The)	15,945	473,607
Nachi-Fujikoshi Corp.	22,200	993,103
Nagaileben Co., Ltd.	42,600	1,083,028
Nagase & Co., Ltd.	100,900	1,577,744
Nanto Bank Ltd. (The)	49,000	1,249,275
NEC Networks & System Integration Corp.	59,701	1,343,697
NHK Spring Co., Ltd.	169,000	1,592,886
Nichias Corp.	131,000	1,641,565
Nichiha Corp.	64,701	2,447,499
Nichireki Co., Ltd.	27,600	299,510
Nichirin Co., Ltd.	41,000	846,910
Nihon Kohden Corp.	61,600	1,715,668
Nihon Nohyaku Co., Ltd.	143,100	919,850
Nihon Parkerizing Co., Ltd.	72,101	1,038,895
Nihon Tokushu Toryo Co., Ltd.	21,000	445,348
Nihon Unisys Ltd.	94,200	2,367,650
Nihon Yamamura Glass Co., Ltd.	183,000	310,604
Nikkon Holdings Co., Ltd.	63,500	1,667,688
Nippo Corp.	92,900	1,694,199
Nippon Flour Mills Co., Ltd.	155,797	2,709,024
Nippon Kayaku Co., Ltd.	213,299	2,385,929
Nippon Koei Co., Ltd.	37,500	930,348
Nippon Light Metal Holdings Co., Ltd.	995,800	2,238,561
Nippon Paper Industries Co., Ltd.	23,638	377,303
Nippon Piston Ring Co., Ltd.	18,100	370,938
Nippon Signal Co., Ltd.	64,000	621,713
Nippon Soda Co., Ltd.	120,000	664,109
Nippon Steel & Sumikin Bussan Corp.	35,173	1,746,504
Nippon Thompson Co., Ltd.	154,700	1,213,689
Nipro Corp.	182,591	2,110,021
Nishi-Nippon Financial Holdings, Inc.	99,000	1,157,450
Nishi-Nippon Railroad Co., Ltd.	62,900	1,712,125
Nishimatsu Construction Co., Ltd.	60,400	1,734,050
Nishimatsuya Chain Co., Ltd.	94,200	1,083,472
Nishio Rent All Co., Ltd.	21,600	693,251
Nissei ASB Machine Co., Ltd.(a)	8,000	416,738
Nisshinbo Holdings, Inc.	171,692	1,844,567
Nissin Electric Co., Ltd.	148,500	1,368,830
Nissin Kogyo Co., Ltd.	34,000	601,327
Nitta Corp.	31,400	1,233,151
Noevir Holdings Co., Ltd.	45,400	3,274,915
NOF Corp.	53,200	1,719,460
Nojima Corp.	12,000	266,835
Noritake Co., Ltd.	34,500	1,912,427
North Pacific Bank Ltd.	428,000	1,433,558
NS Solutions Corp.	93,600	2,360,175
NS United Kaiun Kaisha Ltd.	47,800	929,115
NSD Co., Ltd.	104,000	2,369,846
NTN Corp.	539,000	2,209,236
NuFlare Technology, Inc.	7,000	430,371

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
Obara Group, Inc.	12,500	$713,222
Ogaki Kyoritsu Bank Ltd. (The)	39,700	1,008,226
Ohsho Food Service Corp.	46,100	2,630,362
Oita Bank Ltd. (The)	27,300	927,951
Okamura Corp.	71,400	1,050,711
Okasan Securities Group, Inc.	495,000	2,435,562
Okinawa Electric Power Co., Inc. (The)	3,000	62,565
OKUMA Corp.	17,200	909,963
Okumura Corp.	79,900	2,607,669
Okura Industrial Co., Ltd.	6,600	155,280
Okuwa Co., Ltd.	87,218	914,976
Onoken Co., Ltd.	34,538	582,779
Onward Holdings Co., Ltd.	169,400	1,299,959
Organo Corp.	5,000	142,870
OSG Corp.	47,500	979,032
Paramount Bed Holdings Co., Ltd.	24,100	1,033,494
PC Depot Corp.	112,000	586,467
Penta-Ocean Construction Co., Ltd.	173,800	1,164,263
Piolax, Inc.	20,000	481,741
Plenus Co., Ltd.(a)	65,700	1,077,156
Press Kogyo Co., Ltd.	139,900	820,972
Prospect Co., Ltd.	2,712,000	1,224,213
Raito Kogyo Co., Ltd.	128,000	1,338,184
Raysum Co., Ltd.	86,700	1,273,515
Rengo Co., Ltd.	303,900	2,675,055
Resorttrust, Inc.	98,400	1,741,200
Riso Kagaku Corp.	47,800	1,010,245
Roland DG Corp.	33,800	743,652
Round One Corp.	137,800	2,168,423
Ryobi Ltd.	56,500	1,859,274
Ryoden Corp.	18,700	305,068
Ryosan Co., Ltd.	32,986	1,209,075
Saibu Gas Co., Ltd.	27,800	752,443
Saizeriya Co., Ltd.	40,101	917,763
San-Ai Oil Co., Ltd.	98,200	1,211,043
San-In Godo Bank Ltd. (The)	98,787	883,834
Sangetsu Corp.	79,800	1,616,677
Sanoh Industrial Co., Ltd.	55,200	351,837
Sanrio Co., Ltd.(a)	79,173	1,533,925
Sanshin Electronics Co., Ltd.	60,800	1,056,651
Sanwa Holdings Corp.	209,000	2,215,194
Sanyo Chemical Industries Ltd.	18,000	780,030
Sanyo Denki Co., Ltd.	27,500	1,958,877
Sanyo Housing Nagoya Co., Ltd.	88,600	970,269
Sanyo Special Steel Co., Ltd.	41,000	979,055
Sapporo Holdings Ltd.	49,900	1,250,597
Sato Holdings Corp.	29,300	876,897
Sato Shoji Corp.	41,000	476,017
Satori Electric Co., Ltd.	29,000	266,790
Sawai Pharmaceutical Co., Ltd.	46,200	2,102,180
Seiko Holdings Corp.	24,900	535,924
Senko Group Holdings Co., Ltd.	219,000	1,731,991
SFP Holdings Co., Ltd.	3,000	54,548
Shibusawa Warehouse Co., Ltd. (The)	40,700	634,577
Shibuya Corp.	16,000	490,408
Shiga Bank Ltd. (The)	133,000	680,820
Shikoku Bank Ltd. (The)	58,000	715,804
Shima Seiki Manufacturing Ltd.	10,000	477,588
Shimachu Co., Ltd.	63,900	2,030,678
Shinko Electric Industries Co., Ltd.	93,000	832,059
Shinko Plantech Co., Ltd.	130,500	1,317,194
Shinmaywa Industries Ltd.	115,400	1,356,483
Shinsho Corp.	13,000	342,708
Ship Healthcare Holdings, Inc.	58,100	2,192,552
SHO-BOND Holdings Co., Ltd.	1,000	69,607
Shoei Co., Ltd.(a)	38,300	1,353,717
Siix Corp.	32,000	701,738
Sinko Industries Ltd.	21,000	375,958
SMK Corp.	58,000	198,456
Sotetsu Holdings, Inc.	80,900	2,475,972
St. Marc Holdings Co., Ltd.	15,100	372,712
Star Micronics Co., Ltd.	60,800	941,929
Starts Corp., Inc.	45,800	1,116,831
Sumitomo Bakelite Co., Ltd.	408,000	3,933,950
Sumitomo Forestry Co., Ltd.	145,000	2,195,323
Sumitomo Osaka Cement Co., Ltd.	405,000	1,897,666
Sumitomo Riko Co., Ltd.	80,550	825,389
Sumitomo Seika Chemicals Co., Ltd.	12,200	609,091
Suruga Bank Ltd.	190,000	1,699,905
T-Gaia Corp.	90,500	2,312,238
T. RAD Co., Ltd.	16,000	496,908
Tadano Ltd.	56,800	697,917
Taiho Kogyo Co., Ltd.	32,100	370,368
Taikisha Ltd.	19,400	589,365
Taiyo Holdings Co., Ltd.	30,959	1,271,732
Taiyo Yuden Co., Ltd.	59,900	1,673,728
Takaoka Toko Co., Ltd.	29,000	513,682
Takasago Thermal Engineering Co., Ltd.	131,501	2,443,272
Takuma Co., Ltd.	18,000	219,383
Tamron Co., Ltd.	63,100	1,122,259
Tanseisha Co., Ltd.	34,000	431,273
Tatsuta Electric Wire and Cable Co., Ltd.	302,900	1,542,325
TechnoPro Holdings, Inc.	47,300	2,908,076
Tekken Corp.	40,000	1,103,237
Toa Corp.	50,908	560,257
Toagosei Co., Ltd.	116,500	1,346,274
Tobishima Corp.	444,000	777,646
Tocalo Co., Ltd.	195,800	2,048,772
Toda Corp.	167,000	1,453,419
Toei Co., Ltd.	6,700	686,544
Toho Bank Ltd. (The)	163,372	591,452
Toho Holdings Co., Ltd.	45,700	1,115,218
TOKAI Holdings Corp.	213,600	2,067,252
Tokai Rika Co., Ltd.	110,422	2,097,485
Tokai Tokyo Financial Holdings, Inc.	500,500	3,199,151
Tokyo Ohka Kogyo Co., Ltd.	15,300	590,507
Tokyo Rope Manufacturing Co., Ltd.	23,000	366,912
Tokyo Seimitsu Co., Ltd.	41,500	1,373,155
Tokyo Steel Manufacturing Co., Ltd.	71,000	630,741
Tokyu Construction Co., Ltd.	129,200	1,256,249
Toli Corp.	42,900	128,586
TOMONY Holdings, Inc.	194,590	834,472
Tomy Co., Ltd.	93,000	772,446
Topcon Corp.	52,300	897,125
Toppan Forms Co., Ltd.	86,900	879,474

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
Topy Industries Ltd.	30,500	$846,725
Toshiba Plant Systems & Services Corp.	75,900	1,736,384
Towa Bank Ltd. (The)	90,000	923,035
Toyo Ink SC Holdings Co., Ltd.	68,600	1,789,867
Toyo Kanetsu K.K.	9,000	328,263
Toyo Tire & Rubber Co., Ltd.(a)	146,800	2,148,357
Toyobo Co., Ltd.	78,469	1,305,632
TPR Co., Ltd.	46,600	1,085,854
Trusco Nakayama Corp.	44,300	1,106,650
Tsubaki Nakashima Co., Ltd.	42,000	990,042
Tsubakimoto Chain Co.	160,000	1,271,160
Tsumura & Co.	72,201	2,333,585
Tsuzuki Denki Co., Ltd.	11,590	114,158
UKC Holdings Corp.	33,700	686,991
Union Tool Co.	15,100	472,365
Unipres Corp.	63,000	1,234,803
Unizo Holdings Co., Ltd.	97,100	1,810,242
Valor Holdings Co., Ltd.	53,700	1,225,115
Vital KSK Holdings, Inc.	183,500	1,911,786
VT Holdings Co., Ltd.	191,000	1,005,309
Wacoal Holdings Corp.	48,468	1,413,367
Wacom Co., Ltd.	22,000	125,130
World Holdings Co., Ltd.	10,000	304,248
Wowow, Inc.	27,700	879,028
Xebio Holdings Co., Ltd.	64,900	1,034,158
Yahagi Construction Co., Ltd.	30,861	246,855
YAMABIKO Corp.	82,800	993,465
Yamanashi Chuo Bank Ltd. (The)	169,000	642,342
Yamatane Corp.	83,000	1,722,719
Yamazen Corp.	105,400	1,007,706
Yokohama Reito Co., Ltd.	61,000	555,672
Yorozu Corp.	52,000	800,433
Yuasa Trading Co., Ltd.	26,648	850,455
Yumeshin Holdings Co., Ltd.	157,800	1,654,004
Yurtec Corp.	61,000	500,600
Zenrin Co., Ltd.	84,500	2,046,034
Zojirushi Corp.(a)	58,900	719,998

Total Japan		472,357,856

Netherlands - 2.1%
Accell Group	65,647	1,402,625
Arcadis N.V.	109,389	1,974,508
BE Semiconductor Industries N.V.	276,515	7,483,552
Beter Bed Holding N.V.	242,255	1,957,287
BinckBank N.V.	342,800	1,943,147
Brunel International N.V.	12,500	211,619
Corbion N.V.	99,352	3,166,758
Intertrust N.V.(b)	161,506	2,869,981
Kendrion N.V.	18,300	747,816
Koninklijke Volkerwessels N.V.	184,800	4,751,109
PostNL N.V.	1,542,872	5,791,440
SIF Holding N.V.	19,100	374,644
Sligro Food Group N.V.	57,500	3,014,323
TKH Group N.V. CVA	58,041	3,686,459

Total Netherlands		39,375,268

New Zealand - 3.8%
Air New Zealand Ltd.	3,475,415	7,470,868
Chorus Ltd.	1,141,876	3,231,587
Contact Energy Ltd.	1,548,456	6,133,035
EBOS Group Ltd.	251,953	3,061,996
Fonterra Co-operative Group Ltd.	558,665	2,057,648
Freightways Ltd.	303,198	1,605,291
Genesis Energy Ltd.	4,336,089	7,163,227
Heartland Bank Ltd.	1,333,453	1,534,784
Infratil Ltd.	1,400,539	3,205,034
Kathmandu Holdings Ltd.	941,456	1,854,871
Kiwi Property Group Ltd.	2,341,673	2,132,403
Mainfreight Ltd.	114,782	2,160,425
Metro Performance Glass Ltd.	2,135,332	1,344,526
New Zealand Refining Co., Ltd. (The)	1,208,200	1,995,949
Port of Tauranga Ltd.	447,542	1,545,342
Restaurant Brands New Zealand Ltd.	394,842	2,085,156
Scales Corp., Ltd.	387,219	1,216,453
Skellerup Holdings Ltd.	449,275	605,321
SKY Network Television Ltd.	1,937,631	3,410,870
SKYCITY Entertainment Group Ltd.	1,726,567	4,722,647
Tegel Group Holdings Ltd.	2,301,611	1,823,217
Trade Me Group Ltd.	1,044,271	3,294,730
Trustpower Ltd.	712,584	2,725,870
Z Energy Ltd.	866,014	4,438,554

Total New Zealand		70,819,804

Norway - 2.7%
American Shipping Co. ASA*	501,528	1,812,181
Atea ASA*	272,983	3,932,102
Austevoll Seafood ASA	868,855	10,425,748
Borregaard ASA	145,758	1,573,751
Entra ASA(b)	314,830	4,295,384
Evry A/S(b)	481,500	1,742,767
Grieg Seafood ASA	331,137	3,489,972
Norway Royal Salmon ASA	131,978	2,943,856
NRC Group ASA*	49,500	383,834
Ocean Yield ASA	528,320	4,608,799
Selvaag Bolig ASA	281,784	1,445,152
SpareBank 1 Nord Norge	318,622	2,380,752
SpareBank 1 SMN	182,334	1,890,364
SpareBank 1 SR-Bank ASA	500,881	5,309,693
Sparebanken Vest	101,429	578,677
Veidekke ASA	290,862	2,922,752
XXL ASA(b)	190,200	1,540,194

Total Norway		51,275,978

Portugal - 1.5%
Altri, SGPS, S.A.	802,198	8,101,648
Mota-Engil, SGPS, S.A.*	481,166	1,615,134
NOS, SGPS, S.A.	1,675,000	9,179,807
REN - Redes Energeticas Nacionais, SGPS, S.A.	456,955	1,280,443
Semapa-Sociedade de Investimento e Gestao	68,002	1,822,133
Sonae Capital, SGPS, S.A.	1,111,238	1,175,468
Sonae, SGPS, S.A.	3,916,395	4,709,767

Total Portugal		27,884,400

Singapore - 4.2%
Accordia Golf Trust	5,719,565	2,579,782
Asian Pay Television Trust	11,406,617	3,388,104

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
Avarga Ltd.	2,205,271	$355,819
Banyan Tree Holdings Ltd.	737,042	286,492
Best World International Ltd.	802,000	729,358
Boustead Singapore Ltd.	1,405,100	803,798
China Aviation Oil Singapore Corp., Ltd.	766,500	831,991
Chip Eng Seng Corp., Ltd.	1,219,860	751,509
CITIC Envirotech Ltd.	3,132,200	1,263,447
CSE Global Ltd.	869,000	274,052
First Resources Ltd.	1,650,000	1,887,789
Geo Energy Resources Ltd.	5,145,000	811,276
GuocoLand Ltd.	1,591,000	2,368,706
Hi-P International Ltd.	5,379,000	4,694,544
HRnetgroup Ltd.	415,000	270,884
Hutchison Port Holdings Trust	36,405,000	10,193,400
Japfa Ltd.	2,508,100	1,168,055
Keppel Infrastructure Trust	11,740,688	4,477,563
KSH Holdings Ltd.	1,414,925	674,515
Lian Beng Group Ltd.	2,859,500	1,059,074
M1 Ltd.	3,198,000	3,752,695
OUE Ltd.	736,500	842,640
Oxley Holdings Ltd.	5,486,500	1,669,892
QAF Ltd.	1,850,363	1,241,718
Raffles Medical Group Ltd.	2,081,600	1,541,926
RHT Health Trust*	2,884,000	1,639,237
Sheng Siong Group Ltd.	2,909,800	2,262,111
SIA Engineering Co., Ltd.	1,481,000	3,410,590
Singapore Post Ltd.	4,846,100	4,478,244
StarHub Ltd.	7,616,000	9,272,138
Tuan Sing Holdings Ltd.	1,821,559	547,737
UMS Holdings Ltd.	3,204,859	1,950,886
United Engineers Ltd.	1,195,589	2,463,957
Wing Tai Holdings Ltd.	8,000	11,676
Yanlord Land Group Ltd.	3,559,500	4,150,792

Total Singapore		78,106,397

Spain - 2.7%
Almirall S.A.	109,200	1,463,660
Applus Services S.A.	94,600	1,262,446
Atresmedia Corp. de Medios de Comunicacion S.A.	643,100	5,409,887
Bolsas y Mercados Espanoles SHMSF S.A.	215,300	7,108,846
Construcciones y Auxiliar de Ferrocarriles S.A.	19,542	937,749
Distribuidora Internacional de Alimentacion S.A.	2,473,500	7,205,401
Ence Energia y Celulosa S.A.	816,424	7,244,443
Euskaltel S.A.(b)	331,020	3,001,037
Faes Farma S.A.	491,364	2,082,503
Lar Espana Real Estate Socimi S.A.	211,900	2,365,182
Obrascon Huarte Lain S.A.(a)	1,703,007	5,450,058
Papeles y Cartones de Europa S.A.	158,312	3,134,840
Tecnicas Reunidas S.A.(a)	101,129	3,257,640

Total Spain		49,923,692

Sweden - 5.7%
Acando AB	679,094	2,383,585
AddTech AB Class B	67,725	1,500,458
AF AB Class B	113,995	2,609,678
Ahlsell AB(b)	777,500	4,593,212
Ahlstrom-Munksjo Oyj	154,750	2,796,902
Alimak Group AB(b)	53,183	815,639
Arjo AB Class B	122,200	436,429
Atrium Ljungberg AB Class B	240,443	3,886,436
Attendo AB(b)	209,300	1,852,958
Avanza Bank Holding AB(a)	41,031	2,109,799
Betsson AB*	434,678	2,642,275
Bilia AB Class A	393,980	3,080,584
BioGaia AB Class B	13,900	620,730
Bonava AB Class B	230,541	2,708,457
Bravida Holding AB(b)	220,703	1,755,312
Bulten AB	137,074	1,599,656
Capio AB(b)	418,941	2,009,006
Cloetta AB Class B	423,500	1,286,690
Coor Service Management Holding AB(b)	350,908	2,455,493
Duni AB	116,439	1,668,621
Dustin Group AB(b)	222,825	2,010,058
Evolution Gaming Group AB(b)	29,654	1,846,331
Granges AB	95,002	1,245,667
Hemfosa Fastigheter AB	339,116	3,972,653
HIQ International AB*	222,247	1,540,525
Holmen AB Class B	138,500	3,151,316
KNOW IT AB	20,487	394,809
Kungsleden AB	476,124	3,289,120
Loomis AB Class B	92,974	3,236,318
Mekonomen AB	189,917	2,628,183
Modern Times Group MTG AB Class B	133,536	5,594,600
Mycronic AB	237,918	2,664,809
NetEnt AB*	512,702	2,745,185
New Wave Group AB Class B	262,744	1,541,925
Nobia AB	441,633	3,403,822
Nobina AB(b)	244,864	1,877,674
Nolato AB Class B	58,536	4,730,777
NP3 Fastigheter AB	204,756	1,284,016
Platzer Fastigheter Holding AB Class B	159,518	1,043,126
Resurs Holding AB(b)	636,306	4,096,940
Rottneros AB	763,448	1,013,834
Scandi Standard AB	192,472	1,232,802
SkiStar AB	50,200	1,047,096
Thule Group AB(b)	66,799	1,663,628
Wallenstam AB Class B	410,300	3,694,351
Wihlborgs Fastigheter AB	240,122	2,781,829

Total Sweden		106,543,314

Switzerland - 1.6%
Ascom Holding AG Registered Shares	85,261	1,545,594
Cembra Money Bank AG	105,750	8,312,390
EFG International AG*	416,977	3,124,336
GAM Holding AG*	337,666	4,658,869
Implenia AG Registered Shares	33,233	2,530,253
Oriflame Holding AG	90,354	2,916,861
Panalpina Welttransport Holding AG Registered Shares	38,050	5,173,221
Ypsomed Holding AG*	11,850	1,724,483

Total Switzerland		29,986,007

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
United Kingdom - 15.8%
A.G. Barr PLC	99,146	$899,266
AA PLC	49,414	80,994
Aggreko PLC	479,300	4,277,701
Ascential PLC	195,347	1,167,287
Balfour Beatty PLC	385,406	1,443,558
BCA Marketplace PLC	1,310,723	3,807,062
Big Yellow Group PLC	267,867	3,372,067
Bodycote PLC	123,029	1,590,993
Bovis Homes Group PLC	177,944	2,691,131
Brewin Dolphin Holdings PLC	537,303	2,519,698
Britvic PLC	487,089	5,009,589
Card Factory PLC	1,925,968	5,009,238
CareTech Holdings PLC	214,500	1,095,960
Central Asia Metals PLC	504,984	1,680,098
Chesnara PLC	317,318	1,516,560
Civitas Social Housing PLC	1,636,100	2,311,266
Clinigen Group PLC*	83,860	1,017,482
CMC Markets PLC(b)	993,624	2,615,794
Coats Group PLC	1,086,200	1,114,262
Communisis PLC	934,363	658,739
Computacenter PLC	159,332	3,041,779
Concentric AB	55,806	959,419
Connect Group PLC	664,844	270,789
ContourGlobal PLC(b)	320,300	997,988
Costain Group PLC	217,033	1,260,767
Countryside Properties PLC(b)	417,079	1,894,232
Cranswick PLC	70,465	3,140,742
Crest Nicholson Holdings PLC	1,015,255	5,224,844
Dairy Crest Group PLC	114,492	742,186
Dart Group PLC	37,500	384,936
De La Rue PLC	295,467	2,168,903
Devro PLC	493,472	1,295,195
DFS Furniture PLC	338,240	917,684
Diploma PLC	134,291	2,324,374
Dixons Carphone PLC	3,026,500	7,456,048
Domino’s Pizza Group PLC	731,201	3,348,863
Drax Group PLC	626,779	2,712,562
Dunelm Group PLC	6,099	40,664
Elegant Hotels Group PLC	833,304	858,133
Elementis PLC	872,186	2,911,002
EMIS Group PLC	51,473	604,820
Epwin Group PLC	907,262	927,706
Equiniti Group PLC(b)	343,234	1,119,292
Essentra PLC	510,682	3,238,992
esure Group PLC	1,082,903	3,108,175
Eurocell PLC	129,118	450,036
Euromoney Institutional Investor PLC	106,362	1,884,497
FDM Group Holdings PLC	107,205	1,385,652
Ferrexpo PLC	760,296	1,839,429
Fidessa Group PLC	38,988	1,989,467
Galliford Try PLC	373,314	4,305,202
Games Workshop Group PLC	106,176	4,205,368
Gamma Communications PLC	85,780	853,913
Genus PLC	53,196	1,851,317
Go-Ahead Group PLC (The)	125,058	2,621,913
Greene King PLC	778,100	5,913,064
Greggs PLC	91,528	1,202,961
Halfords Group PLC	571,368	2,617,591
Hastings Group Holdings PLC(b)	1,367,145	4,595,464
Headlam Group PLC	309,100	1,991,476
Helical PLC	145,055	649,215
Hill & Smith Holdings PLC	171,594	3,350,631
Hilton Food Group PLC	77,778	1,020,703
Hogg Robinson Group PLC	374,800	591,322
Huntsworth PLC	895,136	1,424,074
Ibstock PLC(b)	534,246	2,110,373
Inmarsat PLC	1,034,300	7,510,443
ITE Group PLC	784,549	828,641
J D Wetherspoon PLC	72,954	1,213,601
James Fisher & Sons PLC	64,999	1,500,046
James Halstead PLC	259,197	1,375,664
John Laing Group PLC(b)	396,601	1,443,077
John Menzies PLC	188,876	1,563,510
Johnson Service Group PLC	553,427	1,006,853
Jupiter Fund Management PLC	1,589,500	9,359,480
Just Group PLC	1,168,764	2,083,133
Kcom Group PLC	1,709,153	2,184,302
Keller Group PLC	111,780	1,496,437
Kier Group PLC	361,036	4,575,916
Lookers PLC	1,265,266	1,810,787
Low & Bonar PLC	902,771	578,064
M&C Saatchi PLC	120,214	563,430
Marshalls PLC	252,956	1,362,578
Marston’s PLC	3,095,790	4,066,782
McBride PLC*	529,052	931,774
McColl’s Retail Group PLC	222,467	613,858
Microgen PLC	20,500	119,087
Millennium & Copthorne Hotels PLC	171,067	1,197,012
MJ Gleeson PLC	102,934	1,079,035
Moneysupermarket.com Group PLC	87,121	362,203
Morgan Advanced Materials PLC	356,275	1,536,236
Morgan Sindall Group PLC	45,484	863,523
N Brown Group PLC	1,166,127	2,606,509
National Express Group PLC	1,002,795	5,316,946
NCC Group PLC	229,850	621,485
Northgate PLC	300,137	1,611,970
Numis Corp. PLC	297,260	1,624,775
OneSavings Bank PLC	298,763	1,619,579
Oxford Instruments PLC	55,622	734,350
Pagegroup PLC	1,115,739	8,300,665
Pan African Resources PLC	5,279,165	494,857
PayPoint PLC	147,478	1,820,519
Photo-Me International PLC	1,658,677	2,233,667
Polar Capital Holdings PLC	150,792	1,437,381
Polypipe Group PLC	276,729	1,406,604
PZ Cussons PLC	861,300	2,563,095
QinetiQ Group PLC	592,484	2,109,667
Rank Group PLC	959,019	2,423,402
Redde PLC	1,012,646	2,353,026
Renewi PLC	2,179,641	2,244,584
Restaurant Group PLC (The)	558,260	2,074,039
RPS Group PLC	456,063	1,538,410
RWS Holdings PLC	398,579	2,257,502
Safestore Holdings PLC	247,124	1,792,829
Saga PLC	3,840,900	6,369,113
Savills PLC	176,188	2,023,727
Senior PLC	262,491	1,052,831
SIG PLC	1,012,408	1,867,275
Smart Metering Systems PLC	16,800	172,562
Spirent Communications PLC	857,427	1,310,877
St. Modwen Properties PLC	203,239	1,128,044
Stagecoach Group PLC	2,455,400	4,590,308
SThree PLC	236,085	1,137,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree International SmallCap Dividend Fund (DLS)

June 30, 2018

Investments	Shares	Value
Stock Spirits Group PLC	453,959	$1,366,494
Synthomer PLC	403,486	2,807,343
TalkTalk Telecom Group PLC	172,376	238,958
TBC Bank Group PLC	82,223	1,895,370
Ted Baker PLC	60,029	1,707,116
Telecom Plus PLC	126,651	1,882,796
Thomas Cook Group PLC	440,113	625,801
Topps Tiles PLC	100,406	84,972
TT electronics PLC	233,920	748,920
Tyman PLC	389,325	1,693,652
U & I Group PLC	301,569	917,728
Ultra Electronics Holdings PLC	103,390	2,252,262
Vedanta Resources PLC	730,973	6,242,056
Vertu Motors PLC	1,326,622	868,731
Vesuvius PLC	578,129	4,564,385
Virgin Money Holdings UK PLC	294,609	1,427,086
Volution Group PLC	175,715	455,856
WH Smith PLC	151,988	4,011,238
Wincanton PLC	32,868	112,824
XPS Pensions Group PLC*	36,953	89,768

Total United Kingdom		295,739,607

TOTAL COMMON STOCKS (Cost: $1,602,084,544)		1,861,993,770

RIGHTS - 0.0%

Australia - 0.0%
oOh!media Ltd., expiring 7/11/18*	104,339	26,982

United Kingdom - 0.0%
ITE Group PLC, expiring 7/10/18*	1,372,961	433,224

TOTAL RIGHTS (Cost: $659,029)		460,206

EXCHANGE-TRADED FUNDS - 0.0%

United States - 0.0%
WisdomTree Europe SmallCap Dividend Fund(c)	307	20,035
WisdomTree Japan SmallCap Dividend Fund(c)	214	16,476

TOTAL EXCHANGE-TRADED FUNDS (Cost: $29,233)		36,511

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(d) (Cost: $9,666,810)(e)	9,666,810	9,666,810

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $1,612,439,616)		1,872,157,297
Other Assets less Liabilities - (0.1)%		(2,590,230)

NET ASSETS - 100.0%		$1,869,567,067

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Affiliated company (See Note 4).
(d)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(e)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $16,023,475 and the total market value of the collateral held by the Fund was $16,997,051. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,330,241.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/2/2018	10,500	GBP	11,875	EUR	$—	$(3)
Credit Suisse International	7/2/2018	525,000	SEK	79,366	AUD	46	—
Goldman Sachs	7/2/2018	1,250,000	SEK	138,359	USD	1,368	—
Royal Bank of Canada	7/3/2018	277,576	SGD	1,300,000	DKK	—	(138)
Societe Generale	7/3/2018	300,000	SGD	297,826	AUD	—	(26)

						$1,414	$(167)

CURRENCY LEGEND

AUD	Australian dollar

DKK	Danish krone

EUR	Euro

GBP	British pound

SEK	Swedish krona

SGD	Singapore dollar

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%

Air Freight & Logistics - 0.0%
AIT Corp.	65,900	$699,665
Kintetsu World Express, Inc.	111,200	2,295,982

Total Air Freight & Logistics		2,995,647

Airlines - 0.5%
Japan Airlines Co., Ltd.	825,000	29,256,534

Auto Components - 6.4%
Ahresty Corp.	157,600	1,404,335
Aisan Industry Co., Ltd.	111,100	936,825
Aisin Seiki Co., Ltd.	706,008	32,188,330
Bridgestone Corp.	2,464,885	96,423,480
Daido Metal Co., Ltd.	180,500	1,839,792
Daikyonishikawa Corp.	111,200	1,629,374
Denso Corp.	1,662,879	81,248,600
Eagle Industry Co., Ltd.	193,300	3,109,833
Exedy Corp.	111,100	3,440,374
FCC Co., Ltd.	111,100	3,134,451
Futaba Industrial Co., Ltd.	204,300	1,283,734
G-Tekt Corp.	55,100	933,215
H-One Co., Ltd.	75,400	828,437
Kasai Kogyo Co., Ltd.	125,300	1,549,777
Keihin Corp.	65,800	1,334,831
Koito Manufacturing Co., Ltd.	132,601	8,763,051
KYB Corp.	92,700	4,218,011
Mitsuba Corp.	138,100	1,107,144
Musashi Seimitsu Industry Co., Ltd.	78,500	2,597,413
NGK Spark Plug Co., Ltd.	299,064	8,531,957
NHK Spring Co., Ltd.	516,400	4,867,256
Nichirin Co., Ltd.	60,700	1,253,840
Nifco, Inc.	182,990	5,666,553
Nippon Piston Ring Co., Ltd.	29,400	602,519
Nissin Kogyo Co., Ltd.	226,300	4,002,363
NOK Corp.	403,000	7,800,587
Pacific Industrial Co., Ltd.	211,000	3,101,232
Piolax, Inc.	75,800	1,825,797
Press Kogyo Co., Ltd.	140,500	824,493
Riken Corp.	33,900	1,775,110
Sanoh Industrial Co., Ltd.	119,400	761,038
Shoei Co., Ltd.	31,700	1,120,440
Showa Corp.	68,400	1,123,893
Stanley Electric Co., Ltd.	180,307	6,153,211
Sumitomo Electric Industries Ltd.	2,035,883	30,327,332
Sumitomo Riko Co., Ltd.	209,700	2,148,779
Sumitomo Rubber Industries Ltd.	624,491	9,922,847
T. RAD Co., Ltd.	20,500	636,663
Tachi-S Co., Ltd.	95,000	1,590,123
Taiho Kogyo Co., Ltd.	191,600	2,210,669
Tokai Rika Co., Ltd.	288,714	5,484,172
Topre Corp.	111,100	2,797,435
Toyo Tire & Rubber Co., Ltd.(a)	255,100	3,733,283
Toyoda Gosei Co., Ltd.	220,800	5,599,487
Toyota Boshoku Corp.	342,036	6,296,316
TPR Co., Ltd.	64,294	1,498,152
TS Tech Co., Ltd.	139,932	5,842,870
Unipres Corp.	81,700	1,601,324
Yokohama Rubber Co., Ltd. (The)	425,900	8,855,213
Yorozu Corp.	111,000	1,708,617

Total Auto Components		387,634,578

Automobiles - 13.3%
Honda Motor Co., Ltd.	4,452,647	130,767,487
Isuzu Motors Ltd.	1,636,200	21,736,725
Mazda Motor Corp.	1,563,215	19,193,539
Mitsubishi Motors Corp.	2,689,101	21,437,062
Nissan Motor Co., Ltd.	18,931,804	184,250,302
Subaru Corp.	2,777,067	80,856,237
Suzuki Motor Corp.	515,836	28,491,713
Toyota Motor Corp.	4,610,870	298,469,173
Yamaha Motor Co., Ltd.(a)	925,700	23,283,530

Total Automobiles		808,485,768

Banks - 8.8%
Mitsubishi UFJ Financial Group, Inc.	37,098,922	211,376,605
Mizuho Financial Group, Inc.	85,356,944	143,719,316
Sumitomo Mitsui Financial Group, Inc.	4,690,000	182,324,200

Total Banks		537,420,121

Beverages - 1.3%
Asahi Group Holdings Ltd.	561,900	28,773,501
Kirin Holdings Co., Ltd.	1,257,445	33,637,065
Suntory Beverage & Food Ltd.	368,300	15,727,522
Takara Holdings, Inc.	133,300	1,761,849

Total Beverages		79,899,937

Building Products - 1.6%
Aica Kogyo Co., Ltd.	111,100	3,901,765
Asahi Glass Co., Ltd.(a)	479,447	18,677,505
Central Glass Co., Ltd.	82,700	1,735,158
Daikin Industries Ltd.	305,649	36,617,724
LIXIL Group Corp.	751,700	15,038,751
Nitto Boseki Co., Ltd.	85,200	2,036,831
Noritz Corp.	47,200	769,160
Okabe Co., Ltd.	178,900	1,556,986
Sanwa Holdings Corp.	464,631	4,924,631
TOTO Ltd.	223,700	10,380,698

Total Building Products		95,639,209

Capital Markets - 1.3%
GCA Corp.(a)	183,300	1,413,246
Monex Group, Inc.(a)	432,396	2,498,383
Nomura Holdings, Inc.	12,563,045	61,043,026
SBI Holdings, Inc.	553,100	14,251,320

Total Capital Markets		79,205,975

Chemicals - 6.9%
ADEKA Corp.	136,600	2,191,470
Arakawa Chemical Industries Ltd.	61,700	990,966
Asahi Kasei Corp.	3,003,122	38,174,475
Chugoku Marine Paints Ltd.	109,500	1,091,392
Daicel Corp.	713,142	7,893,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2018

Investments	Shares	Value
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	50,600	$1,576,039
Denka Co., Ltd.	189,415	6,318,679
DIC Corp.(a)	248,353	7,757,878
Fujimi, Inc.	78,700	1,744,310
Fujimori Kogyo Co., Ltd.	36,300	1,196,181
Hitachi Chemical Co., Ltd.	398,915	8,049,249
JCU Corp.	56,900	1,323,805
JSP Corp.	51,000	1,540,153
JSR Corp.	400,700	6,822,735
Kaneka Corp.	644,000	5,773,412
Kansai Paint Co., Ltd.	243,000	5,050,205
KH Neochem Co., Ltd.	52,200	1,581,104
Kumiai Chemical Industry Co., Ltd.	111,100	871,628
Kuraray Co., Ltd.	677,337	9,331,614
Kureha Corp.	75,900	5,427,057
Lintec Corp.	110,947	3,220,283
Mitsubishi Chemical Holdings Corp.	4,765,563	39,900,538
Mitsubishi Gas Chemical Co., Inc.	454,582	10,301,095
Mitsui Chemicals, Inc.	534,915	14,246,371
Moriroku Holdings Co., Ltd.	76,600	2,072,588
Nihon Nohyaku Co., Ltd.	229,400	1,474,589
Nihon Parkerizing Co., Ltd.	166,700	2,401,961
Nippon Fine Chemical Co., Ltd.	70,800	814,329
Nippon Kayaku Co., Ltd.	269,700	3,016,822
Nippon Paint Holdings Co., Ltd.	270,500	11,648,851
Nippon Shokubai Co., Ltd.	71,200	5,148,847
Nippon Soda Co., Ltd.	500,000	2,767,120
Nissan Chemical Industries Ltd.	151,053	7,050,458
Nitto Denko Corp.	274,574	20,780,516
NOF Corp.	111,200	3,594,060
Okamoto Industries, Inc.	213,000	2,432,582
Osaka Soda Co., Ltd.	74,800	2,130,583
Riken Technos Corp.	256,700	1,283,906
Sakata INX Corp.	175,300	2,290,065
Sanyo Chemical Industries Ltd.	87,100	3,774,477
Shikoku Chemicals Corp.	60,200	840,784
Shin-Etsu Chemical Co., Ltd.	506,679	45,162,658
Showa Denko K.K.	139,131	6,179,971
Sumitomo Bakelite Co., Ltd.	423,000	4,078,581
Sumitomo Chemical Co., Ltd.	5,379,485	30,499,856
Sumitomo Seika Chemicals Co., Ltd.	16,800	838,749
T Hasegawa Co., Ltd.	55,300	1,206,201
Taiyo Holdings Co., Ltd.	101,726	4,178,696
Taiyo Nippon Sanso Corp.	582,753	8,354,731
Takasago International Corp.	26,200	838,523
Tayca Corp.	59,600	1,207,981
Teijin Ltd.	382,100	7,009,680
Tokai Carbon Co., Ltd.(a)	149,900	2,694,451
Tokuyama Corp.	31,800	1,020,620
Tokyo Ohka Kogyo Co., Ltd.	31,000	1,196,452
Toray Industries, Inc.	2,826,518	22,302,864
Tosoh Corp.	954,007	14,788,336
Toyo Ink SC Holdings Co., Ltd.	222,200	5,797,481
Toyobo Co., Ltd.	78,051	1,298,677
Ube Industries Ltd.	213,600	5,551,884
Zeon Corp.	213,200	2,521,482

Total Chemicals		422,624,448

Commercial Services & Supplies - 0.1%
Inui Global Logistics Co., Ltd.	89,000	911,172
Mitsubishi Pencil Co., Ltd.	74,000	1,536,587
Pilot Corp.	26,800	1,492,854
Sato Holdings Corp.	43,900	1,313,849

Total Commercial Services & Supplies		5,254,462

Construction & Engineering - 0.9%
JGC Corp.	269,600	5,435,081
Kajima Corp.	2,714,000	21,022,995
Obayashi Corp.	1,767,700	18,400,741
Penta-Ocean Construction Co., Ltd.	369,300	2,473,891
Taikisha Ltd.	90,900	2,761,509
Toshiba Plant Systems & Services Corp.	111,200	2,543,952

Total Construction & Engineering		52,638,169

Construction Materials - 0.1%
Krosaki Harima Corp.	21,400	1,221,036
Taiheiyo Cement Corp.	157,200	5,173,060

Total Construction Materials		6,394,096

Consumer Finance - 0.0%
J Trust Co., Ltd.(a)	94,500	780,639

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	84,882	3,011,658

Electrical Equipment - 2.1%
Chiyoda Integre Co., Ltd.	27,127	594,876
Daihen Corp.	370,000	2,228,050
Denyo Co., Ltd.	42,100	652,984
Fuji Electric Co., Ltd.	1,099,869	8,380,711
Fujikura Ltd.	568,177	3,616,348
Furukawa Electric Co., Ltd.	105,581	3,693,643
GS Yuasa Corp.	810,920	3,697,148
Idec Corp.	33,300	780,152
Mabuchi Motor Co., Ltd.	138,900	6,608,613
Mitsubishi Electric Corp.	5,229,814	69,619,110
Nidec Corp.	162,858	24,443,771
Nippon Carbon Co., Ltd.(a)	30,600	1,715,578
Nissin Electric Co., Ltd.	95,800	883,057
Sanyo Denki Co., Ltd.	29,100	2,072,848
Tatsuta Electric Wire and Cable Co., Ltd.	182,700	930,283

Total Electrical Equipment		129,917,172

Electronic Equipment, Instruments & Components - 4.6%
Ai Holdings Corp.	103,100	2,235,780
Alps Electric Co., Ltd.	253,400	6,510,869
Amano Corp.	120,233	2,841,782
Anritsu Corp.	177,200	2,433,270
Canon Electronics, Inc.	126,600	2,551,087
Citizen Watch Co., Ltd.	951,085	6,250,981
Dexerials Corp.(a)	240,800	2,404,413
ESPEC Corp.	55,100	1,082,450
Excel Co., Ltd.	37,606	921,434
Hakuto Co., Ltd.	86,419	1,287,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2018

Investments	Shares	Value
Hamamatsu Photonics K.K.	125,700	$5,401,815
Hirose Electric Co., Ltd.	115,760	14,349,161
Hitachi High-Technologies Corp.	205,319	8,378,476
Hitachi Ltd.	8,022,028	56,606,483
Horiba Ltd.	73,100	5,114,657
Ibiden Co., Ltd.	323,401	5,182,474
Iriso Electronics Co., Ltd.	25,800	1,558,272
Japan Aviation Electronics Industry Ltd.	127,000	2,000,767
Kaga Electronics Co., Ltd.	62,800	1,491,688
Keyence Corp.	26,020	14,696,079
Koa Corp.	37,300	936,499
Kyosan Electric Manufacturing Co., Ltd.	99,900	618,710
Macnica Fuji Electronics Holdings, Inc.	90,600	1,522,201
Marubun Corp.	122,200	916,790
Murata Manufacturing Co., Ltd.	304,756	51,230,594
Nippon Electric Glass Co., Ltd.	248,260	6,903,271
Oki Electric Industry Co., Ltd.	86,330	966,453
Omron Corp.	250,500	11,692,186
Optex Group Co., Ltd.	48,000	1,343,385
Osaki Electric Co., Ltd.	109,000	837,440
Riken Keiki Co., Ltd.	38,300	865,826
Ryoden Corp.	50,400	822,216
Ryosan Co., Ltd.	83,345	3,054,942
Sanshin Electronics Co., Ltd.	111,154	1,931,761
Satori Electric Co., Ltd.	111,200	1,023,002
Shimadzu Corp.	283,000	8,559,112
Siix Corp.(a)	111,100	2,436,346
Sumida Corp.(a)	111,000	1,250,648
Taiyo Yuden Co., Ltd.	105,900	2,959,062
TDK Corp.	166,368	17,002,535
Topcon Corp.	75,800	1,300,230
UKC Holdings Corp.	117,400	2,393,258
Vitec Holdings Co., Ltd.	74,900	1,510,645
Yaskawa Electric Corp.	222,300	7,857,216
Yokogawa Electric Corp.	334,338	5,952,372

Total Electronic Equipment, Instruments & Components		279,185,970

Energy Equipment & Services - 0.1%
Modec, Inc.	111,000	3,076,513

Food & Staples Retailing - 1.1%
Ministop Co., Ltd.	111,100	2,241,760
Nishimoto Co., Ltd.	17,400	904,835
Seven & I Holdings Co., Ltd.	1,415,324	61,729,158

Total Food & Staples Retailing		64,875,753

Food Products - 0.8%
Ajinomoto Co., Inc.	775,113	14,667,421
Ariake Japan Co., Ltd.	12,300	1,059,378
Fuji Oil Holdings, Inc.	111,200	3,995,630
Kagome Co., Ltd.	21,500	714,305
Kikkoman Corp.	191,100	9,644,283
Nippon Suisan Kaisha Ltd.	188,600	929,676
Nisshin Oillio Group Ltd. (The)	87,981	2,645,030
Nissin Foods Holdings Co., Ltd.	102,900	7,441,241
Sakata Seed Corp.	60,439	2,286,276
Toyo Suisan Kaisha Ltd.	81,300	2,895,576
Yakult Honsha Co., Ltd.	82,387	5,504,120

Total Food Products		51,782,936

Health Care Equipment & Supplies - 1.2%
Asahi Intecc Co., Ltd.	64,900	2,455,026
Hoya Corp.	441,157	25,087,780
Jeol Ltd.	155,000	1,596,669
Nakanishi, Inc.	117,100	2,658,841
Nihon Kohden Corp.	74,900	2,086,097
Nikkiso Co., Ltd.	111,100	1,127,399
Nipro Corp.	277,400	3,205,633
Olympus Corp.	197,600	7,403,422
Sysmex Corp.	125,260	11,693,120
Terumo Corp.	291,156	16,691,559

Total Health Care Equipment & Supplies		74,005,546

Health Care Providers & Services - 0.1%
Miraca Holdings, Inc.	172,600	5,142,238

Health Care Technology - 0.1%
M3, Inc.	84,100	3,352,156

Hotels, Restaurants & Leisure - 0.0%
Saizeriya Co., Ltd.	32,900	752,959

Household Durables - 2.4%
Casio Computer Co., Ltd.	643,957	10,476,328
Foster Electric Co., Ltd.	70,696	1,015,459
Fujitsu General Ltd.	111,200	1,740,810
Nikon Corp.	753,900	11,999,510
Panasonic Corp.	4,378,870	59,042,499
Rinnai Corp.	60,800	5,362,849
Sekisui Chemical Co., Ltd.	880,200	15,003,093
Sharp Corp.(a)	184,400	4,494,922
Sony Corp.	585,800	29,955,051
Sumitomo Forestry Co., Ltd.	433,000	6,555,690
Tamron Co., Ltd.	82,600	1,469,074
Toa Corp.	83,992	924,356
Zojirushi Corp.(a)	59,700	729,777

Total Household Durables		148,769,418

Household Products - 0.3%
Lion Corp.	215,400	3,947,655
Pigeon Corp.	103,200	5,021,875
Unicharm Corp.	311,100	9,361,227

Total Household Products		18,330,757

Independent Power & Renewable Electricity Producers - 0.2%
Electric Power Development Co., Ltd.	451,500	11,657,924

Industrial Conglomerates - 0.1%
Nisshinbo Holdings, Inc.	420,724	4,520,034

Insurance - 2.3%
Dai-ichi Life Holdings, Inc.	2,712,700	48,393,402
Tokio Marine Holdings, Inc.	1,967,200	92,228,318

Total Insurance		140,621,720

Internet & Catalog Retail - 0.1%
Rakuten, Inc.	1,133,100	7,666,186

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2018

Investments	Shares	Value
IT Services - 0.6%
Fujitsu Ltd.	3,088,328	$18,730,996
NTT Data Corp.	1,512,700	17,426,129

Total IT Services		36,157,125

Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	524,000	21,619,465
Mizuno Corp.	57,700	2,156,620
Shimano, Inc.	79,800	11,714,422
Yamaha Corp.	204,907	10,655,571

Total Leisure Products		46,146,078

Machinery - 7.8%
Aida Engineering Ltd.	119,500	1,161,933
Amada Holdings Co., Ltd.	837,293	8,050,531
Anest Iwata Corp.	111,200	1,199,693
Asahi Diamond Industrial Co., Ltd.	111,100	785,368
Bando Chemical Industries Ltd.	90,900	1,003,663
CKD Corp.	55,800	917,868
Daifuku Co., Ltd.	121,900	5,343,064
DMG Mori Co., Ltd.(a)	282,900	3,925,584
Ebara Corp.	83,931	2,610,412
FANUC Corp.	442,989	88,005,895
Fujitec Co., Ltd.	111,200	1,370,361
Furukawa Co., Ltd.	111,200	1,649,452
Glory Ltd.	135,200	3,783,867
Harmonic Drive Systems, Inc.(a)	29,200	1,236,383
Hino Motors Ltd.	899,110	9,602,737
Hitachi Construction Machinery Co., Ltd.	394,500	12,821,740
Hitachi Zosen Corp.	438,500	2,066,510
Hokuetsu Industries Co., Ltd.	108,900	1,059,849
Hoshizaki Corp.	57,169	5,785,803
IHI Corp.	194,000	6,760,619
Iseki & Co., Ltd.	52,621	939,211
Japan Steel Works Ltd. (The)	117,900	2,975,042
JTEKT Corp.	715,278	9,738,087
Juki Corp.	111,100	1,119,375
Kawasaki Heavy Industries Ltd.	203,351	5,994,141
Kito Corp.	89,200	1,716,112
Kitz Corp.	263,700	2,164,071
Komatsu Ltd.	2,144,606	61,338,074
Kubota Corp.	2,050,102	32,260,441
Kurita Water Industries Ltd.	150,400	4,290,742
Makino Milling Machine Co., Ltd.	211,000	1,642,053
Makita Corp.	298,338	13,372,890
Max Co., Ltd.	110,500	1,398,646
Meidensha Corp.	586,000	2,116,192
MINEBEA MITSUMI, Inc.	537,701	9,097,203
MISUMI Group, Inc.	162,900	4,750,300
Mitsubishi Heavy Industries Ltd.	699,419	25,453,510
Mitsuboshi Belting Ltd.	147,000	1,847,371
Miura Co., Ltd.	55,600	1,351,788
Nabtesco Corp.	210,700	6,486,589
Nachi-Fujikoshi Corp.	49,400	2,209,877
NGK Insulators Ltd.	608,375	10,836,671
Nissei ASB Machine Co., Ltd.(a)	31,500	1,640,906
Nitta Corp.	109,300	4,292,466
Nitto Kohki Co., Ltd.	58,200	1,362,983
NSK Ltd.	1,756,766	18,128,322
NTN Corp.	1,797,500	7,367,535
Obara Group, Inc.	67,000	3,822,868
Oiles Corp.	111,200	2,118,286
OKUMA Corp.	73,500	3,888,503
Organo Corp.	27,035	772,498
OSG Corp.	182,024	3,751,734
Ryobi Ltd.	92,700	3,050,526
Shibuya Corp.	25,100	769,327
Shima Seiki Manufacturing Ltd.	44,400	2,120,489
Shinmaywa Industries Ltd.	111,100	1,305,938
SMC Corp.	63,651	23,347,990
Sodick Co., Ltd.	132,400	1,208,472
Star Micronics Co., Ltd.	73,900	1,144,878
Sumitomo Heavy Industries Ltd.	231,137	7,804,382
Tadano Ltd.	233,000	2,862,935
Takeuchi Manufacturing Co., Ltd.	63,500	1,336,902
THK Co., Ltd.	155,679	4,462,428
Toshiba Machine Co., Ltd.	435,000	2,077,506
Tsubaki Nakashima Co., Ltd.(a)	88,400	2,083,803
Tsubakimoto Chain Co.	638,000	5,068,749
Tsugami Corp.	97,000	860,841
Union Tool Co.	35,700	1,116,783
YAMABIKO Corp.	75,600	907,077
Yushin Precision Equipment Co., Ltd.(a)	86,700	1,006,601

Total Machinery		471,921,446

Marine - 0.1%
Iino Kaiun Kaisha Ltd.	589,600	2,677,460
Nippon Yusen K.K.	203,300	4,036,083
NS United Kaiun Kaisha Ltd.	119,700	2,326,674

Total Marine		9,040,217

Media - 0.4%
Dentsu, Inc.	444,700	21,077,732
Toei Animation Co., Ltd.	34,000	1,187,921

Total Media		22,265,653

Metals & Mining - 2.8%
Aichi Steel Corp.	33,000	1,270,663
Daido Steel Co., Ltd.	98,600	4,557,685
Daiki Aluminium Industry Co., Ltd.	181,600	1,126,341
Dowa Holdings Co., Ltd.	152,200	4,692,484
Hitachi Metals Ltd.	885,518	9,193,750
JFE Holdings, Inc.	1,967,662	37,233,960
Kobe Steel Ltd.	903,100	8,267,444
Kyoei Steel Ltd.(a)	79,800	1,510,051
Maruichi Steel Tube Ltd.	123,500	4,186,724
Mitsubishi Materials Corp.	319,700	8,788,755
Mitsui Mining & Smelting Co., Ltd.	88,400	3,762,976
Nippon Light Metal Holdings Co., Ltd.	2,374,300	5,337,432
Nippon Steel & Sumitomo Metal Corp.	2,698,700	53,004,305
Nisshin Steel Co., Ltd.	171,900	2,372,908
Sanyo Special Steel Co., Ltd.	70,700	1,688,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2018

Investments	Shares	Value
Sumitomo Metal Mining Co., Ltd.	569,600	$21,793,570
Topy Industries Ltd.	53,300	1,479,687
UACJ Corp.	65,700	1,416,437

Total Metals & Mining		171,683,444

Multiline Retail - 0.2%
Ryohin Keikaku Co., Ltd.	28,700	10,105,178

Oil, Gas & Consumable Fuels - 0.2%
Idemitsu Kosan Co., Ltd.	412,500	14,710,197

Paper & Forest Products - 0.2%
Hokuetsu Kishu Paper Co., Ltd.	293,900	1,512,418
Oji Holdings Corp.	1,357,000	8,416,549

Total Paper & Forest Products		9,928,967

Personal Products - 1.1%
Kao Corp.	579,280	44,191,902
Kose Corp.	34,800	7,499,445
Mandom Corp.	84,400	2,628,809
Shiseido Co., Ltd.	130,322	10,351,401

Total Personal Products		64,671,557

Pharmaceuticals - 7.4%
Astellas Pharma, Inc.	3,821,804	58,276,775
Chugai Pharmaceutical Co., Ltd.	569,400	29,866,961
Daiichi Sankyo Co., Ltd.	1,159,221	44,342,702
Eisai Co., Ltd.	497,977	35,085,203
Hisamitsu Pharmaceutical Co., Inc.	94,600	7,985,465
Kyowa Hakko Kirin Co., Ltd.	590,670	11,907,788
Mitsubishi Tanabe Pharma Corp.	1,723,100	29,774,869
Ono Pharmaceutical Co., Ltd.	838,400	19,657,155
Otsuka Holdings Co., Ltd.	934,300	45,245,206
Rohto Pharmaceutical Co., Ltd.	57,400	1,842,252
Santen Pharmaceutical Co., Ltd.	510,600	8,901,445
Shionogi & Co., Ltd.	414,777	21,310,846
Sumitomo Dainippon Pharma Co., Ltd.	456,800	9,670,889
Takeda Pharmaceutical Co., Ltd.	2,940,563	124,190,437
ZERIA Pharmaceutical Co., Ltd.	127,500	2,759,152

Total Pharmaceuticals		450,817,145

Professional Services - 0.6%
Outsourcing, Inc.	70,900	1,316,033
Recruit Holdings Co., Ltd.	1,189,600	32,928,394
Weathernews, Inc.	16,027	486,895

Total Professional Services		34,731,322

Road & Rail - 0.2%
Hitachi Transport System Ltd.	111,200	2,849,145
Nippon Express Co., Ltd.	133,800	9,712,021

Total Road & Rail		12,561,166

Semiconductors & Semiconductor Equipment - 1.9%
Advantest Corp.	173,000	3,604,785
Disco Corp.	67,300	11,489,577
Lasertec Corp.	65,500	1,844,987
MegaChips Corp.(a)	35,800	955,399
NuFlare Technology, Inc.	18,200	1,118,964
Optorun Co., Ltd.	31,700	1,219,176
SCREEN Holdings Co., Ltd.	53,960	3,799,828
Shinko Electric Industries Co., Ltd.	218,300	1,953,102
SUMCO Corp.(a)	336,200	6,789,865
Tokyo Electron Ltd.	454,653	78,070,691
Tokyo Seimitsu Co., Ltd.	95,100	3,146,675
Ulvac, Inc.(a)	33,100	1,267,043

Total Semiconductors & Semiconductor Equipment		115,260,092

Software - 1.7%
Capcom Co., Ltd.	169,000	4,165,305
GungHo Online Entertainment, Inc.(a)	972,600	2,476,172
Koei Tecmo Holdings Co., Ltd.	187,000	3,677,028
Konami Holdings Corp.	140,200	7,138,789
Nintendo Co., Ltd.	197,900	64,677,290
Square Enix Holdings Co., Ltd.	120,900	5,937,760
Trend Micro, Inc.	283,708	16,187,736

Total Software		104,260,080

Specialty Retail - 0.8%
ABC-Mart, Inc.	124,400	6,805,976
Fast Retailing Co., Ltd.	75,400	34,655,478
Sanrio Co., Ltd.	159,200	3,084,397
VT Holdings Co., Ltd.(a)	334,600	1,761,132

Total Specialty Retail		46,306,983

Technology Hardware, Storage & Peripherals - 4.4%
Brother Industries Ltd.	552,543	10,914,676
Canon, Inc.(a)	5,104,097	167,317,981
FUJIFILM Holdings Corp.	797,195	31,134,976
Konica Minolta, Inc.	1,171,238	10,880,729
Maxell Holdings Ltd.	73,700	1,241,585
MCJ Co., Ltd.	148,600	1,136,317
NEC Corp.	437,600	12,010,148
Ricoh Co., Ltd.	879,178	8,064,324
Riso Kagaku Corp.	140,400	2,967,331
Roland DG Corp.	61,100	1,344,294
Seiko Epson Corp.	1,141,100	19,841,634
Toshiba TEC Corp.	294,000	1,791,631
Wacom Co., Ltd.	167,200	950,986

Total Technology Hardware, Storage & Peripherals		269,596,612

Textiles, Apparel & Luxury Goods - 0.3%
Asics Corp.	293,892	4,969,618
Descente Ltd.	68,481	1,213,016
Gunze Ltd.	24,100	1,544,802
Kurabo Industries Ltd.	319,472	1,009,482
Onward Holdings Co., Ltd.	253,600	1,946,102
Seiko Holdings Corp.	84,700	1,823,002
Seiren Co., Ltd.	111,110	1,731,376

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2018

Investments	Shares	Value
Wacoal Holdings Corp.	116,400	$3,394,321

Total Textiles, Apparel & Luxury Goods		17,631,719

Tobacco - 3.7%
Japan Tobacco, Inc.(a)	8,096,131	226,222,412

Trading Companies & Distributors - 6.6%
Alconix Corp.(a)	73,900	1,064,816
Daiichi Jitsugyo Co., Ltd.	30,000	880,242
Hanwa Co., Ltd.	123,700	4,718,390
Inabata & Co., Ltd.	150,786	2,093,702
ITOCHU Corp.	5,009,094	90,784,600
Japan Pulp & Paper Co., Ltd.	25,800	1,173,945
Marubeni Corp.	5,561,878	42,435,274
Mitsubishi Corp.	5,124,900	142,413,598
Nagase & Co., Ltd.	298,100	4,661,303
Nippon Steel & Sumikin Bussan Corp.	111,100	5,516,634
Sanyo Trading Co., Ltd.	33,100	635,314
Shinsho Corp.	32,500	856,769
Sojitz Corp.	3,343,421	12,134,296
Sumitomo Corp.	3,849,177	63,246,532
Toyota Tsusho Corp.	794,510	26,611,584

Total Trading Companies & Distributors		399,226,999

Transportation Infrastructure - 0.0%
Nissin Corp.	63,500	1,473,345

Wireless Telecommunication Services - 0.6%
SoftBank Group Corp.	540,600	38,913,048

TOTAL COMMON STOCKS (Cost: $5,724,339,467)		6,028,529,308

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.0%

United States - 2.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b)
(Cost: $118,250,266)(c)	118,250,266	118,250,266

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $5,842,589,733)		6,146,779,574
Other Assets less Liabilities - (1.1)%		(64,420,862)

NET ASSETS - 100.0%		$6,082,358,712

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $260,755,341 and the total market value of the collateral held by the Fund was $275,624,706. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $157,374,440.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
BNP Paribas SA	7/5/2018	33,485,969,716	JPY	302,574,950	USD	$—	$(220,124)
BNP Paribas SA	7/5/2018	317,151,679	USD	34,374,326,152	JPY	6,775,618	—
BNP Paribas SA	8/3/2018	302,574,950	USD	33,421,521,252	JPY	220,353	—
Bank of America N.A.	7/5/2018	40,248,519,849	JPY	363,089,940	USD	325,971	—
Bank of America N.A.	7/5/2018	380,582,015	USD	41,205,919,229	JPY	8,521,459	—
Bank of America N.A.	8/3/2018	363,089,940	USD	40,171,907,871	JPY	—	(333,404)
Bank of Montreal	7/5/2018	33,485,969,716	JPY	302,574,950	USD	—	(220,124)
Bank of Montreal	7/5/2018	317,151,679	USD	34,329,068,607	JPY	7,184,262	—
Bank of Montreal	8/3/2018	302,574,950	USD	33,422,126,402	JPY	214,878	—
Barclays Bank PLC	7/5/2018	46,914,245,997	JPY	423,604,930	USD	—	(2,186)
Barclays Bank PLC	7/5/2018	444,012,351	USD	48,154,027,490	JPY	9,215,249	—
Barclays Bank PLC	8/3/2018	423,604,930	USD	46,823,806,344	JPY	3,832	—
Canadian Imperial Bank of Commerce	7/5/2018	33,479,918,217	JPY	302,574,950	USD	—	(274,765)
Canadian Imperial Bank of Commerce	7/5/2018	317,151,679	USD	34,325,643,369	JPY	7,215,189	—
Canadian Imperial Bank of Commerce	8/3/2018	302,574,950	USD	33,416,226,190	JPY	268,256	—
Citibank N.A.	7/5/2018	40,175,901,861	JPY	363,089,940	USD	—	(329,718)
Citibank N.A.	7/5/2018	317,151,692	USD	34,322,631,835	JPY	7,242,394	—
Citibank N.A.	8/3/2018	363,089,940	USD	40,099,289,883	JPY	323,550	—
Commonwealth Bank of Australia	7/5/2018	20,093,397,279	JPY	181,544,970	USD	—	(115,682)
Commonwealth Bank of Australia	7/5/2018	190,291,007	USD	20,599,382,089	JPY	4,293,031	—
Commonwealth Bank of Australia	8/3/2018	181,544,970	USD	20,055,091,290	JPY	112,503	—
Credit Suisse International	7/5/2018	40,190,425,458	JPY	363,089,940	USD	—	(198,580)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Equity Fund (DXJ)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Credit Suisse International	7/5/2018	317,151,679	USD	34,384,950,733	JPY	$6,679,685	$—
Credit Suisse International	8/3/2018	363,089,940	USD	40,114,103,953	JPY	189,531	—
Goldman Sachs	7/5/2018	609,094,774	JPY	5,542,188	USD	—	(42,489)
Goldman Sachs	7/5/2018	40,185,088,036	JPY	363,089,940	USD	—	(246,773)
Goldman Sachs	7/5/2018	380,582,015	USD	41,260,380,516	JPY	8,029,711	—
Goldman Sachs	8/3/2018	363,089,940	USD	40,108,294,514	JPY	242,087	—
HSBC Holdings PLC	7/5/2018	40,241,258,050	JPY	363,089,940	USD	260,402	—
HSBC Holdings PLC	7/5/2018	317,151,679	USD	34,322,789,004	JPY	7,240,962	—
HSBC Holdings PLC	8/3/2018	363,089,940	USD	40,164,646,072	JPY	—	(267,709)
JP Morgan Chase Bank N.A.	7/5/2018	40,226,008,272	JPY	363,089,940	USD	122,708	—
JP Morgan Chase Bank N.A.	7/5/2018	317,151,679	USD	34,350,856,928	JPY	6,987,528	—
JP Morgan Chase Bank N.A.	8/3/2018	363,089,940	USD	40,148,670,115	JPY	—	(123,179)
Morgan Stanley & Co. International	7/5/2018	3,651,918,043	JPY	33,253,125	USD	—	(278,866)
Morgan Stanley & Co. International	7/5/2018	40,186,794,559	JPY	363,089,940	USD	—	(231,365)
Morgan Stanley & Co. International	7/5/2018	317,151,679	USD	34,338,488,012	JPY	7,099,211	—
Morgan Stanley & Co. International	8/3/2018	363,089,940	USD	40,110,182,581	JPY	225,007	—
Nomura International PLC	7/5/2018	317,151,679	USD	34,338,329,437	JPY	7,100,643	—
Royal Bank of Canada	7/5/2018	40,175,901,861	JPY	363,089,940	USD	—	(329,718)
Royal Bank of Canada	7/5/2018	380,582,015	USD	41,272,597,198	JPY	7,919,403	—
Royal Bank of Canada	8/3/2018	363,089,940	USD	40,098,926,793	JPY	326,834	—
Societe Generale	7/5/2018	33,492,021,215	JPY	302,574,950	USD	—	(165,484)
Societe Generale	7/5/2018	317,151,679	USD	34,306,931,420	JPY	7,384,145	—
Societe Generale	8/3/2018	302,574,950	USD	33,428,480,476	JPY	157,395	—
Standard Chartered Bank	7/5/2018	33,488,995,466	JPY	302,574,950	USD	—	(192,804)
Standard Chartered Bank	7/5/2018	317,151,679	USD	34,325,643,369	JPY	7,215,189	—
Standard Chartered Bank	8/3/2018	302,574,950	USD	33,424,849,576	JPY	190,243	—
State Street Bank and Trust	7/5/2018	2,140,597,291	JPY	19,397,656	USD	—	(69,563)
State Street Bank and Trust	7/5/2018	1,214,880,753	JPY	11,084,375	USD	—	(114,854)
State Street Bank and Trust	7/5/2018	13,415,184,377	JPY	122,397,967	USD	—	(1,268,259)
State Street Bank and Trust	7/5/2018	40,253,967,085	JPY	363,089,948	USD	375,148	—
State Street Bank and Trust	7/5/2018	4,307,594,165	JPY	38,895,212	USD	—	(657)
State Street Bank and Trust	7/5/2018	380,582,015	USD	41,175,054,028	JPY	8,800,150	—
State Street Bank and Trust	8/3/2018	363,089,948	USD	40,176,737,853	JPY	—	(377,091)
UBS AG	7/5/2018	3,644,269,824	JPY	33,253,125	USD	—	(347,924)
UBS AG	7/5/2018	1,209,890,567	JPY	11,084,375	USD	—	(159,912)
UBS AG	7/5/2018	1,824,096,901	JPY	16,626,563	USD	—	(156,247)
UBS AG	7/5/2018	40,202,044,336	JPY	363,089,940	USD	—	(93,670)
UBS AG	7/5/2018	380,582,015	USD	41,175,168,202	JPY	8,799,119	—
UBS AG	8/3/2018	363,089,940	USD	40,125,069,269	JPY	90,331	—
Wells Fargo Bank N.A.	7/5/2018	33,513,201,462	JPY	302,574,950	USD	25,759	—
Wells Fargo Bank N.A.	7/5/2018	317,151,679	USD	34,312,735,296	JPY	7,331,740	—
Wells Fargo Bank N.A.	8/3/2018	302,574,950	USD	33,449,358,147	JPY	—	(31,479)

						$144,709,476	$(6,192,626)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Banks - 47.8%
77 Bank Ltd. (The)	8,983	$196,018
Akita Bank Ltd. (The)	2,030	56,539
Aomori Bank Ltd. (The)	2,200	66,438
Aozora Bank Ltd.	12,963	493,288
Awa Bank Ltd. (The)	26,000	160,087
Bank of Iwate Ltd. (The)	1,800	69,309
Bank of Kyoto Ltd. (The)	8,703	403,073
Bank of Nagoya Ltd. (The)(a)	1,770	61,522
Bank of Okinawa Ltd. (The)	2,264	82,883
Bank of the Ryukyus Ltd.	4,400	64,909
Chiba Bank Ltd. (The)	90,381	638,905
Chugoku Bank Ltd. (The)	24,950	252,507
Concordia Financial Group Ltd.	139,500	710,315
Daishi Bank Ltd. (The)	3,965	157,684
Fukui Bank Ltd. (The)	1,600	35,000
Fukuoka Financial Group, Inc.	96,133	483,421
Gunma Bank Ltd. (The)	52,250	274,541
Hachijuni Bank Ltd. (The)	61,309	262,361
Hiroshima Bank Ltd. (The)	37,300	248,521
Hokkoku Bank Ltd. (The)	3,270	128,716
Hokuetsu Bank Ltd. (The)	3,000	59,775
Hokuhoku Financial Group, Inc.	15,680	208,802
Hyakugo Bank Ltd. (The)	31,590	124,061
Hyakujushi Bank Ltd. (The)	38,390	126,159
Iyo Bank Ltd. (The)	39,050	258,065
Japan Post Bank Co., Ltd.	44,686	520,426
Juroku Bank Ltd. (The)	4,475	118,213
Kansai Mirai Financial Group, Inc.*	7,539	57,105
Keiyo Bank Ltd. (The)	30,350	130,152
Kiyo Bank Ltd. (The)	8,520	140,532
Kyushu Financial Group, Inc.	55,900	269,999
Mebuki Financial Group, Inc.	110,262	370,311
Mitsubishi UFJ Financial Group, Inc.	239,420	1,364,131
Miyazaki Bank Ltd. (The)	2,300	70,185
Mizuho Financial Group, Inc.	848,479	1,428,622
Musashino Bank Ltd. (The)	4,050	120,295
Nanto Bank Ltd. (The)	4,042	103,052
Nishi-Nippon Financial Holdings, Inc.	18,834	220,196
North Pacific Bank Ltd.	38,200	127,948
Ogaki Kyoritsu Bank Ltd. (The)	4,905	124,568
Oita Bank Ltd. (The)	1,880	63,903
Resona Holdings, Inc.	243,750	1,304,078
San-In Godo Bank Ltd. (The)	18,670	167,038
Senshu Ikeda Holdings, Inc.	32,630	110,176
Seven Bank Ltd.	84,770	259,441
Shiga Bank Ltd. (The)	31,340	160,428
Shikoku Bank Ltd. (The)	5,300	65,410
Shinsei Bank Ltd.	24,835	382,508
Shizuoka Bank Ltd. (The)	65,440	591,391
Sumitomo Mitsui Financial Group, Inc.	39,340	1,529,346
Sumitomo Mitsui Trust Holdings, Inc.	41,861	1,660,230
Suruga Bank Ltd.	27,500	246,039
Toho Bank Ltd. (The)	23,300	84,352
Tokyo Kiraboshi Financial Group, Inc.	3,800	91,291
TOMONY Holdings, Inc.	19,500	83,623
Yamagata Bank Ltd. (The)(a)	2,960	62,906
Yamaguchi Financial Group, Inc.	27,511	309,969
Yamanashi Chuo Bank Ltd. (The)	20,700	78,677

Total Banks		18,039,440

Capital Markets - 12.6%
Daiwa Securities Group, Inc.	188,330	1,093,781
Japan Exchange Group, Inc.	59,880	1,113,104
Matsui Securities Co., Ltd.	14,600	139,587
Monex Group, Inc.(a)	25,900	149,650
Nomura Holdings, Inc.	278,261	1,352,052
Okasan Securities Group, Inc.(a)	26,700	131,373
SBI Holdings, Inc.	22,650	583,606
Tokai Tokyo Financial Holdings, Inc.	29,950	191,438

Total Capital Markets		4,754,591

Consumer Finance - 4.5%
Acom Co., Ltd.(a)	73,450	282,487
AEON Financial Service Co., Ltd.	15,350	327,607
Aiful Corp.*	59,100	184,612
Credit Saison Co., Ltd.	22,150	348,753
Hitachi Capital Corp.	7,150	184,874
J Trust Co., Ltd.(a)	10,400	85,912
Jaccs Co., Ltd.	3,980	86,093
Orient Corp.(a)	150,800	202,855

Total Consumer Finance		1,703,193

Diversified Financial Services - 4.6%
Financial Products Group Co., Ltd.	8,400	108,370
Fuyo General Lease Co., Ltd.	3,167	217,872
IBJ Leasing Co., Ltd.	5,832	154,270
Japan Securities Finance Co., Ltd.	15,300	83,845
Mitsubishi UFJ Lease & Finance Co., Ltd.	66,400	408,237
Ricoh Leasing Co., Ltd.	3,000	98,723
Tokyo Century Corp.	7,020	398,010
Zenkoku Hosho Co., Ltd.	6,300	286,092

Total Diversified Financial Services		1,755,419

Insurance - 29.8%
Dai-ichi Life Holdings, Inc.	93,540	1,668,714
Japan Post Holdings Co., Ltd.	53,759	588,721
Japan Post Insurance Co., Ltd.	8,167	167,963
MS&AD Insurance Group Holdings, Inc.	55,960	1,739,956
Sompo Holdings, Inc.	44,500	1,799,847
Sony Financial Holdings, Inc.	19,500	372,518
T&D Holdings, Inc.	71,110	1,068,592
Tokio Marine Holdings, Inc.	81,940	3,841,596

Total Insurance		11,247,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Financials Fund (DXJF)

June 30, 2018

Investments	Shares	Value
TOTAL COMMON STOCKS (Cost: $42,221,669)		$37,500,550

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%
United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b) (Cost: $321,555)(c)	321,555	321,555

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $42,543,224)		37,822,105
Other Assets less Liabilities - (0.2)%		(68,527)

NET ASSETS - 100.0%		$37,753,578

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $436,832 and the total market value of the collateral held by the Fund was $462,640. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $141,085.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/5/2018	896,494,248	JPY	8,094,515	USD	$200	$—
Bank of America N.A.	7/5/2018	8,224,961	USD	891,615,382	JPY	174,299	—
Bank of America N.A.	8/3/2018	7,901,629	USD	873,491,899	JPY	—	(593)
Bank of Montreal	7/5/2018	683,043,289	JPY	6,167,250	USD	152	—
Bank of Montreal	8/3/2018	6,020,290	USD	665,493,693	JPY	—	(234)
Barclays Bank PLC	7/5/2018	8,224,961	USD	891,642,524	JPY	174,054	—
Canadian Imperial Bank of Commerce	7/5/2018	8,224,961	USD	891,799,621	JPY	172,636	—
Citibank N.A.	7/5/2018	896,486,153	JPY	8,094,515	USD	126	—
Citibank N.A.	7/5/2018	6,266,639	USD	679,355,054	JPY	132,539	—
Citibank N.A.	8/3/2018	7,901,629	USD	873,487,948	JPY	—	(557)
Credit Suisse International	7/5/2018	8,224,961	USD	891,649,927	JPY	173,987	—
Goldman Sachs	7/5/2018	896,491,010	JPY	8,094,515	USD	170	—
Goldman Sachs	8/3/2018	7,901,629	USD	873,454,761	JPY	—	(257)
UBS AG	7/5/2018	68,082,486	JPY	621,173	USD	—	(6,436)
UBS AG	7/5/2018	896,452,156	JPY	8,094,515	USD	—	(181)
UBS AG	8/3/2018	7,901,629	USD	873,427,105	JPY	—	(7)

						$828,163	$(8,265)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.1%

Japan - 99.1%

Airlines - 0.3%
ANA Holdings, Inc.	1,200	$44,083

Auto Components - 7.0%
Aisin Seiki Co., Ltd.	2,281	103,995
Bridgestone Corp.	7,892	308,726
Daikyonishikawa Corp.	300	4,396
Denso Corp.	5,264	257,200
Koito Manufacturing Co., Ltd.	400	26,434
NGK Spark Plug Co., Ltd.	1,177	33,579
Nifco, Inc.	800	24,773
Stanley Electric Co., Ltd.	476	16,244
Sumitomo Electric Industries Ltd.	6,291	93,713
Sumitomo Rubber Industries Ltd.	2,422	38,484
Topre Corp.	400	10,072
Toyota Boshoku Corp.	1,400	25,772
TS Tech Co., Ltd.	500	20,878
Unipres Corp.	600	11,760

Total Auto Components		976,026

Automobiles - 8.7%
Isuzu Motors Ltd.	5,288	70,251
Mazda Motor Corp.	4,783	58,727
Subaru Corp.	9,300	270,776
Suzuki Motor Corp.	1,658	91,578
Toyota Motor Corp.	10,011	648,028
Yamaha Motor Co., Ltd.	2,915	73,319

Total Automobiles		1,212,679

Beverages - 1.4%
Asahi Group Holdings Ltd.	1,774	90,842
Kirin Holdings Co., Ltd.	4,000	107,001

Total Beverages		197,843

Building Products - 1.4%
Aica Kogyo Co., Ltd.	648	22,757
Daikin Industries Ltd.	986	118,126
Nichias Corp.	1,000	12,531
Sanwa Holdings Corp.	1,774	18,803
TOTO Ltd.	600	27,843

Total Building Products		200,060

Capital Markets - 0.8%
Ichigo, Inc.	2,300	10,798
Japan Exchange Group, Inc.	5,100	94,803

Total Capital Markets		105,601

Chemicals - 5.7%
Air Water, Inc.	1,044	19,171
Daicel Corp.	2,600	28,778
DIC Corp.	994	31,050
Hitachi Chemical Co., Ltd.	1,700	34,302
JSR Corp.	1,600	27,243
Kansai Paint Co., Ltd.	897	18,642
Kuraray Co., Ltd.	3,000	41,331
Mitsubishi Gas Chemical Co., Inc.	1,500	33,991
Nippon Paint Holdings Co., Ltd.	859	36,992
Nippon Shokubai Co., Ltd.	300	21,695
Nissan Chemical Industries Ltd.	600	28,005
Nitto Denko Corp.	900	68,115
NOF Corp.	449	14,512
Shin-Etsu Chemical Co., Ltd.	1,770	157,768
Showa Denko K.K.	400	17,767
Sumitomo Chemical Co., Ltd.	17,000	96,384
Taiyo Holdings Co., Ltd.	300	12,324
Teijin Ltd.	1,800	33,021
Tokyo Ohka Kogyo Co., Ltd.	200	7,719
Tosoh Corp.	3,000	46,504
Zeon Corp.	1,554	18,379

Total Chemicals		793,693

Commercial Services & Supplies - 0.3%
Aeon Delight Co., Ltd.	300	10,211
Mitsubishi Pencil Co., Ltd.	100	2,077
Park24 Co., Ltd.	705	19,190
Sohgo Security Services Co., Ltd.	200	9,425

Total Commercial Services & Supplies		40,903

Construction & Engineering - 0.7%
Hazama Ando Corp.	1,700	15,471
Kumagai Gumi Co., Ltd.	200	7,024
Kyudenko Corp.	400	19,320
Penta-Ocean Construction Co., Ltd.	1,400	9,379
SHO-BOND Holdings Co., Ltd.	200	13,921
Sumitomo Mitsui Construction Co., Ltd.	400	2,784
Toda Corp.	2,000	17,406
Tokyu Construction Co., Ltd.	900	8,751
Totetsu Kogyo Co., Ltd.	100	3,187

Total Construction & Engineering		97,243

Construction Materials - 0.1%
Sumitomo Osaka Cement Co., Ltd.	2,664	12,482

Containers & Packaging - 0.0%
Fuji Seal International, Inc.	100	3,548

Diversified Financial Services - 0.1%
Financial Products Group Co., Ltd.	600	7,741

Diversified Telecommunication Services - 5.0%
Nippon Telegraph & Telephone Corp.	15,200	691,077

Electrical Equipment - 2.9%
Fuji Electric Co., Ltd.	4,000	30,479
Furukawa Electric Co., Ltd.	400	13,994
Mabuchi Motor Co., Ltd.	400	19,031
Mitsubishi Electric Corp.	16,510	219,780
Nidec Corp.	738	110,768
Nissin Electric Co., Ltd.	1,000	9,218

Total Electrical Equipment		403,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2018

Investments	Shares	Value
Electronic Equipment, Instruments & Components - 4.8%
Ai Holdings Corp.	200	$4,337
Alps Electric Co., Ltd.	736	18,911
Amano Corp.	500	11,818
Hamamatsu Photonics K.K.	500	21,487
Hitachi High-Technologies Corp.	700	28,565
Hitachi Ltd.	27,000	190,522
Horiba Ltd.	200	13,993
Japan Aviation Electronics Industry Ltd.	1,000	15,754
Keyence Corp.	36	20,333
Murata Manufacturing Co., Ltd.	981	164,910
Omron Corp.	800	37,340
Shimadzu Corp.	780	23,590
TDK Corp.	600	61,319
Topcon Corp.	300	5,146
Yaskawa Electric Corp.	840	29,690
Yokogawa Electric Corp.	1,045	18,605

Total Electronic Equipment, Instruments & Components		666,320

Energy Equipment & Services - 0.0%
Modec, Inc.	200	5,543

Food & Staples Retailing - 3.2%
Belc Co., Ltd.	100	5,291
Create SD Holdings Co., Ltd.	300	8,626
FamilyMart UNY Holdings Co., Ltd.	577	60,740
Kobe Bussan Co., Ltd.	100	4,929
Lawson, Inc.	1,000	62,475
Matsumotokiyoshi Holdings Co., Ltd.	600	26,949
San-A Co., Ltd.	100	4,939
Seven & I Holdings Co., Ltd.	4,785	208,697
Sugi Holdings Co., Ltd.	100	5,787
Sundrug Co., Ltd.	450	18,241
Tsuruha Holdings, Inc.	100	12,540
Welcia Holdings Co., Ltd.	200	10,635
Yaoko Co., Ltd.	200	11,032

Total Food & Staples Retailing		440,881

Food Products - 1.1%
Ajinomoto Co., Inc.	2,369	44,828
Calbee, Inc.	300	11,281
Fuji Oil Holdings, Inc.	100	3,593
Itoham Yonekyu Holdings, Inc.	1,300	11,185
Kikkoman Corp.	572	28,867
MEIJI Holdings Co., Ltd.	500	42,161
Morinaga & Co., Ltd.	100	4,794
Prima Meat Packers Ltd.	1,000	5,787
S Foods, Inc.	100	3,923

Total Food Products		156,419

Gas Utilities - 0.1%
Nippon Gas Co., Ltd.	200	11,664

Health Care Equipment & Supplies - 1.9%
Hoya Corp.	1,695	96,392
Nakanishi, Inc.	600	13,623
Nihon Kohden Corp.	400	11,141
Olympus Corp.	700	26,227
Sysmex Corp.	528	49,289
Terumo Corp.	1,062	60,883

Total Health Care Equipment & Supplies		257,555

Health Care Providers & Services - 0.1%
Japan Lifeline Co., Ltd.	200	4,915
Ship Healthcare Holdings, Inc.	300	11,321

Total Health Care Providers & Services		16,236

Health Care Technology - 0.1%
M3, Inc.	300	11,958

Hotels, Restaurants & Leisure - 0.6%
HIS Co., Ltd.	100	3,015
Ichibanya Co., Ltd.	200	8,739
Oriental Land Co., Ltd.	449	47,123
Round One Corp.	200	3,147
Skylark Co., Ltd.	1,100	16,277
Tokyotokeiba Co., Ltd.	100	4,325

Total Hotels, Restaurants & Leisure		82,626

Household Durables - 4.2%
Casio Computer Co., Ltd.	1,921	31,252
Fujitsu General Ltd.	600	9,393
Haseko Corp.	2,422	33,477
Iida Group Holdings Co., Ltd.	2,200	42,445
Panasonic Corp.	12,900	173,937
Pressance Corp.	200	3,091
Sekisui Chemical Co., Ltd.	3,175	54,118
Sekisui House Ltd.	7,855	138,995
Sony Corp.	1,700	86,930
Starts Corp., Inc.	300	7,316
Zojirushi Corp.	300	3,667

Total Household Durables		584,621

Household Products - 0.5%
Lion Corp.	500	9,164
Pigeon Corp.	418	20,340
Unicharm Corp.	1,100	33,100

Total Household Products		62,604

Internet & Catalog Retail - 0.2%
ASKUL Corp.	100	3,241
Start Today Co., Ltd.	600	21,749

Total Internet & Catalog Retail		24,990

Internet Software & Services - 1.4%
DeNA Co., Ltd.	300	5,625
Dip Corp.	200	5,141
GMO Internet, Inc.	700	16,678
Kakaku.com, Inc.	1,000	22,588
Mixi, Inc.	923	23,366
Yahoo Japan Corp.	37,714	125,299

Total Internet Software & Services		198,697

IT Services - 2.0%
Fujitsu Ltd.	9,000	54,586
Information Services International-Dentsu Ltd.	100	3,011
Itochu Techno-Solutions Corp.	1,600	27,648
Nihon Unisys Ltd.	700	17,594

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2018

Investments	Shares	Value
Nomura Research Institute Ltd.	1,200	$58,177
NS Solutions Corp.	600	15,129
Obic Co., Ltd.	400	33,115
Otsuka Corp.	950	37,266
SCSK Corp.	549	25,526

Total IT Services		272,052

Leisure Products - 0.7%
Bandai Namco Holdings, Inc.	1,565	64,569
Shimano, Inc.	243	35,672

Total Leisure Products		100,241

Machinery - 7.5%
CKD Corp.	300	4,935
Daifuku Co., Ltd.	500	21,916
DMG Mori Co., Ltd.	800	11,101
FANUC Corp.	1,461	290,248
Harmonic Drive Systems, Inc.	100	4,234
Hino Motors Ltd.	3,988	42,593
Hitachi Construction Machinery Co., Ltd.	1,300	42,252
Hoshizaki Corp.	152	15,383
Komatsu Ltd.	7,022	200,837
Kubota Corp.	6,119	96,289
Makita Corp.	998	44,735
MINEBEA MITSUMI, Inc.	1,548	26,190
MISUMI Group, Inc.	600	17,496
Nabtesco Corp.	725	22,320
NGK Insulators Ltd.	2,123	37,816
Nitta Corp.	100	3,927
NSK Ltd.	5,662	58,427
Obara Group, Inc.	100	5,706
OSG Corp.	600	12,367
SMC Corp.	143	52,454
Tadano Ltd.	500	6,144
Takeuchi Manufacturing Co., Ltd.	100	2,105
THK Co., Ltd.	648	18,574

Total Machinery		1,038,049

Media - 0.5%
CyberAgent, Inc.	196	11,785
Daiichikosho Co., Ltd.	290	14,007
Hakuhodo DY Holdings, Inc.	1,100	17,657
Toei Animation Co., Ltd.	100	3,494
Toho Co., Ltd.	648	21,734

Total Media		68,677

Metals & Mining - 0.3%
Dowa Holdings Co., Ltd.	70	2,158
Hitachi Metals Ltd.	3,000	31,147
Tokyo Steel Manufacturing Co., Ltd.	800	7,107

Total Metals & Mining		40,412

Multiline Retail - 0.5%
Don Quijote Holdings Co., Ltd.	200	9,606
Izumi Co., Ltd.	200	12,368
Ryohin Keikaku Co., Ltd.	112	39,435
Seria Co., Ltd.	100	4,803

Total Multiline Retail		66,212

Personal Products - 2.4%
Ci:z Holdings Co., Ltd.	200	9,516
Kao Corp.	1,987	151,584
Kobayashi Pharmaceutical Co., Ltd.	188	16,243
Kose Corp.	100	21,550
Mandom Corp.	200	6,229
Noevir Holdings Co., Ltd.	300	21,640
Pola Orbis Holdings, Inc.	1,000	44,012
Shiseido Co., Ltd.	700	55,601

Total Personal Products		326,375

Pharmaceuticals - 4.4%
Astellas Pharma, Inc.	11,824	180,298
Chugai Pharmaceutical Co., Ltd.	2,035	106,743
Eisai Co., Ltd.	1,500	105,683
Kaken Pharmaceutical Co., Ltd.	400	20,548
Kyowa Hakko Kirin Co., Ltd.	2,000	40,320
Ono Pharmaceutical Co., Ltd.	2,700	63,304
Santen Pharmaceutical Co., Ltd.	2,100	36,610
Shionogi & Co., Ltd.	1,195	61,398

Total Pharmaceuticals		614,904

Professional Services - 1.6%
Benefit One, Inc.	200	5,652
en-japan, Inc.	100	5,047
Meitec Corp.	311	14,937
Nihon M&A Center, Inc.	400	11,610
Nomura Co., Ltd.	200	4,418
Persol Holdings Co., Ltd.	467	10,418
Recruit Holdings Co., Ltd.	5,100	141,169
TechnoPro Holdings, Inc.	400	24,593

Total Professional Services		217,844

Real Estate Management & Development - 1.1%
Daito Trust Construction Co., Ltd.	661	107,476
Leopalace21 Corp.	2,000	10,960
Open House Co., Ltd.	400	23,690
Relo Group, Inc.	300	7,920

Total Real Estate Management & Development		150,046

Road & Rail - 0.7%
Central Japan Railway Co.	478	99,083

Semiconductors & Semiconductor Equipment - 2.7%
Advantest Corp.	600	12,502
Disco Corp.	244	41,656
Lasertec Corp.	100	2,817
SCREEN Holdings Co., Ltd.	200	14,084
SUMCO Corp.	900	18,176
Tokyo Electron Ltd.	1,600	274,744
Tokyo Seimitsu Co., Ltd.	200	6,617
Ulvac, Inc.	200	7,656

Total Semiconductors & Semiconductor Equipment		378,252

Software - 1.4%
Capcom Co., Ltd.	800	19,718

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged Quality Dividend Growth Fund (JHDG)

June 30, 2018

Investments	Shares	Value
Koei Tecmo Holdings Co., Ltd.	700	$13,764
Konami Holdings Corp.	500	25,459
Oracle Corp.	600	49,023
Square Enix Holdings Co., Ltd.	485	23,820
Systena Corp.	200	2,044
Trend Micro, Inc.	1,011	57,685

Total Software		191,513

Specialty Retail - 2.2%
ABC-Mart, Inc.	500	27,355
Fast Retailing Co., Ltd.	223	102,496
Hikari Tsushin, Inc.	277	48,690
K’s Holdings Corp.	1,644	17,083
Nitori Holdings Co., Ltd.	200	31,201
Nojima Corp.	100	2,224
Sanrio Co., Ltd.	400	7,750
Shimamura Co., Ltd.	170	14,964
T-Gaia Corp.	582	14,870
United Arrows Ltd.	100	3,738
USS Co., Ltd.	1,725	32,829

Total Specialty Retail		303,200

Technology Hardware, Storage & Peripherals - 0.7%
Brother Industries Ltd.	1,713	33,838
Elecom Co., Ltd.	100	2,339
Seiko Epson Corp.	3,800	66,075

Total Technology Hardware, Storage & Peripherals		102,252

Tobacco - 5.0%
Japan Tobacco, Inc.	24,873	695,002

Trading Companies & Distributors - 2.3%
ITOCHU Corp.	16,899	306,277
MonotaRO Co., Ltd.	100	4,424
Trusco Nakayama Corp.	100	2,498

Total Trading Companies & Distributors		313,199

Wireless Telecommunication Services - 10.5%
KDDI Corp.	22,987	629,022
NTT DOCOMO, Inc.	27,846	709,568
SoftBank Group Corp.	1,695	122,008

Total Wireless Telecommunication Services		1,460,598

TOTAL INVESTMENTS IN SECURITIES - 99.1% (Cost: $12,262,427)		13,744,274
Other Assets less Liabilities - 0.9%		122,720

NET ASSETS - 100.0%		$13,866,994

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/5/2018	322,218,009	JPY	2,909,331	USD	$72	$—
Bank of America N.A.	7/5/2018	2,933,421	USD	317,993,396	JPY	62,164	—
Bank of America N.A.	8/3/2018	2,905,372	USD	321,176,672	JPY	—	(218)
Bank of Montreal	7/5/2018	245,499,641	JPY	2,216,635	USD	55	—
Bank of Montreal	8/3/2018	2,213,617	USD	244,697,207	JPY	—	(86)
Barclays Bank PLC	7/5/2018	2,933,421	USD	318,003,077	JPY	62,076	—
Canadian Imperial Bank of Commerce	7/5/2018	2,933,421	USD	318,059,105	JPY	61,570	—
Citibank N.A.	7/5/2018	322,215,099	JPY	2,909,331	USD	45	—
Citibank N.A.	7/5/2018	2,234,989	USD	242,291,134	JPY	47,270	—
Citibank N.A.	8/3/2018	2,905,372	USD	321,175,219	JPY	—	(205)
Credit Suisse International	7/5/2018	2,933,421	USD	318,005,717	JPY	62,052	—
Goldman Sachs	7/5/2018	322,216,845	JPY	2,909,331	USD	61	—
Goldman Sachs	8/3/2018	2,905,372	USD	321,163,016	JPY	—	(95)
UBS AG	7/5/2018	12,573,010	JPY	114,714	USD	—	(1,188)
UBS AG	7/5/2018	322,202,880	JPY	2,909,331	USD	—	(65)
UBS AG	8/3/2018	2,905,372	USD	321,152,847	JPY	—	(3)

						$295,365	$(1,860)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.2%

Japan - 99.2%

Air Freight & Logistics - 0.3%
Kintetsu World Express, Inc.	9,100	$187,891
Konoike Transport Co., Ltd.	11,000	166,045
Maruwa Unyu Kikan Co., Ltd.	3,600	131,792
SBS Holdings, Inc.	4,400	48,344

Total Air Freight & Logistics		534,072

Auto Components - 6.6%
Ahresty Corp.	11,500	102,474
Aisan Industry Co., Ltd.	10,500	88,539
Daido Metal Co., Ltd.	5,700	58,099
Daikyonishikawa Corp.	10,100	147,992
Eagle Industry Co., Ltd.	9,500	152,837
Exedy Corp.	10,100	312,761
FCC Co., Ltd.	7,700	217,239
Futaba Industrial Co., Ltd.	18,200	114,361
G-Tekt Corp.	12,998	220,144
H-One Co., Ltd.	7,000	76,911
IJT Technology Holdings Co., Ltd.	11,200	89,992
Imasen Electric Industrial	9,400	99,716
Kasai Kogyo Co., Ltd.	4,900	60,606
Keihin Corp.	15,400	312,407
KYB Corp.	7,900	359,464
Mitsuba Corp.	6,800	54,515
Musashi Seimitsu Industry Co., Ltd.	5,900	195,220
NHK Spring Co., Ltd.	42,600	401,520
Nichirin Co., Ltd.	5,300	109,479
Nifco, Inc.	16,000	495,463
Nihon Tokushu Toryo Co., Ltd.	4,300	91,190
Nippon Piston Ring Co., Ltd.	4,900	100,420
Nissin Kogyo Co., Ltd.	15,300	270,597
NOK Corp.	43,700	845,870
Pacific Industrial Co., Ltd.	10,300	151,387
Piolax, Inc.	7,900	190,287
Press Kogyo Co., Ltd.	19,700	115,605
Riken Corp.	3,500	183,271
Sanoh Industrial Co., Ltd.	3,900	24,858
Shoei Co., Ltd.	4,200	148,449
Showa Corp.	7,600	124,877
Sumitomo Riko Co., Ltd.	11,600	118,864
T. RAD Co., Ltd.	2,900	90,065
Tachi-S Co., Ltd.	1,200	20,086
Taiho Kogyo Co., Ltd.	4,800	55,382
Tokai Rika Co., Ltd.	26,725	507,646
Topre Corp.	11,700	294,599
Toyo Tire & Rubber Co., Ltd.	34,800	509,284
Toyoda Gosei Co., Ltd.	24,100	611,176
Toyota Boshoku Corp.	47,900	881,760
TPR Co., Ltd.	4,106	95,676
TS Tech Co., Ltd.	11,700	488,534
Unipres Corp.	14,900	292,041
Yokohama Rubber Co., Ltd. (The)	38,300	796,325
Yorozu Corp.	4,500	69,268

Total Auto Components		10,747,256

Banks - 6.3%
77 Bank Ltd. (The)	10,100	220,392
Akita Bank Ltd. (The)	5,600	155,970
Aomori Bank Ltd. (The)	1,700	51,338
Awa Bank Ltd. (The)	20,000	123,144
Bank of Nagoya Ltd. (The)	1,800	62,565
Bank of Okinawa Ltd. (The)	2,640	96,648
Bank of Saga Ltd. (The)	6,700	150,253
Bank of the Ryukyus Ltd.	5,400	79,661
Chugoku Bank Ltd. (The)	37,300	377,496
Chukyo Bank Ltd. (The)	5,800	121,954
Daishi Bank Ltd. (The)	4,900	194,868
Ehime Bank Ltd. (The)	4,600	53,448
Eighteenth Bank Ltd. (The)	20,000	52,183
FIDEA Holdings Co., Ltd.	25,500	39,597
First Bank of Toyama Ltd. (The)	4,100	17,656
Fukui Bank Ltd. (The)	2,100	45,938
Gunma Bank Ltd. (The)	78,300	411,417
Hachijuni Bank Ltd. (The)	144,700	619,219
Hiroshima Bank Ltd. (The)	57,500	383,108
Hokkoku Bank Ltd. (The)	5,500	216,494
Hokuetsu Bank Ltd. (The)	3,200	63,760
Hokuhoku Financial Group, Inc.	34,900	464,745
Hyakugo Bank Ltd. (The)	27,800	109,177
Hyakujushi Bank Ltd. (The)	44,000	144,594
Iyo Bank Ltd. (The)	45,800	302,673
Jimoto Holdings, Inc.	103,300	156,678
Juroku Bank Ltd. (The)	11,200	295,862
Keiyo Bank Ltd. (The)	48,000	205,841
Kiyo Bank Ltd. (The)	11,098	183,055
Kyushu Financial Group, Inc.	114,600	553,523
Michinoku Bank Ltd. (The)	7,000	114,766
Miyazaki Bank Ltd. (The)	2,400	73,236
Musashino Bank Ltd. (The)	5,500	163,364
Nanto Bank Ltd. (The)	9,300	237,107
Nishi-Nippon Financial Holdings, Inc.	33,800	395,170
North Pacific Bank Ltd.	131,700	441,120
Ogaki Kyoritsu Bank Ltd. (The)	11,300	286,976
Oita Bank Ltd. (The)	1,700	57,785
San-In Godo Bank Ltd. (The)	46,500	416,029
Senshu Ikeda Holdings, Inc.	126,000	425,441
Shiga Bank Ltd. (The)	23,000	117,736
Shikoku Bank Ltd. (The)	4,200	51,834
Suruga Bank Ltd.	48,700	435,713
Tochigi Bank Ltd. (The)	6,800	23,574
Toho Bank Ltd. (The)	67,900	245,817
Tokyo Kiraboshi Financial Group, Inc.	8,900	213,812
TOMONY Holdings, Inc.	12,500	53,605
Towa Bank Ltd. (The)	3,800	38,973
Yamagata Bank Ltd. (The)	2,000	42,504
Yamaguchi Financial Group, Inc.	32,000	360,547
Yamanashi Chuo Bank Ltd. (The)	12,000	45,610

Total Banks		10,193,976

Beverages - 0.5%
Ito En Ltd.	6,500	301,043
Sapporo Holdings Ltd.	8,300	208,015
Takara Holdings, Inc.	23,000	303,995

Total Beverages		813,053

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
Building Products - 1.8%
Aica Kogyo Co., Ltd.	11,500	$403,873
Bunka Shutter Co., Ltd.	6,100	51,767
Central Glass Co., Ltd.	5,200	109,103
Komatsu Wall Industry Co., Ltd.	5,600	103,491
Kondotec, Inc.	10,900	100,670
Nichias Corp.	20,000	250,621
Nichiha Corp.	4,100	155,094
Nitto Boseki Co., Ltd.	4,000	95,626
Noritz Corp.	4,200	68,442
Okabe Co., Ltd.	9,200	80,069
Sankyo Tateyama, Inc.	2,400	29,988
Sanwa Holdings Corp.	57,800	612,623
Shin Nippon Air Technologies Co., Ltd.	7,400	111,636
Sinko Industries Ltd.	4,500	80,562
Takara Standard Co., Ltd.	13,317	221,820
Takasago Thermal Engineering Co., Ltd.	19,700	366,024
Toli Corp.	32,100	96,214

Total Building Products		2,937,623

Capital Markets - 3.2%
GCA Corp.	20,000	154,200
GMO Financial Holdings, Inc.	21,530	165,997
Ichigo, Inc.	62,900	295,292
Ichiyoshi Securities Co., Ltd.	24,400	264,344
IwaiCosmo Holdings, Inc.	15,800	204,552
kabu.com Securities Co., Ltd.	113,200	366,892
Kyokuto Securities Co., Ltd.	10,500	137,358
Marusan Securities Co., Ltd.	49,700	456,774
Matsui Securities Co., Ltd.	109,600	1,047,862
Mito Securities Co., Ltd.	47,300	171,239
Monex Group, Inc.	44,965	259,808
Okasan Securities Group, Inc.	104,000	511,714
Sparx Group Co., Ltd.	28,900	65,750
Tokai Tokyo Financial Holdings, Inc.	143,600	917,878
Toyo Securities Co., Ltd.	54,000	127,730

Total Capital Markets		5,147,390

Chemicals - 7.3%
Achilles Corp.	5,400	106,133
ADEKA Corp.	16,500	264,709
Arakawa Chemical Industries Ltd.	6,800	109,215
Asahi Yukizai Corp.	4,600	94,729
C.I. Takiron Corp.	15,800	89,010
Chugoku Marine Paints Ltd.	21,500	214,292
Dai Nippon Toryo Co., Ltd.	8,300	107,230
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	2,400	74,753
Denka Co., Ltd.	22,900	763,919
DIC Corp.	32,600	1,018,336
DKS Co., Ltd.	1,000	6,789
Fujimi, Inc.	4,900	108,604
Fujimori Kogyo Co., Ltd.	2,000	65,905
Fuso Chemical Co., Ltd.	5,700	147,125
JCU Corp.	2,100	48,858
JSP Corp.	3,117	94,131
Kaneka Corp.	55,240	495,223
KH Neochem Co., Ltd.	7,400	224,141
Koatsu Gas Kogyo Co., Ltd.	12,900	113,085
Konishi Co., Ltd.	2,300	37,273
Kumiai Chemical Industry Co., Ltd.	14,794	116,065
Kureha Corp.	3,700	264,560
Lintec Corp.	16,500	478,919
Moriroku Holdings Co., Ltd.	6,100	165,049
Nihon Nohyaku Co., Ltd.	13,800	88,707
Nihon Parkerizing Co., Ltd.	13,200	190,197
Nippon Kayaku Co., Ltd.	50,900	569,359
Nippon Shokubai Co., Ltd.	7,000	506,207
Nippon Soda Co., Ltd.	18,000	99,616
Nippon Valqua Industries Ltd.	6,200	176,599
NOF Corp.	16,100	520,363
Okamoto Industries, Inc.	18,000	205,570
Okura Industrial Co., Ltd.	2,734	64,314
Osaka Organic Chemical Industry Ltd.	7,800	102,460
Osaka Soda Co., Ltd.	4,377	124,673
Riken Technos Corp.	23,000	115,036
Sakai Chemical Industry Co., Ltd.	4,700	126,575
Sakata INX Corp.	7,700	100,590
Sanyo Chemical Industries Ltd.	3,600	156,006
Sekisui Plastics Co., Ltd.	10,500	105,128
Shikoku Chemicals Corp.	6,600	92,179
Sumitomo Bakelite Co., Ltd.	31,000	298,903
Sumitomo Seika Chemicals Co., Ltd.	1,600	79,881
T Hasegawa Co., Ltd.	3,900	85,067
Taiyo Holdings Co., Ltd.	10,400	427,211
Takasago International Corp.	4,300	137,620
Tayca Corp.	300	6,080
Toagosei Co., Ltd.	20,300	234,587
Tokuyama Corp.	4,500	144,427
Tokyo Ohka Kogyo Co., Ltd.	5,900	227,712
Toyo Ink SC Holdings Co., Ltd.	12,800	333,968
Toyobo Co., Ltd.	23,300	387,685
Ube Industries Ltd.	22,080	573,903
Zeon Corp.	22,900	270,835

Total Chemicals		11,759,511

Commercial Services & Supplies - 1.7%
Aeon Delight Co., Ltd.	7,100	241,656
Bell System24 Holdings, Inc.	14,400	251,300
Daiseki Co., Ltd.	5,300	155,749
Kokuyo Co., Ltd.	13,800	245,065
Kyoritsu Printing Co., Ltd.	28,800	96,984
Matsuda Sangyo Co., Ltd.	7,500	110,640
Mitsubishi Pencil Co., Ltd.	8,000	166,117
Nakamoto Packs Co., Ltd.	5,800	97,395
Nichiban Co., Ltd.	500	13,632
Nippon Air Conditioning Services Co., Ltd.	15,500	116,846
Nippon Parking Development Co., Ltd.	66,400	113,899
Okamura Corp.	18,700	275,186
Pilot Corp.	2,600	144,829
Prestige International, Inc.	1,900	25,507
Relia, Inc.	15,800	225,521
Sato Holdings Corp.	5,500	164,605
Toppan Forms Co., Ltd.	26,500	268,194

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
Uchida Yoko Co., Ltd.	2,800	$97,323

Total Commercial Services & Supplies		2,810,448

Construction & Engineering - 6.0%
Asanuma Corp.	43,000	153,731
Asunaro Aoki Construction Co., Ltd.	4,000	33,837
COMSYS Holdings Corp.	18,200	482,912
Daiho Corp.	21,000	125,130
Fudo Tetra Corp.	65,200	121,847
Hazama Ando Corp.	44,800	407,696
Kandenko Co., Ltd.	40,900	449,008
Kitano Construction Corp.	17,000	70,600
Kumagai Gumi Co., Ltd.	9,900	347,682
Kyowa Exeo Corp.	18,500	485,862
Kyudenko Corp.	9,200	444,364
Maeda Corp.	25,000	287,546
Maeda Road Construction Co., Ltd.	17,000	323,378
Matsui Construction Co., Ltd.	5,500	47,321
Meisei Industrial Co., Ltd.	12,000	87,428
Mirait Holdings Corp.	13,944	216,024
Nippo Corp.	24,300	443,154
Nippon Densetsu Kogyo Co., Ltd.	8,600	189,369
Nippon Koei Co., Ltd.	2,000	49,619
Nippon Road Co., Ltd. (The)	3,000	154,381
Nishimatsu Construction Co., Ltd.	12,600	361,739
Nittoc Construction Co., Ltd.	23,400	143,022
Okumura Corp.	17,100	558,087
OSJB Holdings Corp.	12,100	30,587
Penta-Ocean Construction Co., Ltd.	38,100	255,227
PS Mitsubishi Construction Co., Ltd.	20,800	117,553
Raito Kogyo Co., Ltd.	10,200	106,637
Shinnihon Corp.	8,900	102,768
SHO-BOND Holdings Co., Ltd.	3,900	271,467
Sumitomo Densetsu Co., Ltd.	5,900	105,733
Sumitomo Mitsui Construction Co., Ltd.	39,540	275,225
Taihei Dengyo Kaisha Ltd.	5,400	136,749
Taikisha Ltd.	5,400	164,050
Tekken Corp.	5,300	146,179
Tobishima Corp.	61,800	108,240
Toda Corp.	60,000	522,187
Tokyo Energy & Systems, Inc.	9,300	106,799
Tokyu Construction Co., Ltd.	21,000	204,189
Toshiba Plant Systems & Services Corp.	14,900	340,871
Totetsu Kogyo Co., Ltd.	6,000	191,216
Toyo Construction Co., Ltd.	12,000	53,302
Wakachiku Construction Co., Ltd.	6,400	94,990
Yahagi Construction Co., Ltd.	6,100	48,793
Yokogawa Bridge Holdings Corp.	5,400	128,169
Yurtec Corp.	20,300	166,593

Total Construction & Engineering		9,661,261

Construction Materials - 0.3%
Geostr Corp.	400	2,264
Krosaki Harima Corp.	2,300	131,233
Sumitomo Osaka Cement Co., Ltd.	69,000	323,306

Total Construction Materials		456,803

Consumer Finance - 0.1%
J Trust Co., Ltd.	19,000	156,954

Containers & Packaging - 0.8%
FP Corp.	4,600	254,160
Fuji Seal International, Inc.	4,600	163,210
Hokkan Holdings Ltd.	29,000	97,657
Pack Corp. (The)	3,600	116,355
Rengo Co., Ltd.	35,381	311,438
Toyo Seikan Group Holdings Ltd.	20,200	354,888

Total Containers & Packaging		1,297,708

Distributors - 0.7%
Arata Corp.	900	54,439
Canon Marketing Japan, Inc.	39,800	829,309
Doshisha Co., Ltd.	6,900	156,109
Happinet Corp.	10,400	131,731

Total Distributors		1,171,588

Diversified Consumer Services - 0.8%
Asante, Inc.	2,600	49,786
Benesse Holdings, Inc.	23,100	819,600
Gakkyusha Co., Ltd.	6,300	106,076
Meiko Network Japan Co., Ltd.	3,800	43,776
Riso Kyoiku Co., Ltd.	9,800	75,027
Studio Alice Co., Ltd.	3,400	80,576
Tokyo Individualized Educational Institute, Inc.	12,300	108,492

Total Diversified Consumer Services		1,283,333

Diversified Financial Services - 0.3%
Financial Products Group Co., Ltd.	30,200	389,616
Ricoh Leasing Co., Ltd.	3,900	128,339

Total Diversified Financial Services		517,955

Electric Utilities - 0.5%
Hokkaido Electric Power Co., Inc.	18,500	125,933
Okinawa Electric Power Co., Inc. (The)	8,018	167,215
Shikoku Electric Power Co., Inc.	39,200	524,484

Total Electric Utilities		817,632

Electrical Equipment - 2.0%
Chiyoda Integre Co., Ltd.	7,100	155,698
Cosel Co., Ltd.	12,700	160,864
Daihen Corp.	16,000	96,348
Denyo Co., Ltd.	4,000	62,041
Fujikura Ltd.	53,300	339,245
Furukawa Electric Co., Ltd.	12,526	438,209
GS Yuasa Corp.	57,000	259,875
Helios Techno Holding Co., Ltd.	13,300	83,812
Idec Corp.	7,300	171,024
Mabuchi Motor Co., Ltd.	15,400	732,704

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
Nippon Carbon Co., Ltd.	1,800	$100,916
Nissin Electric Co., Ltd.	18,600	171,449
Nitto Kogyo Corp.	9,500	189,889
Sanyo Denki Co., Ltd.	1,900	135,341
Sinfonia Technology Co., Ltd.	19,000	67,585
Takaoka Toko Co., Ltd.	6,300	111,593
Tatsuta Electric Wire and Cable Co., Ltd.	4,600	23,423

Total Electrical Equipment		3,300,016

Electronic Equipment, Instruments & Components - 5.3%
Ai Holdings Corp.	9,900	214,687
Amano Corp.	12,800	302,536
Anritsu Corp.	16,100	221,082
Azbil Corp.	11,800	514,549
Canon Electronics, Inc.	9,100	183,372
Citizen Watch Co., Ltd.	102,600	674,336
CMK Corp.	14,000	89,234
CONEXIO Corp.	10,600	184,314
Daiwabo Holdings Co., Ltd.	4,200	223,717
Dexerials Corp.	16,300	162,757
Elematec Corp.	612	14,520
ESPEC Corp.	3,100	60,900
Excel Co., Ltd.	2,900	71,057
FTGroup Co., Ltd.	10,900	130,684
Hagiwara Electric Holdings Co., Ltd.	3,300	91,911
Hakuto Co., Ltd.	3,600	53,627
Hioki EE Corp.	700	29,387
Hochiki Corp.	2,500	49,993
Horiba Ltd.	5,600	391,820
Ibiden Co., Ltd.	28,000	448,698
Iriso Electronics Co., Ltd.	1,200	72,478
Japan Aviation Electronics Industry Ltd.	14,000	220,557
Kaga Electronics Co., Ltd.	6,700	159,145
Koa Corp.	5,500	138,090
Kyosan Electric Manufacturing Co., Ltd.	16,400	101,570
Macnica Fuji Electronics Holdings, Inc.	11,500	193,215
Marubun Corp.	8,300	62,270
Nippon Electric Glass Co., Ltd.	29,300	814,734
Nippon Signal Co., Ltd.	8,700	84,514
Nissha Co., Ltd.	3,400	70,170
Nohmi Bosai Ltd.	6,966	148,986
Oki Electric Industry Co., Ltd.	40,700	455,631
Optex Group Co., Ltd.	5,000	139,936
Osaki Electric Co., Ltd.	11,700	89,890
Riken Keiki Co., Ltd.	900	20,346
Ryoden Corp.	7,000	114,197
Ryosan Co., Ltd.	9,000	329,888
Sanshin Electronics Co., Ltd.	7,600	132,081
Satori Electric Co., Ltd.	10,000	91,997
Siix Corp.	3,100	67,981
Sumida Corp.	4,700	52,955
Tachibana Eletech Co., Ltd.	5,900	108,023
Taiyo Yuden Co., Ltd.	9,600	268,244
Tamura Corp.	15,900	100,770
Tokyo Electron Device Ltd.	4,200	76,784
Topcon Corp.	7,000	120,074
Tsuzuki Denki Co., Ltd.	7,100	69,933
UKC Holdings Corp.	1,900	38,732
V Technology Co., Ltd.	300	55,469
Vitec Holdings Co., Ltd.	5,700	114,962

Total Electronic Equipment, Instruments & Components		8,626,803

Energy Equipment & Services - 0.3%
Modec, Inc.	7,100	196,786
Shinko Plantech Co., Ltd.	22,100	223,065
Toyo Kanetsu K.K.	2,600	94,831

Total Energy Equipment & Services		514,682

Food & Staples Retailing - 2.2%
Ain Holdings, Inc.	2,300	169,647
Arcs Co., Ltd.	10,000	272,649
Axial Retailing, Inc.	2,200	83,619
Belc Co., Ltd.	2,800	148,133
Cawachi Ltd.	6,600	135,081
Cocokara fine, Inc.	2,800	172,148
Create SD Holdings Co., Ltd.	5,700	163,901
Heiwado Co., Ltd.	7,100	176,915
Inageya Co., Ltd.	4,500	73,818
Kato Sangyo Co., Ltd.	6,600	225,830
Kobe Bussan Co., Ltd.	3,800	187,316
Life Corp.	3,200	79,534
Ministop Co., Ltd.	3,900	78,694
Mitsubishi Shokuhin Co., Ltd.	7,100	189,479
Nihon Chouzai Co., Ltd.	4,100	108,899
Nishimoto Co., Ltd.	2,200	114,404
Okuwa Co., Ltd.	6,000	62,944
Qol Co., Ltd.	5,700	106,626
Retail Partners Co., Ltd.	1,100	16,624
San-A Co., Ltd.	2,900	143,213
Shoei Foods Corp.	800	28,132
Sogo Medical Co., Ltd.	1,400	29,285
United Super Markets Holdings, Inc.	13,500	174,654
Valor Holdings Co., Ltd.	10,100	230,422
Yamatane Corp.	5,000	103,778
Yaoko Co., Ltd.	3,900	215,131
Yokohama Reito Co., Ltd.	4,400	40,081

Total Food & Staples Retailing		3,530,957

Food Products - 3.5%
Ariake Japan Co., Ltd.	1,900	163,644
Chubu Shiryo Co., Ltd.	3,200	56,249
DyDo Group Holdings, Inc.	1,700	100,989
Ezaki Glico Co., Ltd.	6,500	312,193
Feed One Co., Ltd.	39,700	82,794
Fuji Oil Holdings, Inc.	11,051	397,084
Fujicco Co., Ltd.	4,900	125,458
Hokuto Corp.	6,500	116,016
Itoham Yonekyu Holdings, Inc.	43,000	369,963
J-Oil Mills, Inc.	5,000	179,660
Kagome Co., Ltd.	5,700	189,374
Kameda Seika Co., Ltd.	2,300	122,927
Kewpie Corp.	21,200	534,570
Kotobuki Spirits Co., Ltd.	900	47,127
Kyokuyo Co., Ltd.	2,600	84,386
Marudai Food Co., Ltd.	10,000	45,502
Maruha Nichiro Corp.	5,800	233,278
Megmilk Snow Brand Co., Ltd.	6,800	181,411
Mitsui Sugar Co., Ltd.	6,500	201,575
Morinaga & Co., Ltd.	5,400	258,872

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
Morinaga Milk Industry Co., Ltd.	4,100	$153,243
Nippon Flour Mills Co., Ltd.	12,900	224,307
Nippon Suisan Kaisha Ltd.	58,900	290,339
Nisshin Oillio Group Ltd. (The)	4,500	135,286
Prima Meat Packers Ltd.	43,000	248,842
Rock Field Co., Ltd.	6,900	118,857
S Foods, Inc.	2,800	109,836
Sakata Seed Corp.	3,500	132,397
Showa Sangyo Co., Ltd.	7,000	182,829
Starzen Co., Ltd.	2,500	132,036
Warabeya Nichiyo Holdings Co., Ltd.	3,600	82,618

Total Food Products		5,613,662

Gas Utilities - 0.7%
Hokkaido Gas Co., Ltd.	39,000	110,910
Nippon Gas Co., Ltd.	3,900	227,455
Saibu Gas Co., Ltd.	8,200	221,944
Shizuoka Gas Co., Ltd.	14,400	132,085
Toho Gas Co., Ltd.	13,800	477,795

Total Gas Utilities		1,170,189

Health Care Equipment & Supplies - 1.4%
Daiken Medical Co., Ltd.	7,000	48,282
Eiken Chemical Co., Ltd.	6,200	131,932
Hogy Medical Co., Ltd.	5,000	223,898
Jeol Ltd.	11,000	113,312
Mani, Inc.	3,300	148,517
Menicon Co., Ltd.	1,000	26,814
Nagaileben Co., Ltd.	9,200	233,893
Nakanishi, Inc.	10,200	231,598
Nihon Kohden Corp.	11,400	317,510
Nikkiso Co., Ltd.	12,800	129,889
Nipro Corp.	36,423	420,904
Paramount Bed Holdings Co., Ltd.	4,203	180,240

Total Health Care Equipment & Supplies		2,206,789

Health Care Providers & Services - 1.6%
As One Corp.	3,700	256,877
BML, Inc.	6,800	175,272
Japan Lifeline Co., Ltd.	9,000	221,171
Miraca Holdings, Inc.	22,800	679,276
NichiiGakkan Co., Ltd.	16,000	181,574
Ship Healthcare Holdings, Inc.	8,559	322,996
Solasto Corp.	15,400	171,984
Toho Holdings Co., Ltd.	9,900	241,590
Tokai Corp.	2,400	51,720
Tsukui Corp.	5,800	52,363
Vital KSK Holdings, Inc.	14,800	154,193
WIN-Partners Co., Ltd.	5,500	74,631

Total Health Care Providers & Services		2,583,647

Health Care Technology - 0.0%
EM Systems Co., Ltd.	3,300	33,576

Hotels, Restaurants & Leisure - 2.5%
Aeon Fantasy Co., Ltd.	300	17,524
Create Restaurants Holdings, Inc.	9,100	133,175
Doutor Nichires Holdings Co., Ltd.	4,100	81,434
Fuji Kyuko Co., Ltd.	1,200	35,860
Hiday Hidaka Corp.	4,720	105,722
HIS Co., Ltd.	3,400	102,523
Ichibanya Co., Ltd.	3,900	170,415
KOMEDA Holdings Co., Ltd.	12,000	236,067
Koshidaka Holdings Co., Ltd.	1,100	16,187
Kyoritsu Maintenance Co., Ltd.	3,200	175,651
MOS Food Services, Inc.	4,200	123,992
Ohsho Food Service Corp.	5,100	290,994
Plenus Co., Ltd.	10,100	165,590
Renaissance, Inc.	400	9,097
Resorttrust, Inc.	19,800	350,363
Round One Corp.	12,900	202,995
Royal Holdings Co., Ltd.	4,400	120,562
Saizeriya Co., Ltd.	4,400	100,700
SFP Holdings Co., Ltd.	2,800	50,911
Shidax Corp.	26,400	112,021
Skylark Co., Ltd.	45,600	674,747
St. Marc Holdings Co., Ltd.	2,500	61,707
Tokyo Dome Corp.	11,300	100,998
Tokyotokeiba Co., Ltd.	3,400	147,032
Toridoll Holdings Corp.	1,700	40,196
Yoshinoya Holdings Co., Ltd.	8,000	159,545
Zensho Holdings Co., Ltd.	10,800	274,278

Total Hotels, Restaurants & Leisure		4,060,286

Household Durables - 2.0%
Cleanup Corp.	8,198	64,391
ES-Con Japan Ltd.	22,100	129,689
FJ Next Co., Ltd.	9,200	85,052
Foster Electric Co., Ltd.	11,506	165,269
France Bed Holdings Co., Ltd.	4,500	39,489
Fuji Corp., Ltd.	15,300	136,749
Fujitsu General Ltd.	20,400	319,357
Hoosiers Holdings	8,100	58,283
JVC Kenwood Corp.	15,300	43,373
Ki-Star Real Estate Co., Ltd.	3,200	75,981
Meiwa Estate Co., Ltd.	4,000	23,834
Misawa Homes Co., Ltd.	13,800	114,621
Mitsui Home Co., Ltd.	10,000	60,308
Nihon House Holdings Co., Ltd.	14,200	72,048
Nissei Build Kogyo Co., Ltd.	6,300	64,840
Pressance Corp.	9,200	142,196
Sanei Architecture Planning Co., Ltd.	1,600	27,142
Sangetsu Corp.	17,700	358,586
Starts Corp., Inc.	8,900	217,026
Sumitomo Forestry Co., Ltd.	46,700	707,046
Tama Home Co., Ltd.	5,500	51,095
Tamron Co., Ltd.	8,700	154,733
Toa Corp.	2,600	28,614
Zojirushi Corp.	13,000	158,913

Total Household Durables		3,298,635

Household Products - 0.2%
Earth Corp.	3,700	188,399
ST Corp.	1,800	53,871

Total Household Products		242,270

Independent Power & Renewable Electricity Producers - 0.0%
West Holdings Corp.	2,300	15,366

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
Industrial Conglomerates - 0.5%
Mie Kotsu Group Holdings, Inc.	23,800	$116,244
Nisshinbo Holdings, Inc.	31,200	335,196
TOKAI Holdings Corp.	34,200	330,993

Total Industrial Conglomerates		782,433

Internet & Catalog Retail - 0.2%
ASKUL Corp.(a)	5,600	181,502
Belluna Co., Ltd.	11,500	145,041

Total Internet & Catalog Retail		326,543

Internet Software & Services - 1.4%
COOKPAD, Inc.	4,000	18,454
DeNA Co., Ltd.	22,800	427,532
Dip Corp.	7,900	203,054
F@N Communications, Inc.	10,500	70,907
GMO Internet, Inc.	11,100	264,460
Gurunavi, Inc.	25,000	204,938
Infomart Corp.	8,700	115,618
Internet Initiative Japan, Inc.	5,600	112,592
Mixi, Inc.	31,400	794,886

Total Internet Software & Services		2,212,441

IT Services - 1.6%
Digital Garage, Inc.	3,400	132,145
DTS Corp.	5,500	204,329
Future Corp.	12,000	147,447
I-Net Corp.	1,600	25,640
Infocom Corp.	3,200	87,826
Information Services International-Dentsu Ltd.	5,800	174,631
Kanematsu Electronics Ltd.	7,000	256,579
LAC Co., Ltd.	3,500	54,318
NEC Networks & System Integration Corp.	11,400	256,581
NET One Systems Co., Ltd.	15,600	268,298
Nihon Unisys Ltd.	16,700	419,743
NS Solutions Corp.	16,500	416,056
Transcosmos, Inc.	5,900	141,527

Total IT Services		2,585,120

Leisure Products - 1.4%
Fields Corp.	4,000	37,774
Furyu Corp.	1,900	16,330
GLOBERIDE, Inc.	200	7,259
Heiwa Corp.	30,600	738,721
Mizuno Corp.	4,400	164,456
Sankyo Co., Ltd.	29,300	1,146,711
Tomy Co., Ltd.	17,200	142,861

Total Leisure Products		2,254,112

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	6,000	128,705

Machinery - 5.9%
Aichi Corp.	12,300	72,069
Aida Engineering Ltd.	10,700	104,039
Alinco, Inc.	11,400	110,125
Anest Iwata Corp.	11,000	118,675
Asahi Diamond Industrial Co., Ltd.	13,800	97,552
Bando Chemical Industries Ltd.	15,600	172,246
CKD Corp.	7,600	125,014
DMG Mori Co., Ltd.	26,300	364,945
Ebara Corp.	9,300	289,247
Fujitec Co., Ltd.	15,200	187,315
Fukushima Industries Corp.	1,700	77,967
Furukawa Co., Ltd.	16,300	241,781
Giken Ltd.	6,900	160,407
Glory Ltd.	17,800	498,172
Hirata Corp.	1,900	136,370
Hitachi Zosen Corp.	21,235	100,074
Hokuetsu Industries Co., Ltd.	9,900	96,350
Hosokawa Micron Corp.	200	12,423
Iseki & Co., Ltd.	5,500	98,167
Japan Steel Works Ltd. (The)	6,803	171,664
Juki Corp.	3,900	39,294
Kato Works Co., Ltd.	4,400	110,432
Kito Corp.	5,500	105,814
Kitz Corp.	22,200	182,186
Kurita Water Industries Ltd.	14,800	422,227
Kyokuto Kaihatsu Kogyo Co., Ltd.	5,400	82,488
Makino Milling Machine Co., Ltd.	14,000	108,951
Max Co., Ltd.	7,800	98,728
Meidensha Corp.	27,000	97,504
METAWATER Co., Ltd.	5,200	151,167
Mitsubishi Logisnext Co., Ltd.	9,400	107,523
Mitsuboshi Belting Ltd.	13,000	163,373
Miura Co., Ltd.	8,400	204,227
Morita Holdings Corp.	6,000	121,121
Nachi-Fujikoshi Corp.	2,800	125,256
Nippon Thompson Co., Ltd.	15,300	120,035
Nissei ASB Machine Co., Ltd.	2,100	109,394
Nitta Corp.	3,800	149,235
Nitto Kohki Co., Ltd.	6,800	159,249
Noritake Co., Ltd.	1,800	99,779
NTN Corp.	162,400	665,640
Obara Group, Inc.	2,400	136,939
Oiles Corp.	3,600	68,578
OKUMA Corp.	4,000	211,619
OSG Corp.	13,300	274,129
Rheon Automatic Machinery Co., Ltd.	900	15,690
Ryobi Ltd.	6,000	197,445
Shibuya Corp.	1,100	33,716
Shima Seiki Manufacturing Ltd.	2,300	109,845
Shinmaywa Industries Ltd.	16,100	189,249
Sodick Co., Ltd.	18,500	168,857
Star Micronics Co., Ltd.	8,200	127,036
Tadano Ltd.	15,600	191,681
Takeuchi Manufacturing Co., Ltd.	3,800	80,004
Takuma Co., Ltd.	6,000	73,128
Tocalo Co., Ltd.	15,400	161,139
Toshiba Machine Co., Ltd.	25,000	119,397
Tsubaki Nakashima Co., Ltd.	10,200	240,439
Tsubakimoto Chain Co.	37,000	293,956
Tsugami Corp.	6,000	53,248
Union Tool Co.	2,300	71,950
YAMABIKO Corp.	4,800	57,592

Total Machinery		9,533,862

Marine - 0.6%
Iino Kaiun Kaisha Ltd.	29,800	135,326

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
Mitsui OSK Lines Ltd.	8,700	$209,557
Nippon Yusen K.K.	19,100	379,190
NS United Kaiun Kaisha Ltd.	10,200	198,263

Total Marine		922,336

Media - 1.5%
AOI TYO Holdings, Inc.	5,000	70,464
Asahi Broadcasting Group Holdings Corp.	1,800	13,537
Avex, Inc.	13,800	191,616
D.A. Consortium Holdings, Inc.	5,900	164,592
Daiichikosho Co., Ltd.	10,300	497,495
Intage Holdings, Inc.	11,200	126,697
Kadokawa Dwango	5,800	64,145
SKY Perfect JSAT Holdings, Inc.	122,100	582,032
Toei Animation Co., Ltd.	4,400	153,731
Toei Co., Ltd.	1,100	112,716
Tow Co., Ltd.	10,700	78,633
Tv Tokyo Holdings Corp.	4,400	134,465
Wowow, Inc.	4,700	149,149
Zenrin Co., Ltd.	6,600	159,809

Total Media		2,499,081

Metals & Mining - 3.7%
Aichi Steel Corp.	3,800	146,319
Asahi Holdings, Inc.	8,000	149,145
Daido Steel Co., Ltd.	10,200	471,485
Daiki Aluminium Industry Co., Ltd.	1,800	11,164
Dowa Holdings Co., Ltd.	17,000	524,128
Godo Steel Ltd.	8,200	155,242
Hakudo Co., Ltd.	5,102	108,198
Kobe Steel Ltd.	90,000	823,906
Kurimoto Ltd.	6,600	116,371
Kyoei Steel Ltd.	9,300	175,983
Maruichi Steel Tube Ltd.	20,300	688,182
Mitsubishi Materials Corp.	34,200	940,180
Mitsui Mining & Smelting Co., Ltd.	6,300	268,176
Nippon Light Metal Holdings Co., Ltd.	158,400	356,084
Nisshin Steel Co., Ltd.	21,400	295,405
Sanyo Special Steel Co., Ltd.	4,500	107,457
Toho Titanium Co., Ltd.	10,600	97,516
Toho Zinc Co., Ltd.	2,200	81,434
Tokyo Rope Manufacturing Co., Ltd.	4,200	67,001
Tokyo Steel Manufacturing Co., Ltd.	14,800	131,478
Topy Industries Ltd.	3,800	105,494
UACJ Corp.	10,253	221,046

Total Metals & Mining		6,041,394

Multiline Retail - 0.7%
Fuji Co., Ltd.	5,500	115,000
H2O Retailing Corp.	22,100	352,954
MrMax Holdings Ltd.	14,200	87,432
Parco Co., Ltd.	11,500	125,315
Seria Co., Ltd.	4,100	196,921
Takashimaya Co., Ltd.	36,000	308,112

Total Multiline Retail		1,185,734

Oil, Gas & Consumable Fuels - 1.0%
BP Castrol K.K.	8,200	119,856
Cosmo Energy Holdings Co., Ltd.	12,300	431,969
Fuji Oil Co., Ltd.	19,700	73,987
Itochu Enex Co., Ltd.	34,300	334,747
Nippon Coke & Engineering Co., Ltd.	120,900	128,797
Sala Corp.	21,800	137,179
San-Ai Oil Co., Ltd.	15,700	193,619
Sinanen Holdings Co., Ltd.	5,400	136,310

Total Oil, Gas & Consumable Fuels		1,556,464

Paper & Forest Products - 0.7%
Daiken Corp.	4,100	94,574
Daio Paper Corp.	11,400	158,703
Hokuetsu Kishu Paper Co., Ltd.	49,700	255,758
Nippon Paper Industries Co., Ltd.	40,500	646,450

Total Paper & Forest Products		1,155,485

Personal Products - 0.9%
Artnature, Inc.	1,800	11,132
Ci:z Holdings Co., Ltd.	5,600	266,438
Fancl Corp.	7,100	355,753
Mandom Corp.	5,700	177,538
Milbon Co., Ltd.	4,000	179,298
Noevir Holdings Co., Ltd.	6,600	476,089

Total Personal Products		1,466,248

Pharmaceuticals - 1.6%
Fuji Pharma Co., Ltd.	5,600	96,160
JCR Pharmaceuticals Co., Ltd.	1,800	109,367
Kaken Pharmaceutical Co., Ltd.	10,600	544,522
KYORIN Holdings, Inc.	14,900	309,394
Mochida Pharmaceutical Co., Ltd.	3,300	240,428
Nichi-iko Pharmaceutical Co., Ltd.	8,500	125,392
Sawai Pharmaceutical Co., Ltd.	10,700	486,869
Seikagaku Corp.	5,200	69,809
Torii Pharmaceutical Co., Ltd.	2,400	58,329
Towa Pharmaceutical Co., Ltd.	2,200	117,781
Tsumura & Co.	9,700	313,510
ZERIA Pharmaceutical Co., Ltd.	7,800	168,795

Total Pharmaceuticals		2,640,356

Professional Services - 1.6%
Altech Corp.	5,500	120,115
Benefit One, Inc.	7,400	209,109
en-japan, Inc.	3,800	191,775
FULLCAST Holdings Co., Ltd.	5,000	127,748
Funai Soken Holdings, Inc.	4,640	103,344
JAC Recruitment Co., Ltd.	7,600	164,055
Link And Motivation, Inc.	3,100	37,363
Meitec Corp.	7,700	369,828
Nomura Co., Ltd.	7,000	154,643
Outsourcing, Inc.	7,600	141,070

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
Space Co., Ltd.	5,529	$72,678
Tanseisha Co., Ltd.	9,900	125,577
TechnoPro Holdings, Inc.	5,300	325,852
Trust Tech, Inc.	1,800	63,296
Weathernews, Inc.	1,400	42,531
World Holdings Co., Ltd.	3,500	106,487
YAMADA Consulting Group Co., Ltd.	1,900	54,805
Yumeshin Holdings Co., Ltd.	23,400	245,271

Total Professional Services		2,655,547

Real Estate Management & Development - 2.9%
Airport Facilities Co., Ltd.	7,000	38,929
Daibiru Corp.	12,900	131,254
Daikyo, Inc.	21,000	459,757
Goldcrest Co., Ltd.	5,500	89,527
Heiwa Real Estate Co., Ltd.	3,600	64,190
Japan Property Management Center Co., Ltd.	5,500	64,799
Katitas Co., Ltd.	1,800	64,109
Keihanshin Building Co., Ltd.	14,800	122,125
Kenedix, Inc.	21,700	132,044
Leopalace21 Corp.	70,400	385,797
Nippon Commercial Development Co., Ltd.	5,900	97,636
Nisshin Fudosan Co.	9,000	56,065
NTT Urban Development Corp.	48,900	525,356
Open House Co., Ltd.	7,200	426,416
Prospect Co., Ltd.	387,000	174,694
Raysum Co., Ltd.	12,700	186,547
SAMTY Co., Ltd.	7,700	141,119
Shinoken Group Co., Ltd.	5,200	79,151
Sun Frontier Fudousan Co., Ltd.	8,100	95,871
Takara Leben Co., Ltd.	57,600	215,808
Tateru, Inc.	5,700	94,121
TOC Co., Ltd.	20,300	147,900
Tokyo Tatemono Co., Ltd.	41,200	565,749
Tosei Corp.	12,500	132,488
Unizo Holdings Co., Ltd.	12,500	233,038

Total Real Estate Management & Development		4,724,490

Road & Rail - 1.8%
Fukuyama Transporting Co., Ltd.	5,000	255,496
Hamakyorex Co., Ltd.	1,900	55,749
Hitachi Transport System Ltd.	13,000	333,083
Ichinen Holdings Co., Ltd.	7,700	95,794
Maruzen Showa Unyu Co., Ltd.	29,000	132,479
Nankai Electric Railway Co., Ltd.	9,200	255,406
Nikkon Holdings Co., Ltd.	13,800	362,427
Nishi-Nippon Railroad Co., Ltd.	7,100	193,260
Sakai Moving Service Co., Ltd.	1,800	89,378
Sankyu, Inc.	7,500	394,077
Senko Group Holdings Co., Ltd.	36,700	290,247
Sotetsu Holdings, Inc.	13,300	407,051
Trancom Co., Ltd.	400	27,482

Total Road & Rail		2,891,929

Semiconductors & Semiconductor Equipment - 1.2%
Ferrotec Holdings Corp.	3,100	47,914
Japan Material Co., Ltd.	8,500	131,531
Lasertec Corp.	7,100	199,991
MegaChips Corp.	2,992	79,848
Mimasu Semiconductor Industry Co., Ltd.	4,400	70,867
Mitsui High-Tec, Inc.	4,600	58,473
NuFlare Technology, Inc.	2,200	135,259
Optorun Co., Ltd.	3,800	146,147
Sanken Electric Co., Ltd.	11,000	58,394
Shindengen Electric Manufacturing Co., Ltd.	1,100	52,634
Shinko Electric Industries Co., Ltd.	35,300	315,825
Tokyo Seimitsu Co., Ltd.	9,500	314,337
Ulvac, Inc.	5,600	214,364
Yamaichi Electronics Co., Ltd.	5,000	68,478

Total Semiconductors & Semiconductor Equipment		1,894,062

Software - 1.6%
Broadleaf Co., Ltd.	26,000	157,270
Capcom Co., Ltd.	16,900	416,530
COLOPL, Inc.	35,200	238,342
Computer Engineering & Consulting Ltd.	1,000	36,880
Cresco Ltd.	2,700	79,344
Fuji Soft, Inc.	3,000	126,619
Fukui Computer Holdings, Inc.	4,500	74,265
GungHo Online Entertainment, Inc.	74,300	189,163
Koei Tecmo Holdings Co., Ltd.	28,200	554,504
Marvelous, Inc.	11,300	93,142
Miroku Jyoho Service Co., Ltd.	2,900	73,047
MTI Ltd.	5,600	31,295
NSD Co., Ltd.	8,700	198,247
SRA Holdings	3,300	91,166
Systena Corp.	14,200	145,122

Total Software		2,504,936

Specialty Retail - 4.2%
Adastria Co., Ltd.	22,122	280,607
Alpen Co., Ltd.	8,500	182,869
AOKI Holdings, Inc.	18,700	272,823
Aoyama Trading Co., Ltd.	20,600	688,123
Arcland Sakamoto Co., Ltd.	5,200	78,119
Autobacs Seven Co., Ltd.	21,700	384,768
Bic Camera, Inc.	14,400	222,178
Chiyoda Co., Ltd.	8,400	194,141
DCM Holdings Co., Ltd.	41,800	391,716
EDION Corp.	22,400	225,891
Geo Holdings Corp.	12,000	160,989
Gfoot Co., Ltd.	5,200	36,618
Honeys Holdings Co., Ltd.	10,800	92,824
IDOM, Inc.	1,600	8,855
JINS, Inc.	800	45,718
Joshin Denki Co., Ltd.	2,800	87,717
K’s Holdings Corp.	47,568	494,297
Keiyo Co., Ltd.(a)	23,700	117,682
Kohnan Shoji Co., Ltd.	7,600	176,955
Komeri Co., Ltd.	4,900	124,397
Konaka Co., Ltd.	5,600	26,340
LIXIL VIVA Corp.	12,000	186,232
Nishimatsuya Chain Co., Ltd.	14,500	166,776
Nojima Corp.	5,800	128,970

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

Investments	Shares	Value
PAL GROUP Holdings Co., Ltd.	3,700	$87,485
PC Depot Corp.	1,000	5,236
Right On Co., Ltd.	10,900	105,098
Sac’s Bar Holdings, Inc.	13,200	118,337
Sanrio Co., Ltd.	24,357	471,901
Shimachu Co., Ltd.	12,200	387,704
T-Gaia Corp.	14,900	380,689
United Arrows Ltd.	3,900	145,768
VT Holdings Co., Ltd.	25,054	131,869
Xebio Holdings Co., Ltd.	5,400	86,047
Yellow Hat Ltd.	4,900	144,879

Total Specialty Retail		6,840,618

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	6,900	161,404
Maxell Holdings Ltd.	13,900	234,166
MCJ Co., Ltd.	21,600	165,171
Riso Kagaku Corp.	10,500	221,916
Roland DG Corp.	500	11,001
Toshiba TEC Corp.	40,000	243,759
Wacom Co., Ltd.	22,500	127,974

Total Technology Hardware, Storage & Peripherals		1,165,391

Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	39,100	661,168
Baroque Japan Ltd.	16,400	146,580
Descente Ltd.	10,600	187,760
Fujibo Holdings, Inc.	1,600	52,002
Goldwin, Inc.	1,600	138,672
Gunze Ltd.	3,200	205,119
Japan Wool Textile Co., Ltd. (The)	21,400	198,805
Kurabo Industries Ltd.	57,000	180,111
Onward Holdings Co., Ltd.	35,239	270,421
Seiko Holdings Corp.	9,200	198,012
Seiren Co., Ltd.	6,300	98,170
Wacoal Holdings Corp.	12,800	373,259
Yondoshi Holdings, Inc.	4,200	102,758

Total Textiles, Apparel & Luxury Goods		2,812,837

Thrifts & Mortgage Finance - 0.1%
Aruhi Corp.	5,600	117,192

Trading Companies & Distributors - 2.3%
Advan Co., Ltd.	6,300	55,000
Alconix Corp.	7,200	103,744
Daiichi Jitsugyo Co., Ltd.	4,500	132,036
Gecoss Corp.	3,600	34,646
Hanwa Co., Ltd.	11,200	427,211
Inaba Denki Sangyo Co., Ltd.	5,500	224,936
Inabata & Co., Ltd.	15,900	220,775
Iwatani Corp.	6,500	226,516
Japan Pulp & Paper Co., Ltd.	3,200	145,606
Kamei Corp.	8,000	110,288
Kanamoto Co., Ltd.	3,100	98,095
Kanematsu Corp.	17,300	250,055
Nagase & Co., Ltd.	19,800	309,607
Nippon Steel & Sumikin Bussan Corp.	8,596	426,832
Nishio Rent All Co., Ltd.	2,200	70,609
Onoken Co., Ltd.	5,800	97,867
Sanyo Trading Co., Ltd.	2,500	47,984
Sato Shoji Corp.	10,500	121,907
Seika Corp.	3,100	67,617
Shinsho Corp.	3,300	86,995
Trusco Nakayama Corp.	5,500	137,394
Wakita & Co., Ltd.	6,000	62,944
Yamazen Corp.	17,200	164,445
Yuasa Trading Co., Ltd.	4,200	134,040

Total Trading Companies & Distributors		3,757,149

Transportation Infrastructure - 0.4%
Kamigumi Co., Ltd.	16,800	349,302
Mitsubishi Logistics Corp.	12,700	274,374
Nissin Corp.	3,000	69,607

Total Transportation Infrastructure		693,283

TOTAL COMMON STOCKS (Cost: $149,072,061)		160,851,189

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.0%
United States - 0.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b)
(Cost: $32,854)(c)	32,854	32,854

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $149,104,915)		160,884,043
Other Assets less Liabilities - 0.8%		1,294,887

NET ASSETS - 100.0%		$162,178,930

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $145,588. The Fund also held collateral for securities on loan of $28,281 that were unsettled. The total market value of the collateral held by the Fund was $183,197. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $150,343.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/5/2018	3,792,695,701	JPY	34,244,539	USD	$844	$—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Hedged SmallCap Equity Fund (DXJS)

June 30, 2018

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	7/5/2018	41,463,024	USD	4,494,741,068	JPY	$878,664	$—
Bank of America N.A.	8/3/2018	33,962,432	USD	3,754,404,215	JPY	—	(2,550)
Barclays Bank PLC	7/5/2018	41,463,024	USD	4,494,877,896	JPY	877,428	—
Canadian Imperial Bank of Commerce	7/5/2018	41,463,024	USD	4,495,669,840	JPY	870,278	—
Citibank N.A.	7/5/2018	3,792,661,456	JPY	34,244,539	USD	534	—
Citibank N.A.	8/3/2018	33,962,432	USD	3,754,387,234	JPY	—	(2,397)
Credit Suisse International	7/5/2018	31,590,877	USD	3,424,697,475	JPY	668,260	—
Goldman Sachs	7/5/2018	493,165,397	JPY	4,487,340	USD	—	(34,402)
Goldman Sachs	7/5/2018	3,792,682,003	JPY	34,244,539	USD	720	—
Goldman Sachs	8/3/2018	33,962,432	USD	3,754,244,591	JPY	—	(1,106)
State Street Bank and Trust	7/5/2018	324,683,104	JPY	2,962,356	USD	—	(30,695)
State Street Bank and Trust	7/5/2018	2,889,553,080	JPY	26,091,079	USD	—	(441)
State Street Bank and Trust	7/5/2018	41,463,024	USD	4,494,915,213	JPY	877,092	—
State Street Bank and Trust	8/3/2018	25,876,140	USD	2,860,247,598	JPY	328	—
UBS AG	7/5/2018	490,982,754	JPY	4,487,340	USD	—	(54,110)
UBS AG	7/5/2018	1,475,327,113	JPY	13,462,021	USD	—	(140,852)
UBS AG	7/5/2018	990,331,816	JPY	8,974,681	USD	—	(32,679)
UBS AG	7/5/2018	3,792,517,629	JPY	34,244,539	USD	—	(764)
UBS AG	8/3/2018	33,962,432	USD	3,754,125,723	JPY	—	(31)

						$4,174,148	$(300,027)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

Japan - 99.3%

Air Freight & Logistics - 0.3%
AIT Corp.	30,400	$322,759
Kintetsu World Express, Inc.	49,200	1,015,848
Konoike Transport Co., Ltd.	52,800	797,017
Maruwa Unyu Kikan Co., Ltd.	25,800	944,513
SBS Holdings, Inc.	17,500	192,277

Total Air Freight & Logistics		3,272,414

Auto Components - 6.6%
Ahresty Corp.	74,900	667,416
Aisan Industry Co., Ltd.	162,400	1,369,400
Daido Metal Co., Ltd.	31,500	321,072
Daikyonishikawa Corp.	106,600	1,561,972
Eagle Industry Co., Ltd.	60,600	974,940
Exedy Corp.	72,525	2,245,842
FCC Co., Ltd.	52,700	1,486,819
Futaba Industrial Co., Ltd.	118,700	745,860
G-Tekt Corp.	77,800	1,317,680
H-One Co., Ltd.	47,700	524,091
IJT Technology Holdings Co., Ltd.	71,700	576,111
Imasen Electric Industrial	73,400	778,630
Kasai Kogyo Co., Ltd.	26,300	325,292
Keihin Corp.	110,421	2,240,021
KYB Corp.	52,440	2,386,111
Musashi Seimitsu Industry Co., Ltd.	32,300	1,068,745
NHK Spring Co., Ltd.	285,200	2,688,113
Nichirin Co., Ltd.	37,400	772,547
Nifco, Inc.	98,872	3,061,716
Nihon Tokushu Toryo Co., Ltd.	33,600	712,557
Nissin Kogyo Co., Ltd.	116,200	2,055,124
NOK Corp.	289,300	5,599,776
Pacific Industrial Co., Ltd.	80,300	1,180,232
Piolax, Inc.	60,000	1,445,222
Press Kogyo Co., Ltd.	110,500	648,445
Riken Corp.	25,600	1,340,496
Sanoh Industrial Co., Ltd.	146,400	933,132
Shoei Co., Ltd.	23,300	823,541
Showa Corp.	57,300	941,507
Sumitomo Riko Co., Ltd.	70,200	719,334
T. RAD Co., Ltd.	22,300	692,565
Tachi-S Co., Ltd.	7,700	128,884
Taiho Kogyo Co., Ltd.	25,200	290,756
Tokai Rika Co., Ltd.	206,358	3,919,805
Topre Corp.	50,000	1,258,972
Toyo Tire & Rubber Co., Ltd.	232,600	3,404,005
Toyoda Gosei Co., Ltd.	151,100	3,831,895
Toyota Boshoku Corp.	321,600	5,920,123
TPR Co., Ltd.	24,600	573,219
TS Tech Co., Ltd.	82,600	3,448,968
Unipres Corp.	90,803	1,779,744
Yokohama Rubber Co., Ltd. (The)	259,200	5,389,226
Yorozu Corp.	25,200	387,902

Total Auto Components		72,537,808

Banks - 6.7%
77 Bank Ltd. (The)	99,500	2,171,187
Akita Bank Ltd. (The)	40,200	1,119,641
Aomori Bank Ltd. (The)	14,762	445,799
Awa Bank Ltd. (The)	119,378	735,032
Bank of Nagoya Ltd. (The)	9,769	339,553
Bank of Okinawa Ltd. (The)	17,180	628,943
Bank of Saga Ltd. (The)	43,780	981,804
Bank of the Ryukyus Ltd.	84,308	1,243,708
Chugoku Bank Ltd. (The)	157,400	1,592,971
Chukyo Bank Ltd. (The)	44,200	929,371
Daishi Bank Ltd. (The)	31,555	1,254,907
Ehime Bank Ltd. (The)	95,477	1,109,366
Eighteenth Bank Ltd. (The)	179,046	467,154
FIDEA Holdings Co., Ltd.	686,000	1,065,246
Fukui Bank Ltd. (The)	40,611	888,371
Gunma Bank Ltd. (The)	524,000	2,753,288
Hachijuni Bank Ltd. (The)	939,300	4,019,575
Hiroshima Bank Ltd. (The)	384,200	2,559,830
Hokkoku Bank Ltd. (The)	40,662	1,600,563
Hokuetsu Bank Ltd. (The)	59,800	1,191,519
Hokuhoku Financial Group, Inc.	199,300	2,653,975
Hyakugo Bank Ltd. (The)	171,300	672,735
Hyakujushi Bank Ltd. (The)	537,000	1,764,709
Iyo Bank Ltd. (The)	302,300	1,997,775
Jimoto Holdings, Inc.	600,400	910,641
Juroku Bank Ltd. (The)	80,100	2,115,945
Keiyo Bank Ltd. (The)	307,684	1,319,459
Kiyo Bank Ltd. (The)	87,890	1,449,691
Kyushu Financial Group, Inc.	746,200	3,604,180
Miyazaki Bank Ltd. (The)	40,000	1,220,602
Musashino Bank Ltd. (The)	38,400	1,140,577
Nanto Bank Ltd. (The)	60,900	1,552,671
Nishi-Nippon Financial Holdings, Inc.	225,300	2,634,077
North Pacific Bank Ltd.	824,115	2,760,318
Ogaki Kyoritsu Bank Ltd. (The)	76,442	1,941,329
Oita Bank Ltd. (The)	8,700	295,721
San-In Godo Bank Ltd. (The)	281,200	2,515,860
Senshu Ikeda Holdings, Inc.	811,640	2,740,517
Shiga Bank Ltd. (The)	195,923	1,002,919
Shikoku Bank Ltd. (The)	34,000	419,609
Suruga Bank Ltd.	305,700	2,735,058
Tochigi Bank Ltd. (The)	265,943	921,971
Toho Bank Ltd. (The)	421,400	1,525,585
Tokyo Kiraboshi Financial Group, Inc.	61,900	1,487,075
TOMONY Holdings, Inc.	81,277	348,545
Towa Bank Ltd. (The)	39,300	403,059
Yamagata Bank Ltd. (The)	24,600	522,804
Yamaguchi Financial Group, Inc.	216,000	2,433,693
Yamanashi Chuo Bank Ltd. (The)	142,000	539,719

Total Banks		72,728,647

Beverages - 0.5%
Ito En Ltd.	45,500	2,107,299
Sapporo Holdings Ltd.	53,398	1,338,265
Takara Holdings, Inc.	163,511	2,161,153

Total Beverages		5,606,717

Building Products - 1.7%
Aica Kogyo Co., Ltd.	76,615	2,690,673
Bunka Shutter Co., Ltd.	34,000	288,539
Central Glass Co., Ltd.	31,686	664,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
Nichias Corp.	174,827	$2,190,763
Nichiha Corp.	23,300	881,389
Nihon Flush Co., Ltd.	16,000	374,559
Nitto Boseki Co., Ltd.	29,199	698,045
Noritz Corp.	23,600	384,580
Okabe Co., Ltd.	141,600	1,232,360
Sankyo Tateyama, Inc.	10,600	132,446
Sanwa Holdings Corp.	295,966	3,136,948
Shin Nippon Air Technologies Co., Ltd.	61,900	933,823
Sinko Industries Ltd.	16,800	300,766
Takara Standard Co., Ltd.	97,831	1,629,560
Takasago Thermal Engineering Co., Ltd.	137,072	2,546,781

Total Building Products		18,086,047

Capital Markets - 3.0%
GCA Corp.	40,900	315,340
GMO Financial Holdings, Inc.	169,470	1,306,617
Ichigo, Inc.	452,200	2,122,909
Ichiyoshi Securities Co., Ltd.	98,288	1,064,827
IwaiCosmo Holdings, Inc.	74,500	964,501
kabu.com Securities Co., Ltd.	547,700	1,775,148
Kyokuto Securities Co., Ltd.	131,500	1,720,250
Marusan Securities Co., Ltd.	324,000	2,977,764
Matsui Securities Co., Ltd.	691,900	6,615,105
Mito Securities Co., Ltd.	323,200	1,170,074
Monex Group, Inc.	283,694	1,639,183
Okasan Securities Group, Inc.	669,000	3,291,699
Sparx Group Co., Ltd.	412,500	938,473
Tokai Tokyo Financial Holdings, Inc.	894,300	5,716,286
Toyo Securities Co., Ltd.	408,000	965,070

Total Capital Markets		32,583,246

Chemicals - 7.2%
Achilles Corp.	37,700	740,964
ADEKA Corp.	109,325	1,753,898
Arakawa Chemical Industries Ltd.	48,200	774,142
Asahi Yukizai Corp.	36,900	759,887
C.I. Takiron Corp.	93,800	528,427
Chugoku Marine Paints Ltd.	110,800	1,104,349
Dainichiseika Color & Chemicals Manufacturing Co., Ltd.	38,642	1,203,583
Denka Co., Ltd.	154,900	5,167,296
DIC Corp.	208,200	6,503,607
Fujimi, Inc.	25,300	560,750
Fujimori Kogyo Co., Ltd.	32,300	1,064,370
Fuso Chemical Co., Ltd.	18,600	480,092
JCU Corp.	10,400	241,961
JSP Corp.	20,923	631,855
Kaneka Corp.	362,000	3,245,303
Kanto Denka Kogyo Co., Ltd.	52,900	440,813
KH Neochem Co., Ltd.	48,200	1,459,947
Koatsu Gas Kogyo Co., Ltd.	106,100	930,105
Konishi Co., Ltd.	24,300	393,793
Kumiai Chemical Industry Co., Ltd.	105,424	827,097
Kureha Corp.	20,764	1,484,683
Lintec Corp.	112,665	3,270,148
Moriroku Holdings Co., Ltd.	37,300	1,009,237
Nihon Nohyaku Co., Ltd.	168,100	1,080,551
Nihon Parkerizing Co., Ltd.	86,200	1,242,046
Nippon Kayaku Co., Ltd.	333,600	3,731,598
Nippon Shokubai Co., Ltd.	44,300	3,203,566
Nippon Soda Co., Ltd.	118,091	653,544
Nippon Valqua Industries Ltd.	24,937	710,299
NOF Corp.	108,400	3,503,562
Okamoto Industries, Inc.	120,436	1,375,448
Okura Industrial Co., Ltd.	9,291	218,583
Osaka Organic Chemical Industry Ltd.	47,700	626,583
Osaka Soda Co., Ltd.	33,600	957,053
Riken Technos Corp.	174,400	872,276
Sakai Chemical Industry Co., Ltd.	1,400	37,703
Sakata INX Corp.	46,100	602,236
Sanyo Chemical Industries Ltd.	22,735	985,221
Sekisui Plastics Co., Ltd.	69,400	694,846
Shikoku Chemicals Corp.	61,300	856,147
Sumitomo Bakelite Co., Ltd.	224,092	2,160,703
Sumitomo Seika Chemicals Co., Ltd.	18,200	908,644
T Hasegawa Co., Ltd.	22,100	482,044
Taiyo Holdings Co., Ltd.	73,991	3,039,399
Takasago International Corp.	31,200	998,546
Tayca Corp.	24,000	486,435
Toagosei Co., Ltd.	131,500	1,519,614
Tokuyama Corp.	34,100	1,094,439
Tokyo Ohka Kogyo Co., Ltd.	37,400	1,443,461
Toyo Ink SC Holdings Co., Ltd.	85,902	2,241,303
Toyobo Co., Ltd.	140,453	2,336,974
Ube Industries Ltd.	166,293	4,322,282
Zeon Corp.	150,700	1,782,305

Total Chemicals		78,743,718

Commercial Services & Supplies - 1.7%
Aeon Delight Co., Ltd.	35,800	1,218,490
Bell System24 Holdings, Inc.	104,200	1,818,432
Daiseki Co., Ltd.	23,207	681,973
Inui Global Logistics Co., Ltd.	67,800	694,129
Kokuyo Co., Ltd.	114,103	2,026,277
Matsuda Sangyo Co., Ltd.	49,500	730,222
Mitsubishi Pencil Co., Ltd.	60,400	1,254,187
Nakamoto Packs Co., Ltd.	44,100	740,541
Nichiban Co., Ltd.	1,200	32,718
Nippon Air Conditioning Services Co., Ltd.	72,300	545,032
Nippon Parking Development Co., Ltd.	423,200	725,933
Okamura Corp.	124,976	1,839,127
Pilot Corp.	16,200	902,397
Prestige International, Inc.	31,400	421,539
Relia, Inc.	98,200	1,401,654
Sato Holdings Corp.	35,438	1,060,596
Toppan Forms Co., Ltd.	191,800	1,941,117

Total Commercial Services & Supplies		18,034,364

Construction & Engineering - 5.8%
Asanuma Corp.	271,000	968,862
Asunaro Aoki Construction Co., Ltd.	81,800	691,975
COMSYS Holdings Corp.	122,100	3,239,759
Daiho Corp.	139,000	828,240
Fudo Tetra Corp.	500,600	935,532
Hazama Ando Corp.	276,900	2,519,886

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
Kandenko Co., Ltd.	249,438	$2,738,379
Kitano Construction Corp.	129,651	538,432
Kumagai Gumi Co., Ltd.	65,300	2,293,297
Kyowa Exeo Corp.	130,666	3,431,656
Kyudenko Corp.	69,190	3,341,909
Maeda Corp.	159,587	1,835,542
Maeda Road Construction Co., Ltd.	113,194	2,153,205
Matsui Construction Co., Ltd.	96,400	829,406
Meisei Industrial Co., Ltd.	97,200	708,170
Mirait Holdings Corp.	71,100	1,101,500
Nippo Corp.	157,258	2,867,884
Nippon Densetsu Kogyo Co., Ltd.	65,800	1,448,889
Nippon Koei Co., Ltd.	16,200	401,910
Nippon Road Co., Ltd. (The)	10,300	530,041
Nishimatsu Construction Co., Ltd.	81,007	2,325,665
Nittoc Construction Co., Ltd.	175,200	1,070,829
Okumura Corp.	137,870	4,499,617
OSJB Holdings Corp.	71,600	180,996
Penta-Ocean Construction Co., Ltd.	248,593	1,665,291
PS Mitsubishi Construction Co., Ltd.	130,200	735,839
Raito Kogyo Co., Ltd.	62,800	656,547
Shinnihon Corp.	59,000	681,271
SHO-BOND Holdings Co., Ltd.	18,200	1,266,844
Sumitomo Densetsu Co., Ltd.	27,100	485,654
Sumitomo Mitsui Construction Co., Ltd.	217,160	1,511,582
Taihei Dengyo Kaisha Ltd.	26,500	671,083
Taikisha Ltd.	36,565	1,110,831
Tekken Corp.	39,700	1,094,962
Toda Corp.	386,549	3,364,179
Tokyo Energy & Systems, Inc.	73,400	842,909
Tokyu Construction Co., Ltd.	130,700	1,270,834
Toshiba Plant Systems & Services Corp.	95,300	2,180,203
Totetsu Kogyo Co., Ltd.	45,179	1,439,822
Toyo Construction Co., Ltd.	62,500	277,615
Yahagi Construction Co., Ltd.	96,505	771,935
Yokogawa Bridge Holdings Corp.	22,300	529,289
Yurtec Corp.	144,400	1,185,028

Total Construction & Engineering		63,223,299

Construction Materials - 0.4%
Geostr Corp.	97,300	550,780
Krosaki Harima Corp.	19,700	1,124,037
Sumitomo Osaka Cement Co., Ltd.	495,404	2,321,263

Total Construction Materials		3,996,080

Consumer Finance - 0.1%
J Trust Co., Ltd.	98,700	815,334

Containers & Packaging - 0.8%
FP Corp.	28,200	1,558,109
Fuji Seal International, Inc.	34,010	1,206,693
Hokkan Holdings Ltd.	110,000	370,424
Nihon Yamamura Glass Co., Ltd.	458,000	777,357
Pack Corp. (The)	27,300	882,354
Rengo Co., Ltd.	253,600	2,232,294
Toyo Seikan Group Holdings Ltd.	117,300	2,060,812

Total Containers & Packaging		9,088,043

Distributors - 0.7%
Arata Corp.	10,000	604,884
Canon Marketing Japan, Inc.	270,000	5,625,965
Doshisha Co., Ltd.	47,200	1,067,875
Happinet Corp.	14,400	182,397

Total Distributors		7,481,121

Diversified Consumer Services - 0.7%
Benesse Holdings, Inc.	161,500	5,730,104
Meiko Network Japan Co., Ltd.	17,886	206,045
Riso Kyoiku Co., Ltd.	55,800	427,196
Studio Alice Co., Ltd.	39,660	939,895
Tokyo Individualized Educational Institute, Inc.	45,000	396,922

Total Diversified Consumer Services		7,700,162

Diversified Financial Services - 0.3%
Financial Products Group Co., Ltd.	182,800	2,358,337
Ricoh Leasing Co., Ltd.	24,300	799,652

Total Diversified Financial Services		3,157,989

Electric Utilities - 0.4%
Hokkaido Electric Power Co., Inc.	25,100	170,861
Okinawa Electric Power Co., Inc. (The)	50,925	1,062,039
Shikoku Electric Power Co., Inc.	256,900	3,437,239

Total Electric Utilities		4,670,139

Electrical Equipment - 2.1%
Chiyoda Integre Co., Ltd.	31,400	688,580
Cosel Co., Ltd.	73,100	925,918
Daihen Corp.	92,000	554,002
Denyo Co., Ltd.	24,800	384,656
Fujikura Ltd.	339,715	2,162,227
Furukawa Electric Co., Ltd.	83,500	2,921,162
GS Yuasa Corp.	377,000	1,718,819
Helios Techno Holding Co., Ltd.	79,300	499,719
Idec Corp.	52,136	1,221,441
Mabuchi Motor Co., Ltd.	100,900	4,800,641
Nippon Carbon Co., Ltd.	17,400	975,525
Nissin Electric Co., Ltd.	191,365	1,763,948
Nitto Kogyo Corp.	71,200	1,423,164
Sanyo Denki Co., Ltd.	14,300	1,018,616
Sinfonia Technology Co., Ltd.	142,000	505,105
Takaoka Toko Co., Ltd.	47,800	846,690
Tatsuta Electric Wire and Cable Co., Ltd.	82,400	419,569
Toyo Tanso Co., Ltd.	13,100	383,781

Total Electrical Equipment		23,213,563

Electronic Equipment, Instruments & Components - 5.3%
Ai Holdings Corp.	31,100	674,421
Amano Corp.	85,635	2,024,037

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
Anritsu Corp.	117,600	$1,614,857
Azbil Corp.	82,954	3,617,278
Canon Electronics, Inc.	58,300	1,174,790
Citizen Watch Co., Ltd.	657,200	4,319,429
CMK Corp.	91,100	580,658
CONEXIO Corp.	69,200	1,203,261
Daiwabo Holdings Co., Ltd.	31,139	1,658,648
Dexerials Corp.	101,500	1,013,488
Elematec Corp.	14,924	354,085
ESPEC Corp.	16,600	326,110
Excel Co., Ltd.	25,912	634,904
FTGroup Co., Ltd.	73,200	877,620
Hagiwara Electric Holdings Co., Ltd.	28,900	804,916
Hakuto Co., Ltd.	29,134	433,992
Hioki EE Corp.	13,800	579,335
Hochiki Corp.	33,500	669,909
Horiba Ltd.	32,400	2,266,962
Ibiden Co., Ltd.	146,500	2,347,650
Innotech Corp.	32,200	412,511
Iriso Electronics Co., Ltd.	13,500	815,375
Japan Aviation Electronics Industry Ltd.	79,000	1,244,572
Kaga Electronics Co., Ltd.	32,300	767,222
Koa Corp.	50,847	1,276,626
Kyosan Electric Manufacturing Co., Ltd.	41,000	253,925
Macnica Fuji Electronics Holdings, Inc.	73,500	1,234,898
Marubun Corp.	50,200	376,619
Maruwa Co., Ltd.	4,900	392,832
Nippon Electric Glass Co., Ltd.	192,200	5,344,432
Nippon Signal Co., Ltd.	50,100	486,684
Nissha Co., Ltd.	49,500	1,021,595
Nohmi Bosai Ltd.	54,291	1,161,155
Oki Electric Industry Co., Ltd.	263,200	2,946,490
Optex Group Co., Ltd.	5,800	162,326
Osaki Electric Co., Ltd.	71,100	546,257
Ryoden Corp.	31,561	514,880
Ryosan Co., Ltd.	58,900	2,158,931
Sanshin Electronics Co., Ltd.	42,400	736,875
Satori Electric Co., Ltd.	38,500	354,187
Shibaura Electronics Co., Ltd.	12,900	517,677
Siix Corp.(a)	24,400	535,075
SMK Corp.	148,000	506,405
Sumida Corp.	77,100	868,693
Tachibana Eletech Co., Ltd.	54,900	1,005,166
Taiyo Yuden Co., Ltd.	70,100	1,958,737
Tamura Corp.	46,200	292,804
Topcon Corp.	43,100	739,313
Tsuzuki Denki Co., Ltd.	39,385	387,930
UKC Holdings Corp.	21,900	446,443
V Technology Co., Ltd.	3,900	721,094
Vitec Holdings Co., Ltd.	31,500	635,318

Total Electronic Equipment, Instruments & Components		57,999,397

Energy Equipment & Services - 0.3%
Modec, Inc.	33,104	917,522
Shinko Plantech Co., Ltd.	134,600	1,358,577
Toyo Kanetsu K.K.	24,700	900,898

Total Energy Equipment & Services		3,176,997

Food & Staples Retailing - 2.3%
Ain Holdings, Inc.	13,900	1,025,261
Albis Co., Ltd.	18,800	543,132
Arcs Co., Ltd.	52,894	1,442,151
Axial Retailing, Inc.	37,200	1,413,912
Belc Co., Ltd.	20,700	1,095,129
Cawachi Ltd.	9,200	188,294
Cocokara fine, Inc.	17,100	1,051,334
Create SD Holdings Co., Ltd.	48,100	1,383,095
Heiwado Co., Ltd.	53,163	1,324,695
Inageya Co., Ltd.	46,800	767,712
Kato Sangyo Co., Ltd.	44,016	1,506,077
Kobe Bussan Co., Ltd.	26,700	1,316,138
Life Corp.	18,700	464,778
Ministop Co., Ltd.	35,900	724,385
Mitsubishi Shokuhin Co., Ltd.	78,100	2,084,265
Nihon Chouzai Co., Ltd.	24,000	637,458
Nishimoto Co., Ltd.	18,300	951,636
Okuwa Co., Ltd.	35,782	375,377
Qol Co., Ltd.	47,400	886,677
San-A Co., Ltd.	15,300	755,573
Shoei Foods Corp.	2,900	101,977
Sogo Medical Co., Ltd.	29,900	625,453
United Super Markets Holdings, Inc.	109,700	1,419,222
Valor Holdings Co., Ltd.	39,091	891,825
Yaoko Co., Ltd.	29,600	1,632,790
Yokohama Reito Co., Ltd.	20,500	186,742

Total Food & Staples Retailing		24,795,088

Food Products - 3.5%
Ariake Japan Co., Ltd.	19,028	1,638,849
Chubu Shiryo Co., Ltd.	29,300	515,028
DyDo Group Holdings, Inc.	15,300	908,897
Ezaki Glico Co., Ltd.	40,700	1,954,805
Feed One Co., Ltd.	206,000	429,612
Fuji Oil Holdings, Inc.	78,700	2,827,843
Fujicco Co., Ltd.	32,700	837,243
Hokuto Corp.	39,591	706,644
Itoham Yonekyu Holdings, Inc.	362,000	3,114,576
J-Oil Mills, Inc.	33,900	1,218,092
Kagome Co., Ltd.	54,600	1,814,003
Kameda Seika Co., Ltd.	19,200	1,026,173
Kenko Mayonnaise Co., Ltd.	20,800	764,285
Kewpie Corp.	134,300	3,386,448
Kotobuki Spirits Co., Ltd.	3,100	162,326
Marudai Food Co., Ltd.	53,000	241,159
Maruha Nichiro Corp.	37,932	1,525,636
Megmilk Snow Brand Co., Ltd.	43,600	1,163,165
Mitsui Sugar Co., Ltd.	42,098	1,305,526
Morinaga & Co., Ltd.	33,087	1,586,169
Morinaga Milk Industry Co., Ltd.	25,382	948,688
Nippon Flour Mills Co., Ltd.	107,083	1,861,977
Nippon Suisan Kaisha Ltd.	301,100	1,484,229
Nisshin Oillio Group Ltd. (The)	34,400	1,034,189
Prima Meat Packers Ltd.	263,000	1,521,988
Rock Field Co., Ltd.	50,300	866,451
S Foods, Inc.	18,600	729,626
Sakata Seed Corp.	22,300	843,561
Showa Sangyo Co., Ltd.	40,800	1,065,629
Starzen Co., Ltd.	18,700	987,631

Total Food Products		38,470,448

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
Gas Utilities - 0.7%
Hokkaido Gas Co., Ltd.	302,000	$858,845
Nippon Gas Co., Ltd.	28,500	1,662,168
Saibu Gas Co., Ltd.	57,000	1,542,780
Shizuoka Gas Co., Ltd.	72,192	662,186
Toho Gas Co., Ltd.	97,000	3,358,417

Total Gas Utilities		8,084,396

Health Care Equipment & Supplies - 1.3%
Daiken Medical Co., Ltd.	132,600	914,607
Eiken Chemical Co., Ltd.	32,070	682,427
Hogy Medical Co., Ltd.	36,000	1,612,062
Jeol Ltd.	55,000	566,560
Mani, Inc.	24,500	1,102,627
Menicon Co., Ltd.	10,500	281,542
Nagaileben Co., Ltd.	39,826	1,012,504
Nakanishi, Inc.	81,000	1,839,164
Nihon Kohden Corp.	72,500	2,019,252
Nikkiso Co., Ltd.	63,000	639,299
Nipro Corp.	200,800	2,320,444
Paramount Bed Holdings Co., Ltd.	26,821	1,150,181

Total Health Care Equipment & Supplies		14,140,669

Health Care Providers & Services - 1.6%
As One Corp.	24,500	1,700,943
BML, Inc.	50,500	1,301,652
Japan Lifeline Co., Ltd.	59,400	1,459,728
Miraca Holdings, Inc.	144,700	4,311,019
NichiiGakkan Co., Ltd.	117,800	1,336,836
Ship Healthcare Holdings, Inc.	51,507	1,943,748
Solasto Corp.	115,700	1,292,113
Toho Holdings Co., Ltd.	72,000	1,757,017
Tokai Corp.	35,800	771,495
Vital KSK Holdings, Inc.	110,100	1,147,072
WIN-Partners Co., Ltd.	53,700	728,670

Total Health Care Providers & Services		17,750,293

Health Care Technology - 0.0%
EM Systems Co., Ltd.	43,400	441,582

Hotels, Restaurants & Leisure - 2.6%
Aeon Fantasy Co., Ltd.	9,100	531,549
Create Restaurants Holdings, Inc.	62,500	914,662
Doutor Nichires Holdings Co., Ltd.	25,853	513,489
Fuji Kyuko Co., Ltd.	25,701	768,025
Hiday Hidaka Corp.	41,880	938,061
HIS Co., Ltd.	20,800	627,202
Ichibanya Co., Ltd.	39,536	1,727,569
KOMEDA Holdings Co., Ltd.	83,100	1,634,766
Koshidaka Holdings Co., Ltd.	24,200	356,123
Kyoritsu Maintenance Co., Ltd.	15,000	823,365
MOS Food Services, Inc.	9,500	280,459
Ohsho Food Service Corp.	30,900	1,763,084
Plenus Co., Ltd.	117,668	1,929,175
Resorttrust, Inc.	131,108	2,319,972
Round One Corp.	93,737	1,475,047
Royal Holdings Co., Ltd.	38,500	1,054,914
Saizeriya Co., Ltd.	12,100	276,924
SFP Holdings Co., Ltd.	8,500	154,552
Shidax Corp.	204,900	869,435
Skylark Co., Ltd.(a)	308,900	4,570,822
St. Marc Holdings Co., Ltd.	14,100	348,029
Tokyo Dome Corp.	67,900	606,879
Tokyotokeiba Co., Ltd.	20,942	905,631
Toridoll Holdings Corp.	8,100	191,522
Yoshinoya Holdings Co., Ltd.	57,300	1,142,741
Zensho Holdings Co., Ltd.	72,200	1,833,599

Total Hotels, Restaurants & Leisure		28,557,596

Household Durables - 2.0%
Clarion Co., Ltd.	61,000	164,113
Cleanup Corp.	111,502	875,789
ES-Con Japan Ltd.	95,200	558,660
FJ Next Co., Ltd.	78,200	722,943
Foster Electric Co., Ltd.	73,500	1,055,735
France Bed Holdings Co., Ltd.	32,900	288,708
Fuji Corp., Ltd.	115,500	1,032,321
Fujitsu General Ltd.	130,000	2,035,119
Hoosiers Holdings	78,900	567,718
JVC Kenwood Corp.	100,700	285,467
Ki-Star Real Estate Co., Ltd.	19,400	460,633
LEC, Inc.	9,800	409,200
Misawa Homes Co., Ltd.	46,800	388,715
Mitsui Home Co., Ltd.	40,000	241,231
Nihon House Holdings Co., Ltd.	93,200	472,879
Nissei Build Kogyo Co., Ltd.	37,300	383,894
Pressance Corp.	76,400	1,180,850
Sanei Architecture Planning Co., Ltd.	5,300	89,908
Sangetsu Corp.	126,700	2,566,829
Starts Corp., Inc.	57,600	1,404,574
Sumitomo Forestry Co., Ltd.	307,600	4,657,114
Tama Home Co., Ltd.	70,200	652,154
Tamron Co., Ltd.	16,866	299,969
Toa Corp.	62,352	686,201
Zojirushi Corp.	65,600	801,899

Total Household Durables		22,282,623

Household Products - 0.2%
Earth Corp.	23,500	1,196,587
ST Corp.	19,300	577,615

Total Household Products		1,774,202

Independent Power & Renewable Electricity Producers - 0.0%
eRex Co., Ltd.	33,000	347,086
West Holdings Corp.	12,100	80,838

Total Independent Power & Renewable Electricity Producers		427,924

Industrial Conglomerates - 0.4%
Mie Kotsu Group Holdings, Inc.	193,100	943,142
Nisshinbo Holdings, Inc.	207,800	2,232,492
TOKAI Holdings Corp.	158,000	1,529,147

Total Industrial Conglomerates		4,704,781

Internet & Catalog Retail - 0.2%
ASKUL Corp.	22,865	741,077
Belluna Co., Ltd.	85,284	1,075,626

Total Internet & Catalog Retail		1,816,703

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
Internet Software & Services - 1.3%
COOKPAD, Inc.	9,300	$42,904
DeNA Co., Ltd.	146,500	2,747,082
Dip Corp.	43,400	1,115,513
F@N Communications, Inc.	59,200	399,780
GMO Internet, Inc.	79,672	1,898,203
Gurunavi, Inc.	151,600	1,242,746
Infomart Corp.	68,100	905,008
Internet Initiative Japan, Inc.	24,700	496,609
Mixi, Inc.	202,100	5,116,132

Total Internet Software & Services		13,963,977

IT Services - 1.6%
Digital Garage, Inc.	24,500	952,219
DTS Corp.	29,991	1,114,187
Future Corp.	71,500	878,540
Infocom Corp.	28,400	779,452
Information Services International-Dentsu Ltd.	32,100	966,492
Kanematsu Electronics Ltd.	54,300	1,990,322
LAC Co., Ltd.	35,700	554,041
NEC Networks & System Integration Corp.	74,079	1,667,304
NET One Systems Co., Ltd.	111,858	1,923,798
Nihon Unisys Ltd.	119,000	2,990,981
NS Solutions Corp.	113,480	2,861,460
Transcosmos, Inc.	42,200	1,012,282

Total IT Services		17,691,078

Leisure Products - 1.5%
Daikoku Denki Co., Ltd.	43,900	739,560
Fields Corp.	114,300	1,079,382
Furyu Corp.	16,100	138,376
GLOBERIDE, Inc.	14,100	511,732
Heiwa Corp.	189,200	4,567,515
Mizuno Corp.	31,323	1,170,742
Sankyo Co., Ltd.	204,100	7,987,844
Tomy Co., Ltd.	36,300	301,503

Total Leisure Products		16,496,654

Life Sciences Tools & Services - 0.1%
EPS Holdings, Inc.	31,300	671,411

Machinery - 5.9%
Aichi Corp.	211,400	1,238,646
Aida Engineering Ltd.	80,400	781,752
Alinco, Inc.	14,100	136,207
Anest Iwata Corp.	85,100	918,110
Bando Chemical Industries Ltd.	47,493	524,389
CKD Corp.	47,041	773,789
DMG Mori Co., Ltd.	181,300	2,515,760
Ebara Corp.	60,800	1,890,995
Fujitec Co., Ltd.	164,561	2,027,949
Fukushima Industries Corp.	15,000	687,943
Furukawa Co., Ltd.	96,200	1,426,954
Giken Ltd.	50,000	1,162,371
Glory Ltd.	116,800	3,268,903
Hirata Corp.	12,200	875,638
Hitachi Zosen Corp.	129,400	609,821
Hokuetsu Industries Co., Ltd.	39,618	385,575
Hosokawa Micron Corp.	11,100	689,460
Japan Steel Works Ltd. (The)	36,104	911,034
Juki Corp.	18,200	183,372
Kato Works Co., Ltd.	30,200	757,965
Kito Corp.	25,900	498,288
Kitz Corp.	111,589	915,762
Kurita Water Industries Ltd.	126,100	3,597,490
Kyokuto Kaihatsu Kogyo Co., Ltd.	23,680	361,726
Makino Milling Machine Co., Ltd.	156,578	1,218,528
Max Co., Ltd.	47,300	598,696
Meidensha Corp.	362,000	1,307,272
METAWATER Co., Ltd.	20,700	601,761
Mitsubishi Logisnext Co., Ltd.	77,300	884,206
Mitsuboshi Belting Ltd.	105,092	1,320,707
Miura Co., Ltd.	77,700	1,889,099
Morita Holdings Corp.	51,805	1,045,781
Nachi-Fujikoshi Corp.	17,700	791,798
Nippon Thompson Co., Ltd.	14,200	111,405
Nissei ASB Machine Co., Ltd.	15,600	812,639
Nitta Corp.	19,900	781,519
Nitto Kohki Co., Ltd.	50,400	1,180,315
Noritake Co., Ltd.	20,700	1,147,456
NS Tool Co., Ltd.	20,200	456,832
NTN Corp.	1,013,900	4,155,741
Obara Group, Inc.	14,879	848,962
Oiles Corp.	20,500	390,511
OKUMA Corp.	25,570	1,352,776
Organo Corp.	24,765	707,635
OSG Corp.	88,200	1,817,908
Rheon Automatic Machinery Co., Ltd.	5,500	95,883
Ryobi Ltd.	44,500	1,464,384
Shibuya Corp.	12,500	383,131
Shima Seiki Manufacturing Ltd.	14,400	687,726
Shinmaywa Industries Ltd.	105,685	1,242,287
Sodick Co., Ltd.	24,700	225,448
Star Micronics Co., Ltd.	50,734	785,984
Tadano Ltd.	99,900	1,227,499
Takeuchi Manufacturing Co., Ltd.	21,500	452,652
Takuma Co., Ltd.	39,600	482,643
Tocalo Co., Ltd.	71,000	742,915
Toshiba Machine Co., Ltd.	148,806	710,679
Tsubaki Nakashima Co., Ltd.	59,200	1,395,488
Tsubakimoto Chain Co.	347,228	2,758,639
Tsugami Corp.	25,000	221,866
Union Tool Co.	14,600	456,724
YAMABIKO Corp.	40,900	490,734
Yushin Precision Equipment Co., Ltd.	22,400	260,068

Total Machinery		64,646,196

Marine - 0.6%
Iino Kaiun Kaisha Ltd.	99,300	450,936
Japan Transcity Corp.	127,700	622,561
Mitsui OSK Lines Ltd.	56,600	1,363,326
Nippon Yusen K.K.	131,700	2,614,619
NS United Kaiun Kaisha Ltd.	67,200	1,306,203

Total Marine		6,357,645

Media - 1.6%
AOI TYO Holdings, Inc.	48,600	684,915
Asahi Broadcasting Group Holdings Corp.	61,600	463,258
Avex, Inc.	61,799	858,095

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
D.A. Consortium Holdings, Inc.	39,300	$1,096,348
Daiichikosho Co., Ltd.	69,900	3,376,202
Intage Holdings, Inc.	86,000	972,852
Kadokawa Dwango	32,700	361,644
Shochiku Co., Ltd.	5,300	767,020
SKY Perfect JSAT Holdings, Inc.	672,600	3,206,183
Toei Animation Co., Ltd.	39,400	1,376,590
Toei Co., Ltd.	10,131	1,038,115
Tv Tokyo Holdings Corp.	36,600	1,118,503
Wowow, Inc.	32,100	1,018,657
Zenrin Co., Ltd.	48,880	1,183,552

Total Media		17,521,934

Metals & Mining - 3.8%
Aichi Steel Corp.	44,700	1,721,171
Asahi Holdings, Inc.	49,700	926,561
Daido Steel Co., Ltd.	67,900	3,138,609
Dowa Holdings Co., Ltd.	105,200	3,243,425
Godo Steel Ltd.	45,900	868,978
Hakudo Co., Ltd.	9,298	197,183
Kobe Steel Ltd.	609,600	5,580,593
Kurimoto Ltd.	50,800	895,702
Kyoei Steel Ltd.	58,814	1,112,934
Maruichi Steel Tube Ltd.	141,700	4,803,715
Mitsubishi Materials Corp.	225,000	6,185,393
Mitsui Mining & Smelting Co., Ltd.	39,800	1,694,190
Nippon Light Metal Holdings Co., Ltd.	1,052,900	2,366,922
Nippon Yakin Kogyo Co., Ltd.	111,300	321,546
Nisshin Steel Co., Ltd.	141,300	1,950,505
OSAKA Titanium Technologies Co., Ltd.	34,100	509,814
Sanyo Special Steel Co., Ltd.	27,200	649,519
Toho Titanium Co., Ltd.	61,500	565,779
Toho Zinc Co., Ltd.	29,496	1,091,803
Tokyo Rope Manufacturing Co., Ltd.	17,500	279,172
Tokyo Steel Manufacturing Co., Ltd.	59,600	529,467
Topy Industries Ltd.	22,700	630,186
UACJ Corp.	78,663	1,695,908

Total Metals & Mining		40,959,075

Multiline Retail - 0.8%
Fuji Co., Ltd.	38,600	807,092
H2O Retailing Corp.	146,400	2,338,118
MrMax Holdings Ltd.	107,390	661,219
Parco Co., Ltd.	71,400	778,042
Seria Co., Ltd.	34,500	1,657,022
Takashimaya Co., Ltd.	236,000	2,019,844

Total Multiline Retail		8,261,337

Oil, Gas & Consumable Fuels - 0.9%
BP Castrol K.K.	50,500	738,135
Cosmo Energy Holdings Co., Ltd.	87,300	3,065,923
Fuji Oil Co., Ltd.	154,100	578,753
Itochu Enex Co., Ltd.	227,481	2,220,078
Nippon Coke & Engineering Co., Ltd.	688,700	733,685
Sala Corp.	152,400	958,993
San-Ai Oil Co., Ltd.	71,916	886,898
Sinanen Holdings Co., Ltd.	34,200	863,298

Total Oil, Gas & Consumable Fuels		10,045,763

Paper & Forest Products - 0.7%
Daiken Corp.	24,300	560,524
Daio Paper Corp.	72,478	1,008,993
Hokuetsu Kishu Paper Co., Ltd.	319,432	1,643,807
Nippon Paper Industries Co., Ltd.	258,700	4,129,297

Total Paper & Forest Products		7,342,621

Personal Products - 0.9%
Ci:z Holdings Co., Ltd.	31,300	1,489,198
Fancl Corp.	50,800	2,545,389
Mandom Corp.	37,406	1,165,085
Milbon Co., Ltd.	29,100	1,304,397
Noevir Holdings Co., Ltd.	42,400	3,058,511

Total Personal Products		9,562,580

Pharmaceuticals - 1.6%
Fuji Pharma Co., Ltd.	30,400	522,013
JCR Pharmaceuticals Co., Ltd.	14,300	868,858
Kaken Pharmaceutical Co., Ltd.	71,100	3,652,408
KYORIN Holdings, Inc.	98,185	2,038,780
Mochida Pharmaceutical Co., Ltd.	21,311	1,552,655
Nichi-iko Pharmaceutical Co., Ltd.	68,300	1,007,558
Sawai Pharmaceutical Co., Ltd.	70,024	3,186,214
Seikagaku Corp.	28,700	385,292
Torii Pharmaceutical Co., Ltd.	14,100	342,682
Towa Pharmaceutical Co., Ltd.	8,900	476,477
Tsumura & Co.	65,400	2,113,773
ZERIA Pharmaceutical Co., Ltd.	60,400	1,307,081

Total Pharmaceuticals		17,453,791

Professional Services - 1.8%
Altech Corp.	44,800	978,389
BayCurrent Consulting, Inc.	9,200	307,733
Benefit One, Inc.	47,400	1,339,430
en-japan, Inc.	15,800	797,382
FULLCAST Holdings Co., Ltd.	38,600	986,214
Funai Soken Holdings, Inc.	53,310	1,187,341
IR Japan Holdings Ltd.	13,900	439,218
JAC Recruitment Co., Ltd.	59,900	1,293,016
Link And Motivation, Inc.	25,300	304,929
Meitec Corp.	51,000	2,449,510
Nomura Co., Ltd.	50,600	1,117,846
Outsourcing, Inc.	51,300	952,221
Pasco Corp.*	227,891	629,573
Quick Co., Ltd.	36,300	569,251
Space Co., Ltd.	35,471	466,264
Tanseisha Co., Ltd.	76,500	970,365
TechnoPro Holdings, Inc.	37,600	2,311,705
Trust Tech, Inc.	15,100	530,985
Weathernews, Inc.	6,673	202,723
World Holdings Co., Ltd.	15,500	471,584

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
YAMADA Consulting Group Co., Ltd.	18,200	$524,976
Yumeshin Holdings Co., Ltd.	122,100	1,279,810

Total Professional Services		20,110,465

Real Estate Management & Development - 2.8%
Airport Facilities Co., Ltd.	69,219	384,949
Daibiru Corp.	145,700	1,482,453
Daikyo, Inc.	132,000	2,889,902
Goldcrest Co., Ltd.	33,500	545,303
Heiwa Real Estate Co., Ltd.	31,368	559,308
Japan Property Management Center Co., Ltd.	47,000	553,740
Katitas Co., Ltd.	12,500	445,199
Keihanshin Building Co., Ltd.	111,300	918,415
Kenedix, Inc.	72,400	440,551
Leopalace21 Corp.	470,600	2,578,921
Nippon Commercial Development Co., Ltd.	27,300	451,775
Nisshin Fudosan Co.	89,900	560,023
NTT Urban Development Corp.	288,100	3,095,193
Open House Co., Ltd.	51,100	3,026,371
Prospect Co., Ltd.	2,698,000	1,217,894
Raysum Co., Ltd.	77,900	1,144,254
SAMTY Co., Ltd.	39,200	718,422
Shinoken Group Co., Ltd.	51,400	782,381
Star Mica Co., Ltd.	17,600	352,588
Sun Frontier Fudousan Co., Ltd.	53,600	634,403
Takara Leben Co., Ltd.	185,000	693,134
Tateru, Inc.	28,000	462,348
TOC Co., Ltd.	56,700	413,099
Tokyo Tatemono Co., Ltd.	268,100	3,681,489
Tosei Corp.	93,100	986,768
Unizo Holdings Co., Ltd.	70,000	1,305,015

Total Real Estate Management & Development		30,323,898

Road & Rail - 1.8%
Fukuyama Transporting Co., Ltd.	35,911	1,835,022
Hitachi Transport System Ltd.	87,200	2,234,222
Ichinen Holdings Co., Ltd.	25,900	322,215
Maruzen Showa Unyu Co., Ltd.	212,000	968,465
Nankai Electric Railway Co., Ltd.	69,700	1,934,975
Nikkon Holdings Co., Ltd.	94,060	2,470,280
Nishi-Nippon Railroad Co., Ltd.	65,800	1,791,062
Sakai Moving Service Co., Ltd.	10,700	531,305
Sankyu, Inc.	52,906	2,779,876
Senko Group Holdings Co., Ltd.	264,656	2,093,068
Sotetsu Holdings, Inc.	95,200	2,913,628

Total Road & Rail		19,874,118

Semiconductors & Semiconductor Equipment - 1.1%
Ferrotec Holdings Corp.	900	13,911
Japan Material Co., Ltd.	42,700	660,748
Lasertec Corp.	50,400	1,419,654
MegaChips Corp.	16,000	426,994
Mimasu Semiconductor Industry Co., Ltd.	16,427	264,576
Mitsui High-Tec, Inc.	40,300	512,277
NuFlare Technology, Inc.	15,800	971,408
Optorun Co., Ltd.	28,500	1,096,104
Sanken Electric Co., Ltd.	108,000	573,322
Shindengen Electric Manufacturing Co., Ltd.	6,000	287,094
Shinko Electric Industries Co., Ltd.	228,053	2,040,361
Tokyo Seimitsu Co., Ltd.	48,200	1,594,845
Ulvac, Inc.	36,800	1,408,676
Yamaichi Electronics Co., Ltd.	38,300	524,544

Total Semiconductors & Semiconductor Equipment		11,794,514

Software - 1.6%
Broadleaf Co., Ltd.	150,800	912,165
Capcom Co., Ltd.	121,226	2,987,830
COLOPL, Inc.	238,200	1,612,874
Computer Engineering & Consulting Ltd.	17,200	634,334
Cresco Ltd.	22,000	646,504
Fuji Soft, Inc.	25,400	1,072,044
Fukui Computer Holdings, Inc.	32,500	536,361
GungHo Online Entertainment, Inc.	471,900	1,201,425
Koei Tecmo Holdings Co., Ltd.	200,000	3,932,650
Marvelous, Inc.	67,700	558,029
Miroku Jyoho Service Co., Ltd.	13,100	329,969
MTI Ltd.	22,600	126,298
NSD Co., Ltd.	80,900	1,843,467
SRA Holdings	19,200	530,420
Systena Corp.	104,600	1,068,995

Total Software		17,993,365

Specialty Retail - 4.3%
Adastria Co., Ltd.	138,100	1,751,731
Alpen Co., Ltd.	61,900	1,331,718
AOKI Holdings, Inc.	182,154	2,657,526
Aoyama Trading Co., Ltd.	165,000	5,511,669
Arcland Sakamoto Co., Ltd.	30,216	453,929
Autobacs Seven Co., Ltd.	135,500	2,402,582
Bic Camera, Inc.	89,300	1,377,815
Chiyoda Co., Ltd.	53,691	1,240,906
DCM Holdings Co., Ltd.	268,045	2,511,901
EDION Corp.	131,739	1,328,511
Geo Holdings Corp.	71,400	957,887
Gfoot Co., Ltd.	71,339	502,365
IDOM, Inc.	12,960	71,724
JINS, Inc.	11,700	668,632
Joshin Denki Co., Ltd.	17,300	541,967
K’s Holdings Corp.	319,896	3,324,157
Keiyo Co., Ltd.	180,400	895,770
Kohnan Shoji Co., Ltd.	58,300	1,357,430
Komeri Co., Ltd.	64,037	1,625,713
Konaka Co., Ltd.	57,500	270,460
LIXIL VIVA Corp.	90,100	1,398,293
Nishimatsuya Chain Co., Ltd.	49,800	572,791
Nojima Corp.	20,600	458,067
PAL GROUP Holdings Co., Ltd.	22,000	520,182
Right On Co., Ltd.	42,000	404,965
Sac’s Bar Holdings, Inc.	100,500	900,975
Sanrio Co., Ltd.	128,142	2,482,668
Shimachu Co., Ltd.	86,764	2,757,272
T-Gaia Corp.	105,800	2,703,146
United Arrows Ltd.	24,429	913,069

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan SmallCap Dividend Fund (DFJ)

June 30, 2018

Investments	Shares	Value
VT Holdings Co., Ltd.	323,000	$1,700,077
Xebio Holdings Co., Ltd.	37,500	597,549
Yellow Hat Ltd.	20,200	597,255

Total Specialty Retail		46,790,702

Technology Hardware, Storage & Peripherals - 0.7%
Elecom Co., Ltd.	45,600	1,066,669
Maxell Holdings Ltd.	94,500	1,591,992
MCJ Co., Ltd.	111,400	851,856
Riso Kagaku Corp.	86,800	1,834,504
Roland DG Corp.	2,500	55,004
Toshiba TEC Corp.	267,000	1,627,093
Wacom Co., Ltd.	86,511	492,050

Total Technology Hardware, Storage & Peripherals		7,519,168

Textiles, Apparel & Luxury Goods - 1.7%
Asics Corp.	272,900	4,614,650
Baroque Japan Ltd.	129,800	1,160,132
Descente Ltd.	60,853	1,077,900
Fujibo Holdings, Inc.	17,500	568,772
Goldwin, Inc.	9,800	849,366
Gunze Ltd.	23,583	1,511,662
Japan Wool Textile Co., Ltd. (The)	114,225	1,061,143
Kurabo Industries Ltd.	191,766	605,950
Onward Holdings Co., Ltd.	231,533	1,776,762
Seiko Holdings Corp.	58,900	1,267,707
Seiren Co., Ltd.	39,211	611,007
Wacoal Holdings Corp.	82,100	2,394,105
Yondoshi Holdings, Inc.	25,100	614,102

Total Textiles, Apparel & Luxury Goods		18,113,258

Thrifts & Mortgage Finance - 0.0%
Aruhi Corp.	20,400	426,915

Trading Companies & Distributors - 2.4%
Advan Co., Ltd.	135,400	1,182,068
Alconix Corp.	33,800	487,020
Daiichi Jitsugyo Co., Ltd.	18,700	548,684
Gecoss Corp.	106,500	1,024,954
Hanwa Co., Ltd.	57,922	2,209,366
Inaba Denki Sangyo Co., Ltd.	36,894	1,508,869
Inabata & Co., Ltd.	69,341	962,817
Iwatani Corp.	28,233	983,879
Japan Pulp & Paper Co., Ltd.	25,457	1,158,338
Kamei Corp.	48,000	661,725
Kanamoto Co., Ltd.	22,128	700,209
Kanematsu Corp.	148,200	2,142,086
Nagase & Co., Ltd.	130,704	2,043,780
Nippon Steel & Sumikin Bussan Corp.	57,000	2,830,317
Nishio Rent All Co., Ltd.	18,700	600,176
Onoken Co., Ltd.	33,662	567,998
Sanyo Trading Co., Ltd.	11,500	220,729
Sato Shoji Corp.	80,500	934,618
Seika Corp.	17,400	379,528
Shinsho Corp.	24,300	640,600
Trusco Nakayama Corp.	35,000	874,329
Wakita & Co., Ltd.	34,500	361,928
Yamazen Corp.	110,906	1,060,348
Yuasa Trading Co., Ltd.	52,400	1,672,315

Total Trading Companies & Distributors		25,756,681

Transportation Infrastructure - 0.4%
Kamigumi Co., Ltd.	122,600	2,549,071
Mitsubishi Logistics Corp.	39,400	851,209
Nissin Corp.	43,400	1,006,979

Total Transportation Infrastructure		4,407,259

TOTAL COMMON STOCKS (Cost: $992,512,916)		1,083,445,795

EXCHANGE-TRADED FUND - 0.3%

United States - 0.3%
WisdomTree Japan Hedged Equity Fund(b) (Cost: $3,587,870)	66,625	3,596,417

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $531,500)(d)	531,500	531,500

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $996,632,286)		1,087,573,712
Other Assets less Liabilities - 0.3%		3,705,517

NET ASSETS - 100.0%		$1,091,279,229

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,133,736 and the total market value of the collateral held by the Fund was $1,192,728. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $661,228.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Royal Bank of Canada	7/3/2018	1,091,683	USD	121,000,000	JPY	$—	$(719)

CURRENCY LEGEND

JPY	Japanese yen

USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

Bahrain - 2.4%
Ahli United Bank BSC	731,854	$439,112

Egypt - 4.5%
Alexandria Mineral Oils Co.	42,043	27,543
Commercial International Bank Egypt SAE	18,615	88,736
Credit Agricole Egypt SAE	11,532	28,956
Eastern Tobacco	6,164	62,198
Egyptian Financial Group-Hermes Holding Co.*	133,596	171,905
ElSewedy Electric Co.	22,844	254,885
Heliopolis Housing	7,091	11,736
Juhayna Food Industries	19,703	13,216
Medinet Nasr Housing*	20,786	12,421
Oriental Weavers	52,896	36,072
Sidi Kerir Petrochemicals Co.	31,320	45,588
Talaat Moustafa Group	46,527	30,142
Telecom Egypt Co.	71,786	56,458

Total Egypt		839,856

Jordan - 3.5%
Arab Bank PLC	61,128	594,186
Jordan Petroleum Refinery Co.	14,743	53,377

Total Jordan		647,563

Kuwait - 13.2%
Agility Public Warehousing Co. KSC	39,316	102,332
Boubyan Bank KSCP	26,302	43,438
Boubyan Petrochemicals Co. KSCP	67,683	187,567
Burgan Bank SAK	23,296	20,391
Gulf Bank KSCP	113,705	89,011
Gulf National Holding Co.*,†	28,831	0
Human Soft Holding Co. KSC	3,784	43,771
Kuwait Finance House KSCP	222,594	396,295
Kuwait International Bank KSCP	56,362	41,888
Mabanee Co. SAK	15,438	32,023
Mezzan Holding Co. KSCC	11,169	26,341
Mobile Telecommunications Co. KSC	514,697	739,532
National Bank of Kuwait SAKP	305,015	755,611

Total Kuwait		2,478,200

Morocco - 3.9%
Attijariwafa Bank	4,642	229,987
Cosumar	3,673	104,541
Douja Promotion Groupe Addoha S.A.	20,301	37,900
Maroc Telecom	18,838	275,034
Societe d’Exploitation des Ports	4,487	77,571

Total Morocco		725,033

Oman - 2.5%
Bank Muscat SAOG	222,890	218,894
Bank Sohar SAOG	86,684	30,854
Oman Telecommunications Co. SAOG	68,440	132,292
Ooredoo	68,160	93,147

Total Oman		475,187

Qatar - 18.8%
Barwa Real Estate Co.	21,095	198,146
Doha Bank QPSC	36,049	264,848
Gulf Warehousing Co.	1,781	20,354
Industries Qatar QSC	16,979	498,971
Masraf Al Rayan QSC	55,865	535,942
Medicare Group	1,627	28,156
Ooredoo QPSC	12,172	243,072
Qatar Electricity & Water Co. QSC	3,135	161,847
Qatar Gas Transport Co., Ltd.	47,828	207,548
Qatar Insurance Co. SAQ	11,204	109,240
Qatar International Islamic Bank QSC	8,184	119,175
Qatar Islamic Bank SAQ	8,155	259,813
Qatar National Bank QPSC	16,491	688,446
United Development Co. QSC	42,459	162,793
Widam Food Co.	760	13,150

Total Qatar		3,511,501

Saudi Arabia - 31.1%
Advanced Petrochemical Co.	6,620	96,731
Al Rajhi Bank	41,839	962,765
Al Tayyar Travel Group Holding Co.	1,810	12,958
Alinma Bank	23,501	134,225
Almarai Co. JSC	5,730	92,283
Arab National Bank	4,357	37,176
Bank Al-Jazira	8,911	35,070
Bank AlBilad	13,347	83,349
Banque Saudi Fransi	13,871	125,382
Bupa Arabia for Cooperative Insurance Co.	256	6,137
Co. for Cooperative Insurance (The)*	2,653	50,226
Dallah Healthcare Co.	529	13,569
Jarir Marketing Co.	2,613	123,880
Kingdom Holding Co.	10,486	24,353
National Commercial Bank	50,802	658,333
National Petrochemical Co.	2,805	22,288
Riyad Bank	71,218	308,772
Sahara Petrochemical Co.	13,210	63,966
Samba Financial Group	59,382	514,596
Saudi Airlines Catering Co.	2,553	63,377
Saudi Arabian Fertilizer Co.	6,211	102,182
Saudi Basic Industries Corp.	32,525	1,094,473
Saudi British Bank (The)	6,127	51,544
Saudi Cement Co.	10,426	138,027
Saudi Electricity Co.	26,725	148,363
Saudi Ground Services Co.	4,408	42,430
Saudi Industrial Investment Group	5,488	42,802
Saudi Investment Bank (The)	11,555	55,767
Saudi Telecom Co.	20,178	482,613
Yanbu National Petrochemical Co.	12,122	240,801

Total Saudi Arabia		5,828,438

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Middle East Dividend Fund (GULF)

June 30, 2018

Investments	Shares	Value
United Arab Emirates - 19.8%
Abu Dhabi Commercial Bank PJSC	233,194	$448,212
Agthia Group PJSC	12,139	15,863
Air Arabia PJSC	371,081	98,904
Aldar Properties PJSC	394,836	217,135
Aramex PJSC	24,822	26,693
DAMAC Properties Dubai Co. PJSC	298,371	166,522
DP World Ltd.	7,903	181,769
Dubai Investments PJSC	160,592	83,069
Dubai Islamic Bank PJSC	272,850	361,755
Emaar Malls PJSC	235,061	136,948
Emaar Properties PJSC	166,054	222,421
Emirates NBD PJSC	29,249	77,957
Emirates Telecommunications Group Co. PJSC	212,869	935,936
First Abu Dhabi Bank PJSC	155,933	515,793
Manazel Real Estate PJSC*	254,072	31,126
National Central Cooling Co. PJSC	16,529	7,470
RAK Properties PJSC	195,167	34,005
Union National Bank PJSC	144,699	146,545

Total United Arab Emirates		3,708,123

TOTAL INVESTMENTS IN SECURITIES - 99.7% (Cost: $17,395,171)		18,653,013
Other Assets less Liabilities - 0.3%		63,559

NET ASSETS - 100.0%		$18,716,572

*	Non-income producing security.
†

Security is being fair valued using significant unobservable inputs by a pricing committee under the direction of the Board of Trustees. The aggregate value of fair valued securities is $0, which represent 0.0% of net assets.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
State Street Bank and Trust	7/3/2018	3,930	USD	70,895	EGP	$—	$(33)
State Street Bank and Trust	7/3/2018	1,846	USD	33,311	EGP	—	(16)

						$—	$(49)

CURRENCY LEGEND

EGP	Egyptian pound
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 1.7%
Lockheed Martin Corp.	23,257	$6,870,816
United Technologies Corp.	55,011	6,878,025

Total Aerospace & Defense		13,748,841

Air Freight & Logistics - 0.9%
United Parcel Service, Inc. Class B	66,570	7,071,731

Airlines - 0.8%
Delta Air Lines, Inc.	126,369	6,260,320

Automobiles - 3.6%
Ford Motor Co.	1,113,188	12,322,991
General Motors Co.	245,921	9,689,288
Harley-Davidson, Inc.	165,467	6,962,851

Total Automobiles		28,975,130

Beverages - 1.1%
Coca-Cola Co. (The)	209,084	9,170,424

Biotechnology - 3.0%
AbbVie, Inc.	89,006	8,246,406
Amgen, Inc.	43,631	8,053,846
Gilead Sciences, Inc.	109,132	7,730,911

Total Biotechnology		24,031,163

Chemicals - 4.5%
Air Products & Chemicals, Inc.	42,442	6,609,493
CF Industries Holdings, Inc.	238,976	10,610,534
DowDuPont, Inc.	87,535	5,770,307
Eastman Chemical Co.	70,205	7,017,692
Praxair, Inc.	39,611	6,264,480

Total Chemicals		36,272,506

Communications Equipment - 1.3%
Cisco Systems, Inc.	242,233	10,423,286

Containers & Packaging - 2.7%
International Paper Co.	172,774	8,998,070
Packaging Corp. of America	52,619	5,882,278
WestRock Co.	124,564	7,102,639

Total Containers & Packaging		21,982,987

Diversified Telecommunication Services - 8.9%
AT&T, Inc.	429,631	13,795,452
CenturyLink, Inc.	2,395,210	44,646,714
Verizon Communications, Inc.	265,881	13,376,473

Total Diversified Telecommunication Services		71,818,639

Electric Utilities - 8.4%
Avangrid, Inc.	182,990	9,685,661
Duke Energy Corp.	132,819	10,503,326
Entergy Corp.	143,491	11,592,638
FirstEnergy Corp.	376,333	13,514,118
PPL Corp.	365,878	10,445,817
Southern Co. (The)	259,960	12,038,748

Total Electric Utilities		67,780,308

Electrical Equipment - 1.1%
Emerson Electric Co.	131,753	9,109,402

Food Products - 4.4%
Archer-Daniels-Midland Co.	226,519	10,381,366
General Mills, Inc.	180,685	7,997,118
Kellogg Co.	143,771	10,045,280
Kraft Heinz Co. (The)	114,016	7,162,485

Total Food Products		35,586,249

Health Care Equipment & Supplies - 0.8%
Abbott Laboratories	100,106	6,105,465

Health Care Providers & Services - 1.0%
Cardinal Health, Inc.	155,472	7,591,698

Hotels, Restaurants & Leisure - 3.0%
Darden Restaurants, Inc.	101,330	10,848,390
Las Vegas Sands Corp.	175,434	13,396,140

Total Hotels, Restaurants & Leisure		24,244,530

Household Durables - 0.9%
Newell Brands, Inc.	279,364	7,204,798

Household Products - 2.0%
Kimberly-Clark Corp.	79,034	8,325,442
Procter & Gamble Co. (The)	99,390	7,758,383

Total Household Products		16,083,825

Industrial Conglomerates - 0.7%
General Electric Co.	434,310	5,910,959

IT Services - 3.7%
International Business Machines Corp.	73,741	10,301,618
Paychex, Inc.	126,152	8,622,489
Western Union Co. (The)	537,095	10,919,141

Total IT Services		29,843,248

Machinery - 1.5%
Caterpillar, Inc.	45,026	6,108,677
Cummins, Inc.	44,259	5,886,447

Total Machinery		11,995,124

Media - 1.3%
Omnicom Group, Inc.	133,940	10,215,604

Metals & Mining - 1.0%
Nucor Corp.	128,720	8,045,000

Multi-Utilities - 3.6%
CenterPoint Energy, Inc.	361,323	10,012,260
Dominion Energy, Inc.	127,883	8,719,063
Public Service Enterprise Group, Inc.	182,878	9,901,015

Total Multi-Utilities		28,632,338

Multiline Retail - 1.9%
Target Corp.	197,594	15,040,855

Oil, Gas & Consumable Fuels - 17.0%
Chevron Corp.	88,687	11,212,697

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Dividend ex-Financials Fund (DTN)

June 30, 2018

Investments	Shares	Value
Exxon Mobil Corp.	131,054	$10,842,097
Kinder Morgan, Inc.	477,947	8,445,323
Marathon Petroleum Corp.	115,591	8,109,865
Occidental Petroleum Corp.	185,794	15,547,242
ONEOK, Inc.	317,208	22,150,635
Phillips 66	84,460	9,485,703
Targa Resources Corp.	541,464	26,797,053
Valero Energy Corp.	109,348	12,119,039
Williams Cos., Inc. (The)	423,841	11,490,330

Total Oil, Gas & Consumable Fuels		136,199,984

Personal Products - 0.8%
Coty, Inc. Class A	475,311	6,701,885

Pharmaceuticals - 5.1%
Bristol-Myers Squibb Co.	115,915	6,414,736
Eli Lilly & Co.	83,300	7,107,989
Johnson & Johnson	50,272	6,100,005
Merck & Co., Inc.	183,123	11,115,566
Pfizer, Inc.	289,346	10,497,473

Total Pharmaceuticals		41,235,769

Semiconductors & Semiconductor Equipment - 3.3%
Maxim Integrated Products, Inc.	155,363	9,113,593
QUALCOMM, Inc.	156,740	8,796,249
Texas Instruments, Inc.	76,191	8,400,058

Total Semiconductors & Semiconductor Equipment		26,309,900

Software - 1.2%
CA, Inc.	269,892	9,621,650

Specialty Retail - 1.0%
L Brands, Inc.	218,950	8,074,876

Technology Hardware, Storage & Peripherals - 1.9%
HP, Inc.	361,222	8,196,127
Western Digital Corp.	91,213	7,060,799

Total Technology Hardware, Storage & Peripherals		15,256,926

Textiles, Apparel & Luxury Goods - 1.3%
Tapestry, Inc.	224,478	10,485,367

Tobacco - 2.3%
Altria Group, Inc.	159,393	9,051,929
Philip Morris International, Inc.	114,495	9,244,326

Total Tobacco		18,296,255

Trading Companies & Distributors - 2.0%
Fastenal Co.	132,306	6,367,888
W.W. Grainger, Inc.	30,269	9,334,959

Total Trading Companies & Distributors		15,702,847

TOTAL COMMON STOCKS (Cost: $741,598,778)		801,029,889

EXCHANGE-TRADED FUNDS - 0.1%

United States - 0.1%
WisdomTree U.S. LargeCap Dividend Fund(a)	6,322	567,399
WisdomTree U.S. MidCap Dividend Fund(a)	15,800	565,640

TOTAL EXCHANGE-TRADED FUNDS (Cost: $1,073,284)		1,133,039

TOTAL INVESTMENTS IN SECURITIES - 99.8% (Cost: $742,672,062)		802,162,928
Other Assets less Liabilities - 0.2%		1,415,225

NET ASSETS - 100.0%		$803,578,153

(a)	Affiliated company (See Note 4).

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.7%

United States - 99.7%

Aerospace & Defense - 2.8%
Boeing Co. (The)	4,696	$1,575,555
General Dynamics Corp.	3,071	572,465
Harris Corp.	915	132,254
Huntington Ingalls Industries, Inc.	511	110,780
L3 Technologies, Inc.	761	146,355
Lockheed Martin Corp.	2,281	673,876
Northrop Grumman Corp.	1,560	480,012
Raytheon Co.	2,307	445,666
Rockwell Collins, Inc.	1,065	143,434
Spirit AeroSystems Holdings, Inc. Class A	823	70,704
Textron, Inc.	2,344	154,493
TransDigm Group, Inc.	361	124,596
United Technologies Corp.	8,466	1,058,504

Total Aerospace & Defense		5,688,694

Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	1,085	90,771
Expeditors International of Washington, Inc.	1,459	106,653
FedEx Corp.	2,422	549,939
United Parcel Service, Inc. Class B	5,979	635,149
XPO Logistics, Inc.*	372	37,267

Total Air Freight & Logistics		1,419,779

Airlines - 0.9%
Alaska Air Group, Inc.	2,176	131,409
American Airlines Group, Inc.	7,688	291,836
Delta Air Lines, Inc.	13,587	673,100
Southwest Airlines Co.	6,741	342,982
United Continental Holdings, Inc.*	6,152	428,979

Total Airlines		1,868,306

Auto Components - 0.2%
BorgWarner, Inc.	1,149	49,591
Goodyear Tire & Rubber Co. (The)	6,223	144,934
Lear Corp.	1,299	241,367

Total Auto Components		435,892

Automobiles - 1.1%
Ford Motor Co.	70,040	775,343
General Motors Co.	33,794	1,331,483
Harley-Davidson, Inc.	2,251	94,722
Thor Industries, Inc.	543	52,883

Total Automobiles		2,254,431

Banks - 9.6%
Bank of America Corp.	133,287	3,757,361
BB&T Corp.	8,917	449,774
Citigroup, Inc.	37,914	2,537,205
Citizens Financial Group, Inc.	5,956	231,688
Comerica, Inc.	1,827	166,111
East West Bancorp, Inc.	1,702	110,970
Fifth Third Bancorp	13,206	379,012
First Republic Bank	1,447	140,055
Huntington Bancshares, Inc.	11,839	174,744
JPMorgan Chase & Co.	46,164	4,810,289
KeyCorp	12,461	243,488
M&T Bank Corp.	1,550	263,733
PNC Financial Services Group, Inc. (The)	5,589	755,074
Regions Financial Corp.	13,672	243,088
SunTrust Banks, Inc.	5,903	389,716
SVB Financial Group*	401	115,793
U.S. Bancorp	20,623	1,031,562
Wells Fargo & Co.	66,162	3,668,021
Zions Bancorp	2,138	112,651

Total Banks		19,580,335

Beverages - 1.7%
Brown-Forman Corp. Class B	2,683	131,494
Coca-Cola Co. (The)	20,107	881,893
Constellation Brands, Inc. Class A	1,682	368,139
Dr. Pepper Snapple Group, Inc.	1,585	193,370
Molson Coors Brewing Co. Class B	6,485	441,240
Monster Beverage Corp.*	2,541	145,599
PepsiCo, Inc.	11,969	1,303,065

Total Beverages		3,464,800

Biotechnology - 3.4%
AbbVie, Inc.	13,986	1,295,803
Alexion Pharmaceuticals, Inc.*	878	109,004
Amgen, Inc.	9,354	1,726,655
Biogen, Inc.*	2,360	684,966
Celgene Corp.*	7,006	556,417
Exelixis, Inc.*	1,039	22,359
Gilead Sciences, Inc.	31,355	2,221,188
Regeneron Pharmaceuticals, Inc.*	665	229,418
Vertex Pharmaceuticals, Inc.*	258	43,850

Total Biotechnology		6,889,660

Building Products - 0.2%
A.O. Smith Corp.	1,103	65,242
Fortune Brands Home & Security, Inc.	1,299	69,743
Lennox International, Inc.	310	62,047
Masco Corp.	2,500	93,550
Owens Corning	789	49,999

Total Building Products		340,581

Capital Markets - 4.0%
Affiliated Managers Group, Inc.	541	80,430
Ameriprise Financial, Inc.	1,987	277,941
Bank of New York Mellon Corp. (The)	13,091	705,998
BlackRock, Inc.	1,375	686,180
CBOE Global Markets, Inc.	279	29,035
Charles Schwab Corp. (The)	8,257	421,933
CME Group, Inc.	1,978	324,234
E*TRADE Financial Corp.*	2,383	145,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2018

Investments	Shares	Value
FactSet Research Systems, Inc.	267	$52,893
Franklin Resources, Inc.	7,576	242,811
Goldman Sachs Group, Inc. (The)	6,368	1,404,590
Intercontinental Exchange, Inc.	4,602	338,477
Moody’s Corp.	1,624	276,989
Morgan Stanley	25,197	1,194,338
MSCI, Inc.	507	83,873
Nasdaq, Inc.	1,592	145,302
Northern Trust Corp.	2,109	216,995
Raymond James Financial, Inc.	1,588	141,888
S&P Global, Inc.	2,122	432,655
SEI Investments Co.	1,149	71,835
State Street Corp.	4,587	427,004
T. Rowe Price Group, Inc.	2,646	307,174
TD Ameritrade Holding Corp.	3,345	183,206

Total Capital Markets		8,191,525

Chemicals - 1.4%
Air Products & Chemicals, Inc.	1,611	250,881
Albemarle Corp.	508	47,920
Celanese Corp. Series A	1,555	172,698
Chemours Co. (The)	1,171	51,946
DowDuPont, Inc.	8,523	561,836
Eastman Chemical Co.	2,225	222,411
Ecolab, Inc.	1,957	274,626
FMC Corp.	416	37,111
Huntsman Corp.	2,682	78,315
International Flavors & Fragrances, Inc.	571	70,781
Mosaic Co. (The)	2,763	77,502
PPG Industries, Inc.	2,216	229,866
Praxair, Inc.	2,148	339,706
Sherwin-Williams Co. (The)	551	224,571
Westlake Chemical Corp.	1,218	131,093

Total Chemicals		2,771,263

Commercial Services & Supplies - 0.3%
Cintas Corp.	623	115,299
Copart, Inc.*	1,335	75,508
Republic Services, Inc.	2,424	165,705
Rollins, Inc.	797	41,906
Waste Management, Inc.	3,313	269,479

Total Commercial Services & Supplies		667,897

Communications Equipment - 1.3%
Arista Networks, Inc.*	357	91,924
Cisco Systems, Inc.	52,138	2,243,498
F5 Networks, Inc.*	627	108,126
Juniper Networks, Inc.	4,466	122,458
Motorola Solutions, Inc.	1,414	164,547

Total Communications Equipment		2,730,553

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	821	52,125

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	395	88,215
Vulcan Materials Co.	567	73,177

Total Construction Materials		161,392

Consumer Finance - 1.3%
Ally Financial, Inc.	6,862	180,265
American Express Co.	9,429	924,042
Capital One Financial Corp.	7,294	670,318
Discover Financial Services	6,085	428,445
Synchrony Financial	11,466	382,735

Total Consumer Finance		2,585,805

Containers & Packaging - 0.4%
Avery Dennison Corp.	768	78,413
Ball Corp.	1,348	47,921
Berry Global Group, Inc.*	1,087	49,937
Crown Holdings, Inc.*	1,695	75,868
International Paper Co.	3,887	202,435
Packaging Corp. of America	882	98,599
Sealed Air Corp.	908	38,545
WestRock Co.	2,154	122,821

Total Containers & Packaging		714,539

Distributors - 0.1%
Genuine Parts Co.	1,431	131,351
LKQ Corp.*	2,562	81,728

Total Distributors		213,079

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc. Class B*	19,064	3,558,296
Jefferies Financial Group, Inc.	4,298	97,736

Total Diversified Financial Services		3,656,032

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	83,235	2,672,676
CenturyLink, Inc.	4,431	82,594
Verizon Communications, Inc.	62,687	3,153,783
Zayo Group Holdings, Inc.*	494	18,021

Total Diversified Telecommunication Services		5,927,074

Electric Utilities - 1.9%
Alliant Energy Corp.	1,970	83,370
American Electric Power Co., Inc.	4,876	337,663
Avangrid, Inc.	2,617	138,518
Duke Energy Corp.	6,081	480,886
Edison International	3,984	252,068
Evergy, Inc.	1,163	65,302
Eversource Energy	3,105	181,984
Exelon Corp.	10,334	440,228
NextEra Energy, Inc.	5,309	886,762
PG&E Corp.	9,246	393,510
Pinnacle West Capital Corp.	1,109	89,341
PPL Corp.	8,811	251,554
Southern Co. (The)	2,168	100,400
Xcel Energy, Inc.	4,673	213,463

Total Electric Utilities		3,915,049

Electrical Equipment - 0.3%
AMETEK, Inc.	1,596	115,167
Emerson Electric Co.	4,958	342,796

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2018

Investments	Shares	Value
Rockwell Automation, Inc.	880	$146,283

Total Electrical Equipment		604,246

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp. Class A	2,254	196,436
CDW Corp.	1,283	103,654
Cognex Corp.	708	31,584
Corning, Inc.	14,837	408,166
IPG Photonics Corp.*	359	79,206
Keysight Technologies, Inc.*	1,145	67,589
Trimble, Inc.*	898	29,490

Total Electronic Equipment, Instruments & Components		916,125

Energy Equipment & Services - 0.0%
Apergy Corp.*	681	28,432
Halliburton Co.	1,169	52,675

Total Energy Equipment & Services		81,107

Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexandria Real Estate Equities, Inc.	118	14,888
American Tower Corp.	1,579	227,644
AvalonBay Communities, Inc.	954	163,983
Boston Properties, Inc.	780	97,828
Camden Property Trust	361	32,898
Crown Castle International Corp.	788	84,962
Digital Realty Trust, Inc.	373	41,619
Duke Realty Corp.	1,816	52,719
Equinix, Inc.	104	44,709
Equity LifeStyle Properties, Inc.	384	35,290
Equity Residential	2,307	146,933
Essex Property Trust, Inc.	416	99,453
Extra Space Storage, Inc.	779	77,752
Federal Realty Investment Trust	429	54,290
Gaming and Leisure Properties, Inc.	2,030	72,674
GGP, Inc.	5,870	119,924
HCP, Inc.	4,092	105,655
Host Hotels & Resorts, Inc.	6,096	128,443
Iron Mountain, Inc.	1,021	35,745
Kimco Realty Corp.	4,225	71,783
Macerich Co. (The)	503	28,586
Mid-America Apartment Communities, Inc.	436	43,892
Prologis, Inc.	5,468	359,193
Public Storage	1,145	259,755
Realty Income Corp.	1,148	61,751
Regency Centers Corp.	365	22,659
SBA Communications Corp.*	161	26,584
Simon Property Group, Inc.	2,197	373,907
SL Green Realty Corp.	234	23,524
UDR, Inc.	1,419	53,269
Ventas, Inc.	3,674	209,234
Vornado Realty Trust	2,034	150,353
Welltower, Inc.	2,694	168,887
Weyerhaeuser Co.	2,176	79,337

Total Equity Real Estate Investment Trusts (REITs)		3,570,123

Food & Staples Retailing - 1.9%
Costco Wholesale Corp.	2,831	591,622
Kroger Co. (The)	11,442	325,525
Sysco Corp.	3,845	262,575
Walgreens Boots Alliance, Inc.	11,454	687,412
Walmart, Inc.	23,779	2,036,671

Total Food & Staples Retailing		3,903,805

Food Products - 1.5%
Archer-Daniels-Midland Co.	5,995	274,751
Campbell Soup Co.(a)	4,244	172,052
Conagra Brands, Inc.	3,729	133,237
General Mills, Inc.	5,869	259,762
Hershey Co. (The)	1,300	120,978
Hormel Foods Corp.	4,603	171,278
Ingredion, Inc.	758	83,911
J.M. Smucker Co. (The)	1,074	115,433
Kellogg Co.	2,346	163,915
Kraft Heinz Co. (The)	10,226	642,397
Lamb Weston Holdings, Inc.	1,143	78,307
McCormick & Co., Inc. Non-Voting Shares	894	103,784
Mondelez International, Inc. Class A	9,383	384,703
Pilgrim’s Pride Corp.*	3,330	67,033
Tyson Foods, Inc. Class A	4,265	293,645

Total Food Products		3,065,186

Gas Utilities - 0.1%
Atmos Energy Corp.	823	74,185
UGI Corp.	1,717	89,404

Total Gas Utilities		163,589

Health Care Equipment & Supplies - 1.6%
Abbott Laboratories	7,290	444,617
ABIOMED, Inc.*	95	38,860
Align Technology, Inc.*	242	82,798
Baxter International, Inc.	3,226	238,208
Becton, Dickinson and Co.	973	233,092
Boston Scientific Corp.*	8,457	276,544
Cooper Cos., Inc. (The)	319	75,109
Danaher Corp.	5,087	501,985
Edwards Lifesciences Corp.*	1,280	186,330
Hologic, Inc.*	3,479	138,290
IDEXX Laboratories, Inc.*	363	79,112
Intuitive Surgical, Inc.*	500	239,240
ResMed, Inc.	846	87,629
Stryker Corp.	2,383	402,393
Teleflex, Inc.	224	60,079
Varian Medical Systems, Inc.*	492	55,950
Zimmer Biomet Holdings, Inc.	1,207	134,508

Total Health Care Equipment & Supplies		3,274,744

Health Care Providers & Services - 4.1%
Aetna, Inc.	1,984	364,064
AmerisourceBergen Corp.	2,241	191,090
Anthem, Inc.	2,737	651,488
Cardinal Health, Inc.	3,842	187,605
Centene Corp.*	1,674	206,254
Cigna Corp.	2,251	382,558
CVS Health Corp.	13,897	894,272

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2018

Investments	Shares	Value
DaVita, Inc.*	1,976	$137,214
Express Scripts Holding Co.*	10,687	825,143
HCA Healthcare, Inc.	5,874	602,672
Henry Schein, Inc.*	1,605	116,587
Humana, Inc.	1,468	436,921
Laboratory Corp. of America Holdings*	966	173,426
McKesson Corp.	6,421	856,561
Quest Diagnostics, Inc.	1,356	149,079
UnitedHealth Group, Inc.	7,748	1,900,894
Universal Health Services, Inc. Class B	1,305	145,429
WellCare Health Plans, Inc.*	346	85,199

Total Health Care Providers & Services		8,306,456

Health Care Technology - 0.1%
Cerner Corp.*	1,971	117,846

Hotels, Restaurants & Leisure - 1.5%
Aramark	1,705	63,255
Chipotle Mexican Grill, Inc.*	97	41,843
Darden Restaurants, Inc.	1,103	118,087
Domino’s Pizza, Inc.	268	75,622
Hilton Worldwide Holdings, Inc.	94	7,441
Las Vegas Sands Corp.	6,041	461,291
Marriott International, Inc. Class A	2,202	278,773
McDonald’s Corp.	6,610	1,035,721
MGM Resorts International	3,490	101,315
Starbucks Corp.	10,095	493,141
Vail Resorts, Inc.	197	54,015
Wyndham Destinations, Inc.	1,060	46,926
Wyndham Hotels & Resorts, Inc.	1,060	62,360
Wynn Resorts Ltd.	476	79,654
Yum! Brands, Inc.	2,934	229,497

Total Hotels, Restaurants & Leisure		3,148,941

Household Durables - 0.5%
D.R. Horton, Inc.	4,133	169,453
Lennar Corp. Class A	2,640	138,600
Mohawk Industries, Inc.*	690	147,846
Newell Brands, Inc.	8,135	209,802
NVR, Inc.*	34	100,992
PulteGroup, Inc.	3,878	111,492
Toll Brothers, Inc.	1,865	68,986
Whirlpool Corp.	929	135,848

Total Household Durables		1,083,019

Household Products - 1.4%
Church & Dwight Co., Inc.	1,822	96,857
Clorox Co. (The)	1,022	138,225
Colgate-Palmolive Co.	6,364	412,451
Kimberly-Clark Corp.	3,584	377,539
Procter & Gamble Co. (The)	22,009	1,718,023

Total Household Products		2,743,095

Industrial Conglomerates - 1.7%
3M Co.	4,622	909,240
General Electric Co.	96,179	1,308,996
Honeywell International, Inc.	6,858	987,895
Roper Technologies, Inc.	549	151,475

Total Industrial Conglomerates		3,357,606

Insurance - 2.4%
Aflac, Inc.	12,629	543,300
Alleghany Corp.	6	3,450
Allstate Corp. (The)	5,360	489,207
American Financial Group, Inc.	1,307	140,280
Arthur J. Gallagher & Co.	1,467	95,766
Cincinnati Financial Corp.	1,370	91,598
CNA Financial Corp.	3,370	153,942
FNF Group	2,887	108,609
Hartford Financial Services Group, Inc. (The)	1,832	93,670
Lincoln National Corp.	3,681	229,142
Loews Corp.	3,855	186,119
Markel Corp.*	13	14,097
Marsh & McLennan Cos., Inc.	4,509	369,603
MetLife, Inc.	6,604	287,934
Principal Financial Group, Inc.	4,937	261,414
Progressive Corp. (The)	5,203	307,757
Prudential Financial, Inc.	7,410	692,909
Reinsurance Group of America, Inc.	965	128,808
Torchmark Corp.	1,277	103,961
Travelers Cos., Inc. (The)	3,538	432,839
Unum Group	3,438	127,172
W.R. Berkley Corp.	1,597	115,639

Total Insurance		4,977,216

Internet & Catalog Retail - 0.9%
Amazon.com, Inc.*	347	589,831
Booking Holdings, Inc.*	418	847,324
Expedia Group, Inc.	770	92,546
Netflix, Inc.*	486	190,235
Qurate Retail, Inc.*	3,996	84,795

Total Internet & Catalog Retail		1,804,731

Internet Software & Services - 4.7%
Akamai Technologies, Inc.*	961	70,374
Alphabet, Inc. Class A*	4,011	4,529,181
eBay, Inc.*	40,107	1,454,280
Facebook, Inc. Class A*	17,017	3,306,743
IAC/InterActiveCorp*	612	93,324
VeriSign, Inc.*	829	113,921

Total Internet Software & Services		9,567,823

IT Services - 3.6%
Alliance Data Systems Corp.	454	105,873
Automatic Data Processing, Inc.	3,077	412,749
Broadridge Financial Solutions, Inc.	820	94,382
Cognizant Technology Solutions Corp. Class A	5,432	429,074
DXC Technology Co.	652	52,558
Fidelity National Information Services, Inc.	1,159	122,889
Fiserv, Inc.*	2,825	209,304
FleetCor Technologies, Inc.*	606	127,654
Global Payments, Inc.	492	54,853

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2018

Investments	Shares	Value
International Business Machines Corp.	14,626	$2,043,252
Jack Henry & Associates, Inc.	434	56,576
Leidos Holdings, Inc.	1,041	61,419
MasterCard, Inc. Class A	6,206	1,219,603
Paychex, Inc.	2,354	160,896
PayPal Holdings, Inc.*	4,334	360,892
Perspecta, Inc.	324	6,658
Total System Services, Inc.	1,169	98,804
Visa, Inc. Class A	11,559	1,530,989
Western Union Co. (The)	8,531	173,435
Worldpay, Inc. Class A*	651	53,239

Total IT Services		7,375,099

Leisure Products - 0.1%
Hasbro, Inc.	1,313	121,203
Polaris Industries, Inc.	283	34,577

Total Leisure Products		155,780

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	1,995	123,371
Illumina, Inc.*	727	203,044
IQVIA Holdings, Inc.*	182	18,167
Mettler-Toledo International, Inc.*	142	82,165
PerkinElmer, Inc.	690	50,529
Thermo Fisher Scientific, Inc.	2,525	523,028
Waters Corp.*	562	108,798

Total Life Sciences Tools & Services		1,109,102

Machinery - 1.2%
Caterpillar, Inc.	2,048	277,852
Cummins, Inc.	1,956	260,148
Deere & Co.	2,871	401,366
Dover Corp.	1,373	100,504
Fortive Corp.	2,553	196,862
IDEX Corp.	484	66,056
Illinois Tool Works, Inc.	2,665	369,209
PACCAR, Inc.	3,798	235,324
Parker-Hannifin Corp.	1,104	172,058
Snap-on, Inc.	664	106,718
Stanley Black & Decker, Inc.	1,449	192,442
WABCO Holdings, Inc.*	402	47,042
Xylem, Inc.	943	63,539

Total Machinery		2,489,120

Media - 3.0%
CBS Corp. Class B Non-Voting Shares	5,406	303,925
Charter Communications, Inc. Class A*	505	148,071
Comcast Corp. Class A	53,226	1,746,345
DISH Network Corp. Class A*	5,447	183,074
Interpublic Group of Cos., Inc. (The)	5,617	131,663
Liberty Broadband Corp. Class C*	86	6,512
Liberty Media Corp - Liberty SiriusXM Series C*	1,604	72,757
Omnicom Group, Inc.	3,183	242,767
Sirius XM Holdings, Inc.(a)	32,054	217,006
Twenty-First Century Fox, Inc. Class A	18,104	899,588
Viacom, Inc. Class B	12,696	382,911
Walt Disney Co. (The)	17,550	1,839,416

Total Media		6,174,035

Metals & Mining - 0.3%
Freeport-McMoRan, Inc.	13,696	236,393
Newmont Mining Corp.	348	13,123
Nucor Corp.	3,587	224,188
Steel Dynamics, Inc.	2,551	117,218

Total Metals & Mining		590,922

Multi-Utilities - 0.8%
Ameren Corp.	1,988	120,970
CenterPoint Energy, Inc.	4,065	112,641
CMS Energy Corp.	2,224	105,151
Consolidated Edison, Inc.	2,785	217,174
Dominion Energy, Inc.	5,177	352,968
DTE Energy Co.	1,684	174,513
NiSource, Inc.	2,095	55,056
Public Service Enterprise Group, Inc.	2,039	110,391
Sempra Energy	1,973	229,085
WEC Energy Group, Inc.	2,881	186,257

Total Multi-Utilities		1,664,206

Multiline Retail - 0.6%
Dollar General Corp.	2,648	261,093
Dollar Tree, Inc.*	1,821	154,785
Kohl’s Corp.	2,636	192,164
Target Corp.	8,673	660,189

Total Multiline Retail		1,268,231

Oil, Gas & Consumable Fuels - 3.4%
Andeavor	1,316	172,633
Apache Corp.	3,211	150,114
Chevron Corp.	10,870	1,374,294
Cimarex Energy Co.	653	66,436
Concho Resources, Inc.*	783	108,328
ConocoPhillips	136	9,468
Devon Energy Corp.	8,171	359,197
Diamondback Energy, Inc.	685	90,126
EQT Corp.	101	5,573
Exxon Mobil Corp.	31,520	2,607,650
HollyFrontier Corp.	1,427	97,650
Kinder Morgan, Inc.	13,765	243,228
Marathon Petroleum Corp.	5,134	360,201
Occidental Petroleum Corp.	1,556	130,206
ONEOK, Inc.	1,612	112,566
Phillips 66	4,083	458,562
Pioneer Natural Resources Co.	142	26,872
Valero Energy Corp.	4,739	525,223
Williams Cos., Inc. (The)	3,168	85,885

Total Oil, Gas & Consumable Fuels		6,984,212

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The) Class A	2,248	320,767

Pharmaceuticals - 3.4%
Bristol-Myers Squibb Co.	12,639	699,442

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2018

Investments	Shares	Value
Eli Lilly & Co.	5,171	$441,242
Johnson & Johnson	23,317	2,829,285
Merck & Co., Inc.	11,812	716,988
Pfizer, Inc.	55,587	2,016,696
Zoetis, Inc.	2,636	224,561

Total Pharmaceuticals		6,928,214

Professional Services - 0.2%
CoStar Group, Inc.*	91	37,549
Equifax, Inc.	904	113,100
ManpowerGroup, Inc.	683	58,779
TransUnion	835	59,819
Verisk Analytics, Inc.*	1,025	110,331

Total Professional Services		379,578

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	3,562	170,050

Road & Rail - 1.0%
CSX Corp.	6,373	406,470
JB Hunt Transport Services, Inc.	807	98,091
Kansas City Southern	1,010	107,020
Norfolk Southern Corp.	2,638	397,995
Old Dominion Freight Line, Inc.	532	79,247
Union Pacific Corp.	7,039	997,285

Total Road & Rail		2,086,108

Semiconductors & Semiconductor Equipment - 4.4%
Analog Devices, Inc.	1,725	165,462
Applied Materials, Inc.	13,422	619,962
Intel Corp.	64,236	3,193,172
KLA-Tencor Corp.	1,963	201,266
Lam Research Corp.	2,192	378,887
Maxim Integrated Products, Inc.	2,232	130,929
Microchip Technology, Inc.(a)	1,349	122,692
Micron Technology, Inc.*	23,628	1,239,052
NVIDIA Corp.	2,703	640,341
ON Semiconductor Corp.*	3,934	87,472
QUALCOMM, Inc.	14,621	820,531
Skyworks Solutions, Inc.	2,124	205,285
Teradyne, Inc.	2,033	77,396
Texas Instruments, Inc.	8,642	952,780
Universal Display Corp.(a)	105	9,030
Xilinx, Inc.	1,872	122,167

Total Semiconductors & Semiconductor Equipment		8,966,424

Software - 4.6%
Activision Blizzard, Inc.	3,594	274,294
Adobe Systems, Inc.*	1,829	445,928
ANSYS, Inc.*	400	69,672
CA, Inc.	4,363	155,541
Cadence Design Systems, Inc.*	1,231	53,315
CDK Global, Inc.	814	52,951
Citrix Systems, Inc.*	1,142	119,727
Electronic Arts, Inc.*	2,272	320,397
Intuit, Inc.	1,283	262,123
Microsoft Corp.	54,959	5,419,507
Oracle Corp.	39,289	1,731,073
Red Hat, Inc.*	542	72,829
salesforce.com, Inc.*	34	4,638
SS&C Technologies Holdings, Inc.	1,041	54,028
Synopsys, Inc.*	354	30,292
Take-Two Interactive Software, Inc.*	225	26,631
VMware, Inc. Class A*	2,241	329,360

Total Software		9,422,306

Specialty Retail - 2.5%
AutoZone, Inc.*	361	242,206
Best Buy Co., Inc.	3,949	294,516
CarMax, Inc.*(a)	1,989	144,938
Gap, Inc. (The)	5,011	162,306
Home Depot, Inc. (The)	9,428	1,839,403
L Brands, Inc.	3,288	121,261
Lowe’s Cos., Inc.	8,275	790,842
O’Reilly Automotive, Inc.*	866	236,912
Ross Stores, Inc.	3,136	265,776
Tiffany & Co.	1,012	133,179
TJX Cos., Inc. (The)	6,554	623,810
Tractor Supply Co.	1,246	95,307
Ulta Salon Cosmetics & Fragrance, Inc.*	407	95,018

Total Specialty Retail		5,045,474

Technology Hardware, Storage & Peripherals - 5.8%
Apple, Inc.	57,353	10,616,614
Hewlett Packard Enterprise Co.	5,679	82,970
HP, Inc.	24,060	545,921
NetApp, Inc.	2,265	177,871
Western Digital Corp.	3,593	278,134

Total Technology Hardware, Storage & Peripherals		11,701,510

Textiles, Apparel & Luxury Goods - 0.7%
NIKE, Inc. Class B	12,880	1,026,278
PVH Corp.	801	119,926
Tapestry, Inc.	2,307	107,760
VF Corp.	3,157	257,359

Total Textiles, Apparel & Luxury Goods		1,511,323

Tobacco - 1.7%
Altria Group, Inc.	43,517	2,471,331
Philip Morris International, Inc.	13,242	1,069,159

Total Tobacco		3,540,490

Trading Companies & Distributors - 0.2%
Fastenal Co.	1,974	95,009
United Rentals, Inc.*	759	112,043
W.W. Grainger, Inc.	492	151,733

Total Trading Companies & Distributors		358,785

Water Utilities - 0.1%
American Water Works Co., Inc.	1,191	101,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Earnings 500 Fund (EPS)

June 30, 2018

Investments	Shares	Value
Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	6,998	$418,131

TOTAL COMMON STOCKS (Cost: $169,612,930)		202,976,024

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. High Dividend Fund(a)(b) (Cost: $350,513)	5,132	358,932

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $209,921)(d)	209,921	209,921

TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $170,173,364)		203,544,877
Other Assets less Liabilities - (0.0)%		(19,384)

NET ASSETS - 100.0%		$203,525,493

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $499,202 and the total market value of the collateral held by the Fund was $515,038. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $305,117.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.5%

United States - 99.5%

Aerospace & Defense - 0.8%
Lockheed Martin Corp.	28,468	$8,410,301

Air Freight & Logistics - 0.8%
United Parcel Service, Inc. Class B	73,918	7,852,309

Automobiles - 1.7%
Ford Motor Co.	719,231	7,961,887
General Motors Co.	201,657	7,945,286
Harley-Davidson, Inc.	17,542	738,167

Total Automobiles		16,645,340

Banks - 4.2%
American National Bankshares, Inc.	1,209	48,360
Ames National Corp.	1,274	39,303
Arrow Financial Corp.	1,274	46,374
Bar Harbor Bankshares	1,838	55,673
BB&T Corp.	81,003	4,085,791
BCB Bancorp, Inc.	2,320	34,800
Blue Hills Bancorp, Inc.	2,609	57,920
Boston Private Financial Holdings, Inc.	7,777	123,654
Bridge Bancorp, Inc.	2,108	75,783
Citizens & Northern Corp.	2,215	57,280
City Holding Co.	2,052	154,372
Community Trust Bancorp, Inc.	2,299	114,835
Financial Institutions, Inc.	1,924	63,300
First Bancorp, Inc.	1,657	46,761
First Hawaiian, Inc.	16,161	468,992
Flushing Financial Corp.	3,167	82,659
FNB Corp.	39,885	535,257
Hanmi Financial Corp.	2,932	83,122
Heritage Commerce Corp.	3,472	58,989
Hope Bancorp, Inc.	12,770	227,689
Huntington Bancshares, Inc.	124,320	1,834,963
National Bankshares, Inc.(a)	857	39,765
Old National Bancorp	15,889	295,535
PacWest Bancorp	20,293	1,002,880
Park National Corp.	1,761	196,211
Penns Woods Bancorp, Inc.	615	27,540
People’s United Financial, Inc.	47,492	859,130
Peoples Financial Services Corp.	880	41,378
Premier Financial Bancorp, Inc.	1,944	36,294
Sandy Spring Bancorp, Inc.	3,405	139,639
Southside Bancshares, Inc.	3,543	119,328
Trustmark Corp.	6,259	204,231
Umpqua Holdings Corp.	29,038	655,968
United Bankshares, Inc.	14,572	530,421
Univest Corp. of Pennsylvania	3,731	102,602
Valley National Bancorp	37,730	458,797
Washington Trust Bancorp, Inc.	1,590	92,379
Wells Fargo & Co.	504,489	27,968,870
WesBanco, Inc.	3,764	169,531
West Bancorporation, Inc.	2,403	60,435

Total Banks		41,296,811

Beverages - 4.1%
Coca-Cola Co. (The)	542,040	23,773,875
PepsiCo, Inc.	152,491	16,601,695

Total Beverages		40,375,570

Biotechnology - 2.7%
AbbVie, Inc.	183,915	17,039,725
Gilead Sciences, Inc.	141,825	10,046,883

Total Biotechnology		27,086,608

Capital Markets - 0.3%
Arlington Asset Investment Corp. Class A(a)	11,995	123,669
Artisan Partners Asset Management, Inc. Class A	11,307	340,906
BGC Partners, Inc. Class A	49,351	558,653
Federated Investors, Inc. Class B	13,713	319,787
GAIN Capital Holdings, Inc.(a)	5,284	39,894
Legg Mason, Inc.	9,866	342,646
Moelis & Co. Class A	4,100	240,465
Virtu Financial, Inc. Class A	19,769	524,867
Waddell & Reed Financial, Inc. Class A(a)	19,880	357,244
Westwood Holdings Group, Inc.	1,355	80,677

Total Capital Markets		2,928,808

Chemicals - 0.1%
CF Industries Holdings, Inc.	30,264	1,343,721
Innophos Holdings, Inc.	2,426	115,478

Total Chemicals		1,459,199

Commercial Services & Supplies - 0.3%
Covanta Holding Corp.	34,035	561,577
Ennis, Inc.	3,451	70,228
Essendant, Inc.	8,661	114,498
HNI Corp.	4,929	183,359
KAR Auction Services, Inc.	14,841	813,287
Knoll, Inc.	4,805	99,992
LSC Communications, Inc.	7,280	114,005
Pitney Bowes, Inc.	47,748	409,200
Quad/Graphics, Inc.	6,644	138,395
RR Donnelley & Sons Co.	15,878	91,457
Steelcase, Inc. Class A	12,657	170,870

Total Commercial Services & Supplies		2,766,868

Communications Equipment - 2.6%
Cisco Systems, Inc.	593,888	25,555,001

Consumer Finance - 0.1%
Navient Corp.	49,647	646,900

Containers & Packaging - 0.5%
Greif, Inc. Class B	2,789	160,646
International Paper Co.	53,057	2,763,208
Myers Industries, Inc.	4,078	78,298
Sonoco Products Co.	10,822	568,155
WestRock Co.	27,690	1,578,884

Total Containers & Packaging		5,149,191

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2018

Investments	Shares	Value
Distributors - 0.2%
Genuine Parts Co.	16,215	$1,488,375
Weyco Group, Inc.	1,229	44,735

Total Distributors		1,533,110

Diversified Consumer Services - 0.1%
Collectors Universe, Inc.	1,890	27,858
H&R Block, Inc.	30,778	701,123

Total Diversified Consumer Services		728,981

Diversified Telecommunication Services - 8.9%
AT&T, Inc.	1,276,144	40,976,984
CenturyLink, Inc.	494,295	9,213,659
Cogent Communications Holdings, Inc.	7,390	394,626
Consolidated Communications Holdings, Inc.	31,022	383,432
IDT Corp. Class B*	5,464	30,708
Verizon Communications, Inc.	734,046	36,929,854

Total Diversified Telecommunication Services		87,929,263

Electric Utilities - 6.0%
ALLETE, Inc.	5,734	443,869
Alliant Energy Corp.	26,138	1,106,160
American Electric Power Co., Inc.	62,986	4,361,781
Avangrid, Inc.	42,115	2,229,147
Duke Energy Corp.	110,835	8,764,832
Edison International	37,326	2,361,616
Entergy Corp.	30,880	2,494,795
Evergy, Inc.	33,959	1,906,798
Eversource Energy	38,478	2,255,196
Exelon Corp.	123,234	5,249,768
FirstEnergy Corp.	75,076	2,695,979
Hawaiian Electric Industries, Inc.	14,901	511,104
NextEra Energy, Inc.	45,740	7,639,952
OGE Energy Corp.	29,284	1,031,090
Otter Tail Corp.	4,378	208,393
Pinnacle West Capital Corp.	14,123	1,137,749
Portland General Electric Co.	9,537	407,802
PPL Corp.	122,409	3,494,777
Southern Co. (The)	175,956	8,148,522
Xcel Energy, Inc.	57,759	2,638,431

Total Electric Utilities		59,087,761

Electrical Equipment - 0.5%
Emerson Electric Co.	74,279	5,135,650
Powell Industries, Inc.	1,674	58,306

Total Electrical Equipment		5,193,956

Electronic Equipment, Instruments & Components - 0.0%
AVX Corp.	16,832	263,758
Daktronics, Inc.	7,657	65,161

Total Electronic Equipment, Instruments & Components		328,919

Energy Equipment & Services - 0.1%
Archrock, Inc.	14,532	174,384
Helmerich & Payne, Inc.	20,348	1,297,389

Total Energy Equipment & Services		1,471,773

Equity Real Estate Investment Trusts (REITs) - 14.2%
Acadia Realty Trust	12,278	336,049
Agree Realty Corp.	3,983	210,183
Alexander’s, Inc.	833	318,731
Alexandria Real Estate Equities, Inc.	9,611	1,212,620
American Assets Trust, Inc.	4,383	167,825
American Campus Communities, Inc.	20,800	891,904
Apartment Investment & Management Co. Class A	19,572	827,896
Apple Hospitality REIT, Inc.	51,891	927,811
Armada Hoffler Properties, Inc.	6,712	100,009
Ashford Hospitality Trust, Inc.	26,672	216,043
AvalonBay Communities, Inc.	16,544	2,843,748
Bluerock Residential Growth REIT, Inc.	7,211	64,322
Braemar Hotels & Resorts, Inc.	7,473	85,342
Brandywine Realty Trust	25,417	429,039
Brixmor Property Group, Inc.	69,423	1,210,043
Camden Property Trust	12,179	1,109,872
CareTrust REIT, Inc.	10,025	167,317
CatchMark Timber Trust, Inc. Class A	6,079	77,386
CBL & Associates Properties, Inc.(a)	75,764	422,005
Cedar Realty Trust, Inc.	11,369	53,662
Chatham Lodging Trust	9,972	211,606
Chesapeake Lodging Trust	13,117	415,022
CIM Commercial Trust Corp.	2,954	44,605
Colony Capital, Inc.	182,682	1,139,936
Columbia Property Trust, Inc.	24,657	559,960
Community Healthcare Trust, Inc.	2,967	88,624
CoreCivic, Inc.	36,586	874,040
CorEnergy Infrastructure Trust, Inc.	3,818	143,557
CoreSite Realty Corp.	4,037	447,380
Corporate Office Properties Trust	14,931	432,850
Cousins Properties, Inc.	53,608	519,461
Crown Castle International Corp.	60,583	6,532,059
CubeSmart	25,720	828,698
CyrusOne, Inc.	10,409	607,469
DDR Corp.	70,027	1,253,483
DiamondRock Hospitality Co.	34,307	421,290
Digital Realty Trust, Inc.	26,878	2,999,047
Duke Realty Corp.	39,037	1,133,244
Easterly Government Properties, Inc.	6,065	119,844
EastGroup Properties, Inc.	4,017	383,865
Education Realty Trust, Inc.	12,321	511,321
EPR Properties	16,621	1,076,875
Equity Residential	43,689	2,782,552
Essex Property Trust, Inc.	7,264	1,736,604
Extra Space Storage, Inc.	19,100	1,906,371
Farmland Partners, Inc.(a)	6,166	54,261
Federal Realty Investment Trust	8,404	1,063,526

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2018

Investments	Shares	Value
First Industrial Realty Trust, Inc.	11,683	$389,511
Four Corners Property Trust, Inc.	10,161	250,265
Franklin Street Properties Corp.	28,523	244,157
Gaming and Leisure Properties, Inc.	58,527	2,095,267
GEO Group, Inc. (The)	35,890	988,411
Getty Realty Corp.	6,810	191,838
GGP, Inc.	137,898	2,817,256
Gladstone Commercial Corp.	8,383	161,121
Global Medical REIT, Inc.	6,582	58,317
Global Net Lease, Inc.	25,151	513,835
Government Properties Income Trust	34,108	540,612
Gramercy Property Trust	32,818	896,588
HCP, Inc.	100,605	2,597,621
Healthcare Realty Trust, Inc.	17,509	509,162
Healthcare Trust of America, Inc. Class A	30,143	812,655
Hersha Hospitality Trust	8,415	180,502
Highwoods Properties, Inc.	13,441	681,862
Hospitality Properties Trust	43,322	1,239,442
Host Hotels & Resorts, Inc.	115,842	2,440,791
Hudson Pacific Properties, Inc.	17,462	618,679
Independence Realty Trust, Inc.	19,348	199,478
InfraREIT, Inc.	8,350	185,119
Investors Real Estate Trust	33,249	183,867
Iron Mountain, Inc.	61,054	2,137,501
JBG SMITH Properties	12,120	442,016
Jernigan Capital, Inc.(a)	3,276	62,441
Kimco Realty Corp.	97,896	1,663,253
Kite Realty Group Trust	20,782	354,957
Lamar Advertising Co. Class A	13,864	947,050
LaSalle Hotel Properties	27,498	941,257
Lexington Realty Trust	63,078	550,671
Liberty Property Trust	22,618	1,002,656
Life Storage, Inc.	7,494	729,241
LTC Properties, Inc.	7,910	338,073
Macerich Co. (The)	23,951	1,361,135
Mack-Cali Realty Corp.	11,065	224,398
MedEquities Realty Trust, Inc.	8,112	89,394
Medical Properties Trust, Inc.	97,793	1,373,014
Mid-America Apartment Communities, Inc.	14,300	1,439,581
Monmouth Real Estate Investment Corp.	11,395	188,359
National Health Investors, Inc.	7,684	566,157
National Retail Properties, Inc.	26,020	1,143,839
National Storage Affiliates Trust	5,796	178,633
New Senior Investment Group, Inc.	38,814	293,822
NexPoint Residential Trust, Inc.	5,006	142,421
NorthStar Realty Europe Corp.	10,621	153,898
Omega Healthcare Investors, Inc.(a)	72,567	2,249,577
One Liberty Properties, Inc.	4,571	120,720
Outfront Media, Inc.	32,108	624,501
Park Hotels & Resorts, Inc.	50,373	1,542,925
Pebblebrook Hotel Trust	12,280	476,464
Pennsylvania Real Estate Investment Trust(a)	19,518	214,503
Physicians Realty Trust	33,573	535,154
Piedmont Office Realty Trust, Inc. Class A	23,620	470,747
PotlatchDeltic Corp.	5,138	261,267
Preferred Apartment Communities, Inc. Class A	5,163	87,719
Prologis, Inc.	56,437	3,707,347
Public Storage	25,589	5,805,121
QTS Realty Trust, Inc. Class A	4,659	184,030
Ramco-Gershenson Properties Trust	15,096	199,418
Rayonier, Inc.	15,701	607,472
Realty Income Corp.	50,062	2,692,835
Regency Centers Corp.	20,268	1,258,237
Retail Opportunity Investments Corp.	14,920	285,867
Retail Properties of America, Inc. Class A	43,928	561,400
RLJ Lodging Trust	39,905	879,905
Ryman Hospitality Properties, Inc.	8,722	725,234
Sabra Health Care REIT, Inc.	65,197	1,416,731
Safety Income & Growth, Inc.	2,432	46,135
Saul Centers, Inc.	2,518	134,914
Select Income REIT	27,609	620,374
Senior Housing Properties Trust	73,066	1,321,764
Simon Property Group, Inc.	54,926	9,347,856
SL Green Realty Corp.	10,962	1,102,010
Spirit Realty Capital, Inc.	151,021	1,212,699
STAG Industrial, Inc.	18,102	492,917
STORE Capital Corp.	33,986	931,216
Summit Hotel Properties, Inc.	17,432	249,452
Sun Communities, Inc.	9,195	900,007
Tanger Factory Outlet Centers, Inc.(a)	18,885	443,609
Taubman Centers, Inc.	9,450	555,282
Tier REIT, Inc.	8,058	191,619
UDR, Inc.	33,631	1,262,508
UMH Properties, Inc.	7,494	115,033
Uniti Group, Inc.(a)	77,642	1,555,169
Universal Health Realty Income Trust	2,018	129,112
Urban Edge Properties	14,864	339,940
Urstadt Biddle Properties, Inc. Class A	5,716	129,353
Ventas, Inc.	67,689	3,854,889
VEREIT, Inc.	256,852	1,910,979
Vornado Realty Trust	22,925	1,694,616
W.P. Carey, Inc.	25,890	1,717,801
Washington Prime Group, Inc.	84,177	682,675
Washington Real Estate Investment Trust	10,888	330,233
Weingarten Realty Investors	22,781	701,883
Welltower, Inc.	75,291	4,719,993
Weyerhaeuser Co.	105,078	3,831,144
Whitestone REIT(a)	9,701	121,068
Xenia Hotels & Resorts, Inc.	21,636	527,053

Total Equity Real Estate Investment Trusts (REITs)		141,159,957

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2018

Investments	Shares	Value
Food & Staples Retailing - 0.0%
Village Super Market, Inc. Class A	2,163	$63,722
Weis Markets, Inc.	2,568	136,977

Total Food & Staples Retailing		200,699

Food Products - 2.3%
Archer-Daniels-Midland Co.	66,938	3,067,769
B&G Foods, Inc.(a)	13,687	409,241
Campbell Soup Co.(a)	32,154	1,303,523
Dean Foods Co.	9,660	101,527
Flowers Foods, Inc.	26,765	557,515
General Mills, Inc.	77,290	3,420,855
J.M. Smucker Co. (The)	11,474	1,233,226
Kellogg Co.	43,531	3,041,511
Kraft Heinz Co. (The)	150,381	9,446,934

Total Food Products		22,582,101

Gas Utilities - 0.2%
National Fuel Gas Co.	8,659	458,581
New Jersey Resources Corp.	8,893	397,962
Northwest Natural Gas Co.	3,852	245,758
South Jersey Industries, Inc.	9,237	309,162
Spire, Inc.	5,507	389,069
WGL Holdings, Inc.	4,656	413,220

Total Gas Utilities		2,213,752

Health Care Equipment & Supplies - 0.0%
Meridian Bioscience, Inc.	6,155	97,865

Health Care Providers & Services - 0.2%
Cardinal Health, Inc.	38,391	1,874,632
National HealthCare Corp.	1,549	109,019
Owens & Minor, Inc.	12,143	202,910
Patterson Cos., Inc.	9,409	213,302

Total Health Care Providers & Services		2,399,863

Hotels, Restaurants & Leisure - 1.4%
Brinker International, Inc.	7,475	355,810
Cracker Barrel Old Country Store, Inc.(a)	2,687	419,736
Darden Restaurants, Inc.	13,759	1,473,039
Dine Brands Global, Inc.	4,995	373,626
Las Vegas Sands Corp.	128,616	9,821,118
Six Flags Entertainment Corp.(a)	14,788	1,035,899
Speedway Motorsports, Inc.	4,445	77,165

Total Hotels, Restaurants & Leisure		13,556,393

Household Durables - 0.3%
CSS Industries, Inc.	926	15,649
Leggett & Platt, Inc.	15,527	693,125
MDC Holdings, Inc.	8,036	247,268
Newell Brands, Inc.	54,611	1,408,418
Tupperware Brands Corp.	9,128	376,439

Total Household Durables		2,740,899

Household Products - 2.8%
Kimberly-Clark Corp.	44,177	4,653,605
Procter & Gamble Co. (The)	301,594	23,542,428

Total Household Products		28,196,033

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	110,193	1,477,688
NRG Yield, Inc. Class A	8,950	152,598
Pattern Energy Group, Inc. Class A	29,230	548,062

Total Independent Power & Renewable Electricity Producers		2,178,348

Industrial Conglomerates - 1.3%
General Electric Co.	915,510	12,460,091

Insurance - 1.7%
American National Insurance Co.	2,587	309,379
AmTrust Financial Services, Inc.	51,766	754,231
Baldwin & Lyons, Inc. Class B	2,279	55,608
Cincinnati Financial Corp.	16,342	1,092,626
Crawford & Co. Class A	4,727	40,700
Donegal Group, Inc. Class A	2,863	38,965
EMC Insurance Group, Inc.	2,962	82,284
Erie Indemnity Co. Class A	4,630	542,914
First American Financial Corp.	14,925	771,921
FNF Group	28,924	1,088,121
HCI Group, Inc.	1,338	55,621
Mercury General Corp.	9,740	443,754
MetLife, Inc.	121,332	5,290,075
Old Republic International Corp.	38,557	767,670
Principal Financial Group, Inc.	30,174	1,597,713
Prudential Financial, Inc.	41,876	3,915,825
Safety Insurance Group, Inc.	2,121	181,133
Stewart Information Services Corp.	2,340	100,784

Total Insurance		17,129,324

Internet Software & Services - 0.0%
Reis, Inc.	1,258	27,424

IT Services - 2.5%
International Business Machines Corp.	139,741	19,521,818
Paychex, Inc.	40,574	2,773,233
Sabre Corp.	30,683	756,029
Western Union Co. (The)	62,202	1,264,566

Total IT Services		24,315,646

Machinery - 0.2%
American Railcar Industries, Inc.(a)	2,364	93,331
Cummins, Inc.	16,976	2,257,808
Miller Industries, Inc.	1,390	35,514

Total Machinery		2,386,653

Marine - 0.0%
Matson, Inc.	3,951	151,639

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2018

Investments	Shares	Value
Media - 0.7%
AMC Entertainment Holdings, Inc. Class A(a)	9,651	$153,451
Cinemark Holdings, Inc.	14,039	492,488
Entercom Communications Corp. Class A(a)	15,135	114,269
Entravision Communications Corp. Class A	6,696	33,480
Gannett Co., Inc.	27,631	295,652
Interpublic Group of Cos., Inc. (The)	53,486	1,253,712
Meredith Corp.(a)	4,812	245,412
National CineMedia, Inc.	31,356	263,390
New Media Investment Group, Inc.	17,260	318,965
Omnicom Group, Inc.	29,204	2,227,389
Saga Communications, Inc. Class A	699	26,911
Tribune Media Co. Class A	8,948	342,440
Viacom, Inc. Class B	35,493	1,070,469

Total Media		6,838,028

Metals & Mining - 0.2%
Compass Minerals International, Inc.(a)	5,254	345,450
Haynes International, Inc.	1,409	51,767
Nucor Corp.	30,975	1,935,937
Schnitzer Steel Industries, Inc. Class A	2,615	88,126

Total Metals & Mining		2,421,280

Multi-Utilities - 3.1%
Ameren Corp.	29,000	1,764,650
Avista Corp.	7,492	394,529
Black Hills Corp.	6,383	390,703
CenterPoint Energy, Inc.	66,247	1,835,704
CMS Energy Corp.	30,858	1,458,966
Consolidated Edison, Inc.	38,666	3,015,175
Dominion Energy, Inc.	91,557	6,242,356
DTE Energy Co.	22,189	2,299,446
MDU Resources Group, Inc.	20,861	598,293
NiSource, Inc.	36,166	950,443
NorthWestern Corp.	6,497	371,953
Public Service Enterprise Group, Inc.	67,306	3,643,947
SCANA Corp.	28,375	1,093,005
Sempra Energy	27,320	3,172,125
Unitil Corp.	2,469	126,018
Vectren Corp.	9,757	697,138
WEC Energy Group, Inc.	38,304	2,476,354

Total Multi-Utilities		30,530,805

Multiline Retail - 1.2%
Kohl’s Corp.	28,899	2,106,737
Macy’s, Inc.	69,218	2,590,830
Nordstrom, Inc.	20,795	1,076,765
Target Corp.	85,092	6,477,203

Total Multiline Retail		12,251,535

Oil, Gas & Consumable Fuels - 13.4%
Chevron Corp.	266,525	33,696,756
CVR Energy, Inc.(a)	23,051	852,656
Evolution Petroleum Corp.	7,619	75,047
Exxon Mobil Corp.	615,045	50,882,673
Green Plains, Inc.	3,921	71,754
HollyFrontier Corp.	22,704	1,553,635
Kinder Morgan, Inc.	243,183	4,297,043
Marathon Petroleum Corp.	48,684	3,415,669
Murphy Oil Corp.	22,931	774,380
Occidental Petroleum Corp.	133,235	11,149,105
ONEOK, Inc.	83,514	5,831,783
PBF Energy, Inc. Class A	15,415	646,351
Phillips 66	55,244	6,204,454
SemGroup Corp. Class A	19,780	502,412
Targa Resources Corp.	67,166	3,324,045
Valero Energy Corp.	55,552	6,156,828
Williams Cos., Inc. (The)	134,625	3,649,684

Total Oil, Gas & Consumable Fuels		133,084,275

Paper & Forest Products - 0.1%
Domtar Corp.	9,386	448,088
Schweitzer-Mauduit International, Inc.	4,536	198,314

Total Paper & Forest Products		646,402

Personal Products - 0.1%
Coty, Inc. Class A	81,818	1,153,634
Natural Health Trends Corp.(a)	1,274	31,875

Total Personal Products		1,185,509

Pharmaceuticals - 9.2%
Eli Lilly & Co.	103,882	8,864,251
Johnson & Johnson	250,092	30,346,163
Merck & Co., Inc.	366,620	22,253,834
Pfizer, Inc.	831,531	30,167,945

Total Pharmaceuticals		91,632,193

Professional Services - 0.0%
Resources Connection, Inc.	3,099	52,373

Real Estate Management & Development - 0.1%
Kennedy-Wilson Holdings, Inc.	24,793	524,372

Semiconductors & Semiconductor Equipment - 3.7%
Cypress Semiconductor Corp.	44,735	696,971
Intel Corp.	457,655	22,750,030
Maxim Integrated Products, Inc.	32,486	1,905,629
NVE Corp.	821	99,981
QUALCOMM, Inc.	203,699	11,431,588
Xperi Corp.	6,406	103,137

Total Semiconductors & Semiconductor Equipment		36,987,336

Software - 0.2%
American Software, Inc. Class A	3,747	54,594
CA, Inc.	49,412	1,761,538
TiVo Corp.	18,247	245,422

Total Software		2,061,554

Specialty Retail - 0.8%
Abercrombie & Fitch Co. Class A	12,028	294,445

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. High Dividend Fund (DHS)

June 30, 2018

Investments	Shares	Value
American Eagle Outfitters, Inc.	18,252	$424,359
Barnes & Noble, Inc.	23,826	151,295
Bed Bath & Beyond, Inc.	12,354	246,154
Buckle, Inc. (The)(a)	7,949	213,828
Cato Corp. (The) Class A	7,022	172,882
Chico’s FAS, Inc.	15,419	125,511
DSW, Inc. Class A	10,042	259,284
Foot Locker, Inc.	13,292	699,824
GameStop Corp. Class A(a)	29,727	433,122
Gap, Inc. (The)	45,228	1,464,935
Guess?, Inc.	20,636	441,610
L Brands, Inc.	46,075	1,699,246
Office Depot, Inc.	52,434	133,707
Penske Automotive Group, Inc.	9,126	427,553
Tailored Brands, Inc.	7,242	184,816
Williams-Sonoma, Inc.(a)	9,486	582,251

Total Specialty Retail		7,954,822

Technology Hardware, Storage & Peripherals - 0.7%
HP, Inc.	176,945	4,014,882
Western Digital Corp.	29,361	2,272,835
Xerox Corp.	32,851	788,424

Total Technology Hardware, Storage & Peripherals		7,076,141

Textiles, Apparel & Luxury Goods - 0.6%
Hanesbrands, Inc.	38,264	842,573
Tapestry, Inc.	35,509	1,658,625
VF Corp.	40,095	3,268,545

Total Textiles, Apparel & Luxury Goods		5,769,743

Thrifts & Mortgage Finance - 0.3%
Dime Community Bancshares, Inc.	4,378	85,371
New York Community Bancorp, Inc.	92,763	1,024,104
Northwest Bancshares, Inc.	14,730	256,155
Oritani Financial Corp.	7,112	115,214
Provident Financial Services, Inc.	6,082	167,438
TFS Financial Corp.	48,725	768,393
TrustCo Bank Corp.	10,486	93,325
United Financial Bancorp, Inc.	6,644	116,403

Total Thrifts & Mortgage Finance		2,626,403

Tobacco - 3.6%
Altria Group, Inc.	274,198	15,571,704
Philip Morris International, Inc.	242,882	19,610,293
Universal Corp.	3,270	215,984
Vector Group Ltd.	37,041	706,742

Total Tobacco		36,104,723

Trading Companies & Distributors - 0.1%
GATX Corp.	3,818	283,410
H&E Equipment Services, Inc.	6,026	226,638
Watsco, Inc.	3,398	605,795

Total Trading Companies & Distributors		1,115,843

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	28,533	1,204,093

Wireless Telecommunication Services - 0.0%
Spok Holdings, Inc.	2,482	37,354

TOTAL COMMON STOCKS (Cost: $971,601,860)		988,348,140

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. Total Dividend Fund(b)
(Cost: $1,979,925)	23,259	2,119,825

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $1,798,307)(d)	1,798,307	1,798,307

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $975,380,092)		992,266,272
Other Assets less Liabilities - 0.1%		698,085

NET ASSETS - 100.0%		$992,964,357

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $8,571,974 and the total market value of the collateral held by the Fund was $8,881,707. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $7,083,400.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 3.0%
Boeing Co. (The)	57,539	$19,304,910
General Dynamics Corp.	24,047	4,482,601
Harris Corp.	9,753	1,409,699
L3 Technologies, Inc.	5,980	1,150,073
Lockheed Martin Corp.	35,432	10,467,676
Northrop Grumman Corp.	11,300	3,477,010
Raytheon Co.	24,260	4,686,547
Rockwell Collins, Inc.	7,879	1,061,144
Textron, Inc.	1,755	115,672
United Technologies Corp.	88,239	11,032,522

Total Aerospace & Defense		57,187,854

Air Freight & Logistics - 0.6%
FedEx Corp.	10,641	2,416,146
United Parcel Service, Inc. Class B	92,928	9,871,741

Total Air Freight & Logistics		12,287,887

Airlines - 0.3%
American Airlines Group, Inc.	18,201	690,910
Delta Air Lines, Inc.	80,291	3,977,616
Southwest Airlines Co.	22,468	1,143,172

Total Airlines		5,811,698

Automobiles - 1.0%
Ford Motor Co.	907,129	10,041,918
General Motors Co.	250,844	9,883,254

Total Automobiles		19,925,172

Banks - 7.7%
Bank of America Corp.	835,732	23,559,285
BB&T Corp.	101,234	5,106,243
Citigroup, Inc.	217,406	14,548,810
Citizens Financial Group, Inc.	39,593	1,540,168
Comerica, Inc.	12,161	1,105,678
Fifth Third Bancorp	70,817	2,032,448
First Republic Bank	5,698	551,509
Huntington Bancshares, Inc.	154,569	2,281,438
JPMorgan Chase & Co.	357,807	37,283,489
KeyCorp	106,372	2,078,509
M&T Bank Corp.	12,555	2,136,233
PNC Financial Services Group, Inc. (The)	48,411	6,540,326
Regions Financial Corp.	114,975	2,044,256
SunTrust Banks, Inc.	57,607	3,803,214
U.S. Bancorp	174,300	8,718,486
Wells Fargo & Co.	631,741	35,023,721

Total Banks		148,353,813

Beverages - 3.0%
Brown-Forman Corp. Class B	16,011	784,699
Coca-Cola Co. (The)	679,001	29,780,984
Constellation Brands, Inc. Class A	8,096	1,771,972
Dr. Pepper Snapple Group, Inc.	21,131	2,577,982
Molson Coors Brewing Co. Class B	18,510	1,259,420
PepsiCo, Inc.	190,547	20,744,852

Total Beverages		56,919,909

Biotechnology - 2.6%
AbbVie, Inc.	229,424	21,256,134
Amgen, Inc.	92,467	17,068,483
Gilead Sciences, Inc.	178,102	12,616,746

Total Biotechnology		50,941,363

Building Products - 0.0%
Masco Corp.	12,688	474,785

Capital Markets - 2.8%
Ameriprise Financial, Inc.	14,622	2,045,326
Bank of New York Mellon Corp. (The)	88,429	4,768,976
BlackRock, Inc.	15,233	7,601,876
CBOE Global Markets, Inc.	4,017	418,049
Charles Schwab Corp. (The)	40,633	2,076,346
CME Group, Inc.	28,724	4,708,438
Franklin Resources, Inc.	47,329	1,516,895
Goldman Sachs Group, Inc. (The)	22,260	4,909,888
Intercontinental Exchange, Inc.	31,576	2,322,415
Moody’s Corp.	9,913	1,690,761
Morgan Stanley	167,583	7,943,434
Nasdaq, Inc.	16,234	1,481,677
Northern Trust Corp.	18,721	1,926,204
S&P Global, Inc.	12,421	2,532,518
State Street Corp.	31,320	2,915,579
T. Rowe Price Group, Inc.	27,023	3,137,100
TD Ameritrade Holding Corp.	43,087	2,359,875

Total Capital Markets		54,355,357

Chemicals - 1.7%
Air Products & Chemicals, Inc.	24,529	3,819,901
Albemarle Corp.	5,452	514,287
Celanese Corp. Series A	11,112	1,234,099
DowDuPont, Inc.	244,499	16,117,374
Eastman Chemical Co.	15,686	1,567,972
Ecolab, Inc.	15,212	2,134,700
PPG Industries, Inc.	19,216	1,993,276
Praxair, Inc.	29,313	4,635,851
Sherwin-Williams Co. (The)	4,035	1,644,545

Total Chemicals		33,662,005

Commercial Services & Supplies - 0.4%
Cintas Corp.	5,503	1,018,440
Republic Services, Inc.	34,379	2,350,148
Waste Management, Inc.	43,426	3,532,271

Total Commercial Services & Supplies		6,900,859

Communications Equipment - 1.8%
Cisco Systems, Inc.	742,448	31,947,537
Motorola Solutions, Inc.	17,516	2,038,337

Total Communications Equipment		33,985,874

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	2,375	530,409
Vulcan Materials Co.	4,830	623,360

Total Construction Materials		1,153,769

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2018

Investments	Shares	Value
Consumer Finance - 0.7%
American Express Co.	60,663	$5,944,974
Capital One Financial Corp.	39,033	3,587,133
Discover Financial Services	32,826	2,311,278
Synchrony Financial	59,608	1,989,715

Total Consumer Finance		13,833,100

Containers & Packaging - 0.3%
Ball Corp.	15,868	564,107
International Paper Co.	66,308	3,453,321
WestRock Co.	33,200	1,893,064

Total Containers & Packaging		5,910,492

Distributors - 0.1%
Genuine Parts Co.	19,738	1,811,751

Diversified Telecommunication Services - 5.8%
AT&T, Inc.	1,690,887	54,294,382
CenturyLink, Inc.	618,735	11,533,220
Verizon Communications, Inc.	917,086	46,138,597

Total Diversified Telecommunication Services		111,966,199

Electric Utilities - 3.4%
American Electric Power Co., Inc.	78,042	5,404,408
Avangrid, Inc.	51,593	2,730,817
Duke Energy Corp.	137,511	10,874,370
Edison International	46,579	2,947,053
Entergy Corp.	37,402	3,021,708
Eversource Energy	45,241	2,651,575
Exelon Corp.	149,053	6,349,658
FirstEnergy Corp.	93,862	3,370,584
NextEra Energy, Inc.	56,854	9,496,324
PPL Corp.	150,280	4,290,494
Southern Co. (The)	222,083	10,284,664
Xcel Energy, Inc.	70,920	3,239,626

Total Electric Utilities		64,661,281

Electrical Equipment - 0.4%
AMETEK, Inc.	4,758	343,337
Emerson Electric Co.	92,020	6,362,263
Rockwell Automation, Inc.	11,170	1,856,789

Total Electrical Equipment		8,562,389

Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp. Class A	12,733	1,109,681
Corning, Inc.	83,631	2,300,689

Total Electronic Equipment, Instruments & Components		3,410,370

Energy Equipment & Services - 0.2%
Halliburton Co.	68,952	3,106,977

Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	39,045	5,629,118
AvalonBay Communities, Inc.	20,668	3,552,622
Boston Properties, Inc.	17,311	2,171,146
Crown Castle International Corp.	74,823	8,067,416
Digital Realty Trust, Inc.	31,332	3,496,024
Equinix, Inc.	6,632	2,851,030
Equity Residential	54,068	3,443,591
Essex Property Trust, Inc.	9,098	2,175,059
GGP, Inc.	171,737	3,508,587
Host Hotels & Resorts, Inc.	142,180	2,995,733
Prologis, Inc.	69,691	4,578,002
Public Storage	32,369	7,343,231
Realty Income Corp.	62,302	3,351,224
Simon Property Group, Inc.	69,043	11,750,428
Ventas, Inc.	84,395	4,806,295
Vornado Realty Trust	28,530	2,108,938
Welltower, Inc.	94,088	5,898,377
Weyerhaeuser Co.	131,219	4,784,245

Total Equity Real Estate Investment Trusts (REITs)		82,511,066

Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	22,334	4,667,359
Kroger Co. (The)	76,880	2,187,236
Sysco Corp.	58,363	3,985,609
Walgreens Boots Alliance, Inc.	107,472	6,449,932
Walmart, Inc.	306,078	26,215,581

Total Food & Staples Retailing		43,505,717

Food Products - 2.1%
Archer-Daniels-Midland Co.	85,264	3,907,649
Campbell Soup Co.(a)	40,129	1,626,830
Conagra Brands, Inc.	46,231	1,651,834
General Mills, Inc.	94,636	4,188,589
Hershey Co. (The)	16,771	1,560,709
Hormel Foods Corp.(a)	50,924	1,894,882
J.M. Smucker Co. (The)	14,043	1,509,342
Kellogg Co.	53,935	3,768,438
Kraft Heinz Co. (The)	188,902	11,866,824
Mondelez International, Inc. Class A	150,522	6,171,402
Tyson Foods, Inc. Class A	20,244	1,393,799

Total Food Products		39,540,298

Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	165,085	10,068,534
Baxter International, Inc.	26,703	1,971,750
Becton, Dickinson and Co.	16,147	3,868,175
Danaher Corp.	20,054	1,978,929
Dentsply Sirona, Inc.	5,776	252,816
Stryker Corp.	20,683	3,492,531
Zimmer Biomet Holdings, Inc.	7,984	889,737

Total Health Care Equipment & Supplies		22,522,472

Health Care Providers & Services - 2.0%
Aetna, Inc.	17,691	3,246,298
AmerisourceBergen Corp.	18,678	1,592,673
Anthem, Inc.	15,917	3,788,724
Cardinal Health, Inc.	48,304	2,358,684
Cigna Corp.	348	59,143
CVS Health Corp.	135,078	8,692,269
Humana, Inc.	4,250	1,264,928
McKesson Corp.	8,755	1,167,917
Quest Diagnostics, Inc.	12,633	1,388,872
UnitedHealth Group, Inc.	63,220	15,510,395

Total Health Care Providers & Services		39,069,903

Hotels, Restaurants & Leisure - 2.1%
Hilton Worldwide Holdings, Inc.	12,833	1,015,860

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2018

Investments	Shares	Value
Las Vegas Sands Corp.	160,042	$12,220,807
Marriott International, Inc. Class A	18,814	2,381,853
McDonald’s Corp.	90,506	14,181,385
MGM Resorts International	33,277	966,031
Starbucks Corp.	142,036	6,938,459
Wynn Resorts Ltd.	5,617	939,949
Yum! Brands, Inc.	24,769	1,937,431

Total Hotels, Restaurants & Leisure		40,581,775

Household Durables - 0.1%
D.R. Horton, Inc.	18,427	755,507
Newell Brands, Inc.	71,362	1,840,426

Total Household Durables		2,595,933

Household Products - 2.2%
Clorox Co. (The)	14,897	2,014,819
Colgate-Palmolive Co.	92,938	6,023,312
Kimberly-Clark Corp.	54,423	5,732,919
Procter & Gamble Co. (The)	377,832	29,493,566

Total Household Products		43,264,616

Industrial Conglomerates - 2.0%
3M Co.	57,246	11,261,433
General Electric Co.	1,141,529	15,536,210
Honeywell International, Inc.	72,081	10,383,268
Roper Technologies, Inc.	2,782	767,581

Total Industrial Conglomerates		37,948,492

Insurance - 2.0%
Aflac, Inc.	79,986	3,440,998
Allstate Corp. (The)	26,157	2,387,349
American International Group, Inc.	92,970	4,929,269
CNA Financial Corp.	27,539	1,257,982
Hartford Financial Services Group, Inc. (The)	31,462	1,608,652
Lincoln National Corp.	17,909	1,114,835
Loews Corp.	8,443	407,628
Marsh & McLennan Cos., Inc.	44,447	3,643,321
MetLife, Inc.	153,456	6,690,682
Principal Financial Group, Inc.	37,716	1,997,062
Progressive Corp. (The)	36,736	2,172,934
Prudential Financial, Inc.	52,319	4,892,350
Travelers Cos., Inc. (The)	28,389	3,473,110

Total Insurance		38,016,172

Internet & Catalog Retail - 0.0%
Expedia Group, Inc.	6,596	792,773

IT Services - 2.8%
Alliance Data Systems Corp.	2,500	583,000
Automatic Data Processing, Inc.	46,647	6,257,229
Cognizant Technology Solutions Corp. Class A	24,731	1,953,502
DXC Technology Co.	9,313	750,721
Fidelity National Information Services, Inc.	20,047	2,125,583
International Business Machines Corp.	173,989	24,306,263
MasterCard, Inc. Class A	30,300	5,954,556
Paychex, Inc.	50,087	3,423,447
Total System Services, Inc.	5,120	432,742
Visa, Inc. Class A	61,645	8,164,880

Total IT Services		53,951,923

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	14,376	889,012
Thermo Fisher Scientific, Inc.	6,486	1,343,510

Total Life Sciences Tools & Services		2,232,522

Machinery - 1.3%
Caterpillar, Inc.	63,106	8,561,591
Cummins, Inc.	20,750	2,759,750
Deere & Co.	25,302	3,537,220
Dover Corp.	14,876	1,088,923
Fortive Corp.	6,943	535,375
Illinois Tool Works, Inc.	31,434	4,354,867
PACCAR, Inc.	23,366	1,447,757
Parker-Hannifin Corp.	9,365	1,459,535
Stanley Black & Decker, Inc.	11,573	1,537,010

Total Machinery		25,282,028

Media - 1.8%
CBS Corp. Class B Non-Voting Shares	21,772	1,224,022
Comcast Corp. Class A	376,764	12,361,627
Omnicom Group, Inc.	37,192	2,836,634
Sirius XM Holdings, Inc.(a)	179,586	1,215,797
Twenty-First Century Fox, Inc. Class A	55,985	2,781,894
Twenty-First Century Fox, Inc. Class B	42,674	2,102,548
Walt Disney Co. (The)	118,486	12,418,518

Total Media		34,941,040

Metals & Mining - 0.2%
Newmont Mining Corp.	20,917	788,780
Nucor Corp.	37,888	2,368,000

Total Metals & Mining		3,156,780

Multi-Utilities - 1.6%
Ameren Corp.	35,029	2,131,515
CenterPoint Energy, Inc.	73,627	2,040,204
CMS Energy Corp.	36,984	1,748,604
Consolidated Edison, Inc.	47,726	3,721,673
Dominion Energy, Inc.	115,953	7,905,676
DTE Energy Co.	26,664	2,763,190
Public Service Enterprise Group, Inc.	82,343	4,458,050
Sempra Energy	34,261	3,978,045
WEC Energy Group, Inc.	46,979	3,037,192

Total Multi-Utilities		31,784,149

Multiline Retail - 0.5%
Dollar General Corp.	15,037	1,482,648
Target Corp.	107,136	8,155,192

Total Multiline Retail		9,637,840

Oil, Gas & Consumable Fuels - 9.1%
Anadarko Petroleum Corp.	10,622	778,062
Andeavor	16,294	2,137,447

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2018

Investments	Shares	Value
Apache Corp.	45,921	$2,146,807
Cabot Oil & Gas Corp.	13,688	325,774
Chevron Corp.	333,171	42,122,810
ConocoPhillips	119,023	8,286,381
Devon Energy Corp.	15,224	669,247
EOG Resources, Inc.	18,390	2,288,268
EQT Corp.	2,407	132,818
Exxon Mobil Corp.	768,759	63,599,432
Hess Corp.	33,638	2,250,046
Kinder Morgan, Inc.	309,081	5,461,461
Marathon Petroleum Corp.	59,986	4,208,618
Occidental Petroleum Corp.	166,650	13,945,272
ONEOK, Inc.	104,769	7,316,019
Phillips 66	68,739	7,720,077
Pioneer Natural Resources Co.	389	73,614
Valero Energy Corp.	68,693	7,613,245
Williams Cos., Inc. (The)	168,065	4,556,242

Total Oil, Gas & Consumable Fuels		175,631,640

Personal Products - 0.2%
Coty, Inc. Class A	103,409	1,458,067
Estee Lauder Cos., Inc. (The) Class A	14,000	1,997,660

Total Personal Products		3,455,727

Pharmaceuticals - 6.6%
Bristol-Myers Squibb Co.	198,724	10,997,386
Eli Lilly & Co.	129,236	11,027,708
Johnson & Johnson	312,534	37,922,876
Merck & Co., Inc.	456,485	27,708,639
Pfizer, Inc.	1,039,169	37,701,051
Zoetis, Inc.	14,290	1,217,365

Total Pharmaceuticals		126,575,025

Professional Services - 0.0%
Equifax, Inc.	7,436	930,318

Road & Rail - 1.0%
CSX Corp.	63,077	4,023,051
Norfolk Southern Corp.	24,720	3,729,506
Union Pacific Corp.	79,179	11,218,081

Total Road & Rail		18,970,638

Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	37,338	3,581,461
Applied Materials, Inc.	42,218	1,950,049
Intel Corp.	571,040	28,386,398
KLA-Tencor Corp.	17,854	1,830,571
Lam Research Corp.	8,978	1,551,847
Maxim Integrated Products, Inc.	38,910	2,282,461
Microchip Technology, Inc.	19,565	1,779,437
NVIDIA Corp.	9,745	2,308,591
QUALCOMM, Inc.	254,472	14,280,969
Skyworks Solutions, Inc.	11,776	1,138,150
Texas Instruments, Inc.	121,581	13,404,305
Xilinx, Inc.	25,295	1,650,752

Total Semiconductors & Semiconductor Equipment		74,144,991

Software - 4.9%
Activision Blizzard, Inc.	19,192	1,464,733
CA, Inc.	61,598	2,195,969
Intuit, Inc.	12,654	2,585,276
Microsoft Corp.	749,863	73,943,990
Oracle Corp.	310,983	13,701,911
Symantec Corp.	32,649	674,202

Total Software		94,566,081

Specialty Retail - 2.0%
Best Buy Co., Inc.	31,184	2,325,703
Home Depot, Inc. (The)	110,105	21,481,485
L Brands, Inc.	55,773	2,056,908
Lowe’s Cos., Inc.	76,551	7,315,979
Ross Stores, Inc.	15,321	1,298,455
TJX Cos., Inc. (The)	52,398	4,987,242

Total Specialty Retail		39,465,772

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc.	371,974	68,856,107
Hewlett Packard Enterprise Co.	164,009	2,396,172
HP, Inc.	218,553	4,958,968
NetApp, Inc.	18,214	1,430,345
Western Digital Corp.	35,840	2,774,374

Total Technology Hardware, Storage & Peripherals		80,415,966

Textiles, Apparel & Luxury Goods - 0.6%
NIKE, Inc. Class B	82,574	6,579,496
VF Corp.	49,394	4,026,599

Total Textiles, Apparel & Luxury Goods		10,606,095

Tobacco - 2.3%
Altria Group, Inc.	341,546	19,396,397
Philip Morris International, Inc.	302,339	24,410,851

Total Tobacco		43,807,248

Trading Companies & Distributors - 0.1%
Fastenal Co.	32,874	1,582,226

Water Utilities - 0.1%
American Water Works Co., Inc.	15,971	1,363,604

TOTAL COMMON STOCKS (Cost: $1,631,507,069)		1,918,073,734

EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. Total Dividend Fund(b) (Cost: $4,727,407)	51,547	4,697,994

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $1,212,135)(d)	1,212,135	1,212,135

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. LargeCap Dividend Fund (DLN)

June 30, 2018

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $1,637,446,611)	$1,923,983,863
Other Assets less Liabilities - 0.1%	1,447,674

NET ASSETS - 100.0%	$1,925,431,537

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,163,708 and the total market value of the collateral held by the Fund was $3,253,924. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,041,789.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 1.0%
Arconic, Inc.	392,344	$6,673,772
BWX Technologies, Inc.	58,123	3,622,225
Curtiss-Wright Corp.	17,529	2,086,302
HEICO Corp. Class A	13,365	814,612
Hexcel Corp.	60,179	3,994,682
Huntington Ingalls Industries, Inc.	45,743	9,916,625
Spirit AeroSystems Holdings, Inc. Class A	45,463	3,905,726

Total Aerospace & Defense		31,013,944

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	236,371	19,774,798
Expeditors International of Washington, Inc.	192,554	14,075,697

Total Air Freight & Logistics		33,850,495

Airlines - 0.3%
Alaska Air Group, Inc.	174,809	10,556,716

Auto Components - 1.4%
BorgWarner, Inc.	221,416	9,556,315
Dana, Inc.	85,509	1,726,427
Gentex Corp.	459,902	10,586,944
Goodyear Tire & Rubber Co. (The)	359,025	8,361,692
LCI Industries	36,119	3,256,128
Lear Corp.	62,992	11,704,543

Total Auto Components		45,192,049

Automobiles - 0.6%
Harley-Davidson, Inc.	401,330	16,887,966
Thor Industries, Inc.	42,540	4,142,971

Total Automobiles		21,030,937

Banks - 3.3%
Associated Banc-Corp.	102,215	2,790,469
Bank of Hawaii Corp.	31,518	2,629,232
Bank of the Ozarks, Inc.	61,354	2,763,384
BankUnited, Inc.	68,399	2,794,099
BOK Financial Corp.(a)	40,804	3,835,984
Cathay General Bancorp	54,960	2,225,330
Chemical Financial Corp.	45,238	2,518,399
CIT Group, Inc.	54,112	2,727,786
Columbia Banking System, Inc.	41,937	1,715,223
Commerce Bancshares, Inc.	49,930	3,230,970
Cullen/Frost Bankers, Inc.	46,513	5,034,567
East West Bancorp, Inc.	59,266	3,864,143
First Citizens BancShares, Inc. Class A	1,187	478,717
First Hawaiian, Inc.	125,483	3,641,517
First Horizon National Corp.	127,233	2,269,837
FNB Corp.	346,256	4,646,756
Fulton Financial Corp.	128,729	2,124,029
Hancock Whitney Corp.	49,821	2,324,150
Home BancShares, Inc.	100,970	2,277,883
Iberiabank Corp.	30,835	2,337,293
Investors Bancorp, Inc.	235,911	3,017,302
MB Financial, Inc.	46,662	2,179,115
PacWest Bancorp	169,226	8,363,149
People’s United Financial, Inc.	395,342	7,151,737
Pinnacle Financial Partners, Inc.	19,524	1,197,797
Prosperity Bancshares, Inc.	45,069	3,080,917
Sterling Bancorp	74,728	1,756,108
Synovus Financial Corp.	45,455	2,401,388
TCF Financial Corp.	76,937	1,894,189
UMB Financial Corp.	22,570	1,720,511
Umpqua Holdings Corp.	227,322	5,135,204
United Bankshares, Inc.	128,278	4,669,319
Webster Financial Corp.	51,541	3,283,162
Wintrust Financial Corp.	10,754	936,136
Zions Bancorp	79,341	4,180,477

Total Banks		107,196,279

Building Products - 0.8%
A.O. Smith Corp.	107,583	6,363,534
Fortune Brands Home & Security, Inc.	134,468	7,219,587
Lennox International, Inc.	33,685	6,742,053
Owens Corning	83,725	5,305,653

Total Building Products		25,630,827

Capital Markets - 1.2%
Affiliated Managers Group, Inc.	6,534	971,410
BGC Partners, Inc. Class A	341,785	3,869,006
Eaton Vance Corp.	79,302	4,138,771
Evercore, Inc. Class A	22,173	2,338,143
FactSet Research Systems, Inc.	13,312	2,637,107
Federated Investors, Inc. Class B	89,670	2,091,104
Interactive Brokers Group, Inc. Class A	13,760	886,282
Legg Mason, Inc.	77,829	2,703,001
LPL Financial Holdings, Inc.	51,706	3,388,811
MarketAxess Holdings, Inc.	7,418	1,467,726
Morningstar, Inc.	13,006	1,668,020
MSCI, Inc.	33,158	5,485,328
Raymond James Financial, Inc.	49,398	4,413,711
SEI Investments Co.	38,763	2,423,463
Stifel Financial Corp.	13,392	699,732

Total Capital Markets		39,181,615

Chemicals - 4.6%
Ashland Global Holdings, Inc.	67,311	5,262,374
Cabot Corp.	112,220	6,931,829
CF Industries Holdings, Inc.	593,121	26,334,572
Chemours Co. (The)	39,758	1,763,665
FMC Corp.	83,476	7,446,894
Huntsman Corp.	328,787	9,600,580
International Flavors & Fragrances, Inc.	117,937	14,619,471
Kronos Worldwide, Inc.	230,174	5,185,820
Mosaic Co. (The)	119,958	3,364,822
NewMarket Corp.	17,831	7,212,640
Olin Corp.	316,493	9,089,679
PolyOne Corp.	108,268	4,679,343
RPM International, Inc.	263,148	15,346,791
Scotts Miracle-Gro Co. (The)	100,033	8,318,744

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2018

Investments	Shares	Value
Sensient Technologies Corp.	64,437	$4,610,467
Valvoline, Inc.	205,175	4,425,625
W.R. Grace & Co.	68,478	5,020,122
Westlake Chemical Corp.	91,461	9,843,948

Total Chemicals		149,057,386

Commercial Services & Supplies - 1.3%
Brink’s Co. (The)	32,414	2,585,017
Deluxe Corp.	64,511	4,271,273
Healthcare Services Group, Inc.(a)	89,207	3,852,850
KAR Auction Services, Inc.	305,884	16,762,443
MSA Safety, Inc.	55,187	5,316,716
Rollins, Inc.	183,081	9,626,399

Total Commercial Services & Supplies		42,414,698

Communications Equipment - 0.4%
Juniper Networks, Inc.	438,818	12,032,390

Construction & Engineering - 0.6%
EMCOR Group, Inc.	19,845	1,511,792
Fluor Corp.	193,004	9,414,735
Jacobs Engineering Group, Inc.	87,924	5,582,295
Valmont Industries, Inc.	16,358	2,465,969

Total Construction & Engineering		18,974,791

Construction Materials - 0.0%
Eagle Materials, Inc.	14,135	1,483,751

Consumer Finance - 0.3%
Ally Financial, Inc.	225,886	5,934,025
Navient Corp.	414,703	5,403,580

Total Consumer Finance		11,337,605

Containers & Packaging - 2.3%
AptarGroup, Inc.	74,275	6,935,800
Avery Dennison Corp.	116,172	11,861,161
Bemis Co., Inc.	191,785	8,095,245
Graphic Packaging Holding Co.	494,827	7,179,940
Packaging Corp. of America	166,460	18,608,563
Sealed Air Corp.	201,465	8,552,189
Sonoco Products Co.	234,706	12,322,065

Total Containers & Packaging		73,554,963

Distributors - 0.2%
Pool Corp.	38,970	5,903,955

Diversified Consumer Services - 0.7%
H&R Block, Inc.	610,502	13,907,236
Service Corp. International	244,690	8,757,455

Total Diversified Consumer Services		22,664,691

Diversified Financial Services - 0.1%
Jefferies Financial Group, Inc.	164,202	3,733,953
Voya Financial, Inc.	6,060	284,820

Total Diversified Financial Services		4,018,773

Electric Utilities - 4.6%
ALLETE, Inc.	115,337	8,928,237
Alliant Energy Corp.	535,900	22,679,288
Evergy, Inc.	673,489	37,816,408
Hawaiian Electric Industries, Inc.	297,809	10,214,849
IDACORP, Inc.	102,466	9,451,464
OGE Energy Corp.	641,430	22,584,750
Pinnacle West Capital Corp.	282,934	22,793,163
PNM Resources, Inc.	142,852	5,556,943
Portland General Electric Co.	207,703	8,881,380

Total Electric Utilities		148,906,482

Electrical Equipment - 0.5%
Acuity Brands, Inc.	10,072	1,167,043
Hubbell, Inc.	106,503	11,261,627
Regal Beloit Corp.	48,876	3,998,057

Total Electrical Equipment		16,426,727

Electronic Equipment, Instruments & Components - 1.6%
Avnet, Inc.	184,696	7,921,611
Belden, Inc.(a)	7,928	484,559
CDW Corp.	153,051	12,364,990
Cognex Corp.	22,788	1,016,573
Dolby Laboratories, Inc. Class A	52,289	3,225,708
FLIR Systems, Inc.	149,185	7,753,145
Jabil, Inc.	168,144	4,650,863
Littelfuse, Inc.	13,905	3,172,843
National Instruments Corp.	211,546	8,880,701
SYNNEX Corp.	29,462	2,843,378

Total Electronic Equipment, Instruments & Components		52,314,371

Energy Equipment & Services - 2.1%
Baker Hughes Co.	849,748	28,067,176
Helmerich & Payne, Inc.	437,324	27,883,778
National Oilwell Varco, Inc.	193,324	8,390,262
Patterson-UTI Energy, Inc.	65,691	1,182,438
RPC, Inc.(a)	201,105	2,930,100

Total Energy Equipment & Services		68,453,754

Equity Real Estate Investment Trusts (REITs) - 16.4%
Alexandria Real Estate Equities, Inc.	78,520	9,906,868
American Campus Communities, Inc.	173,175	7,425,744
American Homes 4 Rent Class A	79,330	1,759,539
Apartment Investment & Management Co. Class A	158,347	6,698,078
Apple Hospitality REIT, Inc.	425,655	7,610,711
Brixmor Property Group, Inc.	578,742	10,087,473
Camden Property Trust	92,696	8,447,387
Colony Capital, Inc.	1,483,091	9,254,488
CoreSite Realty Corp.(a)	33,568	3,720,006
Corporate Office Properties Trust	125,170	3,628,678
Cousins Properties, Inc.	339,068	3,285,569
CubeSmart	213,909	6,892,148
CyrusOne, Inc.	78,193	4,563,344
DCT Industrial Trust, Inc.	68,785	4,590,023
Douglas Emmett, Inc.	120,745	4,851,534
Duke Realty Corp.	318,938	9,258,770
EastGroup Properties, Inc.	30,857	2,948,695

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2018

Investments	Shares	Value
Empire State Realty Trust, Inc. Class A	99,731	$1,705,400
EPR Properties	139,473	9,036,456
Equity LifeStyle Properties, Inc.	57,677	5,300,516
Extra Space Storage, Inc.	140,485	14,021,808
Federal Realty Investment Trust	69,359	8,777,382
First Industrial Realty Trust, Inc.	95,110	3,170,967
Forest City Realty Trust, Inc. Class A	195,300	4,454,793
Gaming and Leisure Properties, Inc.	461,593	16,525,030
GEO Group, Inc. (The)	295,206	8,129,973
Gramercy Property Trust	272,124	7,434,428
HCP, Inc.	800,050	20,657,291
Healthcare Realty Trust, Inc.	139,897	4,068,205
Healthcare Trust of America, Inc. Class A	254,892	6,871,888
Highwoods Properties, Inc.	107,515	5,454,236
Hospitality Properties Trust	354,237	10,134,721
Hudson Pacific Properties, Inc.	141,567	5,015,719
Invitation Homes, Inc.	218,490	5,038,379
Iron Mountain, Inc.	486,161	17,020,497
JBG SMITH Properties	98,891	3,606,555
Kilroy Realty Corp.	69,938	5,290,110
Kimco Realty Corp.	802,188	13,629,174
Lamar Advertising Co. Class A	111,372	7,607,821
LaSalle Hotel Properties	227,392	7,783,628
Liberty Property Trust	164,422	7,288,827
Life Storage, Inc.	63,062	6,136,563
Macerich Co. (The)	196,253	11,153,058
Medical Properties Trust, Inc.	797,782	11,200,859
Mid-America Apartment Communities, Inc.	118,171	11,896,275
National Health Investors, Inc.	61,404	4,524,247
National Retail Properties, Inc.	213,175	9,371,173
Omega Healthcare Investors, Inc.(a)	582,051	18,043,581
Outfront Media, Inc.	267,078	5,194,667
Paramount Group, Inc.	175,318	2,699,897
Park Hotels & Resorts, Inc.	400,794	12,276,320
PS Business Parks, Inc.	21,764	2,796,674
Rayonier, Inc.	126,440	4,891,964
Regency Centers Corp.	165,324	10,263,314
RLJ Lodging Trust	335,237	7,391,976
Ryman Hospitality Properties, Inc.	73,319	6,096,475
Sabra Health Care REIT, Inc.	518,338	11,263,485
Senior Housing Properties Trust	606,592	10,973,249
SL Green Realty Corp.	92,132	9,262,030
Spirit Realty Capital, Inc.	1,204,510	9,672,215
STORE Capital Corp.	283,644	7,771,846
Sun Communities, Inc.	68,627	6,717,211
Sunstone Hotel Investors, Inc.	82,065	1,363,920
Taubman Centers, Inc.	80,737	4,744,106
UDR, Inc.	260,950	9,796,063
VEREIT, Inc.	2,088,245	15,536,543
W.P. Carey, Inc.(a)	187,218	12,421,914
Weingarten Realty Investors	190,915	5,882,091

Total Equity Real Estate Investment Trusts (REITs)		532,294,575

Food & Staples Retailing - 0.1%
Casey’s General Stores, Inc.	25,573	2,687,211

Food Products - 2.5%
Flowers Foods, Inc.	581,743	12,117,707
Ingredion, Inc.	101,657	11,253,430
Lamb Weston Holdings, Inc.	160,810	11,017,093
Lancaster Colony Corp.	42,673	5,906,797
McCormick & Co., Inc. Non-Voting Shares(a)	204,969	23,794,851
Pinnacle Foods, Inc.	225,653	14,680,984
Sanderson Farms, Inc.	13,452	1,414,478
Seaboard Corp.	121	479,491

Total Food Products		80,664,831

Gas Utilities - 2.5%
Atmos Energy Corp.	193,904	17,478,507
National Fuel Gas Co.	202,951	10,748,285
New Jersey Resources Corp.	182,116	8,149,691
ONE Gas, Inc.	95,176	7,113,454
Southwest Gas Holdings, Inc.	95,599	7,291,336
Spire, Inc.	113,552	8,022,449
UGI Corp.	288,563	15,025,475
WGL Holdings, Inc.	102,274	9,076,817

Total Gas Utilities		82,906,014

Health Care Equipment & Supplies - 1.0%
Cantel Medical Corp.	5,624	553,177
Cooper Cos., Inc. (The)	1,177	277,125
Hill-Rom Holdings, Inc.	47,380	4,138,169
ResMed, Inc.	192,145	19,902,379
Teleflex, Inc.	20,380	5,466,120
West Pharmaceutical Services, Inc.	34,790	3,454,299

Total Health Care Equipment & Supplies		33,791,269

Health Care Providers & Services - 0.7%
Chemed Corp.	5,894	1,896,748
Encompass Health Corp.	167,027	11,311,069
Patterson Cos., Inc.	235,624	5,341,596
Universal Health Services, Inc. Class B	26,711	2,976,674

Total Health Care Providers & Services		21,526,087

Hotels, Restaurants & Leisure - 4.5%
Aramark	202,908	7,527,887
Boyd Gaming Corp.	55,316	1,917,253
Choice Hotels International, Inc.	51,465	3,890,754
Churchill Downs, Inc.	8,805	2,610,683
Cracker Barrel Old Country Store, Inc.(a)	58,887	9,198,738
Darden Restaurants, Inc.	299,962	32,113,932
Domino’s Pizza, Inc.	36,307	10,244,746
Dunkin’ Brands Group, Inc.(a)	161,000	11,120,270
ILG, Inc.	213,672	7,057,586
Marriott Vacations Worldwide Corp.(a)	23,349	2,637,503
Six Flags Entertainment Corp.(a)	297,324	20,827,546
Texas Roadhouse, Inc.	97,733	6,402,489
Vail Resorts, Inc.	63,112	17,304,679

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2018

Investments	Shares	Value
Wendy’s Co. (The)	375,525	$6,451,519
Wyndham Destinations, Inc.	172,070	7,617,539

Total Hotels, Restaurants & Leisure		146,923,124

Household Durables - 1.6%
Leggett & Platt, Inc.	343,123	15,317,011
Lennar Corp. Class A	66,639	3,498,547
PulteGroup, Inc.(a)	254,273	7,310,349
Toll Brothers, Inc.	88,895	3,288,226
Whirlpool Corp.	154,384	22,575,572

Total Household Durables		51,989,705

Household Products - 0.7%
Church & Dwight Co., Inc.	328,358	17,455,511
Spectrum Brands Holdings, Inc.(a)	70,545	5,757,883

Total Household Products		23,213,394

Independent Power & Renewable Electricity Producers - 1.2%
AES Corp.	2,456,944	32,947,619
NRG Energy, Inc.	111,698	3,429,128
Ormat Technologies, Inc.	20,288	1,079,119

Total Independent Power & Renewable Electricity Producers		37,455,866

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	67,278	7,286,880

Insurance - 2.3%
American Financial Group, Inc.	36,117	3,876,438
American National Insurance Co.	21,854	2,613,520
Arthur J. Gallagher & Co.	133,332	8,703,913
Assurant, Inc.	37,297	3,859,867
Brown & Brown, Inc.	98,744	2,738,171
Cincinnati Financial Corp.	136,156	9,103,390
CNO Financial Group, Inc.	73,743	1,404,067
Erie Indemnity Co. Class A	36,832	4,318,920
First American Financial Corp.	94,301	4,877,248
FNF Group	225,610	8,487,448
Hanover Insurance Group, Inc. (The)	24,664	2,948,828
Kemper Corp.	21,499	1,626,399
Old Republic International Corp.	295,390	5,881,215
Primerica, Inc.	10,702	1,065,919
ProAssurance Corp.	33,081	1,172,721
Reinsurance Group of America, Inc.	24,311	3,245,032
Selective Insurance Group, Inc.	20,877	1,148,235
Torchmark Corp.	23,859	1,942,361
Unum Group	111,188	4,112,844
W.R. Berkley Corp.	29,619	2,144,712

Total Insurance		75,271,248

Internet Software & Services - 0.4%
j2 Global, Inc.(a)	87,188	7,551,352
LogMeIn, Inc.	37,607	3,882,923

Total Internet Software & Services		11,434,275

IT Services - 3.0%
Booz Allen Hamilton Holding Corp.	216,031	9,447,036
Broadridge Financial Solutions, Inc.	158,327	18,223,438
Jack Henry & Associates, Inc.	68,584	8,940,610
Leidos Holdings, Inc.	251,802	14,856,318
MAXIMUS, Inc.	13,580	843,454
Sabre Corp.	666,773	16,429,287
Western Union Co. (The)	1,383,123	28,118,890

Total IT Services		96,859,033

Leisure Products - 1.3%
Brunswick Corp.	100,240	6,463,475
Hasbro, Inc.	258,679	23,878,659
Polaris Industries, Inc.	90,829	11,097,487

Total Leisure Products		41,439,621

Life Sciences Tools & Services - 0.3%
Bio-Techne Corp.	30,505	4,513,215
Bruker Corp.	60,356	1,752,738
PerkinElmer, Inc.	35,925	2,630,788

Total Life Sciences Tools & Services		8,896,741

Machinery - 4.0%
AGCO Corp.	50,162	3,045,837
Allison Transmission Holdings, Inc.	169,202	6,850,989
Barnes Group, Inc.	40,365	2,377,499
Crane Co.	76,879	6,160,314
Donaldson Co., Inc.	160,818	7,256,108
Flowserve Corp.	195,488	7,897,715
Graco, Inc.	155,038	7,010,818
IDEX Corp.	70,359	9,602,596
ITT, Inc.	69,605	3,638,253
John Bean Technologies Corp.	8,981	798,411
Kennametal, Inc.	117,696	4,225,286
Lincoln Electric Holdings, Inc.	92,121	8,084,539
Nordson Corp.	44,389	5,699,992
Oshkosh Corp.	66,189	4,654,411
Snap-on, Inc.	89,500	14,384,440
Terex Corp.	48,967	2,065,918
Timken Co. (The)	140,288	6,109,542
Toro Co. (The)	96,469	5,812,257
Trinity Industries, Inc.	184,717	6,328,405
Wabtec Corp.(a)	51,074	5,034,875
Woodward, Inc.	32,979	2,534,766
Xylem, Inc.	157,701	10,625,893

Total Machinery		130,198,864

Media - 2.5%
Cable One, Inc.	4,815	3,530,791
Cinemark Holdings, Inc.	309,146	10,844,842
Interpublic Group of Cos., Inc. (The)	1,154,657	27,065,160
News Corp. Class A	384,170	5,954,635
News Corp. Class B	199,122	3,156,084
Tribune Media Co. Class A	171,850	6,576,700
Viacom, Inc. Class B	802,078	24,190,672

Total Media		81,318,884

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2018

Investments	Shares	Value
Metals & Mining - 1.0%
Reliance Steel & Aluminum Co.	131,160	$11,481,747
Royal Gold, Inc.	64,483	5,986,602
Steel Dynamics, Inc.	298,316	13,707,620
United States Steel Corp.	85,235	2,961,916

Total Metals & Mining		34,137,885

Multi-Utilities - 2.4%
Avista Corp.	147,865	7,786,571
MDU Resources Group, Inc.	453,233	12,998,723
NiSource, Inc.	718,947	18,893,927
SCANA Corp.	637,268	24,547,563
Vectren Corp.	181,172	12,944,739

Total Multi-Utilities		77,171,523

Multiline Retail - 3.8%
Kohl’s Corp.(a)	617,363	45,005,763
Macy’s, Inc.	1,479,976	55,395,502
Nordstrom, Inc.	449,598	23,280,184

Total Multiline Retail		123,681,449

Oil, Gas & Consumable Fuels - 5.4%
Cimarex Energy Co.	21,470	2,184,358
HollyFrontier Corp.	425,017	29,083,913
Marathon Oil Corp.	937,224	19,550,493
Murphy Oil Corp.	507,428	17,135,843
Noble Energy, Inc.	601,384	21,216,827
PBF Energy, Inc. Class A	326,847	13,704,695
Range Resources Corp.	98,372	1,645,764
Targa Resources Corp.	1,434,966	71,016,467

Total Oil, Gas & Consumable Fuels		175,538,360

Personal Products - 0.2%
Nu Skin Enterprises, Inc. Class A	93,127	7,281,600

Professional Services - 0.8%
Dun & Bradstreet Corp. (The)	51,516	6,318,437
ManpowerGroup, Inc.	79,542	6,845,385
Robert Half International, Inc.	182,757	11,897,481

Total Professional Services		25,061,303

Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc.	7,002	1,162,262
Realogy Holdings Corp.(a)	54,948	1,252,814

Total Real Estate Management & Development		2,415,076

Road & Rail - 1.1%
JB Hunt Transport Services, Inc.	75,113	9,129,985
Kansas City Southern	111,841	11,850,672
Knight-Swift Transportation Holdings, Inc.	82,860	3,166,080
Landstar System, Inc.	12,613	1,377,340
Old Dominion Freight Line, Inc.	21,432	3,192,511
Ryder System, Inc.	98,757	7,096,678

Total Road & Rail		35,813,266

Semiconductors & Semiconductor Equipment - 0.9%
Cypress Semiconductor Corp.	791,103	12,325,385
Entegris, Inc.	112,629	3,818,123
MKS Instruments, Inc.	34,640	3,315,048
Monolithic Power Systems, Inc.	24,410	3,262,884
Teradyne, Inc.	112,626	4,287,672
Universal Display Corp.(a)	2,567	220,762
Versum Materials, Inc.	46,838	1,740,032

Total Semiconductors & Semiconductor Equipment		28,969,906

Software - 0.5%
Blackbaud, Inc.	20,174	2,066,826
CDK Global, Inc.	95,741	6,227,952
Pegasystems, Inc.	15,504	849,619
SS&C Technologies Holdings, Inc.	116,503	6,046,506

Total Software		15,190,903

Specialty Retail - 3.3%
Advance Auto Parts, Inc.	13,941	1,891,794
Foot Locker, Inc.	282,170	14,856,251
Gap, Inc. (The)	891,214	28,866,421
Penske Automotive Group, Inc.	194,859	9,129,144
Tiffany & Co.	215,838	28,404,281
Tractor Supply Co.	165,546	12,662,614
Williams-Sonoma, Inc.(a)	204,922	12,578,112

Total Specialty Retail		108,388,617

Technology Hardware, Storage & Peripherals - 0.5%
Xerox Corp.	716,471	17,195,304

Textiles, Apparel & Luxury Goods - 2.4%
Carter’s, Inc.	50,876	5,514,449
Columbia Sportswear Co.	64,227	5,874,844
Hanesbrands, Inc.(a)	881,485	19,410,300
PVH Corp.	7,076	1,059,419
Ralph Lauren Corp.	89,963	11,310,148
Tapestry, Inc.	754,955	35,263,948

Total Textiles, Apparel & Luxury Goods		78,433,108

Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	769,251	8,492,531
Radian Group, Inc.	5,323	86,339
TFS Financial Corp.	384,031	6,056,169

Total Thrifts & Mortgage Finance		14,635,039

Trading Companies & Distributors - 1.7%
Air Lease Corp.	76,030	3,190,979
MSC Industrial Direct Co., Inc. Class A	78,816	6,687,538
W.W. Grainger, Inc.	108,641	33,504,884
Watsco, Inc.	74,258	13,238,716

Total Trading Companies & Distributors		56,622,117

Transportation Infrastructure - 0.8%
Macquarie Infrastructure Corp.(a)	613,304	25,881,429

Water Utilities - 0.3%
Aqua America, Inc.	318,536	11,206,096

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Dividend Fund (DON)

June 30, 2018

Investments	Shares	Value
TOTAL COMMON STOCKS (Cost: $2,874,787,856)		$3,244,977,802

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. LargeCap Dividend Fund(b) (Cost: $573,825)	6,435	577,541

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.9%

United States - 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $29,604,366)(d)	29,604,366	29,604,366

TOTAL INVESTMENTS IN SECURITIES - 100.7% (Cost: $2,904,966,047)		3,275,159,709
Other Assets less Liabilities - (0.7)%		(22,147,325)

NET ASSETS - 100.0%		$3,253,012,384

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $108,288,534 and the total market value of the collateral held by the Fund was $111,684,128. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $82,079,762.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.6%

United States - 99.6%

Aerospace & Defense - 1.5%
Aerojet Rocketdyne Holdings, Inc.*	22,105	$651,876
BWX Technologies, Inc.	37,352	2,327,777
Curtiss-Wright Corp.	21,060	2,506,561
HEICO Corp.(a)	35,951	2,621,925
Hexcel Corp.	49,604	3,292,714
KLX, Inc.*	15,158	1,089,860
Mercury Systems, Inc.*(a)	9,307	354,224
Moog, Inc. Class A	19,288	1,503,693
Teledyne Technologies, Inc.*	13,919	2,770,716

Total Aerospace & Defense		17,119,346

Airlines - 1.1%
Allegiant Travel Co.	11,963	1,662,259
Hawaiian Holdings, Inc.	56,231	2,021,505
JetBlue Airways Corp.*	345,736	6,562,069
Spirit Airlines, Inc.*(a)	58,804	2,137,525

Total Airlines		12,383,358

Auto Components - 1.7%
Cooper-Standard Holdings, Inc.*	13,753	1,797,104
Dana, Inc.	252,807	5,104,173
Dorman Products, Inc.*	20,192	1,379,316
Gentex Corp.	210,839	4,853,514
LCI Industries	13,130	1,183,669
Tenneco, Inc.	54,761	2,407,294
Visteon Corp.*	15,646	2,022,089

Total Auto Components		18,747,159

Banks - 8.9%
Associated Banc-Corp.	78,783	2,150,776
BancorpSouth Bank	40,060	1,319,977
Bank of Hawaii Corp.	19,331	1,612,592
Bank of the Ozarks, Inc.	68,512	3,085,780
BankUnited, Inc.	54,734	2,235,884
BOK Financial Corp.	30,667	2,883,005
Cathay General Bancorp	40,469	1,638,590
Chemical Financial Corp.	29,553	1,645,216
CIT Group, Inc.	42,766	2,155,834
Columbia Banking System, Inc.	24,557	1,004,381
Commerce Bancshares, Inc.	44,590	2,885,419
Community Bank System, Inc.	17,006	1,004,544
Cullen/Frost Bankers, Inc.	31,249	3,382,392
CVB Financial Corp.	42,563	954,262
FCB Financial Holdings, Inc. Class A*	23,140	1,360,632
First Citizens BancShares, Inc. Class A	6,967	2,809,791
First Financial Bankshares, Inc.(a)	21,758	1,107,482
First Hawaiian, Inc.	67,836	1,968,601
First Horizon National Corp.	114,733	2,046,837
First Midwest Bancorp, Inc.	41,125	1,047,454
FNB Corp.	137,319	1,842,821
Fulton Financial Corp.	86,512	1,427,448
Glacier Bancorp, Inc.	30,797	1,191,228
Great Western Bancorp, Inc.	31,468	1,321,341
Hancock Whitney Corp.	36,577	1,706,317
Hilltop Holdings, Inc.	56,981	1,257,571
Home BancShares, Inc.	61,788	1,393,937
Hope Bancorp, Inc.	77,042	1,373,659
Iberiabank Corp.	20,214	1,532,221
International Bancshares Corp.	32,231	1,379,487
Investors Bancorp, Inc.	114,979	1,470,581
MB Financial, Inc.	39,207	1,830,967
Old National Bancorp	73,034	1,358,432
PacWest Bancorp	65,856	3,254,604
People’s United Financial, Inc.	136,979	2,477,950
Pinnacle Financial Partners, Inc.	23,954	1,469,578
Popular, Inc.	50,083	2,264,252
Prosperity Bancshares, Inc.	34,849	2,382,278
ServisFirst Bancshares, Inc.	19,985	833,974
Signature Bank*	24,631	3,149,812
Simmons First National Corp. Class A	32,027	957,607
South State Corp.	11,120	959,100
Sterling Bancorp	57,778	1,357,783
Synovus Financial Corp.	54,653	2,887,318
TCF Financial Corp.	81,966	2,018,003
Texas Capital Bancshares, Inc.*	18,750	1,715,625
Trustmark Corp.	30,328	989,603
UMB Financial Corp.	21,219	1,617,524
Umpqua Holdings Corp.	96,320	2,175,869
United Bankshares, Inc.	42,724	1,555,154
Valley National Bancorp	129,425	1,573,808
Webster Financial Corp.	36,580	2,330,146
Western Alliance Bancorp*	45,795	2,592,455
Wintrust Financial Corp.	24,665	2,147,088

Total Banks		98,094,990

Beverages - 0.1%
National Beverage Corp.*(a)	13,596	1,453,412

Biotechnology - 0.8%
Ionis Pharmaceuticals, Inc.*	3,367	140,303
Ligand Pharmaceuticals, Inc.*	1,578	326,914
Myriad Genetics, Inc.*	36,352	1,358,474
United Therapeutics Corp.*	62,191	7,036,912

Total Biotechnology		8,862,603

Building Products - 1.1%
Armstrong World Industries, Inc.*	26,700	1,687,440
Builders FirstSource, Inc.*	50,277	919,566
JELD-WEN Holding, Inc.*	109,853	3,140,697
Simpson Manufacturing Co., Inc.	19,247	1,196,971
Trex Co., Inc.*	18,430	1,153,534
Universal Forest Products, Inc.	33,479	1,226,001
USG Corp.*	60,324	2,601,171

Total Building Products		11,925,380

Capital Markets - 1.5%
BGC Partners, Inc. Class A	73,117	827,684
Cohen & Steers, Inc.	19,158	799,080
Eaton Vance Corp.	43,492	2,269,848

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
Evercore, Inc. Class A	18,492	$1,949,981
Federated Investors, Inc. Class B	51,715	1,205,994
Interactive Brokers Group, Inc. Class A	11,675	751,987
Legg Mason, Inc.	55,601	1,931,023
LPL Financial Holdings, Inc.	34,291	2,247,432
MarketAxess Holdings, Inc.	6,708	1,327,245
Morningstar, Inc.	15,996	2,051,487
Stifel Financial Corp.	31,780	1,660,505

Total Capital Markets		17,022,266

Chemicals - 2.6%
Balchem Corp.	9,033	886,499
Cabot Corp.	48,076	2,969,655
H.B. Fuller Co.	23,103	1,240,169
Ingevity Corp.*	14,590	1,179,747
Kronos Worldwide, Inc.	153,720	3,463,312
Minerals Technologies, Inc.	26,971	2,032,265
NewMarket Corp.	7,057	2,854,557
Olin Corp.	25,698	738,047
PolyOne Corp.	44,779	1,935,348
Quaker Chemical Corp.	3,720	576,116
RPM International, Inc.	60,323	3,518,037
Scotts Miracle-Gro Co. (The)	22,900	1,904,364
Sensient Technologies Corp.	16,868	1,206,905
Valvoline, Inc.	145,400	3,136,278
W.R. Grace & Co.	21,449	1,572,426

Total Chemicals		29,213,725

Commercial Services & Supplies - 1.3%
ABM Industries, Inc.	25,399	741,143
Brink’s Co. (The)	12,294	980,447
Clean Harbors, Inc.*	956	53,106
Deluxe Corp.	35,971	2,381,640
Healthcare Services Group, Inc.(a)	20,595	889,498
KAR Auction Services, Inc.	54,114	2,965,447
MSA Safety, Inc.	14,739	1,419,955
Stericycle, Inc.*	43,799	2,859,637
Tetra Tech, Inc.	28,476	1,665,846
UniFirst Corp.	4,906	867,871

Total Commercial Services & Supplies		14,824,590

Communications Equipment - 1.4%
Ciena Corp.*	77,971	2,067,011
CommScope Holding Co., Inc.*	60,161	1,757,002
EchoStar Corp. Class A*	22,749	1,010,056
Finisar Corp.*(a)	157,960	2,843,280
InterDigital, Inc.	39,286	3,178,237
NetScout Systems, Inc.*	7,068	209,920
Ubiquiti Networks, Inc.*(a)	46,508	3,940,158

Total Communications Equipment		15,005,664

Construction & Engineering - 1.7%
AECOM*	103,971	3,434,162
Dycom Industries, Inc.*	14,540	1,374,175
EMCOR Group, Inc.	31,856	2,426,790
Fluor Corp.	47,337	2,309,099
Granite Construction, Inc.	9,395	522,926
KBR, Inc.	44,713	801,257
MasTec, Inc.*	59,482	3,018,712
Quanta Services, Inc.*	86,508	2,889,367
Valmont Industries, Inc.	13,321	2,008,141

Total Construction & Engineering		18,784,629

Construction Materials - 0.3%
Eagle Materials, Inc.	21,306	2,236,491
Summit Materials, Inc. Class A*	26,975	708,094

Total Construction Materials		2,944,585

Consumer Finance - 1.9%
Credit Acceptance Corp.*(a)	10,460	3,696,564
FirstCash, Inc.	14,566	1,308,755
Green Dot Corp. Class A*	10,447	766,705
Navient Corp.	372,063	4,847,981
OneMain Holdings, Inc.*	57,237	1,905,420
Santander Consumer USA Holdings, Inc.	330,745	6,313,922
SLM Corp.*	221,337	2,534,309

Total Consumer Finance		21,373,656

Containers & Packaging - 1.2%
AptarGroup, Inc.	29,668	2,770,398
Bemis Co., Inc.	48,426	2,044,061
Graphic Packaging Holding Co.	122,979	1,784,425
Owens-Illinois, Inc.*	123,291	2,072,522
Silgan Holdings, Inc.	61,441	1,648,462
Sonoco Products Co.	59,570	3,127,425

Total Containers & Packaging		13,447,293

Distributors - 0.2%
Pool Corp.	15,327	2,322,041

Diversified Consumer Services - 2.1%
Adtalem Global Education, Inc.*	29,200	1,404,520
Bright Horizons Family Solutions, Inc.*	15,838	1,623,712
Graham Holdings Co. Class B	2,713	1,590,089
Grand Canyon Education, Inc.*	22,826	2,547,610
H&R Block, Inc.	177,993	4,054,681
Service Corp. International	115,916	4,148,634
ServiceMaster Global Holdings, Inc.*	54,920	3,266,092
Sotheby’s*	24,549	1,333,993
Weight Watchers International, Inc.*	28,444	2,875,688

Total Diversified Consumer Services		22,845,019

Diversified Telecommunication Services - 0.0%
Vonage Holdings Corp.*	24,824	319,981

Electric Utilities - 1.5%
ALLETE, Inc.	26,209	2,028,839
El Paso Electric Co.	19,587	1,157,592
Evergy, Inc.	8,130	456,499
Hawaiian Electric Industries, Inc.	55,048	1,888,146
IDACORP, Inc.	24,958	2,302,126
MGE Energy, Inc.	14,290	900,984

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
OGE Energy Corp.	130,160	$4,582,934
PNM Resources, Inc.	41,160	1,601,124
Portland General Electric Co.	49,676	2,124,146

Total Electric Utilities		17,042,390

Electrical Equipment - 1.1%
Acuity Brands, Inc.	22,147	2,566,173
EnerSys	34,782	2,596,128
Generac Holdings, Inc.*	28,859	1,492,876
Hubbell, Inc.	25,723	2,719,950
Regal Beloit Corp.	32,106	2,626,271

Total Electrical Equipment		12,001,398

Electronic Equipment, Instruments & Components - 3.1%
Anixter International, Inc.*	24,116	1,526,543
Arrow Electronics, Inc.*	77,465	5,831,565
Avnet, Inc.	76,210	3,268,647
AVX Corp.	99,883	1,565,167
Belden, Inc.(a)	8,257	504,668
Coherent, Inc.*	8,383	1,311,269
Dolby Laboratories, Inc. Class A	38,267	2,360,691
FLIR Systems, Inc.	55,807	2,900,290
II-VI, Inc.*	26,841	1,166,242
Itron, Inc.*	10,101	606,565
Jabil, Inc.	54,661	1,511,923
Littelfuse, Inc.	9,452	2,156,757
National Instruments Corp.	29,274	1,228,923
Rogers Corp.*	6,581	733,518
Sanmina Corp.*	52,984	1,552,431
SYNNEX Corp.	26,187	2,527,307
Tech Data Corp.*	20,390	1,674,427
Vishay Intertechnology, Inc.	60,205	1,396,756
Zebra Technologies Corp. Class A*	3,333	477,452

Total Electronic Equipment, Instruments & Components		34,301,141

Energy Equipment & Services - 0.3%
Diamond Offshore Drilling, Inc.*(a)	93,670	1,953,956
RPC, Inc.(a)	38,802	565,345
U.S. Silica Holdings, Inc.(a)	22,910	588,558

Total Energy Equipment & Services		3,107,859

Equity Real Estate Investment Trusts (REITs) - 8.9%
Acadia Realty Trust	19,461	532,648
Alexander’s, Inc.	1,890	723,171
American Campus Communities, Inc.	11,013	472,237
American Homes 4 Rent Class A	1,334	29,588
Apartment Investment & Management Co. Class A	41,158	1,740,983
Apple Hospitality REIT, Inc.	99,772	1,783,923
Brandywine Realty Trust	14,546	245,536
Brixmor Property Group, Inc.	159,271	2,776,093
Columbia Property Trust, Inc.	80,627	1,831,039
CoreCivic, Inc.	77,125	1,842,516
CoreSite Realty Corp.(a)	4,633	513,429
Corporate Office Properties Trust	20,275	587,772
Cousins Properties, Inc.	214,872	2,082,110
CubeSmart	36,162	1,165,140
DCT Industrial Trust, Inc.	14,586	973,324
DiamondRock Hospitality Co.	70,152	861,467
Douglas Emmett, Inc.	18,505	743,531
EastGroup Properties, Inc.	7,712	736,959
Education Realty Trust, Inc.	8,266	343,039
Empire State Realty Trust, Inc. Class A	27,446	469,327
EPR Properties	29,979	1,942,339
Equity Commonwealth*	16,220	510,930
First Industrial Realty Trust, Inc.	34,793	1,159,999
Forest City Realty Trust, Inc. Class A	42,564	970,885
GEO Group, Inc. (The)	57,492	1,583,330
Gramercy Property Trust	21,492	587,161
Healthcare Realty Trust, Inc.	30,479	886,329
Healthcare Trust of America, Inc. Class A	10,633	286,666
Highwoods Properties, Inc.	25,783	1,307,972
Hospitality Properties Trust	66,586	1,905,025
Hudson Pacific Properties, Inc.	15,002	531,521
Kilroy Realty Corp.	17,404	1,316,439
Lamar Advertising Co. Class A	35,524	2,426,644
LaSalle Hotel Properties	57,654	1,973,496
Lexington Realty Trust	56,144	490,137
Liberty Property Trust	68,506	3,036,871
Life Storage, Inc.	9,725	946,340
Medical Properties Trust, Inc.	167,994	2,358,636
National Health Investors, Inc.	18,299	1,348,270
National Retail Properties, Inc.	43,218	1,899,863
Omega Healthcare Investors, Inc.(a)	51,715	1,603,165
Outfront Media, Inc.	44,133	858,387
Paramount Group, Inc.	48,132	741,233
Park Hotels & Resorts, Inc.	798,956	24,472,022
Pebblebrook Hotel Trust	21,232	823,802
Physicians Realty Trust	18,178	289,757
Piedmont Office Realty Trust, Inc. Class A	86,229	1,718,544
PS Business Parks, Inc.	5,651	726,153
QTS Realty Trust, Inc. Class A	3,202	126,479
Rayonier, Inc.	37,766	1,461,167
Retail Properties of America, Inc. Class A	101,878	1,302,001
Rexford Industrial Realty, Inc.	8,542	268,133
RLJ Lodging Trust	57,896	1,276,607
Ryman Hospitality Properties, Inc.	19,765	1,643,460
Sabra Health Care REIT, Inc.	31,804	691,101
Select Income REIT	30,450	684,211
Senior Housing Properties Trust	58,121	1,051,409
Spirit MTA REIT*	4,392	45,238
Spirit Realty Capital, Inc.	44,000	353,320
STAG Industrial, Inc.	13,852	377,190
STORE Capital Corp.	51,619	1,414,361
Sun Communities, Inc.	5,133	502,418
Sunstone Hotel Investors, Inc.	73,495	1,221,487
Tanger Factory Outlet Centers, Inc.(a)	20,844	489,626

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
Taubman Centers, Inc.	9,464	$556,105
Urban Edge Properties	35,605	814,286
W.P. Carey, Inc.	30,875	2,048,556
Washington Real Estate Investment Trust	6,592	199,935
Weingarten Realty Investors	57,216	1,762,825
Xenia Hotels & Resorts, Inc.	55,970	1,363,429

Total Equity Real Estate Investment Trusts (REITs)		98,809,092

Food & Staples Retailing - 1.0%
Casey’s General Stores, Inc.	15,788	1,659,003
Performance Food Group Co.*	39,685	1,456,440
PriceSmart, Inc.	12,501	1,131,341
Sprouts Farmers Market, Inc.*	67,360	1,486,635
U.S. Foods Holding Corp.*	100,303	3,793,459
United Natural Foods, Inc.*	31,179	1,330,096

Total Food & Staples Retailing		10,856,974

Food Products - 1.3%
B&G Foods, Inc.(a)	35,397	1,058,370
Darling Ingredients, Inc.*	37,928	754,009
Flowers Foods, Inc.	66,785	1,391,131
Hain Celestial Group, Inc. (The)*	24,827	739,845
J&J Snack Foods Corp.	6,004	915,430
Lancaster Colony Corp.	10,010	1,385,584
Pinnacle Foods, Inc.	36,519	2,375,926
Post Holdings, Inc.*	5,518	474,658
Sanderson Farms, Inc.	19,281	2,027,397
Seaboard Corp.	886	3,510,988

Total Food Products		14,633,338

Gas Utilities - 1.2%
National Fuel Gas Co.	57,777	3,059,870
New Jersey Resources Corp.	36,055	1,613,461
ONE Gas, Inc.	24,100	1,801,234
South Jersey Industries, Inc.	13,896	465,099
Southwest Gas Holdings, Inc.	23,173	1,767,405
Spire, Inc.	23,732	1,676,666
WGL Holdings, Inc.	26,571	2,358,176

Total Gas Utilities		12,741,911

Health Care Equipment & Supplies - 1.2%
Avanos Medical, Inc.*	14,216	813,866
Cantel Medical Corp.	8,408	827,011
Globus Medical, Inc. Class A*	32,667	1,648,377
Haemonetics Corp.*	8,735	783,355
Hill-Rom Holdings, Inc.	18,113	1,581,989
ICU Medical, Inc.*	1,651	484,816
Inogen, Inc.*	2,814	524,333
Integra LifeSciences Holdings Corp.*	11,667	751,472
Masimo Corp.*	21,756	2,124,473
Merit Medical Systems, Inc.*	8,222	420,966
Neogen Corp.*	8,510	682,417
NuVasive, Inc.*	13,461	701,587
West Pharmaceutical Services, Inc.	22,161	2,200,366

Total Health Care Equipment & Supplies		13,545,028

Health Care Providers & Services - 1.5%
Acadia Healthcare Co., Inc.*	62,380	2,551,966
AMN Healthcare Services, Inc.*	27,626	1,618,883
Chemed Corp.	6,512	2,095,627
Encompass Health Corp.	62,090	4,204,735
HealthEquity, Inc.*	10,659	800,491
MEDNAX, Inc.*	59,700	2,583,816
Patterson Cos., Inc.	53,941	1,222,842
Select Medical Holdings Corp.*	62,434	1,133,177

Total Health Care Providers & Services		16,211,537

Health Care Technology - 0.4%
athenahealth, Inc.*	2,910	463,097
Cotiviti Holdings, Inc.*	34,141	1,506,642
Medidata Solutions, Inc.*	7,621	613,948
Veeva Systems, Inc. Class A*	24,337	1,870,542

Total Health Care Technology		4,454,229

Hotels, Restaurants & Leisure - 3.8%
Boyd Gaming Corp.	35,740	1,238,748
Cheesecake Factory, Inc. (The)(a)	31,776	1,749,587
Choice Hotels International, Inc.	22,797	1,723,453
Churchill Downs, Inc.	6,629	1,965,499
Cracker Barrel Old Country Store, Inc.(a)	14,539	2,271,137
Dave & Buster’s Entertainment, Inc.*	24,018	1,143,257
Dunkin’ Brands Group, Inc.(a)	41,491	2,865,783
Extended Stay America, Inc.	112,407	2,429,115
Hilton Grand Vacations, Inc.*	49,992	1,734,723
Hyatt Hotels Corp. Class A	33,847	2,611,296
ILG, Inc.	51,892	1,713,993
Jack in the Box, Inc.	15,452	1,315,274
Marriott Vacations Worldwide Corp.	14,662	1,656,220
Penn National Gaming, Inc.*	342,187	11,494,061
Planet Fitness, Inc. Class A*	17,401	764,600
Six Flags Entertainment Corp.(a)	32,211	2,256,381
Texas Roadhouse, Inc.	30,275	1,983,315
Wendy’s Co. (The)	48,580	834,604

Total Hotels, Restaurants & Leisure		41,751,046

Household Durables - 1.2%
Installed Building Products, Inc.*	6,676	377,528
KB Home	50,415	1,373,305
Leggett & Platt, Inc.	86,465	3,859,798
Meritage Homes Corp.*	36,492	1,603,823
Tempur Sealy International, Inc.*(a)	32,991	1,585,217
TopBuild Corp.*	13,586	1,064,327
TRI Pointe Group, Inc.*	114,471	1,872,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
Tupperware Brands Corp.	33,854	$1,396,139

Total Household Durables		13,132,883

Household Products - 0.5%
Energizer Holdings, Inc.	49,317	3,104,998
Spectrum Brands Holdings, Inc.(a)	30,529	2,491,777

Total Household Products		5,596,775

Independent Power & Renewable Electricity Producers - 0.1%
Ormat Technologies, Inc.	22,183	1,179,914

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	33,358	3,613,005

Insurance - 2.6%
American Equity Investment Life Holding Co.	70,518	2,538,648
American National Insurance Co.	14,716	1,759,886
Assurant, Inc.	21,057	2,179,189
Brown & Brown, Inc.	84,999	2,357,022
CNO Financial Group, Inc.	167,040	3,180,442
Erie Indemnity Co. Class A	15,504	1,817,999
First American Financial Corp.	44,145	2,283,179
Hanover Insurance Group, Inc. (The)	10,410	1,244,620
Kemper Corp.	14,811	1,120,452
Mercury General Corp.	15,935	725,999
National General Holdings Corp.	45,841	1,206,994
Old Republic International Corp.	165,288	3,290,884
Primerica, Inc.	20,016	1,993,594
ProAssurance Corp.	21,149	749,732
RLI Corp.	12,154	804,473
Selective Insurance Group, Inc.	26,498	1,457,390

Total Insurance		28,710,503

Internet & Catalog Retail - 0.1%
TripAdvisor, Inc.*	22,730	1,266,288

Internet Software & Services - 0.5%
GoDaddy, Inc. Class A*	6,137	433,272
GrubHub, Inc.*	10,088	1,058,332
j2 Global, Inc.	21,046	1,822,794
LogMeIn, Inc.	782	80,742
Stamps.com, Inc.*	9,504	2,404,987
Yelp, Inc.*	5,796	227,087

Total Internet Software & Services		6,027,214

IT Services - 3.0%
Black Knight, Inc.*	11,923	638,477
Booz Allen Hamilton Holding Corp.	83,079	3,633,045
CACI International, Inc. Class A*	14,894	2,510,384
Convergys Corp.	65,703	1,605,781
CoreLogic, Inc.*	23,700	1,230,030
EPAM Systems, Inc.*	14,868	1,848,538
Euronet Worldwide, Inc.*	26,192	2,194,104
First Data Corp. Class A*	506,058	10,591,794
MAXIMUS, Inc.	34,670	2,153,354
Sabre Corp.	100,329	2,472,106
Science Applications International Corp.	24,135	1,953,245
Teradata Corp.*	19,824	795,934
WEX, Inc.*	7,907	1,506,125

Total IT Services		33,132,917

Leisure Products - 0.3%
Brunswick Corp.	59,536	3,838,881

Life Sciences Tools & Services - 0.6%
Bio-Rad Laboratories, Inc. Class A*	1,559	449,834
Bio-Techne Corp.	6,590	974,990
Bruker Corp.	51,213	1,487,226
Charles River Laboratories International, Inc.*	22,362	2,510,358
PRA Health Sciences, Inc.*	16,853	1,573,396

Total Life Sciences Tools & Services		6,995,804

Machinery - 5.1%
AGCO Corp.	33,350	2,025,012
Allison Transmission Holdings, Inc.	98,407	3,984,499
Barnes Group, Inc.	28,299	1,666,811
Colfax Corp.*	54,898	1,682,624
Crane Co.	18,725	1,500,434
Donaldson Co., Inc.	56,089	2,530,736
Flowserve Corp.	47,400	1,914,960
Graco, Inc.	56,199	2,541,319
Hillenbrand, Inc.	32,957	1,553,923
ITT, Inc.	45,696	2,388,530
John Bean Technologies Corp.	9,200	817,880
Kennametal, Inc.	28,467	1,021,965
Lincoln Electric Holdings, Inc.	35,197	3,088,889
Meritor, Inc.*	155,543	3,199,519
Middleby Corp. (The)*(a)	28,423	2,967,930
Nordson Corp.	26,922	3,457,054
Oshkosh Corp.	38,016	2,673,285
Proto Labs, Inc.*	5,851	695,976
RBC Bearings, Inc.*	6,657	857,488
Rexnord Corp.*	32,020	930,501
Timken Co. (The)	47,602	2,073,067
Toro Co. (The)	47,195	2,843,499
Trinity Industries, Inc.	74,465	2,551,171
Wabtec Corp.(a)	38,596	3,804,794
Welbilt, Inc.*	46,510	1,037,638
Woodward, Inc.	31,403	2,413,635

Total Machinery		56,223,139

Marine - 0.2%
Kirby Corp.*	20,821	1,740,636

Media - 4.6%
AMC Networks, Inc. Class A*	74,626	4,641,737
Cable One, Inc.	2,060	1,510,577
Cinemark Holdings, Inc.	79,854	2,801,278
Discovery, Inc. Class A*(a)	444,437	12,222,018
GCI Liberty, Inc. Class A*	163,343	7,363,503

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
John Wiley & Sons, Inc. Class A	17,217	$1,074,341
Liberty Media Corp - Liberty Formula One Series C*	118,503	4,400,016
Liberty Media Corp - Liberty SiriusXM Class A*	152,563	6,872,963
Meredith Corp.(a)	31,587	1,610,937
New York Times Co. (The) Class A	66,327	1,717,869
Nexstar Media Group, Inc. Class A(a)	19,182	1,407,959
Sinclair Broadcast Group, Inc. Class A	83,642	2,689,090
TEGNA, Inc.	241,048	2,615,371

Total Media		50,927,659

Metals & Mining - 1.5%
Alcoa Corp.*	81,632	3,826,908
Allegheny Technologies, Inc.*(a)	16,300	409,456
Carpenter Technology Corp.	17,578	924,075
Commercial Metals Co.	19,279	406,980
Compass Minerals International, Inc.(a)	24,675	1,622,381
Reliance Steel & Aluminum Co.	52,924	4,632,967
Royal Gold, Inc.	14,403	1,337,175
United States Steel Corp.	43,706	1,518,783
Worthington Industries, Inc.	51,283	2,152,348

Total Metals & Mining		16,831,073

Multi-Utilities - 1.4%
Avista Corp.	29,405	1,548,467
Black Hills Corp.	28,280	1,731,019
MDU Resources Group, Inc.	98,293	2,819,043
NorthWestern Corp.	29,988	1,716,813
SCANA Corp.	115,385	4,444,630
Vectren Corp.	38,052	2,718,816

Total Multi-Utilities		14,978,788

Multiline Retail - 1.9%
Big Lots, Inc.	34,157	1,427,079
Macy’s, Inc.	318,477	11,920,594
Nordstrom, Inc.	131,514	6,809,795
Ollie’s Bargain Outlet Holdings, Inc.*	17,397	1,261,283

Total Multiline Retail		21,418,751

Oil, Gas & Consumable Fuels - 1.8%
Callon Petroleum Co.*	98,654	1,059,544
CVR Energy, Inc.(a)	14,459	534,838
Delek U.S. Holdings, Inc.	16,522	828,909
Gulfport Energy Corp.*	34,696	436,129
Laredo Petroleum, Inc.*(a)	138,880	1,336,026
Matador Resources Co.*	82,203	2,470,200
Newfield Exploration Co.*	137,873	4,170,658
Parsley Energy, Inc. Class A*	12,395	375,321
PBF Energy, Inc. Class A	80,412	3,371,675
RSP Permian, Inc.*	29,778	1,310,828
Southwestern Energy Co.*	676,335	3,584,575

Total Oil, Gas & Consumable Fuels		19,478,703

Paper & Forest Products - 0.5%
Domtar Corp.	42,729	2,039,883
Louisiana-Pacific Corp.	132,211	3,598,783

Total Paper & Forest Products		5,638,666

Personal Products - 0.4%
Edgewell Personal Care Co.*	41,276	2,082,787
Nu Skin Enterprises, Inc. Class A	25,995	2,032,549

Total Personal Products		4,115,336

Pharmaceuticals - 0.3%
Akorn, Inc.*	25,866	429,117
Catalent, Inc.*	31,568	1,322,383
Prestige Brands Holdings, Inc.*(a)	26,944	1,034,111

Total Pharmaceuticals		2,785,611

Professional Services - 1.3%
ASGN, Inc.*	21,278	1,663,727
Dun & Bradstreet Corp. (The)	18,473	2,265,714
Insperity, Inc.	15,540	1,480,185
Korn/Ferry International	30,659	1,898,712
Robert Half International, Inc.	68,982	4,490,728
TriNet Group, Inc.*	36,160	2,022,790
WageWorks, Inc.*	8,883	444,150

Total Professional Services		14,266,006

Real Estate Management & Development - 0.5%
Howard Hughes Corp. (The)*	4,361	577,832
Jones Lang LaSalle, Inc.	19,918	3,306,189
Kennedy-Wilson Holdings, Inc.	7,557	159,831
Realogy Holdings Corp.(a)	74,884	1,707,355

Total Real Estate Management & Development		5,751,207

Road & Rail - 1.2%
AMERCO	10,032	3,572,897
Avis Budget Group, Inc.*	34,328	1,115,660
Genesee & Wyoming, Inc. Class A*	21,169	1,721,463
Knight-Swift Transportation Holdings, Inc.	16,346	624,581
Landstar System, Inc.	17,023	1,858,911
Ryder System, Inc.	28,052	2,015,817
Schneider National, Inc. Class B	66,518	1,829,910
Werner Enterprises, Inc.	24,852	933,193

Total Road & Rail		13,672,432

Semiconductors & Semiconductor Equipment - 1.9%
Advanced Energy Industries, Inc.*	34,325	1,993,939
Amkor Technology, Inc.*	282,113	2,423,351
Cabot Microelectronics Corp.	11,083	1,192,088
Cirrus Logic, Inc.*	64,340	2,466,152
Entegris, Inc.	55,568	1,883,755

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
Integrated Device Technology, Inc.*	39,405	$1,256,231
MKS Instruments, Inc.	38,632	3,697,082
Monolithic Power Systems, Inc.	7,209	963,627
Power Integrations, Inc.	9,439	689,519
Semtech Corp.*	16,190	761,740
Silicon Laboratories, Inc.*	9,567	952,873
Versum Materials, Inc.	61,833	2,297,096

Total Semiconductors & Semiconductor Equipment		20,577,453

Software - 1.5%
ACI Worldwide, Inc.*	36,294	895,373
Aspen Technology, Inc.*	28,613	2,653,570
Blackbaud, Inc.	6,556	671,662
CommVault Systems, Inc.*	505	33,254
Ebix, Inc.(a)	15,102	1,151,527
Ellie Mae, Inc.*(a)	7,243	752,113
Fair Isaac Corp.*	9,618	1,859,352
Fortinet, Inc.*	23,851	1,489,018
Guidewire Software, Inc.*	3,482	309,132
Manhattan Associates, Inc.*	31,623	1,486,597
Paycom Software, Inc.*(a)	9,415	930,484
Paylocity Holding Corp.*	2,638	155,273
Pegasystems, Inc.	10,517	576,332
PTC, Inc.*	1,248	117,075
Qualys, Inc.*	8,816	743,189
RealPage, Inc.*	7,918	436,282
Tyler Technologies, Inc.*	8,601	1,910,282
Ultimate Software Group, Inc. (The)*	1,601	411,953

Total Software		16,582,468

Specialty Retail - 5.4%
Aaron’s, Inc.	41,311	1,794,963
Advance Auto Parts, Inc.	41,314	5,606,310
American Eagle Outfitters, Inc.	121,369	2,821,829
AutoNation, Inc.*(a)	81,136	3,941,587
Bed Bath & Beyond, Inc.	287,416	5,726,764
Burlington Stores, Inc.*	28,054	4,222,969
Children’s Place, Inc. (The)	11,196	1,352,477
Dick’s Sporting Goods, Inc.	113,808	4,011,732
Five Below, Inc.*	13,864	1,354,651
Floor & Decor Holdings, Inc. Class A*	19,052	939,835
Foot Locker, Inc.	144,607	7,613,558
Lithia Motors, Inc. Class A	19,704	1,863,407
Michaels Cos., Inc. (The)*	200,904	3,851,330
Murphy USA, Inc.*	23,948	1,779,097
Penske Automotive Group, Inc.	89,087	4,173,726
Sally Beauty Holdings, Inc.*	149,144	2,390,778
Urban Outfitters, Inc.*	60,669	2,702,804
Williams-Sonoma, Inc.(a)	68,065	4,177,830

Total Specialty Retail		60,325,647

Technology Hardware, Storage & Peripherals - 0.7%
NCR Corp.*	85,689	2,568,956
Xerox Corp.	219,962	5,279,088

Total Technology Hardware, Storage & Peripherals		7,848,044

Textiles, Apparel & Luxury Goods - 2.1%
Carter’s, Inc.	26,596	2,882,740
Columbia Sportswear Co.	33,490	3,063,330
Deckers Outdoor Corp.*	5,039	568,853
Hanesbrands, Inc.(a)	342,694	7,546,122
Ralph Lauren Corp.	9,793	1,231,176
Skechers U.S.A., Inc. Class A*	83,219	2,497,402
Steven Madden Ltd.	32,939	1,749,061
Under Armour, Inc. Class A*(a)	123,070	2,766,614
Wolverine World Wide, Inc.	22,564	784,550

Total Textiles, Apparel & Luxury Goods		23,089,848

Thrifts & Mortgage Finance - 1.1%
Flagstar Bancorp, Inc.*	32,001	1,096,354
LendingTree, Inc.*(a)	886	189,427
MGIC Investment Corp.*	250,250	2,682,680
New York Community Bancorp, Inc.	278,270	3,072,101
Radian Group, Inc.	143,456	2,326,856
TFS Financial Corp.	51,357	809,900
Washington Federal, Inc.	44,442	1,453,253

Total Thrifts & Mortgage Finance		11,630,571

Tobacco - 0.0%
Vector Group Ltd.	22,062	420,943

Trading Companies & Distributors - 1.9%
Air Lease Corp.	101,929	4,277,960
Applied Industrial Technologies, Inc.	26,128	1,832,879
Beacon Roofing Supply, Inc.*	18,770	799,977
GATX Corp.	36,035	2,674,878
HD Supply Holdings, Inc.*	76,619	3,286,189
MSC Industrial Direct Co., Inc. Class A	29,988	2,544,482
SiteOne Landscape Supply, Inc.*	7,678	644,722
Univar, Inc.*	14,170	371,821
Watsco, Inc.	12,222	2,178,938
WESCO International, Inc.*	34,565	1,973,662

Total Trading Companies & Distributors		20,585,508

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	31,691	1,337,360

Water Utilities - 0.3%
Aqua America, Inc.	73,111	2,572,045
California Water Service Group	18,065	703,632

Total Water Utilities		3,275,677

Wireless Telecommunication Services - 0.0%
Telephone & Data Systems, Inc.	13,622	373,515

TOTAL COMMON STOCKS (Cost: $980,642,051)		1,103,514,865

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. MidCap Earnings Fund (EZM)

June 30, 2018

Investments	Shares	Value
EXCHANGE-TRADED FUND - 0.2%

United States - 0.2%
WisdomTree U.S. MidCap Dividend Fund(b) (Cost: $2,029,331)	60,567	$2,168,298

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 2.7%

United States - 2.7%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $29,864,170)(d)	29,864,170	29,864,170

TOTAL INVESTMENTS IN SECURITIES - 102.5% (Cost: $1,012,535,552)		1,135,547,333
Other Assets less Liabilities - (2.5)%		(27,910,551)

NET ASSETS - 100.0%		$1,107,636,782

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $62,028,514 and the total market value of the collateral held by the Fund was $64,023,555. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $34,159,385.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.9%
Rockwell Collins, Inc.	701	$94,411

Airlines - 1.4%
Alaska Air Group, Inc.	735	44,387
JetBlue Airways Corp.*	2,864	54,359
United Continental Holdings, Inc.*	651	45,394

Total Airlines		144,140

Auto Components - 0.5%
Gentex Corp.	2,050	47,191

Beverages - 0.9%
Constellation Brands, Inc. Class A	261	57,125
Dr. Pepper Snapple Group, Inc.	314	38,308

Total Beverages		95,433

Capital Markets - 1.8%
MarketAxess Holdings, Inc.	406	80,331
Morningstar, Inc.	823	105,550

Total Capital Markets		185,881

Commercial Services & Supplies - 1.8%
KAR Auction Services, Inc.	1,545	84,666
Republic Services, Inc.	1,356	92,696

Total Commercial Services & Supplies		177,362

Communications Equipment - 3.4%
F5 Networks, Inc.*	581	100,193
Motorola Solutions, Inc.	1,111	129,287
Palo Alto Networks, Inc.*	312	64,107
Ubiquiti Networks, Inc.*(a)	580	49,138

Total Communications Equipment		342,725

Consumer Finance - 2.2%
Ally Financial, Inc.	3,227	84,774
Credit Acceptance Corp.*	198	69,973
Santander Consumer USA Holdings, Inc.	3,347	63,894

Total Consumer Finance		218,641

Diversified Consumer Services - 1.5%
Grand Canyon Education, Inc.*	467	52,122
ServiceMaster Global Holdings, Inc.*	1,096	65,179
Weight Watchers International, Inc.*	376	38,014

Total Diversified Consumer Services		155,315

Diversified Telecommunication Services - 1.3%
Verizon Communications, Inc.	2,699	135,787

Electric Utilities - 1.7%
Alliant Energy Corp.	247	10,453
American Electric Power Co., Inc.	173	11,980
Avangrid, Inc.	162	8,575
Duke Energy Corp.	153	12,099
Entergy Corp.	126	10,180
Evergy, Inc.	351	19,709
Eversource Energy	162	9,495
Exelon Corp.	267	11,374
FirstEnergy Corp.	246	8,834
IDACORP, Inc.	110	10,146
NextEra Energy, Inc.	63	10,523
OGE Energy Corp.	250	8,803
PG&E Corp.	124	5,277
Pinnacle West Capital Corp.	125	10,070
Southern Co. (The)	237	10,975
Xcel Energy, Inc.	237	10,826

Total Electric Utilities		169,319

Electrical Equipment - 0.4%
Acuity Brands, Inc.	355	41,134

Electronic Equipment, Instruments & Components - 1.7%
CDW Corp.	1,302	105,189
Zebra Technologies Corp. Class A*	438	62,743

Total Electronic Equipment, Instruments & Components		167,932

Equity Real Estate Investment Trusts (REITs) - 2.7%
American Homes 4 Rent Class A	586	12,997
Brixmor Property Group, Inc.	463	8,070
CubeSmart	335	10,794
Equity LifeStyle Properties, Inc.	138	12,682
Extra Space Storage, Inc.	113	11,279
Forest City Realty Trust, Inc. Class A	600	13,686
Gaming and Leisure Properties, Inc.	363	12,995
Highwoods Properties, Inc.	260	13,190
Hospitality Properties Trust	379	10,843
Host Hotels & Resorts, Inc.	453	9,545
Hudson Pacific Properties, Inc.	327	11,586
Kimco Realty Corp.	410	6,966
Medical Properties Trust, Inc.	889	12,482
National Retail Properties, Inc.	279	12,265
Omega Healthcare Investors, Inc.	306	9,486
Park Hotels & Resorts, Inc.	368	11,272
Public Storage	55	12,477
Rayonier, Inc.	328	12,690
Simon Property Group, Inc.	68	11,573
SL Green Realty Corp.	117	11,762
STORE Capital Corp.	355	9,727
Ventas, Inc.	194	11,048
W.P. Carey, Inc.	195	12,938
Weyerhaeuser Co.	364	13,271

Total Equity Real Estate Investment Trusts (REITs)		275,624

Food & Staples Retailing - 1.3%
Kroger Co. (The)	1,035	29,445
Sysco Corp.	865	59,071

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2018

Investments	Shares	Value
U.S. Foods Holding Corp.*	1,167	$44,136

Total Food & Staples Retailing		132,652

Food Products - 3.8%
Conagra Brands, Inc.	1,530	54,667
Hormel Foods Corp.	1,355	50,420
J.M. Smucker Co. (The)	392	42,132
Kellogg Co.	739	51,634
Pilgrim’s Pride Corp.*	1,564	31,483
Pinnacle Foods, Inc.	680	44,241
Post Holdings, Inc.*	592	50,924
Tyson Foods, Inc. Class A	783	53,909

Total Food Products		379,410

Gas Utilities - 0.2%
Atmos Energy Corp.	119	10,727
UGI Corp.	209	10,882

Total Gas Utilities		21,609

Health Care Equipment & Supplies - 2.0%
Globus Medical, Inc. Class A*	862	43,496
Haemonetics Corp.*	523	46,903
Hill-Rom Holdings, Inc.	732	63,933
ICU Medical, Inc.*	173	50,801

Total Health Care Equipment & Supplies		205,133

Health Care Providers & Services - 11.4%
Aetna, Inc.	461	84,593
Anthem, Inc.	268	63,792
Cardinal Health, Inc.	715	34,913
Centene Corp.*	432	53,227
Chemed Corp.	202	65,006
Cigna Corp.	356	60,502
DaVita, Inc.*	678	47,080
Encompass Health Corp.	966	65,417
Envision Healthcare Corp.*	844	37,144
Express Scripts Holding Co.*	712	54,974
HCA Healthcare, Inc.	641	65,767
Humana, Inc.	258	76,789
Laboratory Corp. of America Holdings*	439	78,814
McKesson Corp.	384	51,226
Molina Healthcare, Inc.*	463	45,346
Quest Diagnostics, Inc.	705	77,508
UnitedHealth Group, Inc.	282	69,186
Universal Health Services, Inc. Class B	502	55,943
WellCare Health Plans, Inc.*	251	61,806

Total Health Care Providers & Services		1,149,033

Hotels, Restaurants & Leisure - 1.2%
Hyatt Hotels Corp. Class A	809	62,414
Las Vegas Sands Corp.	806	61,546

Total Hotels, Restaurants & Leisure		123,960

Household Products - 0.6%
Church & Dwight Co., Inc.	1,155	61,400

Independent Power & Renewable Electricity Producers - 0.2%
AES Corp.	495	6,638
NRG Energy, Inc.	107	3,285
Vistra Energy Corp.*	239	5,655

Total Independent Power & Renewable Electricity Producers		15,578

Insurance - 10.2%
Aflac, Inc.	2,530	108,841
Allstate Corp. (The)	1,161	105,964
First American Financial Corp.	2,109	109,078
FNF Group	2,760	103,831
Hanover Insurance Group, Inc. (The)	887	106,050
Old Republic International Corp.	4,682	93,219
Progressive Corp. (The)	1,728	102,211
Reinsurance Group of America, Inc.	665	88,764
Torchmark Corp.	1,298	105,670
W.R. Berkley Corp.	1,473	106,660

Total Insurance		1,030,288

Internet Software & Services - 0.7%
Akamai Technologies, Inc.*	1,008	73,816

IT Services - 15.0%
Black Knight, Inc.*	2,322	124,343
Booz Allen Hamilton Holding Corp.	1,861	81,382
Broadridge Financial Solutions, Inc.	1,099	126,495
Cognizant Technology Solutions Corp. Class A	1,668	131,755
DXC Technology Co.	1,138	91,734
Fidelity National Information Services, Inc.	1,307	138,581
First Data Corp. Class A*	3,244	67,897
Fiserv, Inc.*	1,804	133,659
FleetCor Technologies, Inc.*	474	99,848
Jack Henry & Associates, Inc.	1,053	137,269
Leidos Holdings, Inc.	1,739	102,601
Sabre Corp.	2,544	62,684
Total System Services, Inc.	1,418	119,849
WEX, Inc.*	501	95,431

Total IT Services		1,513,528

Leisure Products - 0.4%
Brunswick Corp.	629	40,558

Machinery - 1.2%
Allison Transmission Holdings, Inc.	1,487	60,208
Trinity Industries, Inc.	1,664	57,009

Total Machinery		117,217

Marine - 0.5%
Kirby Corp.*	610	50,996

Media - 1.6%
Omnicom Group, Inc.	874	66,660
Sirius XM Holdings, Inc.(a)	8,616	58,330

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2018

Investments	Shares	Value
Viacom, Inc. Class B	1,376	$41,500

Total Media		166,490

Metals & Mining - 1.8%
Newmont Mining Corp.	2,245	84,659
Royal Gold, Inc.	1,061	98,503

Total Metals & Mining		183,162

Multi-Utilities - 1.1%
Ameren Corp.	170	10,345
CenterPoint Energy, Inc.	372	10,308
CMS Energy Corp.	230	10,874
Consolidated Edison, Inc.	141	10,995
Dominion Energy, Inc.	161	10,977
DTE Energy Co.	97	10,052
MDU Resources Group, Inc.	308	8,833
NiSource, Inc.	348	9,145
Public Service Enterprise Group, Inc.	197	10,666
SCANA Corp.	113	4,353
WEC Energy Group, Inc.	167	10,797

Total Multi-Utilities		107,345

Multiline Retail - 2.2%
Dollar General Corp.	547	53,934
Kohl’s Corp.	595	43,376
Macy’s, Inc.	1,042	39,002
Nordstrom, Inc.	708	36,660
Target Corp.	603	45,900

Total Multiline Retail		218,872

Oil, Gas & Consumable Fuels - 6.1%
Andeavor	372	48,799
ConocoPhillips	1,012	70,455
Delek U.S. Holdings, Inc.	764	38,330
HollyFrontier Corp.	739	50,570
Marathon Petroleum Corp.	832	58,373
Occidental Petroleum Corp.	943	78,910
PBF Energy, Inc. Class A	1,089	45,662
Peabody Energy Corp.	1,337	60,807
Phillips 66	770	86,479
Valero Energy Corp.	673	74,588

Total Oil, Gas & Consumable Fuels		612,973

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The) Class A	295	42,094

Pharmaceuticals - 0.8%
Pfizer, Inc.	2,214	80,324

Real Estate Management & Development - 0.2%
Howard Hughes Corp. (The)*	97	12,853
Jones Lang LaSalle, Inc.	65	10,789

Total Real Estate Management & Development		23,642

Road & Rail - 1.8%
AMERCO	190	67,669
JB Hunt Transport Services, Inc.	580	70,499
Schneider National, Inc. Class B	1,677	46,134

Total Road & Rail		184,302

Semiconductors & Semiconductor Equipment - 0.5%
Micron Technology, Inc.*	922	48,350

Software - 4.5%
Aspen Technology, Inc.*	1,000	92,740
CA, Inc.	2,399	85,524
CDK Global, Inc.	1,914	124,506
SS&C Technologies Holdings, Inc.	1,853	96,171
Symantec Corp.	2,530	52,244

Total Software		451,185

Specialty Retail - 3.5%
Advance Auto Parts, Inc.	243	32,975
AutoZone, Inc.*	64	42,940
Best Buy Co., Inc.	581	43,331
Burlington Stores, Inc.*	294	44,256
Foot Locker, Inc.	554	29,168
Gap, Inc. (The)	1,165	37,734
TJX Cos., Inc. (The)	797	75,858
Tractor Supply Co.	580	44,364

Total Specialty Retail		350,626

Textiles, Apparel & Luxury Goods - 2.3%
Carter’s, Inc.	628	68,069
Columbia Sportswear Co.	705	64,486
PVH Corp.	420	62,882
Ralph Lauren Corp.	287	36,082

Total Textiles, Apparel & Luxury Goods		231,519

Trading Companies & Distributors - 1.4%
HD Supply Holdings, Inc.*	1,188	50,954
MSC Industrial Direct Co., Inc. Class A	552	46,837
W.W. Grainger, Inc.	133	41,017

Total Trading Companies & Distributors		138,808

Wireless Telecommunication Services - 0.7%
Sprint Corp.*(a)	12,394	67,423

TOTAL COMMON STOCKS (Cost: $9,843,717)		10,073,188

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b) (Cost: $130,955)(c)	130,955	130,955

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $9,974,672)		10,204,143
Other Assets less Liabilities - (1.1)%		(107,201)

NET ASSETS - 100.0%		$10,096,942

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Multifactor Fund (USMF)

June 30, 2018

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $126,163 and the total market value of the collateral held by the Fund was $130,955.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 6.4%
Boeing Co. (The)	143,197	$48,044,026
BWX Technologies, Inc.	10,500	654,360
Curtiss-Wright Corp.	2,163	257,440
General Dynamics Corp.	59,819	11,150,860
Hexcel Corp.	9,377	622,445
Huntington Ingalls Industries, Inc.	7,419	1,608,365
Lockheed Martin Corp.	87,793	25,936,686
Northrop Grumman Corp.	27,675	8,515,598
Raytheon Co.	59,741	11,540,766
Rockwell Collins, Inc.	19,957	2,687,809
Spirit AeroSystems Holdings, Inc. Class A	5,417	465,374
United Technologies Corp.	219,205	27,407,201

Total Aerospace & Defense		138,890,930

Air Freight & Logistics - 1.6%
C.H. Robinson Worldwide, Inc.	38,095	3,187,028
Expeditors International of Washington, Inc.	31,609	2,310,618
FedEx Corp.	26,059	5,916,956
United Parcel Service, Inc. Class B	229,135	24,341,011

Total Air Freight & Logistics		35,755,613

Airlines - 0.1%
Southwest Airlines Co.	58,801	2,991,795

Auto Components - 0.2%
Gentex Corp.	68,073	1,567,040
Goodyear Tire & Rubber Co. (The)	52,621	1,225,543
LCI Industries	5,504	496,186

Total Auto Components		3,288,769

Automobiles - 1.3%
General Motors Co.	622,301	24,518,660
Harley-Davidson, Inc.	57,350	2,413,288
Thor Industries, Inc.	7,747	754,480

Total Automobiles		27,686,428

Banks - 4.2%
Bank of the Ozarks, Inc.	23,267	1,047,946
Comerica, Inc.	28,320	2,574,854
First Republic Bank	14,104	1,365,126
Wells Fargo & Co.	1,562,534	86,626,885

Total Banks		91,614,811

Beverages - 3.0%
Brown-Forman Corp. Class A	24,837	1,213,536
Brown-Forman Corp. Class B	46,031	2,255,979
Constellation Brands, Inc. Class A	19,949	4,366,238
Dr. Pepper Snapple Group, Inc.	54,990	6,708,780
PepsiCo, Inc.	472,732	51,466,333

Total Beverages		66,010,866

Biotechnology - 3.9%
AbbVie, Inc.	570,856	52,889,808
Gilead Sciences, Inc.	441,984	31,310,147

Total Biotechnology		84,199,955

Building Products - 0.1%
A.O. Smith Corp.	16,974	1,004,012
Lennox International, Inc.	5,594	1,119,639
Owens Corning	7,601	481,675

Total Building Products		2,605,326

Capital Markets - 3.7%
Affiliated Managers Group, Inc.	1,206	179,296
BlackRock, Inc.	38,048	18,987,474
CBOE Global Markets, Inc.	12,620	1,313,363
Charles Schwab Corp. (The)	101,059	5,164,115
Eaton Vance Corp.	34,356	1,793,040
Evercore, Inc. Class A	6,635	699,661
FactSet Research Systems, Inc.	5,695	1,128,179
Federated Investors, Inc. Class B	23,436	546,527
Franklin Resources, Inc.	120,216	3,852,923
LPL Financial Holdings, Inc.	20,584	1,349,075
MarketAxess Holdings, Inc.	2,822	558,361
Morgan Stanley	409,605	19,415,277
Morningstar, Inc.	6,144	787,968
MSCI, Inc.	15,768	2,608,500
Raymond James Financial, Inc.	20,336	1,817,022
S&P Global, Inc.	30,158	6,148,915
SEI Investments Co.	20,177	1,261,466
T. Rowe Price Group, Inc.	66,095	7,672,969
TD Ameritrade Holding Corp.	108,594	5,947,693

Total Capital Markets		81,231,824

Chemicals - 2.2%
Air Products & Chemicals, Inc.	61,930	9,644,359
Albemarle Corp.	12,107	1,142,053
Celanese Corp. Series A	28,613	3,177,760
Ecolab, Inc.	40,615	5,699,503
FMC Corp.	12,600	1,124,046
International Flavors & Fragrances, Inc.	19,372	2,401,353
NewMarket Corp.	1,105	446,973
PolyOne Corp.	16,634	718,921
PPG Industries, Inc.	47,586	4,936,096
Praxair, Inc.	72,303	11,434,719
Scotts Miracle-Gro Co. (The)	7,564	629,022
Sherwin-Williams Co. (The)	9,756	3,976,253
W.R. Grace & Co.	9,715	712,207
Westlake Chemical Corp.	13,812	1,486,586

Total Chemicals		47,529,851

Commercial Services & Supplies - 0.8%
Cintas Corp.	13,932	2,578,395
Deluxe Corp.	9,715	643,230
Healthcare Services Group, Inc.(a)	12,094	522,340
KAR Auction Services, Inc.	48,936	2,681,693
MSA Safety, Inc.	6,570	632,954
Rollins, Inc.	30,733	1,615,941

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2018

Investments	Shares	Value
Waste Management, Inc.	103,605	$8,427,231

Total Commercial Services & Supplies		17,101,784

Construction & Engineering - 0.1%
EMCOR Group, Inc.	3,323	253,146
Jacobs Engineering Group, Inc.	8,412	534,078
Valmont Industries, Inc.	2,789	420,442

Total Construction & Engineering		1,207,666

Construction Materials - 0.2%
Eagle Materials, Inc.	2,533	265,889
Martin Marietta Materials, Inc.	6,343	1,416,582
Vulcan Materials Co.	12,612	1,627,705

Total Construction Materials		3,310,176

Consumer Finance - 0.7%
American Express Co.	151,436	14,840,728

Containers & Packaging - 0.3%
AptarGroup, Inc.	12,596	1,176,214
Avery Dennison Corp.	17,202	1,756,324
Graphic Packaging Holding Co.	84,196	1,221,684
Packaging Corp. of America	24,872	2,780,441

Total Containers & Packaging		6,934,663

Distributors - 0.2%
Genuine Parts Co.	49,694	4,561,412
Pool Corp.	5,473	829,160

Total Distributors		5,390,572

Diversified Consumer Services - 0.1%
Service Corp. International	36,606	1,310,129

Electrical Equipment - 1.0%
AMETEK, Inc.	14,547	1,049,712
Emerson Electric Co.	226,688	15,673,208
Hubbell, Inc.	13,537	1,431,402
Rockwell Automation, Inc.	27,337	4,544,230

Total Electrical Equipment		22,698,552

Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp. Class A	21,358	1,861,350
CDW Corp.	15,294	1,235,602
Cognex Corp.	6,248	278,723
Corning, Inc.	151,716	4,173,707
Dolby Laboratories, Inc. Class A	5,137	316,902
FLIR Systems, Inc.	15,094	784,435
Jabil, Inc.	16,915	467,869
Littelfuse, Inc.	1,419	323,787

Total Electronic Equipment, Instruments & Components		9,442,375

Equity Real Estate Investment Trusts (REITs) - 0.6%
American Tower Corp.	95,734	13,801,971

Food & Staples Retailing - 1.7%
Casey’s General Stores, Inc.	2,679	281,509
Costco Wholesale Corp.	55,719	11,644,157
Sysco Corp.	144,225	9,849,125
Walgreens Boots Alliance, Inc.	267,882	16,076,938

Total Food & Staples Retailing		37,851,729

Food Products - 2.3%
Campbell Soup Co.(a)	90,735	3,678,397
Flowers Foods, Inc.	91,143	1,898,508
General Mills, Inc.	240,874	10,661,083
Hershey Co. (The)	44,945	4,182,582
Hormel Foods Corp.(a)	131,069	4,877,077
Lancaster Colony Corp.	7,347	1,016,972
McCormick & Co., Inc. Non-Voting Shares	30,967	3,594,959
Mondelez International, Inc. Class A	371,817	15,244,497
Pinnacle Foods, Inc.	34,729	2,259,469
Tyson Foods, Inc. Class A	50,234	3,458,611

Total Food Products		50,872,155

Health Care Equipment & Supplies - 2.4%
Abbott Laboratories	411,599	25,103,423
Baxter International, Inc.	66,093	4,880,307
Becton, Dickinson and Co.	39,429	9,445,611
Cantel Medical Corp.	977	96,098
Cooper Cos., Inc. (The)	149	35,082
Dentsply Sirona, Inc.	14,955	654,580
ResMed, Inc.	28,375	2,939,083
Stryker Corp.	50,377	8,506,660
Teleflex, Inc.	4,489	1,203,995
West Pharmaceutical Services, Inc.	5,359	532,095

Total Health Care Equipment & Supplies		53,396,934

Health Care Providers & Services - 4.1%
Aetna, Inc.	42,368	7,774,528
Anthem, Inc.	38,010	9,047,520
Cardinal Health, Inc.	117,490	5,737,037
Chemed Corp.	590	189,868
Cigna Corp.	965	164,002
CVS Health Corp.	334,667	21,535,821
Encompass Health Corp.	24,512	1,659,953
Humana, Inc.	10,010	2,979,276
McKesson Corp.	22,163	2,956,544
UnitedHealth Group, Inc.	156,858	38,483,542

Total Health Care Providers & Services		90,528,091

Hotels, Restaurants & Leisure - 1.4%
Aramark	34,232	1,270,007
Cracker Barrel Old Country Store, Inc.(a)	8,722	1,362,464
Darden Restaurants, Inc.	43,084	4,612,573
ILG, Inc.	31,866	1,052,534
Starbucks Corp.	350,051	17,099,991
Texas Roadhouse, Inc.	14,771	967,648
Vail Resorts, Inc.	9,204	2,523,645
Wendy’s Co. (The)	58,431	1,003,845
Wyndham Destinations, Inc.	25,679	1,136,809

Total Hotels, Restaurants & Leisure		31,029,516

Household Durables - 0.3%
D.R. Horton, Inc.	46,140	1,891,740
Leggett & Platt, Inc.	49,968	2,230,572
Lennar Corp. Class A	8,545	448,612

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2018

Investments	Shares	Value
PulteGroup, Inc.	41,075	$1,180,906
Toll Brothers, Inc.	12,683	469,144

Total Household Durables		6,220,974

Household Products - 0.4%
Church & Dwight Co., Inc.	49,447	2,628,602
Clorox Co. (The)	36,332	4,913,903
Spectrum Brands Holdings, Inc.(a)	8,830	720,705

Total Household Products		8,263,210

Independent Power & Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	2,607	138,666

Industrial Conglomerates - 2.6%
3M Co.	142,414	28,015,682
Carlisle Cos., Inc.	9,346	1,012,265
Honeywell International, Inc.	179,201	25,813,904
Roper Technologies, Inc.	6,783	1,871,498

Total Industrial Conglomerates		56,713,349

Insurance - 0.8%
Brown & Brown, Inc.	32,120	890,688
Erie Indemnity Co. Class A	14,093	1,652,545
Marsh & McLennan Cos., Inc.	109,780	8,998,666
Progressive Corp. (The)	94,879	5,612,093

Total Insurance		17,153,992

Internet & Catalog Retail - 0.1%
Expedia Group, Inc.	16,904	2,031,692

Internet Software & Services - 0.1%
j2 Global, Inc.	8,513	737,311
LogMeIn, Inc.	3,879	400,507

Total Internet Software & Services		1,137,818

IT Services - 4.7%
Alliance Data Systems Corp.	3,811	888,725
Automatic Data Processing, Inc.	82,633	11,084,391
Booz Allen Hamilton Holding Corp.	21,342	933,286
Broadridge Financial Solutions, Inc.	17,071	1,964,872
Cognizant Technology Solutions Corp. Class A	41,965	3,314,815
Fidelity National Information Services, Inc.	34,215	3,627,816
Global Payments, Inc.	997	111,156
International Business Machines Corp.	309,167	43,190,630
Jack Henry & Associates, Inc.	7,284	949,542
Leidos Holdings, Inc.	26,684	1,574,356
MasterCard, Inc. Class A	52,496	10,316,514
MAXIMUS, Inc.	1,065	66,147
Paychex, Inc.	89,773	6,135,985
Total System Services, Inc.	10,677	902,420
Visa, Inc. Class A	108,395	14,356,918
Western Union Co. (The)	141,241	2,871,429

Total IT Services		102,289,002

Leisure Products - 0.3%
Brunswick Corp.	14,888	959,978
Hasbro, Inc.	37,141	3,428,486
Polaris Industries, Inc.	13,710	1,675,088

Total Leisure Products		6,063,552

Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	33,753	2,087,286
Bio-Techne Corp.	5,282	781,472
PerkinElmer, Inc.	4,327	316,866
Thermo Fisher Scientific, Inc.	15,765	3,265,562

Total Life Sciences Tools & Services		6,451,186

Machinery - 2.0%
AGCO Corp.	3,946	239,601
Barnes Group, Inc.	2,633	155,084
Crane Co.	12,420	995,215
Cummins, Inc.	49,566	6,592,278
Donaldson Co., Inc.	24,579	1,109,004
Dover Corp.	36,182	2,648,522
Fortive Corp.	13,852	1,068,128
Graco, Inc.	31,656	1,431,484
IDEX Corp.	12,997	1,773,831
Illinois Tool Works, Inc.	77,580	10,747,933
ITT, Inc.	12,869	672,663
Lincoln Electric Holdings, Inc.	13,723	1,204,330
Nordson Corp.	6,646	853,413
Oshkosh Corp.	7,450	523,884
Parker-Hannifin Corp.	22,453	3,499,300
Snap-on, Inc.	11,971	1,923,979
Stanley Black & Decker, Inc.	28,364	3,767,023
Terex Corp.	2,684	113,238
Toro Co. (The)	13,964	841,331
Trinity Industries, Inc.	28,580	979,151
Wabtec Corp.	5,920	583,594
Woodward, Inc.	4,688	360,320
Xylem, Inc.	25,996	1,751,610

Total Machinery		43,834,916

Media - 2.1%
CBS Corp. Class B Non-Voting Shares	55,135	3,099,690
Twenty-First Century Fox, Inc. Class A	138,727	6,893,344
Twenty-First Century Fox, Inc. Class B	105,944	5,219,861
Walt Disney Co. (The)	292,377	30,644,033

Total Media		45,856,928

Multi-Utilities - 0.5%
Sempra Energy	84,841	9,850,888

Multiline Retail - 0.3%
Dollar General Corp.	37,087	3,656,778
Nordstrom, Inc.	64,388	3,334,011

Total Multiline Retail		6,990,789

Oil, Gas & Consumable Fuels - 7.0%
Andeavor	39,765	5,216,373
Exxon Mobil Corp.	1,444,631	119,514,322
Marathon Petroleum Corp.	144,792	10,158,607
Pioneer Natural Resources Co.	898	169,937

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2018

Investments	Shares	Value
Valero Energy Corp.	169,101	$18,741,464

Total Oil, Gas & Consumable Fuels		153,800,703

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The) Class A	33,917	4,839,617
Nu Skin Enterprises, Inc. Class A	18,506	1,446,984

Total Personal Products		6,286,601

Pharmaceuticals - 7.0%
Bristol-Myers Squibb Co.	492,332	27,245,653
Eli Lilly & Co.	321,648	27,446,224
Johnson & Johnson	777,639	94,358,716
Zoetis, Inc.	35,021	2,983,439

Total Pharmaceuticals		152,034,032

Professional Services - 0.2%
Equifax, Inc.	18,481	2,312,158
Robert Half International, Inc.	28,139	1,831,849

Total Professional Services		4,144,007

Real Estate Management & Development - 0.0%
Jones Lang LaSalle, Inc.	3,542	587,937

Road & Rail - 2.4%
CSX Corp.	150,326	9,587,792
JB Hunt Transport Services, Inc.	11,925	1,449,484
Kansas City Southern	19,481	2,064,207
Knight-Swift Transportation Holdings, Inc.	10,500	401,205
Landstar System, Inc.	2,169	236,855
Norfolk Southern Corp.	60,796	9,172,293
Old Dominion Freight Line, Inc.	2,466	367,335
Ryder System, Inc.	10,074	723,918
Union Pacific Corp.	196,989	27,909,401

Total Road & Rail		51,912,490

Semiconductors & Semiconductor Equipment - 6.0%
Analog Devices, Inc.	66,242	6,353,933
Applied Materials, Inc.	73,492	3,394,596
Intel Corp.	1,013,933	50,402,609
KLA-Tencor Corp.	31,248	3,203,857
Lam Research Corp.	15,317	2,647,543
Maxim Integrated Products, Inc.	66,647	3,909,513
Microchip Technology, Inc.(a)	34,533	3,140,776
MKS Instruments, Inc.	4,547	435,148
Monolithic Power Systems, Inc.	3,094	413,575
NVIDIA Corp.	17,004	4,028,248
QUALCOMM, Inc.	451,458	25,335,823
Skyworks Solutions, Inc.	20,517	1,982,968
Texas Instruments, Inc.	214,851	23,687,323
Xilinx, Inc.	43,395	2,831,958

Total Semiconductors & Semiconductor Equipment		131,767,870

Software - 6.0%
Activision Blizzard, Inc.	31,738	2,422,244
Blackbaud, Inc.	2,208	226,210
Intuit, Inc.	21,897	4,473,666
Microsoft Corp.	1,010,839	99,678,834
Oracle Corp.	550,948	24,274,769
Pegasystems, Inc.	1,238	67,842

Total Software		131,143,565

Specialty Retail - 4.8%
Advance Auto Parts, Inc.	2,568	348,478
Best Buy Co., Inc.	77,310	5,765,780
Gap, Inc. (The)	131,906	4,272,435
Home Depot, Inc. (The)	274,524	53,559,633
Lowe’s Cos., Inc.	191,374	18,289,613
Ross Stores, Inc.	39,148	3,317,793
Tiffany & Co.	31,559	4,153,164
TJX Cos., Inc. (The)	128,737	12,253,188
Tractor Supply Co.	24,531	1,876,376
Williams-Sonoma, Inc.(a)	29,516	1,811,692

Total Specialty Retail		105,648,152

Technology Hardware, Storage & Peripherals - 4.4%
Apple, Inc.	502,289	92,978,717
NetApp, Inc.	30,220	2,373,176

Total Technology Hardware, Storage & Peripherals		95,351,893

Textiles, Apparel & Luxury Goods - 1.6%
Carter’s, Inc.	8,183	886,955
Columbia Sportswear Co.	9,359	856,068
Hanesbrands, Inc.	125,781	2,769,698
NIKE, Inc. Class B	204,697	16,310,257
PVH Corp.	955	142,982
Tapestry, Inc.	109,390	5,109,607
VF Corp.	121,358	9,893,104

Total Textiles, Apparel & Luxury Goods		35,968,671

Tobacco - 2.2%
Altria Group, Inc.	847,439	48,126,061

Trading Companies & Distributors - 0.5%
Fastenal Co.	84,409	4,062,605
MSC Industrial Direct Co., Inc. Class A	10,330	876,501
W.W. Grainger, Inc.	15,218	4,693,231
Watsco, Inc.	9,978	1,778,878

Total Trading Companies & Distributors		11,411,215

TOTAL COMMON STOCKS (Cost: $1,966,340,181)		2,182,703,368

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.1%

United States - 0.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b) (Cost: $1,644,252)(c)	1,644,252	1,644,252

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Dividend Growth Fund (DGRW)

June 30, 2018

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 100.0% (Cost: $1,967,984,433)	$2,184,347,620
Other Assets less Liabilities - 0.0%	368,772

NET ASSETS - 100.0%	$2,184,716,392

(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $11,430,212 and the total market value of the collateral held by the Fund was $11,731,727. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,087,475.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 3.8%
Boeing Co. (The)	963	$323,096
General Dynamics Corp.	768	143,163
Harris Corp.	1,394	201,489
Huntington Ingalls Industries, Inc.	628	136,144
Lockheed Martin Corp.	580	171,349
Spirit AeroSystems Holdings, Inc. Class A	2,729	234,448
TransDigm Group, Inc.	340	117,348
United Technologies Corp.	1,721	215,177

Total Aerospace & Defense		1,542,214

Airlines - 3.1%
American Airlines Group, Inc.	6,984	265,113
Delta Air Lines, Inc.	4,594	227,587
JetBlue Airways Corp.*	12,942	245,639
Southwest Airlines Co.	3,441	175,078
United Continental Holdings, Inc.*	4,935	344,117

Total Airlines		1,257,534

Auto Components - 1.4%
Goodyear Tire & Rubber Co. (The)	9,082	211,520
Lear Corp.	981	182,279
Visteon Corp.*	1,233	159,353

Total Auto Components		553,152

Automobiles - 1.6%
General Motors Co.	8,713	343,292
Harley-Davidson, Inc.	7,344	309,036

Total Automobiles		652,328

Banks - 1.8%
Bank of America Corp.	6,251	176,216
BB&T Corp.	4,487	226,324
Citigroup, Inc.	2,488	166,497
Fifth Third Bancorp	5,420	155,554

Total Banks		724,591

Beverages - 1.0%
Dr. Pepper Snapple Group, Inc.	2,080	253,760
PepsiCo, Inc.	1,332	145,015

Total Beverages		398,775

Biotechnology - 2.0%
AbbVie, Inc.	1,777	164,639
Amgen, Inc.	1,099	202,864
Biogen, Inc.*	354	102,745
Gilead Sciences, Inc.	2,189	155,069
United Therapeutics Corp.*	1,784	201,860

Total Biotechnology		827,177

Building Products - 0.7%
Fortune Brands Home & Security, Inc.	1,717	92,186
Masco Corp.	4,641	173,666

Total Building Products		265,852

Capital Markets - 3.5%
Ameriprise Financial, Inc.	1,344	187,999
Bank of New York Mellon Corp. (The)	3,246	175,057
BGC Partners, Inc. Class A	6,236	70,591
FactSet Research Systems, Inc.	455	90,135
Franklin Resources, Inc.	3,856	123,585
Goldman Sachs Group, Inc. (The)	908	200,277
MSCI, Inc.	1,546	255,755
S&P Global, Inc.	684	139,461
T. Rowe Price Group, Inc.	1,611	187,021

Total Capital Markets		1,429,881

Chemicals - 2.5%
Celanese Corp. Series A	2,272	252,328
Eastman Chemical Co.	1,775	177,429
LyondellBasell Industries N.V. Class A	2,376	261,004
PPG Industries, Inc.	1,578	163,686
Scotts Miracle-Gro Co. (The)	2,171	180,540

Total Chemicals		1,034,987

Commercial Services & Supplies - 0.4%
Waste Management, Inc.	2,089	169,919

Communications Equipment - 1.9%
F5 Networks, Inc.*	2,023	348,866
Juniper Networks, Inc.	6,988	191,611
Motorola Solutions, Inc.	1,942	225,991

Total Communications Equipment		766,468

Construction & Engineering - 0.3%
EMCOR Group, Inc.	1,629	124,097

Consumer Finance - 2.7%
Ally Financial, Inc.	8,294	217,884
American Express Co.	2,302	225,596
Credit Acceptance Corp.*	448	158,323
Discover Financial Services	4,063	286,076
Synchrony Financial	7,114	237,465

Total Consumer Finance		1,125,344

Containers & Packaging - 1.4%
Avery Dennison Corp.	1,119	114,250
Bemis Co., Inc.	5,146	217,212
Sealed Air Corp.	5,433	230,631

Total Containers & Packaging		562,093

Diversified Consumer Services - 0.7%
H&R Block, Inc.	12,619	287,461

Diversified Telecommunication Services - 0.4%
Verizon Communications, Inc.	3,613	181,770

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2018

Investments	Shares	Value
Electric Utilities - 0.4%
FirstEnergy Corp.	4,889	$175,564

Electrical Equipment - 0.8%
Acuity Brands, Inc.	1,198	138,812
Eaton Corp. PLC	2,666	199,257

Total Electrical Equipment		338,069

Electronic Equipment, Instruments & Components - 3.0%
Avnet, Inc.	8,040	344,836
CDW Corp.	2,883	232,917
Corning, Inc.	11,068	304,481
Jabil, Inc.	8,862	245,123
TE Connectivity Ltd.	1,199	107,982

Total Electronic Equipment, Instruments & Components		1,235,339

Food & Staples Retailing - 1.8%
Kroger Co. (The)	8,223	233,944
Sysco Corp.	2,627	179,398
Walgreens Boots Alliance, Inc.	2,515	150,938
Walmart, Inc.	2,084	178,495

Total Food & Staples Retailing		742,775

Food Products - 4.0%
Campbell Soup Co.(a)	4,624	187,457
Conagra Brands, Inc.	10,939	390,850
General Mills, Inc.	6,478	286,716
Hershey Co. (The)	1,396	129,912
J.M. Smucker Co. (The)	2,092	224,848
Kellogg Co.	3,046	212,824
Tyson Foods, Inc. Class A	2,835	195,190

Total Food Products		1,627,797

Health Care Equipment & Supplies - 0.8%
Edwards Lifesciences Corp.*	1,036	150,811
Intuitive Surgical, Inc.*	375	179,430

Total Health Care Equipment & Supplies		330,241

Health Care Providers & Services - 6.9%
Aetna, Inc.	1,591	291,948
Anthem, Inc.	636	151,387
Cardinal Health, Inc.	3,779	184,529
CVS Health Corp.	2,168	139,511
DaVita, Inc.*	5,419	376,295
Express Scripts Holding Co.*	5,717	441,410
HCA Healthcare, Inc.	3,245	332,937
Henry Schein, Inc.*	2,061	149,711
Humana, Inc.	699	208,043
McKesson Corp.	2,724	363,382
Quest Diagnostics, Inc.	1,800	197,892

Total Health Care Providers & Services		2,837,045

Hotels, Restaurants & Leisure - 1.9%
Dunkin’ Brands Group, Inc.(a)	2,728	188,423
Las Vegas Sands Corp.	2,747	209,761
Starbucks Corp.	2,412	117,826
Wyndham Destinations, Inc.	2,545	112,667
Wyndham Hotels & Resorts, Inc.	2,545	149,723

Total Hotels, Restaurants & Leisure		778,400

Household Durables - 1.4%
Leggett & Platt, Inc.	2,256	100,708
PulteGroup, Inc.	12,131	348,766
Whirlpool Corp.	872	127,513

Total Household Durables		576,987

Household Products - 1.8%
Church & Dwight Co., Inc.	4,558	242,303
Kimberly-Clark Corp.	1,810	190,666
Procter & Gamble Co. (The)	2,220	173,293
Spectrum Brands Holdings, Inc.(a)	1,376	112,309

Total Household Products		718,571

Industrial Conglomerates - 0.4%
Carlisle Cos., Inc.	1,674	181,311

Insurance - 6.0%
Aflac, Inc.	4,357	187,438
Allstate Corp. (The)	1,542	140,738
American International Group, Inc.	7,604	403,164
Aon PLC	1,966	269,676
Assurant, Inc.	4,534	469,224
Hartford Financial Services Group, Inc. (The)	5,269	269,404
Lincoln National Corp.	2,886	179,654
MetLife, Inc.	4,724	205,966
Torchmark Corp.	1,415	115,195
Travelers Cos., Inc. (The)	1,758	215,074

Total Insurance		2,455,533

Internet Software & Services - 1.3%
eBay, Inc.*	7,215	261,616
VeriSign, Inc.*	1,887	259,311

Total Internet Software & Services		520,927

IT Services - 6.8%
Alliance Data Systems Corp.	965	225,038
Automatic Data Processing, Inc.	1,398	187,528
Broadridge Financial Solutions, Inc.	1,787	205,684
Cognizant Technology Solutions Corp. Class A	2,027	160,113
Fiserv, Inc.*	2,582	191,300
International Business Machines Corp.	1,695	236,791
MasterCard, Inc. Class A	748	146,997
Paychex, Inc.	2,312	158,025
Sabre Corp.	11,704	288,386
Teradata Corp.*	4,240	170,236
Western Union Co. (The)	17,375	353,234
Worldpay, Inc. Class A*	5,897	482,257

Total IT Services		2,805,589

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2018

Investments	Shares	Value
Life Sciences Tools & Services - 0.5%
IQVIA Holdings, Inc.*	2,230	$222,599

Machinery - 1.6%
Allison Transmission Holdings, Inc.	9,901	400,891
Cummins, Inc.	866	115,178
Snap-on, Inc.	930	149,470

Total Machinery		665,539

Media - 5.6%
CBS Corp. Class B Non-Voting Shares	8,158	458,643
Charter Communications, Inc. Class A*	1,186	347,747
Comcast Corp. Class A	4,927	161,655
Interpublic Group of Cos., Inc. (The)	14,940	350,194
Liberty Global PLC*	16,068	427,569
Omnicom Group, Inc.	3,963	302,258
Walt Disney Co. (The)	2,262	237,080

Total Media		2,285,146

Metals & Mining - 0.5%
Steel Dynamics, Inc.	4,506	207,051

Multiline Retail - 3.0%
Dollar General Corp.	965	95,149
Kohl’s Corp.	4,935	359,762
Macy’s, Inc.	8,875	332,191
Nordstrom, Inc.	3,851	199,405
Target Corp.	3,226	245,563

Total Multiline Retail		1,232,070

Oil, Gas & Consumable Fuels - 1.9%
ConocoPhillips	4,096	285,163
Marathon Petroleum Corp.	3,269	229,353
Valero Energy Corp.	2,531	280,511

Total Oil, Gas & Consumable Fuels		795,027

Pharmaceuticals - 0.9%
Bristol-Myers Squibb Co.	2,821	156,114
Pfizer, Inc.	6,038	219,059

Total Pharmaceuticals		375,173

Professional Services - 0.9%
ManpowerGroup, Inc.	955	82,187
Robert Half International, Inc.	4,347	282,990

Total Professional Services		365,177

Road & Rail - 1.3%
CSX Corp.	4,084	260,478
Union Pacific Corp.	1,889	267,633

Total Road & Rail		528,111

Semiconductors & Semiconductor Equipment - 2.7%
Intel Corp.	3,366	167,324
Lam Research Corp.	709	122,551
Marvell Technology Group Ltd.	9,557	204,902
Maxim Integrated Products, Inc.	2,856	167,533
Skyworks Solutions, Inc.	1,291	124,775
Texas Instruments, Inc.	1,630	179,707
Xilinx, Inc.	2,446	159,626

Total Semiconductors & Semiconductor Equipment		1,126,418

Software - 3.5%
ANSYS, Inc.*	779	135,686
Aspen Technology, Inc.*	3,173	294,264
CDK Global, Inc.	4,746	308,727
Citrix Systems, Inc.*	1,984	208,003
Fair Isaac Corp.*	748	144,603
Intuit, Inc.	602	122,992
VMware, Inc. Class A*	1,386	203,700

Total Software		1,417,975

Specialty Retail - 4.2%
AutoZone, Inc.*	171	114,729
Best Buy Co., Inc.	2,481	185,033
Burlington Stores, Inc.*	760	114,403
Foot Locker, Inc.	3,827	201,491
Gap, Inc. (The)	3,081	99,794
Home Depot, Inc. (The)	653	127,400
L Brands, Inc.	2,273	83,828
Lowe’s Cos., Inc.	1,599	152,816
O’Reilly Automotive, Inc.*	1,028	281,230
Ross Stores, Inc.	1,069	90,598
TJX Cos., Inc. (The)	1,377	131,063
Tractor Supply Co.	2,006	153,439

Total Specialty Retail		1,735,824

Technology Hardware, Storage & Peripherals - 3.3%
Apple, Inc.	1,084	200,659
HP, Inc.	8,785	199,332
NetApp, Inc.	4,226	331,868
Seagate Technology PLC	10,794	609,537

Total Technology Hardware, Storage & Peripherals		1,341,396

Textiles, Apparel & Luxury Goods - 1.1%
Carter’s, Inc.	1,033	111,967
Hanesbrands, Inc.	5,598	123,268
Ralph Lauren Corp.	766	96,302
VF Corp.	1,701	138,665

Total Textiles, Apparel & Luxury Goods		470,202

Tobacco - 0.5%
Altria Group, Inc.	3,474	197,288

Trading Companies & Distributors - 1.9%
Fastenal Co.	2,328	112,047
HD Supply Holdings, Inc.*	5,952	255,281
W.W. Grainger, Inc.	1,307	403,079

Total Trading Companies & Distributors		770,407

TOTAL INVESTMENTS IN SECURITIES - 99.9% (Cost: $39,675,045)		40,963,194
Other Assets less Liabilities - 0.1%		46,384

NET ASSETS - 100.0%		$41,009,578

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Quality Shareholder Yield Fund (QSY)

June 30, 2018

(a)

Security, or portion thereof, was on loan at June 30, 2018 (See Note 2). At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $439,299 and the total market value of the collateral held by the Fund was $452,832. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $452,832.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.3%

United States - 99.3%

Aerospace & Defense - 0.3%
AAR Corp.	38,297	$1,780,428
Cubic Corp.	19,131	1,228,210
National Presto Industries, Inc.(a)	11,086	1,374,664
Triumph Group, Inc.	46,219	905,892

Total Aerospace & Defense		5,289,194

Air Freight & Logistics - 0.1%
Forward Air Corp.	48,619	2,872,411

Airlines - 0.6%
Allegiant Travel Co.	47,237	6,563,581
Hawaiian Holdings, Inc.	97,282	3,497,288
SkyWest, Inc.	49,131	2,549,899

Total Airlines		12,610,768

Auto Components - 0.7%
Cooper Tire & Rubber Co.	95,196	2,503,655
Standard Motor Products, Inc.	61,141	2,955,556
Strattec Security Corp.	8,930	272,811
Superior Industries International, Inc.	92,091	1,648,429
Tenneco, Inc.	139,603	6,136,948
Tower International, Inc.	50,363	1,601,543

Total Auto Components		15,118,942

Automobiles - 0.1%
Winnebago Industries, Inc.	35,998	1,461,519

Banks - 6.8%
1st Constitution Bancorp	4,410	100,989
1st Source Corp.	20,099	1,073,890
Access National Corp.	21,621	618,361
ACNB Corp.	8,794	299,436
American National Bankshares, Inc.	12,113	484,520
Ameris Bancorp	15,924	849,545
Ames National Corp.	12,924	398,705
Arrow Financial Corp.	17,332	630,885
Banc of California, Inc.(a)	60,315	1,179,158
BancFirst Corp.	24,116	1,427,667
BancorpSouth Bank	74,668	2,460,311
Bank of Commerce Holdings	8,571	109,280
Bank of Marin Bancorp	6,032	487,687
Bankwell Financial Group, Inc.	3,407	109,535
Banner Corp.	28,017	1,684,662
Bar Harbor Bankshares	19,548	592,109
BCB Bancorp, Inc.	26,456	396,840
Berkshire Hills Bancorp, Inc.	48,497	1,968,978
Blue Hills Bancorp, Inc.	39,216	870,595
Boston Private Financial Holdings, Inc.	114,224	1,816,162
Bridge Bancorp, Inc.	25,940	932,543
Brookline Bancorp, Inc.	86,679	1,612,229
Bryn Mawr Bank Corp.	17,065	790,109
C&F Financial Corp.	3,667	229,371
Camden National Corp.	16,235	742,102
Capital City Bank Group, Inc.	8,558	202,226
Carolina Financial Corp.	5,199	223,141
CenterState Bank Corp.	26,614	793,629
Central Pacific Financial Corp.	34,553	989,943
Central Valley Community Bancorp	7,686	162,636
Century Bancorp, Inc. Class A	1,001	76,476
Chemung Financial Corp.	4,502	225,595
Citizens & Northern Corp.	23,423	605,719
City Holding Co.	19,587	1,473,530
Civista Bancshares, Inc.(a)	5,889	142,749
CNB Financial Corp.	17,069	513,094
CoBiz Financial, Inc.	21,362	458,856
Codorus Valley Bancorp, Inc.	7,494	229,916
Community Bank System, Inc.	62,087	3,667,479
Community Financial Corp. (The)	2,353	83,202
Community Trust Bancorp, Inc.	23,838	1,190,708
ConnectOne Bancorp, Inc.	16,855	419,690
County Bancorp, Inc.	2,692	74,030
CVB Financial Corp.	126,139	2,828,036
DNB Financial Corp.	1,580	55,379
Eagle Bancorp Montana, Inc.	3,894	75,154
Enterprise Bancorp, Inc.	8,618	348,426
Enterprise Financial Services Corp.	11,957	645,080
Evans Bancorp, Inc.	4,744	218,698
Farmers & Merchants Bancorp, Inc.(a)	5,750	232,013
Farmers Capital Bank Corp.	4,956	258,208
Farmers National Banc Corp.	20,493	326,863
Fidelity Southern Corp.	29,978	761,741
Financial Institutions, Inc.	20,489	674,088
First Bancorp	12,314	503,766
First Bancorp, Inc.	16,212	457,503
First Bancshares, Inc. (The)	2,352	84,554
First Bank	4,425	61,508
First Busey Corp.	54,829	1,739,176
First Business Financial Services, Inc.	10,348	269,048
First Commonwealth Financial Corp.	101,676	1,576,995
First Community Bancshares, Inc.	20,438	651,155
First Community Corp.(a)	4,683	117,543
First Connecticut Bancorp, Inc.	17,348	530,849
First Financial Bancorp	106,571	3,266,401
First Financial Bankshares, Inc.(a)	53,624	2,729,462
First Financial Corp.	13,552	614,583
First Financial Northwest, Inc.	9,713	189,598
First Guaranty Bancshares, Inc.(a)	8,004	208,264
First Internet Bancorp	2,244	76,520
First Interstate BancSystem, Inc. Class A	39,177	1,653,269
First Merchants Corp.	40,139	1,862,450
First Mid-Illinois Bancshares, Inc.	10,255	403,022
First Midwest Bancorp, Inc.	80,476	2,049,724
First of Long Island Corp. (The)	25,357	630,121
Flushing Financial Corp.	37,274	972,851
FNB Bancorp	4,980	182,617
German American Bancorp, Inc.	17,189	616,226
Glacier Bancorp, Inc.	83,441	3,227,498

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
Great Southern Bancorp, Inc.	12,597	$720,548
Great Western Bancorp, Inc.	57,747	2,424,797
Guaranty Bancorp	25,304	754,059
Guaranty Bancshares, Inc.	8,596	283,152
Hanmi Financial Corp.	42,527	1,205,640
Hawthorn Bancshares, Inc.	3,823	83,722
Heartland Financial USA, Inc.	12,611	691,713
Heritage Commerce Corp.	48,660	826,733
Heritage Financial Corp.	25,357	883,691
Hilltop Holdings, Inc.	47,369	1,045,434
Hope Bancorp, Inc.	186,030	3,316,915
Horizon Bancorp, Inc.	36,376	752,619
Independent Bank Corp.	46,041	2,483,637
Independent Bank Group, Inc.	8,212	548,562
International Bancshares Corp.	52,972	2,267,202
Lakeland Bancorp, Inc.	46,413	921,298
Lakeland Financial Corp.	21,926	1,056,614
LCNB Corp.	14,367	283,030
LegacyTexas Financial Group, Inc.	35,882	1,400,116
Live Oak Bancshares, Inc.	9,112	279,283
Macatawa Bank Corp.	31,676	384,547
MBT Financial Corp.	24,521	261,149
Mercantile Bank Corp.	16,962	626,916
Middlefield Banc Corp.	3,438	174,307
Midland States Bancorp, Inc.	23,759	813,983
MidSouth Bancorp, Inc.	2,902	38,452
MidWestOne Financial Group, Inc.	11,409	385,396
MutualFirst Financial, Inc.	6,655	251,226
National Bank Holdings Corp. Class A	14,944	576,689
National Bankshares, Inc.(a)	8,596	398,854
NBT Bancorp, Inc.	51,363	1,959,498
Northrim BanCorp, Inc.	8,611	340,565
Norwood Financial Corp.(a)	7,886	284,054
Ohio Valley Banc Corp.(a)	4,604	241,480
Old Line Bancshares, Inc.	5,968	208,343
Old National Bancorp	192,541	3,581,263
Old Point Financial Corp.	3,516	101,472
Old Second Bancorp, Inc.	5,688	81,907
Orrstown Financial Services, Inc.	7,193	187,018
Park National Corp.	26,011	2,898,146
Parke Bancorp, Inc.	8,948	211,620
Peapack Gladstone Financial Corp.	4,998	172,881
Penns Woods Bancorp, Inc.	9,377	419,902
People’s Utah Bancorp	9,724	347,147
Peoples Bancorp of North Carolina, Inc.(a)	3,736	119,664
Peoples Bancorp, Inc.	23,626	892,590
Peoples Financial Services Corp.(a)	9,315	437,991
Plumas Bancorp	2,826	79,693
Preferred Bank	9,724	597,637
Premier Financial Bancorp, Inc.	18,412	343,752
QCR Holdings, Inc.	3,345	158,720
RBB Bancorp	8,833	283,716
Reliant Bancorp, Inc.	4,032	113,098
Renasant Corp.	43,682	1,988,405
Republic Bancorp, Inc. Class A	19,936	903,101
S&T Bancorp, Inc.	37,241	1,610,301
Sandy Spring Bancorp, Inc.	35,003	1,435,473
SB One Bancorp	2,392	71,042
ServisFirst Bancshares, Inc.	12,211	509,565
Shore Bancshares, Inc.	7,529	143,202
Sierra Bancorp	14,646	413,603
Simmons First National Corp. Class A	81,136	2,425,966
South State Corp.	21,208	1,829,190
Southern National Bancorp of Virginia, Inc.	21,539	384,256
Southside Bancshares, Inc.	46,273	1,558,475
State Bank Financial Corp.	36,197	1,208,980
Stock Yards Bancorp, Inc.	24,797	946,006
Summit Financial Group, Inc.	9,467	254,094
Tompkins Financial Corp.	16,652	1,430,074
Towne Bank	52,653	1,690,161
TriCo Bancshares	17,640	660,618
Trustmark Corp.	92,355	3,013,544
Two River Bancorp	3,834	73,344
Union Bankshares Corp.	48,525	1,886,652
Union Bankshares, Inc.	5,374	278,911
United Community Banks, Inc.	50,493	1,548,620
United Security Bancshares	19,841	222,219
Unity Bancorp, Inc.	5,804	132,041
Univest Corp. of Pennsylvania	37,082	1,019,755
Valley National Bancorp	488,844	5,944,343
Washington Trust Bancorp, Inc.	24,693	1,434,663
WesBanco, Inc.	55,174	2,485,037
West Bancorporation, Inc.	21,322	536,248
Westamerica Bancorporation(a)	33,848	1,912,750
Total Banks		144,649,757
Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	4,829	652,543
MGP Ingredients, Inc.(a)	5,407	480,195
Total Beverages		1,132,738
Building Products - 0.9%
AAON, Inc.	59,019	1,962,382
Advanced Drainage Systems, Inc.	106,500	3,040,575
Apogee Enterprises, Inc.	52,621	2,534,753
Griffon Corp.	94,188	1,676,546
Insteel Industries, Inc.	12,274	409,952
Quanex Building Products Corp.	43,064	772,999
Simpson Manufacturing Co., Inc.	103,565	6,440,707
Universal Forest Products, Inc.	84,901	3,109,075
Total Building Products		19,946,989
Capital Markets - 1.5%
Arlington Asset Investment Corp. Class A(a)	165,372	1,704,985
Artisan Partners Asset Management, Inc. Class A	146,967	4,431,055
Associated Capital Group, Inc. Class A	1,766	67,020
B. Riley Financial, Inc.	23,591	531,977
Cohen & Steers, Inc.	56,309	2,348,648
Financial Engines, Inc.	29,315	1,316,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
GAIN Capital Holdings, Inc.(a)	72,216	$545,231
GAMCO Investors, Inc. Class A	3,275	87,639
Greenhill & Co., Inc.(a)	15,577	442,387
Hamilton Lane, Inc. Class A	19,137	918,002
Hennessy Advisors, Inc.(a)	6,388	110,832
Houlihan Lokey, Inc.	23,033	1,179,750
Investment Technology Group, Inc.	24,842	519,695
Ladenburg Thalmann Financial Services, Inc.	113,419	385,625
Moelis & Co. Class A	49,657	2,912,383
Oppenheimer Holdings, Inc. Class A	9,700	271,600
Piper Jaffray Cos.	11,944	917,896
PJT Partners, Inc. Class A	4,049	216,176
Pzena Investment Management, Inc. Class A	10,824	99,689
Silvercrest Asset Management Group, Inc. Class A	14,687	239,398
Virtu Financial, Inc. Class A	247,365	6,567,541
Virtus Investment Partners, Inc.	5,451	697,455
Waddell & Reed Financial, Inc. Class A(a)	186,824	3,357,227
Westwood Holdings Group, Inc.	18,142	1,080,175
Total Capital Markets		30,948,630
Chemicals - 2.2%
A. Schulman, Inc.	103,703	4,614,783
Advanced Emissions Solutions, Inc.(a)	390,469	4,435,728
American Vanguard Corp.	14,205	326,005
Balchem Corp.	23,264	2,283,129
Chase Corp.	10,117	1,186,218
Core Molding Technologies, Inc.	11,462	163,677
FutureFuel Corp.	114,068	1,598,093
H.B. Fuller Co.	87,748	4,710,313
Hawkins, Inc.	40,405	1,428,317
Innophos Holdings, Inc.	132,798	6,321,185
Innospec, Inc.	42,714	3,269,757
KMG Chemicals, Inc.	5,095	375,909
Minerals Technologies, Inc.	16,106	1,213,587
Quaker Chemical Corp.	19,389	3,002,774
Rayonier Advanced Materials, Inc.(a)	119,297	2,038,786
Stepan Co.	40,733	3,177,581
Tredegar Corp.	120,772	2,838,142
Valhi, Inc.	722,072	3,437,063
Total Chemicals		46,421,047
Commercial Services & Supplies - 6.3%
ABM Industries, Inc.	159,707	4,660,250
Brady Corp. Class A	159,001	6,129,489
Covanta Holding Corp.	1,378,131	22,739,161
Ennis, Inc.	161,416	3,284,816
Essendant, Inc.	387,817	5,126,941
Herman Miller, Inc.	196,286	6,654,095
HNI Corp.	231,038	8,594,614
Interface, Inc.	99,426	2,281,827
Kimball International, Inc. Class B	93,150	1,505,304
Knoll, Inc.	225,653	4,695,839
LSC Communications, Inc.	345,462	5,409,935
Matthews International Corp. Class A	71,381	4,197,203
McGrath RentCorp	85,516	5,410,597
Mobile Mini, Inc.	184,251	8,641,372
Multi-Color Corp.	8,591	555,408
Pitney Bowes, Inc.	2,041,076	17,492,021
Quad/Graphics, Inc.	312,489	6,509,146
RR Donnelley & Sons Co.	696,266	4,010,492
Steelcase, Inc. Class A	487,761	6,584,773
Tetra Tech, Inc.	72,013	4,212,761
U.S. Ecology, Inc.	49,007	3,121,746
UniFirst Corp.	2,118	374,674
Viad Corp.	22,727	1,232,940
VSE Corp.	9,795	468,005
Total Commercial Services & Supplies		133,893,409
Communications Equipment - 0.9%
ADTRAN, Inc.	121,054	1,797,652
Comtech Telecommunications Corp.	77,716	2,477,586
InterDigital, Inc.	98,070	7,933,863
PC-Tel, Inc.*	76,859	479,600
Plantronics, Inc.	61,362	4,678,853
TESSCO Technologies, Inc.	56,870	983,851
Total Communications Equipment		18,351,405
Construction & Engineering - 0.7%
Argan, Inc.	51,548	2,110,891
Comfort Systems USA, Inc.	40,179	1,840,198
Granite Construction, Inc.	49,816	2,772,758
KBR, Inc.	369,275	6,617,408
Primoris Services Corp.	67,868	1,848,046
Total Construction & Engineering		15,189,301
Construction Materials - 0.0%
United States Lime & Minerals, Inc.	6,152	516,153
Consumer Finance - 0.2%
FirstCash, Inc.	27,063	2,431,611
Nelnet, Inc. Class A	16,935	989,173
Total Consumer Finance		3,420,784
Containers & Packaging - 0.9%
Greif, Inc. Class A	105,731	5,592,112
Greif, Inc. Class B	72,334	4,166,438
Myers Industries, Inc.	129,833	2,492,794
Silgan Holdings, Inc.	216,360	5,804,939
Total Containers & Packaging		18,056,283
Distributors - 0.2%
Core-Mark Holding Co., Inc.	89,424	2,029,925
Weyco Group, Inc.	48,734	1,773,917
Total Distributors		3,803,842
Diversified Consumer Services - 0.6%
Capella Education Co.	35,989	3,552,114
Carriage Services, Inc.	30,543	749,831
Collectors Universe, Inc.	66,746	983,836
Graham Holdings Co. Class B	6,439	3,773,898

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
Liberty Tax, Inc.	101,976	$823,456
Strayer Education, Inc.	18,966	2,143,348

Total Diversified Consumer Services		12,026,483

Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	8,270	109,826
Marlin Business Services Corp.	14,894	444,586

Total Diversified Financial Services		554,412

Diversified Telecommunication Services - 1.7%
ATN International, Inc.	31,200	1,646,424
Cogent Communications Holdings, Inc.	304,033	16,235,362
Consolidated Communications Holdings, Inc.(a)	1,390,911	17,191,660
IDT Corp. Class B*	239,453	1,345,726

Total Diversified Telecommunication Services		36,419,172

Electric Utilities - 1.2%
El Paso Electric Co.	143,953	8,507,622
Genie Energy Ltd. Class B	240,241	1,191,595
MGE Energy, Inc.	109,853	6,926,232
Otter Tail Corp.	168,856	8,037,546
Spark Energy, Inc. Class A(a)	110,361	1,076,020

Total Electric Utilities		25,739,015

Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	4,522	216,513
AZZ, Inc.	58,869	2,557,858
Encore Wire Corp.	5,311	252,007
EnerSys	67,947	5,071,564
LSI Industries, Inc.	124,300	663,762
Powell Industries, Inc.	66,190	2,305,398
Preformed Line Products Co.	8,252	732,613

Total Electrical Equipment		11,799,715

Electronic Equipment, Instruments & Components - 1.4%
AVX Corp.	691,621	10,837,701
Badger Meter, Inc.	52,545	2,348,761
Bel Fuse, Inc. Class B	16,750	350,075
CTS Corp.	31,853	1,146,708
Daktronics, Inc.	213,831	1,819,702
Mesa Laboratories, Inc.	3,044	642,528
Methode Electronics, Inc.	48,555	1,956,766
MTS Systems Corp.	60,191	3,169,056
Park Electrochemical Corp.	68,369	1,585,477
Vishay Intertechnology, Inc.	263,384	6,110,509

Total Electronic Equipment, Instruments & Components		29,967,283

Energy Equipment & Services - 0.4%
Archrock, Inc.	561,842	6,742,104
U.S. Silica Holdings, Inc.(a)	94,799	2,435,386

Total Energy Equipment & Services		9,177,490

Equity Real Estate Investment Trusts (REITs) - 13.8%
Acadia Realty Trust	161,137	4,410,320
Agree Realty Corp.	58,331	3,078,127
Alexander & Baldwin, Inc.	28,937	680,019
Alexander’s, Inc.	10,754	4,114,803
American Assets Trust, Inc.	64,461	2,468,212
Armada Hoffler Properties, Inc.	106,577	1,587,997
Ashford Hospitality Trust, Inc.	340,790	2,760,399
Bluerock Residential Growth REIT, Inc.	125,592	1,120,281
Braemar Hotels & Resorts, Inc.	111,359	1,271,720
Brandywine Realty Trust	306,015	5,165,533
BRT Apartments Corp.	41,462	528,640
CareTrust REIT, Inc.	154,730	2,582,444
CatchMark Timber Trust, Inc. Class A	87,563	1,114,677
CBL & Associates Properties, Inc.(a)	1,001,059	5,575,899
Cedar Realty Trust, Inc.	151,413	714,669
Chatham Lodging Trust	130,399	2,767,067
Chesapeake Lodging Trust	166,830	5,278,501
CIM Commercial Trust Corp.	66,997	1,011,655
Clipper Realty, Inc.(a)	30,849	263,450
Columbia Property Trust, Inc.	211,152	4,795,262
Community Healthcare Trust, Inc.	51,247	1,530,748
Condor Hospitality Trust, Inc.	42,687	443,945
CoreCivic, Inc.	429,794	10,267,779
CorEnergy Infrastructure Trust, Inc.(a)	49,164	1,848,566
DDR Corp.	893,583	15,995,136
DiamondRock Hospitality Co.	435,003	5,341,837
Easterly Government Properties, Inc.	101,912	2,013,781
Education Realty Trust, Inc.	160,977	6,680,545
Farmland Partners, Inc.(a)	92,173	811,122
Four Corners Property Trust, Inc.	130,431	3,212,516
Franklin Street Properties Corp.	369,801	3,165,497
Getty Realty Corp.	89,167	2,511,834
Gladstone Commercial Corp.	93,137	1,790,093
Gladstone Land Corp.(a)	25,422	322,097
Global Medical REIT, Inc.(a)	97,042	859,792
Global Net Lease, Inc.	330,734	6,756,896
Government Properties Income Trust	453,706	7,191,240
Hersha Hospitality Trust	130,628	2,801,971
Independence Realty Trust, Inc.	292,631	3,017,026
InfraREIT, Inc.	105,884	2,347,448
Investors Real Estate Trust	277,913	1,536,859
Jernigan Capital, Inc.(a)	49,474	942,974
Kite Realty Group Trust	273,067	4,663,984
Lexington Realty Trust	811,039	7,080,370
LTC Properties, Inc.	97,412	4,163,389
Mack-Cali Realty Corp.	161,306	3,271,286
MedEquities Realty Trust, Inc.	119,691	1,318,995
Monmouth Real Estate Investment Corp.	139,311	2,302,811
National Storage Affiliates Trust	93,750	2,889,375
New Senior Investment Group, Inc.	508,099	3,846,309
NexPoint Residential Trust, Inc.	37,012	1,052,991
NorthStar Realty Europe Corp.	114,407	1,657,757
One Liberty Properties, Inc.	59,007	1,558,375
Pebblebrook Hotel Trust	135,388	5,253,054

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
Pennsylvania Real Estate Investment Trust(a)	262,726	$2,887,359
Physicians Realty Trust	445,223	7,096,855
Piedmont Office Realty Trust, Inc. Class A	295,026	5,879,868
PotlatchDeltic Corp.	77,933	3,962,893
Preferred Apartment Communities, Inc. Class A	84,831	1,441,279
QTS Realty Trust, Inc. Class A	70,217	2,773,571
Ramco-Gershenson Properties Trust	235,474	3,110,612
Retail Opportunity Investments Corp.	205,940	3,945,810
Retail Properties of America, Inc. Class A	568,785	7,269,072
Rexford Industrial Realty, Inc.	70,466	2,211,928
Safety Income & Growth, Inc.	30,934	586,818
Saul Centers, Inc.	35,059	1,878,461
Select Income REIT	351,693	7,902,542
Seritage Growth Properties Class A(a)	34,269	1,454,034
STAG Industrial, Inc.	232,207	6,322,997
Summit Hotel Properties, Inc.	230,923	3,304,508
Tanger Factory Outlet Centers, Inc.(a)	252,419	5,929,322
Terreno Realty Corp.	63,590	2,395,435
Tier REIT, Inc.	84,573	2,011,146
UMH Properties, Inc.	82,031	1,259,176
Uniti Group, Inc.(a)	970,723	19,443,582
Universal Health Realty Income Trust	24,164	1,546,013
Urban Edge Properties	195,076	4,461,388
Urstadt Biddle Properties, Inc. Class A	68,100	1,541,103
Washington Prime Group, Inc.	1,099,818	8,919,524
Washington Real Estate Investment Trust	144,856	4,393,482
Whitestone REIT(a)	145,716	1,818,536
Xenia Hotels & Resorts, Inc.	267,246	6,510,113

Total Equity Real Estate Investment Trusts (REITs)		293,995,500

Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	86,999	2,975,366
Ingles Markets, Inc. Class A	47,801	1,520,072
PriceSmart, Inc.	38,901	3,520,540
SpartanNash Co.	145,239	3,706,499
Village Super Market, Inc. Class A	67,380	1,985,015
Weis Markets, Inc.	121,495	6,480,543

Total Food & Staples Retailing		20,188,035

Food Products - 1.6%
Alico, Inc.	10,655	337,763
B&G Foods, Inc.(a)	576,898	17,249,250
Calavo Growers, Inc.(a)	36,226	3,483,130
Dean Foods Co.	453,174	4,762,859
J&J Snack Foods Corp.	35,496	5,412,075
John B. Sanfilippo & Son, Inc.	11,074	824,459
Limoneira Co.	23,055	567,384
Tootsie Roll Industries, Inc.(a)	62,502	1,928,187

Total Food Products		34,565,107

Gas Utilities - 1.2%
Chesapeake Utilities Corp.	40,301	3,222,065
Northwest Natural Gas Co.	125,908	8,032,930
RGC Resources, Inc.(a)	24,565	716,807
South Jersey Industries, Inc.(a)	423,117	14,161,726

Total Gas Utilities		26,133,528

Health Care Equipment & Supplies - 0.7%
Abaxis, Inc.	48,106	3,993,279
Atrion Corp.	2,185	1,309,689
CONMED Corp.	67,711	4,956,445
Invacare Corp.	14,619	271,913
LeMaitre Vascular, Inc.	21,156	708,303
Meridian Bioscience, Inc.	234,500	3,728,550
Utah Medical Products, Inc.	8,091	891,224

Total Health Care Equipment & Supplies		15,859,403

Health Care Providers & Services - 1.0%
Aceto Corp.	128,009	428,830
Ensign Group, Inc. (The)	59,238	2,121,905
National HealthCare Corp.	71,789	5,052,510
National Research Corp.	64,323	2,405,680
Owens & Minor, Inc.	526,954	8,805,402
Psychemedics Corp.	23,517	452,467
U.S. Physical Therapy, Inc.	21,904	2,102,784

Total Health Care Providers & Services		21,369,578

Health Care Technology - 0.1%
Computer Programs & Systems, Inc.(a)	30,790	1,012,991
Simulations Plus, Inc.	40,883	909,647

Total Health Care Technology		1,922,638

Hotels, Restaurants & Leisure - 3.6%
BBX Capital Corp.(a)	51,729	467,113
BJ’s Restaurants, Inc.	38,575	2,314,500
Bloomin’ Brands, Inc.	210,825	4,237,582
Brinker International, Inc.(a)	294,025	13,995,590
Cheesecake Factory, Inc. (The)(a)	171,320	9,432,879
Dine Brands Global, Inc.	216,015	16,157,922
International Speedway Corp. Class A	40,073	1,791,263
Jack in the Box, Inc.	70,264	5,980,872
Papa John’s International, Inc.(a)	85,425	4,332,756
RCI Hospitality Holdings, Inc.	5,978	189,204
Red Rock Resorts, Inc. Class A	134,444	4,503,874
Ruth’s Hospitality Group, Inc.	81,953	2,298,782
Sonic Corp.(a)	146,613	5,046,419
Speedway Motorsports, Inc.	190,933	3,314,597
Wingstop, Inc.	31,284	1,630,522

Total Hotels, Restaurants & Leisure		75,693,875

Household Durables - 1.5%
Bassett Furniture Industries, Inc.	19,704	542,845
CSS Industries, Inc.	40,081	677,369
Ethan Allen Interiors, Inc.	113,275	2,775,238
Flexsteel Industries, Inc.	22,999	917,660

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
Hooker Furniture Corp.	20,318	$952,914
KB Home	43,034	1,172,246
La-Z-Boy, Inc.	111,569	3,414,012
Lifetime Brands, Inc.	23,099	292,202
MDC Holdings, Inc.(a)	235,512	7,246,704
Tupperware Brands Corp.	342,324	14,117,442

Total Household Durables		32,108,632

Household Products - 1.0%
Energizer Holdings, Inc.	229,238	14,432,824
Oil-Dri Corp. of America	17,729	747,100
WD-40 Co.	35,667	5,216,299

Total Household Products		20,396,223

Independent Power & Renewable Electricity Producers - 1.8%
NRG Yield, Inc. Class A	338,383	5,769,430
NRG Yield, Inc. Class C	628,033	10,802,168
Pattern Energy Group, Inc. Class A(a)	1,205,755	22,607,906

Total Independent Power & Renewable Electricity Producers		39,179,504

Industrial Conglomerates - 0.2%
Raven Industries, Inc.	85,285	3,279,208

Insurance - 1.9%
American Equity Investment Life Holding Co.	35,465	1,276,740
AMERISAFE, Inc.	11,381	657,253
AmTrust Financial Services, Inc.	645,347	9,402,706
Baldwin & Lyons, Inc. Class B	26,828	654,603
Crawford & Co. Class A	43,803	377,144
Crawford & Co. Class B	19,904	172,170
Donegal Group, Inc. Class A	34,917	475,220
EMC Insurance Group, Inc.	31,706	880,793
Employers Holdings, Inc.	19,982	803,276
FBL Financial Group, Inc. Class A	29,983	2,361,161
FedNat Holding Co.	15,715	362,545
HCI Group, Inc.	22,249	924,891
Heritage Insurance Holdings, Inc.(a)	16,038	267,353
Horace Mann Educators Corp.	47,943	2,138,258
Independence Holding Co.	3,100	103,075
Infinity Property & Casualty Corp.	11,483	1,634,605
Investors Title Co.	552	101,932
Kingstone Cos., Inc.	8,222	138,952
Kinsale Capital Group, Inc.	6,711	368,165
Mercury General Corp.	125,664	5,725,252
National General Holdings Corp.	41,291	1,087,192
National Western Life Group, Inc. Class A	314	96,480
Navigators Group, Inc. (The)	6,772	386,004
RLI Corp.	31,178	2,063,672
Safety Insurance Group, Inc.	29,723	2,538,344
State Auto Financial Corp.	29,339	877,530
Stewart Information Services Corp.	33,978	1,463,433
Tiptree, Inc.	26,386	179,425
United Fire Group, Inc.	28,940	1,577,519
United Insurance Holdings Corp.	31,099	608,918
Universal Insurance Holdings, Inc.	36,473	1,280,202

Total Insurance		40,984,813

Internet & Catalog Retail - 0.2%
Nutrisystem, Inc.	63,322	2,437,897
PetMed Express, Inc.(a)	59,609	2,625,776

Total Internet & Catalog Retail		5,063,673

Internet Software & Services - 0.2%
NIC, Inc.	201,482	3,133,045
Reis, Inc.	58,631	1,278,156

Total Internet Software & Services		4,411,201

IT Services - 1.3%
Cass Information Systems, Inc.	24,272	1,670,399
Convergys Corp.	244,576	5,977,438
CSG Systems International, Inc.	94,221	3,850,812
Hackett Group, Inc. (The)	84,534	1,358,462
ManTech International Corp. Class A	67,088	3,598,600
Science Applications International Corp.	104,897	8,489,314
TTEC Holdings, Inc.	90,347	3,121,489

Total IT Services		28,066,514

Leisure Products - 0.6%
Acushnet Holdings Corp.	278,343	6,808,270
Callaway Golf Co.	39,725	753,583
Escalade, Inc.	58,767	828,615
Johnson Outdoors, Inc. Class A	8,623	728,902
Marine Products Corp.	98,927	1,758,922
Sturm Ruger & Co., Inc.(a)	44,672	2,501,632

Total Leisure Products		13,379,924

Life Sciences Tools & Services - 0.1%
Luminex Corp.	81,033	2,392,904

Machinery - 3.7%
Actuant Corp. Class A	14,982	439,722
Alamo Group, Inc.	6,243	564,117
Albany International Corp. Class A	48,887	2,940,553
Altra Industrial Motion Corp.	64,895	2,796,975
American Railcar Industries, Inc.(a)	119,681	4,725,006
Astec Industries, Inc.	26,193	1,566,341
Briggs & Stratton Corp.	149,583	2,634,157
Columbus McKinnon Corp.	14,910	646,498
DMC Global, Inc.	8,569	384,748
Douglas Dynamics, Inc.	89,711	4,306,128
Eastern Co. (The)	15,925	446,696
EnPro Industries, Inc.	32,674	2,285,546
ESCO Technologies, Inc.	20,864	1,203,853
Federal Signal Corp.	128,773	2,999,123
Franklin Electric Co., Inc.	69,085	3,115,733
Global Brass & Copper Holdings, Inc.	24,760	776,226

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
Gorman-Rupp Co. (The)	65,554	$2,294,390
Graham Corp.	28,800	743,328
Greenbrier Cos., Inc. (The)(a)	80,882	4,266,525
Hillenbrand, Inc.	176,854	8,338,666
Hurco Cos., Inc.	9,601	429,645
Hyster-Yale Materials Handling, Inc.	28,024	1,800,542
Kadant, Inc.	14,567	1,400,617
Lindsay Corp.	21,624	2,097,312
Miller Industries, Inc.	48,318	1,234,525
Mueller Industries, Inc.	101,364	2,991,252
Mueller Water Products, Inc. Class A	323,300	3,789,076
NN, Inc.	43,994	831,487
Omega Flex, Inc.	22,631	1,790,338
Park-Ohio Holdings Corp.	23,245	867,039
REV Group, Inc.(a)	73,441	1,249,231
Spartan Motors, Inc.	34,516	521,192
Standex International Corp.	14,044	1,435,297
Sun Hydraulics Corp.	27,168	1,309,226
Tennant Co.	37,150	2,934,850
Titan International, Inc.	17,017	182,592
Wabash National Corp.	109,805	2,048,961
Watts Water Technologies, Inc. Class A	44,974	3,525,962

Total Machinery		77,913,475

Marine - 0.3%
Matson, Inc.	186,374	7,153,034

Media - 5.4%
AMC Entertainment Holdings, Inc. Class A(a)	452,965	7,202,143
Beasley Broadcast Group, Inc. Class A	28,320	317,184
Emerald Expositions Events, Inc.	157,418	3,242,811
Entercom Communications Corp. Class A(a)	712,140	5,376,657
Entravision Communications Corp. Class A	262,416	1,312,080
Gannett Co., Inc.	987,628	10,567,620
John Wiley & Sons, Inc. Class A	150,808	9,410,419
Marcus Corp. (The)	54,072	1,757,340
Meredith Corp.(a)	179,626	9,160,926
National CineMedia, Inc.	1,389,880	11,674,992
New Media Investment Group, Inc.	727,103	13,436,863
New York Times Co. (The) Class A	228,758	5,924,832
Nexstar Media Group, Inc. Class A(a)	118,394	8,690,120
Saga Communications, Inc. Class A	20,917	805,305
Scholastic Corp.	74,505	3,301,317
Sinclair Broadcast Group, Inc. Class A	239,605	7,703,301
TEGNA, Inc.	689,384	7,479,816
World Wrestling Entertainment, Inc. Class A(a)	97,075	7,069,001

Total Media		114,432,727

Metals & Mining - 2.4%
Carpenter Technology Corp.	101,709	5,346,842
Commercial Metals Co.	417,312	8,809,456
Compass Minerals International, Inc.(a)	220,491	14,497,283
Gold Resource Corp.	53,455	352,268
Haynes International, Inc.	54,951	2,018,900
Hecla Mining Co.	178,031	619,548
Kaiser Aluminum Corp.	52,864	5,503,671
Materion Corp.	26,548	1,437,574
Olympic Steel, Inc.	7,400	151,034
Schnitzer Steel Industries, Inc. Class A	106,777	3,598,385
Synalloy Corp.	13,102	261,385
Worthington Industries, Inc.	195,544	8,206,982

Total Metals & Mining		50,803,328

Multi-Utilities - 1.6%
Black Hills Corp.	266,239	16,296,489
NorthWestern Corp.	252,648	14,464,098
Unitil Corp.	63,108	3,221,033

Total Multi-Utilities		33,981,620

Multiline Retail - 0.3%
Big Lots, Inc.	111,050	4,639,669
Dillard’s, Inc. Class A(a)	26,989	2,550,461

Total Multiline Retail		7,190,130

Oil, Gas & Consumable Fuels - 3.8%
Adams Resources & Energy, Inc.	14,090	605,870
Arch Coal, Inc. Class A	56,968	4,468,000
CVR Energy, Inc.(a)	807,392	29,865,430
Delek U.S. Holdings, Inc.	233,076	11,693,423
Evolution Petroleum Corp.	227,657	2,242,421
Green Plains, Inc.	186,759	3,417,690
Hallador Energy Co.	125,438	895,627
NACCO Industries, Inc. Class A	12,714	429,098
Panhandle Oil and Gas, Inc. Class A	19,752	377,263
SemGroup Corp. Class A(a)	859,227	21,824,366
SM Energy Co.	80,706	2,073,337
World Fuel Services Corp.	92,892	1,895,926

Total Oil, Gas & Consumable Fuels		79,788,451

Paper & Forest Products - 2.0%
Boise Cascade Co.	43,265	1,933,945
Domtar Corp.	337,754	16,124,376
KapStone Paper and Packaging Corp.	277,104	9,560,088
Neenah, Inc.	48,782	4,139,153
PH Glatfelter Co.	180,283	3,531,744
Schweitzer-Mauduit International, Inc.	185,561	8,112,727

Total Paper & Forest Products		43,402,033

Personal Products - 0.5%
Inter Parfums, Inc.	93,056	4,978,496
Medifast, Inc.	32,841	5,259,815

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
Natural Health Trends Corp.(a)	50,009	$1,251,225

Total Personal Products		11,489,536

Pharmaceuticals - 0.1%
Phibro Animal Health Corp. Class A	37,420	1,723,191

Professional Services - 1.5%
Barrett Business Services, Inc.	17,671	1,706,488
BG Staffing, Inc.	87,093	2,024,912
CRA International, Inc.	20,417	1,039,021
Exponent, Inc.	92,515	4,468,475
Forrester Research, Inc.	47,174	1,978,949
Heidrick & Struggles International, Inc.	64,286	2,250,010
Insperity, Inc.	67,029	6,384,512
Kelly Services, Inc. Class A	57,139	1,282,771
Kforce, Inc.	76,556	2,625,871
Korn/Ferry International	84,376	5,225,406
Resources Connection, Inc.	146,069	2,468,566

Total Professional Services		31,454,981

Real Estate Management & Development - 0.4%
Consolidated-Tomoka Land Co.	532	32,723
Griffin Industrial Realty, Inc.	2,958	130,123
Kennedy-Wilson Holdings, Inc.	307,260	6,498,549
RE/MAX Holdings, Inc. Class A	11,814	619,644
RMR Group, Inc. (The) Class A	12,360	969,642

Total Real Estate Management & Development		8,250,681

Road & Rail - 0.5%
ArcBest Corp.	33,874	1,548,042
Heartland Express, Inc.	47,166	874,929
Marten Transport Ltd.	42,897	1,005,935
Schneider National, Inc. Class B	107,884	2,967,889
Universal Logistics Holdings, Inc.	53,895	1,414,744
Werner Enterprises, Inc.	81,437	3,057,959

Total Road & Rail		10,869,498

Semiconductors & Semiconductor Equipment - 1.1%
Brooks Automation, Inc.	179,810	5,865,402
Cabot Microelectronics Corp.	34,378	3,697,698
Cohu, Inc.	47,444	1,162,852
NVE Corp.	39,033	4,753,439
Power Integrations, Inc.	35,341	2,581,660
Xperi Corp.	301,703	4,857,418

Total Semiconductors & Semiconductor Equipment		22,918,469

Software - 1.1%
American Software, Inc. Class A	159,160	2,318,961
Ebix, Inc.(a)	19,002	1,448,902
Monotype Imaging Holdings, Inc.	120,937	2,455,021
Progress Software Corp.	101,198	3,928,506
QAD, Inc. Class A	18,851	945,378
TiVo Corp.	860,857	11,578,527

Total Software		22,675,295

Specialty Retail - 7.7%
Aaron’s, Inc.	34,034	1,478,777
Abercrombie & Fitch Co. Class A	472,436	11,565,233
American Eagle Outfitters, Inc.	802,699	18,662,752
Barnes & Noble, Inc.	1,035,529	6,575,609
Bed Bath & Beyond, Inc.	581,772	11,591,807
Big 5 Sporting Goods Corp.(a)	279,239	2,122,216
Buckle, Inc. (The)(a)	337,592	9,081,225
Caleres, Inc.	57,595	1,980,692
Camping World Holdings, Inc. Class A(a)	39,046	975,369
Cato Corp. (The) Class A	311,814	7,676,861
Chico’s FAS, Inc.	724,526	5,897,642
Children’s Place, Inc. (The)	31,797	3,841,078
Citi Trends, Inc.	25,784	707,513
Dick’s Sporting Goods, Inc.	284,657	10,034,159
DSW, Inc. Class A	407,248	10,515,143
GameStop Corp. Class A(a)	1,253,279	18,260,275
Group 1 Automotive, Inc.	40,517	2,552,571
Guess?, Inc.	700,874	14,998,704
Haverty Furniture Cos., Inc.	77,479	1,673,546
Lithia Motors, Inc. Class A	33,612	3,178,687
Monro, Inc.	68,585	3,984,789
Office Depot, Inc.	2,461,807	6,277,608
Shoe Carnival, Inc.	30,496	989,595
Sonic Automotive, Inc. Class A	45,584	939,030
Tailored Brands, Inc.	282,532	7,210,217
Tile Shop Holdings, Inc.	184,084	1,417,447
Winmark Corp.	2,103	312,190

Total Specialty Retail		164,500,735

Technology Hardware, Storage & Peripherals - 0.0%
TransAct Technologies, Inc.	29,011	362,638

Textiles, Apparel & Luxury Goods - 0.5%
Culp, Inc.	20,960	514,568
Movado Group, Inc.	42,973	2,075,596
Oxford Industries, Inc.	40,022	3,321,025
Rocky Brands, Inc.	28,972	869,160
Superior Group of Cos, Inc.	32,846	680,241
Wolverine World Wide, Inc.	120,808	4,200,494

Total Textiles, Apparel & Luxury Goods		11,661,084

Thrifts & Mortgage Finance - 1.2%
BankFinancial Corp.	18,752	330,973
Beneficial Bancorp, Inc.	54,085	876,177
Capitol Federal Financial, Inc.	165,889	2,183,099
Charter Financial Corp.	14,329	346,045
Dime Community Bancshares, Inc.	48,500	945,750
ESSA Bancorp, Inc.	11,960	189,327
Federal Agricultural Mortgage Corp. Class C	8,948	800,667
First Defiance Financial Corp.	9,256	620,707
FS Bancorp, Inc.	1,284	81,213
Greene County Bancorp, Inc.(a)	4,683	158,754
Hingham Institution for Savings	868	190,700
Home Bancorp, Inc.	5,936	276,321
Kearny Financial Corp.	50,429	678,270

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Dividend Fund (DES)

June 30, 2018

Investments	Shares	Value
Meridian Bancorp, Inc.	20,458	$391,771
Meta Financial Group, Inc.	2,863	278,856
Northfield Bancorp, Inc.	56,591	940,542
Northwest Bancshares, Inc.	192,244	3,343,123
OceanFirst Financial Corp.	36,254	1,086,170
Oritani Financial Corp.	95,626	1,549,141
Provident Financial Holdings, Inc.	10,407	198,566
Provident Financial Services, Inc.	96,617	2,659,866
Prudential Bancorp, Inc.	2,775	53,557
Riverview Bancorp, Inc.	12,641	106,690
SI Financial Group, Inc.	6,150	90,712
Southern Missouri Bancorp, Inc.	4,448	173,561
Territorial Bancorp, Inc.	11,174	346,394
Timberland Bancorp, Inc.	5,896	220,157
TrustCo Bank Corp.	136,575	1,215,517
United Community Financial Corp.	38,764	426,016
United Financial Bancorp, Inc.	66,790	1,170,161
Washington Federal, Inc.	73,647	2,408,257
Waterstone Financial, Inc.	35,934	612,675
Western New England Bancorp, Inc.	20,927	230,197
WSFS Financial Corp.	11,519	613,963

Total Thrifts & Mortgage Finance		25,793,895

Tobacco - 1.9%
Turning Point Brands, Inc.	28,426	906,789
Universal Corp.	159,709	10,548,780
Vector Group Ltd.	1,476,378	28,169,292

Total Tobacco		39,624,861

Trading Companies & Distributors - 1.5%
Applied Industrial Technologies, Inc.	110,366	7,742,175
GATX Corp.	162,064	12,030,011
H&E Equipment Services, Inc.	164,102	6,171,876
Kaman Corp.	59,705	4,160,841
Systemax, Inc.	81,426	2,795,355

Total Trading Companies & Distributors		32,900,258

Water Utilities - 1.0%
American States Water Co.	104,140	5,952,643
Artesian Resources Corp. Class A	30,761	1,192,604
California Water Service Group	123,068	4,793,499
Connecticut Water Service, Inc.	38,160	2,492,611
Global Water Resources, Inc.(a)	89,201	838,489
Middlesex Water Co.	54,236	2,287,132
SJW Group	43,500	2,880,570
York Water Co. (The)	37,933	1,206,269

Total Water Utilities		21,643,817

Wireless Telecommunication Services - 0.6%
Shenandoah Telecommunications Co.	57,344	1,875,149
Spok Holdings, Inc.	96,374	1,450,428
Telephone & Data Systems, Inc.	377,540	10,352,147

Total Wireless Telecommunication Services		13,677,724

TOTAL COMMON STOCKS (Cost: $1,955,609,846)		2,112,568,463

EXCHANGE-TRADED FUND - 0.4%

United States - 0.4%
WisdomTree U.S. MidCap Dividend Fund(a)(b) (Cost: $7,271,296)	220,073	7,878,614

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.1%

United States - 3.1%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $66,924,527)(d)	66,924,527	66,924,527

TOTAL INVESTMENTS IN SECURITIES - 102.8% (Cost: $2,029,805,669)		2,187,371,604
Other Assets less Liabilities - (2.8)%		(59,584,861)

NET ASSETS - 100.0%		$2,127,786,743

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $219,309,397 and the total market value of the collateral held by the Fund was $226,300,460. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $159,375,933.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

Puerto Rico - 0.5%

Banks - 0.2%
First BanCorp*	179,476	$1,372,991

IT Services - 0.3%
EVERTEC, Inc.	93,157	2,035,481

Total Puerto Rico		3,408,472

United States - 99.4%

Aerospace & Defense - 1.4%
AAR Corp.	22,880	1,063,691
Aerovironment, Inc.*	6,924	494,581
Astronics Corp.*	15,548	559,261
Axon Enterprise, Inc.*	10,787	681,523
Ducommun, Inc.*	9,570	316,671
Engility Holdings, Inc.*	21,726	665,685
Esterline Technologies Corp.*	32,063	2,366,249
National Presto Industries, Inc.(a)	9,079	1,125,796
Sparton Corp.*	1,343	25,504
Triumph Group, Inc.	116,221	2,277,932
Vectrus, Inc.*	13,780	424,700

Total Aerospace & Defense		10,001,593

Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	14,514	1,040,654
Forward Air Corp.	21,401	1,264,371
Hub Group, Inc. Class A*	21,620	1,076,676
Radiant Logistics, Inc.*	6,638	25,954

Total Air Freight & Logistics		3,407,655

Auto Components - 2.4%
American Axle & Manufacturing Holdings, Inc.*	310,176	4,826,339
Cooper Tire & Rubber Co.	112,651	2,962,721
Fox Factory Holding Corp.*	24,429	1,137,170
Gentherm, Inc.*	38,094	1,497,094
Modine Manufacturing Co.*	38,256	698,172
Motorcar Parts of America, Inc.*(a)	27,267	510,166
Shiloh Industries, Inc.*	11,279	98,127
Standard Motor Products, Inc.	26,211	1,267,040
Stoneridge, Inc.*	66,501	2,336,845
Strattec Security Corp.	3,708	113,279
Tower International, Inc.	40,173	1,277,502

Total Auto Components		16,724,455

Automobiles - 0.1%
Winnebago Industries, Inc.	24,241	984,185

Banks - 10.9%
1st Source Corp.	17,686	944,963
Access National Corp.	8,451	241,699
Allegiance Bancshares, Inc.*	7,580	328,593
American National Bankshares, Inc.	6,369	254,760
Ameris Bancorp	24,550	1,309,742
Arrow Financial Corp.	10,758	391,591
Atlantic Capital Bancshares, Inc.*	10,609	208,467
Banc of California, Inc.(a)	35,136	686,909
BancFirst Corp.	22,277	1,318,798
Bancorp, Inc. (The)*	4,936	51,631
Bank of Commerce Holdings	10,188	129,897
Bankwell Financial Group, Inc.	5,630	181,004
Banner Corp.	24,042	1,445,645
Bar Harbor Bankshares	11,423	346,003
BCB Bancorp, Inc.	9,481	142,215
Berkshire Hills Bancorp, Inc.	24,997	1,014,878
Blue Hills Bancorp, Inc.	12,595	279,609
Boston Private Financial Holdings, Inc.	64,798	1,030,288
Bridge Bancorp, Inc.	14,367	516,494
Brookline Bancorp, Inc.	50,530	939,858
Bryn Mawr Bank Corp.	12,274	568,286
C&F Financial Corp.	2,833	177,204
Camden National Corp.	13,414	613,154
Capital City Bank Group, Inc.	8,077	190,860
Capstar Financial Holdings, Inc.*	2,548	47,214
CenterState Bank Corp.	36,526	1,089,205
Central Pacific Financial Corp.	22,044	631,561
Century Bancorp, Inc. Class A	4,848	370,387
City Holding Co.	12,138	913,142
CNB Financial Corp.	12,648	380,199
CoBiz Financial, Inc.	25,838	555,000
Codorus Valley Bancorp, Inc.	6,655	204,175
Community Trust Bancorp, Inc.	13,944	696,503
ConnectOne Bancorp, Inc.	15,902	395,960
Customers Bancorp, Inc.*	34,504	979,224
Enterprise Bancorp, Inc.	8,838	357,320
Enterprise Financial Services Corp.	16,946	914,237
Equity Bancshares, Inc. Class A*	7,011	290,816
Evans Bancorp, Inc.	3,633	167,481
Farmers Capital Bank Corp.	5,522	287,696
FB Financial Corp.	12,405	505,132
Fidelity Southern Corp.	27,717	704,289
Financial Institutions, Inc.	13,030	428,687
First Bancorp	14,833	606,818
First Bancorp, Inc.	8,851	249,775
First Bancshares, Inc. (The)	4,141	148,869
First Busey Corp.	27,961	886,923
First Business Financial Services, Inc.	7,225	187,850
First Commonwealth Financial Corp.	64,766	1,004,521
First Community Bancshares, Inc.	12,638	402,647
First Connecticut Bancorp, Inc.	10,463	320,168
First Financial Bancorp	70,857	2,171,767
First Financial Corp.	10,510	476,628
First Financial Northwest, Inc.	7,777	151,807
First Foundation, Inc.*	23,319	432,334
First Internet Bancorp	5,509	187,857
First Interstate BancSystem, Inc. Class A	34,249	1,445,308
First Merchants Corp.	30,837	1,430,837
First Mid-Illinois Bancshares, Inc.	10,549	414,576

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
Flushing Financial Corp.	24,339	$635,248
Franklin Financial Network, Inc.*	13,942	524,219
German American Bancorp, Inc.	15,221	545,673
Great Southern Bancorp, Inc.	13,789	788,731
Green Bancorp, Inc.	21,693	468,569
Guaranty Bancorp	18,312	545,698
Hanmi Financial Corp.	25,726	729,332
HarborOne Bancorp, Inc.*	8,047	152,410
Heartland Financial USA, Inc.	22,138	1,214,269
Heritage Commerce Corp.	26,615	452,189
Heritage Financial Corp.	18,304	637,894
HomeTrust Bancshares, Inc.*	7,128	200,653
Horizon Bancorp, Inc.	23,487	485,946
Independent Bank Corp.	32,615	1,711,726
Independent Bank Group, Inc.	14,443	964,792
Investar Holding Corp.	4,298	118,840
Lakeland Bancorp, Inc.	35,272	700,149
Lakeland Financial Corp.	16,629	801,352
LegacyTexas Financial Group, Inc.	33,980	1,325,900
Live Oak Bancshares, Inc.	18,986	581,921
Macatawa Bank Corp.	25,131	305,090
Mercantile Bank Corp.	12,359	456,789
Midland States Bancorp, Inc.	10,898	373,365
MidWestOne Financial Group, Inc.	9,686	327,193
MutualFirst Financial, Inc.	5,013	189,241
National Bank Holdings Corp. Class A	15,229	587,687
National Commerce Corp.*	8,465	391,929
NBT Bancorp, Inc.	31,039	1,184,138
Northeast Bancorp	8,374	182,553
Northrim BanCorp, Inc.	6,562	259,527
Norwood Financial Corp.	4,325	155,787
OFG Bancorp	55,946	786,041
Old Second Bancorp, Inc.	25,099	361,426
Opus Bank	14,098	404,613
Pacific Premier Bancorp, Inc.*	20,558	784,288
Park National Corp.	10,585	1,179,381
Peapack Gladstone Financial Corp.	13,189	456,208
Penns Woods Bancorp, Inc.	3,297	147,640
Peoples Bancorp, Inc.	15,631	590,539
Peoples Financial Services Corp.	5,798	272,622
Preferred Bank	9,964	612,387
QCR Holdings, Inc.	10,948	519,483
Renasant Corp.	33,509	1,525,330
Republic Bancorp, Inc. Class A	17,214	779,794
Republic First Bancorp, Inc.*	10,626	83,414
S&T Bancorp, Inc.	28,647	1,238,696
Sandy Spring Bancorp, Inc.	20,617	845,503
Seacoast Banking Corp. of Florida*	22,020	695,392
Shore Bancshares, Inc.	8,118	154,404
Sierra Bancorp	10,771	304,173
Southern First Bancshares, Inc.*	4,606	203,585
Southern National Bancorp of Virginia, Inc.	5,180	92,411
Southside Bancshares, Inc.	22,601	761,202
Stock Yards Bancorp, Inc.	15,992	610,095
Tompkins Financial Corp.	10,793	926,903
Towne Bank	40,002	1,284,064
TriCo Bancshares	16,683	624,778
TriState Capital Holdings, Inc.*	19,762	515,788
Triumph Bancorp, Inc.*	15,233	620,745
Union Bankshares Corp.	39,058	1,518,575
United Community Banks, Inc.	53,291	1,634,435
Univest Corp. of Pennsylvania	20,052	551,430
Veritex Holdings, Inc.*	7,613	236,536
Washington Trust Bancorp, Inc.	13,082	760,064
WesBanco, Inc.	35,500	1,598,920
West Bancorporation, Inc.	13,344	335,602
Westamerica Bancorporation	13,855	782,946

Total Banks		76,547,684

Beverages - 0.6%
Boston Beer Co., Inc. (The) Class A*	8,974	2,689,508
Coca-Cola Bottling Co. Consolidated	3,368	455,118
Craft Brew Alliance, Inc.*	1,792	37,005
MGP Ingredients, Inc.	9,414	836,057

Total Beverages		4,017,688

Biotechnology - 1.3%
BioSpecifics Technologies Corp.*	4,998	224,210
BioTime, Inc.*(a)	372,873	768,119
Concert Pharmaceuticals, Inc.*	68,322	1,149,859
Eagle Pharmaceuticals, Inc.*(a)	33,155	2,508,507
Emergent BioSolutions, Inc.*	35,630	1,798,959
Enanta Pharmaceuticals, Inc.*	7,027	814,429
PDL BioPharma, Inc.*	541,762	1,267,723
Repligen Corp.*	11,573	544,394

Total Biotechnology		9,076,200

Building Products - 1.5%
AAON, Inc.	26,715	888,274
Advanced Drainage Systems, Inc.	17,026	486,092
American Woodmark Corp.*	11,485	1,051,452
Apogee Enterprises, Inc.	31,279	1,506,709
Continental Building Products, Inc.*	33,217	1,047,996
CSW Industrials, Inc.*	7,754	409,799
Gibraltar Industries, Inc.*	22,594	847,275
Griffon Corp.	30,402	541,156
Insteel Industries, Inc.	15,587	520,606
NCI Building Systems, Inc.*	47,150	990,150
Patrick Industries, Inc.*	20,667	1,174,919
PGT Innovations, Inc.*	27,835	580,360
Quanex Building Products Corp.	11,871	213,084

Total Building Products		10,257,872

Capital Markets - 1.9%
Artisan Partners Asset Management, Inc. Class A	27,720	835,758
B. Riley Financial, Inc.	23,207	523,318

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
Cowen, Inc.*(a)	6,302	$87,283
Diamond Hill Investment Group, Inc.	3,513	683,032
Donnelley Financial Solutions, Inc.*	22,813	396,262
Financial Engines, Inc.	23,432	1,052,097
GAIN Capital Holdings, Inc.(a)	27,327	206,319
GAMCO Investors, Inc. Class A	36,613	979,764
Greenhill & Co., Inc.(a)	16,745	475,558
Hamilton Lane, Inc. Class A	4,479	214,858
Houlihan Lokey, Inc.	43,636	2,235,036
INTL FCStone, Inc.*	14,739	762,154
Moelis & Co. Class A	19,950	1,170,067
Oppenheimer Holdings, Inc. Class A	1,073	30,044
Piper Jaffray Cos.	11,210	861,488
PJT Partners, Inc. Class A	3,542	189,107
Pzena Investment Management, Inc. Class A	23,167	213,368
Virtus Investment Partners, Inc.	4,448	569,122
Waddell & Reed Financial, Inc. Class A(a)	77,051	1,384,606
Westwood Holdings Group, Inc.	5,570	331,638

Total Capital Markets		13,200,879

Chemicals - 1.8%
A. Schulman, Inc.	13,438	597,991
AdvanSix, Inc.*	23,826	872,746
American Vanguard Corp.	16,358	375,416
Chase Corp.	6,769	793,665
Core Molding Technologies, Inc.	6,613	94,434
Ferro Corp.*	43,510	907,183
FutureFuel Corp.	35,178	492,844
Hawkins, Inc.	9,702	342,966
Innophos Holdings, Inc.	18,791	894,452
Innospec, Inc.	24,694	1,890,326
KMG Chemicals, Inc.	8,249	608,611
Koppers Holdings, Inc.*	20,223	775,552
Kraton Corp.*	9,821	453,141
Rayonier Advanced Materials, Inc.	27,888	476,606
Stepan Co.	22,675	1,768,877
Trecora Resources*	5,177	76,878
Tredegar Corp.	58,633	1,377,875

Total Chemicals		12,799,563

Commercial Services & Supplies - 4.1%
ACCO Brands Corp.	97,658	1,352,563
Brady Corp. Class A	48,501	1,869,714
Ennis, Inc.	28,399	577,920
Essendant, Inc.	27,461	363,034
Heritage-Crystal Clean, Inc.*	14,405	289,541
Herman Miller, Inc.	67,623	2,292,420
HNI Corp.	40,603	1,510,432
Interface, Inc.	41,617	955,110
Kimball International, Inc. Class B	40,314	651,474
Knoll, Inc.	64,935	1,351,297
LSC Communications, Inc.	78,861	1,234,963
Matthews International Corp. Class A	26,057	1,532,152
McGrath RentCorp	19,089	1,207,761
Mobile Mini, Inc.	28,125	1,319,062
Multi-Color Corp.	14,796	956,561
NL Industries, Inc.*	107,907	938,791
Pitney Bowes, Inc.	355,174	3,043,841
Quad/Graphics, Inc.	75,560	1,573,915
SP Plus Corp.*	21,455	798,126
Steelcase, Inc. Class A	163,829	2,211,691
U.S. Ecology, Inc.	9,931	632,605
Viad Corp.	24,471	1,327,552
VSE Corp.	12,062	576,322

Total Commercial Services & Supplies		28,566,847

Communications Equipment - 2.1%
Acacia Communications, Inc.*(a)	58,375	2,032,034
ADTRAN, Inc.	37,108	551,054
Applied Optoelectronics, Inc.*(a)	41,066	1,843,863
CalAmp Corp.*	2,829	66,283
Clearfield, Inc.*	5,791	63,990
Comtech Telecommunications Corp.	7,657	244,105
Digi International, Inc.*	18,864	249,005
EMCORE Corp.*	22,192	112,070
Extreme Networks, Inc.*	3,184	25,345
NETGEAR, Inc.*	27,040	1,690,000
Oclaro, Inc.*	411,499	3,674,686
Plantronics, Inc.	30,241	2,305,876
Quantenna Communications, Inc.*	2,998	46,589
Viavi Solutions, Inc.*	180,061	1,843,825

Total Communications Equipment		14,748,725

Construction & Engineering - 1.0%
Ameresco, Inc. Class A*	37,114	445,368
Argan, Inc.	34,862	1,427,599
Comfort Systems USA, Inc.	28,839	1,320,826
Goldfield Corp. (The)*	30,483	129,553
IES Holdings, Inc.*	72,509	1,214,526
MYR Group, Inc.*	8,258	292,829
Primoris Services Corp.	43,459	1,183,389
Sterling Construction Co., Inc.*	2,117	27,584
Tutor Perini Corp.*	51,263	945,802

Total Construction & Engineering		6,987,476

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	4,387	368,069

Consumer Finance - 1.2%
Elevate Credit, Inc.*(a)	1,445	12,225
Encore Capital Group, Inc.*	28,783	1,053,458
Enova International, Inc.*	28,226	1,031,660
EZCORP, Inc. Class A*(a)	38,714	466,504
Nelnet, Inc. Class A	56,577	3,304,662
PRA Group, Inc.*(a)	22,496	867,221
Regional Management Corp.*	14,198	497,214

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
World Acceptance Corp.*	11,187	$1,241,869

Total Consumer Finance		8,474,813

Containers & Packaging - 0.2%
Greif, Inc. Class A	28,218	1,492,450
Myers Industries, Inc.	8,048	154,522

Total Containers & Packaging		1,646,972

Distributors - 0.1%
Core-Mark Holding Co., Inc.	24,702	560,735
Weyco Group, Inc.	11,665	424,606

Total Distributors		985,341

Diversified Consumer Services - 0.5%
American Public Education, Inc.*	14,386	605,651
Bridgepoint Education, Inc.*	4,614	30,129
Capella Education Co.	9,801	967,359
Career Education Corp.*	7,225	116,828
Carriage Services, Inc.	13,364	328,086
Collectors Universe, Inc.	6,970	102,738
K12, Inc.*	7,691	125,902
Liberty Tax, Inc.	19,607	158,326
Strayer Education, Inc.	7,916	894,587

Total Diversified Consumer Services		3,329,606

Diversified Financial Services - 0.0%
Marlin Business Services Corp.	8,825	263,426

Diversified Telecommunication Services - 0.5%
Cincinnati Bell, Inc.*	36,532	573,552
Cogent Communications Holdings, Inc.	7,477	399,272
IDT Corp. Class B*	14,054	78,984
Iridium Communications, Inc.*(a)	157,450	2,534,945

Total Diversified Telecommunication Services		3,586,753

Electric Utilities - 0.2%
Otter Tail Corp.	29,334	1,396,299
Spark Energy, Inc. Class A(a)	15,355	149,711

Total Electric Utilities		1,546,010

Electrical Equipment - 1.5%
Allied Motion Technologies, Inc.	5,211	249,503
Atkore International Group, Inc.*	72,610	1,508,110
AZZ, Inc.	20,811	904,238
Encore Wire Corp.	20,367	966,414
LSI Industries, Inc.	11,538	61,613
Powell Industries, Inc.	1,029	35,840
Preformed Line Products Co.	4,235	375,983
Sunrun, Inc.*(a)	316,395	4,160,594
Thermon Group Holdings, Inc.*	11,705	267,694
TPI Composites, Inc.*	37,851	1,106,763
Vivint Solar, Inc.*(a)	246,776	1,221,541

Total Electrical Equipment		10,858,293

Electronic Equipment, Instruments & Components - 3.9%
Badger Meter, Inc.	13,932	622,760
Bel Fuse, Inc. Class B	9,707	202,876
Benchmark Electronics, Inc.	41,221	1,201,592
Control4 Corp.*	8,987	218,474
CTS Corp.	26,634	958,824
Daktronics, Inc.	23,161	197,100
ePlus, Inc.*	13,770	1,295,757
FARO Technologies, Inc.*	137	7,446
Insight Enterprises, Inc.*	50,948	2,492,886
KEMET Corp.*	402,097	9,710,643
Kimball Electronics, Inc.*	29,879	546,786
Mesa Laboratories, Inc.	1,584	334,351
Methode Electronics, Inc.	42,077	1,695,703
MTS Systems Corp.	8,678	456,897
OSI Systems, Inc.*	8,616	666,275
Park Electrochemical Corp.	6,807	157,854
PC Connection, Inc.	34,720	1,152,704
PCM, Inc.*	20,991	318,014
Plexus Corp.*	35,272	2,100,095
ScanSource, Inc.*	28,401	1,144,560
TTM Technologies, Inc.*	89,464	1,577,250
Vishay Precision Group, Inc.*	9,241	352,544

Total Electronic Equipment, Instruments & Components		27,411,391

Energy Equipment & Services - 0.7%
Basic Energy Services, Inc.*	58,922	654,623
Covia Holdings Corp.*(a)	11,159	207,111
Key Energy Services, Inc.*	161,113	2,616,475
Natural Gas Services Group, Inc.*	2,053	48,451
NCS Multistage Holdings, Inc.*(a)	4,472	64,978
Newpark Resources, Inc.*	5,799	62,919
Smart Sand, Inc.*(a)	53,768	285,508
Solaris Oilfield Infrastructure, Inc. Class A*(a)	1,485	21,221
Unit Corp.*	29,742	760,206

Total Energy Equipment & Services		4,721,492

Equity Real Estate Investment Trusts (REITs) - 3.4%
Agree Realty Corp.	15,286	806,642
Alexander & Baldwin, Inc.	13,446	315,981
American Assets Trust, Inc.	11,417	437,157
Armada Hoffler Properties, Inc.	18,453	274,950
CareTrust REIT, Inc.	24,837	414,530
CBL & Associates Properties, Inc.(a)	267,290	1,488,805
Chatham Lodging Trust	16,489	349,897
Chesapeake Lodging Trust	23,855	754,772
Community Healthcare Trust, Inc.	1,413	42,206
CorEnergy Infrastructure Trust, Inc.	10,327	388,295
CorePoint Lodging, Inc.*	17,250	446,775
Easterly Government Properties, Inc.	2,319	45,823
Farmland Partners, Inc.(a)	3,189	28,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
Four Corners Property Trust, Inc.	47,372	$1,166,772
Getty Realty Corp.	19,276	543,005
Gladstone Land Corp.	332	4,206
Global Net Lease, Inc.	19,708	402,635
Government Properties Income Trust	31,990	507,042
Hersha Hospitality Trust	67,943	1,457,377
InfraREIT, Inc.	34,866	772,979
Jernigan Capital, Inc.(a)	9,268	176,648
Kite Realty Group Trust	9,100	155,428
LTC Properties, Inc.	26,840	1,147,142
Mack-Cali Realty Corp.	12,855	260,699
MedEquities Realty Trust, Inc.	23,292	256,678
Monmouth Real Estate Investment Corp.	16,295	269,356
National Storage Affiliates Trust	6,872	211,795
NexPoint Residential Trust, Inc.	29,037	826,103
One Liberty Properties, Inc.	12,407	327,669
PotlatchDeltic Corp.	29,067	1,478,057
Ramco-Gershenson Properties Trust	45,901	606,352
Retail Opportunity Investments Corp.	26,721	511,974
Safety Income & Growth, Inc.	2,239	42,474
Saul Centers, Inc.	7,925	424,622
Summit Hotel Properties, Inc.	74,754	1,069,730
Terreno Realty Corp.	14,939	562,752
Tier REIT, Inc.	60,857	1,447,180
Universal Health Realty Income Trust	7,793	498,596
Urstadt Biddle Properties, Inc. Class A	24,752	560,138
Washington Prime Group, Inc.	314,689	2,552,128
Whitestone REIT(a)	6,511	81,257

Total Equity Real Estate Investment Trusts (REITs)		24,114,690

Food & Staples Retailing - 1.0%
Andersons, Inc. (The)	14,686	502,261
Chefs’ Warehouse, Inc. (The)*	13,268	378,138
Ingles Markets, Inc. Class A	29,055	923,949
Natural Grocers by Vitamin Cottage, Inc.*	16,046	204,426
Rite Aid Corp.*(a)	898,520	1,554,440
Smart & Final Stores, Inc.*	16,329	90,626
SpartanNash Co.	36,297	926,299
Village Super Market, Inc. Class A	18,589	547,632
Weis Markets, Inc.	35,023	1,868,127

Total Food & Staples Retailing		6,995,898

Food Products - 0.6%
Calavo Growers, Inc.(a)	9,703	932,944
Dean Foods Co.	69,114	726,388
Farmer Brothers Co.*	12,255	374,390
John B. Sanfilippo & Son, Inc.	11,286	840,243
Landec Corp.*	17,417	259,513
Limoneira Co.	7,494	184,427
Seneca Foods Corp. Class A*	2,931	79,137
Tootsie Roll Industries, Inc.(a)	36,692	1,131,948

Total Food Products		4,528,990

Gas Utilities - 0.3%
Chesapeake Utilities Corp.	10,127	809,654
Northwest Natural Gas Co.	18,028	1,150,186
RGC Resources, Inc.	4,233	123,519

Total Gas Utilities		2,083,359

Health Care Equipment & Supplies - 1.0%
Abaxis, Inc.	10,964	910,122
AngioDynamics, Inc.*	3,751	83,422
Anika Therapeutics, Inc.*	11,320	362,240
Atrion Corp.	1,018	610,189
CONMED Corp.	10,087	738,369
CryoLife, Inc.*	9,543	265,773
Cutera, Inc.*	4,894	197,228
Integer Holdings Corp.*	8,603	556,184
Lantheus Holdings, Inc.*	28,513	414,864
LeMaitre Vascular, Inc.	9,173	307,112
Meridian Bioscience, Inc.	39,044	620,800
OraSure Technologies, Inc.*	25,071	412,919
Surmodics, Inc.*	2,913	160,798
Tactile Systems Technology, Inc.*(a)	3,944	205,088
Utah Medical Products, Inc.	3,256	358,648
Varex Imaging Corp.*	26,181	971,053

Total Health Care Equipment & Supplies		7,174,809

Health Care Providers & Services - 4.0%
Aceto Corp.	13,979	46,830
Addus HomeCare Corp.*	10,434	597,346
Amedisys, Inc.*	23,374	1,997,542
BioTelemetry, Inc.*	27,650	1,244,250
Civitas Solutions, Inc.*	30,550	501,020
CorVel Corp.*	11,202	604,908
Cross Country Healthcare, Inc.*	2,674	30,083
Diplomat Pharmacy, Inc.*	7,274	185,923
Ensign Group, Inc. (The)	45,735	1,638,228
LHC Group, Inc.*	17,449	1,493,460
LifePoint Health, Inc.*	76,608	3,738,470
Magellan Health, Inc.*	17,695	1,697,835
National HealthCare Corp.	14,663	1,031,982
National Research Corp.	12,704	475,130
Owens & Minor, Inc.	77,053	1,287,556
Premier, Inc. Class A*	220,538	8,023,172
RadNet, Inc.*	22,245	333,675
Tivity Health, Inc.*(a)	34,648	1,219,610
Triple-S Management Corp. Class B*	30,941	1,208,555
U.S. Physical Therapy, Inc.	5,444	522,624

Total Health Care Providers & Services		27,878,199

Health Care Technology - 0.3%
Computer Programs & Systems, Inc.	3,981	130,975
HealthStream, Inc.	4,806	131,252
HMS Holdings Corp.*	29,530	638,439

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
Inovalon Holdings, Inc. Class A*(a)	22,057	$218,916
Quality Systems, Inc.*	37,463	730,528

Total Health Care Technology		1,850,110

Hotels, Restaurants & Leisure - 2.8%
BBX Capital Corp.	84,286	761,103
Biglari Holdings, Inc. Class A*	285	270,750
Biglari Holdings, Inc. Class B*	2,714	497,992
BJ’s Restaurants, Inc.	17,769	1,066,140
Bloomin’ Brands, Inc.	71,030	1,427,703
Bojangles’, Inc.*	49,938	719,107
Brinker International, Inc.	70,381	3,350,136
Carrols Restaurant Group, Inc.*	36,434	541,045
Chuy’s Holdings, Inc.*	12,058	370,181
Del Frisco’s Restaurant Group, Inc.*	14,163	178,454
El Pollo Loco Holdings, Inc.*	14,760	168,264
Golden Entertainment, Inc.*	14,758	398,318
Habit Restaurants, Inc. (The) Class A*	8,668	86,680
International Speedway Corp. Class A	31,640	1,414,308
J Alexander’s Holdings, Inc.*	9,747	108,679
Monarch Casino & Resort, Inc.*	11,410	502,610
Nathan’s Famous, Inc.	1,598	150,372
Papa John’s International, Inc.(a)	35,633	1,807,306
Pinnacle Entertainment, Inc.*	26,961	909,394
Potbelly Corp.*	3,907	50,596
RCI Hospitality Holdings, Inc.	8,499	268,993
Red Robin Gourmet Burgers, Inc.*	4,624	215,478
Red Rock Resorts, Inc. Class A	15,638	523,873
Ruth’s Hospitality Group, Inc.	26,856	753,311
Shake Shack, Inc. Class A*	6,779	448,634
Sonic Corp.(a)	44,618	1,535,751
Speedway Motorsports, Inc.	35,319	613,138
Wingstop, Inc.	10,119	527,402
Zoe’s Kitchen, Inc.*(a)	718	7,008

Total Hotels, Restaurants & Leisure		19,672,726

Household Durables - 2.3%
AV Homes, Inc.*	20,708	443,151
Bassett Furniture Industries, Inc.	9,786	269,604
Beazer Homes USA, Inc.*	30,977	456,911
Cavco Industries, Inc.*	5,366	1,114,250
Century Communities, Inc.*	30,381	958,521
CSS Industries, Inc.	14,163	239,355
Ethan Allen Interiors, Inc.	21,211	519,669
Flexsteel Industries, Inc.	10,245	408,775
Hooker Furniture Corp.	13,003	609,841
iRobot Corp.*(a)	17,257	1,307,563
La-Z-Boy, Inc.	50,546	1,546,708
LGI Homes, Inc.*(a)	26,984	1,557,786
Lifetime Brands, Inc.	16,557	209,446
M/I Homes, Inc.*	37,813	1,001,288
MDC Holdings, Inc.	94,384	2,904,196
New Home Co., Inc. (The)*	30,631	305,391
Taylor Morrison Home Corp. Class A*	71,140	1,478,289
Universal Electronics, Inc.*	3,971	131,242
William Lyon Homes Class A*	38,932	903,222
ZAGG, Inc.*	2,565	44,375

Total Household Durables		16,409,583

Household Products - 0.4%
Central Garden and Pet Co. Class A*	38,776	1,569,265
Oil-Dri Corp. of America	4,761	200,628
Orchids Paper Products Co.*(a)	1,106	4,402
WD-40 Co.	8,321	1,216,946

Total Household Products		2,991,241

Independent Power & Renewable Electricity Producers - 0.1%
NRG Yield, Inc. Class C	42,108	724,258
Pattern Energy Group, Inc. Class A	3,038	56,962

Total Independent Power & Renewable Electricity Producers		781,220

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	20,947	805,412

Insurance - 2.9%
AMERISAFE, Inc.	13,389	773,215
Baldwin & Lyons, Inc. Class B	4,260	103,944
Citizens, Inc.*(a)	10,820	84,288
Crawford & Co. Class B	51,921	449,117
Donegal Group, Inc. Class A	12,493	170,030
EMC Insurance Group, Inc.	16,470	457,537
Employers Holdings, Inc.	30,577	1,229,195
FBL Financial Group, Inc. Class A	22,000	1,732,500
Genworth Financial, Inc. Class A*	1,470,452	6,617,034
Health Insurance Innovations, Inc. Class A*	8,664	280,280
Heritage Insurance Holdings, Inc.(a)	1,195	19,921
Horace Mann Educators Corp.	19,658	876,747
Infinity Property & Casualty Corp.	6,777	964,706
Investors Title Co.	1,563	288,623
Kinsale Capital Group, Inc.	8,636	473,771
National Western Life Group, Inc. Class A	3,901	1,198,621
Navigators Group, Inc. (The)	10,108	576,156
Safety Insurance Group, Inc.	10,840	925,736
State Auto Financial Corp.	13,517	404,293
Stewart Information Services Corp.	17,477	752,734
United Fire Group, Inc.	3,568	194,492
Universal Insurance Holdings, Inc.	45,142	1,584,484

Total Insurance		20,157,424

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
Internet & Catalog Retail - 0.5%
1-800-Flowers.com, Inc. Class A*	84,180	$1,056,459
Duluth Holdings, Inc. Class B*(a)	22,914	545,124
Liberty TripAdvisor Holdings, Inc. Class A*	13,682	220,280
Nutrisystem, Inc.	20,633	794,371
PetMed Express, Inc.(a)	13,521	595,600
Shutterfly, Inc.*	4,016	361,560

Total Internet & Catalog Retail		3,573,394

Internet Software & Services - 2.8%
Alarm.com Holdings, Inc.*	16,358	660,536
Appfolio, Inc. Class A*	2,539	155,260
Blucora, Inc.*	2,422	89,614
Care.com, Inc.*	4,046	84,480
Cars.com, Inc.*	86,951	2,468,539
Etsy, Inc.*	15,642	659,936
Match Group, Inc.*(a)	285,567	11,062,866
NIC, Inc.	63,616	989,229
Shutterstock, Inc.*	10,883	516,507
SPS Commerce, Inc.*	3,380	248,362
TechTarget, Inc.*	4,879	138,564
Trade Desk, Inc. (The) Class A*(a)	18,669	1,751,152
Web.com Group, Inc.*	21,778	562,961
XO Group, Inc.*	8,602	275,264

Total Internet Software & Services		19,663,270

IT Services - 1.7%
Cass Information Systems, Inc.	8,176	562,672
CSG Systems International, Inc.	25,961	1,061,026
ExlService Holdings, Inc.*	23,234	1,315,277
Hackett Group, Inc. (The)	29,819	479,191
ManTech International Corp. Class A	22,711	1,218,218
MoneyGram International, Inc.*	45,351	303,398
Perficient, Inc.*	16,115	424,953
Presidio, Inc.*(a)	17,651	231,228
StarTek, Inc.*	4,120	25,915
Sykes Enterprises, Inc.*	41,939	1,207,004
Syntel, Inc.*	128,555	4,125,330
TTEC Holdings, Inc.	24,341	840,982
Virtusa Corp.*	9,207	448,197

Total IT Services		12,243,391

Leisure Products - 1.8%
Acushnet Holdings Corp.	77,142	1,886,893
American Outdoor Brands Corp.*(a)	128,108	1,541,139
Callaway Golf Co.	243,747	4,623,880
Johnson Outdoors, Inc. Class A	10,088	852,739
Malibu Boats, Inc. Class A*	18,625	781,132
Marine Products Corp.	25,310	450,012
MCBC Holdings, Inc.*	16,226	469,743
Nautilus, Inc.*	43,388	681,192
Sturm Ruger & Co., Inc.	23,469	1,314,264

Total Leisure Products		12,600,994

Life Sciences Tools & Services - 0.5%
Cambrex Corp.*	39,350	2,058,005
Luminex Corp.	26,487	782,161
Medpace Holdings, Inc.*	15,265	656,395

Total Life Sciences Tools & Services		3,496,561

Machinery - 5.1%
Alamo Group, Inc.	8,131	734,717
Albany International Corp. Class A	12,615	758,792
Altra Industrial Motion Corp.	16,331	703,866
American Railcar Industries, Inc.	25,162	993,396
Astec Industries, Inc.	13,857	828,649
Blue Bird Corp.*(a)	22,841	510,496
Briggs & Stratton Corp.	41,188	725,321
CIRCOR International, Inc.	6,214	229,669
Columbus McKinnon Corp.	10,533	456,711
Commercial Vehicle Group, Inc.*	10,613	77,899
Douglas Dynamics, Inc.	15,340	736,320
Eastern Co. (The)	5,441	152,620
Energy Recovery, Inc.*(a)	6,583	53,191
EnPro Industries, Inc.	107,779	7,539,141
ESCO Technologies, Inc.	16,487	951,300
Federal Signal Corp.	40,704	947,996
Franklin Electric Co., Inc.	36,929	1,665,498
Gencor Industries, Inc.*	9,902	159,917
Global Brass & Copper Holdings, Inc.	30,143	944,983
Gorman-Rupp Co. (The)	15,548	544,180
Graham Corp.	4,212	108,712
Greenbrier Cos., Inc. (The)	42,331	2,232,960
Harsco Corp.*	28,396	627,552
Hurco Cos., Inc.	5,318	237,981
Hyster-Yale Materials Handling, Inc.	14,506	932,010
Kadant, Inc.	7,140	686,511
Lindsay Corp.	4,754	461,090
Lydall, Inc.*	15,577	679,936
Miller Industries, Inc.	13,617	347,914
Mueller Industries, Inc.	52,523	1,549,954
Mueller Water Products, Inc. Class A	84,864	994,606
Omega Flex, Inc.	4,888	386,690
Park-Ohio Holdings Corp.	12,143	452,934
REV Group, Inc.(a)	14,485	246,390
Spartan Motors, Inc.	18,119	273,597
SPX Corp.*	15,071	528,239
SPX FLOW, Inc.*	9,460	414,064
Standex International Corp.	8,666	885,665
Sun Hydraulics Corp.	10,635	512,501
Tennant Co.	3,778	298,462
Twin Disc, Inc.*	960	23,827
Wabash National Corp.	80,723	1,506,291
Watts Water Technologies, Inc. Class A	24,385	1,911,784

Total Machinery		36,014,332

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
Marine - 0.3%
Matson, Inc.	57,068	$2,190,270

Media - 2.6%
Clear Channel Outdoor Holdings, Inc. Class A	25,214	108,420
Emerald Expositions Events, Inc.	10,173	209,564
Entercom Communications Corp. Class A(a)	18,896	142,665
Entravision Communications Corp. Class A	421,189	2,105,945
EW Scripps Co. (The) Class A	46,084	617,065
Gannett Co., Inc.	75,588	808,792
Gray Television, Inc.*	172,955	2,732,689
Hemisphere Media Group, Inc.*	24,012	314,557
Loral Space & Communications, Inc.*	23,077	867,695
Marcus Corp. (The)	27,075	879,937
MSG Networks, Inc. Class A*	165,274	3,958,312
National CineMedia, Inc.	60,689	509,788
Scholastic Corp.	12,824	568,231
Townsquare Media, Inc. Class A	47,061	304,485
tronc, Inc.*	28,082	485,257
WideOpenWest, Inc.*(a)	223,520	2,159,203
World Wrestling Entertainment, Inc. Class A(a)	22,544	1,641,654

Total Media		18,414,259

Metals & Mining - 2.6%
AK Steel Holding Corp.*(a)	198,666	862,210
Cleveland-Cliffs, Inc.*(a)	506,693	4,271,422
Gold Resource Corp.	31,207	205,654
Hecla Mining Co.	129,396	450,298
Kaiser Aluminum Corp.	16,301	1,697,097
Materion Corp.	10,685	578,593
Olympic Steel, Inc.	12,094	246,839
Ryerson Holding Corp.*	16,868	188,078
Schnitzer Steel Industries, Inc. Class A	29,024	978,109
SunCoke Energy, Inc.*	9,786	131,132
Warrior Met Coal, Inc.(a)	314,566	8,672,585

Total Metals & Mining		18,282,017

Multi-Utilities - 0.1%
Unitil Corp.	10,643	543,219

Multiline Retail - 0.5%
Dillard’s, Inc. Class A(a)	39,287	3,712,622

Oil, Gas & Consumable Fuels - 3.3%
Carrizo Oil & Gas, Inc.*(a)	96,396	2,684,628
Evolution Petroleum Corp.	24,321	239,562
Green Plains, Inc.	38,001	695,418
NACCO Industries, Inc. Class A	18,392	620,730
Overseas Shipholding Group, Inc. Class A*	507,786	1,970,210
Panhandle Oil and Gas, Inc. Class A	2,776	53,022
Par Pacific Holdings, Inc.*	62,280	1,082,426
Penn Virginia Corp.*(a)	23,518	1,996,443
REX American Resources Corp.*	7,386	598,044
Ring Energy, Inc.*	7,758	97,906
SilverBow Resources, Inc.*	32,320	933,401
SRC Energy, Inc.*	215,331	2,372,948
Talos Energy, Inc.*	187,851	6,035,653
W&T Offshore, Inc.*	412,834	2,951,763
WildHorse Resource Development Corp.*(a)	20,410	517,598
World Fuel Services Corp.	17,829	363,890

Total Oil, Gas & Consumable Fuels		23,213,642

Paper & Forest Products - 1.0%
Boise Cascade Co.	32,871	1,469,334
Clearwater Paper Corp.*	11,093	256,248
KapStone Paper and Packaging Corp.	64,877	2,238,256
Neenah, Inc.	16,241	1,378,049
PH Glatfelter Co.	2,074	40,630
Schweitzer-Mauduit International, Inc.	33,782	1,476,949

Total Paper & Forest Products		6,859,466

Personal Products - 0.7%
elf Beauty, Inc.*(a)	15,880	242,011
Inter Parfums, Inc.	17,921	958,774
Medifast, Inc.	6,462	1,034,954
USANA Health Sciences, Inc.*	24,391	2,812,282

Total Personal Products		5,048,021

Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc.*	668	10,194
ANI Pharmaceuticals, Inc.*	3,117	208,215
Innoviva, Inc.*	149,145	2,058,201
Lannett Co., Inc.*(a)	30,700	417,520
Phibro Animal Health Corp. Class A	40,017	1,842,783
Supernus Pharmaceuticals, Inc.*	28,925	1,731,161

Total Pharmaceuticals		6,268,074

Professional Services - 1.8%
Barrett Business Services, Inc.	6,785	655,227
BG Staffing, Inc.	10,478	243,614
CBIZ, Inc.*	59,008	1,357,184
CRA International, Inc.	5,181	263,661
Exponent, Inc.	29,118	1,406,399
Forrester Research, Inc.	8,126	340,886
FTI Consulting, Inc.*	21,146	1,278,910
GP Strategies Corp.*	16,994	299,094
Heidrick & Struggles International, Inc.	11,234	393,190
ICF International, Inc.	17,404	1,236,554
InnerWorkings, Inc.*	43,596	378,849
Kelly Services, Inc. Class A	48,482	1,088,421
Kforce, Inc.	26,579	911,660
Navigant Consulting, Inc.*	46,764	1,035,355
Resources Connection, Inc.	18,862	318,768

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
TrueBlue, Inc.*	39,650	$1,068,568
Willdan Group, Inc.*	7,881	244,075

Total Professional Services		12,520,415

Real Estate Management & Development - 0.7%
Consolidated-Tomoka Land Co.(a)	4,936	303,614
Forestar Group, Inc.*(a)	41,879	868,989
FRP Holdings, Inc.*	10,085	653,004
HFF, Inc. Class A	27,046	929,030
Marcus & Millichap, Inc.*	26,285	1,025,378
Maui Land & Pineapple Co., Inc.*	17,054	191,005
Rafael Holdings, Inc. Class B*	7,011	64,431
RE/MAX Holdings, Inc. Class A	6,063	318,004
St. Joe Co. (The)*	14,797	265,606

Total Real Estate Management & Development		4,619,061

Road & Rail - 0.5%
ArcBest Corp.	12,386	566,040
Covenant Transportation Group, Inc. Class A*	7,960	250,740
Heartland Express, Inc.	42,100	780,955
Marten Transport Ltd.	31,911	748,313
Roadrunner Transportation Systems, Inc.*	55,204	115,376
Saia, Inc.*	14,862	1,201,593

Total Road & Rail		3,663,017

Semiconductors & Semiconductor Equipment - 1.4%
Amtech Systems, Inc.*	2,616	15,827
Axcelis Technologies, Inc.*	25,670	508,266
AXT, Inc.*	19,523	137,637
Brooks Automation, Inc.	48,859	1,593,781
Ceva, Inc.*	7,892	238,338
Cohu, Inc.	24,851	609,098
CyberOptics Corp.*(a)	8,103	140,992
Diodes, Inc.*	20,524	707,462
FormFactor, Inc.*	26,120	347,396
MaxLinear, Inc.*	14,447	225,229
Nanometrics, Inc.*	35,832	1,268,811
PDF Solutions, Inc.*(a)	5,169	61,925
Photronics, Inc.*	28,613	228,189
Rambus, Inc.*	13,135	164,713
Rudolph Technologies, Inc.*	25,540	755,984
Synaptics, Inc.*	12,392	624,185
Ultra Clean Holdings, Inc.*	58,029	963,281
Xcerra Corp.*	77,489	1,082,521

Total Semiconductors & Semiconductor Equipment		9,673,635

Software - 0.3%
American Software, Inc. Class A	25,767	375,425
Imperva, Inc.*	4,129	199,224
MicroStrategy, Inc. Class A*	10,485	1,339,459
Monotype Imaging Holdings, Inc.	329	6,679
Progress Software Corp.	3,345	129,853
Zix Corp.*	29,272	157,776

Total Software		2,208,416

Specialty Retail - 5.7%
America’s Car-Mart, Inc.*	9,184	568,490
Asbury Automotive Group, Inc.*	45,045	3,087,835
At Home Group, Inc.*	24,303	951,462
Barnes & Noble, Inc.	72,813	462,363
Big 5 Sporting Goods Corp.(a)	57,400	436,240
Boot Barn Holdings, Inc.*	18,273	379,165
Buckle, Inc. (The)(a)	71,156	1,914,096
Build-A-Bear Workshop, Inc.*	6,983	53,071
Caleres, Inc.	34,861	1,198,870
Camping World Holdings, Inc. Class A(a)	20,359	508,568
Cato Corp. (The) Class A	13,859	341,209
Chico’s FAS, Inc.	179,360	1,459,990
Citi Trends, Inc.	10,270	281,809
Container Store Group, Inc. (The)*	16,341	137,428
DSW, Inc. Class A	74,735	1,929,658
Express, Inc.*	30,974	283,412
Francesca’s Holdings Corp.*	110,553	834,675
GameStop Corp. Class A(a)	348,046	5,071,030
Genesco, Inc.*	44,998	1,786,421
Group 1 Automotive, Inc.	28,588	1,801,044
Haverty Furniture Cos., Inc.	21,256	459,130
Hibbett Sports, Inc.*(a)	35,933	822,866
J. Jill, Inc.*	78,748	735,506
Kirkland’s, Inc.*	10,621	123,628
MarineMax, Inc.*	20,562	389,650
Monro, Inc.	21,654	1,258,097
Office Depot, Inc.	1,463,669	3,732,356
Party City Holdco, Inc.*(a)	179,162	2,732,221
Pier 1 Imports, Inc.	104,103	247,765
RH*(a)	219	30,594
Shoe Carnival, Inc.	16,159	524,360
Sleep Number Corp.*	30,508	885,342
Sonic Automotive, Inc. Class A	54,914	1,131,228
Sportsman’s Warehouse Holdings, Inc.*(a)	80,504	412,180
Tailored Brands, Inc.	57,431	1,465,639
Tile Shop Holdings, Inc.	37,309	287,279
Tilly’s, Inc. Class A	21,215	321,407
Winmark Corp.	3,271	485,580
Zumiez, Inc.*	21,740	544,587

Total Specialty Retail		40,076,251

Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	13,613	334,880
Eastman Kodak Co.*(a)	36,289	137,898
Electronics For Imaging, Inc.*	21,123	687,765
Intevac, Inc.*	18,535	89,895
Super Micro Computer, Inc.*	61,826	1,462,185

Total Technology Hardware, Storage & Peripherals		2,712,623

Textiles, Apparel & Luxury Goods - 0.7%
Culp, Inc.	13,415	329,338
Delta Apparel, Inc.*	9,869	190,965

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Earnings Fund (EES)

June 30, 2018

Investments	Shares	Value
G-III Apparel Group Ltd.*	17,271	$766,832
Lakeland Industries, Inc.*	7,378	104,399
Movado Group, Inc.	14,989	723,969
Oxford Industries, Inc.	13,167	1,092,598
Perry Ellis International, Inc.*	14,149	384,428
Rocky Brands, Inc.	5,073	152,190
Superior Group of Cos, Inc.	12,822	265,544
Unifi, Inc.*	17,170	544,289
Vera Bradley, Inc.*	17,381	244,029

Total Textiles, Apparel & Luxury Goods		4,798,581

Thrifts & Mortgage Finance - 3.8%
BankFinancial Corp.	8,756	154,543
Beneficial Bancorp, Inc.	29,149	472,214
BofI Holding, Inc.*	69,980	2,862,882
Capitol Federal Financial, Inc.	85,271	1,122,166
Dime Community Bancshares, Inc.	24,375	475,313
Entegra Financial Corp.*	3,741	109,611
Federal Agricultural Mortgage Corp. Class C	15,539	1,390,430
First Defiance Financial Corp.	7,586	508,717
Hingham Institution for Savings	1,691	371,513
Home Bancorp, Inc.	5,725	266,499
HomeStreet, Inc.*	17,195	463,405
Impac Mortgage Holdings, Inc.*(a)	38,199	364,036
Kearny Financial Corp.	23,989	322,652
Meridian Bancorp, Inc.	30,929	592,290
Meta Financial Group, Inc.	6,906	672,644
Nationstar Mortgage Holdings, Inc.*	149,776	2,625,573
NMI Holdings, Inc. Class A*	67,574	1,101,456
Northfield Bancorp, Inc.	28,619	475,648
Northwest Bancshares, Inc.	81,438	1,416,207
OceanFirst Financial Corp.	47,086	1,410,697
Oritani Financial Corp.	42,649	690,914
PennyMac Financial Services, Inc. Class A*	39,365	773,522
Provident Financial Services, Inc.	50,361	1,386,438
Riverview Bancorp, Inc.	14,217	119,992
Southern Missouri Bancorp, Inc.	5,766	224,989
Territorial Bancorp, Inc.	7,868	243,908
Timberland Bancorp, Inc.	7,499	280,013
TrustCo Bank Corp.	71,318	634,730
United Community Financial Corp.	32,034	352,054
United Financial Bancorp, Inc.	46,303	811,229
Walker & Dunlop, Inc.	42,284	2,353,105
Waterstone Financial, Inc.	22,580	384,989
Western New England Bancorp, Inc.	18,090	198,990
WSFS Financial Corp.	22,084	1,177,077

Total Thrifts & Mortgage Finance		26,810,446

Tobacco - 0.3%
Turning Point Brands, Inc.	36,888	1,176,727
Universal Corp.	13,435	887,382

Total Tobacco		2,064,109

Trading Companies & Distributors - 1.0%
BMC Stock Holdings, Inc.*	41,061	856,122
CAI International, Inc.*	18,330	425,989
DXP Enterprises, Inc.*	12,449	475,552
EnviroStar, Inc.	1,743	70,243
GMS, Inc.*	27,575	747,007
H&E Equipment Services, Inc.	18,505	695,973
Kaman Corp.	16,733	1,166,123
Rush Enterprises, Inc. Class A*	30,954	1,342,784
Systemax, Inc.	29,771	1,022,038

Total Trading Companies & Distributors		6,801,831

Water Utilities - 0.5%
American States Water Co.	23,081	1,319,310
Artesian Resources Corp. Class A	6,500	252,005
Connecticut Water Service, Inc.	7,857	513,219
Middlesex Water Co.	9,354	394,458
SJW Group	16,388	1,085,214
York Water Co. (The)	6,774	215,413

Total Water Utilities		3,779,619

Wireless Telecommunication Services - 0.2%
Shenandoah Telecommunications Co.	3,261	106,635
Spok Holdings, Inc.	11,205	168,635
United States Cellular Corp.*	22,865	846,920

Total Wireless Telecommunication Services		1,122,190

Total United States		698,930,375

TOTAL COMMON STOCKS (Cost: $603,410,593)		702,338,847

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. MidCap Earnings Fund(a)(b) (Cost: $205,607)	5,959	239,373

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.9%

United States - 3.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c)
(Cost: $27,048,580)(d)	27,048,580	27,048,580

TOTAL INVESTMENTS IN SECURITIES - 103.8% (Cost: $630,664,780)		729,626,800
Other Assets less Liabilities - (3.8)%		(26,479,527)

NET ASSETS - 100.0%		$703,147,273

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $65,309,036 and the total market value of the collateral held by the Fund was $67,204,631. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $40,156,051.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 0.4%
AAR Corp.	4,298	$199,814
HEICO Corp.	1,639	119,514
National Presto Industries, Inc.(a)	1,229	152,396

Total Aerospace & Defense		471,724

Air Freight & Logistics - 0.3%
Forward Air Corp.	5,423	320,391

Airlines - 1.1%
Allegiant Travel Co.	5,308	737,547
Hawaiian Holdings, Inc.	10,912	392,286

Total Airlines		1,129,833

Auto Components - 1.1%
Cooper Tire & Rubber Co.	8,522	224,128
Standard Motor Products, Inc.	5,482	265,000
Tenneco, Inc.	12,476	548,445
Tower International, Inc.	4,467	142,051

Total Auto Components		1,179,624
Automobiles - 0.1%

Winnebago Industries, Inc.	3,165	128,499

Banks - 8.6%
Access National Corp.	7,565	216,359
Banc of California, Inc.(a)	21,635	422,964
BancFirst Corp.	8,720	516,224
Bank of Marin Bancorp	2,043	165,177
Bryn Mawr Bank Corp.	6,009	278,217
City Holding Co.	7,089	533,305
CoBiz Financial, Inc.	7,965	171,088
Community Bank System, Inc.	22,377	1,321,809
Enterprise Financial Services Corp.	4,013	216,501
First Financial Bankshares, Inc.(a)	19,358	985,322
Glacier Bancorp, Inc.	30,225	1,169,103
Heartland Financial USA, Inc.	4,542	249,129
Hope Bancorp, Inc.	67,411	1,201,938
Lakeland Financial Corp.	7,872	379,352
LegacyTexas Financial Group, Inc.	13,095	510,967
ServisFirst Bancshares, Inc.	4,575	190,915
Stock Yards Bancorp, Inc.	8,724	332,821
Summit Financial Group, Inc.	3,606	96,785
West Bancorporation, Inc.	6,227	156,609

Total Banks		9,114,585

Beverages - 0.1%
Coca-Cola Bottling Co. Consolidated	555	74,997
MGP Ingredients, Inc.	659	58,526

Total Beverages		133,523

Building Products - 1.6%
AAON, Inc.	6,670	221,777
Apogee Enterprises, Inc.	5,821	280,398
Insteel Industries, Inc.	1,563	52,204
Quanex Building Products Corp.	4,637	83,234
Simpson Manufacturing Co., Inc.	11,635	723,581
Universal Forest Products, Inc.	9,515	348,439

Total Building Products		1,709,633

Capital Markets - 3.3%
Cohen & Steers, Inc.	19,906	830,279
Financial Engines, Inc.	10,548	473,605
Hennessy Advisors, Inc.	2,430	42,161
Houlihan Lokey, Inc.	8,304	425,331
Moelis & Co. Class A	17,960	1,053,354
Pzena Investment Management, Inc. Class A	3,501	32,244
Silvercrest Asset Management Group, Inc. Class A	4,106	66,928
Virtus Investment Partners, Inc.	1,924	246,176
Westwood Holdings Group, Inc.	6,417	382,068

Total Capital Markets		3,552,146

Chemicals - 3.1%
American Vanguard Corp.	1,683	38,625
Balchem Corp.	2,588	253,986
Chase Corp.	1,117	130,968
Core Molding Technologies, Inc.	1,581	22,577
FutureFuel Corp.	12,914	180,925
H.B. Fuller Co.	9,803	526,225
Hawkins, Inc.	4,627	163,565
Innophos Holdings, Inc.	14,859	707,288
Innospec, Inc.	4,800	367,440
KMG Chemicals, Inc.	579	42,719
Minerals Technologies, Inc.	1,818	136,986
Quaker Chemical Corp.	2,163	334,984
Stepan Co.	4,574	356,818

Total Chemicals		3,263,106

Commercial Services & Supplies - 7.3%
ABM Industries, Inc.	17,911	522,643
Brady Corp. Class A	17,860	688,503
Herman Miller, Inc.	22,049	747,461
HNI Corp.	25,874	962,513
Interface, Inc.	11,162	256,168
Kimball International, Inc. Class B	10,214	165,058
Knoll, Inc.	25,360	527,741
Matthews International Corp. Class A	7,989	469,753
McGrath RentCorp	9,562	604,988
Mobile Mini, Inc.	20,708	971,205
Multi-Color Corp.	941	60,836
Steelcase, Inc. Class A	54,804	739,854
Tetra Tech, Inc.	8,094	473,499
U.S. Ecology, Inc.	5,448	347,038
Viad Corp.	2,527	137,090
VSE Corp.	1,137	54,326

Total Commercial Services & Supplies		7,728,676

Communications Equipment - 1.5%
ADTRAN, Inc.	13,763	204,380

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2018

Investments	Shares	Value
InterDigital, Inc.	11,021	$891,599
Plantronics, Inc.	6,872	523,990

Total Communications Equipment		1,619,969

Construction & Engineering - 0.6%
Argan, Inc.	5,761	235,913
Comfort Systems USA, Inc.	4,512	206,649
Primoris Services Corp.	7,707	209,862

Total Construction & Engineering		652,424

Construction Materials - 0.1%
United States Lime & Minerals, Inc.	660	55,374

Consumer Finance - 0.8%
FirstCash, Inc.	9,761	877,026

Containers & Packaging - 0.6%
Silgan Holdings, Inc.	24,299	651,942

Distributors - 0.3%
Core-Mark Holding Co., Inc.	8,091	183,666
Weyco Group, Inc.	3,170	115,388

Total Distributors		299,054

Diversified Consumer Services - 0.9%
Capella Education Co.	3,210	316,827
Carriage Services, Inc.	2,517	61,792
Graham Holdings Co. Class B	574	336,421
Liberty Tax, Inc.	9,407	75,962
Strayer Education, Inc.	1,669	188,614

Total Diversified Consumer Services		979,616

Diversified Financial Services - 0.0%
A-Mark Precious Metals, Inc.	3,082	40,929

Diversified Telecommunication Services - 0.3%
ATN International, Inc.	3,494	184,379
IDT Corp. Class B*	27,086	152,223

Total Diversified Telecommunication Services		336,602

Electric Utilities - 1.7%
MGE Energy, Inc.	12,340	778,037
Otter Tail Corp.	18,975	903,210
Spark Energy, Inc. Class A(a)	12,198	118,930

Total Electric Utilities		1,800,177

Electrical Equipment - 0.9%
Allied Motion Technologies, Inc.	540	25,855
AZZ, Inc.	6,607	287,074
Encore Wire Corp.	643	30,510
EnerSys	7,645	570,623
LSI Industries, Inc.	13,788	73,628

Total Electrical Equipment		987,690

Electronic Equipment, Instruments & Components - 1.0%
Badger Meter, Inc.	5,816	259,975
CTS Corp.	3,550	127,800
Mesa Laboratories, Inc.	338	71,345
Methode Electronics, Inc.	5,481	220,884
MTS Systems Corp.	6,764	356,125

Total Electronic Equipment, Instruments & Components		1,036,129

Energy Equipment & Services - 0.3%
U.S. Silica Holdings, Inc.(a)	10,699	274,857

Equity Real Estate Investment Trusts (REITs) - 5.6%
Alexander & Baldwin, Inc.	8,379	196,906
CoreCivic, Inc.	100,377	2,398,006
PotlatchDeltic Corp.	22,556	1,146,973
Universal Health Realty Income Trust	8,667	554,515
Urban Edge Properties	70,292	1,607,578

Total Equity Real Estate Investment Trusts (REITs)		5,903,978

Food & Staples Retailing - 0.7%
Ingles Markets, Inc. Class A	5,246	166,823
PriceSmart, Inc.	4,390	397,295
Village Super Market, Inc. Class A	7,617	224,397

Total Food & Staples Retailing		788,515

Food Products - 1.7%
Calavo Growers, Inc.(a)	4,064	390,754
Dean Foods Co.	50,931	535,285
J&J Snack Foods Corp.	3,967	604,848
John B. Sanfilippo & Son, Inc.	1,230	91,574
Tootsie Roll Industries, Inc.(a)	6,891	212,587

Total Food Products		1,835,048

Gas Utilities - 1.9%
Chesapeake Utilities Corp.	4,527	361,934
RGC Resources, Inc.	2,925	85,351
South Jersey Industries, Inc.	47,383	1,585,909

Total Gas Utilities		2,033,194

Health Care Equipment & Supplies - 1.1%
Abaxis, Inc.	5,354	444,435
Atrion Corp.	245	146,853
LeMaitre Vascular, Inc.	2,380	79,682
Meridian Bioscience, Inc.	26,293	418,059
Utah Medical Products, Inc.	885	97,483

Total Health Care Equipment & Supplies		1,186,512

Health Care Providers & Services - 0.5%
Aceto Corp.	13,354	44,736
Ensign Group, Inc. (The)	6,723	240,818
Psychemedics Corp.	2,801	53,891
U.S. Physical Therapy, Inc.	2,484	238,464

Total Health Care Providers & Services		577,909

Health Care Technology - 0.2%
Computer Programs & Systems, Inc.	3,386	111,399
Simulations Plus, Inc.	4,540	101,015

Total Health Care Technology		212,414

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2018

Investments	Shares	Value
Hotels, Restaurants & Leisure - 3.0%
BBX Capital Corp.	4,499	$40,626
BJ’s Restaurants, Inc.	3,456	207,360
Bloomin’ Brands, Inc.	18,870	379,287
Cheesecake Factory, Inc. (The)(a)	15,267	840,601
Dine Brands Global, Inc.	19,296	1,443,341
RCI Hospitality Holdings, Inc.	614	19,433
Ruth’s Hospitality Group, Inc.	7,361	206,476

Total Hotels, Restaurants & Leisure		3,137,124

Household Durables - 2.6%
Bassett Furniture Industries, Inc.	1,859	51,216
Ethan Allen Interiors, Inc.	10,077	246,887
Flexsteel Industries, Inc.	2,042	81,476
Hooker Furniture Corp.	1,766	82,825
KB Home	3,868	105,364
La-Z-Boy, Inc.	10,023	306,704
Lennar Corp. Class B	1,416	60,449
Lifetime Brands, Inc.	2,102	26,590
MDC Holdings, Inc.	21,056	647,893
Tupperware Brands Corp.	28,505	1,175,546

Total Household Durables		2,784,950

Household Products - 0.6%
Oil-Dri Corp. of America	1,935	81,541
WD-40 Co.	3,987	583,099

Total Household Products		664,640

Industrial Conglomerates - 0.4%
Raven Industries, Inc.	9,626	370,120

Insurance - 2.6%
AMERISAFE, Inc.	4,020	232,155
Employers Holdings, Inc.	7,101	285,460
HCI Group, Inc.	7,877	327,447
Heritage Insurance Holdings, Inc.(a)	5,898	98,320
Independence Holding Co.	1,121	37,273
Investors Title Co.	275	50,781
Kingstone Cos., Inc.	3,174	53,641
National General Holdings Corp.	14,511	382,075
Navigators Group, Inc. (The)	2,538	144,666
RLI Corp.	11,165	739,011
Universal Insurance Holdings, Inc.	13,051	458,090

Total Insurance		2,808,919

Internet & Catalog Retail - 0.4%
Nutrisystem, Inc.	5,637	217,025
PetMed Express, Inc.(a)	5,365	236,328

Total Internet & Catalog Retail		453,353

Internet Software & Services - 0.3%
NIC, Inc.	22,713	353,187

IT Services - 2.4%
Convergys Corp.	27,467	671,293
CSG Systems International, Inc.	10,576	432,241
Hackett Group, Inc. (The)	9,586	154,047
Science Applications International Corp.	11,746	950,604
TTEC Holdings, Inc.	10,098	348,886

Total IT Services		2,557,071

Leisure Products - 0.4%
Callaway Golf Co.	3,655	69,335
Marine Products Corp.	8,409	149,512
Sturm Ruger & Co., Inc.	3,979	222,824

Total Leisure Products		441,671

Life Sciences Tools & Services - 0.3%
Luminex Corp.	9,154	270,318

Machinery - 7.2%
Alamo Group, Inc.	726	65,601
Albany International Corp. Class A	5,490	330,224
Altra Industrial Motion Corp.	7,323	315,621
American Railcar Industries, Inc.	13,463	531,519
Astec Industries, Inc.	2,965	177,307
Briggs & Stratton Corp.	16,637	292,978
Columbus McKinnon Corp.	1,760	76,314
Douglas Dynamics, Inc.	10,015	480,720
Eastern Co. (The)	1,820	51,051
ESCO Technologies, Inc.	2,321	133,922
Federal Signal Corp.	14,563	339,172
Franklin Electric Co., Inc.	7,744	349,254
Gorman-Rupp Co. (The)	7,346	257,110
Graham Corp.	3,114	80,372
Greenbrier Cos., Inc. (The)	9,082	479,075
Hillenbrand, Inc.	19,876	937,153
Hurco Cos., Inc.	1,105	49,449
Hyster-Yale Materials Handling, Inc.	3,166	203,416
Kadant, Inc.	1,578	151,725
Lindsay Corp.	2,473	239,856
Miller Industries, Inc.	5,625	143,719
Mueller Industries, Inc.	11,341	334,673
Mueller Water Products, Inc. Class A	35,963	421,486
Omega Flex, Inc.	2,543	201,177
Park-Ohio Holdings Corp.	2,555	95,302
Standex International Corp.	1,576	161,067
Sun Hydraulics Corp.	2,999	144,522
Tennant Co.	4,173	329,667
Wabash National Corp.	12,337	230,208

Total Machinery		7,603,660

Marine - 0.8%
Matson, Inc.	20,862	800,684

Media - 5.3%
Beasley Broadcast Group, Inc. Class A	2,682	30,038
Entravision Communications Corp. Class A	23,774	118,870
Gannett Co., Inc.	88,073	942,381
John Wiley & Sons, Inc. Class A	13,474	840,778
Meredith Corp.(a)	16,006	816,306

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2018

Investments	Shares	Value
Saga Communications, Inc. Class A	1,944	$74,844
Scholastic Corp.	6,648	294,573
Sinclair Broadcast Group, Inc. Class A	21,416	688,525
TEGNA, Inc.	61,625	668,631
Viacom, Inc. Class A(a)	16,134	571,950
World Wrestling Entertainment, Inc. Class A	8,655	630,257

Total Media		5,677,153

Metals & Mining - 4.1%
Carpenter Technology Corp.	11,455	602,189
Commercial Metals Co.	46,746	986,808
Compass Minerals International, Inc.(a)	24,754	1,627,576
Gold Resource Corp.	5,416	35,691
Materion Corp.	2,959	160,230
Worthington Industries, Inc.	21,901	919,185

Total Metals & Mining		4,331,679

Multiline Retail - 0.4%
Big Lots, Inc.	9,939	415,251

Oil, Gas & Consumable Fuels - 0.4%
Green Plains, Inc.	20,742	379,579

Paper & Forest Products - 2.9%
Boise Cascade Co.	4,757	212,638
KapStone Paper and Packaging Corp.	31,037	1,070,776
Neenah, Inc.	5,449	462,348
PH Glatfelter Co.	20,044	392,662
Schweitzer-Mauduit International, Inc.	20,855	911,781

Total Paper & Forest Products		3,050,205

Personal Products - 1.2%
Inter Parfums, Inc.	10,397	556,240
Medifast, Inc.	3,673	588,268
Natural Health Trends Corp.	5,471	136,884

Total Personal Products		1,281,392

Pharmaceuticals - 0.2%
Phibro Animal Health Corp. Class A	4,195	193,180

Professional Services - 2.4%
Barrett Business Services, Inc.	1,977	190,919
Exponent, Inc.	10,396	502,127
Forrester Research, Inc.	5,318	223,090
Insperity, Inc.	7,530	717,233
Kforce, Inc.	8,553	293,368
Korn/Ferry International	9,437	584,433

Total Professional Services		2,511,170

Road & Rail - 0.6%
ArcBest Corp.	3,761	171,878
Heartland Express, Inc.	5,067	93,993
Werner Enterprises, Inc.	9,146	343,432

Total Road & Rail		609,303

Semiconductors & Semiconductor Equipment - 0.7%
Cabot Microelectronics Corp.	3,857	414,859
Power Integrations, Inc.	3,949	288,474

Total Semiconductors & Semiconductor Equipment		703,333

Software - 0.2%
Ebix, Inc.	2,137	162,946

Specialty Retail - 7.4%
Aaron’s, Inc.	3,038	132,001
American Eagle Outfitters, Inc.	71,714	1,667,350
Buckle, Inc. (The)(a)	30,190	812,111
Caleres, Inc.	5,204	178,966
Chico’s FAS, Inc.	64,747	527,041
Children’s Place, Inc. (The)	2,838	342,830
Dick’s Sporting Goods, Inc.	25,374	894,434
DSW, Inc. Class A	36,297	937,189
GameStop Corp. Class A(a)	93,806	1,366,753
Haverty Furniture Cos., Inc.	6,897	148,975
Lithia Motors, Inc. Class A	3,004	284,088
Monro, Inc.	6,078	353,132
Shoe Carnival, Inc.	2,744	89,043
Tile Shop Holdings, Inc.	15,890	122,353

Total Specialty Retail		7,856,266

Textiles, Apparel & Luxury Goods - 0.9%
Culp, Inc.	1,952	47,922
Movado Group, Inc.	3,867	186,776
Oxford Industries, Inc.	3,579	296,986
Superior Group of Cos, Inc.	3,078	63,745
Wolverine World Wide, Inc.	10,807	375,759

Total Textiles, Apparel & Luxury Goods		971,188

Thrifts & Mortgage Finance - 0.4%
FS Bancorp, Inc.	500	31,625
Hingham Institution for Savings	247	54,266
United Community Financial Corp.	14,628	160,761
WSFS Financial Corp.	4,036	215,119

Total Thrifts & Mortgage Finance		461,771

Trading Companies & Distributors - 2.5%
Applied Industrial Technologies, Inc.	12,403	870,070
GATX Corp.	18,201	1,351,060
Kaman Corp.	6,708	467,481

Total Trading Companies & Distributors		2,688,611

Water Utilities - 1.5%
American States Water Co.	11,650	665,914
Artesian Resources Corp. Class A	3,550	137,634
Connecticut Water Service, Inc.	4,324	282,444
SJW Group	4,860	321,829
York Water Co. (The)	4,318	137,312

Total Water Utilities		1,545,133

TOTAL COMMON STOCKS (Cost: $100,124,262)		105,964,956

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. SmallCap Quality Dividend Growth Fund (DGRS)

June 30, 2018

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 3.5%

United States - 3.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b) (Cost: $3,736,472)(c)	3,736,472	$3,736,472

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $103,860,734)		109,701,428

Other Assets less Liabilities - (3.3)%		(3,478,727)

NET ASSETS - 100.0%		$106,222,701

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $6,978,251 and the total market value of the collateral held by the Fund was $7,181,079. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,444,607.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.8%

United States - 99.8%

Aerospace & Defense - 2.6%
AAR Corp.	702	$32,636
Arconic, Inc.	4,478	76,171
Boeing Co. (The)	14,681	4,925,622
Curtiss-Wright Corp.	518	61,652
General Dynamics Corp.	5,888	1,097,582
Harris Corp.	2,729	394,450
Hexcel Corp.	488	32,393
Huntington Ingalls Industries, Inc.	771	167,145
L3 Technologies, Inc.	1,589	305,597
Lockheed Martin Corp.	9,075	2,681,027
National Presto Industries, Inc.(a)	781	96,844
Northrop Grumman Corp.	2,953	908,638
Raytheon Co.	6,111	1,180,523
Rockwell Collins, Inc.	2,137	287,811
United Technologies Corp.	22,127	2,766,539

Total Aerospace & Defense		15,014,630

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	3,699	309,458
Expeditors International of Washington, Inc.	3,735	273,028
FedEx Corp.	2,862	649,846
Forward Air Corp.	511	30,190
United Parcel Service, Inc. Class B	23,317	2,476,965

Total Air Freight & Logistics		3,739,487

Airlines - 0.3%
Alaska Air Group, Inc.	2,876	173,682
Allegiant Travel Co.	319	44,325
American Airlines Group, Inc.	4,422	167,859
Delta Air Lines, Inc.	19,901	985,896
Hawaiian Holdings, Inc.	770	27,681
Southwest Airlines Co.	5,898	300,090

Total Airlines		1,699,533

Auto Components - 0.1%
BorgWarner, Inc.	3,105	134,012
Cooper Tire & Rubber Co.	1,596	41,975
Gentex Corp.	7,618	175,367
Goodyear Tire & Rubber Co. (The)	5,594	130,284
LCI Industries	561	50,574
Lear Corp.	883	164,070

Total Auto Components		696,282

Automobiles - 0.9%
Ford Motor Co.	229,592	2,541,584
General Motors Co.	65,040	2,562,576
Harley-Davidson, Inc.	6,130	257,950
Thor Industries, Inc.	1,048	102,065

Total Automobiles		5,464,175

Banks - 7.9%
1st Source Corp.	1,298	69,352
Ames National Corp.	1,685	51,982
Associated Banc-Corp.	5,556	151,679
Bank of America Corp.	211,445	5,960,635
Bank of Hawaii Corp.	1,061	88,509
Bank of Marin Bancorp	1,079	87,237
Bank of the Ozarks, Inc.	2,877	129,580
BankUnited, Inc.	3,572	145,916
Bar Harbor Bankshares	3,406	103,168
BB&T Corp.	24,994	1,260,697
BCB Bancorp, Inc.	5,503	82,545
BOK Financial Corp.	2,376	223,368
Cathay General Bancorp	3,075	124,507
CenterState Bank Corp.	2,508	74,789
Central Valley Community Bancorp	4,531	95,876
Chemical Financial Corp.	1,988	110,672
CIT Group, Inc.	3,324	167,563
Citigroup, Inc.	55,130	3,689,300
Citizens & Northern Corp.	4,081	105,535
Citizens Financial Group, Inc.	9,240	359,436
Columbia Banking System, Inc.	2,768	113,211
Comerica, Inc.	2,889	262,668
Commerce Bancshares, Inc.	1,540	99,653
Community Bank System, Inc.	1,904	112,469
Cullen/Frost Bankers, Inc.	2,106	227,953
CVB Financial Corp.	4,702	105,419
East West Bancorp, Inc.	3,522	229,634
Enterprise Financial Services Corp.	2,154	116,208
Fifth Third Bancorp	18,082	518,953
First Bancshares, Inc. (The)	1,020	36,669
First Business Financial Services, Inc.	3,983	103,558
First Financial Bancorp	2,006	61,484
First Financial Bankshares, Inc.(a)	1,349	68,664
First Guaranty Bancshares, Inc.(a)	1,614	41,996
First Hawaiian, Inc.	5,549	161,032
First Horizon National Corp.	6,115	109,092
First of Long Island Corp. (The)	5,313	132,028
First Republic Bank	1,533	148,379
Flushing Financial Corp.	1,085	28,319
FNB Corp.	16,439	220,611
Fulton Financial Corp.	7,174	118,371
German American Bancorp, Inc.	1,774	63,598
Glacier Bancorp, Inc.	3,267	126,368
Great Southern Bancorp, Inc.	2,172	124,238
Guaranty Bancshares, Inc.	2,084	68,647
Hancock Whitney Corp.	1,199	55,933
Heartland Financial USA, Inc.	2,284	125,277
Heritage Commerce Corp.	3,127	53,128
Heritage Financial Corp.	3,436	119,745
Home BancShares, Inc.	4,514	101,836
Hope Bancorp, Inc.	6,673	118,980
Huntington Bancshares, Inc.	36,491	538,607
Iberiabank Corp.	1,874	142,049
Independent Bank Corp.	428	33,555
Investors Bancorp, Inc.	8,642	110,531
JPMorgan Chase & Co.	91,058	9,488,244
KeyCorp	25,964	507,337
Lakeland Bancorp, Inc.	2,516	49,943
Lakeland Financial Corp.	1,580	76,140
M&T Bank Corp.	3,278	557,752

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
MB Financial, Inc.	2,518	$117,591
MBT Financial Corp.	3,397	36,178
Mercantile Bank Corp.	1,883	69,596
MutualFirst Financial, Inc.	1,668	62,967
National Bankshares, Inc.	1,518	70,435
Northrim BanCorp, Inc.	1,553	61,421
Norwood Financial Corp.	1,403	50,536
Old National Bancorp	7,296	135,706
PacWest Bancorp	7,407	366,054
Park National Corp.	1,065	118,662
People’s United Financial, Inc.	14,620	264,476
PNC Financial Services Group, Inc. (The)	11,943	1,613,499
Premier Financial Bancorp, Inc.	4,718	88,085
Prosperity Bancshares, Inc.	2,181	149,093
RBB Bancorp	2,741	88,041
Regions Financial Corp.	26,496	471,099
Republic Bancorp, Inc. Class A	1,481	67,089
S&T Bancorp, Inc.	2,509	108,489
Sandy Spring Bancorp, Inc.	3,337	136,850
South State Corp.	796	68,655
Summit Financial Group, Inc.	1,783	47,856
SunTrust Banks, Inc.	13,236	873,841
Synovus Financial Corp.	2,668	140,950
TCF Financial Corp.	4,522	111,332
U.S. Bancorp	43,874	2,194,577
UMB Financial Corp.	1,496	114,040
Umpqua Holdings Corp.	10,308	232,858
United Bankshares, Inc.	6,081	221,348
Unity Bancorp, Inc.	1,803	41,018
Valley National Bancorp	13,881	168,793
Webster Financial Corp.	1,492	95,040
Wells Fargo & Co.	163,571	9,068,376
Zions Bancorp	1,977	104,168

Total Banks		46,119,344

Beverages - 2.5%
Brown-Forman Corp. Class A	4,027	196,759
Brown-Forman Corp. Class B	4,557	223,339
Coca-Cola Co. (The)	172,480	7,564,973
Constellation Brands, Inc. Class A	1,965	430,080
Dr. Pepper Snapple Group, Inc.	5,614	684,908
Molson Coors Brewing Co. Class B	4,907	333,872
PepsiCo, Inc.	48,091	5,235,667

Total Beverages		14,669,598

Biotechnology - 2.2%
AbbVie, Inc.	59,417	5,504,985
Amgen, Inc.	23,527	4,342,849
Gilead Sciences, Inc.	45,205	3,202,322

Total Biotechnology		13,050,156

Building Products - 0.1%
A.O. Smith Corp.	2,452	145,036
Fortune Brands Home & Security, Inc.	2,301	123,541
Lennox International, Inc.	643	128,696
Masco Corp.	4,854	181,637
Owens Corning	2,276	144,230

Total Building Products		723,140

Capital Markets - 2.8%
Ameriprise Financial, Inc.	4,059	567,773
Artisan Partners Asset Management, Inc. Class A	2,901	87,465
Bank of New York Mellon Corp. (The)	21,388	1,153,455
BGC Partners, Inc. Class A	18,147	205,424
BlackRock, Inc.	4,028	2,010,133
CBOE Global Markets, Inc.	1,535	159,747
Charles Schwab Corp. (The)	11,043	564,297
CME Group, Inc.	7,251	1,188,584
Cohen & Steers, Inc.	1,566	65,318
Eaton Vance Corp.	3,572	186,423
Evercore, Inc. Class A	1,138	120,002
FactSet Research Systems, Inc.	656	129,954
Federated Investors, Inc. Class B	4,571	106,596
Franklin Resources, Inc.	13,772	441,392
GAMCO Investors, Inc. Class A	4,360	116,674
Goldman Sachs Group, Inc. (The)	5,598	1,234,751
Intercontinental Exchange, Inc.	7,660	563,393
Legg Mason, Inc.	3,967	137,774
LPL Financial Holdings, Inc.	2,680	175,647
MarketAxess Holdings, Inc.	152	30,075
Moody’s Corp.	2,822	481,320
Morgan Stanley	41,408	1,962,739
MSCI, Inc.	1,444	238,881
Nasdaq, Inc.	4,388	400,493
Northern Trust Corp.	4,665	479,982
Raymond James Financial, Inc.	2,257	201,663
S&P Global, Inc.	3,288	670,390
SEI Investments Co.	2,477	154,862
Silvercrest Asset Management Group, Inc. Class A	1,892	30,840
State Street Corp.	8,265	769,389
T. Rowe Price Group, Inc.	7,187	834,339
TD Ameritrade Holding Corp.	11,363	622,351
Virtu Financial, Inc. Class A	6,245	165,805
Waddell & Reed Financial, Inc. Class A(a)	5,459	98,098

Total Capital Markets		16,356,029

Chemicals - 1.9%
Air Products & Chemicals, Inc.	6,239	971,599
Albemarle Corp.	1,769	166,870
Ashland Global Holdings, Inc.	976	76,304
Cabot Corp.	2,123	131,138
Celanese Corp. Series A	3,022	335,623
CF Industries Holdings, Inc.	9,115	404,706
Chemours Co. (The)	1,457	64,633
Core Molding Technologies, Inc.	1,478	21,106
DowDuPont, Inc.	62,393	4,112,947
Eastman Chemical Co.	4,441	443,922
Ecolab, Inc.	3,794	532,412
FMC Corp.	1,891	168,696
Hawkins, Inc.	1,583	55,959

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
Huntsman Corp.	6,843	$199,816
International Flavors & Fragrances, Inc.	1,839	227,962
Kronos Worldwide, Inc.	4,163	93,792
Mosaic Co. (The)	1,633	45,806
NewMarket Corp.	210	84,945
Olin Corp.	5,852	168,069
PPG Industries, Inc.	4,643	481,618
Praxair, Inc.	7,526	1,190,237
Quaker Chemical Corp.	193	29,890
Rayonier Advanced Materials, Inc.	2,457	41,990
RPM International, Inc.	3,827	223,191
Scotts Miracle-Gro Co. (The)	1,731	143,950
Sensient Technologies Corp.	1,246	89,151
Sherwin-Williams Co. (The)	1,129	460,147
Valhi, Inc.	10,519	50,070
Westlake Chemical Corp.	1,833	197,286

Total Chemicals		11,213,835

Commercial Services & Supplies - 0.6%
ABM Industries, Inc.	1,042	30,406
Cintas Corp.	1,613	298,518
Covanta Holding Corp.	8,565	141,322
Deluxe Corp.	1,469	97,262
Healthcare Services Group, Inc.(a)	2,577	111,301
HNI Corp.	3,016	112,195
KAR Auction Services, Inc.	4,994	273,671
LSC Communications, Inc.	4,771	74,714
McGrath RentCorp	961	60,802
Mobile Mini, Inc.	992	46,525
MSA Safety, Inc.	1,659	159,828
Pitney Bowes, Inc.	16,301	139,700
Republic Services, Inc.	8,947	611,617
Rollins, Inc.	3,666	192,758
RR Donnelley & Sons Co.	9,009	51,892
UniFirst Corp.	183	32,373
Waste Management, Inc.	11,390	926,463

Total Commercial Services & Supplies		3,361,347

Communications Equipment - 1.5%
Cisco Systems, Inc.	190,752	8,208,059
Juniper Networks, Inc.	6,567	180,067
Motorola Solutions, Inc.	4,332	504,115
PC-Tel, Inc.*	14,250	88,920

Total Communications Equipment		8,981,161

Construction & Engineering - 0.0%
EMCOR Group, Inc.	535	40,756
Fluor Corp.	3,223	157,218
KBR, Inc.	2,766	49,567

Total Construction & Engineering		247,541

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	681	152,088
Vulcan Materials Co.	2,196	283,416

Total Construction Materials		435,504

Consumer Finance - 0.7%
Ally Financial, Inc.	8,896	233,698
American Express Co.	15,188	1,488,424
Capital One Financial Corp.	9,803	900,896
Discover Financial Services	8,357	588,416
Navient Corp.	16,913	220,376
Nelnet, Inc. Class A	735	42,931
Synchrony Financial	15,120	504,706

Total Consumer Finance		3,979,447

Containers & Packaging - 0.5%
AptarGroup, Inc.	1,502	140,257
Avery Dennison Corp.	2,093	213,695
Ball Corp.	5,962	211,949
Bemis Co., Inc.	3,223	136,043
Graphic Packaging Holding Co.	8,696	126,179
Greif, Inc. Class A	2,119	112,074
International Paper Co.	16,424	855,362
Myers Industries, Inc.	1,742	33,446
Packaging Corp. of America	2,967	331,681
Sealed Air Corp.	3,205	136,052
Sonoco Products Co.	4,030	211,575
WestRock Co.	9,205	524,869

Total Containers & Packaging		3,033,182

Distributors - 0.1%
Genuine Parts Co.	4,908	450,505
Pool Corp.	764	115,746
Weyco Group, Inc.	1,917	69,779

Total Distributors		636,030

Diversified Consumer Services - 0.1%
H&R Block, Inc.	7,790	177,456
Liberty Tax, Inc.	3,541	28,594
Service Corp. International	5,086	182,028

Total Diversified Consumer Services		388,078

Diversified Financial Services - 0.0%
Jefferies Financial Group, Inc.	7,395	168,162

Diversified Telecommunication Services - 4.9%
AT&T, Inc.	433,583	13,922,350
CenturyLink, Inc.	157,946	2,944,113
Cogent Communications Holdings, Inc.	2,864	152,938
Consolidated Communications Holdings, Inc.	12,174	150,471
Verizon Communications, Inc.	233,908	11,767,911

Total Diversified Telecommunication Services		28,937,783

Electric Utilities - 3.3%
ALLETE, Inc.	2,525	195,460
Alliant Energy Corp.	8,547	361,709
American Electric Power Co., Inc.	19,994	1,384,584
Avangrid, Inc.	14,556	770,449
Duke Energy Corp.	34,796	2,751,668
Edison International	11,702	740,385
El Paso Electric Co.	2,468	145,859
Entergy Corp.	8,449	682,595
Evergy, Inc.	10,560	592,944
Eversource Energy	11,660	683,393
Exelon Corp.	37,937	1,616,116
FirstEnergy Corp.	22,791	818,425

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
Hawaiian Electric Industries, Inc.	4,770	$163,611
IDACORP, Inc.	2,112	194,811
NextEra Energy, Inc.	14,755	2,464,528
OGE Energy Corp.	8,270	291,187
Otter Tail Corp.	2,922	139,087
Pinnacle West Capital Corp.	4,240	341,574
PNM Resources, Inc.	3,726	144,941
Portland General Electric Co.	3,160	135,122
PPL Corp.	37,234	1,063,031
Southern Co. (The)	55,236	2,557,979
Xcel Energy, Inc.	18,203	831,513

Total Electric Utilities		19,070,971

Electrical Equipment - 0.4%
AMETEK, Inc.	2,148	155,000
Emerson Electric Co.	22,438	1,551,363
Hubbell, Inc.	1,773	187,477
Rockwell Automation, Inc.	3,154	524,289

Total Electrical Equipment		2,418,129

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	3,579	311,910
Avnet, Inc.	2,256	96,760
AVX Corp.	7,532	118,026
CDW Corp.	2,260	182,585
Corning, Inc.	22,561	620,653
Daktronics, Inc.	6,600	56,166
FLIR Systems, Inc.	3,001	155,962
Jabil, Inc.	4,016	111,083
Littelfuse, Inc.	151	34,455
Methode Electronics, Inc.	705	28,412
MTS Systems Corp.	1,130	59,495
National Instruments Corp.	4,183	175,602
Park Electrochemical Corp.	2,999	69,547

Total Electronic Equipment, Instruments & Components		2,020,656

Energy Equipment & Services - 0.3%
Archrock, Inc.	7,238	86,856
Baker Hughes Co.	13,811	456,177
Halliburton Co.	18,223	821,129
Helmerich & Payne, Inc.	6,763	431,209
National Oilwell Varco, Inc.	2,128	92,355

Total Energy Equipment & Services		1,887,726

Equity Real Estate Investment Trusts (REITs) - 8.5%
Acadia Realty Trust	6,489	177,604
Alexander’s, Inc.	221	84,561
Alexandria Real Estate Equities, Inc.	2,782	351,005
American Assets Trust, Inc.	2,793	106,944
American Campus Communities, Inc.	7,411	317,784
American Homes 4 Rent Class A	5,009	111,100
American Tower Corp.	10,600	1,528,202
Apartment Investment & Management Co. Class A	5,655	239,206
Apple Hospitality REIT, Inc.	17,732	317,048
AvalonBay Communities, Inc.	4,934	848,105
Boston Properties, Inc.	4,320	541,814
Brandywine Realty Trust	8,766	147,970
Brixmor Property Group, Inc.	26,394	460,047
Camden Property Trust	3,714	338,457
CBL & Associates Properties, Inc.(a)	35,331	196,794
Chesapeake Lodging Trust	4,043	127,921
Colony Capital, Inc.	72,582	452,912
Columbia Property Trust, Inc.	5,878	133,489
Community Healthcare Trust, Inc.	3,594	107,353
CoreCivic, Inc.	11,522	275,261
CoreSite Realty Corp.	1,242	137,638
Corporate Office Properties Trust	5,403	156,633
Cousins Properties, Inc.	15,300	148,257
Crown Castle International Corp.	18,891	2,036,828
CubeSmart	7,092	228,504
CyrusOne, Inc.	3,525	205,719
DCT Industrial Trust, Inc.	3,299	220,142
DDR Corp.	27,352	489,601
DiamondRock Hospitality Co.	14,085	172,964
Digital Realty Trust, Inc.	8,756	976,994
Douglas Emmett, Inc.	5,094	204,677
Duke Realty Corp.	12,661	367,549
EastGroup Properties, Inc.	1,974	188,635
Education Realty Trust, Inc.	5,102	211,733
EPR Properties	5,361	347,339
Equinix, Inc.	1,714	736,831
Equity LifeStyle Properties, Inc.	2,671	245,465
Equity Residential	13,356	850,644
Essex Property Trust, Inc.	2,140	511,610
Extra Space Storage, Inc.	5,971	595,966
Federal Realty Investment Trust	2,664	337,129
First Industrial Realty Trust, Inc.	4,316	143,895
Forest City Realty Trust, Inc. Class A	6,871	156,728
Franklin Street Properties Corp.	18,830	161,185
Gaming and Leisure Properties, Inc.	17,769	636,130
GEO Group, Inc. (The)	11,239	309,522
GGP, Inc.	44,094	900,840
Global Net Lease, Inc.	11,110	226,977
Government Properties Income Trust	12,529	198,585
Gramercy Property Trust	10,632	290,466
HCP, Inc.	32,948	850,717
Healthcare Realty Trust, Inc.	5,338	155,229
Healthcare Trust of America, Inc. Class A	8,039	216,731
Highwoods Properties, Inc.	4,200	213,066
Hospitality Properties Trust	13,992	400,311
Host Hotels & Resorts, Inc.	34,866	734,627
Hudson Pacific Properties, Inc.	5,765	204,254
Investors Real Estate Trust	23,059	127,516
Invitation Homes, Inc.	6,802	156,854
Iron Mountain, Inc.	18,917	662,284
JBG SMITH Properties	3,634	132,532
Kilroy Realty Corp.	2,418	182,898
Kimco Realty Corp.	35,243	598,779
Kite Realty Group Trust	14,181	242,211
Lamar Advertising Co. Class A	4,474	305,619
LaSalle Hotel Properties	10,125	346,579

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
Lexington Realty Trust	22,794	$198,992
Liberty Property Trust	8,515	377,470
Life Storage, Inc.	3,027	294,557
LTC Properties, Inc.	2,811	120,142
Macerich Co. (The)	8,005	454,924
Mack-Cali Realty Corp.	6,884	139,608
Medical Properties Trust, Inc.	31,731	445,503
Mid-America Apartment Communities, Inc.	4,137	416,472
Monmouth Real Estate Investment Corp.	6,473	106,999
National Health Investors, Inc.	2,430	179,042
National Retail Properties, Inc.	8,385	368,605
Omega Healthcare Investors, Inc.(a)	23,622	732,282
One Liberty Properties, Inc.	4,854	128,194
Outfront Media, Inc.	11,720	227,954
Paramount Group, Inc.	10,631	163,717
Park Hotels & Resorts, Inc.	15,656	479,543
Pebblebrook Hotel Trust	4,406	170,953
Pennsylvania Real Estate Investment Trust(a)	12,391	136,177
Physicians Realty Trust	11,767	187,566
Piedmont Office Realty Trust, Inc. Class A	9,151	182,379
PotlatchDeltic Corp.	2,492	126,718
Prologis, Inc.	18,882	1,240,359
PS Business Parks, Inc.	1,193	153,301
Public Storage	8,044	1,824,862
QTS Realty Trust, Inc. Class A	1,861	73,510
Ramco-Gershenson Properties Trust	9,411	124,319
Rayonier, Inc.	5,445	210,667
Realty Income Corp.	15,049	809,486
Regency Centers Corp.	6,246	387,752
Retail Opportunity Investments Corp.	7,210	138,144
Retail Properties of America, Inc. Class A	17,193	219,727
Rexford Industrial Realty, Inc.	960	30,134
RLJ Lodging Trust	14,667	323,407
Ryman Hospitality Properties, Inc.	2,852	237,144
Sabra Health Care REIT, Inc.	22,713	493,553
Safety Income & Growth, Inc.	5,342	101,338
Select Income REIT	10,301	231,463
Senior Housing Properties Trust	23,019	416,414
Simon Property Group, Inc.	17,352	2,953,137
SL Green Realty Corp.	3,888	390,861
Spirit Realty Capital, Inc.	52,154	418,797
STAG Industrial, Inc.	6,086	165,722
STORE Capital Corp.	10,767	295,016
Summit Hotel Properties, Inc.	7,825	111,976
Sun Communities, Inc.	3,067	300,198
Sunstone Hotel Investors, Inc.	2,703	44,924
Tanger Factory Outlet Centers, Inc.(a)	8,599	201,991
Taubman Centers, Inc.	3,711	218,058
UDR, Inc.	10,591	397,586
Uniti Group, Inc.(a)	25,605	512,868
Urban Edge Properties	6,175	141,222
Ventas, Inc.	20,788	1,183,877
VEREIT, Inc.	85,371	635,160
Vornado Realty Trust	7,384	545,825
W.P. Carey, Inc.	7,023	465,976
Washington Prime Group, Inc.	37,407	303,371
Washington Real Estate Investment Trust	4,559	138,274
Weingarten Realty Investors	8,141	250,824
Welltower, Inc.	23,488	1,472,463
Weyerhaeuser Co.	32,679	1,191,476
Xenia Hotels & Resorts, Inc.	7,873	191,786

Total Equity Real Estate Investment Trusts (REITs)		49,973,735

Food & Staples Retailing - 1.9%
Casey’s General Stores, Inc.	445	46,761
Costco Wholesale Corp.	5,964	1,246,357
Kroger Co. (The)	20,519	583,765
Sysco Corp.	15,579	1,063,890
Walgreens Boots Alliance, Inc.	27,692	1,661,935
Walmart, Inc.	77,937	6,675,304
Weis Markets, Inc.	1,391	74,196

Total Food & Staples Retailing		11,352,208

Food Products - 2.0%
Alico, Inc.	914	28,974
Archer-Daniels-Midland Co.	21,441	982,641
B&G Foods, Inc.(a)	4,728	141,367
Calavo Growers, Inc.	413	39,710
Campbell Soup Co.(a)	10,743	435,521
Conagra Brands, Inc.	11,396	407,179
Dean Foods Co.	6,475	68,052
Flowers Foods, Inc.	8,380	174,555
General Mills, Inc.	24,553	1,086,716
Hershey Co. (The)	4,426	411,884
Hormel Foods Corp.(a)	13,542	503,898
Ingredion, Inc.	1,526	168,928
J&J Snack Foods Corp.	196	29,884
J.M. Smucker Co. (The)	3,776	405,845
John B. Sanfilippo & Son, Inc.	1,237	92,095
Kellogg Co.	13,932	973,429
Kraft Heinz Co. (The)	48,892	3,071,395
Lamb Weston Holdings, Inc.	2,592	177,578
Lancaster Colony Corp.	771	106,722
McCormick & Co., Inc. Non-Voting Shares	3,594	417,227
Mondelez International, Inc. Class A	37,758	1,548,078
Pinnacle Foods, Inc.	3,434	223,416
Tyson Foods, Inc. Class A	4,862	334,749

Total Food Products		11,829,843

Gas Utilities - 0.3%
Atmos Energy Corp.	2,901	261,496
National Fuel Gas Co.	2,908	154,008
New Jersey Resources Corp.	2,356	105,431
Northwest Natural Gas Co.	1,977	126,133
ONE Gas, Inc.	1,645	122,947
South Jersey Industries, Inc.	3,834	128,324
Southwest Gas Holdings, Inc.	1,015	77,414
Spire, Inc.	2,151	151,968
UGI Corp.	4,126	214,841
WGL Holdings, Inc.	2,126	188,682

Total Gas Utilities		1,531,244

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
Health Care Equipment & Supplies - 1.1%
Abaxis, Inc.	894	$74,211
Abbott Laboratories	41,806	2,549,748
Baxter International, Inc.	6,868	507,133
Becton, Dickinson and Co.	4,312	1,032,983
Danaher Corp.	4,968	490,242
Dentsply Sirona, Inc.	879	38,474
Meridian Bioscience, Inc.	4,317	68,640
ResMed, Inc.	3,272	338,914
Stryker Corp.	5,228	882,800
Teleflex, Inc.	401	107,552
Zimmer Biomet Holdings, Inc.	1,926	214,634

Total Health Care Equipment & Supplies		6,305,331

Health Care Providers & Services - 1.8%
Aetna, Inc.	4,181	767,214
AmerisourceBergen Corp.	4,397	374,932
Anthem, Inc.	4,214	1,003,059
Cardinal Health, Inc.	12,152	593,382
Chemed Corp.	193	62,109
CVS Health Corp.	34,325	2,208,814
Encompass Health Corp.	2,928	198,284
Humana, Inc.	1,066	317,274
McKesson Corp.	2,386	318,292
Owens & Minor, Inc.	5,433	90,786
Patterson Cos., Inc.	3,067	69,529
Psychemedics Corp.	1,443	27,763
Quest Diagnostics, Inc.	3,211	353,017
UnitedHealth Group, Inc.	16,395	4,022,349

Total Health Care Providers & Services		10,406,804

Hotels, Restaurants & Leisure - 2.3%
Aramark	3,413	126,622
Brinker International, Inc.	2,872	136,707
Choice Hotels International, Inc.	1,220	92,232
Churchill Downs, Inc.	271	80,352
Cracker Barrel Old Country Store, Inc.(a)	785	122,625
Darden Restaurants, Inc.	4,265	456,611
Dine Brands Global, Inc.	2,431	181,839
Domino’s Pizza, Inc.	589	166,198
Dunkin’ Brands Group, Inc.(a)	2,449	169,152
Hilton Worldwide Holdings, Inc.	4,080	322,973
ILG, Inc.	5,102	168,519
Jack in the Box, Inc.	335	28,515
Las Vegas Sands Corp.	40,918	3,124,499
Marriott International, Inc. Class A	5,348	677,057
McDonald’s Corp.	23,503	3,682,685
MGM Resorts International	7,659	222,341
Ruth’s Hospitality Group, Inc.	2,452	68,779
Six Flags Entertainment Corp.(a)	4,327	303,106
Starbucks Corp.	36,257	1,771,154
Texas Roadhouse, Inc.	2,088	136,785
Vail Resorts, Inc.	929	254,723
Wendy’s Co. (The)	7,152	122,871
Wyndham Destinations, Inc.	3,300	146,091
Wynn Resorts Ltd.	1,422	237,957
Yum! Brands, Inc.	6,402	500,764

Total Hotels, Restaurants & Leisure		13,301,157

Household Durables - 0.3%
Bassett Furniture Industries, Inc.	822	22,646
CSS Industries, Inc.	2,172	36,707
D.R. Horton, Inc.	5,673	232,593
Leggett & Platt, Inc.	4,715	210,477
Lennar Corp. Class B	1,736	74,110
MDC Holdings, Inc.	3,644	112,126
Newell Brands, Inc.	18,618	480,158
PulteGroup, Inc.	6,109	175,634
Tupperware Brands Corp.	2,765	114,029
Whirlpool Corp.	2,662	389,264

Total Household Durables		1,847,744

Household Products - 2.0%
Church & Dwight Co., Inc.	4,819	256,178
Clorox Co. (The)	3,809	515,167
Colgate-Palmolive Co.	23,476	1,521,480
Energizer Holdings, Inc.	1,743	109,739
Kimberly-Clark Corp.	13,741	1,447,477
Oil-Dri Corp. of America	640	26,970
Procter & Gamble Co. (The)	96,105	7,501,956
Spectrum Brands Holdings, Inc.(a)	940	76,723

Total Household Products		11,455,690

Independent Power & Renewable Electricity Producers - 0.1%
AES Corp.	40,143	538,318
NRG Energy, Inc.	2,077	63,764
Ormat Technologies, Inc.	469	24,946
Pattern Energy Group, Inc. Class A	8,832	165,600

Total Independent Power & Renewable Electricity Producers		792,628

Industrial Conglomerates - 1.7%
3M Co.	15,009	2,952,571
Carlisle Cos., Inc.	1,024	110,909
General Electric Co.	291,941	3,973,317
Honeywell International, Inc.	18,378	2,647,351
Raven Industries, Inc.	873	33,567
Roper Technologies, Inc.	931	256,872

Total Industrial Conglomerates		9,974,587

Insurance - 2.3%
Aflac, Inc.	22,070	949,451
Allstate Corp. (The)	7,294	665,723
American Financial Group, Inc.	1,630	174,948
American International Group, Inc.	22,892	1,213,734
American National Insurance Co.	463	55,370
AMERISAFE, Inc.	1,556	89,859
AmTrust Financial Services, Inc.	19,718	287,291
Arthur J. Gallagher & Co.	5,878	383,716
Assurant, Inc.	1,660	171,793
Brown & Brown, Inc.	5,170	143,364
Cincinnati Financial Corp.	5,338	356,899
CNA Financial Corp.	8,268	377,682
CNO Financial Group, Inc.	4,104	78,140
Erie Indemnity Co. Class A	1,449	169,910

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
First American Financial Corp.	4,839	$250,273
FNF Group	9,324	350,769
Hanover Insurance Group, Inc. (The)	1,339	160,091
Hartford Financial Services Group, Inc. (The)	8,348	426,833
Horace Mann Educators Corp.	659	29,391
Infinity Property & Casualty Corp.	400	56,940
Lincoln National Corp.	4,767	296,746
Loews Corp.	1,155	55,763
Marsh & McLennan Cos., Inc.	11,242	921,507
Mercury General Corp.	3,199	145,746
MetLife, Inc.	37,922	1,653,399
Old Republic International Corp.	12,758	254,012
Principal Financial Group, Inc.	9,540	505,143
ProAssurance Corp.	1,849	65,547
Progressive Corp. (The)	9,551	564,942
Prudential Financial, Inc.	13,148	1,229,469
Reinsurance Group of America, Inc.	1,441	192,345
RLI Corp.	509	33,691
Safety Insurance Group, Inc.	907	77,458
Torchmark Corp.	1,911	155,575
Travelers Cos., Inc. (The)	7,250	886,965
Unum Group	5,833	215,763
W.R. Berkley Corp.	1,368	99,057

Total Insurance		13,745,305

Internet & Catalog Retail - 0.0%
Expedia Group, Inc.	1,665	200,116
Nutrisystem, Inc.	1,726	66,451

Total Internet & Catalog Retail		266,567

Internet Software & Services - 0.0%
j2 Global, Inc.	1,325	114,758
Reis, Inc.	3,689	80,420

Total Internet Software & Services		195,178

IT Services - 2.7%
Alliance Data Systems Corp.	605	141,086
Automatic Data Processing, Inc.	11,820	1,585,535
Booz Allen Hamilton Holding Corp.	3,374	147,545
Broadridge Financial Solutions, Inc.	2,949	339,430
Cass Information Systems, Inc.	868	59,736
Cognizant Technology Solutions Corp. Class A	5,995	473,545
Convergys Corp.	2,007	49,051
DXC Technology Co.	2,536	204,427
Fidelity National Information Services, Inc.	5,023	532,589
International Business Machines Corp.	44,635	6,235,509
Jack Henry & Associates, Inc.	1,539	200,624
Leidos Holdings, Inc.	4,359	257,181
ManTech International Corp. Class A	795	42,644
MasterCard, Inc. Class A	8,028	1,577,662
Paychex, Inc.	12,907	882,193
Sabre Corp.	10,240	252,314
Science Applications International Corp.	944	76,398
Total System Services, Inc.	2,107	178,084
Visa, Inc. Class A	15,916	2,108,074
Western Union Co. (The)	20,033	407,271

Total IT Services		15,750,898

Leisure Products - 0.1%
Brunswick Corp.	1,617	104,264
Escalade, Inc.	1,866	26,311
Hasbro, Inc.	3,713	342,747
Marine Products Corp.	1,997	35,507
Polaris Industries, Inc.	1,580	193,044

Total Leisure Products		701,873

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.	4,042	249,957
Bio-Techne Corp.	764	113,034
Luminex Corp.	2,094	61,836
Thermo Fisher Scientific, Inc.	1,723	356,902

Total Life Sciences Tools & Services		781,729

Machinery - 1.6%
Albany International Corp. Class A	757	45,533
Allison Transmission Holdings, Inc.	3,815	154,469
Caterpillar, Inc.	16,315	2,213,456
Crane Co.	1,687	135,179
Cummins, Inc.	5,446	724,318
Deere & Co.	6,934	969,373
Donaldson Co., Inc.	3,187	143,797
Dover Corp.	4,059	297,119
Flowserve Corp.	2,772	111,989
Fortive Corp.	2,194	169,179
Graco, Inc.	3,585	162,114
Graham Corp.	2,246	57,969
Greenbrier Cos., Inc. (The)	855	45,101
Hurco Cos., Inc.	708	31,683
IDEX Corp.	1,614	220,279
Illinois Tool Works, Inc.	8,124	1,125,499
Kennametal, Inc.	2,295	82,390
Lincoln Electric Holdings, Inc.	1,756	154,107
Lindsay Corp.	322	31,231
Nordson Corp.	1,097	140,866
Oshkosh Corp.	1,324	93,104
PACCAR, Inc.	6,059	375,416
Parker-Hannifin Corp.	2,674	416,743
Snap-on, Inc.	1,224	196,721
Stanley Black & Decker, Inc.	3,231	429,109
Timken Co. (The)	2,832	123,334
Toro Co. (The)	2,159	130,080
Trinity Industries, Inc.	3,177	108,844
Xylem, Inc.	2,789	187,923

Total Machinery		9,076,925

Media - 1.9%
AMC Entertainment Holdings, Inc. Class A	5,896	93,746
CBS Corp. Class A	2,092	118,491
CBS Corp. Class B Non-Voting Shares	4,503	253,159

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
Cinemark Holdings, Inc.	4,672	$163,894
Comcast Corp. Class A	96,746	3,174,236
Entercom Communications Corp. Class A(a)	6,832	51,582
Gannett Co., Inc.	10,224	109,397
Interpublic Group of Cos., Inc. (The)	17,479	409,708
John Wiley & Sons, Inc. Class A	1,610	100,464
Marcus Corp. (The)	1,067	34,677
Meredith Corp.(a)	2,068	105,468
New Media Investment Group, Inc.	4,105	75,860
News Corp. Class A	10,362	160,611
Nexstar Media Group, Inc. Class A(a)	847	62,170
Omnicom Group, Inc.	9,415	718,082
Sinclair Broadcast Group, Inc. Class A	2,625	84,394
Sirius XM Holdings, Inc.(a)	50,027	338,683
TEGNA, Inc.	6,481	70,319
Tribune Media Co. Class A	3,636	139,150
Twenty-First Century Fox, Inc. Class A	12,770	634,541
Twenty-First Century Fox, Inc. Class B	13,802	680,024
Viacom, Inc. Class B	14,070	424,351
Walt Disney Co. (The)	29,668	3,109,503

Total Media		11,112,510

Metals & Mining - 0.3%
Commercial Metals Co.	4,132	87,227
Compass Minerals International, Inc.(a)	2,198	144,518
Kaiser Aluminum Corp.	441	45,913
Newmont Mining Corp.	5,979	225,468
Nucor Corp.	10,205	637,812
Reliance Steel & Aluminum Co.	2,183	191,100
Royal Gold, Inc.	1,043	96,832
Steel Dynamics, Inc.	5,133	235,861
United States Steel Corp.	1,437	49,936
Worthington Industries, Inc.	1,705	71,559

Total Metals & Mining		1,786,226

Multi-Utilities - 1.6%
Ameren Corp.	9,457	575,458
Avista Corp.	1,172	61,718
Black Hills Corp.	2,397	146,720
CenterPoint Energy, Inc.	20,224	560,407
CMS Energy Corp.	8,652	409,067
Consolidated Edison, Inc.	12,086	942,466
Dominion Energy, Inc.	28,660	1,954,039
DTE Energy Co.	6,627	686,756
MDU Resources Group, Inc.	6,889	197,577
NiSource, Inc.	10,398	273,259
NorthWestern Corp.	2,386	136,599
Public Service Enterprise Group, Inc.	21,243	1,150,096
SCANA Corp.	10,116	389,668
Sempra Energy	8,193	951,289
Vectren Corp.	3,353	239,572
WEC Energy Group, Inc.	11,898	769,206

Total Multi-Utilities		9,443,897

Multiline Retail - 0.8%
Big Lots, Inc.	1,076	44,955
Dollar General Corp.	3,792	373,891
Kohl’s Corp.	9,360	682,344
Macy’s, Inc.	23,099	864,596
Nordstrom, Inc.	6,922	358,421
Target Corp.	27,114	2,063,918

Total Multiline Retail		4,388,125

Oil, Gas & Consumable Fuels - 8.2%
Anadarko Petroleum Corp.	3,227	236,378
Andeavor	4,299	563,943
Apache Corp.	11,984	560,252
Cabot Oil & Gas Corp.	3,242	77,160
Chevron Corp.	84,633	10,700,150
Cimarex Energy Co.	340	34,592
ConocoPhillips	29,879	2,080,176
CVR Energy, Inc.(a)	7,110	262,999
Delek U.S. Holdings, Inc.	2,328	116,796
Devon Energy Corp.	4,620	203,095
EOG Resources, Inc.	4,485	558,069
EQT Corp.	829	45,744
Evolution Petroleum Corp.	4,270	42,059
Exxon Mobil Corp.	195,815	16,199,775
Hess Corp.	8,711	582,679
HollyFrontier Corp.	6,461	442,126
Kinder Morgan, Inc.	78,206	1,381,900
Marathon Oil Corp.	15,263	318,386
Marathon Petroleum Corp.	15,333	1,075,763
Murphy Oil Corp.	8,358	282,250
Noble Energy, Inc.	9,814	346,238
Occidental Petroleum Corp.	41,953	3,510,627
ONEOK, Inc.	26,236	1,832,060
Panhandle Oil and Gas, Inc. Class A	1,434	27,389
PBF Energy, Inc. Class A	5,107	214,136
Phillips 66	17,619	1,978,790
Range Resources Corp.	4,416	73,880
SemGroup Corp. Class A	7,611	193,319
Targa Resources Corp.	21,420	1,060,076
Valero Energy Corp.	17,410	1,929,550
Williams Cos., Inc. (The)	42,652	1,156,296
World Fuel Services Corp.	1,749	35,697

Total Oil, Gas & Consumable Fuels		48,122,350

Paper & Forest Products - 0.1%
Domtar Corp.	3,015	143,936
KapStone Paper and Packaging Corp.	3,125	107,812
Schweitzer-Mauduit International, Inc.	990	43,283

Total Paper & Forest Products		295,031

Personal Products - 0.2%
Coty, Inc. Class A	26,329	371,239
Estee Lauder Cos., Inc. (The) Class A	3,789	540,652
Inter Parfums, Inc.	672	35,952
Medifast, Inc.	407	65,185

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
Nu Skin Enterprises, Inc. Class A	1,805	$141,133

Total Personal Products		1,154,161

Pharmaceuticals - 5.5%
Bristol-Myers Squibb Co.	51,079	2,826,712
Eli Lilly & Co.	33,321	2,843,281
Johnson & Johnson	80,042	9,712,296
Merck & Co., Inc.	116,212	7,054,068
Pfizer, Inc.	265,074	9,616,885
Zoetis, Inc.	4,006	341,271

Total Pharmaceuticals		32,394,513

Professional Services - 0.2%
CRA International, Inc.	1,651	84,019
Dun & Bradstreet Corp. (The)	926	113,574
Equifax, Inc.	1,892	236,708
Forrester Research, Inc.	782	32,805
Heidrick & Struggles International, Inc.	2,318	81,130
Kelly Services, Inc. Class A	1,048	23,528
Kforce, Inc.	2,285	78,376
ManpowerGroup, Inc.	1,523	131,069
Resources Connection, Inc.	3,519	59,471
Robert Half International, Inc.	2,733	177,918

Total Professional Services		1,018,598

Real Estate Management & Development - 0.1%
Griffin Industrial Realty, Inc.	1,650	72,583
Jones Lang LaSalle, Inc.	194	32,202
Kennedy-Wilson Holdings, Inc.	9,846	208,243
Realogy Holdings Corp.(a)	2,760	62,928

Total Real Estate Management & Development		375,956

Road & Rail - 0.9%
CSX Corp.	16,618	1,059,896
JB Hunt Transport Services, Inc.	1,568	190,590
Kansas City Southern	1,334	141,351
Norfolk Southern Corp.	6,407	966,624
Old Dominion Freight Line, Inc.	225	33,516
Ryder System, Inc.	1,689	121,372
Union Pacific Corp.	20,102	2,848,051
Universal Logistics Holdings, Inc.	2,555	67,069

Total Road & Rail		5,428,469

Semiconductors & Semiconductor Equipment - 3.3%
Analog Devices, Inc.	9,355	897,332
Applied Materials, Inc.	11,635	537,421
Brooks Automation, Inc.	2,572	83,899
Cabot Microelectronics Corp.	322	34,634
Cypress Semiconductor Corp.	13,359	208,133
Intel Corp.	146,394	7,277,246
KLA-Tencor Corp.	4,675	479,328
Lam Research Corp.	2,342	404,815
Maxim Integrated Products, Inc.	9,946	583,432
Microchip Technology, Inc.	5,395	490,675
NVE Corp.	379	46,155
NVIDIA Corp.	2,499	592,013
QUALCOMM, Inc.	65,609	3,681,977
Skyworks Solutions, Inc.	3,492	337,502
Teradyne, Inc.	2,594	98,753
Texas Instruments, Inc.	30,342	3,345,205
Xilinx, Inc.	6,391	417,077

Total Semiconductors & Semiconductor Equipment		19,515,597

Software - 4.2%
Activision Blizzard, Inc.	4,961	378,624
CA, Inc.	15,916	567,405
CDK Global, Inc.	1,239	80,597
Intuit, Inc.	3,344	683,196
Microsoft Corp.	190,999	18,834,411
Oracle Corp.	79,237	3,491,182
SS&C Technologies Holdings, Inc.	2,214	114,907
Symantec Corp.	9,051	186,903
TiVo Corp.	6,519	87,681

Total Software		24,424,906

Specialty Retail - 2.2%
Abercrombie & Fitch Co. Class A	5,094	124,701
American Eagle Outfitters, Inc.	8,309	193,184
Barnes & Noble, Inc.	13,876	88,113
Bed Bath & Beyond, Inc.	6,330	126,125
Best Buy Co., Inc.	8,084	602,905
Cato Corp. (The) Class A	4,779	117,659
Chico’s FAS, Inc.	10,195	82,987
Children’s Place, Inc. (The)	243	29,354
Dick’s Sporting Goods, Inc.	3,278	115,550
DSW, Inc. Class A	4,429	114,357
Foot Locker, Inc.	4,522	238,083
GameStop Corp. Class A(a)	11,566	168,517
Gap, Inc. (The)	12,380	400,988
Guess?, Inc.	4,518	96,685
Haverty Furniture Cos., Inc.	1,841	39,766
Home Depot, Inc. (The)	28,035	5,469,628
L Brands, Inc.	14,771	544,754
Lowe’s Cos., Inc.	19,451	1,858,932
Office Depot, Inc.	37,549	95,750
Penske Automotive Group, Inc.	3,010	141,019
Ross Stores, Inc.	3,783	320,609
Tailored Brands, Inc.	3,238	82,634
Tiffany & Co.	3,055	402,038
TJX Cos., Inc. (The)	12,972	1,234,675
Tractor Supply Co.	2,522	192,908
Williams-Sonoma, Inc.(a)	3,278	201,204

Total Specialty Retail		13,083,125

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	94,769	17,542,690
Hewlett Packard Enterprise Co.	41,574	607,396
HP, Inc.	56,229	1,275,836
NetApp, Inc.	4,993	392,100
Western Digital Corp.	8,998	696,535
Xerox Corp.	10,048	241,152

Total Technology Hardware, Storage & Peripherals		20,755,709

Textiles, Apparel & Luxury Goods - 0.7%
Carter’s, Inc.	652	70,670

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Dividend Fund (DTD)

June 30, 2018

Investments	Shares	Value
Columbia Sportswear Co.	1,538	$140,681
Culp, Inc.	1,666	40,900
Hanesbrands, Inc.	12,780	281,416
NIKE, Inc. Class B	20,643	1,644,834
Ralph Lauren Corp.	1,565	196,752
Tapestry, Inc.	10,711	500,311
VF Corp.	12,178	992,750
Wolverine World Wide, Inc.	1,413	49,130

Total Textiles, Apparel & Luxury Goods		3,917,444

Thrifts & Mortgage Finance - 0.2%
Capitol Federal Financial, Inc.	6,729	88,554
ESSA Bancorp, Inc.	6,755	106,932
Meta Financial Group, Inc.	323	31,460
New York Community Bancorp, Inc.	34,254	378,164
Northwest Bancshares, Inc.	6,536	113,661
Provident Financial Holdings, Inc.	5,616	107,153
Provident Financial Services, Inc.	4,220	116,177
Southern Missouri Bancorp, Inc.	759	29,616
TFS Financial Corp.	14,715	232,055
Washington Federal, Inc.	3,408	111,442

Total Thrifts & Mortgage Finance		1,315,214

Tobacco - 2.0%
Altria Group, Inc.	86,999	4,940,673
Philip Morris International, Inc.	77,045	6,220,614
Universal Corp.	1,420	93,791
Vector Group Ltd.	13,816	263,609

Total Tobacco		11,518,687

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	776	54,436
Fastenal Co.	8,211	395,196
GATX Corp.	1,521	112,904
Kaman Corp.	702	48,922
MSC Industrial Direct Co., Inc. Class A	1,129	95,796
W.W. Grainger, Inc.	1,510	465,684
Watsco, Inc.	883	157,421

Total Trading Companies & Distributors		1,330,359

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	9,872	416,598

Water Utilities - 0.1%
American Water Works Co., Inc.	3,947	336,995
Aqua America, Inc.	6,205	218,292
Artesian Resources Corp. Class A	770	29,853
Global Water Resources, Inc.	3,154	29,647
Middlesex Water Co.	704	29,688
York Water Co. (The)	855	27,189

Total Water Utilities		671,664

Wireless Telecommunication Services - 0.0%
Shenandoah Telecommunications Co.	855	27,958
Telephone & Data Systems, Inc.	3,985	109,269

Total Wireless Telecommunication Services		137,227

TOTAL COMMON STOCKS (Cost: $470,209,137)		586,207,738

EXCHANGE-TRADED FUND - 0.0%

United States - 0.0%
WisdomTree U.S. Total Earnings Fund(b) (Cost: $29)	1	32

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(c) (Cost: $1,360,316)(d)	1,360,316	1,360,316

TOTAL INVESTMENTS IN SECURITIES - 100.1% (Cost: $471,569,482)		587,568,086
Other Assets less Liabilities - (0.1)%		(324,675)

NET ASSETS - 100.0%		$587,243,411

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Affiliated company (See Note 4).
(c)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(d)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $4,812,573 and the total market value of the collateral held by the Fund was $4,979,307. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $3,618,991.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
COMMON STOCKS - 99.9%

United States - 99.9%

Aerospace & Defense - 2.6%
AAR Corp.	182	$8,461
Boeing Co. (The)	1,343	450,590
BWX Technologies, Inc.	201	12,526
Curtiss-Wright Corp.	125	14,878
Esterline Technologies Corp.*	113	8,339
General Dynamics Corp.	865	161,245
Harris Corp.	273	39,459
HEICO Corp.	240	17,521
Hexcel Corp.	275	18,255
Huntington Ingalls Industries, Inc.	136	29,483
KLX, Inc.*	122	8,772
L3 Technologies, Inc.	217	41,734
Lockheed Martin Corp.	655	193,507
Mercury Systems, Inc.*	103	3,920
Moog, Inc. Class A	128	9,979
Northrop Grumman Corp.	442	136,003
Raytheon Co.	649	125,374
Rockwell Collins, Inc.	285	38,384
Spirit AeroSystems Holdings, Inc. Class A	215	18,471
Teledyne Technologies, Inc.*	56	11,147
Textron, Inc.	701	46,203
TransDigm Group, Inc.	101	34,859
Triumph Group, Inc.	417	8,173
United Technologies Corp.	2,426	303,323

Total Aerospace & Defense		1,740,606

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	300	25,098
Expeditors International of Washington, Inc.	364	26,609
FedEx Corp.	702	159,396
Forward Air Corp.	146	8,626
United Parcel Service, Inc. Class B	1,718	182,503
XPO Logistics, Inc.*	130	13,023

Total Air Freight & Logistics		415,255

Airlines - 0.9%
Alaska Air Group, Inc.	627	37,865
Allegiant Travel Co.	62	8,615
American Airlines Group, Inc.	2,164	82,145
Delta Air Lines, Inc.	3,849	190,679
Hawaiian Holdings, Inc.	256	9,203
JetBlue Airways Corp.*	1,684	31,962
Southwest Airlines Co.	1,896	96,469
Spirit Airlines, Inc.*(a)	316	11,487
United Continental Holdings, Inc.*	1,729	120,563

Total Airlines		588,988

Auto Components - 0.4%
American Axle & Manufacturing Holdings, Inc.*	925	14,393
BorgWarner, Inc.	332	14,329
Cooper Tire & Rubber Co.	356	9,363
Cooper-Standard Holdings, Inc.*	81	10,584
Dana, Inc.	1,252	25,278
Dorman Products, Inc.*	118	8,060
Fox Factory Holding Corp.*	145	6,750
Gentex Corp.	1,000	23,020
Gentherm, Inc.*	182	7,153
Goodyear Tire & Rubber Co. (The)	1,761	41,014
LCI Industries	45	4,057
Lear Corp.	355	65,962
Modine Manufacturing Co.*	292	5,329
Standard Motor Products, Inc.	157	7,589
Stoneridge, Inc.*	364	12,791
Tenneco, Inc.	287	12,616
Tower International, Inc.	232	7,378
Visteon Corp.*	95	12,278

Total Auto Components		287,944

Automobiles - 1.0%
Ford Motor Co.	20,181	223,404
General Motors Co.	9,657	380,486
Harley-Davidson, Inc.	626	26,342
Thor Industries, Inc.	165	16,069

Total Automobiles		646,301

Banks - 10.0%
1st Source Corp.	211	11,274
Ameris Bancorp	186	9,923
Associated Banc-Corp.	561	15,315
Banc of California, Inc.	360	7,038
BancFirst Corp.	138	8,170
BancorpSouth Bank	353	11,631
Bank of America Corp.	37,846	1,066,879
Bank of Hawaii Corp.	130	10,845
Bank of the Ozarks, Inc.	440	19,818
BankUnited, Inc.	344	14,052
Banner Corp.	153	9,200
BB&T Corp.	2,506	126,403
Berkshire Hills Bancorp, Inc.	156	6,334
BOK Financial Corp.	210	19,742
Boston Private Financial Holdings, Inc.	595	9,460
Brookline Bancorp, Inc.	131	2,437
Camden National Corp.	252	11,519
Cathay General Bancorp	313	12,673
CenterState Bank Corp.	102	3,042
Central Pacific Financial Corp.	351	10,056
Chemical Financial Corp.	206	11,468
CIT Group, Inc.	285	14,367
Citigroup, Inc.	10,778	721,264
Citizens Financial Group, Inc.	1,703	66,247
City Holding Co.	167	12,563
CoBiz Financial, Inc.	529	11,363
Codorus Valley Bancorp, Inc.	124	3,804
Comerica, Inc.	540	49,097
Commerce Bancshares, Inc.	309	19,995
Cullen/Frost Bankers, Inc.	204	22,081
CVB Financial Corp.	402	9,013
East West Bancorp, Inc.	491	32,013
Enterprise Financial Services Corp.	276	14,890
FB Financial Corp.	183	7,452

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
FCB Financial Holdings, Inc. Class A*	206	$12,113
Fifth Third Bancorp	3,687	105,817
First Bancorp	23	941
First Busey Corp.	294	9,326
First Citizens BancShares, Inc. Class A	31	12,502
First Financial Bancorp	45	1,379
First Financial Bankshares, Inc.	195	9,925
First Foundation, Inc.*	198	3,671
First Hawaiian, Inc.	403	11,695
First Horizon National Corp.	612	10,918
First Merchants Corp.	228	10,579
First Republic Bank	415	40,168
Flushing Financial Corp.	295	7,699
FNB Corp.	834	11,192
Fulton Financial Corp.	259	4,274
German American Bancorp, Inc.	230	8,245
Glacier Bancorp, Inc.	267	10,328
Great Southern Bancorp, Inc.	29	1,659
Great Western Bancorp, Inc.	266	11,169
Guaranty Bancorp	446	13,291
Hancock Whitney Corp.	251	11,709
Hanmi Financial Corp.	343	9,724
Heartland Financial USA, Inc.	204	11,189
Heritage Financial Corp.	135	4,705
Hilltop Holdings, Inc.	456	10,064
Home BancShares, Inc.	441	9,949
Hope Bancorp, Inc.	447	7,970
Horizon Bancorp, Inc.	508	10,511
Huntington Bancshares, Inc.	3,034	44,782
Iberiabank Corp.	134	10,157
Independent Bank Corp.	688	23,046
International Bancshares Corp.	144	6,163
Investors Bancorp, Inc.	826	10,565
JPMorgan Chase & Co.	13,116	1,366,687
KeyCorp	3,652	71,360
Lakeland Bancorp, Inc.	448	8,893
Lakeland Financial Corp.	108	5,205
M&T Bank Corp.	448	76,227
MB Financial, Inc.	262	12,235
National Bank Holdings Corp. Class A	321	12,387
National Commerce Corp.*	271	12,547
Old National Bancorp	535	9,951
Pacific Premier Bancorp, Inc.*	176	6,714
PacWest Bancorp	398	19,669
Park National Corp.	42	4,680
Peapack Gladstone Financial Corp.	19	657
People’s United Financial, Inc.	800	14,472
Pinnacle Financial Partners, Inc.	157	9,632
PNC Financial Services Group, Inc. (The)	1,601	216,295
Popular, Inc.	297	13,427
Preferred Bank	21	1,291
Prosperity Bancshares, Inc.	226	15,449
Regions Financial Corp.	3,922	69,733
Renasant Corp.	193	8,785
Republic Bancorp, Inc. Class A	168	7,610
S&T Bancorp, Inc.	249	10,767
Sandy Spring Bancorp, Inc.	133	5,454
Seacoast Banking Corp. of Florida*	386	12,190
ServisFirst Bancshares, Inc.	235	9,807
Signature Bank*	155	19,821
South State Corp.	107	9,229
Southside Bancshares, Inc.	56	1,886
Stock Yards Bancorp, Inc.	237	9,042
SunTrust Banks, Inc.	1,667	110,055
SVB Financial Group*	120	34,651
Synovus Financial Corp.	375	19,811
TCF Financial Corp.	606	14,920
Texas Capital Bancshares, Inc.*	142	12,993
Tompkins Financial Corp.	83	7,128
Towne Bank	303	9,726
TriCo Bancshares	35	1,311
Triumph Bancorp, Inc.*	233	9,495
U.S. Bancorp	5,794	289,816
UMB Financial Corp.	116	8,843
Umpqua Holdings Corp.	669	15,113
Union Bankshares Corp.	223	8,670
United Bankshares, Inc.	242	8,809
United Community Banks, Inc.	344	10,550
Valley National Bancorp	950	11,552
Webster Financial Corp.	253	16,116
Wells Fargo & Co.	18,808	1,042,716
WesBanco, Inc.	218	9,819
West Bancorporation, Inc.	174	4,376
Western Alliance Bancorp*	314	17,776
Wintrust Financial Corp.	61	5,310
Zions Bancorp	516	27,188

Total Banks		6,587,699

Beverages - 1.5%
Boston Beer Co., Inc. (The) Class A*	33	9,890
Brown-Forman Corp. Class B	716	35,091
Coca-Cola Co. (The)	5,749	252,151
Constellation Brands, Inc. Class A	476	104,182
Dr. Pepper Snapple Group, Inc.	432	52,704
MGP Ingredients, Inc.	61	5,417
Molson Coors Brewing Co. Class B	1,805	122,812
Monster Beverage Corp.*	713	40,855
National Beverage Corp.*	55	5,880
PepsiCo, Inc.	3,424	372,771

Total Beverages		1,001,753

Biotechnology - 3.1%
AbbVie, Inc.	3,951	366,060
Alexion Pharmaceuticals, Inc.*	256	31,782
Amgen, Inc.	2,685	495,624
Biogen, Inc.*	673	195,332
Celgene Corp.*	1,986	157,728
Concert Pharmaceuticals, Inc.*	305	5,133
Eagle Pharmaceuticals, Inc.*(a)	120	9,079
Emergent BioSolutions, Inc.*	144	7,271
Exelixis, Inc.*	353	7,597
Gilead Sciences, Inc.	9,005	637,914
Myriad Genetics, Inc.*	218	8,147

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
PDL BioPharma, Inc.*	2,392	$5,597
Regeneron Pharmaceuticals, Inc.*	192	66,238
United Therapeutics Corp.*	308	34,850
Vertex Pharmaceuticals, Inc.*	87	14,787

Total Biotechnology		2,043,139

Building Products - 0.3%
A.O. Smith Corp.	350	20,703
AAON, Inc.	201	6,683
Apogee Enterprises, Inc.	138	6,648
Armstrong World Industries, Inc.*	168	10,618
Builders FirstSource, Inc.*	346	6,328
Continental Building Products, Inc.*	230	7,257
Fortune Brands Home & Security, Inc.	402	21,583
JELD-WEN Holding, Inc.*	560	16,010
Lennox International, Inc.	94	18,814
Masco Corp.	691	25,857
Owens Corning	188	11,914
Patrick Industries, Inc.*	66	3,752
Simpson Manufacturing Co., Inc.	146	9,080
Trex Co., Inc.*	121	7,573
Universal Forest Products, Inc.	241	8,825
USG Corp.*	312	13,453

Total Building Products		195,098

Capital Markets - 3.8%
Affiliated Managers Group, Inc.	153	22,747
Ameriprise Financial, Inc.	576	80,571
Artisan Partners Asset Management, Inc. Class A	143	4,311
Bank of New York Mellon Corp. (The)	3,749	202,184
BGC Partners, Inc. Class A	604	6,837
BlackRock, Inc.	394	196,622
CBOE Global Markets, Inc.	96	9,991
Charles Schwab Corp. (The)	2,377	121,465
CME Group, Inc.	581	95,238
Cohen & Steers, Inc.	198	8,259
E*TRADE Financial Corp.*	637	38,959
Eaton Vance Corp.	255	13,308
Evercore, Inc. Class A	144	15,185
FactSet Research Systems, Inc.	73	14,461
Federated Investors, Inc. Class B	407	9,491
Franklin Resources, Inc.	2,153	69,004
GAMCO Investors, Inc. Class A	139	3,720
Goldman Sachs Group, Inc. (The)	1,830	403,643
Greenhill & Co., Inc.(a)	216	6,134
Houlihan Lokey, Inc.	150	7,683
Intercontinental Exchange, Inc.	1,349	99,219
Legg Mason, Inc.	407	14,135
LPL Financial Holdings, Inc.	249	16,319
MarketAxess Holdings, Inc.	27	5,342
Moelis & Co. Class A	164	9,619
Moody’s Corp.	456	77,775
Morgan Stanley	7,186	340,616
Morningstar, Inc.	130	16,672
MSCI, Inc.	147	24,318
Nasdaq, Inc.	483	44,083
Northern Trust Corp.	610	62,763
Piper Jaffray Cos.	85	6,532
Raymond James Financial, Inc.	470	41,994
S&P Global, Inc.	595	121,315
SEI Investments Co.	328	20,507
State Street Corp.	1,279	119,062
Stifel Financial Corp.	234	12,226
T. Rowe Price Group, Inc.	762	88,461
TD Ameritrade Holding Corp.	922	50,498
Waddell & Reed Financial, Inc. Class A(a)	406	7,296

Total Capital Markets		2,508,565

Chemicals - 1.5%
AdvanSix, Inc.*	134	4,908
Air Products & Chemicals, Inc.	456	71,013
Albemarle Corp.	127	11,980
Balchem Corp.	51	5,005
Cabot Corp.	273	16,863
Celanese Corp. Series A	446	49,533
Chemours Co. (The)	374	16,591
DowDuPont, Inc.	2,479	163,416
Eastman Chemical Co.	614	61,375
Ecolab, Inc.	561	78,725
FMC Corp.	146	13,025
H.B. Fuller Co.	156	8,374
Huntsman Corp.	825	24,090
Ingevity Corp.*	69	5,579
International Flavors & Fragrances, Inc.	143	17,726
Kronos Worldwide, Inc.	805	18,137
Minerals Technologies, Inc.	153	11,529
Mosaic Co. (The)	876	24,572
NewMarket Corp.	42	16,989
Olin Corp.	172	4,940
PolyOne Corp.	268	11,583
PPG Industries, Inc.	649	67,321
Praxair, Inc.	619	97,895
Quaker Chemical Corp.	15	2,323
RPM International, Inc.	301	17,554
Scotts Miracle-Gro Co. (The)	128	10,644
Sensient Technologies Corp.	65	4,651
Sherwin-Williams Co. (The)	153	62,358
Stepan Co.	109	8,503
Valvoline, Inc.	748	16,134
W.R. Grace & Co.	125	9,164
Westlake Chemical Corp.	353	37,993

Total Chemicals		970,493

Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	173	5,048
Brady Corp. Class A	236	9,098
Cintas Corp.	178	32,942
Clean Harbors, Inc.*	30	1,667
Copart, Inc.*	430	24,321
Deluxe Corp.	161	10,660
Ennis, Inc.	339	6,899

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Healthcare Services Group, Inc.	143	$6,176
Herman Miller, Inc.	252	8,543
KAR Auction Services, Inc.	294	16,111
Knoll, Inc.	309	6,430
Matthews International Corp. Class A	104	6,115
McGrath RentCorp	152	9,617
MSA Safety, Inc.	91	8,767
Multi-Color Corp.	65	4,202
Pitney Bowes, Inc.	1,091	9,350
Quad/Graphics, Inc.	315	6,561
Republic Services, Inc.	726	49,629
Rollins, Inc.	255	13,408
SP Plus Corp.*	184	6,845
Steelcase, Inc. Class A	704	9,504
Stericycle, Inc.*	211	13,776
Tetra Tech, Inc.	113	6,611
Viad Corp.	132	7,161
Waste Management, Inc.	942	76,622

Total Commercial Services & Supplies		356,063

Communications Equipment - 1.4%
Acacia Communications, Inc.*(a)	195	6,788
ADTRAN, Inc.	274	4,069
Applied Optoelectronics, Inc.*(a)	155	6,959
Arista Networks, Inc.*	102	26,264
Ciena Corp.*	443	11,744
Cisco Systems, Inc.	14,879	640,243
CommScope Holding Co., Inc.*	265	7,739
EchoStar Corp. Class A*	143	6,349
F5 Networks, Inc.*	188	32,421
Finisar Corp.*(a)	809	14,562
InterDigital, Inc.	217	17,555
Juniper Networks, Inc.	1,317	36,112
Motorola Solutions, Inc.	372	43,290
NETGEAR, Inc.*	119	7,437
Oclaro, Inc.*	1,457	13,011
Plantronics, Inc.	143	10,904
Ubiquiti Networks, Inc.*(a)	223	18,893
Viavi Solutions, Inc.*	765	7,834

Total Communications Equipment		912,174

Construction & Engineering - 0.2%
AECOM*	524	17,308
Argan, Inc.	164	6,716
Dycom Industries, Inc.*	91	8,600
EMCOR Group, Inc.	110	8,380
Fluor Corp.	253	12,341
Granite Construction, Inc.	88	4,898
IES Holdings, Inc.*	591	9,899
Jacobs Engineering Group, Inc.	237	15,047
MasTec, Inc.*	317	16,088
Primoris Services Corp.	245	6,671
Quanta Services, Inc.*	409	13,661
Valmont Industries, Inc.	76	11,457

Total Construction & Engineering		131,066

Construction Materials - 0.1%
Eagle Materials, Inc.	118	12,386
Martin Marietta Materials, Inc.	118	26,353
Summit Materials, Inc. Class A*	196	5,145
Vulcan Materials Co.	178	22,973

Total Construction Materials		66,857

Consumer Finance - 1.3%
Ally Financial, Inc.	1,997	52,461
American Express Co.	2,704	264,992
Capital One Financial Corp.	2,055	188,855
Credit Acceptance Corp.*	61	21,558
Discover Financial Services	1,720	121,105
Encore Capital Group, Inc.*	197	7,210
Navient Corp.	2,406	31,350
Nelnet, Inc. Class A	259	15,128
OneMain Holdings, Inc.*	400	13,316
Santander Consumer USA Holdings, Inc.	2,144	40,929
SLM Corp.*	1,523	17,438
Synchrony Financial	3,208	107,083
World Acceptance Corp.*	82	9,103

Total Consumer Finance		890,528

Containers & Packaging - 0.4%
AptarGroup, Inc.	141	13,166
Avery Dennison Corp.	216	22,054
Ball Corp.	374	13,296
Bemis Co., Inc.	273	11,523
Berry Global Group, Inc.*	341	15,665
Crown Holdings, Inc.*	489	21,888
Graphic Packaging Holding Co.	697	10,113
Greif, Inc. Class A	121	6,400
International Paper Co.	1,090	56,767
Owens-Illinois, Inc.*	641	10,775
Packaging Corp. of America	224	25,041
Sealed Air Corp.	245	10,400
Silgan Holdings, Inc.	343	9,203
Sonoco Products Co.	294	15,435
WestRock Co.	631	35,980

Total Containers & Packaging		277,706

Distributors - 0.1%
Core-Mark Holding Co., Inc.	102	2,315
Genuine Parts Co.	393	36,074
LKQ Corp.*	753	24,021
Pool Corp.	52	7,878

Total Distributors		70,288

Diversified Consumer Services - 0.2%
Adtalem Global Education, Inc.*	180	8,658
Bright Horizons Family Solutions, Inc.*	113	11,585
Capella Education Co.	55	5,429
Graham Holdings Co. Class B	14	8,205
Grand Canyon Education, Inc.*	101	11,273
H&R Block, Inc.	878	20,001
Service Corp. International	603	21,581

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
ServiceMaster Global Holdings, Inc.*	296	$17,603
Sotheby’s*	153	8,314
Weight Watchers International, Inc.*	140	14,154

Total Diversified Consumer Services		126,803

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B*	5,467	1,020,416
Jefferies Financial Group, Inc.	1,261	28,675

Total Diversified Financial Services		1,049,091

Diversified Telecommunication Services - 2.6%
AT&T, Inc.	23,832	765,246
CenturyLink, Inc.	1,244	23,188
Cincinnati Bell, Inc.*	212	3,328
Iridium Communications, Inc.*(a)	548	8,823
Verizon Communications, Inc.	17,864	898,738
Zayo Group Holdings, Inc.*	156	5,691

Total Diversified Telecommunication Services		1,705,014

Electric Utilities - 1.8%
ALLETE, Inc.	126	9,754
Alliant Energy Corp.	450	19,044
American Electric Power Co., Inc.	1,449	100,343
Avangrid, Inc.	705	37,316
Duke Energy Corp.	1,754	138,706
Edison International	1,180	74,658
Evergy, Inc.	388	21,786
Eversource Energy	905	53,042
Exelon Corp.	2,981	126,990
Hawaiian Electric Industries, Inc.	229	7,855
IDACORP, Inc.	107	9,870
NextEra Energy, Inc.	1,534	256,224
OGE Energy Corp.	700	24,647
Otter Tail Corp.	216	10,282
PG&E Corp.	2,611	111,124
Pinnacle West Capital Corp.	366	29,485
Portland General Electric Co.	271	11,588
PPL Corp.	2,465	70,376
Southern Co. (The)	603	27,925
Xcel Energy, Inc.	1,276	58,288

Total Electric Utilities		1,199,303

Electrical Equipment - 0.4%
Acuity Brands, Inc.	109	12,630
AMETEK, Inc.	474	34,204
Atkore International Group, Inc.*	299	6,210
Emerson Electric Co.	1,443	99,769
EnerSys	194	14,480
Generac Holdings, Inc.*	166	8,587
Hubbell, Inc.	129	13,641
Powell Industries, Inc.	60	2,090
Regal Beloit Corp.	168	13,742
Rockwell Automation, Inc.	231	38,399
Sunrun, Inc.*(a)	1,202	15,806

Total Electrical Equipment		259,558

Electronic Equipment, Instruments & Components - 0.8%
Amphenol Corp. Class A	657	57,258
Anixter International, Inc.*	136	8,609
Arrow Electronics, Inc.*	350	26,348
Avnet, Inc.	421	18,057
AVX Corp.	648	10,154
Benchmark Electronics, Inc.	215	6,267
CDW Corp.	351	28,357
Cognex Corp.	192	8,565
Coherent, Inc.*	36	5,631
Corning, Inc.	4,142	113,946
Dolby Laboratories, Inc. Class A	236	14,559
ePlus, Inc.*	67	6,305
FLIR Systems, Inc.	259	13,460
II-VI, Inc.*	109	4,736
Insight Enterprises, Inc.*	181	8,856
IPG Photonics Corp.*	98	21,622
Jabil, Inc.	272	7,524
KEMET Corp.*	1,263	30,501
Keysight Technologies, Inc.*	361	21,310
Littelfuse, Inc.	55	12,550
Methode Electronics, Inc.	183	7,375
National Instruments Corp.	142	5,961
OSI Systems, Inc.*	62	4,795
PC Connection, Inc.	225	7,470
Plexus Corp.*	113	6,728
Sanmina Corp.*	269	7,882
ScanSource, Inc.*	201	8,100
SYNNEX Corp.	107	10,327
Tech Data Corp.*	87	7,144
Trimble, Inc.*	327	10,739
Vishay Intertechnology, Inc.	372	8,630

Total Electronic Equipment, Instruments & Components		509,766

Energy Equipment & Services - 0.1%
Apergy Corp.*	213	8,893
Diamond Offshore Drilling, Inc.*(a)	546	11,390
Halliburton Co.	402	18,114
Key Energy Services, Inc.*	551	8,948
RPC, Inc.(a)	292	4,254

Total Energy Equipment & Services		51,599

Equity Real Estate Investment Trusts (REITs) - 2.7%
Acadia Realty Trust	217	5,939
Alexander & Baldwin, Inc.	225	5,288
Alexandria Real Estate Equities, Inc.	53	6,687
American Tower Corp.	447	64,444
Apartment Investment & Management Co. Class A	287	12,140
Apple Hospitality REIT, Inc.	687	12,284
AvalonBay Communities, Inc.	274	47,098
Boston Properties, Inc.	227	28,470
Brixmor Property Group, Inc.	1,002	17,465
Camden Property Trust	108	9,842

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
CBL & Associates Properties, Inc.(a)	1,288	$7,174
Columbia Property Trust, Inc.	737	16,737
CoreCivic, Inc.	527	12,590
CoreSite Realty Corp.	60	6,649
Cousins Properties, Inc.	1,689	16,366
Crown Castle International Corp.	264	28,464
CubeSmart	330	10,633
DCT Industrial Trust, Inc.	176	11,744
DiamondRock Hospitality Co.	729	8,952
Digital Realty Trust, Inc.	110	12,274
Douglas Emmett, Inc.	187	7,514
Duke Realty Corp.	630	18,289
EastGroup Properties, Inc.	36	3,440
EPR Properties	217	14,059
Equinix, Inc.	38	16,336
Equity LifeStyle Properties, Inc.	130	11,947
Equity Residential	664	42,290
Essex Property Trust, Inc.	120	28,688
Extra Space Storage, Inc.	223	22,258
Federal Realty Investment Trust	130	16,451
First Industrial Realty Trust, Inc.	337	11,236
Forest City Realty Trust, Inc. Class A	323	7,368
Gaming and Leisure Properties, Inc.	617	22,089
GEO Group, Inc. (The)	401	11,044
GGP, Inc.	1,772	36,202
Global Net Lease, Inc.	182	3,718
Gramercy Property Trust	233	6,366
HCP, Inc.	1,146	29,590
Healthcare Realty Trust, Inc.	302	8,782
Hospitality Properties Trust	434	12,417
Host Hotels & Resorts, Inc.	1,720	36,240
Iron Mountain, Inc.	327	11,448
Kilroy Realty Corp.	134	10,136
Kimco Realty Corp.	1,099	18,672
Lamar Advertising Co. Class A	235	16,053
LaSalle Hotel Properties	382	13,076
Lexington Realty Trust	713	6,224
Liberty Property Trust	477	21,145
Life Storage, Inc.	78	7,590
Macerich Co. (The)	123	6,990
Medical Properties Trust, Inc.	1,109	15,570
Mid-America Apartment Communities, Inc.	98	9,866
National Health Investors, Inc.	144	10,610
National Retail Properties, Inc.	292	12,836
Omega Healthcare Investors, Inc.(a)	450	13,950
Outfront Media, Inc.	324	6,302
Paramount Group, Inc.	230	3,542
Park Hotels & Resorts, Inc.	5,258	161,053
Pebblebrook Hotel Trust	233	9,040
Piedmont Office Realty Trust, Inc. Class A	721	14,370
Prologis, Inc.	1,585	104,119
Public Storage	322	73,049
Ramco-Gershenson Properties Trust	494	6,526
Rayonier, Inc.	377	14,586
Realty Income Corp.	347	18,665
Regency Centers Corp.	144	8,940
Retail Properties of America, Inc. Class A	829	10,595
Rexford Industrial Realty, Inc.	243	7,628
RLJ Lodging Trust	521	11,488
Ryman Hospitality Properties, Inc.	143	11,890
Sabra Health Care REIT, Inc.	352	7,649
SBA Communications Corp.*	40	6,605
Simon Property Group, Inc.	617	105,007
SL Green Realty Corp.	60	6,032
Spirit MTA REIT*	40	412
Spirit Realty Capital, Inc.	400	3,212
STORE Capital Corp.	385	10,549
Summit Hotel Properties, Inc.	478	6,840
Sunstone Hotel Investors, Inc.	686	11,401
Tanger Factory Outlet Centers, Inc.(a)	408	9,584
Taubman Centers, Inc.	116	6,816
Terreno Realty Corp.	21	791
Tier REIT, Inc.	479	11,391
UDR, Inc.	486	18,244
Urban Edge Properties	323	7,387
Urstadt Biddle Properties, Inc. Class A	33	747
Ventas, Inc.	1,041	59,285
Vornado Realty Trust	589	43,539
W.P. Carey, Inc.	207	13,734
Washington Prime Group, Inc.	1,472	11,938
Weingarten Realty Investors	432	13,310
Welltower, Inc.	779	48,836
Weyerhaeuser Co.	576	21,001
Xenia Hotels & Resorts, Inc.	512	12,472

Total Equity Real Estate Investment Trusts (REITs)		1,780,305

Food & Staples Retailing - 1.8%
Casey’s General Stores, Inc.	77	8,091
Costco Wholesale Corp.	810	169,274
Kroger Co. (The)	3,289	93,572
Performance Food Group Co.*	235	8,625
PriceSmart, Inc.	85	7,693
Rite Aid Corp.*(a)	4,308	7,453
SpartanNash Co.	193	4,925
Sprouts Farmers Market, Inc.*	384	8,475
Sysco Corp.	1,091	74,504
U.S. Foods Holding Corp.*	510	19,288
United Natural Foods, Inc.*	173	7,380
Walgreens Boots Alliance, Inc.	3,247	194,869
Walmart, Inc.	6,793	581,820
Weis Markets, Inc.	156	8,321

Total Food & Staples Retailing		1,194,290

Food Products - 1.4%
Archer-Daniels-Midland Co.	1,698	77,819
B&G Foods, Inc.(a)	199	5,950
Campbell Soup Co.(a)	1,217	49,337
Conagra Brands, Inc.	1,093	39,053
Flowers Foods, Inc.	385	8,020
General Mills, Inc.	1,689	74,755
Hain Celestial Group, Inc. (The)*	148	4,410

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Hershey Co. (The)	357	$33,223
Hormel Foods Corp.	1,326	49,341
Ingredion, Inc.	183	20,258
J&J Snack Foods Corp.	45	6,861
J.M. Smucker Co. (The)	312	33,534
Kellogg Co.	675	47,162
Kraft Heinz Co. (The)	2,902	182,304
Lamb Weston Holdings, Inc.	356	24,390
McCormick & Co., Inc. Non-Voting Shares	243	28,210
Mondelez International, Inc. Class A	2,718	111,438
Pilgrim’s Pride Corp.*	977	19,667
Pinnacle Foods, Inc.	153	9,954
Sanderson Farms, Inc.	102	10,725
Seaboard Corp.	4	15,851
Seneca Foods Corp. Class A*	139	3,753
Tootsie Roll Industries, Inc.(a)	211	6,509
Tyson Foods, Inc. Class A	1,198	82,482

Total Food Products		945,006

Gas Utilities - 0.2%
Atmos Energy Corp.	278	25,059
Chesapeake Utilities Corp.	13	1,039
National Fuel Gas Co.	305	16,153
New Jersey Resources Corp.	144	6,444
Northwest Natural Gas Co.	29	1,850
Southwest Gas Holdings, Inc.	146	11,136
Spire, Inc.	97	6,853
UGI Corp.	548	28,534
WGL Holdings, Inc.	37	3,284

Total Gas Utilities		100,352

Health Care Equipment & Supplies - 1.5%
Abbott Laboratories	2,111	128,750
ABIOMED, Inc.*	39	15,953
Align Technology, Inc.*	60	20,528
Avanos Medical, Inc.*	116	6,641
Baxter International, Inc.	905	66,825
Becton, Dickinson and Co.	282	67,556
Boston Scientific Corp.*	2,444	79,919
Cantel Medical Corp.	61	6,000
Cooper Cos., Inc. (The)	95	22,368
Danaher Corp.	1,476	145,652
Edwards Lifesciences Corp.*	375	54,589
Globus Medical, Inc. Class A*	182	9,184
Haemonetics Corp.*	81	7,264
Hill-Rom Holdings, Inc.	103	8,996
Hologic, Inc.*	1,036	41,181
IDEXX Laboratories, Inc.*	84	18,307
Inogen, Inc.*	38	7,081
Integra LifeSciences Holdings Corp.*	107	6,892
Intuitive Surgical, Inc.*	136	65,073
Masimo Corp.*	74	7,226
Neogen Corp.*	77	6,175
NuVasive, Inc.*	95	4,951
ResMed, Inc.	217	22,477
Stryker Corp.	691	116,682
Teleflex, Inc.	50	13,410
Varian Medical Systems, Inc.*	123	13,988
West Pharmaceutical Services, Inc.	83	8,241
Zimmer Biomet Holdings, Inc.	360	40,118

Total Health Care Equipment & Supplies		1,012,027

Health Care Providers & Services - 3.8%
Acadia Healthcare Co., Inc.*	325	13,296
Aetna, Inc.	569	104,412
Amedisys, Inc.*	105	8,973
AmerisourceBergen Corp.	630	53,720
AMN Healthcare Services, Inc.*	169	9,903
Anthem, Inc.	784	186,616
Cardinal Health, Inc.	1,086	53,029
Centene Corp.*	489	60,250
Cigna Corp.	652	110,807
CVS Health Corp.	3,944	253,796
DaVita, Inc.*	568	39,442
Encompass Health Corp.	321	21,738
Ensign Group, Inc. (The)	275	9,851
Express Scripts Holding Co.*	3,014	232,711
HCA Healthcare, Inc.	1,661	170,419
Henry Schein, Inc.*	482	35,012
Humana, Inc.	417	124,112
Laboratory Corp. of America Holdings*	266	47,755
LifePoint Health, Inc.*	254	12,395
McKesson Corp.	1,817	242,388
MEDNAX, Inc.*	300	12,984
National HealthCare Corp.	123	8,657
Owens & Minor, Inc.	455	7,603
Patterson Cos., Inc.	347	7,867
Premier, Inc. Class A*	748	27,212
Quest Diagnostics, Inc.	398	43,756
Select Medical Holdings Corp.*	376	6,824
Tivity Health, Inc.*(a)	147	5,174
UnitedHealth Group, Inc.	2,202	540,239
Universal Health Services, Inc. Class B	364	40,564
WellCare Health Plans, Inc.*	112	27,579

Total Health Care Providers & Services		2,519,084

Health Care Technology - 0.1%
Cerner Corp.*	578	34,559
Cotiviti Holdings, Inc.*	209	9,223
HealthStream, Inc.	174	4,752
Veeva Systems, Inc. Class A*	99	7,609

Total Health Care Technology		56,143

Hotels, Restaurants & Leisure - 1.7%
Aramark	519	19,255
BJ’s Restaurants, Inc.	159	9,540
Bloomin’ Brands, Inc.	357	7,176
Boyd Gaming Corp.	246	8,526
Brinker International, Inc.	238	11,329
Cheesecake Factory, Inc. (The)(a)	185	10,186
Chipotle Mexican Grill, Inc.*	28	12,078
Choice Hotels International, Inc.	107	8,089
Cracker Barrel Old Country Store, Inc.(a)	74	11,559

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Darden Restaurants, Inc.	328	$35,116
Dave & Buster’s Entertainment, Inc.*	148	7,045
Domino’s Pizza, Inc.	69	19,470
Dunkin’ Brands Group, Inc.(a)	209	14,436
Extended Stay America, Inc.	607	13,117
Hilton Grand Vacations, Inc.*	184	6,385
Hyatt Hotels Corp. Class A	206	15,893
ILG, Inc.	225	7,432
International Speedway Corp. Class A	203	9,074
Jack in the Box, Inc.	58	4,937
Las Vegas Sands Corp.	1,714	130,881
Marriott International, Inc. Class A	636	80,518
Marriott Vacations Worldwide Corp.	88	9,940
McDonald’s Corp.	1,895	296,927
MGM Resorts International	989	28,711
Papa John’s International, Inc.(a)	123	6,239
Penn National Gaming, Inc.*	1,707	57,338
Pinnacle Entertainment, Inc.*	189	6,375
Planet Fitness, Inc. Class A*	143	6,283
Six Flags Entertainment Corp.(a)	99	6,935
Sonic Corp.	235	8,089
Starbucks Corp.	2,888	141,079
Texas Roadhouse, Inc.	182	11,923
Vail Resorts, Inc.	59	16,177
Wyndham Destinations, Inc.	300	13,281
Wyndham Hotels & Resorts, Inc.	300	17,649
Wynn Resorts Ltd.	139	23,260
Yum! Brands, Inc.	815	63,749

Total Hotels, Restaurants & Leisure		1,155,997

Household Durables - 0.7%
Century Communities, Inc.*	202	6,373
D.R. Horton, Inc.	1,126	46,166
Hooker Furniture Corp.	150	7,035
Installed Building Products, Inc.*	84	4,750
KB Home	300	8,172
La-Z-Boy, Inc.	197	6,028
Leggett & Platt, Inc.	425	18,972
Lennar Corp. Class A	1,118	58,695
LGI Homes, Inc.*(a)	112	6,466
MDC Holdings, Inc.	362	11,139
Meritage Homes Corp.*	227	9,977
Mohawk Industries, Inc.*	200	42,854
Newell Brands, Inc.	2,340	60,349
NVR, Inc.*	10	29,703
PulteGroup, Inc.	1,130	32,487
Taylor Morrison Home Corp. Class A*	291	6,047
Tempur Sealy International, Inc.*(a)	186	8,937
Toll Brothers, Inc.	587	21,713
TRI Pointe Group, Inc.*	588	9,620
Tupperware Brands Corp.	170	7,011
Whirlpool Corp.	264	38,605

Total Household Durables		441,099

Household Products - 1.2%
Central Garden and Pet Co. Class A*	205	8,296
Church & Dwight Co., Inc.	534	28,387
Clorox Co. (The)	265	35,841
Colgate-Palmolive Co.	1,798	116,528
Energizer Holdings, Inc.	258	16,244
Kimberly-Clark Corp.	1,022	107,658
Procter & Gamble Co. (The)	6,244	487,407
Spectrum Brands Holdings, Inc.(a)	153	12,488

Total Household Products		812,849

Independent Power & Renewable Electricity Producers - 0.0%
Ormat Technologies, Inc.	168	8,936
Industrial Conglomerates - 1.5%
3M Co.	1,331	261,834
Carlisle Cos., Inc.	173	18,738
General Electric Co.	27,683	376,766
Honeywell International, Inc.	1,932	278,305
Raven Industries, Inc.	150	5,767
Roper Technologies, Inc.	145	40,007

Total Industrial Conglomerates		981,417

Insurance - 2.6%
Aflac, Inc.	3,628	156,077
Allstate Corp. (The)	1,555	141,925
American Equity Investment Life Holding Co.	556	20,016
American Financial Group, Inc.	412	44,220
American National Insurance Co.	87	10,404
Arthur J. Gallagher & Co.	443	28,919
Assurant, Inc.	150	15,523
Brown & Brown, Inc.	678	18,801
Cincinnati Financial Corp.	400	26,744
CNA Financial Corp.	1,041	47,553
CNO Financial Group, Inc.	1,228	23,381
Erie Indemnity Co. Class A	107	12,547
FBL Financial Group, Inc. Class A	105	8,269
First American Financial Corp.	212	10,965
FNF Group	886	33,331
Genworth Financial, Inc. Class A*	6,316	28,422
Hartford Financial Services Group, Inc. (The)	483	24,696
Kemper Corp.	128	9,683
Lincoln National Corp.	1,072	66,732
Loews Corp.	1,172	56,584
Markel Corp.*	5	5,422
Marsh & McLennan Cos., Inc.	1,326	108,692
Mercury General Corp.	178	8,110
MetLife, Inc.	1,887	82,273
National General Holdings Corp.	405	10,664
National Western Life Group, Inc. Class A	21	6,452
Navigators Group, Inc. (The)	132	7,524

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Old Republic International Corp.	1,209	$24,071
Primerica, Inc.	109	10,856
Principal Financial Group, Inc.	1,430	75,718
ProAssurance Corp.	157	5,566
Progressive Corp. (The)	1,478	87,424
Prudential Financial, Inc.	2,110	197,306
Reinsurance Group of America, Inc.	299	39,911
RLI Corp.	125	8,274
Selective Insurance Group, Inc.	135	7,425
Torchmark Corp.	364	29,633
Travelers Cos., Inc. (The)	982	120,138
Universal Insurance Holdings, Inc.	326	11,443
Unum Group	1,013	37,471
W.R. Berkley Corp.	428	30,991

Total Insurance		1,700,156

Internet & Catalog Retail - 0.8%
Amazon.com, Inc.*	95	161,481
Booking Holdings, Inc.*	119	241,224
Expedia Group, Inc.	210	25,240
Netflix, Inc.*	129	50,494
Nutrisystem, Inc.	108	4,158
Qurate Retail, Inc.*	1,494	31,703
TripAdvisor, Inc.*	134	7,465

Total Internet & Catalog Retail		521,765

Internet Software & Services - 4.3%
Akamai Technologies, Inc.*	298	21,823
Alphabet, Inc. Class A*	1,149	1,297,439
Cars.com, Inc.*	318	9,028
eBay, Inc.*	11,523	417,824
Facebook, Inc. Class A*	4,888	949,836
GrubHub, Inc.*	67	7,029
IAC/InterActiveCorp*	185	28,211
j2 Global, Inc.	125	10,826
Match Group, Inc.*(a)	894	34,634
SPS Commerce, Inc.*	74	5,437
Stamps.com, Inc.*	42	10,628
VeriSign, Inc.*	213	29,270

Total Internet Software & Services		2,821,985

IT Services - 3.5%
Alliance Data Systems Corp.	130	30,316
Automatic Data Processing, Inc.	882	118,311
Black Knight, Inc.*	116	6,212
Booz Allen Hamilton Holding Corp.	369	16,136
Broadridge Financial Solutions, Inc.	231	26,588
CACI International, Inc. Class A*	57	9,607
Cognizant Technology Solutions Corp. Class A	1,551	122,514
Convergys Corp.	406	9,923
CoreLogic, Inc.*	120	6,228
DXC Technology Co.	161	12,978
EPAM Systems, Inc.*	59	7,335
Euronet Worldwide, Inc.*	141	11,812
ExlService Holdings, Inc.*	108	6,114
Fidelity National Information Services, Inc.	335	35,520
First Data Corp. Class A*	2,502	52,367
Fiserv, Inc.*	813	60,235
FleetCor Technologies, Inc.*	178	37,496
Global Payments, Inc.	101	11,260
International Business Machines Corp.	4,186	584,784
Jack Henry & Associates, Inc.	131	17,077
Leidos Holdings, Inc.	298	17,582
ManTech International Corp. Class A	148	7,939
MasterCard, Inc. Class A	1,784	350,592
MAXIMUS, Inc.	200	12,422
Paychex, Inc.	713	48,734
PayPal Holdings, Inc.*	1,224	101,922
Perspecta, Inc.	80	1,644
Sabre Corp.	523	12,887
Science Applications International Corp.	103	8,336
Syntel, Inc.*	438	14,055
Teradata Corp.*	147	5,902
Total System Services, Inc.	292	24,680
Visa, Inc. Class A	3,308	438,145
Western Union Co. (The)	2,474	50,296
WEX, Inc.*	42	8,000
Worldpay, Inc. Class A*	204	16,683

Total IT Services		2,302,632

Leisure Products - 0.2%
Acushnet Holdings Corp.	326	7,974
American Outdoor Brands Corp.*	608	7,314
Brunswick Corp.	298	19,215
Callaway Golf Co.	932	17,680
Hasbro, Inc.	390	36,001
Polaris Industries, Inc.	80	9,775
Sturm Ruger & Co., Inc.	144	8,064

Total Leisure Products		106,023

Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	613	37,908
Bruker Corp.	250	7,260
Cambrex Corp.*	145	7,583
Charles River Laboratories International, Inc.*	119	13,359
Illumina, Inc.*	213	59,489
Mettler-Toledo International, Inc.*	36	20,830
PerkinElmer, Inc.	187	13,694
PRA Health Sciences, Inc.*	102	9,523
Thermo Fisher Scientific, Inc.	727	150,591
Waters Corp.*	147	28,458

Total Life Sciences Tools & Services		348,695

Machinery - 1.7%
AGCO Corp.	124	7,529
Alamo Group, Inc.	57	5,151

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Albany International Corp. Class A	95	$5,714
Allison Transmission Holdings, Inc.	424	17,168
Barnes Group, Inc.	182	10,720
Caterpillar, Inc.	560	75,975
Colfax Corp.*	308	9,440
Crane Co.	123	9,856
Cummins, Inc.	531	70,623
Deere & Co.	826	115,475
Donaldson Co., Inc.	299	13,491
Dover Corp.	426	31,183
EnPro Industries, Inc.	350	24,482
Federal Signal Corp.	307	7,150
Flowserve Corp.	256	10,342
Fortive Corp.	708	54,594
Franklin Electric Co., Inc.	159	7,171
Global Brass & Copper Holdings, Inc.	234	7,336
Graco, Inc.	198	8,954
Greenbrier Cos., Inc. (The)	165	8,704
Hillenbrand, Inc.	234	11,033
Hyster-Yale Materials Handling, Inc.	76	4,883
IDEX Corp.	138	18,834
Illinois Tool Works, Inc.	768	106,399
ITT, Inc.	264	13,799
Kadant, Inc.	55	5,288
Kennametal, Inc.	194	6,965
Lincoln Electric Holdings, Inc.	190	16,674
Lindsay Corp.	80	7,759
Meritor, Inc.*	800	16,456
Middleby Corp. (The)*	147	15,350
Mueller Industries, Inc.	245	7,230
Nordson Corp.	106	13,611
Oshkosh Corp.	150	10,548
PACCAR, Inc.	1,088	67,412
Parker-Hannifin Corp.	322	50,184
Proto Labs, Inc.*	68	8,089
RBC Bearings, Inc.*	49	6,312
Rexnord Corp.*	267	7,759
Snap-on, Inc.	195	31,340
Standex International Corp.	68	6,950
Stanley Black & Decker, Inc.	429	56,975
Timken Co. (The)	174	7,578
Toro Co. (The)	246	14,822
Trinity Industries, Inc.	362	12,402
Wabash National Corp.	271	5,057
WABCO Holdings, Inc.*	106	12,404
Wabtec Corp.	203	20,012
Watts Water Technologies, Inc. Class A	127	9,957
Welbilt, Inc.*	314	7,005
Woodward, Inc.	189	14,527
Xylem, Inc.	214	14,419

Total Machinery		1,109,091

Marine - 0.0%
Kirby Corp.*	133	11,119
Matson, Inc.	255	9,787

Total Marine		20,906

Media - 3.1%
AMC Networks, Inc. Class A*	357	22,205
Cable One, Inc.	10	7,333
CBS Corp. Class B Non-Voting Shares	1,500	84,330
Charter Communications, Inc. Class A*	144	42,222
Cinemark Holdings, Inc.	381	13,366
Comcast Corp. Class A	15,235	499,860
Discovery, Inc. Class A*(a)	2,132	58,630
DISH Network Corp. Class A*	1,555	52,264
Entravision Communications Corp. Class A	1,512	7,560
GCI Liberty, Inc. Class A*	808	36,425
Gray Television, Inc.*	611	9,654
Interpublic Group of Cos., Inc. (The)	1,653	38,746
John Wiley & Sons, Inc. Class A	109	6,802
Liberty Media Corp - Liberty Formula One Series C*	617	22,909
Liberty Media Corp - Liberty SiriusXM Class A*	755	34,013
Liberty Media Corp - Liberty SiriusXM Series C*	423	19,187
Meredith Corp.(a)	181	9,231
MSG Networks, Inc. Class A*	580	13,891
New York Times Co. (The) Class A	405	10,490
Nexstar Media Group, Inc. Class A(a)	78	5,725
Omnicom Group, Inc.	913	69,635
Sinclair Broadcast Group, Inc. Class A	413	13,278
Sirius XM Holdings, Inc.(a)	9,007	60,977
TEGNA, Inc.	1,171	12,705
Twenty-First Century Fox, Inc. Class A	5,112	254,015
Viacom, Inc. Class B	3,601	108,606
Walt Disney Co. (The)	5,023	526,461
WideOpenWest, Inc.*	735	7,100
World Wrestling Entertainment, Inc. Class A(a)	155	11,287

Total Media		2,058,907

Metals & Mining - 0.5%
Alcoa Corp.*	435	20,393
Carpenter Technology Corp.	124	6,519
Cleveland-Cliffs, Inc.*(a)	1,600	13,488
Compass Minerals International, Inc.(a)	139	9,139
Freeport-McMoRan, Inc.	3,983	68,746
Kaiser Aluminum Corp.	79	8,225
Materion Corp.	114	6,173
Newmont Mining Corp.	147	5,543
Nucor Corp.	1,039	64,937
Reliance Steel & Aluminum Co.	247	21,622
Royal Gold, Inc.	120	11,141
Steel Dynamics, Inc.	768	35,290
United States Steel Corp.	244	8,479
Warrior Met Coal, Inc.	963	26,550

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Worthington Industries, Inc.	271	$11,374

Total Metals & Mining		317,619

Multi-Utilities - 0.8%
Ameren Corp.	582	35,415
Black Hills Corp.	179	10,956
CenterPoint Energy, Inc.	1,279	35,441
CMS Energy Corp.	642	30,354
Consolidated Edison, Inc.	740	57,705
Dominion Energy, Inc.	1,493	101,793
DTE Energy Co.	509	52,748
MDU Resources Group, Inc.	574	16,462
NiSource, Inc.	749	19,684
NorthWestern Corp.	210	12,022
Public Service Enterprise Group, Inc.	603	32,646
SCANA Corp.	563	21,687
Sempra Energy	571	66,299
Vectren Corp.	168	12,004
WEC Energy Group, Inc.	850	54,952

Total Multi-Utilities		560,168

Multiline Retail - 0.7%
Big Lots, Inc.	167	6,977
Dillard’s, Inc. Class A(a)	130	12,285
Dollar General Corp.	753	74,246
Dollar Tree, Inc.*	526	44,710
Kohl’s Corp.	725	52,853
Macy’s, Inc.	1,527	57,156
Nordstrom, Inc.	648	33,553
Ollie’s Bargain Outlet Holdings, Inc.*	124	8,990
Target Corp.	2,445	186,113

Total Multiline Retail		476,883

Oil, Gas & Consumable Fuels - 3.3%
Andeavor	381	49,980
Apache Corp.	951	44,459
Callon Petroleum Co.*	563	6,047
Carrizo Oil & Gas, Inc.*	331	9,218
Chevron Corp.	3,099	391,807
Cimarex Energy Co.	198	20,145
Concho Resources, Inc.*	235	32,512
ConocoPhillips	96	6,684
Delek U.S. Holdings, Inc.	120	6,020
Devon Energy Corp.	2,321	102,031
Diamondback Energy, Inc.	214	28,156
Exxon Mobil Corp.	9,055	749,120
HollyFrontier Corp.	428	29,288
Kinder Morgan, Inc.	3,960	69,973
Laredo Petroleum, Inc.*	759	7,302
Marathon Petroleum Corp.	1,419	99,557
Matador Resources Co.*	462	13,883
Newfield Exploration Co.*	705	21,326
Occidental Petroleum Corp.	480	40,166
ONEOK, Inc.	445	31,074
Par Pacific Holdings, Inc.*	350	6,083
PBF Energy, Inc. Class A	407	17,065
Phillips 66	1,140	128,033
Pioneer Natural Resources Co.	53	10,030
RSP Permian, Inc.*	172	7,571
Southwestern Energy Co.*	3,389	17,962
SRC Energy, Inc.*	780	8,596
Talos Energy, Inc.*	625	20,081
Valero Energy Corp.	1,359	150,618
W&T Offshore, Inc.*	1,938	13,857
Williams Cos., Inc. (The)	942	25,538

Total Oil, Gas & Consumable Fuels		2,164,182

Paper & Forest Products - 0.1%
Domtar Corp.	236	11,267
Louisiana-Pacific Corp.	699	19,027
Neenah, Inc.	92	7,806
Schweitzer-Mauduit International, Inc.	160	6,995

Total Paper & Forest Products		45,095

Personal Products - 0.2%
Edgewell Personal Care Co.*	209	10,546
Estee Lauder Cos., Inc. (The) Class A	617	88,040
Nu Skin Enterprises, Inc. Class A	118	9,226
USANA Health Sciences, Inc.*	69	7,956

Total Personal Products		115,768

Pharmaceuticals - 3.0%
Bristol-Myers Squibb Co.	3,579	198,062
Catalent, Inc.*	156	6,535
Eli Lilly & Co.	1,458	124,411
Innoviva, Inc.*	531	7,328
Johnson & Johnson	6,667	808,974
Merck & Co., Inc.	3,393	205,955
Pfizer, Inc.	15,928	577,868
Phibro Animal Health Corp. Class A	207	9,532
Prestige Brands Holdings, Inc.*	147	5,642
Supernus Pharmaceuticals, Inc.*	121	7,242
Zoetis, Inc.	756	64,403

Total Pharmaceuticals		2,015,952

Professional Services - 0.3%
ASGN, Inc.*	94	7,350
CoStar Group, Inc.*	21	8,665
Dun & Bradstreet Corp. (The)	101	12,388
Equifax, Inc.	269	33,655
Exponent, Inc.	180	8,694
FTI Consulting, Inc.*	125	7,560
Kelly Services, Inc. Class A	278	6,241
Korn/Ferry International	204	12,634
ManpowerGroup, Inc.	192	16,523
Robert Half International, Inc.	360	23,436
TransUnion	311	22,280
TriNet Group, Inc.*	212	11,859
TrueBlue, Inc.*	187	5,040
Verisk Analytics, Inc.*	293	31,538
WageWorks, Inc.*	75	3,750

Total Professional Services		211,613

Real Estate Management & Development - 0.2%
CBRE Group, Inc. Class A*	998	47,645

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Forestar Group, Inc.*	331	$6,868
HFF, Inc. Class A	192	6,595
Howard Hughes Corp. (The)*	41	5,432
Jones Lang LaSalle, Inc.	138	22,907
Marcus & Millichap, Inc.*	251	9,792
Realogy Holdings Corp.(a)	529	12,061

Total Real Estate Management & Development		111,300

Road & Rail - 1.0%
AMERCO	47	16,739
Avis Budget Group, Inc.*	182	5,915
CSX Corp.	1,842	117,483
Genesee & Wyoming, Inc. Class A*	76	6,180
Heartland Express, Inc.	305	5,658
JB Hunt Transport Services, Inc.	233	28,321
Kansas City Southern	287	30,410
Landstar System, Inc.	92	10,046
Norfolk Southern Corp.	740	111,644
Old Dominion Freight Line, Inc.	156	23,238
Ryder System, Inc.	146	10,492
Saia, Inc.*	109	8,813
Schneider National, Inc. Class B	429	11,802
Union Pacific Corp.	2,031	287,752

Total Road & Rail		674,493

Semiconductors & Semiconductor Equipment - 4.0%
Advanced Energy Industries, Inc.*	184	10,689
Amkor Technology, Inc.*	1,450	12,456
Analog Devices, Inc.	452	43,356
Applied Materials, Inc.	3,827	176,769
Brooks Automation, Inc.	208	6,785
Cabot Microelectronics Corp.	83	8,927
Cirrus Logic, Inc.*	254	9,736
Entegris, Inc.	245	8,306
Integrated Device Technology, Inc.*	221	7,045
Intel Corp.	18,333	911,333
KLA-Tencor Corp.	566	58,032
Lam Research Corp.	626	108,204
Maxim Integrated Products, Inc.	615	36,076
Microchip Technology, Inc.	361	32,833
Micron Technology, Inc.*	6,794	356,277
MKS Instruments, Inc.	197	18,853
Monolithic Power Systems, Inc.	57	7,619
NVIDIA Corp.	785	185,967
ON Semiconductor Corp.*	1,200	26,682
Power Integrations, Inc.	68	4,967
QUALCOMM, Inc.	4,165	233,740
Silicon Laboratories, Inc.*	69	6,872
Skyworks Solutions, Inc.	592	57,217
Teradyne, Inc.	629	23,946
Texas Instruments, Inc.	2,485	273,971
Ultra Clean Holdings, Inc.*	244	4,050
Universal Display Corp.(a)	27	2,322
Versum Materials, Inc.	341	12,668
Xilinx, Inc.	491	32,043

Total Semiconductors & Semiconductor Equipment		2,677,741

Software - 4.2%
ACI Worldwide, Inc.*	247	6,093
Activision Blizzard, Inc.	980	74,794
Adobe Systems, Inc.*	551	134,339
ANSYS, Inc.*	101	17,592
Aspen Technology, Inc.*	159	14,746
Blackbaud, Inc.	55	5,635
CA, Inc.	1,228	43,778
Cadence Design Systems, Inc.*	267	11,564
CDK Global, Inc.	261	16,978
Citrix Systems, Inc.*	333	34,912
Electronic Arts, Inc.*	644	90,817
Ellie Mae, Inc.*	54	5,607
Fortinet, Inc.*	125	7,804
Intuit, Inc.	367	74,980
Manhattan Associates, Inc.*	229	10,765
Microsoft Corp.	15,769	1,554,981
MicroStrategy, Inc. Class A*	50	6,387
Oracle Corp.	11,288	497,349
Paycom Software, Inc.*(a)	81	8,005
Pegasystems, Inc.	97	5,316
Qualys, Inc.*	87	7,334
Red Hat, Inc.*	135	18,140
SS&C Technologies Holdings, Inc.	305	15,829
Synopsys, Inc.*	103	8,814
Take-Two Interactive Software, Inc.*	88	10,416
Tyler Technologies, Inc.*	46	10,217
VMware, Inc. Class A*	632	92,885

Total Software		2,786,077

Specialty Retail - 2.8%
Aaron’s, Inc.	211	9,168
Advance Auto Parts, Inc.	205	27,818
American Eagle Outfitters, Inc.	712	16,554
Asbury Automotive Group, Inc.*	162	11,105
AutoNation, Inc.*(a)	409	19,869
AutoZone, Inc.*	100	67,093
Bed Bath & Beyond, Inc.	1,397	27,835
Best Buy Co., Inc.	1,087	81,068
Burlington Stores, Inc.*	152	22,881
Caleres, Inc.	211	7,256
CarMax, Inc.*(a)	582	42,410
Cato Corp. (The) Class A	236	5,810
Chico’s FAS, Inc.	758	6,170
Children’s Place, Inc. (The)	47	5,678
Dick’s Sporting Goods, Inc.	568	20,022
DSW, Inc. Class A	335	8,650
Floor & Decor Holdings, Inc. Class A*	120	5,920
Foot Locker, Inc.	707	37,224
GameStop Corp. Class A(a)	1,079	15,721
Gap, Inc. (The)	1,442	46,706
Genesco, Inc.*	158	6,273
Group 1 Automotive, Inc.	98	6,174

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
Home Depot, Inc. (The)	2,692	$525,209
L Brands, Inc.	979	36,106
Lithia Motors, Inc. Class A	105	9,930
Lowe’s Cos., Inc.	2,356	225,163
Michaels Cos., Inc. (The)*	981	18,806
Monro, Inc.	124	7,204
Murphy USA, Inc.*	117	8,692
O’Reilly Automotive, Inc.*	244	66,751
Office Depot, Inc.	4,896	12,485
Party City Holdco, Inc.*	604	9,211
Penske Automotive Group, Inc.	439	20,567
Ross Stores, Inc.	924	78,309
Sally Beauty Holdings, Inc.*	746	11,958
Sleep Number Corp.*	145	4,208
Tiffany & Co.	282	37,111
TJX Cos., Inc. (The)	1,878	178,748
Tractor Supply Co.	377	28,837
Ulta Salon Cosmetics & Fragrance, Inc.*	122	28,482
Urban Outfitters, Inc.*	343	15,281
Williams-Sonoma, Inc.(a)	347	21,299
Winmark Corp.	50	7,422

Total Specialty Retail		1,849,184

Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	16,402	3,036,174
Hewlett Packard Enterprise Co.	1,578	23,055
HP, Inc.	6,743	152,999
NCR Corp.*	430	12,891
NetApp, Inc.	641	50,338
Super Micro Computer, Inc.*	266	6,291
Western Digital Corp.	1,003	77,642
Xerox Corp.	1,043	25,032

Total Technology Hardware, Storage & Peripherals		3,384,422

Textiles, Apparel & Luxury Goods - 0.8%
Carter’s, Inc.	143	15,500
Columbia Sportswear Co.	184	16,830
Hanesbrands, Inc.	1,660	36,553
NIKE, Inc. Class B	3,657	291,390
Oxford Industries, Inc.	79	6,555
PVH Corp.	230	34,436
Ralph Lauren Corp.	53	6,663
Skechers U.S.A., Inc. Class A*	437	13,114
Steven Madden Ltd.	189	10,036
Tapestry, Inc.	615	28,727
Under Armour, Inc. Class A*(a)	670	15,062
VF Corp.	886	72,227
Wolverine World Wide, Inc.	174	6,050

Total Textiles, Apparel & Luxury Goods		553,143

Thrifts & Mortgage Finance - 0.3%
BofI Holding, Inc.*	382	15,627
Capitol Federal Financial, Inc.	677	8,909
Dime Community Bancshares, Inc.	400	7,800
Federal Agricultural Mortgage Corp. Class C	125	11,185
Flagstar Bancorp, Inc.*	241	8,257
LendingTree, Inc.*(a)	14	2,993
Meta Financial Group, Inc.	68	6,623
MGIC Investment Corp.*	1,636	17,538
Nationstar Mortgage Holdings, Inc.*	691	12,113
New York Community Bancorp, Inc.	1,568	17,311
NMI Holdings, Inc. Class A*	493	8,036
Northwest Bancshares, Inc.	633	11,008
PennyMac Financial Services, Inc. Class A*	392	7,703
Provident Financial Services, Inc.	344	9,470
Radian Group, Inc.	918	14,890
TFS Financial Corp.	375	5,914
Walker & Dunlop, Inc.	198	11,019
Washington Federal, Inc.	326	10,660
WSFS Financial Corp.	190	10,127

Total Thrifts & Mortgage Finance		197,183

Tobacco - 1.5%
Altria Group, Inc.	12,456	707,376
Philip Morris International, Inc.	3,808	307,458
Universal Corp.	100	6,605

Total Tobacco		1,021,439

Trading Companies & Distributors - 0.3%
Air Lease Corp.	515	21,615
Applied Industrial Technologies, Inc.	130	9,119
Fastenal Co.	604	29,071
GATX Corp.	198	14,698
GMS, Inc.*	135	3,657
HD Supply Holdings, Inc.*	407	17,456
Kaman Corp.	148	10,314
MSC Industrial Direct Co., Inc. Class A	161	13,661
Rush Enterprises, Inc. Class A*	128	5,553
SiteOne Landscape Supply, Inc.*	80	6,718
United Rentals, Inc.*	204	30,114
W.W. Grainger, Inc.	136	41,942
Watsco, Inc.	66	11,766
WESCO International, Inc.*	198	11,306

Total Trading Companies & Distributors		226,990

Transportation Infrastructure - 0.0%
Macquarie Infrastructure Corp.	160	6,752

Water Utilities - 0.1%
American Water Works Co., Inc.	351	29,968
Aqua America, Inc.	253	8,901
SJW Group	136	9,006

Total Water Utilities		47,875

Wireless Telecommunication Services - 0.2%
T-Mobile U.S., Inc.*	1,989	118,843
Telephone & Data Systems, Inc.	152	4,168

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree U.S. Total Earnings Fund (EXT)

June 30, 2018

Investments	Shares	Value
United States Cellular Corp.*	114	$4,222

Total Wireless Telecommunication Services		127,233

TOTAL COMMON STOCKS (Cost: $54,164,152)		66,160,434

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 1.95%(b) (Cost: $208,670)(c)	208,670	208,670

TOTAL INVESTMENTS IN SECURITIES - 100.2% (Cost: $54,372,822)		66,369,104
Other Assets less Liabilities - (0.2)%		(134,549)

NET ASSETS - 100.0%		$66,234,555

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at June 30, 2018 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of June 30, 2018.
(c)

At June 30, 2018, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $571,053 and the total market value of the collateral held by the Fund was $590,193. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $381,523.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of June 30, 2018, the Trust consisted of 80 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Asia Pacific ex-Japan Fund (“Asia Pacific ex-Japan Fund”)	June 16, 2006
WisdomTree Australia Dividend Fund (“Australia Dividend Fund”)	June 16, 2006
WisdomTree China ex-State-Owned Enterprises Fund (“China ex-State-Owned Enterprises Fund”)	September 19, 2012
WisdomTree Emerging Markets Consumer Growth Fund (“Emerging Markets Consumer Growth Fund”)	September 27, 2013
WisdomTree Emerging Markets ex-State-Owned Enterprises Fund (“Emerging Markets ex-State-Owned Enterprises Fund”)	December 10, 2014
WisdomTree Emerging Markets High Dividend Fund (“Emerging Markets High Dividend Fund”)	July 13, 2007
WisdomTree Emerging Markets Quality Dividend Growth Fund (“Emerging Markets Quality Dividend Growth Fund”)	August 1, 2013
WisdomTree Emerging Markets SmallCap Dividend Fund (“Emerging Markets SmallCap Dividend Fund”)	October 30, 2007
WisdomTree Europe Hedged Equity Fund (“Europe Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	December 31, 2009
WisdomTree Europe Hedged SmallCap Equity Fund (“Europe Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	March 4, 2015
WisdomTree Europe Quality Dividend Growth Fund (“Europe Quality Dividend Growth Fund”)	May 7, 2014
WisdomTree Europe SmallCap Dividend Fund (“Europe SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Germany Hedged Equity Fund (“Germany Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	October 17, 2013
WisdomTree Global ex-U.S. Quality Dividend Growth Fund (“Global ex-U.S. Quality Dividend Growth Fund”)	June 16, 2006
WisdomTree Global ex-U.S. Real Estate Fund (“Global ex-U.S. Real Estate Fund”)	June 5, 2007
WisdomTree Global High Dividend Fund (“Global High Dividend Fund”)	June 16, 2006
WisdomTree India Earnings Fund (“India Earnings Fund”) (consolidated)	February 22, 2008
WisdomTree International Dividend ex-Financials Fund (“International Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree International Equity Fund (“International Equity Fund”)	June 16, 2006
WisdomTree International Hedged Quality Dividend Growth Fund (“International Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	May 7, 2014
WisdomTree International High Dividend Fund (“International High Dividend Fund”)	June 16, 2006
WisdomTree International LargeCap Dividend Fund (“International LargeCap Dividend Fund”)	June 16, 2006
WisdomTree International MidCap Dividend Fund (“International MidCap Dividend Fund”)	June 16, 2006
WisdomTree International Quality Dividend Growth Fund (“International Quality Dividend Growth Fund”)	April 7, 2016
WisdomTree International SmallCap Dividend Fund (“International SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Japan Hedged Equity Fund (“Japan Hedged Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 16, 2006
WisdomTree Japan Hedged Financials Fund (“Japan Hedged Financials Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 8, 2014
WisdomTree Japan Hedged Quality Dividend Growth Fund (“Japan Hedged Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)	April 9, 2015
WisdomTree Japan Hedged SmallCap Equity Fund (“Japan Hedged SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	June 28, 2013
WisdomTree Japan SmallCap Dividend Fund (“Japan SmallCap Dividend Fund”)	June 16, 2006
WisdomTree Middle East Dividend Fund (“Middle East Dividend Fund”)	July 16, 2008
WisdomTree U.S. Dividend ex-Financials Fund (“U.S. Dividend ex-Financials Fund”)	June 16, 2006
WisdomTree U.S. Earnings 500 Fund (“U.S. Earnings 500 Fund”)	February 23, 2007
WisdomTree U.S. High Dividend Fund (“U.S. High Dividend Fund”)	June 16, 2006
WisdomTree U.S. LargeCap Dividend Fund (“U.S. LargeCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Dividend Fund (“U.S. MidCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. MidCap Earnings Fund (“U.S. MidCap Earnings Fund”)	February 23, 2007
WisdomTree U.S. Multifactor Fund (“U.S. Multifactor Fund”)	June 29, 2017
WisdomTree U.S. Quality Dividend Growth Fund (“U.S. Quality Dividend Growth Fund”)	May 22, 2013
WisdomTree U.S. Quality Shareholder Yield Fund (“U.S. Quality Shareholder Yield Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Dividend Fund (“U.S. SmallCap Dividend Fund”)	June 16, 2006
WisdomTree U.S. SmallCap Earnings Fund (“U.S. SmallCap Earnings Fund”)	February 23, 2007
WisdomTree U.S. SmallCap Quality Dividend Growth Fund (“U.S. SmallCap Quality Dividend Growth Fund”)	July 25, 2013
WisdomTree U.S. Total Dividend Fund (“U.S. Total Dividend Fund”)	June 16, 2006
WisdomTree U.S. Total Earnings Fund (“U.S. Total Earnings Fund”)	February 23, 2007

Notes to Schedule of Investments (unaudited) (continued)

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Basis of Consolidation - The consolidated schedule of investment of the India Earnings Fund includes investments of a wholly-owned and controlled subsidiary in the Republic of Mauritius. All intercompany transactions have been eliminated in consolidation.

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions or large investors may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less), if any, generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (‘‘WTAM’’) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical securities

Notes to Schedule of Investments (unaudited) (continued)

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value. The Pricing Committee meets at least on a monthly basis to review and discuss the appropriateness of such fair values using more current information such as, recent security news, recent market transactions, updated corporate action information and/or other macro or security specific events. Also, when observable inputs become available, the Pricing Committee conducts back testing of the methodologies used to value Level 3 financial instruments to substantiate the unobservable inputs used to value those investments. Such back testing includes comparing Level 3 investment values to observable inputs such as exchange-traded prices, transaction prices, and/or vendor prices.

The following is a summary of the fair valuations according to the inputs used as of June 30, 2018 in valuing each Fund’s assets:

Asia Pacific ex-Japan Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$6,844,163	$79,500	$—
Other*	36,037,863	—	—
Exchange-Traded Fund	87,300	—	—

Total	$42,969,326	$79,500	$—

Australia Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$33,212,842	$—	$—

Total	$33,212,842	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	6	—

Total - Net	$33,212,842	$6	$—

Notes to Schedule of Investments (unaudited) (continued)

China ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
Chemicals	$1,548,917	$—	$969,404	**
Construction & Engineering	—	—	363,581	**
Media	234,509	—	349,121	**
Real Estate Management & Development	15,091,496	—	54,228	**
Semiconductors & Semiconductor Equipment	1,233,778	—	0	**
Other*	182,244,806	—	—
Investment of Cash Collateral for Securities Loaned	—	879,042	—

Total	$200,353,506	$879,042	$1,736,334

Unrealized Appreciation on Foreign Currency Contracts	—	1	—

Total - Net	$200,353,506	$879,043	$1,736,334

Emerging Markets Consumer Growth Fund	Level 1	Level 2	Level 3
Common Stocks
South Korea	$6,541,390	$632,712	$—
Other*	35,822,861	—	—
Warrants*	520	—	—
Investment of Cash Collateral for Securities Loaned	—	702,709	—

Total	$42,364,771	$1,335,421	$—

Emerging Markets ex-State-Owned Enterprises Fund	Level 1	Level 2	Level 3
Common Stocks
China	$46,928,764	$—	$136,355	**
South Korea	21,262,734	24,758	69,014	**
Taiwan	16,113,509	240,169	—
Other*	55,979,031	—	—
Investment of Cash Collateral for Securities Loaned	—	158,709	—

Total	$140,284,038	$423,636	$205,369

Unrealized Depreciation on Foreign Currency Contracts	—	(8)	—

Total - Net	$140,284,038	$423,628	$205,369

Emerging Markets High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Taiwan	$541,246,868	$7,115,014	$—
Other*	1,433,947,470	—	—
Exchange-Traded Fund	2,575,980	—	—
Investment of Cash Collateral for Securities Loaned	—	31,418,365	—

Total	$1,977,770,318	$38,533,379	$—

Unrealized Appreciation on Foreign Currency Contracts	—	2,209	—
Unrealized Depreciation on Foreign Currency Contracts	—	(9,547)	—

Total - Net	$1,977,770,318	$38,526,041	$—

Emerging Markets Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$82,274,402	$—	$—
Investment of Cash Collateral for Securities Loaned	—	845,054	—

Total	$82,274,402	$845,054	$—

Emerging Markets SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
China	$337,182,381	$—	$1	**
Hong Kong	12,720,149	—	299,945	**
Thailand	89,201,423	—	0	**
Other*	1,104,828,332	—	—
Warrants	10,965	—	—
Investment of Cash Collateral for Securities Loaned	—	22,276,011	—

Total	$1,543,943,250	$22,276,011	$299,946

Unrealized Appreciation on Foreign Currency Contracts	—	393	—
Unrealized Depreciation on Foreign Currency Contracts	—	(16,182)	—

Total - Net	$1,543,943,250	$22,260,222	$299,946

Europe Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$5,507,678,060	$—	$—
Investment of Cash Collateral for Securities Loaned	—	8,572,257	—

Total	$5,507,678,060	$8,572,257	$—

Unrealized Appreciation on Foreign Currency Contracts	—	19,088,754	—
Unrealized Depreciation on Foreign Currency Contracts	—	(10,726,597)	—

Total - Net	$5,507,678,060	$16,934,414	$—

Notes to Schedule of Investments (unaudited) (continued)

Europe Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$189,063,773	$—	$—

Total	$189,063,773	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	426,439	—
Unrealized Depreciation on Foreign Currency Contracts	—	(92,319)	—

Total - Net	$189,063,773	$334,120	$—

Europe Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$71,589,243	$—	$—

Total	$71,589,243	$—	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(27)	—

Total - Net	$71,589,243	$(27)	$—

Europe SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,055,690,829	$—	$—
Rights	385,129	—	—
Exchange-Traded Fund	7,072,713	—	—
Investment of Cash Collateral for Securities Loaned	—	11,658,596	—

Total	$1,063,148,671	$11,658,596	$—

Unrealized Appreciation on Foreign Currency Contracts	—	341	—
Unrealized Depreciation on Foreign Currency Contracts	—	(234)	—

Total - Net	$1,063,148,671	$11,658,703	$—

Germany Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$79,719,445	$—	$—

Total	$79,719,445	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	182,173	—
Unrealized Depreciation on Foreign Currency Contracts	—	(29,092)	—

Total - Net	$79,719,445	$153,081	$—

Global ex-U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$68,399,603	$—	$—
Exchange-Traded Funds	61,790	—	—
Investment of Cash Collateral for Securities Loaned	—	299,070	—

Total	$68,461,393	$299,070	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(63)	—

Total - Net	$68,461,393	$299,007	$—

Global ex-U.S. Real Estate Fund	Level 1	Level 2	Level 3
Common Stocks*	$97,729,937	$—	$—
Exchange-Traded Fund	55,228	—	—
Investment of Cash Collateral for Securities Loaned	—	1,762,590	—

Total	$97,785,165	$1,762,590	$—

Unrealized Appreciation on Foreign Currency Contracts	—	23	—

Total - Net	$97,785,165	$1,762,613	$—

Global High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
South Korea	$391,588	$—	$11,542	**
Taiwan	2,582,692	51,147	—
Other*	99,627,885	—	—
Rights
Italy	—	0	—
Spain	4,969	—	—
Exchange-Traded Funds	281,743	—	—
Investment of Cash Collateral for Securities Loaned	—	909,389	—

Total	$102,888,877	$960,536	$11,542

Unrealized Appreciation on Foreign Currency Contracts	—	32	—
Unrealized Depreciation on Foreign Currency Contracts	—	(142)	—

Total - Net	$102,888,877	$960,426	$11,542

Notes to Schedule of Investments (unaudited) (continued)

India Earnings Fund (consolidated)	Level 1	Level 2	Level 3
Common Stocks*	$1,533,949,826	$—	$—

Total	$1,533,949,826	$—	$—

International Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$191,800,086	$—	$—
Rights	74,971	—	—
Exchange-Traded Fund	287,361	—	—

Total	$192,162,418	$—	$—

International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$879,725,356	$—	$—
Rights
Italy	—	0	—
Spain	59,100	—	—
Investment of Cash Collateral for Securities Loaned	—	27,573	—

Total	$879,784,456	$27,573	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(76)	—

Total - Net	$879,784,456	$27,497	$—

International Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$482,940,450	$—	$—

Total	$482,940,450	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	5,987,189	—
Unrealized Depreciation on Foreign Currency Contracts	—	(363,702)	—

Total - Net	$482,940,450	$5,623,487	$—

International High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$312,111,706	$—	$—
Rights
Italy	—	0	—
Spain	35,923	—	—
Exchange-Traded Fund	114,170	—	—

Total	$312,261,799	$0	$—

Unrealized Appreciation on Foreign Currency Contracts	—	270	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,332)	—

Total - Net	$312,261,799	$(1,062)	$—

International LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$427,123,870	$—	$—
Rights
Italy	—	0	—
Spain	36,059	—	—
Exchange-Traded Fund	15,925	—	—
Investment of Cash Collateral for Securities Loaned	—	17,708	—

Total	$427,175,854	$17,708	$—

International MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$287,284,587	$—	$—
Investment of Cash Collateral for Securities Loaned	—	16,979	—

Total	$287,284,587	$16,979	$—

Unrealized Appreciation on Foreign Currency Contracts	—	3	—
Unrealized Depreciation on Foreign Currency Contracts	—	(83)	—

Total - Net	$287,284,587	$16,899	$—

International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$59,544,883	$—	$—

Total	$59,544,883	$—	$—

Notes to Schedule of Investments (unaudited) (continued)

International SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,861,993,770	$—	$—
Rights*	460,206	—	—
Exchange-Traded Funds	36,511	—	—
Investment of Cash Collateral for Securities Loaned	—	9,666,810	—

Total	$1,862,490,487	$9,666,810	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,414	—
Unrealized Depreciation on Foreign Currency Contracts	—	(167)	—

Total - Net	$1,862,490,487	$9,668,057	$—

Japan Hedged Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$6,028,529,308	$—	$—
Investment of Cash Collateral for Securities Loaned	—	118,250,266	—

Total	$6,028,529,308	$118,250,266	$—

Unrealized Appreciation on Foreign Currency Contracts	—	144,709,476	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,192,626)	—

Total - Net	$6,028,529,308	$256,767,116	$—

Japan Hedged Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$37,500,550	$—	$—
Investment of Cash Collateral for Securities Loaned	—	321,555	—

Total	$37,500,550	$321,555	$—

Unrealized Appreciation on Foreign Currency Contracts	—	828,163	—
Unrealized Depreciation on Foreign Currency Contracts	—	(8,265)	—

Total - Net	$37,500,550	$1,141,453	$—

Japan Hedged Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$13,744,274	$—	$—

Total	$13,744,274	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	295,365	—
Unrealized Depreciation on Foreign Currency Contracts	—	(1,860)	—

Total - Net	$13,744,274	$293,505	$—

Japan Hedged SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$160,851,189	$—	$—
Investment of Cash Collateral for Securities Loaned	—	32,854	—

Total	$160,851,189	$32,854	$—

Unrealized Appreciation on Foreign Currency Contracts	—	4,174,148	—
Unrealized Depreciation on Foreign Currency Contracts	—	(300,027)	—

Total - Net	$160,851,189	$3,906,975	$—

Japan SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,083,445,795	$—	$—
Exchange-Traded Fund	3,596,417	—	—
Investment of Cash Collateral for Securities Loaned	—	531,500	—

Total	$1,087,042,212	$531,500	$—

Unrealized Depreciation on Foreign Currency Contracts	—	(719)	—

Total - Net	$1,087,042,212	$530,781	$—

Middle East Dividend Fund	Level 1	Level 2	Level 3
Common Stocks
Kuwait	$2,478,200	$—	$0	**
Other*	16,174,813	—	—

Total	$18,653,013	$—	$0

Unrealized Depreciation on Foreign Currency Contracts	—	(49)	—

Total - Net	$18,653,013	$(49)	$0

U.S. Dividend ex-Financials Fund	Level 1	Level 2	Level 3
Common Stocks*	$801,029,889	$—	$—
Exchange-Traded Funds	1,133,039	—	—

Total	$802,162,928	$—	$—

Notes to Schedule of Investments (unaudited) (continued)

U.S. Earnings 500 Fund	Level 1	Level 2	Level 3
Common Stocks*	$202,976,024	$—	$—
Exchange-Traded Fund	358,932	—	—
Investment of Cash Collateral for Securities Loaned	—	209,921	—

Total	$203,334,956	$209,921	$—

U.S. High Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$988,348,140	$—	$—
Exchange-Traded Fund	2,119,825	—	—
Investment of Cash Collateral for Securities Loaned	—	1,798,307	—

Total	$990,467,965	$1,798,307	$—

U.S. LargeCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,918,073,734	$—	$—
Exchange-Traded Fund	4,697,994	—	—
Investment of Cash Collateral for Securities Loaned	—	1,212,135	—

Total	$1,922,771,728	$1,212,135	$—

U.S. MidCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$3,244,977,802	$—	$—
Exchange-Traded Fund	577,541	—	—
Investment of Cash Collateral for Securities Loaned	—	29,604,366	—

Total	$3,245,555,343	$29,604,366	$—

U.S. MidCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$1,103,514,865	$—	$—
Exchange-Traded Fund	2,168,298	—	—
Investment of Cash Collateral for Securities Loaned	—	29,864,170	—

Total	$1,105,683,163	$29,864,170	$—

U.S. Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$10,073,188	$—	$—
Investment of Cash Collateral for Securities Loaned	—	130,955	—

Total	$10,073,188	$130,955	$—

U.S. Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,182,703,368	$—	$—
Investment of Cash Collateral for Securities Loaned	—	1,644,252	—

Total	$2,182,703,368	$1,644,252	$—

U.S. Quality Shareholder Yield Fund	Level 1	Level 2	Level 3
Common Stocks*	$40,963,194	$—	$—

Total	$40,963,194	$—	$—

U.S. SmallCap Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,112,568,463	$—	$—
Exchange-Traded Fund	7,878,614	—	—
Investment of Cash Collateral for Securities Loaned	—	66,924,527	—

Total	$2,120,447,077	$66,924,527	$—

U.S. SmallCap Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$702,338,847	$—	$—
Exchange-Traded Fund	239,373	—	—
Investment of Cash Collateral for Securities Loaned	—	27,048,580	—

Total	$702,578,220	$27,048,580	$—

Notes to Schedule of Investments (unaudited) (continued)

U.S. SmallCap Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Common Stocks*	$105,964,956	$—	$—
Investment of Cash Collateral for Securities Loaned	—	3,736,472	—

Total	$105,964,956	$3,736,472	$—

U.S. Total Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$586,207,738	$—	$—
Exchange-Traded Fund	32	—	—
Investment of Cash Collateral for Securities Loaned	—	1,360,316	—

Total	$586,207,770	$1,360,316	$—

U.S. Total Earnings Fund	Level 1	Level 2	Level 3
Common Stocks*	$66,160,434	$—	$—
Investment of Cash Collateral for Securities Loaned	—	208,670	—

Total	$66,160,434	$208,670	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.
**	Security is being fair valued using significant unobservable inputs by the Pricing Committee.

The following is a summary of transfers between fair value measurement levels that occurred during period ended June 30, 2018. The Funds have elected to use the beginning of period method for transfers between fair value measurement levels.

Transfers from Level 1 to Level 2[1]
Asia Pacific ex-Japan Fund	$76,019

Emerging Markets Consumer Growth Fund	612,060

Emerging Markets ex-State-Owned Enterprises Fund	152,913

Emerging Markets High Dividend Fund	6,879,497

Global High Dividend Fund	48,098

[1]	Transfers from Level 1 to Level 2 are as a result of the unavailability of a quoted price in an active market for identical investments as of June 30, 2018.

During the period ended June 30, 2018, there were no significant transfers into or out of Level 3 of the fair value hierarchy.

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts during the period ended June 30, 2018 and open positions in such derivatives as of June 30, 2018 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to risk. Risks may arise upon entering into foreign currency contracts from potential inability of a counterparty to meet the terms of their contracts and from unanticipated movements in the value of the foreign currencies relative to the U.S. dollar or each other. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at June 30, 2018 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At June 30, 2018, the Funds did not receive or post collateral with any counterparty for derivatives and no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of June 30, 2018, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended June 30, 2018, the volume of derivative activity (based on the average of month-end balances) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)
Asia Pacific ex-Japan Fund
Foreign exchange contracts	$—	$4,993

Australia Dividend Fund
Foreign exchange contracts	—	9,326

China ex-State-Owned Enterprises Fund
Foreign exchange contracts	958,582	808,045

Emerging Markets Consumer Growth Fund
Foreign exchange contracts	33,712	8,397

Notes to Schedule of Investments (unaudited) (continued)

Emerging Markets ex-State-Owned Enterprises Fund
Foreign exchange contracts	$2,068,128	$664,702

Emerging Markets High Dividend Fund
Foreign exchange contracts	93,707	2,110,907

Emerging Markets Quality Dividend Growth Fund
Foreign exchange contracts	17,736	21,824

Emerging Markets SmallCap Dividend Fund
Foreign exchange contracts	1,653,166	2,455,499

Europe Hedged Equity Fund
Foreign exchange contracts	6,460,034,992	12,516,196,642

Europe Hedged SmallCap Equity Fund
Foreign exchange contracts	185,119,565	363,620,688

Europe Quality Dividend Growth Fund
Foreign exchange contracts	—	15,144

Europe SmallCap Dividend Fund
Foreign exchange contracts	209,695	723,797

Germany Hedged Equity Fund
Foreign exchange contracts	92,744,937	180,928,483

Global ex-U.S. Quality Dividend Growth Fund
Foreign exchange contracts	—	46,754

Global ex-U.S. Real Estate Fund
Foreign exchange contracts	14,464	48,660

Global High Dividend Fund
Foreign exchange contracts	10,645	7,986

India Earnings Fund (consolidated)
Foreign exchange contracts	—	412,078

International Dividend ex-Financials Fund
Foreign exchange contracts	19,374	72,434

International Equity Fund
Foreign exchange contracts	37,209	134,002

International Hedged Quality Dividend Growth Fund
Foreign exchange contracts	569,894,404	1,098,894,794

International High Dividend Fund
Foreign exchange contracts	96	118,208

International LargeCap Dividend Fund
Foreign exchange contracts	—	296,943

International MidCap Dividend Fund
Foreign exchange contracts	—	189,331

International Quality Dividend Growth Fund
Foreign exchange contracts	135,846	145,954

International SmallCap Dividend Fund
Foreign exchange contracts	187,865	—

Japan Hedged Equity Fund
Foreign exchange contracts	6,829,988,909	13,235,584,244

Japan Hedged Financials Fund
Foreign exchange contracts	42,971,831	82,580,243

Japan Hedged Quality Dividend Growth Fund
Foreign exchange contracts	14,073,101	28,036,223

Japan Hedged SmallCap Equity Fund
Foreign exchange contracts	207,559,233	402,264,841

Japan SmallCap Dividend Fund
Foreign exchange contracts	—	339,577

Middle East Dividend Fund
Foreign exchange contracts	2,564	4,422

Notes to Schedule of Investments (unaudited) (continued)

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency forward and foreign currency futures contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - A forward foreign currency contract (‘‘Forward Contract’’) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

Notes to Schedule of Investments (unaudited) (continued)

3. FEDERAL INCOME TAXES

At June 30, 2018, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Asia Pacific ex-Japan Fund	$40,436,256	$6,295,629	$(3,683,059)	$2,612,570
Australia Dividend Fund	31,915,410	4,169,038	(2,871,600)	1,297,438
China ex-State-Owned Enterprises Fund	199,107,852	15,856,458	(11,995,427)	3,861,031
Emerging Markets Consumer Growth Fund	47,911,821	2,452,613	(6,664,242)	(4,211,629)
Emerging Markets ex-State-Owned Enterprises Fund	151,308,623	2,633,891	(13,029,479)	(10,395,588)
Emerging Markets High Dividend Fund	2,043,478,247	200,456,083	(227,637,971)	(27,181,888)
Emerging Markets Quality Dividend Growth Fund	80,818,905	9,222,094	(6,921,543)	2,300,551
Emerging Markets SmallCap Dividend Fund	1,492,807,316	215,552,444	(141,856,342)	73,696,102
Europe Hedged Equity Fund	5,421,279,304	763,686,614	(660,353,444)	103,333,170
Europe Hedged SmallCap Equity Fund	176,259,778	20,791,409	(7,653,294)	13,138,115
Europe Quality Dividend Growth Fund	69,853,060	4,137,482	(2,401,326)	1,736,156
Europe SmallCap Dividend Fund	1,078,133,086	99,976,527	(103,302,239)	(3,325,712)
Germany Hedged Equity Fund	78,616,798	9,134,065	(7,878,337)	1,255,728
Global ex-U.S. Quality Dividend Growth Fund	65,193,899	7,628,880	(4,062,379)	3,566,501
Global ex-U.S. Real Estate Fund	102,445,009	9,233,066	(12,130,297)	(2,897,231)
Global High Dividend Fund	99,756,201	10,737,586	(6,632,942)	4,104,644
India Earnings Fund (consolidated)	1,166,895,605	447,154,867	(80,100,646)	367,054,221
International Dividend ex-Financials Fund	202,778,072	7,526,275	(18,141,929)	(10,615,654)
International Equity Fund	794,510,295	119,486,808	(34,185,150)	85,301,658
International Hedged Quality Dividend Growth Fund	454,235,924	49,792,508	(15,464,495)	34,328,013
International High Dividend Fund	310,619,570	25,675,909	(24,034,742)	1,641,167
International LargeCap Dividend Fund	400,604,516	48,126,291	(21,537,245)	26,589,046
International MidCap Dividend Fund	257,072,062	38,735,804	(8,506,380)	30,229,424
International Quality Dividend Growth Fund	59,104,249	1,764,588	(1,323,954)	440,634
International SmallCap Dividend Fund	1,617,626,066	313,141,675	(58,609,197)	254,532,478
Japan Hedged Equity Fund	5,882,267,809	800,505,551	(397,476,936)	403,028,615
Japan Hedged Financials Fund	42,564,706	1,055,890	(4,978,593)	(3,922,703)
Japan Hedged Quality Dividend Growth Fund	12,288,089	2,107,660	(357,970)	1,749,690
Japan Hedged SmallCap Equity Fund	149,498,749	20,404,174	(5,144,759)	15,259,415
Japan SmallCap Dividend Fund	998,028,269	113,880,685	(24,335,961)	89,544,724
Middle East Dividend Fund	17,669,952	2,350,085	(1,367,073)	983,012
U.S. Dividend ex-Financials Fund	746,025,917	105,902,508	(49,765,497)	56,137,011
U.S. Earnings 500 Fund	170,271,665	38,602,719	(5,329,507)	33,273,212
U.S. High Dividend Fund	981,596,331	81,446,540	(70,776,599)	10,669,941
U.S. LargeCap Dividend Fund	1,641,301,669	362,997,003	(80,314,809)	282,682,194
U.S. MidCap Dividend Fund	2,919,945,496	475,833,969	(120,619,756)	355,214,213
U.S. MidCap Earnings Fund	1,016,438,183	161,089,795	(41,980,645)	119,109,150
U.S. Multifactor Fund	9,987,244	364,759	(147,860)	216,899
U.S. Quality Dividend Growth Fund	1,971,955,261	273,474,936	(61,082,577)	212,392,359
U.S. Quality Shareholder Yield Fund	39,684,022	3,552,050	(2,272,878)	1,279,172
U.S. SmallCap Dividend Fund	2,056,224,554	296,366,669	(165,219,619)	131,147,050
U.S. SmallCap Earnings Fund	632,680,983	127,243,228	(30,297,411)	96,945,817
U.S. SmallCap Quality Dividend Growth Fund	104,950,395	11,676,523	(6,925,490)	4,751,033
U.S. Total Dividend Fund	473,998,440	132,981,232	(19,411,586)	113,569,646
U.S. Total Earnings Fund	54,426,317	14,348,531	(2,405,744)	11,942,787

Notes to Schedule of Investments (unaudited) (continued)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended June 30, 2018 are as follows:

Fund	Value at 3/31/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 6/30/2018	Dividend Income
Asia Pacific ex-Japan Fund
Global ex-U.S. Real Estate Fund	$111,132	$302,357	$298,556	$(22,085)	$(5,548)	$87,300	$11,837

Emerging Markets High Dividend Fund
Global High Dividend Fund	$2,617,313	$2,273,540	$2,255,455	$(9,306)	$(50,112)	$2,575,980	$34,250
India Earnings Fund	33,538,657	—	32,447,739	(1,381,894)	290,976	—	100,345

Total	$36,155,970	$2,273,540	$34,703,194	$(1,391,200)	$240,864	$2,575,980	$134,595

Emerging Markets SmallCap Dividend Fund
Emerging Markets High Dividend Fund	$134,566	$6,259,417	$5,838,343	$(552,615)	$(3,025)	$—	$57,264

Europe SmallCap Dividend Fund
International MidCap Dividend Fund	$5,240,125	$8,348,756	$6,061,922	$(52,593)	$(401,653)	$7,072,713	$112,824

Global ex-U.S. Quality Dividend Growth Fund
Emerging Markets High Dividend Fund	$11,429	$337,553	$312,192	$(11,667)	$(258)	$24,865	$3,054
International Equity Fund	17,116	502,643	468,465	(13,624)	(745)	36,925	8,764

Total	$28,545	$840,196	$780,657	$(25,291)	$(1,003)	$61,790	$11,818

Global High Dividend Fund
International High Dividend Fund	$—	$289,643	$248,661	$(10,768)	$(158)	$30,056	$2,590
U.S. High Dividend Fund	—	95,896	85,738	(239)	83	10,002	239

Total	$—	$385,539	$334,399	$(11,007)	$(75)	$40,058	$2,829

International Dividend ex-Financials Fund
International LargeCap Dividend Fund	$130,035	$1,804,565	$1,526,733	$(107,980)	$(12,526)	$287,361	$35,827

International Equity Fund
International Dividend ex-Financials Fund	$174	$5,039,846	$4,753,592	$(286,425)	$(3)	$—	$80,503

International High Dividend Fund
International LargeCap Dividend Fund	$267,690	$2,276,141	$2,373,218	$(59,522)	$3,079	$114,170	$23,143

International LargeCap Dividend Fund
International MidCap Dividend Fund	$759,963	$5,112,416	$5,542,925	$(297,543)	$(15,986)	$15,925	$88,165

International MidCap Dividend Fund
WisdomTree Australia Dividend Fund	$42,653	$849,853	$873,906	$(20,861)	$2,261	$—	$5,025
WisdomTree Japan Hedged Equity Fund	43,912	1,148,380	1,124,839	(67,919)	466	—	21,960

Total	$86,565	$1,998,233	$1,998,745	$(88,780)	$2,727	$—	$26,985

International SmallCap Dividend Fund
Europe SmallCap Dividend Fund	$3,899,580	$15,114,908	$17,894,408	$(1,019,530)	$(80,515)	$20,035	$413,521
Japan SmallCap Dividend Fund	3,220,099	12,246,975	14,688,467	(679,310)	(82,821)	16,476	104,395

Total	$7,119,679	$27,361,883	$32,582,875	$(1,698,840)	$(163,336)	$36,511	$517,916

Japan SmallCap Dividend Fund
Japan Hedged Equity Fund	$244,988	$43,961,770	$40,692,090	$94,504	$(12,755)	$3,596,417	$106,415

U.S. Dividend ex-Financials Fund
U.S. LargeCap Dividend Fund	$911,447	$2,044,955	$2,363,508	$(42,145)	$16,650	$567,399	$10,311
U.S. MidCap Dividend Fund	916,770	2,025,202	2,403,384	1,311	25,741	565,640	8,860

Total	$1,828,217	$4,070,157	$4,766,892	$(40,834)	$42,391	$1,133,039	$19,171

U.S. Earnings 500 Fund
U.S. High Dividend Fund	$204,565	$961,753	$817,512	$1,174	$8,952	$358,932	$6,223

U.S. High Dividend Fund
U.S. Total Dividend Fund	$3,058,050	$1,598,736	$2,630,775	$32,680	$61,134	$2,119,825	$22,980

U.S. LargeCap Dividend Fund
U.S. Total Dividend Fund	$—	$11,641,253	$6,843,151	$(70,695)	$(29,413)	$4,697,994	$33,571

U.S. MidCap Dividend Fund
U.S. LargeCap Dividend Fund	$1,487,251	$2,525,208	$3,433,776	$(88,998)	$87,856	$577,541	$21,096

Notes to Schedule of Investments (unaudited) (concluded)

U.S. MidCap Earnings Fund
U.S. MidCap Dividend Fund	$2,110,629	$2,667,797	$2,753,981	$41,798	$102,055	$2,168,298	$18,168

U.S. SmallCap Dividend Fund
U.S. MidCap Dividend Fund	$10,549,153	$2,873,346	$6,222,385	$153,198	$525,302	$7,878,614	$65,102

U.S. SmallCap Earnings Fund
U.S. MidCap Earnings Fund	$681,155	$1,942,211	$2,393,957	$49,743	$(39,779)	$239,373	$8,983

U.S. Total Dividend Fund
U.S. Total Earnings Fund	$11,117	$2,080,490	$2,092,190	$1,365	$(750)	$32	$6,780

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of June 30, 2018, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends paid to WTAM on Fund Shares held by WTAM
China ex-State-Owned Enterprises Fund	—	$—	$41
Emerging Markets ex-State-Owned Enterprises Fund	938	27,558	111
Emerging Markets High Dividend Fund	19	815	5
Emerging Markets SmallCap Dividend Fund	310	14,784	250
Europe Hedged Equity Fund	—	—	143
Europe SmallCap Dividend Fund	—	—	31
India Earnings Fund	41	1,032	2
International Equity Fund	134	7,069	226
International High Dividend Fund	79	3,271	88
International Quality Dividend Growth Fund	439	13,122	97
International SmallCap Dividend Fund	274	19,714	442
Japan Hedged Equity Fund	117	6,316	127
Japan SmallCap Dividend Fund	27	2,079	22
U.S. Dividend ex-Financials Fund	30	2,607	46
U.S. Earnings 500 Fund	794	24,360	202
U.S. High Dividend Fund	24	1,679	58
U.S. LargeCap Dividend Fund	265	23,784	804
U.S. MidCap Dividend Fund	329	11,778	217
U.S. MidCap Earnings Fund	306	12,292	129
U.S. Multifactor Fund	311	8,988	58
U.S. Quality Dividend Growth Fund	373	15,297	302
U.S. SmallCap Dividend Fund	164	4,863	127
U.S. SmallCap Earnings Fund	179	6,926	57
U.S. Total Dividend Fund	78	7,109	196

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	WisdomTree Trust

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jonathan L. Steinberg
Jonathan L. Steinberg, President
(principal executive officer)

Date	August 27, 2018

By (Signature and Title)*	/s/ David Castano
David Castano, Treasurer
(principal financial officer)

Date	August 27, 2018

* Print the name and title of each signing officer under his or her signature.